                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____________                                    [ ]

Post-Effective Amendment No. 53 (File No. 333-79311)                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 54 (File No. 811-07355)                    [X]

                        (Check appropriate box or boxes)

                         RIVERSOURCE VARIABLE ACCOUNT 10
                    (previously IDS LIFE VARIABLE ACCOUNT 10)
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                     (previously IDS Life Insurance Company)
                               (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

     Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2009 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS


MAY 1, 2009


RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(R)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

New RiverSource Retirement Advisor Variable Annuity contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust
  (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares


- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST)

- Royce Capital Fund
- Third Avenue Variable Series Trust
- The Universal Institutional Funds, Inc.
  Van Kampen Life Investment Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.


                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  1

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS



KEY TERMS....................................    3
THE CONTRACT IN BRIEF........................    5
EXPENSE SUMMARY..............................    6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)..   11
FINANCIAL STATEMENTS.........................   11
THE VARIABLE ACCOUNT AND THE FUNDS...........   11
THE FIXED ACCOUNT............................   21
BUYING YOUR CONTRACT.........................   21
CHARGES......................................   23
VALUING YOUR INVESTMENT......................   27
MAKING THE MOST OF YOUR CONTRACT.............   28
SURRENDERS...................................   36
TSA -- SPECIAL PROVISIONS....................   36
CHANGING OWNERSHIP...........................   37
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT....................................   38
OPTIONAL BENEFITS............................   39
THE ANNUITY PAYOUT PERIOD....................   43
TAXES........................................   44
VOTING RIGHTS................................   47
SUBSTITUTION OF INVESTMENTS..................   48
ABOUT THE SERVICE PROVIDERS..................   48
APPENDIX: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................   50
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION........   62






2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408 A of the Code

- SIMPLE IRAs under Section 408(p) of the Code


                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  3

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code


- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code


- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the EEB, MAV and/or PN. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

                SEVEN-YEAR SCHEDULE                                   TEN-YEAR SCHEDULE*
NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE    NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE
DATE OF EACH PURCHASE PAYMENT        PERCENTAGE        DATE OF EACH PURCHASE PAYMENT       PERCENTAGE
               0                          7%                         0                          8%
               1                          7                          1                          8
               2                          7                          2                          8
               3                          6                          3                          7
               4                          5                          4                          7
               5                          4                          5                          6
               6                          2                          6                          5
               7                          0                          7                          4
                                                                     8                          3
                                                                     9                          2
                                                                    10                          0


* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                                         ASSUMED INVESTMENT RATE
                                                                         3.50%             5.00%
Qualified annuity discount rate                                          4.72%             6.22%
Nonqualified annuity discount rate                                       4.92%             6.42%


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                                    $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)



MAV RIDER FEE                                                                                     0.15%

EEB RIDER FEE                                                                                     0.30%

PN RIDER FEE                                                          Maximum: 0.20%     Current: 0.10%




6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE
FOR NONQUALIFIED ANNUITIES                                                         0.95%
FOR QUALIFIED ANNUITIES                                                            0.75%


ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE ACTUAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                0.55%                4.35%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)





                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Capital Appreciation Fund, Series I          0.61%        --%    0.30%         0.01%          0.92%
Shares

AIM V.I. Capital Development Fund, Series I           0.75         --     0.36          0.01           1.12(1)
Shares

AIM V.I. Global Health Care Fund, Series II           0.75       0.25     0.38          0.01           1.39(2)
Shares

AIM V.I. International Growth Fund, Series II         0.71       0.25     0.35          0.02           1.33(2)
Shares

AllianceBernstein VPS Global Technology               0.75       0.25     0.18            --           1.18
Portfolio (Class B)

AllianceBernstein VPS Growth and Income               0.55       0.25     0.07            --           0.87
Portfolio (Class B)

AllianceBernstein VPS International Value             0.74       0.25     0.07            --           1.06
Portfolio (Class B)

American Century VP International, Class I            1.34         --     0.01            --           1.35

American Century VP Mid Cap Value, Class II           0.90       0.25     0.01            --           1.16

American Century VP Ultra(R), Class II                0.90       0.25     0.01            --           1.16

American Century VP Value, Class I                    0.94         --     0.01            --           0.95

Calvert Variable Series, Inc. Social Balanced         0.70         --     0.22            --           0.92
Portfolio

Columbia Marsico Growth Fund, Variable Series,        0.92         --     0.04            --           0.96
Class A

Columbia Marsico International Opportunities          1.02       0.25     0.12            --           1.39
Fund, Variable Series, Class B

Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.31            --           1.06(3)
Portfolio

Credit Suisse Trust - U.S. Equity Flex III            0.70         --     0.75            --           1.45(3)
Portfolio
(previously Credit Suisse Trust - Mid-Cap Core
Portfolio)

Eaton Vance VT Floating-Rate Income Fund              0.58       0.25     0.37            --           1.20

Evergreen VA International Equity Fund - Class 2      0.42       0.25     0.25            --           0.92

Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.10            --           0.91
Class 2

Fidelity(R) VIP Growth & Income Portfolio             0.46       0.10     0.13            --           0.69
Service Class

Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.10     0.12            --           0.78

Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.10     0.16            --           0.97

FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.30            --           1.35(4)
Fund - Class 2

FTVIPT Franklin Small Cap Value Securities            0.52       0.25     0.16          0.01           0.94(5)
Fund - Class 2



                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Goldman Sachs VIT Mid Cap Value                       0.80%        --%    0.04%           --%          0.84%
Fund - Institutional Shares

Goldman Sachs VIT Structured Small Cap Equity         0.75         --     0.31            --           1.06(6)
Fund - Institutional Shares

Goldman Sachs VIT Structured U.S. Equity              0.65         --     0.07            --           0.72(7)
Fund - Institutional Shares

Janus Aspen Series Enterprise Portfolio: Service      0.64       0.25     0.03            --           0.92
Shares
(previously Janus Aspen Series Mid Cap Growth
Portfolio: Service Shares)

Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.22            --           1.11
Service Shares

Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.02          0.01           0.92
Shares
(previously Janus Aspen Series Large Cap Growth
Portfolio: Service Shares)

Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.05            --           0.94
Shares
(previously Janus Aspen Series International
Growth Portfolio: Service Shares)

MFS(R) Investors Growth Stock Series - Service        0.75       0.25     0.10            --           1.10
Class

MFS(R) New Discovery Series - Service Class           0.90       0.25     0.11            --           1.26

MFS(R) Utilities Series - Service Class               0.72       0.25     0.09            --           1.06

Neuberger Berman Advisers Management Trust            1.13       0.25     0.21            --           1.59(8)
International Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service        0.63       0.25     0.02            --           0.90
Shares

Oppenheimer Main Street Small Cap Fund/VA,            0.70       0.25     0.04            --           0.99
Service Shares

Oppenheimer Strategic Bond Fund/VA, Service           0.55       0.25     0.04          0.01           0.85(9)
Shares

PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.76           1.44(10)
Class

Putnam VT Vista Fund - Class IB Shares                0.65       0.25     0.15          0.01           1.06

Royce Capital Fund - Micro-Cap Portfolio,             1.25         --     0.07            --           1.32
Investment Class

RVST Disciplined Asset Allocation                       --       0.25     0.89          0.69           1.83(11)
Portfolios - Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.61          0.66           1.52(11)
Portfolios - Conservative

RVST Disciplined Asset Allocation                       --       0.25     0.30          0.68           1.23(11)
Portfolios - Moderate

RVST Disciplined Asset Allocation                       --       0.25     0.36          0.68           1.29(11)
Portfolios - Moderately Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.50          0.67           1.42(11)
Portfolios - Moderately Conservative

RVST RiverSource Partners Variable                    0.77       0.13     0.16            --           1.06(12)
Portfolio - Fundamental Value Fund

RVST RiverSource Partners Variable                    0.89       0.13     3.33            --           4.35(12)
Portfolio - Select Value Fund

RVST RiverSource Partners Variable                    0.95       0.13     0.19          0.05           1.32(12)
Portfolio - Small Cap Value Fund

RVST RiverSource Variable Portfolio - Balanced        0.42       0.13     0.16            --           0.71
Fund

RVST RiverSource Variable Portfolio - Cash            0.32       0.13     0.17            --           0.62
Management Fund

RVST RiverSource Variable                             0.44       0.13     0.15            --           0.72
Portfolio - Diversified Bond Fund

RVST RiverSource Variable                             0.59       0.13     0.14            --           0.86
Portfolio - Diversified Equity Income Fund

RVST RiverSource Variable Portfolio - Dynamic         0.44       0.13     0.15          0.02           0.74
Equity Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Equity Fund)

RVST RiverSource Variable Portfolio - Global          0.66       0.13     0.18            --           0.97(12)
Bond Fund

RVST RiverSource Variable Portfolio - Global          0.44       0.13     0.17            --           0.74(12)
Inflation Protected Securities Fund

RVST RiverSource Variable Portfolio - High Yield      0.59       0.13     0.17            --           0.89
Bond Fund

RVST RiverSource Variable Portfolio - Income          0.61       0.13     0.18            --           0.92
Opportunities Fund

RVST RiverSource Variable Portfolio - Mid Cap         0.58       0.13     0.17            --           0.88(12)
Growth Fund

RVST RiverSource Variable Portfolio - Mid Cap         0.73       0.13     0.18            --           1.04
Value Fund

RVST RiverSource Variable Portfolio - S&P 500         0.22       0.13     0.19          0.01           0.55(12)
Index Fund

RVST RiverSource Variable Portfolio - Short           0.48       0.13     0.18            --           0.79
Duration U.S. Government Fund

RVST Seligman Variable Portfolio - Growth Fund        0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable
Portfolio - Growth Fund)

RVST Seligman Variable Portfolio - Larger-Cap         0.48       0.13     0.67            --           1.28(12)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Value Fund)

RVST Seligman Variable Portfolio - Smaller-Cap        0.62       0.13     0.31            --           1.06(12)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Small Cap Advantage Fund)

RVST Threadneedle Variable Portfolio - Emerging       1.15       0.13     0.33            --           1.61
Markets Fund



8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Threadneedle Variable                            0.82%      0.13%    0.20%           --%          1.15%
Portfolio - International Opportunity Fund

Third Avenue Value Portfolio                          0.90         --     0.34            --           1.24

Van Kampen Life Investment Trust Comstock             0.56       0.25     0.04            --           0.85
Portfolio, Class II Shares

Van Kampen UIF Global Real Estate Portfolio,          0.85       0.35     0.37            --           1.57(13)
Class II Shares

Van Kampen UIF Mid Cap Growth Portfolio, Class        0.75       0.35     0.31            --           1.41(13)
II Shares

Wanger International                                  0.84         --     0.18            --           1.02

Wanger USA                                            0.85         --     0.11            --           0.96

Wells Fargo Advantage VT Asset Allocation Fund        0.55       0.25     0.23          0.01           1.04(14)

Wells Fargo Advantage VT International Core Fund      0.75       0.25     0.43            --           1.43(14)

Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25     0.26            --           1.26(14)





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.11%.


 (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.34% for Credit Suisse Trust - U.S. Equity Flex III Portfolio.


 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%.


 (6) The Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. In addition, the Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After fee waivers and expense reductions, net expenses would be 0.86%.


 (7) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (8) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53%.


 (9) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


(10) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.



                RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  9

(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(13) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(14) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional MAV, EEB and PN**. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA with a ten-
year surrender
charge schedule      $1,415      $2,623      $3,704      $6,039           $615       $1,823      $3,004      $5,839

RAVA with a
seven-year
surrender charge
schedule              1,315       2,523       3,504       5,839            615        1,823       3,004       5,839

QUALIFIED ANNUITY

RAVA with a ten-
year surrender
charge schedule      $1,394      $2,566      $3,616      $5,896           $594       $1,766      $2,916      $5,696

RAVA with a
seven-year
surrender charge
schedule              1,294       2,466       3,416       5,696            594        1,766       2,916       5,696



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
RAVA with a ten-
year surrender
charge schedule       $959       $1,292      $1,549      $2,053           $159        $492        $849       $1,853
RAVA with a
seven-year
surrender charge
schedule               859        1,192       1,349       1,853            159         492         849        1,853

QUALIFIED ANNUITY
RAVA with a ten-
year surrender
charge schedule       $938       $1,229      $1,442      $1,829           $138        $429        $742       $1,629
RAVA with a
seven-year
surrender charge
schedule               838        1,129       1,242       1,629            138         429         742        1,629




   * In these examples, the $30 contract administrative charge is approximated as a .047% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


  ** Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for the optional rider is reflected rather than the fee that is currently being charged.



10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)


You can find unaudited condensed financial information of the subaccounts in the Appendix.


FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 11 expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract - Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


 Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

 The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


12  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  13

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
AIM V.I. Capital          Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation Fund,                                                     Inc. adviser, advisory
Series I Shares                                                        entities affiliated with
                                                                       Invesco Aim Advisors,
                                                                       Inc., subadvisers.

                                                                       On or about Aug. 1,
                                                                       2009, the business of
                                                                       Invesco Aim Advisors,
                                                                       Inc. and Invesco Global
                                                                       Asset Management, Inc.
                                                                       will be combined into
                                                                       Invesco Institutional,
                                                                       which will be renamed
                                                                       Invesco Advisers, Inc.
                                                                       and will serve as the
                                                                       Fund's investment
                                                                       adviser.
-----------------------------------------------------------------------------------------------

AIM V.I. Capital          Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund, Series                                               Inc. adviser, advisory
I Shares                                                               entities affiliated with
                                                                       Invesco Aim Advisors,
                                                                       Inc., subadvisers.

                                                                       On or about Aug. 1,
                                                                       2009, the business of
                                                                       Invesco Aim Advisors,
                                                                       Inc. and Invesco Global
                                                                       Asset Management, Inc.
                                                                       will be combined into
                                                                       Invesco Institutional,
                                                                       which will be renamed
                                                                       Invesco Advisers, Inc.
                                                                       and will serve as the
                                                                       Fund's investment
                                                                       adviser.
-----------------------------------------------------------------------------------------------

AIM V.I. Global Health    Seeks capital growth.                        Invesco Aim Advisors,
Care Fund, Series II                                                   Inc. adviser, advisory
Shares                                                                 entities affiliated with
                                                                       Invesco Aim Advisors,
                                                                       Inc., subadvisers.

                                                                       On or about Aug. 1,
                                                                       2009, the business of
                                                                       Invesco Aim Advisors,
                                                                       Inc. and Invesco Global
                                                                       Asset Management, Inc.
                                                                       will be combined into
                                                                       Invesco Institutional,
                                                                       which will be renamed
                                                                       Invesco Advisers, Inc.
                                                                       and will serve as the
                                                                       Fund's investment
                                                                       adviser.
-----------------------------------------------------------------------------------------------

AIM V.I. International    Seeks long-term growth of capital.           Invesco Aim Advisors,
Growth Fund, Series II                                                 Inc. adviser, advisory
Shares                                                                 entities affiliated with
                                                                       Invesco Aim Advisors,
                                                                       Inc., subadvisers.

                                                                       On or about Aug. 1,
                                                                       2009, the business of
                                                                       Invesco Aim Advisors,
                                                                       Inc. and Invesco Global
                                                                       Asset Management, Inc.
                                                                       will be combined into
                                                                       Invesco Institutional,
                                                                       which will be renamed
                                                                       Invesco Advisers, Inc.
                                                                       and will serve as the
                                                                       Fund's investment
                                                                       adviser.

-----------------------------------------------------------------------------------------------



14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS     Seeks long-term growth of capital.           AllianceBernstein L.P.
Global Technology
Portfolio (Class B)
-----------------------------------------------------------------------------------------------

AllianceBernstein VPS     Seeks long-term growth of capital.           AllianceBernstein L.P.
Growth and Income
Portfolio (Class B)
-----------------------------------------------------------------------------------------------

AllianceBernstein VPS     Seeks long-term growth of capital.           AllianceBernstein L.P.
International Value
Portfolio (Class B)
-----------------------------------------------------------------------------------------------

American Century VP       Seeks capital growth.                        American Century Global
International, Class I                                                 Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

American Century VP Mid   Seeks long-term capital growth. Income is a  American Century
Cap Value, Class II       secondary objective.                         Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

American Century VP       Seeks long-term capital growth.              American Century
Ultra(R), Class II                                                     Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

American Century VP       Seeks long-term capital growth. Income is a  American Century
Value, Class I            secondary objective.                         Investment Management,
                                                                       Inc.
-----------------------------------------------------------------------------------------------

Calvert Variable Series,  Seeks competitive total return through       Calvert Asset Management
Inc. Social Balanced      actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Portfolio                 and money market instruments which offer     New Amsterdam Partners,
                          income and capital growth opportunity and    LLP, subadviser on
                          which satisfy Portfolio's investment and     equity portion; no
                          social criteria.                             subadviser on fixed-
                                                                       income portion.
-----------------------------------------------------------------------------------------------

Columbia Marsico Growth   Seeks long-term growth of capital.           Columbia Management
Fund, Variable Series,                                                 Advisors, LLC, adviser;
Class A                                                                Marsico Capital
                                                                       Management, LLC, sub-
                                                                       adviser.
-----------------------------------------------------------------------------------------------

Columbia Marsico          Seeks long-term growth of capital.           Columbia Management
International                                                          Advisors, LLC, adviser;
Opportunities Fund,                                                    Marsico Capital
Variable Series, Class B                                               Management, LLC, sub-
                                                                       adviser.
-----------------------------------------------------------------------------------------------

Credit Suisse             Seeks total return.                          Credit Suisse Asset
Trust - Commodity Return                                               Management, LLC
Strategy Portfolio
-----------------------------------------------------------------------------------------------

Credit Suisse             Seeks long-term capital appreciation.        Credit Suisse Asset
Trust - U.S. Equity Flex                                               Management, LLC
III Portfolio

(previously Credit
Suisse Trust - Mid-Cap
Core Portfolio)
-----------------------------------------------------------------------------------------------

Eaton Vance VT Floating-  Seeks high level of current income.          Eaton Vance Management
Rate Income Fund
-----------------------------------------------------------------------------------------------

Evergreen VA              Seeks long-term capital growth and           Evergreen Investment
International Equity      secondarily, modest income.                  Management Company, LLC
Fund - Class 2
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP           Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R) Portfolio   Normally invests primarily in common         Research Company (FMR),
Service Class 2           stocks. Invests in securities of companies   investment manager; FMR
                          whose value it believes is not fully         U.K. and FMR Far East,
                          recognized by the public. Invests in either  sub-advisers.
                          "growth" stocks or "value" stocks or both.
                          The fund invests in domestic and foreign
                          issuers.

-----------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  15

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &  Seeks high total return through a            FMR, investment manager;
Income Portfolio Service  combination of current income and capital    FMR U.K., FMR Far East,
Class                     appreciation. Normally invests a majority    sub-advisers.
                          of assets in common stocks with a focus on
                          those that pay current dividends and show
                          potential for capital appreciation. Invests
                          in domestic and foreign issuers. The Fund
                          invests in either "growth" stocks or
                          "value" stocks or both.
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid Cap   Seeks long-term growth of capital. Normally  FMR, investment manager;
Portfolio Service Class   invests primarily in common stocks.          FMR U.K., FMR Far East,
                          Normally invests at least 80% of assets in   sub-advisers.
                          securities of companies with medium market
                          capitalizations. May invest in companies
                          with smaller or larger market
                          capitalizations. Invests in domestic and
                          foreign issuers. The Fund invests in either
                          "growth" or "value" common stocks or both.
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP Overseas  Seeks long-term growth of capital. Normally  FMR, investment manager;
Portfolio Service Class   invests primarily in common stocks           FMR U.K., FMR Far East,
                          allocating investments across different      Fidelity International
                          countries and regions. Normally invests at   Investment Advisors
                          least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
-----------------------------------------------------------------------------------------------

FTVIPT Franklin Global    Seeks high total return.                     Franklin Templeton
Real Estate Securities                                                 Institutional, LLC
Fund - Class 2
-----------------------------------------------------------------------------------------------

FTVIPT Franklin Small     Seeks long-term total return.                Franklin Advisory
Cap Value Securities                                                   Services, LLC
Fund - Class 2
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid     Seeks long-term capital appreciation.        Goldman Sachs Asset
Cap Value                                                              Management, L.P.
Fund - Institutional
Shares
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT         Seeks long-term growth of capital through a  Goldman Sachs Asset
Structured Small Cap      broadly diversified portfolio of equity      Management, L.P.
Equity                    investments in U.S. issuers.
Fund - Institutional
Shares
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT         Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S. Equity    dividend income.                             Management, L.P.
Fund - Institutional
Shares
-----------------------------------------------------------------------------------------------

Janus Aspen Series        Seeks long-term growth of capital.           Janus Capital Management
Enterprise Portfolio:                                                  LLC
Service Shares

(previously Janus Aspen
Series Mid Cap Growth
Portfolio: Service
Shares)
-----------------------------------------------------------------------------------------------

Janus Aspen Series        Seeks long-term growth of capital.           Janus Capital Management
Global Technology                                                      LLC
Portfolio: Service
Shares
-----------------------------------------------------------------------------------------------

Janus Aspen Series Janus  Seeks long-term growth of capital in a       Janus Capital Management
Portfolio: Service        manner consistent with the preservation of   LLC
Shares                    capital.

(previously Janus Aspen
Series Large Cap Growth
Portfolio: Service
Shares)

-----------------------------------------------------------------------------------------------



16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Janus Aspen Series        Seeks long-term growth of capital.           Janus Capital Management
Overseas Portfolio:                                                    LLC
Service Shares

(previously Janus Aspen
Series International
Growth Portfolio:
Service Shares)
-----------------------------------------------------------------------------------------------

MFS(R) Investors Growth   Seeks capital appreciation.                  MFS Investment
Stock Series - Service                                                 Management(R)
Class
-----------------------------------------------------------------------------------------------

MFS(R) New Discovery      Seeks capital appreciation.                  MFS Investment
Series - Service Class                                                 Management(R)
-----------------------------------------------------------------------------------------------

MFS(R) Utilities          Seeks total return.                          MFS Investment
Series - Service Class                                                 Management(R)
-----------------------------------------------------------------------------------------------

Neuberger Berman          Seeks long-term growth of capital by         Neuberger Berman
Advisers Management       investing primarily in common stocks of      Management Inc.
Trust International       foreign companies.
Portfolio (Class S)
-----------------------------------------------------------------------------------------------

Oppenheimer Global        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Securities Fund/VA,
Service Shares
-----------------------------------------------------------------------------------------------

Oppenheimer Main Street   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Small Cap Fund/VA,
Service Shares
-----------------------------------------------------------------------------------------------

Oppenheimer Strategic     Seeks high level of current income           OppenheimerFunds, Inc.
Bond Fund/VA, Service     principally derived from interest on debt
Shares                    securities.
-----------------------------------------------------------------------------------------------

PIMCO VIT All Asset       Seeks maximum real return consistent with    Pacific Investment
Portfolio, Advisor Share  preservation of real capital and prudent     Management Company LLC
Class                     investment management period.
-----------------------------------------------------------------------------------------------

Putnam VT Vista           Seeks capital appreciation.                  Putnam Investment
Fund - Class IB Shares                                                 Management, LLC
-----------------------------------------------------------------------------------------------

Royce Capital             Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Micro-Cap
Portfolio, Investment
Class
-----------------------------------------------------------------------------------------------

RVST Disciplined Asset    Seeks high level of total return that is     RiverSource Investments,
Allocation                consistent with an aggressive level of       LLC
Portfolios - Aggressive   risk. This is a "fund of funds" and seeks
                          to achieve its objective by investing in a
                          combination of underlying funds for which
                          RiverSource Investments acts as investment
                          manager or an affiliate acts as principal
                          underwriter. By investing in several
                          underlying funds, the Fund seeks to
                          minimize the risks inherent in investing in
                          a single fund.

-----------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  17

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
RVST Disciplined Asset    Seeks high level of total return that is     RiverSource Investments,
Allocation Portfolios -   consistent with a conservative level of      LLC
Conservative              risk. This is a "fund of funds" and seeks
                          to achieve its objective by investing in a
                          combination of underlying funds for which
                          RiverSource Investments acts as investment
                          manager or an affiliate acts as principal
                          underwriter. By investing in several
                          underlying funds, the Fund seeks to
                          minimize the risks inherent in investing in
                          a single fund.
-----------------------------------------------------------------------------------------------

RVST Disciplined Asset    Seeks high level of total return that is     RiverSource Investments,
Allocation                consistent with a moderate level of risk.    LLC
Portfolios - Moderate     This is a "fund of funds" and seeks to
                          achieve its objective by investing in a
                          combination of underlying funds for which
                          RiverSource Investments acts as investment
                          manager or an affiliate acts as principal
                          underwriter. By investing in several
                          underlying funds, the Fund seeks to
                          minimize the risks inherent in investing in
                          a single fund.
-----------------------------------------------------------------------------------------------

RVST Disciplined Asset    Seeks high level of total return that is     RiverSource Investments,
Allocation                consistent with a moderate aggressive level  LLC
Portfolios - Moderately   of risk. This is a "fund of funds" and
Aggressive                seeks to achieve its objective by investing
                          in a combination of underlying funds for
                          which RiverSource Investments acts as
                          investment manager or an affiliate acts as
                          principal underwriter. By investing in
                          several underlying funds, the Fund seeks to
                          minimize the risks inherent in investing in
                          a single fund.
-----------------------------------------------------------------------------------------------

RVST Disciplined Asset    Seeks high level of total return that is     RiverSource Investments,
Allocation                consistent with a moderate conservative      LLC
Portfolios - Moderately   level of risk. This is a "fund of funds"
Conservative              and seeks to achieve its objective by
                          investing in a combination of underlying
                          funds for which RiverSource Investments
                          acts as investment manager or an affiliate
                          acts as principal underwriter. By investing
                          in several underlying funds, the Fund seeks
                          to minimize the risks inherent in investing
                          in a single fund.
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks long-term capital growth.              RiverSource Investments,
Partners Variable                                                      LLC, adviser; Davis
Portfolio - Fundamental                                                Selected Advisers, L.P.,
Value Fund                                                             subadviser.
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks long-term growth of capital.           RiverSource Investments,
Partners Variable                                                      LLC, adviser; Systematic
Portfolio - Select Value                                               Financial Management,
Fund                                                                   L.P. and WEDGE Capital
                                                                       Management L.L.P., sub-
                                                                       advisers.
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks long-term capital appreciation.        RiverSource Investments,
Partners Variable                                                      LLC, adviser; Barrow,
Portfolio - Small Cap                                                  Hanley, Mewhinney &
Value Fund                                                             Strauss, Inc., Denver
                                                                       Investment Advisors LLC,
                                                                       Donald Smith & Co.,
                                                                       Inc., River Road Asset
                                                                       Management, LLC and
                                                                       Turner Investment
                                                                       Partners, Inc.,
                                                                       subadvisers.
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks maximum total investment return        RiverSource Investments,
Variable                  through a combination of capital growth and  LLC
Portfolio - Balanced      current income.
Fund

-----------------------------------------------------------------------------------------------



18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
RVST RiverSource          Seeks maximum current income consistent      RiverSource Investments,
Variable                  with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks high level of current income while     RiverSource Investments,
Variable                  attempting to conserve the value of the      LLC
Portfolio - Diversified   investment for the longest period of time.
Bond Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks high level of current income and, as   RiverSource Investments,
Variable                  a secondary goal, steady growth of capital.  LLC
Portfolio - Diversified
Equity Income Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks capital appreciation.                  RiverSource Investments,
Variable                                                               LLC
Portfolio - Dynamic
Equity Fund

(previously RVST
RiverSource Variable
Portfolio - Large Cap
Equity Fund)
-----------------------------------------------------------------------------------------------

RVST RiverSource          Non-diversified fund that seeks high total   RiverSource Investments,
Variable                  return through income and growth of          LLC
Portfolio - Global Bond   capital.
Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource          Non-diversified fund that seeks total        RiverSource Investments,
Variable                  return that exceeds the rate of inflation    LLC
Portfolio - Global        over the long-term.
Inflation Protected
Securities Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks high current income, with capital      RiverSource Investments,
Variable                  growth as a secondary objective.             LLC
Portfolio - High Yield
Bond Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks high total return through current      RiverSource Investments,
Variable                  income and capital appreciation.             LLC
Portfolio - Income
Opportunities Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks growth of capital.                     RiverSource Investments,
Variable Portfolio - Mid                                               LLC
Cap Growth Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks long-term growth of capital.           RiverSource Investments,
Variable Portfolio - Mid                                               LLC
Cap Value Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks long-term capital appreciation.        RiverSource Investments,
Variable Portfolio - S&P                                               LLC
500 Index Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource          Seeks high level of current income and       RiverSource Investments,
Variable                  safety of principal consistent with          LLC
Portfolio - Short         investment in U.S. government and
Duration U.S. Government  government agency securities.
Fund
-----------------------------------------------------------------------------------------------

RVST Seligman Variable    Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Growth Fund                                                LLC

(previously RVST
RiverSource Variable
Portfolio - Growth Fund)

-----------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  19

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
RVST Seligman Variable    Seeks long-term growth of capital.           RiverSource Investments,
Portfolio - Larger-Cap                                                 LLC
Value Fund

(previously RVST
RiverSource Variable
Portfolio - Large Cap
Value Fund)
-----------------------------------------------------------------------------------------------

RVST Seligman Variable    Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Smaller-Cap                                                LLC, adviser; Kenwood
Value Fund                                                             Capital Management LLC,
                                                                       sub-adviser.
(previously RVST
RiverSource Variable
Portfolio - Small Cap
Advantage Fund)
-----------------------------------------------------------------------------------------------

RVST Threadneedle         Seeks long-term capital growth.              RiverSource Investments,
Variable                                                               LLC, adviser;
Portfolio - Emerging                                                   Threadneedle
Markets Fund                                                           International Limited,
                                                                       an indirect wholly-owned
                                                                       subsidiary of Ameriprise
                                                                       Financial, sub-adviser.
-----------------------------------------------------------------------------------------------

RVST Threadneedle         Seeks capital appreciation.                  RiverSource Investments,
Variable Portfolio -                                                   LLC, adviser;
International                                                          Threadneedle
Opportunity Fund                                                       International Limited,
                                                                       an indirect wholly-owned
                                                                       subsidiary of Ameriprise
                                                                       Financial, sub-adviser.
-----------------------------------------------------------------------------------------------

Third Avenue Value        Seeks long-term capital appreciation.        Third Avenue Management
Portfolio                                                              LLC
-----------------------------------------------------------------------------------------------

Van Kampen Life           Seeks capital growth and income through      Van Kampen Asset
Investment Trust          investments in equity securities, including  Management
Comstock Portfolio,       common stocks, preferred stocks and
Class II Shares           securities convertible into common and
                          preferred stocks.
-----------------------------------------------------------------------------------------------

Van Kampen UIF Global     Seeks current income and capital             Morgan Stanley
Real Estate Portfolio,    appreciation.                                Investment Management
Class II Shares                                                        Inc., doing business as
                                                                       Van Kampen, adviser;
                                                                       Morgan Stanley
                                                                       Investment Management
                                                                       Limited and Morgan
                                                                       Stanley Investment
                                                                       Management Company, sub-
                                                                       advisers.
-----------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap    Seeks long-term capital growth.              Morgan Stanley
Growth Portfolio, Class                                                Investment Management
II Shares                                                              Inc., doing business as
                                                                       Van Kampen.
-----------------------------------------------------------------------------------------------

Wanger International      Seeks long-term growth of capital.           Columbia Wanger Asset
                                                                       Management, L.P.
-----------------------------------------------------------------------------------------------

Wanger USA                Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                       Management, L.P.
-----------------------------------------------------------------------------------------------

Wells Fargo Advantage VT  Seeks long-term total return, consisting of  Wells Fargo Funds
Asset Allocation Fund     capital appreciation and current income.     Management, LLC,
                                                                       adviser; Wells Capital
                                                                       Management Incorporated,
                                                                       sub-adviser.

-----------------------------------------------------------------------------------------------



20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN              INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Wells Fargo Advantage VT  Seeks long-term total return, consisting of  Wells Fargo Funds
International Core Fund   capital appreciation and current income.     Management, LLC,
                                                                       adviser; Wells Capital
                                                                       Management Incorporated,
                                                                       sub-adviser.


-----------------------------------------------------------------------------------------------
Wells Fargo Advantage VT  Seeks long-term total return, consisting of  Wells Fargo Funds
Small Cap Growth Fund     capital appreciation and current income.     Management, LLC,
                                                                       adviser; Wells Capital
                                                                       Management Incorporated,
                                                                       sub-adviser.


-----------------------------------------------------------------------------------------------




THE FIXED ACCOUNT


You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract - Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of a percent increments. We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following: (1) a partial surrender from the fixed account; or (2) a lump sum from the fixed account to the subaccounts.

We applied your initial purchase payment within two business days after we received it at our corporate office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.

If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities or you selected a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  21

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been otherwise agreed to by us. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
  If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or

     $50 per month

  If paying by any other method:

     $50

(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
  $100,000 for ages through 85

  $50,000 for ages 86 to 90


(2) These limits to annual contributions apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum annual limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.



22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENT CREDITS
We add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule* for your contract; OR

  - if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule* for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.


To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits**.


Surrender charges under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated them. Because of higher charges, there could be circumstances where you may be worse off purchasing this contract with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. We pay for the credits primarily through revenue from a higher and longer withdrawal charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

** For contracts purchased in Oregon, we will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 23 average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select either the MAV or EEB riders. Or you may select the MAV and the EEB. Riders may not be available in all states. The MAV and EEB are only available if you and the annuitant are 75 or younger at the rider effective date.

PN RIDER FEE
We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If selected, we deduct an annual fee of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value less any excluded accounts. (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program). The fee will only be deducted from the subaccounts in Washington. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary.


This fee does not apply after annuity payouts begin.


24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary; or

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                SEVEN-YEAR SCHEDULE                                   TEN-YEAR SCHEDULE*
NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE    NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE
DATE OF EACH PURCHASE PAYMENT        PERCENTAGE        DATE OF EACH PURCHASE PAYMENT       PERCENTAGE
               0                          7%                         0                          8%
               1                          7                          1                          8
               2                          7                          2                          8
               3                          6                          3                          7
               4                          5                          4                          7
               5                          4                          5                          6
               6                          2                          6                          5
               7                          0                          7                          4
                                                                     8                          3
                                                                     9                          2
                                                                    10                          0


* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

PARTIAL SURRENDERS
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE:
Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

     AMOUNT REQUESTED                 $1,000
-------------------------      OR     ------  = $1,075.27
  1.00 - SURRENDER CHARGE               .93


By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  25

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                                                    ASSUMED INVESTMENT RATE
                                                                   3.50%              5.00%
Qualified annuity discount rate                                    4.72%              6.22%
Nonqualified annuity discount rate                                 4.92%              6.42%


SURRENDER CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid during the sixth contract year;

  - $6,000 paid during the eighth contract year; and

- The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.

SURRENDER CHARGE  EXPLANATION
      $  0        $2,500 is contract earnings surrendered without charge; and
         0        $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).
                  10% of $28,000 = $2,800 - $2,500 = $300
         0        $10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and
       480        $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and
       420        $6,000 purchase payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of purchase payment.
      ----
      $900


WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

- required minimum distributions from a qualified annuity provided the amount is not greater than the RMDs for the specific contract in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*; and

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 at contract issue. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).


26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out,

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected); and

- minus any prorated portion of the PN rider fee (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payments credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge, surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  27

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV rider fee (if selected);

- a prorated portion of the EEB rider fee (if selected); and/or

- a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up an automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS

By investing an
equal number of                                                        NUMBER
dollars each                              AMOUNT     ACCUMULATION     OF UNITS
month ...                       MONTH    INVESTED     UNIT VALUE     PURCHASED
                                 Jan       $100           $20           5.00
                                 Feb        100            18           5.56
you
automatically
buy                (ARROW)       Mar        100            17           5.88
more units when
the                              Apr        100            15           6.67
per unit market
price is low
....                              May        100            16           6.25
                                 Jun        100            18           5.56
                                 Jul        100            17           5.88
and fewer units    (ARROW)       Aug        100            19           5.26
when the per
unit                             Sept       100            21           4.76
market price is
high ...                         Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in

28 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS numbers no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator Program, (See "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN program) that represent various asset classes (allocation options).


The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio.


You may elect to participate in the PN program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.


You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.

You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 29 portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will

30 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  31

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a PN model is in effect. You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


Subject to state regulatory requirements, we may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THIS CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  33

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


34  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

 1BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)


 3 BY TELEPHONE

Call between  7 a.m. and  7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  35

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations


36 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS thereunder, unless we have a prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or EEB. The terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  37

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges;


- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


- purchase payments minus adjusted partial surrenders.

                                  PS X DB
                                  --------
ADJUSTED PARTIAL SURRENDERS   =      CV




     PS = the amount by which the contract value is reduced as a result of the partial surrender.


     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.


We calculate the death benefit as follows:
  The contract value on the most recent sixth contract anniversary:     $30,000.00
  plus purchase payments made since that anniversary:                        +0.00
  minus adjusted partial surrenders taken since that anniversary calculated as:
   $1,500 x $30,000
     $28,000                                                             -1,607.14
                                                                        ----------
   for a death benefit of:                                              $28,392.86




IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.


If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise


38 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age
  70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.


OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date, we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value less any purchase payment credits, subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or


- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  39

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE

- You add the MAV when your contract value is $20,000.

- On the first contract anniversary after the rider effective date the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                           $  24,000

        plus purchase payments made since that anniversary:                                     +0

        minus adjusted partial surrenders, calculated as:
        ($1,500 x $24,000)
        ------------------  =                                                               -1,636
              $22,000                                                                     --------
        for a death benefit of:                                                          $  22,364


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to keep the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary after the rider effective date. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor whether or not the EEB is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract. We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.

The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.


40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

- MINUS the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date.

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

- the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB

- You purchased the contract with a purchase payment of $100,000. You add the EEB rider when your contract value is $100,000 and both you and the annuitant are under age 70. You selected the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:


     MAV death benefit amount (contract value):                           $110,000
     plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                $110,000
     plus the EEB (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000


- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 5% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 41 your prior anniversary's contract value). The remainder of the surrender is subject to a 5% surrender charge because your purchase payment is four years old, so we will surrender $39,500 ($37,525 + $1,975 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000
  - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

        $110,000 - ($50,000 x $110,000) =
                         $105,000$                                                          $57,619
  plus the EEB (40% of earnings at death):
  0.40 x ($57,619 - $55,000) =                                                               +1,048
                                                                                            -------
Total death benefit of:                                                                     $58,667


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58.667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                           $200,000
     plus the EEB (40% of earnings at death)
     .40 x 2.50 x ($55,000) =                                              +55,000
                                                                          --------
  Total death benefit of:                                                 $255,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEB (40% of earnings at death, up to a maximum of 100%
     of purchase payments not previously surrendered that are one or more years old)
     0.40 x 2.50 x ($55,000) =                                             +55,000
                                                                          --------
  Total death benefit of:                                                 $305,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
     0.40 x ($250,000 - $105,000) =                                        +58,000
                                                                          --------
  Total death benefit of:                                                 $308,000


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract then he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."


42  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  43

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike surrenders, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



44  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS 45 date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;


46  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.



State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  47

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:


48  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  49

APPENDIX: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.




We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2008.



VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.15    $1.03    $0.98    $0.90    $0.85    $0.66    $0.88    $1.16    $1.31   $1.00
Accumulation unit value at end of period      $0.65    $1.15    $1.03    $0.98    $0.90    $0.85    $0.66    $0.88    $1.16   $1.31
Number of accumulation units outstanding
  at end of period (000 omitted)             21,777   30,209   38,671   42,185   44,154   44,599   46,932   49,574   37,379   4,337
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.08    $1.89    $1.64    $1.50    $1.31    $0.98    $1.25    $1.37    $1.26   $1.00
Accumulation unit value at end of period      $1.09    $2.08    $1.89    $1.64    $1.50    $1.31    $0.98    $1.25    $1.37   $1.26
Number of accumulation units outstanding
  at end of period (000 omitted)              8,210   11,683   13,834   16,329   18,834   19,915   21,745   23,324   16,977   1,678
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.13    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.80    $1.13    $1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              8,014    5,881   33,923       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES* (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.57    $1.39    $1.09    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.93    $1.57    $1.39    $1.09       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             99,290   48,018    1,744      127       --       --       --       --       --      --
*Effective Feb. 13, 2009, Putnam VT International New Opportunities Fund - Class IB Shares was substituted with AIM V.I.
  International Growth Fund, Series II Shares.
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.36    $1.14    $1.06    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.71    $1.36    $1.14    $1.06       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,750    4,111   14,120    2,021       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96    $1.00       --      --
Accumulation unit value at end of period      $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             84,420  116,725  135,093  149,316  125,010   82,114   43,189    5,550       --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98    $1.00       --      --
Accumulation unit value at end of period      $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            202,780  217,241  203,016  153,107   70,504   34,604   12,313      805       --      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.52    $1.30    $1.04    $0.93    $0.81    $0.66    $0.83    $1.19    $1.44   $1.00
Accumulation unit value at end of period      $0.83    $1.52    $1.30    $1.04    $0.93    $0.81    $0.66    $0.83    $1.19   $1.44
Number of accumulation units outstanding
  at end of period (000 omitted)             16,842   22,009   24,450   28,073   28,284   27,256   26,878   25,459   15,533   1,791
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.90    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.68    $0.90       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             54,402   56,815       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.19    $0.99    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.69    $1.19    $0.99    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             12,809   13,321   78,916   10,074       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.76    $1.87    $1.59    $1.52    $1.34    $1.05    $1.21    $1.08    $0.92   $1.00
Accumulation unit value at end of period      $1.28    $1.76    $1.87    $1.59    $1.52    $1.34    $1.05    $1.21    $1.08   $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)             28,576   41,125   47,446   53,724   50,678   46,232   43,222   35,248   14,536   3,657
*Effective Feb. 13, 2009, American Century VP Value, Class I was substituted with RVST RiverSource Variable Portfolio - Diversified
  Equity Income Fund.
-----------------------------------------------------------------------------------------------------------------------------------



50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                      $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89    $0.96    $1.00      --
Accumulation unit value at end of period      $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89    $0.96      --
Number of accumulation units outstanding
  at end of period (000 omitted)             18,431   21,893   24,975   23,850   20,551   15,315    9,520    4,490    1,283      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.19    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.72    $1.19    $1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            310,527  204,077  121,798       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.27    $1.07    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.65    $1.27    $1.07       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             41,006   32,112   59,299       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.13    $0.97    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.74    $1.13    $0.97       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             30,400   17,045   51,380       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX III PORTFOLIO (09/21/1999)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO)
Accumulation unit value at beginning of
  period                                      $1.43    $1.29    $1.27    $1.20    $1.07    $0.75    $1.07    $1.29    $1.32   $1.00
Accumulation unit value at end of period      $0.87    $1.43    $1.29    $1.27    $1.20    $1.07    $0.75    $1.07    $1.29   $1.32
Number of accumulation units outstanding
  at end of period (000 omitted)              6,134    7,945    9,789   12,277   14,837   16,665   17,821   20,158   17,825   1,838
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.04    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.75    $1.04    $1.03       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            119,741  111,086  103,830       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.20    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.68    $1.20    $1.03       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            398,515  294,643  244,121       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.28    $1.15    $1.03    $0.96    $0.92    $0.75    $0.90    $1.00    $1.05   $1.00
Accumulation unit value at end of period      $0.74    $1.28    $1.15    $1.03    $0.96    $0.92    $0.75    $0.90    $1.00   $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)             58,690   78,090   92,368  107,380  122,387  119,334  108,027  103,719   63,414  15,603
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                      $3.61    $3.15    $2.82    $2.41    $1.94    $1.41    $1.58    $1.65    $1.24   $1.00
Accumulation unit value at end of period      $2.17    $3.61    $3.15    $2.82    $2.41    $1.94    $1.41    $1.58    $1.65   $1.24
Number of accumulation units outstanding
  at end of period (000 omitted)             44,234   56,323   67,426   72,759   73,206   67,863   63,268   59,393   38,193   5,709
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.57    $1.35    $1.15    $0.97    $0.86    $0.61    $0.77    $0.98    $1.23   $1.00
Accumulation unit value at end of period      $0.87    $1.57    $1.35    $1.15    $0.97    $0.86    $0.61    $0.77    $0.98   $1.23
Number of accumulation units outstanding
  at end of period (000 omitted)             25,280   33,656   38,789   40,988   42,151   31,628   28,991   27,850   18,802   3,421
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34    $1.25    $0.96   $1.00
Accumulation unit value at end of period      $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34    $1.25   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)             62,873   93,100  128,540  139,618  120,456   87,330   59,317   24,477    6,879     885
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35    $1.19    $0.96   $1.00
Accumulation unit value at end of period      $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35    $1.19   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)             52,033   66,946   78,886   78,073   59,293   43,978   29,743   10,800    2,846     586
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2* (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.96    $1.71    $1.42    $1.30    $1.10    $0.84    $1.00       --       --      --
Accumulation unit value at end of period      $1.16    $1.96    $1.71    $1.42    $1.30    $1.10    $0.84       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              8,600   12,350   14,587   17,595   15,352   11,165    8,386       --       --      --
*Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity
  Fund - Class 2.
-----------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  51

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37    $1.23    $0.95   $1.00
Accumulation unit value at end of period      $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37    $1.23   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             97,291  139,637  163,687  174,918  115,616   83,015   56,079   23,748    7,622   1,634
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.63    $1.97    $1.76    $1.68    $1.45    $1.00    $1.19    $1.14    $1.13   $1.00
Accumulation unit value at end of period      $1.07    $1.63    $1.97    $1.76    $1.68    $1.45    $1.00    $1.19    $1.14   $1.13
Number of accumulation units outstanding
  at end of period (000 omitted)              4,574    6,389    8,977   10,823   12,173   13,511   14,285   14,153   10,252   1,876
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86    $0.99    $1.10   $1.00
Accumulation unit value at end of period      $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86    $0.99   $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)            131,282  187,585  231,223  248,935  128,074   83,166   71,820   60,343   42,626   8,981
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $0.73    $0.60    $0.54    $0.48    $0.40    $0.30    $0.42    $0.70    $1.00      --
Accumulation unit value at end of period      $0.41    $0.73    $0.60    $0.54    $0.48    $0.40    $0.30    $0.42    $0.70      --
Number of accumulation units outstanding
  at end of period (000 omitted)             23,257   27,632   29,699   34,555   40,872   48,862   52,428   54,805   29,626      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                      $0.52    $0.43    $0.40    $0.36    $0.36    $0.25    $0.43    $0.68    $1.00      --
Accumulation unit value at end of period      $0.29    $0.52    $0.43    $0.40    $0.36    $0.36    $0.25    $0.43    $0.68      --
Number of accumulation units outstanding
  at end of period (000 omitted)             23,828   28,860   30,606   32,606   37,258   40,520   37,200   34,767   20,288      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $1.06    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.63    $1.06       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            238,472  154,650       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $1.71    $1.34    $0.92    $0.70    $0.60    $0.45    $0.61    $0.80    $1.00      --
Accumulation unit value at end of period      $0.81    $1.71    $1.34    $0.92    $0.70    $0.60    $0.45    $0.61    $0.80      --
Number of accumulation units outstanding
  at end of period (000 omitted)             69,375   80,158   77,239   72,832   75,760   81,742   81,189   60,527   25,763      --
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.37    $1.25    $1.03    $0.93    $0.82    $0.64    $0.72    $0.96    $1.07   $1.00
Accumulation unit value at end of period      $0.86    $1.37    $1.25    $1.03    $0.93    $0.82    $0.64    $0.72    $0.96   $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)             49,466   69,884   86,802  101,054   90,221   62,349   29,532   15,860    7,958   1,981
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                      $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68    $0.91    $1.00      --
Accumulation unit value at end of period      $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68    $0.91      --
Number of accumulation units outstanding
  at end of period (000 omitted)             63,755   80,158  100,533  117,493  108,239   91,666   69,576   50,212   19,521      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                      $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90    $0.96    $1.00      --
Accumulation unit value at end of period      $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90    $0.96      --
Number of accumulation units outstanding
  at end of period (000 omitted)             32,039   42,261   51,188   62,995   77,406   74,690   59,272   34,072   12,308      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89    $1.00       --      --
Accumulation unit value at end of period      $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             67,989   78,212   71,164   55,870   28,362   18,051   10,543    2,997       --      --
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.07    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.57    $1.07    $1.04       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             78,811   64,614   57,067       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.60    $1.52    $1.31    $1.16    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.95    $1.60    $1.52    $1.31    $1.16       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             36,705   48,173   51,514   33,811   11,540       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------



52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.40    $1.43    $1.26    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.86    $1.40    $1.43    $1.26    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             27,205   34,265   34,462   18,592    7,652       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.26    $1.16    $1.09    $1.07    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $1.07    $1.26    $1.16    $1.09    $1.07       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            569,070  536,032  339,587  150,945   22,945       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.12    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.93    $1.12    $1.04       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            228,912  161,214  154,199       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.37    $1.22    $0.98    $0.83    $0.74    $0.56    $0.65    $0.92    $1.51   $1.00
Accumulation unit value at end of period      $0.78    $1.37    $1.22    $0.98    $0.83    $0.74    $0.56    $0.65    $0.92   $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)             26,133   34,921   40,790   47,078   55,071   64,872   72,395   78,901   62,964   6,079
*Effective Feb. 13, 2009, Putnam VT International New Opportunities Fund - Class IB Shares was substituted with AIM V.I.
  International Growth Fund, Series II Shares.
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.10    $1.06    $1.02    $0.91    $0.78    $0.59    $0.85    $1.29    $1.36   $1.00
Accumulation unit value at end of period      $0.59    $1.10    $1.06    $1.02    $0.91    $0.78    $0.59    $0.85    $1.29   $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)             25,511   33,551   42,808   49,747   57,095   67,224   72,033   74,819   49,764   5,084
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                      $3.47    $3.36    $2.80    $2.53    $2.24    $1.51    $1.75    $1.36    $1.15   $1.00
Accumulation unit value at end of period      $1.95    $3.47    $3.36    $2.80    $2.53    $2.24    $1.51    $1.75    $1.36   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)             12,388   16,842   20,156   22,799   26,803   26,590   25,593   20,056    8,005   1,228
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.71       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              6,188       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.84       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             11,487       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.76       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             25,617       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.74       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             16,958       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.80       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             11,805       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.12    $1.09    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.68    $1.12    $1.09       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            183,635  117,605  123,150       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.36    $1.29    $1.12    $1.12    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.85    $1.36    $1.29    $1.12    $1.12       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              6,409    9,188    9,786   10,247    4,730       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of
  period                                      $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07    $1.00       --      --
Accumulation unit value at end of period      $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            156,845  148,793  126,637  127,559   90,541   67,609   43,199    6,885       --      --
-----------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  53

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94    $1.05    $1.09   $1.00
Accumulation unit value at end of period      $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94    $1.05   $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)             61,707   86,628   89,309   92,705   84,704   79,035   64,273   37,760   28,348   5,220
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09    $1.06    $1.01   $1.00
Accumulation unit value at end of period      $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09    $1.06   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            399,214  286,121  258,492  193,996  187,100  203,753  255,251  243,870  171,785  65,522
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were 0.14%
  and 0.14%, respectively.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13    $1.06    $1.01   $1.00
Accumulation unit value at end of period      $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13    $1.06   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            610,707  599,680  511,100  332,677  221,377  188,939  154,530   83,968   30,783   7,186
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02    $1.01    $1.03   $1.00
Accumulation unit value at end of period      $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02    $1.01   $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)            530,216  560,416  585,144  408,559  255,776  134,486   86,442   43,328   12,124   3,149
*Effective Feb. 13, 2009, American Century VP Value, Class I was substituted with RVST RiverSource Variable Portfolio - Diversified
  Equity Income Fund.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                      $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76    $0.93    $1.14   $1.00
Accumulation unit value at end of period      $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76    $0.93   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)            301,682  383,078  450,207  263,828  130,790   69,981   52,124   26,327   24,003   5,333
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03    $1.03    $1.00   $1.00
Accumulation unit value at end of period      $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03    $1.03   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            201,728  204,316  169,931  130,135   82,347   51,936   31,133   16,572    8,968   1,552
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                      $1.13    $1.05    $1.05    $1.03    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $1.12    $1.13    $1.05    $1.05    $1.03       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            171,393  147,400  161,490   91,038    2,274       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95    $0.91    $1.01   $1.00
Accumulation unit value at end of period      $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95    $0.91   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            147,297  218,538  251,768  262,154  242,254  177,150   93,845   58,348   31,722   7,774
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                      $1.16    $1.14    $1.07    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.94    $1.16    $1.14    $1.07    $1.04       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            128,653  116,516  109,316   29,477    1,052       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00    $1.00       --      --
Accumulation unit value at end of period      $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             38,730   50,337   62,826   47,283   53,376   42,780   16,388    2,489       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.49    $1.36    $1.19    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.81    $1.49    $1.36    $1.19       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             76,989   71,709  101,239    6,605       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                      $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79    $0.91    $1.00      --
Accumulation unit value at end of period      $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79    $0.91      --
Number of accumulation units outstanding
  at end of period (000 omitted)            100,420  127,010  139,008  154,949  144,039  103,587   64,771   35,957    9,812      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14    $1.08    $1.00   $1.00
Accumulation unit value at end of period      $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14    $1.08   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            125,698  120,018  125,729  145,087  160,725  155,718  124,866   50,510   16,258  11,135
-----------------------------------------------------------------------------------------------------------------------------------



54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                      $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65    $0.95    $1.18   $1.00
Accumulation unit value at end of period      $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65    $0.95   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)            180,650  283,769  326,108  323,849  191,140  192,314  135,693  129,186   97,754  16,891
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                      $1.33    $1.34    $1.14    $1.10    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.80    $1.33    $1.34    $1.14    $1.10       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,696    7,988    7,937    6,232    3,498       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                      $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08    $1.16    $1.12   $1.00
Accumulation unit value at end of period      $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08    $1.16   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)             26,621   38,095   49,721   59,243   61,563   44,627   29,202   22,792   14,830   2,970
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                      $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72    $0.74    $1.00      --
Accumulation unit value at end of period      $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72    $0.74      --
Number of accumulation units outstanding
  at end of period (000 omitted)            111,551   89,546   89,672   75,520   22,549    8,256    4,750    1,789      906      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67    $0.95    $1.27   $1.00
Accumulation unit value at end of period      $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67    $0.95   $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)             55,412   75,421   80,961   77,787   51,446   23,614   20,012   15,821   13,967   2,575
-----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/21/1999)
Accumulation unit value at beginning of
  period                                      $3.14    $3.32    $2.89    $2.54    $2.13    $1.51    $1.70    $1.51    $1.08   $1.00
Accumulation unit value at end of period      $1.75    $3.14    $3.32    $2.89    $2.54    $2.13    $1.51    $1.70    $1.51   $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)             16,209   23,692   28,765   31,916   32,334   31,927   31,335   27,040    8,231   1,873
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.33    $1.37    $1.19    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.85    $1.33    $1.37    $1.19    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            227,595  224,730  258,223  203,272   36,974       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.11    $1.23    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.61    $1.11    $1.23       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             88,969   51,109   51,499       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.20    $0.99    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.64    $1.20    $0.99       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             17,546   14,940   37,273       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85    $1.08    $1.51   $1.00
Accumulation unit value at end of period      $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85    $1.08   $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)            142,736  164,570  186,862  170,230  104,567   66,022   43,554   27,818   18,245   1,234
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16    $1.05    $1.15   $1.00
Accumulation unit value at end of period      $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16    $1.05   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)            176,483  212,646  235,960  241,623  184,961  129,824   78,311   40,791   23,813   2,476
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97    $1.00       --      --
Accumulation unit value at end of period      $0.96    $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             25,423   37,314   40,046   43,629   41,656   30,948   14,864    3,799       --      --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90    $1.00       --      --
Accumulation unit value at end of period      $0.80    $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,126    7,327    8,088    9,021   10,390    8,227    4,703    1,200       --      --
-----------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  55

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94    $1.00       --      --
Accumulation unit value at end of period      $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             29,488   35,670   25,726   19,618   22,185   19,289    9,992    2,060       --      --
-----------------------------------------------------------------------------------------------------------------------------------




VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.13    $1.02    $0.96    $0.89    $0.85    $0.66    $0.88    $1.16    $1.31   $1.00
Accumulation unit value at end of period      $0.64    $1.13    $1.02    $0.96    $0.89    $0.85    $0.66    $0.88    $1.16   $1.31
Number of accumulation units outstanding
  at end of period (000 omitted)             19,004   26,499   33,759   37,608   41,803   44,130   48,704   55,044   46,419   5,160
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.05    $1.86    $1.62    $1.49    $1.30    $0.97    $1.25    $1.37    $1.26   $1.00
Accumulation unit value at end of period      $1.07    $2.05    $1.86    $1.62    $1.49    $1.30    $0.97    $1.25    $1.37   $1.26
Number of accumulation units outstanding
  at end of period (000 omitted)              8,402   11,661   14,226   16,359   19,515   20,889   23,015   25,531   19,878   1,892
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.13    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.80    $1.13    $1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,240    3,964   15,226       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES* (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.57    $1.38    $1.09    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.92    $1.57    $1.38    $1.09       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             53,711   23,729    1,198      107       --       --       --       --       --      --
*Effective Feb. 13, 2009, Putnam VT International New Opportunities Fund - Class IB Shares was substituted with AIM V.I.
  International Growth Fund, Series II Shares.
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.35    $1.14    $1.06    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.70    $1.35    $1.14    $1.06       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              2,593    2,415    5,609      801       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00       --      --
Accumulation unit value at end of period      $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             53,105   74,246   84,552   91,924   75,935   54,358   29,770    4,363       --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00       --      --
Accumulation unit value at end of period      $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            122,930  135,634  127,479   94,909   44,705   24,114    9,270      790       --      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.49    $1.28    $1.03    $0.92    $0.81    $0.66    $0.83    $1.18    $1.44   $1.00
Accumulation unit value at end of period      $0.82    $1.49    $1.28    $1.03    $0.92    $0.81    $0.66    $0.83    $1.18   $1.44
Number of accumulation units outstanding
  at end of period (000 omitted)             17,171   22,876   26,483   30,007   30,595   30,150   31,512   32,127   20,591   2,094
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.90    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.67    $0.90       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             30,504   28,466       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.19    $0.99    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.69    $1.19    $0.99    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              7,931    8,170   35,411    4,856       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.73    $1.84    $1.57    $1.51    $1.33    $1.04    $1.20    $1.08    $0.92   $1.00
Accumulation unit value at end of period      $1.25    $1.73    $1.84    $1.57    $1.51    $1.33    $1.04    $1.20    $1.08   $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)             27,547   40,862   47,256   53,403   50,775   49,145   49,161   41,460   21,041   4,775
*Effective Feb. 13, 2009, American Century VP Value, Class I was substituted with RVST RiverSource Variable Portfolio - Diversified
  Equity Income Fund.
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                      $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96    $1.00      --
Accumulation unit value at end of period      $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96      --
Number of accumulation units outstanding
  at end of period (000 omitted)             12,240   17,034   19,334   19,301   17,682   14,100    9,832    6,090    1,693      --
-----------------------------------------------------------------------------------------------------------------------------------



56  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.19    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.71    $1.19    $1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            176,791  113,001   66,352       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.26    $1.07    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.65    $1.26    $1.07       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             26,849   22,702   32,712       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.13    $0.97    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.74    $1.13    $0.97       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             22,011   12,631   26,224       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX III PORTFOLIO (09/21/1999)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO)
Accumulation unit value at beginning of
  period                                      $1.40    $1.27    $1.26    $1.18    $1.06    $0.74    $1.06    $1.28    $1.32   $1.00
Accumulation unit value at end of period      $0.86    $1.40    $1.27    $1.26    $1.18    $1.06    $0.74    $1.06    $1.28   $1.32
Number of accumulation units outstanding
  at end of period (000 omitted)              5,549    7,584    9,967   12,660   15,543   17,844   20,303   24,697   22,624   2,872
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.04    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.75    $1.04    $1.03       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             79,727   71,987   59,159       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.20    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.68    $1.20    $1.03       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            237,020  166,815  127,364       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.26    $1.14    $1.01    $0.95    $0.91    $0.74    $0.90    $1.00    $1.04   $1.00
Accumulation unit value at end of period      $0.73    $1.26    $1.14    $1.01    $0.95    $0.91    $0.74    $0.90    $1.00   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)             55,844   75,513   89,221  108,101  127,378  125,390  117,223  119,736   77,558  18,137
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                      $3.56    $3.11    $2.79    $2.38    $1.93    $1.40    $1.57    $1.64    $1.24   $1.00
Accumulation unit value at end of period      $2.13    $3.56    $3.11    $2.79    $2.38    $1.93    $1.40    $1.57    $1.64   $1.24
Number of accumulation units outstanding
  at end of period (000 omitted)             41,030   52,936   63,504   70,537   72,884   69,808   68,203   67,132   48,251   6,945
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.54    $1.33    $1.14    $0.96    $0.86    $0.60    $0.77    $0.98    $1.23   $1.00
Accumulation unit value at end of period      $0.86    $1.54    $1.33    $1.14    $0.96    $0.86    $0.60    $0.77    $0.98   $1.23
Number of accumulation units outstanding
  at end of period (000 omitted)             24,686   32,307   37,262   40,363   43,553   34,462   33,063   32,758   22,910   3,612
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25    $0.96   $1.00
Accumulation unit value at end of period      $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)             39,491   59,503   81,589   88,911   80,587   63,047   44,591   19,803    6,181     683
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19    $0.96   $1.00
Accumulation unit value at end of period      $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)             36,256   46,935   55,078   55,521   44,541   34,639   23,553    9,584    2,897     590
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2* (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.94    $1.69    $1.41    $1.29    $1.10    $0.84    $1.00       --       --      --
Accumulation unit value at end of period      $1.14    $1.94    $1.69    $1.41    $1.29    $1.10    $0.84       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              9,247   12,682   15,475   18,421   15,951   12,608    9,570       --       --      --
*Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity
  Fund - Class 2.
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23    $0.95   $1.00
Accumulation unit value at end of period      $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             65,990   96,413  112,452  117,932   84,473   65,106   47,539   24,711   10,265   2,023
-----------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  57

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.60    $1.94    $1.74    $1.66    $1.44    $1.00    $1.18    $1.14    $1.13   $1.00
Accumulation unit value at end of period      $1.05    $1.60    $1.94    $1.74    $1.66    $1.44    $1.00    $1.18    $1.14   $1.13
Number of accumulation units outstanding
  at end of period (000 omitted)              5,064    7,429    9,981   12,490   14,537   16,300   17,792   18,974   14,809   2,665
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99    $1.10   $1.00
Accumulation unit value at end of period      $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99   $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)             87,685  126,734  160,736  168,697  108,140   80,350   75,489   71,185   55,239   9,951
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $0.72    $0.59    $0.53    $0.48    $0.40    $0.30    $0.42    $0.70    $1.00      --
Accumulation unit value at end of period      $0.40    $0.72    $0.59    $0.53    $0.48    $0.40    $0.30    $0.42    $0.70      --
Number of accumulation units outstanding
  at end of period (000 omitted)             15,191   18,083   20,670   24,803   30,043   36,658   42,883   51,500   33,689      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                      $0.51    $0.42    $0.40    $0.36    $0.36    $0.25    $0.42    $0.68    $1.00      --
Accumulation unit value at end of period      $0.28    $0.51    $0.42    $0.40    $0.36    $0.36    $0.25    $0.42    $0.68      --
Number of accumulation units outstanding
  at end of period (000 omitted)             16,671   19,559   22,668   24,131   27,479   30,159   31,354   34,050   22,949      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $1.06    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.63    $1.06       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            128,192   72,177       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $1.68    $1.33    $0.91    $0.70    $0.59    $0.45    $0.61    $0.80    $1.00      --
Accumulation unit value at end of period      $0.80    $1.68    $1.33    $0.91    $0.70    $0.59    $0.45    $0.61    $0.80      --
Number of accumulation units outstanding
  at end of period (000 omitted)             54,116   64,174   61,879   59,325   61,390   68,389   74,111   64,147   29,251      --
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.35    $1.23    $1.01    $0.92    $0.81    $0.64    $0.72    $0.96    $1.07   $1.00
Accumulation unit value at end of period      $0.84    $1.35    $1.23    $1.01    $0.92    $0.81    $0.64    $0.72    $0.96   $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)             36,022   51,659   62,992   73,982   66,844   53,159   28,853   19,727   10,774   2,504
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                      $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90    $1.00      --
Accumulation unit value at end of period      $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90      --
Number of accumulation units outstanding
  at end of period (000 omitted)             44,360   58,819   73,300   84,506   78,223   74,564   62,663   51,051   21,973      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                      $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96    $1.00      --
Accumulation unit value at end of period      $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96      --
Number of accumulation units outstanding
  at end of period (000 omitted)             22,831   31,915   38,120   48,503   60,214   61,988   53,383   36,822   15,060      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00       --      --
Accumulation unit value at end of period      $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             43,832   51,479   45,869   35,163   18,264   12,519    7,093    2,778       --      --
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.07    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.57    $1.07    $1.04       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             41,079   30,611   26,517       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.59    $1.51    $1.30    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.94    $1.59    $1.51    $1.30    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             24,950   32,187   34,962   20,721    6,121       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.39    $1.42    $1.25    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.85    $1.39    $1.42    $1.25    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             18,861   23,107   22,606   12,037    4,085       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------



58  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.25    $1.15    $1.08    $1.07    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $1.06    $1.25    $1.15    $1.08    $1.07       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            395,298  360,480  226,000   94,657   11,924       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.12    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.93    $1.12    $1.04       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            131,661   82,318   76,067       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.35    $1.21    $0.97    $0.82    $0.73    $0.56    $0.65    $0.92    $1.51   $1.00
Accumulation unit value at end of period      $0.77    $1.35    $1.21    $0.97    $0.82    $0.73    $0.56    $0.65    $0.92   $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)             22,217   30,296   36,740   43,047   51,671   62,780   74,769   90,196   80,679   8,200
*Effective Feb. 13, 2009, Putnam VT International New Opportunities Fund - Class IB Shares was substituted with AIM V.I.
  International Growth Fund, Series II Shares.
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29    $1.36   $1.00
Accumulation unit value at end of period      $0.58    $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29   $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)             20,077   26,405   34,609   42,680   51,579   63,075   73,930   87,722   68,407   7,245
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/15/1999)
Accumulation unit value at beginning of
  period                                      $3.41    $3.32    $2.76    $2.50    $2.22    $1.50    $1.74    $1.35    $1.15   $1.00
Accumulation unit value at end of period      $1.92    $3.41    $3.32    $2.76    $2.50    $2.22    $1.50    $1.74    $1.35   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)             11,919   16,534   20,055   22,867   27,132   27,838   27,063   23,583   11,880   1,886
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.71       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,115       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.84       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              7,436       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.76       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             15,034       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.73       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              9,299       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.79       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              8,524       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.11    $1.08    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.68    $1.11    $1.08       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             98,708   55,721   57,963       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.34    $1.28    $1.12    $1.12    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.84    $1.34    $1.28    $1.12    $1.12       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,807    5,203    5,724    5,777    2,540       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of
  period                                      $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00       --      --
Accumulation unit value at end of period      $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             85,345   79,474   69,587   72,463   57,581   44,918   28,099    6,314       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05    $1.09   $1.00
Accumulation unit value at end of period      $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05   $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)             51,095   74,966   74,221   77,525   74,540   73,310   64,613   53,096   39,810   6,539
-----------------------------------------------------------------------------------------------------------------------------------



               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  59

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06    $1.01   $1.00
Accumulation unit value at end of period      $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            290,095  247,870  211,744  147,452  148,915  178,580  228,237  265,455  203,922  87,424
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were (0.06%)
  and (0.06%), respectively.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06    $1.01   $1.00
Accumulation unit value at end of period      $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            430,993  408,270  351,043  257,273  190,125  176,013  159,405  106,760   43,920  11,675
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01    $1.03   $1.00
Accumulation unit value at end of period      $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01   $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)            329,220  363,274  383,460  278,737  181,318   99,776   67,958   41,299   14,227   3,441
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                      $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93    $1.14   $1.00
Accumulation unit value at end of period      $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)            180,807  242,876  290,744  144,230   94,730   45,599   34,956   26,779   22,159   3,227
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02    $1.00   $1.00
Accumulation unit value at end of period      $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            142,773  141,675  123,834  102,876   72,702   54,100   36,626   23,970   14,137   2,368
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                      $1.12    $1.05    $1.05    $1.03    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $1.11    $1.12    $1.05    $1.05    $1.03       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            113,444   88,734   95,224   51,906    1,504       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91    $1.01   $1.00
Accumulation unit value at end of period      $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            125,862  186,775  221,767  237,711  236,566  197,358  122,784   88,813   52,655  10,137
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                      $1.16    $1.14    $1.06    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.93    $1.16    $1.14    $1.06    $1.04       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             76,770   65,977   61,812   18,068      783       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00       --      --
Accumulation unit value at end of period      $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             25,504   35,043   43,939   31,419   35,498   29,450   12,145    2,238       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.48    $1.36    $1.19    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.81    $1.48    $1.36    $1.19       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             45,362   43,555   54,642    4,982       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                      $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91    $1.00      --
Accumulation unit value at end of period      $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91      --
Number of accumulation units outstanding
  at end of period (000 omitted)             73,795   92,416  104,302  122,070  117,372   91,398   65,011   40,575   14,084      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08    $1.00   $1.00
Accumulation unit value at end of period      $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            108,778  104,637  108,222  121,249  130,386  135,202  116,147   56,966   24,654  12,796
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                      $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94    $1.18   $1.00
Accumulation unit value at end of period      $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)            116,110  186,447  216,237  212,229  135,373  147,485  118,986  130,764  106,410  13,813
-----------------------------------------------------------------------------------------------------------------------------------



60  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                      $1.32    $1.34    $1.13    $1.09    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.79    $1.32    $1.34    $1.13    $1.09       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              2,900    4,152    4,707    3,594    2,030       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                      $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16    $1.12   $1.00
Accumulation unit value at end of period      $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)             18,734   28,329   38,372   46,718   51,057   39,709   29,341   24,346   16,349   3,029
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                      $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74    $1.00      --
Accumulation unit value at end of period      $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74      --
Number of accumulation units outstanding
  at end of period (000 omitted)             61,879   50,491   51,867   44,244   16,315    6,501    3,888    1,542      693      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95    $1.27   $1.00
Accumulation unit value at end of period      $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95   $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)             42,730   58,762   64,541   61,793   40,351   21,462   19,189   18,664   15,670   2,173
-----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/21/1999)
Accumulation unit value at beginning of
  period                                      $3.08    $3.27    $2.85    $2.51    $2.12    $1.50    $1.69    $1.50    $1.08   $1.00
Accumulation unit value at end of period      $1.72    $3.08    $3.27    $2.85    $2.51    $2.12    $1.50    $1.69    $1.50   $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)             15,600   23,616   28,313   32,580   33,905   34,897   35,110   31,848   11,524   2,043
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.32    $1.36    $1.18    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.84    $1.32    $1.36    $1.18    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            120,656  113,380  130,395   96,755   18,714       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.11    $1.22    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.61    $1.11    $1.22       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             50,326   29,814   27,318       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.20    $0.99    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.63    $1.20    $0.99       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             11,266    9,199   17,529       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08    $1.51   $1.00
Accumulation unit value at end of period      $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08   $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)             88,899  108,613  122,718  114,381   79,981   56,466   42,309   30,297   21,844   1,343
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05    $1.15   $1.00
Accumulation unit value at end of period      $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)            117,299  145,262  164,257  169,886  140,320  108,046   72,853   46,456   29,881   2,723
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97    $1.00       --      --
Accumulation unit value at end of period      $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             19,992   28,981   29,215   32,466   31,201   22,278   11,859    3,224       --      --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90    $1.00       --      --
Accumulation unit value at end of period      $0.79    $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,897    5,538    6,052    6,690    7,049    5,248    2,781    1,031       --      --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00       --      --
Accumulation unit value at end of period      $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             19,000   23,653   17,655   14,334   16,103   13,800    7,655    2,230       --      --
-----------------------------------------------------------------------------------------------------------------------------------





               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  61

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.   3
Rating Agencies..........................  p.   4
Revenues Received During Calendar Year
  2008...................................  p.   4
Principal Underwriter....................  p.   5
Independent Registered Public Accounting
  Firm...................................  p.   5
Financial Statements





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               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY -- PROSPECTUS  69

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1 (800) 862-7919


    RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
       annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc.


     (C) 2008-2009 RiverSource Life Insurance Company. All rights reserved.


S-6467 N (5/09)

PROSPECTUS


MAY 1, 2009


RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(R) - BAND 3

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise Financial, Inc. financial advisors and their spouses (advisors), and

- individuals investing an initial purchase payment of $1 million (other individuals).

NEW RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products Funds - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares
- Lazard Retirement Series, Inc.

- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST)

- Royce Capital Fund
- Third Avenue Variable Series Trust
- The Universal Institutional Funds, Inc.
  Van Kampen Life Investment Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.


--------------------------------------------------------------------------------
       RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  1

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS



KEY TERMS..............................................    3
THE CONTRACT IN BRIEF..................................    5
EXPENSE SUMMARY........................................    6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)............   12
FINANCIAL STATEMENTS...................................   12
THE VARIABLE ACCOUNT AND THE FUNDS.....................   12
THE FIXED ACCOUNT......................................   21
BUYING YOUR CONTRACT...................................   22
CHARGES................................................   23
VALUING YOUR INVESTMENT................................   25
MAKING THE MOST OF YOUR CONTRACT.......................   26
SURRENDERS.............................................   33
TSA -- SPECIAL PROVISIONS..............................   34
CHANGING OWNERSHIP.....................................   35
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT....   35
OPTIONAL BENEFITS......................................   37
THE ANNUITY PAYOUT PERIOD..............................   40
TAXES..................................................   42
VOTING RIGHTS..........................................   45
SUBSTITUTION OF INVESTMENTS............................   46
ABOUT THE SERVICE PROVIDERS............................   46
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)..   48
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION..................   54








--------------------------------------------------------------------------------
2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contracts owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


--------------------------------------------------------------------------------
       RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  3

- Plans under Section 401(k) of the Code


- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code


- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the EEB, MAV and/or PN. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


--------------------------------------------------------------------------------
4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


--------------------------------------------------------------------------------
       RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES


SURRENDER CHARGE                                                                      0%


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE


                                                                                     $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)


MAV RIDER FEE                                                                                 0.15%


EEB RIDER FEE                                                                                 0.30%


PN RIDER FEE                                                  Maximum: 0.20%         Current: 0.10%


ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)


MORTALITY AND EXPENSE RISK FEE                                                     0.55%




--------------------------------------------------------------------------------
6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                MINIMUM              MAXIMUM
Total expenses before fee waivers and/or expense
reimbursements                                                   0.55%                4.35%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Capital Appreciation Fund, Series I          0.61%        --%    0.30%         0.01%          0.92%
Shares

AIM V.I. Capital Development Fund, Series I           0.75         --     0.36          0.01           1.12(1)
Shares

AIM V.I. Global Health Care Fund, Series II           0.75       0.25     0.38          0.01           1.39(2)
Shares

AIM V.I. International Growth Fund, Series II         0.71       0.25     0.35          0.02           1.33(2)
Shares

AllianceBernstein VPS Global Technology               0.75       0.25     0.18            --           1.18
Portfolio (Class B)

AllianceBernstein VPS Growth and Income               0.55       0.25     0.07            --           0.87
Portfolio (Class B)

AllianceBernstein VPS International Value             0.74       0.25     0.07            --           1.06
Portfolio (Class B)

American Century VP International, Class I            1.34         --     0.01            --           1.35

American Century VP Mid Cap Value, Class II           0.90       0.25     0.01            --           1.16

American Century VP Ultra(R), Class II                0.90       0.25     0.01            --           1.16

American Century VP Value, Class I                    0.94         --     0.01            --           0.95

Calvert Variable Series, Inc. Social Balanced         0.70         --     0.22            --           0.92
Portfolio

Columbia Marsico Growth Fund, Variable Series,        0.92         --     0.04            --           0.96
Class A

Columbia Marsico International Opportunities          1.02       0.25     0.12            --           1.39
Fund, Variable Series, Class B

Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.31            --           1.06(3)
Portfolio

Credit Suisse Trust - U.S. Equity Flex III            0.70         --     0.75            --           1.45(3)
Portfolio
(previously Credit Suisse Trust - Mid-Cap Core
Portfolio)

Eaton Vance VT Floating-Rate Income Fund              0.58       0.25     0.37            --           1.20

Evergreen VA International Equity Fund - Class 2      0.42       0.25     0.25            --           0.92

Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.10            --           0.91
Class 2

Fidelity(R) VIP Growth & Income Portfolio             0.46       0.10     0.13            --           0.69
Service Class

Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.10     0.12            --           0.78

Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.10     0.16            --           0.97

FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.30            --           1.35(4)
Fund - Class 2

FTVIPT Franklin Small Cap Value Securities            0.52       0.25     0.16          0.01           0.94(5)
Fund - Class 2

Goldman Sachs VIT Mid Cap Value                       0.80         --     0.04            --           0.84
Fund - Institutional Shares



--------------------------------------------------------------------------------
       RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Goldman Sachs VIT Structured Small Cap Equity         0.75%        --%    0.31%           --%          1.06%((6))
Fund - Institutional Shares

Goldman Sachs VIT Structured U.S. Equity              0.65         --     0.07            --           0.72(7)
Fund - Institutional Shares

Janus Aspen Series Enterprise Portfolio: Service      0.64       0.25     0.03            --           0.92
Shares
(previously Janus Aspen Series Mid Cap Growth
Portfolio: Service Shares)

Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.22            --           1.11
Service Shares

Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.02          0.01           0.92
Shares
(previously Janus Aspen Series Large Cap Growth
Portfolio: Service Shares)

Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.05            --           0.94
Shares
(previously Janus Aspen Series International
Growth Portfolio: Service Shares)

MFS(R) Investors Growth Stock Series - Service        0.75       0.25     0.10            --           1.10
Class

MFS(R) New Discovery Series - Service Class           0.90       0.25     0.11            --           1.26

MFS(R) Utilities Series - Service Class               0.72       0.25     0.09            --           1.06

Neuberger Berman Advisers Management Trust            1.13       0.25     0.21            --           1.59(8)
International Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service        0.63       0.25     0.02            --           0.90
Shares

Oppenheimer Main Street Small Cap Fund/VA,            0.70       0.25     0.04            --           0.99
Service Shares

Oppenheimer Strategic Bond Fund/VA, Service           0.55       0.25     0.04          0.01           0.85(9)
Shares

PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.76           1.44(10)
Class

Putnam VT Vista Fund - Class IB Shares                0.65       0.25     0.15          0.01           1.06

Royce Capital Fund - Micro-Cap Portfolio,             1.25         --     0.07            --           1.32
Investment Class

RVST Disciplined Asset Allocation                       --       0.25     0.89          0.69           1.83(11)
Portfolios - Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.61          0.66           1.52(11)
Portfolios - Conservative

RVST Disciplined Asset Allocation                       --       0.25     0.30          0.68           1.23(11)
Portfolios - Moderate

RVST Disciplined Asset Allocation                       --       0.25     0.36          0.68           1.29(11)
Portfolios - Moderately Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.50          0.67           1.42(11)
Portfolios - Moderately Conservative

RVST RiverSource Partners Variable                    0.77       0.13     0.16            --           1.06(12)
Portfolio - Fundamental Value Fund

RVST RiverSource Partners Variable                    0.89       0.13     3.33            --           4.35(12)
Portfolio - Select Value Fund

RVST RiverSource Partners Variable                    0.95       0.13     0.19          0.05           1.32(12)
Portfolio - Small Cap Value Fund

RVST RiverSource Variable Portfolio - Balanced        0.42       0.13     0.16            --           0.71
Fund

RVST RiverSource Variable Portfolio - Cash            0.32       0.13     0.17            --           0.62
Management Fund

RVST RiverSource Variable                             0.44       0.13     0.15            --           0.72
Portfolio - Diversified Bond Fund

RVST RiverSource Variable                             0.59       0.13     0.14            --           0.86
Portfolio - Diversified Equity Income Fund

RVST RiverSource Variable Portfolio - Dynamic         0.44       0.13     0.15          0.02           0.74
Equity Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Equity Fund)

RVST RiverSource Variable Portfolio - Global          0.66       0.13     0.18            --           0.97(12)
Bond Fund

RVST RiverSource Variable Portfolio - Global          0.44       0.13     0.17            --           0.74(12)
Inflation Protected Securities Fund

RVST RiverSource Variable Portfolio - High Yield      0.59       0.13     0.17            --           0.89
Bond Fund

RVST RiverSource Variable Portfolio - Income          0.61       0.13     0.18            --           0.92
Opportunities Fund

RVST RiverSource Variable Portfolio - Mid Cap         0.58       0.13     0.17            --           0.88(12)
Growth Fund

RVST RiverSource Variable Portfolio - Mid Cap         0.73       0.13     0.18            --           1.04
Value Fund

RVST RiverSource Variable Portfolio - S&P 500         0.22       0.13     0.19          0.01           0.55(12)
Index Fund

RVST RiverSource Variable Portfolio - Short           0.48       0.13     0.18            --           0.79
Duration U.S. Government Fund



--------------------------------------------------------------------------------
8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Seligman Variable Portfolio - Growth Fund        0.45%      0.13%    0.17%         0.04%          0.79%
(previously RVST RiverSource Variable
Portfolio - Growth Fund)

RVST Seligman Variable Portfolio - Larger-Cap         0.48       0.13     0.67            --           1.28(12)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Value Fund)

RVST Seligman Variable Portfolio - Smaller-Cap        0.62       0.13     0.31            --           1.06(12)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Small Cap Advantage Fund)

RVST Threadneedle Variable Portfolio - Emerging       1.15       0.13     0.33            --           1.61
Markets Fund

RVST Threadneedle Variable                            0.82       0.13     0.20            --           1.15
Portfolio - International Opportunity Fund

Third Avenue Value Portfolio                          0.90         --     0.34            --           1.24

Van Kampen Life Investment Trust Comstock             0.56       0.25     0.04            --           0.85
Portfolio, Class II Shares

Van Kampen UIF Global Real Estate Portfolio,          0.85       0.35     0.37            --           1.57(13)
Class II Shares

Van Kampen UIF Mid Cap Growth Portfolio, Class        0.75       0.35     0.31            --           1.41(13)
II Shares

Wanger International                                  0.84         --     0.18            --           1.02

Wanger USA                                            0.85         --     0.11            --           0.96

Wells Fargo Advantage VT Asset Allocation Fund        0.55       0.25     0.23          0.01           1.04(14)

Wells Fargo Advantage VT International Core Fund      0.75       0.25     0.43            --           1.43(14)

Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25     0.26            --           1.26(14)




   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.11%.


 (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.34% for Credit Suisse Trust - U.S. Equity Flex III Portfolio.


 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%.


 (6) The Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. In addition, the Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After fee waivers and expense reductions, net expenses would be 0.86%.


 (7) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (8) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53%.



--------------------------------------------------------------------------------
       RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  9

 (9) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


(10) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(13) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(14) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



--------------------------------------------------------------------------------
10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. It assumes that you select both the optional MAV, EEB and PN**. Although your actual costs may be higher or lower, based on this assumption your costs would be:



                                         1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                          $574          $1,708         $2,826         $5,550



MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                         1 YEAR        3 YEARS        5 YEARS        10 YEARS
                                          $118           $366           $635          $1,400




* In these examples, the $30 contract administrative charge is approximated as a .047% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to this contract by the total average net assets that are attributable to the contract.


** Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for the optional rider is reflected rather than the fee that is currently being charged.



--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  11

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in the Appendix.



FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.



THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example,

--------------------------------------------------------------------------------
12 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  13

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation                                                    Inc. adviser, advisory
Fund, Series I                                                  entities affiliated with
Shares                                                          Invesco Aim Advisors,
                                                                Inc., subadvisers.
                                                                On or about Aug.1, 2009,
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Capital   Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund,                                               Inc. adviser, advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.
                                                                On or about Aug.1, 2009,
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Global    Seeks capital growth.                        Invesco Aim Advisors,
Health Care Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.
                                                                On or about Aug.1, 2009,
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks long-term growth of capital.           Invesco Aim Advisors,
International                                                   Inc. adviser, advisory
Growth Fund,                                                    entities affiliated with
Series II Shares                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.
                                                                On or about Aug.1, 2009,
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Technology
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)

----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  15

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class I                                                         Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class I  secondary objective.                         Investment Management,
                                                                Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc.       actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Social Balanced    and money market instruments which offer     New Amsterdam Partners,
Portfolio          income and capital growth opportunity and    LLP, subadviser on
                   which satisfy Portfolio's investment and     equity portion; no
                   social criteria.                             subadviser on fixed-
                                                                income portion.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
Growth Fund,                                                    Advisors, LLC, adviser;
Variable Series,                                                Marsico Capital
Class A                                                         Management, LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
International                                                   Advisors, LLC, adviser;
Opportunities                                                   Marsico Capital
Fund, Variable                                                  Management, LLC, sub-
Series, Class B                                                 adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Credit Suisse      Seeks long-term capital appreciation.        Credit Suisse Asset
Trust - U.S.                                                    Management, LLC
Equity Flex III
Portfolio
(previously
Credit Suisse
Trust - Mid-Cap
Core Portfolio)
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and           Evergreen Investment
International      secondarily, modest income.                  Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            FMR, investment manager;
Growth & Income    combination of current income and capital    FMR U.K., FMR Far East,
Portfolio Service  appreciation. Normally invests a majority    sub-advisers.
Class              of assets in common stocks with a focus on
                   those that pay current dividends and show
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.

----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class      Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class              countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital through a  Goldman Sachs Asset
Structured Small   broadly diversified portfolio of equity      Management, L.P.
Cap Equity         investments in U.S. issuers.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series                                                          LLC
Enterprise
Portfolio:
Service Shares
(previously Janus
Aspen Series Mid
Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series                                                          LLC
Overseas
Portfolio:
Service Shares
(previously Janus
Aspen Series
International
Growth Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class

----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  17

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management Inc.
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Bond     principally derived from interest on debt
Fund/VA, Service   securities.
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management period.
Class
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Micro-Cap
Portfolio,
Investment Class
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.

----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital growth.              RiverSource Investments,
Partners Variable                                               LLC, adviser; Davis
Portfolio - Fund-                                               Selected Advisers, L.P.,
amental Value                                                   subadviser.
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Partners Variable                                               LLC, adviser; Systematic
Portfolio - Sele-                                               Financial Management,
ct Value Fund                                                   L.P. and WEDGE Capital
                                                                Management L.L.P., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Partners Variable                                               LLC, adviser; Barrow,
Portfolio - Small                                               Hanley, Mewhinney &
Cap Value Fund                                                  Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund

----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  19

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund
(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Value Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio - Smal-                                               Capital Management LLC,
ler-Cap Value                                                   sub-adviser.
Fund (previously
RVST RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)

----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Third Avenue       Seeks long-term capital appreciation.        Third Avenue Management
Value Portfolio                                                 LLC
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Asset Allocation                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
International                                                   adviser; Wells Capital
Core Fund                                                       Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------




THE FIXED ACCOUNT


You also may allocate purchase payments and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these


--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS 21 annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract - Transfer Policies" for restrictions on transfers involving the fixed account.)


BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 90 or younger.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in tenth of a percent increments. We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following: (1) a partial surrender from the fixed account; or (2) a lump sum from the fixed account to the subaccounts,

We applied your initial purchase payment within two business days after we received it at our corporate office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.

If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities or you selected a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75 or a date that has been otherwise agreed to by us. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay the annuity payouts start date for this contract.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  If paying by installments under a scheduled payment plan:


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22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

     $23.08 biweekly, or

     $50 per month

  If paying by any other method:
     $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)


     $100,000 for ages through 85

     $50,000 for ages 86 to 90




(2) These annual contribution limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS


 1  BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


 2  BY SCHEDULED PAYMENT PLAN

FOR EMPLOYEES/ADVISORS ONLY
We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of

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      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  23
owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you chose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select either the MAV or EEB riders. Or you may select the MAV and the EEB. Riders may not be available in all states. The MAV and EEB are only available if you and the annuitant are 75 or younger at the rider effective date.

PN RIDER FEE
We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). If selected, we deduct an annual fee of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value less any excluded accounts (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). In Washington the fee will only be deducted from the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary.


This fee does not apply after annuity payouts begin.

SURRENDER CHARGE
There is no charge if you surrender all or part of your contract.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value

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24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS
of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected); and

- minus any prorated portion of the PN rider fee (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.


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      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  25

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders; and/or

a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV rider fee (if selected);

- a prorated portion of the EEB rider fee (if selected); and/or

- a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up our automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal                                              AMOUNT     ACCUMULATION     OF UNITS
number of dollars each month...                          MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                          Jan       $100           $20           5.00
                                                          Feb        100            18           5.56
you automatically buy                                     Mar        100            17           5.88
more units when the per unit                (ARROW)       Apr        100            15           6.67
market price is low ...                                   May        100            16           6.25
                                                          Jun        100            18           5.56
                                                          Jul        100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high ...                                  Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


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26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN program) that represent various asset classes (allocation options).


The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio.


You may elect to participate in the PN program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.


You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.

You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.


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      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  27

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


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28  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.


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      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  29

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a PN model is in effect. You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


Subject to state regulatory requirements, we may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


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30  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION

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      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  31

FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up an automated transfers.


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32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance


MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


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      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  33

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities.



Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.


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34  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or EEB. The terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:


- contract value less any applicable rider charges;


- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:


- contract value less any applicable rider charges; or


- purchase payments minus adjusted partial surrenders.

                                   PS X DB

ADJUSTED PARTIAL SURRENDERS   =   --------

                                     CV



     PS = the amount by which the contract value is reduced as a result of the partial surrender.


     DB = is the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.


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      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  35

        We calculate the death benefit as follows:
        The contract value on the most recent sixth contract anniversary:              $30,000.00
        plus purchase payments made since that anniversary:                                 +0.00
        minus adjusted partial surrenders taken since that anniversary calculated as:
        $1,500 x $30,000

        ----------------  =                                                             -1,607.14

             $28,000
                                                                                       ----------

        for a death benefit of:                                                        $28,392.86



IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.


If you elected any optional contract features and riders your spouse and the next annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  If you elected any optional contract features and riders your spouse and the next annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.



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36  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract. We will determine the rider effective date for the MAV added after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date, we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or


- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE
- You add the MAV when your contract value is $20,000.

- On the first contract anniversary after the rider effective date the contract value grows to $24,000.

- During the second contract anniversary the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


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      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  37

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We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

        Greatest of your contract anniversary contract values:                           $24,000
        plus purchase payments made since that anniversary:                                   +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $24,000

        ----------------  =                                                               -1,636
                                                                                         -------
             $22,000

        for a death benefit of:                                                          $22,364


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to keep the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary after the rider effective date. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor whether or not the EEB is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract. We will determine the rider effective date for the EEB added after we issue the contract according to terms determined by us and at our sole discretion.

The EEB provides that if you or the annuitant dies after the first contract anniversary after the rider effective date, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB: If the rider effective date for the EEB is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount


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38  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

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- MINUS the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date.

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

- the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since the rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB
- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

EXAMPLE OF THE EEB
- You purchased the contract with a purchase payment of $100,000 and both you and the annuitant are under age 70. You selected the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary after the rider effective date so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                           $110,000
     plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                $110,000
     plus the EEB (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000


- During the third contract year the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
     $110,000 -   ($50,000 x $110,000) =                                                  $57,619
                  ----------------------                                                  -------
                         $105,000



     plus the EEB (40% of earnings at death):
     0.40 x ($57,619 - $55,000) =                                                        +1,048
                                                                                        -------
  Total death benefit of:                                                               $58,667


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.


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      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  39

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                           $200,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                             +55,000
                                                                          --------
  Total death benefit of:                                                 $255,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                             +55,000
                                                                          --------
  Total death benefit of:                                                 $305,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
     0.40 x ($250,000 - $105,000) =                                        +58,000
                                                                          --------
  Total death benefit of:                                                 $308,000


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract then he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.


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40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet

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      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  41
certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike surrenders, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state, withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.


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42  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.


--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  43

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.



State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;


--------------------------------------------------------------------------------
44  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  45

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 1.15% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.


--------------------------------------------------------------------------------
46  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  47

APPENDIX: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2008.



VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                   2008     2007    2006    2005    2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/15/1999)
Accumulation unit value at beginning of period       $1.16    $1.05   $0.99   $0.91   $0.86   $0.67   $0.89   $1.17   $1.31   $1.00
Accumulation unit value at end of period             $0.67    $1.16   $1.05   $0.99   $0.91   $0.86   $0.67   $0.89   $1.17   $1.31
Number of accumulation units outstanding at end
  of period (000 omitted)                              335      310     380     910     866     867   1,024   1,358   1,343     185

-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/15/1999)
Accumulation unit value at beginning of period       $2.12    $1.92   $1.66   $1.52   $1.32   $0.98   $1.26   $1.38   $1.27   $1.00
Accumulation unit value at end of period             $1.12    $2.12   $1.92   $1.66   $1.52   $1.32   $0.98   $1.26   $1.38   $1.27
Number of accumulation units outstanding at end
  of period (000 omitted)                              118      134     212     283     298     274     302     394     318       4
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period       $1.14    $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.81    $1.14   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               73      115   1,114      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES* (11/01/2005)
Accumulation unit value at beginning of period       $1.58    $1.39   $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period             $0.93    $1.58   $1.39   $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            2,794    1,479     105       5      --      --      --      --      --      --
*Effective Feb. 13, 2009, Putnam VT International New Opportunities Fund - Class IB Shares was substituted with AIM V.I.
  International Growth Fund, Series II Shares.

-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period       $1.36    $1.14   $1.06   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period             $0.71    $1.36   $1.14   $1.06      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               49       61     653     144      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period       $1.37    $1.31   $1.13   $1.09   $0.98   $0.75   $0.97   $1.00      --      --
Accumulation unit value at end of period             $0.81    $1.37   $1.31   $1.13   $1.09   $0.98   $0.75   $0.97      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              452    1,081   1,374   1,186     726     969     310     136      --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of period       $2.68    $2.55   $1.90   $1.64   $1.32   $0.92   $0.98   $1.00      --      --
Accumulation unit value at end of period             $1.24    $2.68   $2.55   $1.90   $1.64   $1.32   $0.92   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            3,352    3,600   3,592   2,607     984     472     606     210      --      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/15/1999)
Accumulation unit value at beginning of period       $1.54    $1.32   $1.06   $0.94   $0.82   $0.66   $0.84   $1.19   $1.44   $1.00
Accumulation unit value at end of period             $0.85    $1.54   $1.32   $1.06   $0.94   $0.82   $0.66   $0.84   $1.19   $1.44
Number of accumulation units outstanding at end
  of period (000 omitted)                               20      155     352     594     675     517     634     781     532       9
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period       $0.90    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.68    $0.90      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            1,327    1,710      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period       $1.20    $1.00   $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period             $0.69    $1.20   $1.00   $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               72      187   2,939     618      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I* (09/15/1999)
Accumulation unit value at beginning of period       $1.79    $1.89   $1.61   $1.54   $1.35   $1.06   $1.21   $1.08   $0.92   $1.00
Accumulation unit value at end of period             $1.30    $1.79   $1.89   $1.61   $1.54   $1.35   $1.06   $1.21   $1.08   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                              524      578     747   1,037   1,067     904     766     506     435      59
*Effective Feb. 13, 2009, American Century VP Value, Class I was substituted with RVST RiverSource Variable Portfolio - Diversified
  Equity Income Fund.

-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of period       $1.16    $1.13   $1.05   $1.00   $0.93   $0.78   $0.89   $0.96   $1.00      --
Accumulation unit value at end of period             $0.79    $1.16   $1.13   $1.05   $1.00   $0.93   $0.78   $0.89   $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               24       21      18       5      54       8       8       6       5      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
48  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2008     2007    2006    2005    2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period       $1.20    $1.02   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.72    $1.20   $1.02      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            6,506    5,466   2,834      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period       $1.27    $1.07   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.65    $1.27   $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              730      772   2,194      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period       $1.13    $0.97   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.75    $1.13   $0.97      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              506      677   1,600      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX III PORTFOLIO (09/21/1999)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO)
Accumulation unit value at beginning of period       $1.45    $1.30   $1.29   $1.21   $1.08   $0.75   $1.07   $1.29   $1.32   $1.00
Accumulation unit value at end of period             $0.89    $1.45   $1.30   $1.29   $1.21   $1.08   $0.75   $1.07   $1.29   $1.32
Number of accumulation units outstanding at end
  of period (000 omitted)                               18       28      86     281     378     431     421     467     891      17
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period       $1.04    $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.76    $1.04   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            2,025    2,116   2,567      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period       $1.21    $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.69    $1.21   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            8,518    7,443   6,582      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of period       $1.30    $1.17   $1.04   $0.97   $0.92   $0.75   $0.91   $1.00   $1.05   $1.00
Accumulation unit value at end of period             $0.75    $1.30   $1.17   $1.04   $0.97   $0.92   $0.75   $0.91   $1.00   $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                              226      676     754   1,103   1,370   1,249   1,172   1,090     764     445
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of period       $3.68    $3.20   $2.86   $2.43   $1.96   $1.42   $1.59   $1.65   $1.24   $1.00
Accumulation unit value at end of period             $2.21    $3.68   $3.20   $2.86   $2.43   $1.96   $1.42   $1.59   $1.65   $1.24
Number of accumulation units outstanding at end
  of period (000 omitted)                              492      591     664     915   1,023     984     862     781     616     102
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/15/1999)
Accumulation unit value at beginning of period       $1.59    $1.37   $1.16   $0.98   $0.87   $0.61   $0.77   $0.99   $1.23   $1.00
Accumulation unit value at end of period             $0.89    $1.59   $1.37   $1.16   $0.98   $0.87   $0.61   $0.77   $0.99   $1.23
Number of accumulation units outstanding at end
  of period (000 omitted)                               48       92     298     605     429     144      82     114     116      25
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period       $2.58    $3.27   $2.73   $2.42   $1.85   $1.37   $1.35   $1.26   $0.96   $1.00
Accumulation unit value at end of period             $1.48    $2.58   $3.27   $2.73   $2.42   $1.85   $1.37   $1.35   $1.26   $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                              262      688     836     667     487     349     205     211     148       4
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period       $2.42    $2.49   $2.14   $1.98   $1.61   $1.22   $1.35   $1.20   $0.96   $1.00
Accumulation unit value at end of period             $1.61    $2.42   $2.49   $2.14   $1.98   $1.61   $1.22   $1.35   $1.20   $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                              465      576     738     593     414     242     282     150       9       2
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2* (03/01/2002)
Accumulation unit value at beginning of period       $1.98    $1.73   $1.43   $1.30   $1.11   $0.84   $1.00      --      --      --
Accumulation unit value at end of period             $1.18    $1.98   $1.73   $1.43   $1.30   $1.11   $0.84      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              171      272     283     357     348     232     182      --      --      --
*Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity
  Fund - Class 2.

-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period       $2.78    $2.71   $2.34   $2.09   $1.67   $1.31   $1.38   $1.24   $0.95   $1.00
Accumulation unit value at end of period             $1.74    $2.78   $2.71   $2.34   $2.09   $1.67   $1.31   $1.38   $1.24   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                            1,060    2,008   2,339   1,930     834     639     450     200      15       8
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period       $1.66    $2.00   $1.79   $1.69   $1.46   $1.01   $1.19   $1.15   $1.13   $1.00
Accumulation unit value at end of period             $1.09    $1.66   $2.00   $1.79   $1.69   $1.46   $1.01   $1.19   $1.15   $1.13
Number of accumulation units outstanding at end
  of period (000 omitted)                               11       12     114     119     150     104      87      97     100      41
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  49

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2008     2007    2006    2005    2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period       $1.15    $1.18   $1.05   $0.99   $0.87   $0.67   $0.87   $0.99   $1.10   $1.00
Accumulation unit value at end of period             $0.72    $1.15   $1.18   $1.05   $0.99   $0.87   $0.67   $0.87   $0.99   $1.10
Number of accumulation units outstanding at end
  of period (000 omitted)                            1,128    1,678   2,499   3,019   1,522     735     694     943     577     170
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period       $0.74    $0.61   $0.54   $0.49   $0.41   $0.30   $0.42   $0.70   $1.00      --
Accumulation unit value at end of period             $0.41    $0.74   $0.61   $0.54   $0.49   $0.41   $0.30   $0.42   $0.70      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               30       51     125     125     144     215     246     280     343      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of period       $0.53    $0.43   $0.41   $0.37   $0.37   $0.25   $0.43   $0.68   $1.00      --
Accumulation unit value at end of period             $0.29    $0.53   $0.43   $0.41   $0.37   $0.37   $0.25   $0.43   $0.68      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               22       37     180     200     333     426     343     202     310      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period       $1.06    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.63    $1.06      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            6,240    5,448      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period       $1.73    $1.36   $0.93   $0.71   $0.60   $0.45   $0.61   $0.80   $1.00      --
Accumulation unit value at end of period             $0.82    $1.73   $1.36   $0.93   $0.71   $0.60   $0.45   $0.61   $0.80      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              275      272     231     250     132     295     875     606     556      --
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/15/1999)
Accumulation unit value at beginning of period       $1.40    $1.27   $1.04   $0.94   $0.83   $0.65   $0.73   $0.96   $1.07   $1.00
Accumulation unit value at end of period             $0.87    $1.40   $1.27   $1.04   $0.94   $0.83   $0.65   $0.73   $0.96   $1.07
Number of accumulation units outstanding at end
  of period (000 omitted)                              277    1,072   1,291   1,238   1,236   2,397     636     253      57       8
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).

-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of period       $0.79    $0.71   $0.67   $0.64   $0.59   $0.49   $0.68   $0.91   $1.00      --
Accumulation unit value at end of period             $0.49    $0.79   $0.71   $0.67   $0.64   $0.59   $0.49   $0.68   $0.91      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              260      317     481     640     522     874     785     913     533      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of period       $1.02    $1.01   $0.90   $0.86   $0.81   $0.61   $0.90   $0.96   $1.00      --
Accumulation unit value at end of period             $0.62    $1.02   $1.01   $0.90   $0.86   $0.81   $0.61   $0.90   $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               92      130     243     558     576     622     485     548     352      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period       $2.28    $1.80   $1.38   $1.19   $0.92   $0.68   $0.89   $1.00      --      --
Accumulation unit value at end of period             $1.41    $2.28   $1.80   $1.38   $1.19   $0.92   $0.68   $0.89      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              821      765   1,065     588     211     139     139     138      --      --
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period       $1.07    $1.05   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.57    $1.07   $1.05      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            1,971    2,116   1,957      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period       $1.62    $1.53   $1.31   $1.16   $1.00      --      --      --      --      --
Accumulation unit value at end of period             $0.96    $1.62   $1.53   $1.31   $1.16      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              777    1,099   1,309     756     158      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period       $1.41    $1.44   $1.26   $1.16   $1.00      --      --      --      --      --
Accumulation unit value at end of period             $0.87    $1.41   $1.44   $1.26   $1.16      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              646      676     773     643     432      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period       $1.27    $1.16   $1.09   $1.07   $1.00      --      --      --      --      --
Accumulation unit value at end of period             $1.08    $1.27   $1.16   $1.09   $1.07      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            8,498    9,223   6,331   3,173     403      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period       $1.12    $1.04   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.94    $1.12   $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            4,628    4,555   4,105      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2008     2007    2006    2005    2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES* (09/15/1999)
Accumulation unit value at beginning of period       $1.40    $1.24   $0.99   $0.84   $0.75   $0.56   $0.66   $0.92   $1.52   $1.00
Accumulation unit value at end of period             $0.80    $1.40   $1.24   $0.99   $0.84   $0.75   $0.56   $0.66   $0.92   $1.52
Number of accumulation units outstanding at end
  of period (000 omitted)                               56       99     131     507     592     707     914   1,347   1,802      87
*Effective Feb. 13, 2009, Putnam VT International New Opportunities Fund - Class IB Shares was substituted with AIM V.I.
  International Growth Fund, Series II Shares.

-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of period       $1.11    $1.08   $1.03   $0.92   $0.78   $0.59   $0.86   $1.29   $1.36   $1.00
Accumulation unit value at end of period             $0.60    $1.11   $1.08   $1.03   $0.92   $0.78   $0.59   $0.86   $1.29   $1.36
Number of accumulation units outstanding at end
  of period (000 omitted)                              221      370     429     374     375     431     525   1,092   1,330     183
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/15/1999)
Accumulation unit value at beginning of period       $3.53    $3.41   $2.83   $2.55   $2.26   $1.52   $1.75   $1.36   $1.15   $1.00
Accumulation unit value at end of period             $1.99    $3.53   $3.41   $2.83   $2.55   $2.26   $1.52   $1.75   $1.36   $1.15
Number of accumulation units outstanding at end
  of period (000 omitted)                               81      358     405     539     591     516     453     344     193      19
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period       $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.70       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              547       --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period       $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.84       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               --       --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period       $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.76       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               --       --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period       $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.73       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               67       --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period       $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.79       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               --       --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period       $1.13    $1.09   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.69    $1.13   $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            4,641    3,570   3,666      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period       $1.37    $1.30   $1.13   $1.13   $1.00      --      --      --      --      --
Accumulation unit value at end of period             $0.86    $1.37   $1.30   $1.13   $1.13      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               74      115      77     235     182      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of period       $1.82    $1.92   $1.61   $1.53   $1.28   $0.93   $1.07   $1.00      --      --
Accumulation unit value at end of period             $1.24    $1.82   $1.92   $1.61   $1.53   $1.28   $0.93   $1.07      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            3,353    3,487   2,495   2,068     860     982     627     411      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of period       $1.26    $1.25   $1.10   $1.06   $0.97   $0.81   $0.94   $1.06   $1.09   $1.00
Accumulation unit value at end of period             $0.88    $1.26   $1.25   $1.10   $1.06   $0.97   $0.81   $0.94   $1.06   $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                              602      372     459     623     257     221     120     296     145      10
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of period       $1.22    $1.17   $1.13   $1.11   $1.11   $1.11   $1.10   $1.07   $1.01   $1.00
Accumulation unit value at end of period             $1.25    $1.22   $1.17   $1.13   $1.11   $1.11   $1.11   $1.10   $1.07   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                           10,988   11,779   8,286   4,504   2,098     447   3,911   5,658   6,615   2,266
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were 0.34%
  and 0.34%, respectively.

-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/15/1999)
Accumulation unit value at beginning of period       $1.43    $1.36   $1.31   $1.29   $1.24   $1.20   $1.14   $1.06   $1.02   $1.00
Accumulation unit value at end of period             $1.33    $1.43   $1.36   $1.31   $1.29   $1.24   $1.20   $1.14   $1.06   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                            8,140    9,540   7,272   3,619   2,145   1,691     762     985     410      47
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  51

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2008     2007    2006    2005    2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (09/15/1999)
Accumulation unit value at beginning of period       $1.96    $1.83   $1.53   $1.36   $1.16   $0.82   $1.02   $1.01   $1.02   $1.00
Accumulation unit value at end of period             $1.16    $1.96   $1.83   $1.53   $1.36   $1.16   $0.82   $1.02   $1.01   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                            8,565    9,289   9,434   5,165   3,041   1,239   1,262     281     218      23
*Effective Feb. 13, 2009, American Century VP Value, Class I was substituted with RVST RiverSource Variable Portfolio - Diversified
  Equity Income Fund.

-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period       $0.99    $0.97   $0.85   $0.80   $0.76   $0.59   $0.76   $0.94   $1.14   $1.00
Accumulation unit value at end of period             $0.57    $0.99   $0.97   $0.85   $0.80   $0.76   $0.59   $0.76   $0.94   $1.14
Number of accumulation units outstanding at end
  of period (000 omitted)                            1,397    1,682   2,453   3,121   1,484     172     202     291     266     872
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of period       $1.56    $1.46   $1.38   $1.46   $1.33   $1.18   $1.04   $1.03   $1.00   $1.00
Accumulation unit value at end of period             $1.55    $1.56   $1.46   $1.38   $1.46   $1.33   $1.18   $1.04   $1.03   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                            2,861    3,115   2,645   1,377     741     714     251     249       4       3
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period       $1.13    $1.06   $1.05   $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period             $1.13    $1.13   $1.06   $1.05   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            2,307    2,713   2,959   1,455   5,004      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of period       $1.41    $1.39   $1.26   $1.22   $1.10   $0.89   $0.95   $0.91   $1.01   $1.00
Accumulation unit value at end of period             $1.05    $1.41   $1.39   $1.26   $1.22   $1.10   $0.89   $0.95   $0.91   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                              713    1,605   1,925   2,397   2,886   4,230   1,480   1,549   1,186      48
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period       $1.17    $1.15   $1.07   $1.04   $1.00      --      --      --      --      --
Accumulation unit value at end of period             $0.95    $1.17   $1.15   $1.07   $1.04      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            2,233    2,599   2,358     493      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period       $1.41    $1.25   $1.26   $1.15   $1.06   $0.87   $1.01   $1.00      --      --
Accumulation unit value at end of period             $0.78    $1.41   $1.25   $1.26   $1.15   $1.06   $0.87   $1.01      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              242      268     450     655     523     578     328      38      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period       $1.50    $1.37   $1.20   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period             $0.82    $1.50   $1.37   $1.20      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            1,658    1,406   2,575     115      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of period       $1.05    $1.01   $0.88   $0.85   $0.77   $0.61   $0.79   $0.90   $1.00      --
Accumulation unit value at end of period             $0.66    $1.05   $1.01   $0.88   $0.85   $0.77   $0.61   $0.79   $0.90      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            1,447    1,022   1,170   2,054   1,958   1,381     973     770     285      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of period       $1.34    $1.28   $1.24   $1.23   $1.22   $1.21   $1.15   $1.09   $1.01   $1.00
Accumulation unit value at end of period             $1.30    $1.34   $1.28   $1.24   $1.23   $1.22   $1.21   $1.15   $1.09   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                            1,394      817     493     688     870   1,097   1,275     592       1      10
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period       $0.75    $0.73   $0.67   $0.62   $0.57   $0.47   $0.64   $0.94   $1.17   $1.00
Accumulation unit value at end of period             $0.42    $0.75   $0.73   $0.67   $0.62   $0.57   $0.47   $0.64   $0.94   $1.17
Number of accumulation units outstanding at end
  of period (000 omitted)                            2,601    3,768   6,049   6,193   2,153   1,664   1,064   1,285   1,762     401
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period       $1.34    $1.35   $1.14   $1.10   $1.00      --      --      --      --      --
Accumulation unit value at end of period             $0.81    $1.34   $1.35   $1.14   $1.10      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               67       67     184      92      65      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period       $1.70    $1.79   $1.61   $1.54   $1.31   $0.89   $1.08   $1.16   $1.12   $1.00
Accumulation unit value at end of period             $1.04    $1.70   $1.79   $1.61   $1.54   $1.31   $0.89   $1.08   $1.16   $1.12
Number of accumulation units outstanding at end
  of period (000 omitted)                              113      214     333     514     779     660     393     378     286      28
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2008     2007    2006    2005    2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
Accumulation unit value at beginning of period       $2.90    $2.11   $1.58   $1.19   $0.96   $0.69   $0.73   $0.75   $1.00      --
Accumulation unit value at end of period             $1.33    $2.90   $2.11   $1.58   $1.19   $0.96   $0.69   $0.73   $0.75      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            2,437    1,993   2,144   1,491     475     115     277       3       1      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
Accumulation unit value at beginning of period       $1.28    $1.14   $0.92   $0.82   $0.70   $0.55   $0.67   $0.95   $1.27   $1.00
Accumulation unit value at end of period             $0.76    $1.28   $1.14   $0.92   $0.82   $0.70   $0.55   $0.67   $0.95   $1.27
Number of accumulation units outstanding at end
  of period (000 omitted)                            1,080    1,307   1,343   1,252     848     143     488      65      81     133
-----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/21/1999)
Accumulation unit value at beginning of period       $3.19    $3.37   $2.92   $2.57   $2.15   $1.52   $1.71   $1.51   $1.08   $1.00
Accumulation unit value at end of period             $1.79    $3.19   $3.37   $2.92   $2.57   $2.15   $1.52   $1.71   $1.51   $1.08
Number of accumulation units outstanding at end
  of period (000 omitted)                              123      175     287     371     347     311     279     314      70     120
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period       $1.34    $1.38   $1.19   $1.15   $1.00      --      --      --      --      --
Accumulation unit value at end of period             $0.85    $1.34   $1.38   $1.19   $1.15      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            3,700    3,639   4,892   3,642     641      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period       $1.12    $1.23   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.62    $1.12   $1.23      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            1,961    1,463   1,473      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period       $1.21    $0.99   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period             $0.64    $1.21   $0.99      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              270      140   1,068      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning of period       $2.67    $2.31   $1.69   $1.40   $1.08   $0.73   $0.85   $1.09   $1.51   $1.00
Accumulation unit value at end of period             $1.44    $2.67   $2.31   $1.69   $1.40   $1.08   $0.73   $0.85   $1.09   $1.51
Number of accumulation units outstanding at end
  of period (000 omitted)                            2,433    2,932   3,471   2,814   1,701   1,136   1,484     769     599     112
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning of period       $2.01    $1.92   $1.79   $1.62   $1.37   $0.96   $1.17   $1.05   $1.15   $1.00
Accumulation unit value at end of period             $1.21    $2.01   $1.92   $1.79   $1.62   $1.37   $0.96   $1.17   $1.05   $1.15
Number of accumulation units outstanding at end
  of period (000 omitted)                            3,272    3,659   3,852   2,709   1,415   1,250     847     820     990     125
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of period       $1.38    $1.29   $1.16   $1.11   $1.02   $0.84   $0.97   $1.00      --      --
Accumulation unit value at end of period             $0.98    $1.38   $1.29   $1.16   $1.11   $1.02   $0.84   $0.97      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                                4        7      31     355      91      66      29       8      --      --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of period       $1.45    $1.29   $1.07   $0.99   $0.90   $0.69   $0.90   $1.00      --      --
Accumulation unit value at end of period             $0.81    $1.45   $1.29   $1.07   $0.99   $0.90   $0.69   $0.90      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                                1        5       5      82      84       4     144       1      --      --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period       $1.35    $1.20   $0.98   $0.93   $0.82   $0.58   $0.94   $1.00      --      --
Accumulation unit value at end of period             $0.79    $1.35   $1.20   $0.98   $0.93   $0.82   $0.58   $0.94      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              258      231      84      35      10      10       6       2      --      --
-----------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  53

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements







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      RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - BAND 3 -- PROSPECTUS  61

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1 (800) 862-7919


           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.


S-6477 N (5/09)

PROSPECTUS


MAY 1, 2009


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY

RIVERSOURCE

RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the RiverSource Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares


- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares


- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST)

- The Universal Institutional Funds, Inc.
  Van Kampen Life Investment Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses and surrender charges from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuities' features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS



KEY TERMS..............................................    3
THE CONTRACT IN BRIEF..................................    5
EXPENSE SUMMARY........................................    7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)............   15
FINANCIAL STATEMENTS...................................   15
THE VARIABLE ACCOUNT AND THE FUNDS.....................   15
THE FIXED ACCOUNT......................................   26
BUYING YOUR CONTRACT...................................   26
CHARGES................................................   29
VALUING YOUR INVESTMENT................................   33
MAKING THE MOST OF YOUR CONTRACT.......................   34
SURRENDERS.............................................   42
TSA -- SPECIAL PROVISIONS..............................   43
CHANGING OWNERSHIP.....................................   44
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT....   44
OPTIONAL BENEFITS......................................   46
THE ANNUITY PAYOUT PERIOD..............................   49
TAXES..................................................   51
VOTING RIGHTS..........................................   55
SUBSTITUTION OF INVESTMENTS............................   55
ABOUT THE SERVICE PROVIDERS............................   55
APPENDIX A: EXAMPLE -- SURRENDER CHARGES...............   58
APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS...............   59
APPENDIX C: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)..........................................   63
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION..................   86






 2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contracts owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PORTFOLIO NAVIGATOR ASSET PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  3

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code


- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code


- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the EEB, EEP, MAV and/or PN. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.



 4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your
Investment - Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  5

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")



 6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*

         SEVEN-YEAR SCHEDULE                       TEN-YEAR SCHEDULE*
    NUMBER OF                                NUMBER OF
 COMPLETED YEARS                          COMPLETED YEARS
FROM DATE OF EACH    SURRENDER CHARGE    FROM DATE OF EACH    SURRENDER CHARGE
 PURCHASE PAYMENT       PERCENTAGE        PURCHASE PAYMENT       PERCENTAGE
        0                    7%                  0                    8%
        1                    7                   1                    8
        2                    7                   2                    8
        3                    6                   3                    7
        4                    5                   4                    7
        5                    4                   5                    6
        6                    2                   6                    5
        7                    0                   7                    4
                                                 8                    3
                                                 9                    2
                                                 10                   0


* The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

SURRENDER CHARGE FOR RAVA SELECT AND TEXAS CONTRACTS ISSUED PRIOR TO 11/7/2002

(Contingent deferred sales load as a percentage of purchase payment surrendered)

     YEARS FROM        SURRENDER CHARGE
   CONTRACT DATE          PERCENTAGE
         1                     7%
         2                     7
         3                     7
         Thereafter            0


SURRENDER CHARGE FOR RAVA SELECT IN TEXAS CONTRACTS ISSUED ON OR AFTER 11/7/2002

(Contingent deferred sales load)

                                    SURRENDER CHARGE PERCENTAGE
                                    (AS A PERCENTAGE OF PURCHASE
                                       PAYMENTS SURRENDERED)
                                          IN CONTRACT YEAR
PAYMENTS MADE IN CONTRACT YEAR     1      2      3     THEREAFTER
               1                   8%     7%     6%         0%
               2                          8      7          0
               3                                 8          0
               Thereafter                                   0





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  7

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                                         ASSUMED INVESTMENT RATE
                                                                       3.50%                5.00%
Qualified annuity discount rate                                        4.72%                6.22%
Nonqualified annuity discount rate                                     4.92%                6.42%


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                                    $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)



MAV RIDER FEE                                                                                     0.25%*

EEB RIDER FEE                                                                                     0.30%

EEP RIDER FEE                                                                                     0.40%

PN RIDER FEE                                                          Maximum: 0.20%     Current: 0.10%


*   For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:                                      RAVA ADVANTAGE     RAVA SELECT
For nonqualified annuities                                                0.95%            1.20%
For qualified annuities                                                   0.75%            1.00%





 8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM
Total expenses before fee waivers and/or expense
reimbursements                                                 0.55%                4.35%



 (a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                                 ACQUIRED FUND  GROSS TOTAL
                                                    MANAGEMENT  12B-1    OTHER      FEES AND       ANNUAL
                                                       FEES      FEES  EXPENSES    EXPENSES**     EXPENSES


AIM V.I. Capital Appreciation Fund, Series II          0.61%     0.25%   0.30%        0.01%         1.17%
Shares

AIM V.I. Capital Development Fund, Series II           0.75      0.25    0.36         0.01          1.37(1)
Shares

AIM V.I. Dynamics Fund, Series I Shares                0.75        --    0.47           --          1.22

AIM V.I. Financial Services Fund, Series I Shares      0.75        --    0.48         0.01          1.24(2)

AIM V.I. Global Health Care Fund, Series II            0.75      0.25    0.38         0.01          1.39(1)
Shares

AIM V.I. International Growth Fund, Series II          0.71      0.25    0.35         0.02          1.33(1)
Shares

AIM V.I. Technology Fund, Series I Shares              0.75        --    0.41         0.01          1.17(2)

AllianceBernstein VPS Global Technology Portfolio      0.75      0.25    0.18           --          1.18
(Class B)

AllianceBernstein VPS Growth and Income Portfolio      0.55      0.25    0.07           --          0.87
(Class B)

AllianceBernstein VPS International Value              0.74      0.25    0.07           --          1.06
Portfolio (Class B)

American Century VP International, Class II            1.24      0.25    0.01           --          1.50

American Century VP Mid Cap Value, Class II            0.90      0.25    0.01           --          1.16

American Century VP Ultra(R), Class II                 0.90      0.25    0.01           --          1.16

American Century VP Value, Class II                    0.84      0.25    0.01           --          1.10

Calvert Variable Series, Inc. Social Balanced          0.70        --    0.22           --          0.92
Portfolio

Columbia Marsico Growth Fund, Variable Series,         0.92        --    0.04           --          0.96
Class A

Columbia Marsico International Opportunities           1.02      0.25    0.12           --          1.39
Fund, Variable Series, Class B

Credit Suisse Trust - Commodity Return Strategy        0.50      0.25    0.31           --          1.06(3)
Portfolio

Eaton Vance VT Floating-Rate Income Fund               0.58      0.25    0.37           --          1.20

Evergreen VA Fundamental Large Cap Fund - Class 2      0.61      0.25    0.19         0.01          1.06

Evergreen VA International Equity Fund - Class 2       0.42      0.25    0.25           --          0.92

Fidelity(R) VIP Contrafund(R) Portfolio Service        0.56      0.25    0.10           --          0.91
Class 2

Fidelity(R) VIP Growth & Income Portfolio Service      0.46      0.25    0.13           --          0.84
Class 2

Fidelity(R) VIP Mid Cap Portfolio Service Class 2      0.56      0.25    0.12           --          0.93

Fidelity(R) VIP Overseas Portfolio Service Class       0.71      0.25    0.16           --          1.12
2




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                       ANNUITY -- PROSPECTUS  9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                 ACQUIRED FUND  GROSS TOTAL
                                                    MANAGEMENT  12B-1    OTHER      FEES AND       ANNUAL
                                                       FEES      FEES  EXPENSES    EXPENSES**     EXPENSES

FTVIPT Franklin Global Real Estate Securities          0.80%     0.25%   0.30%          --%         1.35%((4))
Fund - Class 2

FTVIPT Franklin Small Cap Value Securities             0.52      0.25    0.16         0.01          0.94(5)
Fund - Class 2

FTVIPT Mutual Shares Securities Fund - Class 2         0.60      0.25    0.13           --          0.98

Goldman Sachs VIT Mid Cap Value                        0.80        --    0.04           --          0.84
Fund - Institutional Shares

Goldman Sachs VIT Structured U.S. Equity               0.65        --    0.07           --          0.72(6)
Fund - Institutional Shares

Janus Aspen Series Global Technology Portfolio:        0.64      0.25    0.22           --          1.11
Service Shares

Janus Aspen Series Janus Portfolio: Service            0.64      0.25    0.02         0.01          0.92
Shares
(previously Janus Aspen Series Large Cap Growth
Portfolio: Service Shares)


Janus Aspen Series Overseas Portfolio: Service         0.64      0.25    0.05           --          0.94
Shares
(previously Janus Aspen Series International
Growth Portfolio: Service Shares)


MFS(R) Investors Growth Stock Series - Service         0.75      0.25    0.10           --          1.10
Class

MFS(R) New Discovery Series - Service Class            0.90      0.25    0.11           --          1.26

MFS(R) Utilities Series - Service Class                0.72      0.25    0.09           --          1.06

Neuberger Berman Advisers Management Trust             1.13      0.25    0.21           --          1.59(7)
International Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service         0.63      0.25    0.02           --          0.90
Shares

Oppenheimer Main Street Small Cap Fund/VA,             0.70      0.25    0.04           --          0.99
Service Shares

Oppenheimer Strategic Bond Fund/VA, Service            0.55      0.25    0.04         0.01          0.85(8)
Shares

PIMCO VIT All Asset Portfolio, Advisor Share           0.43      0.25      --         0.76          1.44(9)
Class

Putnam VT Global Health Care Fund - Class IB           0.70      0.25    0.16         0.01          1.12
Shares
(previously Putnam VT Health Sciences
Fund - Class IB Shares)


Putnam VT International Equity Fund - Class IB         0.75      0.25    0.12         0.01          1.13
Shares

Putnam VT Vista Fund - Class IB Shares                 0.65      0.25    0.15         0.01          1.06

RVST Disciplined Asset Allocation                        --      0.25    0.89         0.69          1.83(10)
Portfolios - Aggressive

RVST Disciplined Asset Allocation                        --      0.25    0.61         0.66          1.52(10)
Portfolios - Conservative

RVST Disciplined Asset Allocation                        --      0.25    0.30         0.68          1.23(10)
Portfolios - Moderate

RVST Disciplined Asset Allocation                        --      0.25    0.36         0.68          1.29(10)
Portfolios - Moderately Aggressive

RVST Disciplined Asset Allocation                        --      0.25    0.50         0.67          1.42(10)
Portfolios - Moderately Conservative

RVST RiverSource Partners Variable                     0.77      0.13    0.16           --          1.06(11)
Portfolio - Fundamental Value Fund

RVST RiverSource Partners Variable                     0.89      0.13    3.33           --          4.35(11)
Portfolio - Select Value Fund

RVST RiverSource Partners Variable                     0.95      0.13    0.19         0.05          1.32(11)
Portfolio - Small Cap Value Fund

RVST RiverSource Variable Portfolio - Balanced         0.42      0.13    0.16           --          0.71
Fund

RVST RiverSource Variable Portfolio - Cash             0.32      0.13    0.17           --          0.62
Management Fund

RVST RiverSource Variable Portfolio - Diversified      0.44      0.13    0.15           --          0.72
Bond Fund

RVST RiverSource Variable Portfolio - Diversified      0.59      0.13    0.14           --          0.86
Equity Income Fund

RVST RiverSource Variable Portfolio - Dynamic          0.44      0.13    0.15         0.02          0.74
Equity Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Equity Fund)


RVST RiverSource Variable Portfolio - Global Bond      0.66      0.13    0.18           --          0.97(11)
Fund

RVST RiverSource Variable Portfolio - Global           0.44      0.13    0.17           --          0.74(11)
Inflation Protected Securities Fund

RVST RiverSource Variable Portfolio - High Yield       0.59      0.13    0.17           --          0.89
Bond Fund

RVST RiverSource Variable Portfolio - Income           0.61      0.13    0.18           --          0.92
Opportunities Fund

RVST RiverSource Variable Portfolio - Mid Cap          0.58      0.13    0.17           --          0.88(11)
Growth Fund

RVST RiverSource Variable Portfolio - Mid Cap          0.73      0.13    0.18           --          1.04
Value Fund




 10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                 ACQUIRED FUND  GROSS TOTAL
                                                    MANAGEMENT  12B-1    OTHER      FEES AND       ANNUAL
                                                       FEES      FEES  EXPENSES    EXPENSES**     EXPENSES

RVST RiverSource Variable Portfolio - S&P 500          0.22%     0.13%   0.19%        0.01%         0.55%((11))
Index Fund

RVST RiverSource Variable Portfolio - Short            0.48      0.13    0.18           --          0.79
Duration U.S. Government Fund

RVST Seligman Variable Portfolio - Growth Fund         0.45      0.13    0.17         0.04          0.79
(previously RVST RiverSource Variable
Portfolio - Growth Fund)


RVST Seligman Variable Portfolio - Larger-Cap          0.48      0.13    0.67           --          1.28(11)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Value Fund)


RVST Seligman Variable Portfolio - Smaller-Cap         0.62      0.13    0.31           --          1.06(11)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Small Cap Advantage Fund)


RVST Threadneedle Variable Portfolio - Emerging        1.15      0.13    0.33           --          1.61
Markets Fund

RVST Threadneedle Variable                             0.82      0.13    0.20           --          1.15
Portfolio - International Opportunity Fund

Van Kampen Life Investment Trust Comstock              0.56      0.25    0.04           --          0.85
Portfolio, Class II Shares

Van Kampen UIF Global Real Estate Portfolio,           0.85      0.35    0.37           --          1.57(12)
Class II Shares

Van Kampen UIF Mid Cap Growth Portfolio, Class II      0.75      0.35    0.31           --          1.41(12)
Shares

Wanger International                                   0.84        --    0.18           --          1.02

Wanger USA                                             0.85        --    0.11           --          0.96

Wells Fargo Advantage VT Asset Allocation Fund         0.55      0.25    0.23         0.01          1.04(13)

Wells Fargo Advantage VT International Core Fund       0.75      0.25    0.43           --          1.43(13)

Wells Fargo Advantage VT Opportunity Fund              0.73      0.25    0.20         0.04          1.22(13)

Wells Fargo Advantage VT Small Cap Growth Fund         0.75      0.25    0.26           --          1.26(13)




   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.36% for AIM V.I. Capital Development Fund, Series II Shares, 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.23% for AIM V.I. Financial Services Fund, Series I Shares and 1.16% for AIM V.I. Technology Fund, Series I Shares.


 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (7) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53%.


 (8) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA,



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  11

     Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


 (9) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(10) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(13) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.




 12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV, EEP and PN**. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                      1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge
schedule                                  $1,434   $2,677   $3,786   $6,171    $634    $1,877   $3,086   $5,971
RAVA ADVANTAGE
With a seven-year surrender charge
schedule                                   1,334    2,577    3,586    5,971     634     1,877    3,086    5,971
RAVA SELECT                                1,361    2,651    3,200    6,151     661     1,951    3,200    6,151
RAVA SELECT - TEXAS                        1,461    2,551    3,200    6,151     661     1,951    3,200    6,151


                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge
schedule                                  $1,413   $2,620   $3,698   $6,031    $613    $1,820   $2,998   $5,831
RAVA ADVANTAGE
With a seven-year surrender charge
schedule                                   1,313    2,520    3,498    5,831     613     1,820    2,998    5,831
RAVA SELECT                                1,341    2,595    3,114    6,015     641     1,895    3,114    6,015
RAVA SELECT - TEXAS                        1,441    2,495    3,114    6,015     641     1,895    3,114    6,015



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                      1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge
schedule                                   $957    $1,288   $1,542   $2,040    $157     $488     $842    $1,840
RAVA ADVANTAGE
With a seven-year surrender charge
schedule                                    857     1,188    1,342    1,840     157      488      842     1,840
RAVA SELECT                                 884     1,271      982    2,129     184      571      982     2,129
RAVA SELECT - TEXAS                         984     1,171      982    2,129     184      571      982     2,129






RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  13

                                                                                 IF YOU DO NOT SURRENDER YOUR
                                           IF YOU SURRENDER YOUR CONTRACT AT     CONTRACT OR IF YOU SELECT AN
                                            THE END OF THE APPLICABLE TIME     ANNUITY PAYOUT PLAN AT THE END OF
                                                        PERIOD:                   THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
RAVA ADVANTAGE
With a ten-year surrender charge
schedule                                   $937    $1,226   $1,436   $1,815    $137     $426     $736    $1,615
RAVA ADVANTAGE
With a seven-year surrender charge
schedule                                    837     1,126    1,236    1,615     137      426      736     1,615
RAVA SELECT                                 864     1,208      876    1,910     164      508      876     1,910
RAVA SELECT - TEXAS                         964     1,108      876    1,910     164      508      876     1,910




* In these examples, the $30 contract administrative charge is approximated as a .035% charge for RAVA Advantage, a .049% charge for RAVA Select and a .049% for RAVA Select - Texas. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


** Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for the optional rider is reflected rather than the fee that is currently being charged.



 14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix C.

We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and did not have any activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  15
  variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.



 16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  17

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation                                                    Inc. adviser, advisory
Fund, Series II                                                 entities affiliated with
Shares                                                          Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug.1, 2009,
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Capital   Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug.1, 2009,
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Dynamics  Seeks long-term capital growth.              Invesco Aim Advisors,
Fund, Series I                                                  Inc. adviser, advisory
Shares                                                          entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug.1, 2009,
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Financial                                                       Inc. adviser, advisory
Services Fund,                                                  entities affiliated with
Series I Shares                                                 Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug.1, 2009,
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.

----------------------------------------------------------------------------------------




 18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Global    Seeks capital growth.                        Invesco Aim Advisors,
Health Care Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug.1, 2009,
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks long-term growth of capital.           Invesco Aim Advisors,
International                                                   Inc. adviser, advisory
Growth Fund,                                                    entities affiliated with
Series II Shares                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug.1, 2009,
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Technology Fund,                                                Inc. adviser, advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug.1, 2009,
                                                                the business of Invesco
                                                                Aim Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Technology
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.

----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  19

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc.       actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Social Balanced    and money market instruments which offer     New Amsterdam Partners,
Portfolio          income and capital growth opportunity and    LLP, subadviser on
                   which satisfy Portfolio's investment and     equity portion; no
                   social criteria.                             subadviser on fixed-
                                                                income portion.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
Growth Fund,                                                    Advisors, LLC, adviser;
Variable Series,                                                Marsico Capital
Class A                                                         Management, LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
International                                                   Advisors, LLC, adviser;
Opportunities                                                   Marsico Capital
Fund, Variable                                                  Management, LLC, sub-
Series, Class B                                                 adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and           Evergreen Investment
International      secondarily, modest income.                  Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            FMR, investment manager;
Growth & Income    combination of current income and capital    FMR U.K., FMR Far East,
Portfolio Service  appreciation. Normally invests a majority    sub-advisers.
Class 2            of assets in common stocks with a focus on
                   those that pay current dividends and show
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class 2    Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.

----------------------------------------------------------------------------------------




 20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class 2            countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
(previously Janus
Aspen Series
International
Growth Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management Inc.
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares

----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  21

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Bond     principally derived from interest on debt
Fund/VA, Service   securities.
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management period.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares
(previously
Putnam VT Health
Sciences
Fund - Class IB
Shares)
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.

----------------------------------------------------------------------------------------




 22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital growth.              RiverSource Investments,
Partners Variable                                               LLC, adviser; Davis
Portfolio - Fund-                                               Selected Advisers, L.P.,
amental Value                                                   subadviser.
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Partners Variable                                               LLC, adviser; Systematic
Portfolio - Sele-                                               Financial Management,
ct Value Fund                                                   L.P. and WEDGE Capital
                                                                Management L.L.P., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Partners Variable                                               LLC, adviser; Barrow,
Portfolio - Small                                               Hanley, Mewhinney &
Cap Value Fund                                                  Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund

----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  23

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund
(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Value Fund)

----------------------------------------------------------------------------------------




 24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio - Smal-                                               Capital Management LLC,
ler-Cap Value                                                   sub-adviser.
Fund (previously
RVST RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Asset Allocation                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
International                                                   adviser; Wells Capital
Core Fund                                                       Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.

----------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  25

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------




THE FIXED ACCOUNT


You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 90 or younger.


The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of percent increments. For contracts issued on or after July 1, 2003, we reserve the right to limit the amount of any purchase payment allocated to the fixed account to 30% of the purchase payment although currently we allow more than 30% of a purchase payment to be so allocated to the fixed account.


We applied your initial purchase payment and purchase payment credits to the fixed account and subaccounts you selected within two business days after we received it at our corporate office.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.



 26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been agreed to by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their complete claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's complete claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
  $23.08 biweekly, or
  $50 per month

                                                                     RAVA ADVANTAGE     RAVA SELECT
If paying by any other method:
  initial payment for qualified annuities                                $1,000           $ 2,000
  initial payment for nonqualified annuities                              2,000            10,000
  for any additional payments                                                50                50


* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois and New Jersey.


MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:


                                                                     RAVA ADVANTAGE     RAVA SELECT
  through age 85                                                         100,000          100,000
  for ages 86 to 90                                                       50,000           50,000



  **These annual contribution limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract. For RAVA Advantage, except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

Subject to state law limitations, we reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  27

HOW TO MAKE PURCHASE PAYMENTS


 1  BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


 2  BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.


PURCHASE PAYMENT CREDITS
FOR RAVA ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract*; OR

  - if you elect the seven-year surrender charge schedule for your contract AND your initial purchase payment to the contract is at least $100,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* AND your initial purchase payment to the contract is at least $100,000.


To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits.*


Surrender charges under RAVA Advantage may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Hospital or Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits.* The amount we pay to you under these circumstances will always equal or exceed your surrender value.

Expenses under RAVA Select may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing this contract. We pay for the credits under RAVA Select primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.



 28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will not assess a charge equal to the amount of the purchase payment credits upon payment of a death benefit or surrender.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON THE USE OF CONTRACTS
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                                     RAVA ADVANTAGE     RAVA SELECT
For nonqualified annuities                                                0.95%            1.20%
For qualified annuities                                                   0.75%            1.00%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  29

MAV RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.25%(2) of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

EEB RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.30% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEP RIDER FEE
We charge a fee for the optional feature only if you select it(1). If selected, we deduct an annual fee of 0.40% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select any one of the MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV, EEB and EEP riders are only available if you and the annuitant are age 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.
(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.

PN RIDER FEE
We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). If selected, we deduct an annual fee of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value, less any excluded accounts (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). In Washington the fee will only be deducted from the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary.


This fee does not apply after annuity payouts begin.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three


 30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary, and

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                                                               TEN-YEAR SCHEDULE*

                                                          NUMBER OF
                                                       COMPLETED YEARS
                SEVEN-YEAR SCHEDULE                       FROM DATE       SURRENDER CHARGE
NUMBER OF COMPLETED YEARS FROM    SURRENDER CHARGE         OF EACH           PERCENTAGE
DATE OF EACH PURCHASE PAYMENT        PERCENTAGE       PURCHASE PAYMENT
               0                          7%                  0                   8%
               1                          7                   1                   8
               2                          7                   2                   8
               3                          6                   3                   7
               4                          5                   4                   7
               5                          4                   5                   6
               6                          2                   6                   5
               7                          0                   7                   4
                                                              8                   3
                                                              9                   2
                                                             10                   0


* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

SURRENDER CHARGE UNDER RAVA SELECT (IN TEXAS RAVA SELECT CONTRACTS ISSUED PRIOR TO 11/7/2002):
For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  31

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:


            CONTRACT YEAR    SURRENDER CHARGE PERCENTAGE

                  1                       7%

                  2                       7

                  3                       7

              Thereafter                  0


SURRENDER CHARGE UNDER RAVA SELECT CONTRACTS ISSUED IN TEXAS ON OR AFTER 11/7/2002:
For purposes of calculating any surrender charge under RAVA Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                                        SURRENDER CHARGE PERCENTAGE
                                             (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                              IN CONTRACT YEAR
PAYMENTS MADE IN CONTRACT YEAR             1              2              3             THEREAFTER
               1                           8%             7%             6%                 0%
               2                                          8              7                  0
               3                                                         8                  0
               Thereafter                                                                   0


PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

For an example, see Appendix A.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                       ASSUMED INVESTMENT RATE
                                      3.50%              5.00%
Qualified annuity discount rate       4.72%              6.22%
Nonqualified annuity discount rate    4.92%              6.42%


WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- For RAVA Advantage, amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon;

- required minimum distributions from a qualified annuity provided the amount is no greater than the RMDs for the specific contract in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*; and

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue


 32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS
  the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. Under RAVA Advantage, you must provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. Under RAVA Select, you must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 90 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected);

- minus any prorated portion of the EEP rider fee (if selected); and

- minus any prorated portion of the PN rider fee (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  33

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value. The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV rider fee (if selected);

- a prorated portion of the EEB rider fee (if selected);

- a prorated portion of the EEP rider fee (if selected); and/or

- a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.



 34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW DOLLAR-COST AVERAGING WORKS

                                                                              ACCUMULATION      NUMBER
By investing an equal number of dollars                            AMOUNT         UNIT         OF UNITS
each month...                                            MONTH    INVESTED        VALUE       PURCHASED
                                                          Jan       $100           $20           5.00
                                                          Feb        100            18           5.56
you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low...                           May        100            16           6.25
                                                          Jun        100            18           5.56
                                                          Jul        100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN program) that represent various asset classes (allocation options).


The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio.


You may elect to participate in the PN program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.


You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.



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You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time or before they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration,


 36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept;



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- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a PN model is in effect.

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


Subject to state regulatory requirements, we may suspend or modify transfer privileges at any time.


For more information on transfers after annuity payments begin, see "Transfer Policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the



 38  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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





  subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary. For contracts issued on or after July 1, 2003, currently you may transfer any amount of contract value to the fixed account. However, we reserve the right to limit the amount transferred to the fixed account so that the value of the fixed account after the transfer is not greater than 30% of the contract value.


- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). For contracts issued on or after July 1, 2003, the transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.




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If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under any automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.



 40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up an automated transfer.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
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

 3 BY TELEPHONE

Call between  7 a.m. and  7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.



 42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - effective Jan. 1, 2009, distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  43

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, the MAV will be set equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges;


- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


- purchase payments minus adjusted partial surrenders.

                                   PS X DB

                                  --------
ADJUSTED PARTIAL SURRENDERS   =
                                     CV




     PS = the amount by which the contract value is reduced as a result of the partial surrender.


     DB = is the death benefit on the date of (but prior to) the partial surrender.



 44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.


We calculate the death benefit as follows:
      The contract value on the most recent sixth contract anniversary:                 $30,000.00
      plus purchase payments made since that anniversary:                                    +0.00
      minus adjusted partial surrenders taken since that anniversary calculated as:
      $1,500 x $30,000

      ----------------                                                                   -1,607.14

           $28,000
                                                                                        ----------

      for a death benefit of:                                                           $28,392.86



IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.


If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


- If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  45

DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.


OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or


- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to


 46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP.

The EEB provides that if you die or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit amount, if applicable,

PLUS
- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

  - MINUS the greater of:

     - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

  - the greater of:

     - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  47

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB
- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you or the annuitant is age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEP is appropriate for your situation.

If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB.

The EEP provides that if you die or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS
- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


                   PERCENTAGE IF YOU AND THE ANNUITANT ARE     PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR     UNDER AGE 70 ON THE RIDER EFFECTIVE DATE    70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                           0%                                          0%

Three and Four                       10%                                       3.75%

Five or more                         20%                                        7.5%





 48  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable PLUS


                 IF YOU AND THE ANNUITANT ARE UNDER
CONTRACT YEAR    AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .
1                Zero

2                40% x earnings at death (see above)

3 & 4            40% x (earnings at death + 25% of exchange purchase payment*)

5+               40% x (earnings at death + 50% of exchange purchase payment*)

                 IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR    OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .
1                Zero

2                15% x earnings at death

3 & 4            15% x (earnings at death + 25% of exchange purchase payment*)

5+               15% x (earnings at death + 50% of exchange purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP
- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse at the time he or she elects to continue the contract has reached age 76, the EEP rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV death benefit amount, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  49
applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the


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  payout that would have been made 7 days prior to the date we determine present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy of the annuitant or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike surrenders, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



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You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender



 52  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.




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In the below situations, the distribution is subject to an optional 10%
withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-  the payout is a RMD as defined under the Code;

-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.





State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

-  to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to


 54  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
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

maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.



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Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



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VARIABLE ANNUITY -- PROSPECTUS

                                   APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX B INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF THESE PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO REQUIRED MINIMUM DISTRIBUTIONS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  57

APPENDIX A: EXAMPLE -- SURRENDER CHARGES

PARTIAL SURRENDER CHARGE CALCULATION EXAMPLE
Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

    AMOUNT REQUESTED              $1,000
-----------------------     OR    ------  =    $1,075.27
1.00 - SURRENDER CHARGE             .93


By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV, EEB or EEP charge.

SURRENDER CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid on the sixth contract anniversary;

  - $6,000 paid on the eighth contract anniversary; and

- The owner surrenders the contract for its total contract value of $26,500 and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.

SURRENDER CHARGE   EXPLANATION
      $  0         $2,500 is contract earnings surrendered without charge; and
         0         $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above). 10% of
                   $28,000 = $2,800 - $2,500 = $300
         0         $10,000 payment was received eight or more years before surrender and is surrendered without surrender charge; and
       480         $8,000 payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and
       420         $6,000 payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of purchase payment.
      ----
      $900





 58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

  WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

  Greatest of your contract anniversary contract values:                 $24,000
  plus purchase payments made since that anniversary:                         +0
  minus adjusted partial surrenders, calculated as:




      ($1,500 x $24,000)                                                  -1,636
         ------------      =                                        ------------
            $22,000

  for a death benefit of:                                          $      22,364


EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

  MAV death benefit amount (contract value):                             $110,000
  plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
  0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                         --------
  Total death benefit of:                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):                  $110,000
  plus the EEB (40% of earnings at death):
  0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                         --------
  Total death benefit of:                                                $114,000





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  59

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

    MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):


                     ($50,000 x $110,000)
      $110,000   -       ------------       =                              $57,619
                           $105,000




    plus the EEB (40% of earnings at death):
    0.40 x ($57,619 - $55,000) =                                            +1,048
                                                                           -------
    Total death benefit of:                                                $58,667


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

  MAV death benefit amount (contract value):                             $200,000
  plus the EEB (40% of earnings at death):
  0.40 x 2.50 x ($55,000) =                                               +55,000
                                                                         --------
  Total death benefit of:                                                $255,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEB (40% of earnings at death):
  0.40 x 2.50 x ($55,000) =                                               +55,000
                                                                         --------
  Total death benefit of:                                                $305,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
  0.40 x ($250,000 - $105,000) =                                          +58,000
                                                                         --------
  Total death benefit of:                                                $308,000


EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and both you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.



 60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

  MAV death benefit amount (contract value):                             $110,000
  plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit amount minus purchase payments not previously surrendered):
  0.40 x ($110,000 - $100,000) =                                           +4,000
                                                                         --------
  Total death benefit of:                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

  MAV death benefit amount (maximum anniversary value):                  $110,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x ($110,000 - $100,000) =                                           +4,000
  plus the EEP Part II which in the third contract year
  equals 10% of exchange purchase payments identified at
  issue and not previously surrendered:
  0.10 x $100,000 =                                                       +10,000
                                                                         --------
  Total death benefit of:                                                $124,000


- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

     MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                      ($50,000 x
                       $110,000)
      $110,000   -   ------------   =                                    $57,619
                       $105,000



  plus the EEP Part I (40% of earnings at death):
  0.40 x ($57,619 - $55,000) =                                            +1,048
  plus the EEP Part II which in the third contract year
  equals 10% of exchange purchase payments identified at
  issue and not previously surrendered:
  0.10 x $55,000 =                                                        +5,500
                                                                         -------
  Total death benefit of:                                                $64,167


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

  MAV death benefit amount (contract value):                             $200,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x (2.50 x $55,000) =                                               +55,000
  plus the EEP Part II which after the fourth contract year equals
  20% of exchange purchase payments identified at issue and not previously surrendered:
  0.20 x $55,000 =                                                        +11,000
                                                                         --------
  Total death benefit of:                                                $266,000





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  61

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x (2.50 x $55,000) =                                               +55,000
  plus the EEP Part II, which after the fourth contract year equals
  20% of exchange purchase payments identified at issue and not previously surrendered:
  0.20 x $55,000 =                                                        +11,000
                                                                         --------
  Total death benefit of:                                                $316,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

  MAV death benefit amount (contract value):                             $250,000
  plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit minus payments not previously surrendered):
  0.40 x ($250,000 - $105,000) =                                          +58,000
  plus the EEP Part II, which after the fourth contract year equals
  20% of exchange purchase payments identified at issue and not previously surrendered:
  0.20 x $55,000 =                                                        +11,000
                                                                         --------
  Total death benefit of:                                                $319,000





 62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2008.



VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                   $0.71    $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                76,677   90,475  109,952  134,591   39,117   20,015   11,313    1,710       --      --
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                   $0.84    $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                16,534   23,253   25,868   24,349   20,043   10,924    6,981    1,459       --      --
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $1.41    $1.27    $1.10    $1.00    $0.89    $0.65    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                   $0.73    $1.41    $1.27    $1.10    $1.00    $0.89    $0.65    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 4,639    6,317    7,291    8,602   10,118   10,880    6,887    1,550       --      --
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97    $1.00       --      --
Accumulation unit value at end of
period                                   $0.43    $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                13,625    9,208   12,088   10,621   10,625    8,724    5,572    1,081       --      --
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at
beginning of period                      $1.13    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.80    $1.13    $1.02       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 8,014    5,881   33,923       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at
beginning of period                      $1.57    $1.39    $1.09    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.93    $1.57    $1.39    $1.09       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                99,290   48,018    1,744      127       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91    $1.00       --      --
Accumulation unit value at end of
period                                   $0.47    $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                19,001   21,716   25,440   31,926   14,454    7,882    3,769      490       --      --
--------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at
beginning of period                      $1.36    $1.14    $1.06    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.71    $1.36    $1.14    $1.06       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,750    4,111   14,120    2,021       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at
beginning of period                      $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                   $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                84,420  116,725  135,093  149,316  125,010   82,114   43,189    5,550       --      --
--------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at
beginning of period                      $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                   $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               202,780  217,241  203,016  153,107   70,504   34,604   12,313      805       --      --

*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at
beginning of period                      $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93    $1.00       --      --
Accumulation unit value at end of
period                                   $0.92    $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                32,736   42,202   45,349   43,612   34,180   21,555   11,378    1,950       --      --
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period                      $0.90    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.68    $0.90       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                54,402   56,815       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at
beginning of period                      $1.19    $0.99    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.69    $1.19    $0.99    $1.04       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                12,809   13,321   78,916   10,074       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  63

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at
beginning of period                      $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04    $1.00       --      --
Accumulation unit value at end of
period                                   $1.08    $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                82,749  118,591  136,167  142,660  110,681   74,984   42,497    7,356       --      --
--------------------------------------------------------------------------------------------------------------------------------

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at
beginning of period                      $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89    $0.96    $1.00      --
Accumulation unit value at end of
period                                   $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89    $0.96      --
Number of accumulation units
outstanding at end of period (000
omitted)                                18,431   21,893   24,975   23,850   20,551   15,315    9,520    4,490    1,283      --
--------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at
beginning of period                      $1.19    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.72    $1.19    $1.02       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               310,527  204,077  121,798       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at
beginning of period                      $1.27    $1.07    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.65    $1.27    $1.07       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                41,006   32,112   59,299       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at
beginning of period                      $1.13    $0.97    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.74    $1.13    $0.97       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                30,400   17,045   51,380       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at
beginning of period                      $1.04    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.75    $1.04    $1.03       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               119,741  111,086  103,830       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at
beginning of period                      $1.20    $1.12    $1.00    $0.93    $0.86    $0.83       --       --       --      --
Accumulation unit value at end of
period                                   $0.80    $1.20    $1.12    $1.00    $0.93    $0.86       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                11,157   13,704   15,189   16,191   11,992    9,885       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                      $1.20    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.68    $1.20    $1.03       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               398,515  294,643  244,121       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at
beginning of period                      $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00    $1.00       --      --
Accumulation unit value at end of
period                                   $0.81    $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               113,690  148,743  173,861  189,109  187,351  119,284   48,686    6,363       --      --
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at
beginning of period                      $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04    $1.00       --      --
Accumulation unit value at end of
period                                   $1.41    $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               236,346  264,423  290,678  260,492  188,565  109,647   50,458    6,903       --      --
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at
beginning of period                      $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95    $1.00       --      --
Accumulation unit value at end of
period                                   $1.06    $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                53,513   66,434   74,339   70,878   66,935   31,322   13,157    2,147       --      --
--------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at
beginning of period                      $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34    $1.25    $0.96   $1.00
Accumulation unit value at end of
period                                   $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34    $1.25   $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                62,873   93,100  128,540  139,618  120,456   87,330   59,317   24,477    6,879     885
--------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at
beginning of period                      $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35    $1.19    $0.96   $1.00
Accumulation unit value at end of
period                                   $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35    $1.19   $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                52,033   66,946   78,886   78,073   59,293   43,978   29,743   10,800    2,846     586
--------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at
beginning of period                      $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97    $1.00       --      --
Accumulation unit value at end of
period                                   $0.97    $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                68,255   94,998   90,391   69,986   45,710   26,370   10,942      942       --      --
--------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at
beginning of period                      $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37    $1.23    $0.95   $1.00
Accumulation unit value at end of
period                                   $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37    $1.23   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                97,291  139,637  163,687  174,918  115,616   83,015   56,079   23,748    7,622   1,634
--------------------------------------------------------------------------------------------------------------------------------




 64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at
beginning of period                      $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86    $0.99    $1.10   $1.00
Accumulation unit value at end of
period                                   $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86    $0.99   $1.10
Number of accumulation units
outstanding at end of period (000
omitted)                               131,282  187,585  231,223  248,935  128,074   83,166   71,820   60,343   42,626   8,981
--------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at
beginning of period                      $0.52    $0.43    $0.40    $0.36    $0.36    $0.25    $0.43    $0.68    $1.00      --
Accumulation unit value at end of
period                                   $0.29    $0.52    $0.43    $0.40    $0.36    $0.36    $0.25    $0.43    $0.68      --
Number of accumulation units
outstanding at end of period (000
omitted)                                23,828   28,860   30,606   32,606   37,258   40,520   37,200   34,767   20,288      --
--------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at
beginning of period                      $1.06    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.63    $1.06       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               238,472  154,650       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at
beginning of period                      $1.71    $1.34    $0.92    $0.70    $0.60    $0.45    $0.61    $0.80    $1.00      --
Accumulation unit value at end of
period                                   $0.81    $1.71    $1.34    $0.92    $0.70    $0.60    $0.45    $0.61    $0.80      --
Number of accumulation units
outstanding at end of period (000
omitted)                                69,375   80,158   77,239   72,832   75,760   81,742   81,189   60,527   25,763      --
--------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/15/1999)
Accumulation unit value at
beginning of period                      $1.37    $1.25    $1.03    $0.93    $0.82    $0.64    $0.72    $0.96    $1.07   $1.00
Accumulation unit value at end of
period                                   $0.86    $1.37    $1.25    $1.03    $0.93    $0.82    $0.64    $0.72    $0.96   $1.07
Number of accumulation units
outstanding at end of period (000
omitted)                                49,466   69,884   86,802  101,054   90,221   62,349   29,532   15,860    7,958   1,981

*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at
beginning of period                      $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68    $0.91    $1.00      --
Accumulation unit value at end of
period                                   $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68    $0.91      --
Number of accumulation units
outstanding at end of period (000
omitted)                                63,755   80,158  100,533  117,493  108,239   91,666   69,576   50,212   19,521      --
--------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at
beginning of period                      $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90    $0.96    $1.00      --
Accumulation unit value at end of
period                                   $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90    $0.96      --
Number of accumulation units
outstanding at end of period (000
omitted)                                32,039   42,261   51,188   62,995   77,406   74,690   59,272   34,072   12,308      --
--------------------------------------------------------------------------------------------------------------------------------

MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at
beginning of period                      $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89    $1.00       --      --
Accumulation unit value at end of
period                                   $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                67,989   78,212   71,164   55,870   28,362   18,051   10,543    2,997       --      --
--------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at
beginning of period                      $1.07    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.57    $1.07    $1.04       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                78,811   64,614   57,067       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at
beginning of period                      $1.60    $1.52    $1.31    $1.16    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.95    $1.60    $1.52    $1.31    $1.16       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                36,705   48,173   51,514   33,811   11,540       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at
beginning of period                      $1.40    $1.43    $1.26    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.86    $1.40    $1.43    $1.26    $1.15       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                27,205   34,265   34,462   18,592    7,652       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at
beginning of period                      $1.26    $1.16    $1.09    $1.07    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $1.07    $1.26    $1.16    $1.09    $1.07       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               569,070  536,032  339,587  150,945   22,945       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at
beginning of period                      $1.12    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.93    $1.12    $1.04       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               228,912  161,214  154,199       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES* (08/13/2001)
Accumulation unit value at
beginning of period                      $1.44    $1.44    $1.19    $1.14    $0.99    $0.81    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                   $0.99    $1.44    $1.44    $1.19    $1.14    $0.99    $0.81    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                16,672   22,422   24,624   27,263   24,442   21,608   11,651    1,316       --      --

*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
Portfolio - Diversified Equity Income Fund.
--------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  65

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at
beginning of period                      $1.13    $1.01    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.62    $1.13    $1.01       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,949    4,030    4,723       --       --       --       --       --       --      --

*Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at
beginning of period                      $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                   $0.90    $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                15,248   19,770   25,848   27,299   21,518   18,023   11,416    2,137       --      --
--------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                   $0.98    $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                20,502   29,411   34,316   37,980   40,598   38,012   20,773    2,460       --      --
--------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at
beginning of period                      $1.10    $1.06    $1.02    $0.91    $0.78    $0.59    $0.85    $1.29    $1.36   $1.00
Accumulation unit value at end of
period                                   $0.59    $1.10    $1.06    $1.02    $0.91    $0.78    $0.59    $0.85    $1.29   $1.36
Number of accumulation units
outstanding at end of period (000
omitted)                                25,511   33,551   42,808   49,747   57,095   67,224   72,033   74,819   49,764   5,084
--------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at
beginning of period                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.71       --       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 6,188       --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at
beginning of period                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.84       --       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                11,487       --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at
beginning of period                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.76       --       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                25,617       --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at
beginning of period                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.74       --       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                16,958       --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at
beginning of period                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.80       --       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                11,805       --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at
beginning of period                      $1.12    $1.09    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.68    $1.12    $1.09       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               183,635  117,605  123,150       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at
beginning of period                      $1.36    $1.29    $1.12    $1.12    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.85    $1.36    $1.29    $1.12    $1.12       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 6,409    9,188    9,786   10,247    4,730       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at
beginning of period                      $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07    $1.00       --      --
Accumulation unit value at end of
period                                   $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               156,845  148,793  126,637  127,559   90,541   67,609   43,199    6,885       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94    $1.05    $1.09   $1.00
Accumulation unit value at end of
period                                   $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94    $1.05   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                61,707   86,628   89,309   92,705   84,704   79,035   64,273   37,760   28,348   5,220
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at
beginning of period                      $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09    $1.06    $1.01   $1.00
Accumulation unit value at end of
period                                   $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09    $1.06   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                               399,214  286,121  258,492  193,996  187,100  203,753  255,251  243,870  171,785  65,522

*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were 0.15%
and 0.15%, respectively.
--------------------------------------------------------------------------------------------------------------------------------




 66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13    $1.06    $1.01   $1.00
Accumulation unit value at end of
period                                   $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13    $1.06   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                               610,707  599,680  511,100  332,677  221,377  188,939  154,530   83,968   30,783   7,186
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (09/15/1999)
Accumulation unit value at
beginning of period                      $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02    $1.01    $1.03   $1.00
Accumulation unit value at end of
period                                   $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02    $1.01   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                               530,216  560,416  585,144  408,559  255,776  134,486   86,442   43,328   12,124   3,149

*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
Portfolio - Diversified Equity Income Fund.
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at
beginning of period                      $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76    $0.93    $1.14   $1.00
Accumulation unit value at end of
period                                   $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76    $0.93   $1.14
Number of accumulation units
outstanding at end of period (000
omitted)                               301,682  383,078  450,207  263,828  130,790   69,981   52,124   26,327   24,003   5,333
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03    $1.03    $1.00   $1.00
Accumulation unit value at end of
period                                   $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03    $1.03   $1.00
Number of accumulation units
outstanding at end of period (000
omitted)                               201,728  204,316  169,931  130,135   82,347   51,936   31,133   16,572    8,968   1,552
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at
beginning of period                      $1.13    $1.05    $1.05    $1.03    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $1.12    $1.13    $1.05    $1.05    $1.03       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               171,393  147,400  161,490   91,038    2,274       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95    $0.91    $1.01   $1.00
Accumulation unit value at end of
period                                   $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95    $0.91   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                               147,297  218,538  251,768  262,154  242,254  177,150   93,845   58,348   31,722   7,774
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at
beginning of period                      $1.16    $1.14    $1.07    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.94    $1.16    $1.14    $1.07    $1.04       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               128,653  116,516  109,316   29,477    1,052       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at
beginning of period                      $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00    $1.00       --      --
Accumulation unit value at end of
period                                   $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                38,730   50,337   62,826   47,283   53,376   42,780   16,388    2,489       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at
beginning of period                      $1.49    $1.36    $1.19    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.81    $1.49    $1.36    $1.19       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                76,989   71,709  101,239    6,605       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at
beginning of period                      $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79    $0.91    $1.00      --
Accumulation unit value at end of
period                                   $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79    $0.91      --
Number of accumulation units
outstanding at end of period (000
omitted)                               100,420  127,010  139,008  154,949  144,039  103,587   64,771   35,957    9,812      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14    $1.08    $1.00   $1.00
Accumulation unit value at end of
period                                   $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14    $1.08   $1.00
Number of accumulation units
outstanding at end of period (000
omitted)                               125,698  120,018  125,729  145,087  160,725  155,718  124,866   50,510   16,258  11,135
--------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at
beginning of period                      $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65    $0.95    $1.18   $1.00
Accumulation unit value at end of
period                                   $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65    $0.95   $1.18
Number of accumulation units
outstanding at end of period (000
omitted)                               180,650  283,769  326,108  323,849  191,140  192,314  135,693  129,186   97,754  16,891
--------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at
beginning of period                      $1.33    $1.34    $1.14    $1.10    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.80    $1.33    $1.34    $1.14    $1.10       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,696    7,988    7,937    6,232    3,498       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at
beginning of period                      $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08    $1.16    $1.12   $1.00
Accumulation unit value at end of
period                                   $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08    $1.16   $1.12
Number of accumulation units
outstanding at end of period (000
omitted)                                26,621   38,095   49,721   59,243   61,563   44,627   29,202   22,792   14,830   2,970
--------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  67

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------

RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
Accumulation unit value at
beginning of period                      $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72    $0.74    $1.00      --
Accumulation unit value at end of
period                                   $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72    $0.74      --
Number of accumulation units
outstanding at end of period (000
omitted)                               111,551   89,546   89,672   75,520   22,549    8,256    4,750    1,789      906      --
--------------------------------------------------------------------------------------------------------------------------------

RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67    $0.95    $1.27   $1.00
Accumulation unit value at end of
period                                   $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67    $0.95   $1.27
Number of accumulation units
outstanding at end of period (000
omitted)                                55,412   75,421   80,961   77,787   51,446   23,614   20,012   15,821   13,967   2,575
--------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at
beginning of period                      $1.33    $1.37    $1.19    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.85    $1.33    $1.37    $1.19    $1.15       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               227,595  224,730  258,223  203,272   36,974       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at
beginning of period                      $1.11    $1.23    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.61    $1.11    $1.23       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                88,969   51,109   51,499       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at
beginning of period                      $1.20    $0.99    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.64    $1.20    $0.99       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                17,546   14,940   37,273       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at
beginning of period                      $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85    $1.08    $1.51   $1.00
Accumulation unit value at end of
period                                   $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85    $1.08   $1.51
Number of accumulation units
outstanding at end of period (000
omitted)                               142,736  164,570  186,862  170,230  104,567   66,022   43,554   27,818   18,245   1,234
--------------------------------------------------------------------------------------------------------------------------------

WANGER USA (09/15/1999)
Accumulation unit value at
beginning of period                      $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16    $1.05    $1.15   $1.00
Accumulation unit value at end of
period                                   $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16    $1.05   $1.15
Number of accumulation units
outstanding at end of period (000
omitted)                               176,483  212,646  235,960  241,623  184,961  129,824   78,311   40,791   23,813   2,476
--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at
beginning of period                      $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97    $1.00       --      --
Accumulation unit value at end of
period                                   $0.96    $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                25,423   37,314   40,046   43,629   41,656   30,948   14,864    3,799       --      --
--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at
beginning of period                      $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90    $1.00       --      --
Accumulation unit value at end of
period                                   $0.80    $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,126    7,327    8,088    9,021   10,390    8,227    4,703    1,200       --      --
--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at
beginning of period                      $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99    $1.00       --      --
Accumulation unit value at end of
period                                   $0.86    $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                22,799   30,772   36,471   41,049   43,145   38,865   25,397    3,701       --      --
--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at
beginning of period                      $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94    $1.00       --      --
Accumulation unit value at end of
period                                   $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                29,488   35,670   25,726   19,618   22,185   19,289    9,992    2,060       --      --






VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                   $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                38,700   46,783   56,007   64,800   21,785   12,215    7,624    1,711       --      --
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                   $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 9,784   13,998   14,692   13,500   12,074    7,348    4,808    1,224       --      --
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $1.39    $1.25    $1.09    $0.99    $0.88    $0.65    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                   $0.72    $1.39    $1.25    $1.09    $0.99    $0.88    $0.65    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,583    3,800    4,211    4,924    5,936    6,700    4,845    1,426       --      --
--------------------------------------------------------------------------------------------------------------------------------




 68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                   $0.42    $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 8,723    5,805    7,305    6,396    6,649    5,460    3,709      901       --      --
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at
beginning of period                      $1.13    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.80    $1.13    $1.02       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 5,240    3,964   15,226       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at
beginning of period                      $1.57    $1.38    $1.09    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.92    $1.57    $1.38    $1.09       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                53,711   23,729    1,198      107       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91    $1.00       --      --
Accumulation unit value at end of
period                                   $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 8,853   10,072   12,094   14,960    8,076    5,212    2,845      911       --      --
--------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at
beginning of period                      $1.35    $1.14    $1.06    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.70    $1.35    $1.14    $1.06       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,593    2,415    5,609      801       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at
beginning of period                      $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                   $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                53,105   74,246   84,552   91,924   75,935   54,358   29,770    4,363       --      --
--------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at
beginning of period                      $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                   $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               122,930  135,634  127,479   94,909   44,705   24,114    9,270      790       --      --

*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at
beginning of period                      $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93    $1.00       --      --
Accumulation unit value at end of
period                                   $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                19,242   25,059   26,700   27,136   22,031   15,471    8,200    1,927       --      --
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at
beginning of period                      $0.90    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.67    $0.90       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                30,504   28,466       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at
beginning of period                      $1.19    $0.99    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.69    $1.19    $0.99    $1.04       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 7,931    8,170   35,411    4,856       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at
beginning of period                      $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04    $1.00       --      --
Accumulation unit value at end of
period                                   $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                56,747   81,683   93,343   95,710   71,318   50,607   30,523    7,298       --      --
--------------------------------------------------------------------------------------------------------------------------------

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at
beginning of period                      $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96    $1.00      --
Accumulation unit value at end of
period                                   $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96      --
Number of accumulation units
outstanding at end of period (000
omitted)                                12,240   17,034   19,334   19,301   17,682   14,100    9,832    6,090    1,693      --
--------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at
beginning of period                      $1.19    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.71    $1.19    $1.02       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               176,791  113,001   66,352       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at
beginning of period                      $1.26    $1.07    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.65    $1.26    $1.07       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                26,849   22,702   32,712       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at
beginning of period                      $1.13    $0.97    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.74    $1.13    $0.97       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                22,011   12,631   26,224       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  69

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------

EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at
beginning of period                      $1.04    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.75    $1.04    $1.03       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                79,727   71,987   59,159       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at
beginning of period                      $1.19    $1.11    $1.00    $0.92    $0.86    $0.82       --       --       --      --
Accumulation unit value at end of
period                                   $0.79    $1.19    $1.11    $1.00    $0.92    $0.86       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 8,059    8,609    9,669   10,001    8,036    6,384       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at
beginning of period                      $1.20    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.68    $1.20    $1.03       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               237,020  166,815  127,364       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at
beginning of period                      $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00    $1.00       --      --
Accumulation unit value at end of
period                                   $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                72,387   96,482  112,864  121,317  119,521   81,919   36,320    8,177       --      --
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at
beginning of period                      $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04    $1.00       --      --
Accumulation unit value at end of
period                                   $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               136,525  156,364  174,833  157,678  117,171   72,124   35,541    6,689       --      --
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at
beginning of period                      $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.94    $1.00       --      --
Accumulation unit value at end of
period                                   $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.94       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                37,943   48,192   52,627   48,642   42,672   21,405   10,123    2,157       --      --
--------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at
beginning of period                      $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25    $0.96   $1.00
Accumulation unit value at end of
period                                   $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25   $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                39,491   59,503   81,589   88,911   80,587   63,047   44,591   19,803    6,181     683
--------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at
beginning of period                      $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19    $0.96   $1.00
Accumulation unit value at end of
period                                   $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19   $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                36,256   46,935   55,078   55,521   44,541   34,639   23,553    9,584    2,897     590
--------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at
beginning of period                      $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                   $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                47,292   65,658   63,662   50,166   33,241   21,294    9,151    1,114       --      --
--------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at
beginning of period                      $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23    $0.95   $1.00
Accumulation unit value at end of
period                                   $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                65,990   96,413  112,452  117,932   84,473   65,106   47,539   24,711   10,265   2,023
--------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at
beginning of period                      $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99    $1.10   $1.00
Accumulation unit value at end of
period                                   $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99   $1.10
Number of accumulation units
outstanding at end of period (000
omitted)                                87,685  126,734  160,736  168,697  108,140   80,350   75,489   71,185   55,239   9,951
--------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at
beginning of period                      $0.51    $0.42    $0.40    $0.36    $0.36    $0.25    $0.42    $0.68    $1.00      --
Accumulation unit value at end of
period                                   $0.28    $0.51    $0.42    $0.40    $0.36    $0.36    $0.25    $0.42    $0.68      --
Number of accumulation units
outstanding at end of period (000
omitted)                                16,671   19,559   22,668   24,131   27,479   30,159   31,354   34,050   22,949      --
--------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at
beginning of period                      $1.06    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.63    $1.06       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               128,192   72,177       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at
beginning of period                      $1.68    $1.33    $0.91    $0.70    $0.59    $0.45    $0.61    $0.80    $1.00      --
Accumulation unit value at end of
period                                   $0.80    $1.68    $1.33    $0.91    $0.70    $0.59    $0.45    $0.61    $0.80      --
Number of accumulation units
outstanding at end of period (000
omitted)                                54,116   64,174   61,879   59,325   61,390   68,389   74,111   64,147   29,251      --
--------------------------------------------------------------------------------------------------------------------------------




 70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/15/1999)
Accumulation unit value at
beginning of period                      $1.35    $1.23    $1.01    $0.92    $0.81    $0.64    $0.72    $0.96    $1.07   $1.00
Accumulation unit value at end of
period                                   $0.84    $1.35    $1.23    $1.01    $0.92    $0.81    $0.64    $0.72    $0.96   $1.07
Number of accumulation units
outstanding at end of period (000
omitted)                                36,022   51,659   62,992   73,982   66,844   53,159   28,853   19,727   10,774   2,504

*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at
beginning of period                      $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90    $1.00      --
Accumulation unit value at end of
period                                   $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90      --
Number of accumulation units
outstanding at end of period (000
omitted)                                44,360   58,819   73,300   84,506   78,223   74,564   62,663   51,051   21,973      --
--------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at
beginning of period                      $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96    $1.00      --
Accumulation unit value at end of
period                                   $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96      --
Number of accumulation units
outstanding at end of period (000
omitted)                                22,831   31,915   38,120   48,503   60,214   61,988   53,383   36,822   15,060      --
--------------------------------------------------------------------------------------------------------------------------------

MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at
beginning of period                      $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00       --      --
Accumulation unit value at end of
period                                   $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                43,832   51,479   45,869   35,163   18,264   12,519    7,093    2,778       --      --
--------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at
beginning of period                      $1.07    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.57    $1.07    $1.04       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                41,079   30,611   26,517       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at
beginning of period                      $1.59    $1.51    $1.30    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.94    $1.59    $1.51    $1.30    $1.15       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                24,950   32,187   34,962   20,721    6,121       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at
beginning of period                      $1.39    $1.42    $1.25    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.85    $1.39    $1.42    $1.25    $1.15       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                18,861   23,107   22,606   12,037    4,085       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at
beginning of period                      $1.25    $1.15    $1.08    $1.07    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $1.06    $1.25    $1.15    $1.08    $1.07       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               395,298  360,480  226,000   94,657   11,924       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at
beginning of period                      $1.12    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.93    $1.12    $1.04       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               131,661   82,318   76,067       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES* (08/13/2001)
Accumulation unit value at
beginning of period                      $1.42    $1.43    $1.18    $1.13    $0.98    $0.81    $0.97    $1.00       --      --
Accumulation unit value at end of
period                                   $0.98    $1.42    $1.43    $1.18    $1.13    $0.98    $0.81    $0.97       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                11,355   15,657   15,917   17,370   15,748   13,512    7,193    1,106       --      --

*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
Portfolio - Diversified Equity Income Fund.
--------------------------------------------------------------------------------------------------------------------------------

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at
beginning of period                      $1.13    $1.01    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.61    $1.13    $1.01       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 1,474    2,397    2,935       --       --       --       --       --       --      --

*Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at
beginning of period                      $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98    $1.00       --      --
Accumulation unit value at end of
period                                   $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 8,551   11,073   13,569   14,517   11,248    9,676    6,574    1,743       --      --
--------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at
beginning of period                      $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96    $1.00       --      --
Accumulation unit value at end of
period                                   $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                13,381   18,697   21,524   23,458   24,819   24,880   15,138    2,180       --      --
--------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at
beginning of period                      $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29    $1.36   $1.00
Accumulation unit value at end of
period                                   $0.58    $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29   $1.36
Number of accumulation units
outstanding at end of period (000
omitted)                                20,077   26,405   34,609   42,680   51,579   63,075   73,930   87,722   68,407   7,245
--------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  71

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at
beginning of period                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.71       --       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,115       --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at
beginning of period                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.84       --       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 7,436       --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at
beginning of period                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.76       --       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                15,034       --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at
beginning of period                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.73       --       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 9,299       --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at
beginning of period                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.79       --       --       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 8,524       --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at
beginning of period                      $1.11    $1.08    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.68    $1.11    $1.08       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                98,708   55,721   57,963       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at
beginning of period                      $1.34    $1.28    $1.12    $1.12    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.84    $1.34    $1.28    $1.12    $1.12       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,807    5,203    5,724    5,777    2,540       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at
beginning of period                      $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00       --      --
Accumulation unit value at end of
period                                   $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                85,345   79,474   69,587   72,463   57,581   44,918   28,099    6,314       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05    $1.09   $1.00
Accumulation unit value at end of
period                                   $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                51,095   74,966   74,221   77,525   74,540   73,310   64,613   53,096   39,810   6,539
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at
beginning of period                      $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06    $1.01   $1.00
Accumulation unit value at end of
period                                   $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                               290,095  247,870  211,744  147,452  148,915  178,580  228,237  265,455  203,922  87,424

*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were
(0.05%) and (0.05%), respectively.
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06    $1.01   $1.00
Accumulation unit value at end of
period                                   $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                               430,993  408,270  351,043  257,273  190,125  176,013  159,405  106,760   43,920  11,675
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (09/15/1999)
Accumulation unit value at
beginning of period                      $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01    $1.03   $1.00
Accumulation unit value at end of
period                                   $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                               329,220  363,274  383,460  278,737  181,318   99,776   67,958   41,299   14,227   3,441

*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
Portfolio - Diversified Equity Income Fund.
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at
beginning of period                      $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93    $1.14   $1.00
Accumulation unit value at end of
period                                   $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93   $1.14
Number of accumulation units
outstanding at end of period (000
omitted)                               180,807  242,876  290,744  144,230   94,730   45,599   34,956   26,779   22,159   3,227
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02    $1.00   $1.00
Accumulation unit value at end of
period                                   $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02   $1.00
Number of accumulation units
outstanding at end of period (000
omitted)                               142,773  141,675  123,834  102,876   72,702   54,100   36,626   23,970   14,137   2,368
--------------------------------------------------------------------------------------------------------------------------------




 72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at
beginning of period                      $1.12    $1.05    $1.05    $1.03    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $1.11    $1.12    $1.05    $1.05    $1.03       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               113,444   88,734   95,224   51,906    1,504       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91    $1.01   $1.00
Accumulation unit value at end of
period                                   $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                               125,862  186,775  221,767  237,711  236,566  197,358  122,784   88,813   52,655  10,137
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at
beginning of period                      $1.16    $1.14    $1.06    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.93    $1.16    $1.14    $1.06    $1.04       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                76,770   65,977   61,812   18,068      783       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at
beginning of period                      $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00       --      --
Accumulation unit value at end of
period                                   $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                25,504   35,043   43,939   31,419   35,498   29,450   12,145    2,238       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at
beginning of period                      $1.48    $1.36    $1.19    $1.00       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.81    $1.48    $1.36    $1.19       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                45,362   43,555   54,642    4,982       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at
beginning of period                      $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91    $1.00      --
Accumulation unit value at end of
period                                   $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91      --
Number of accumulation units
outstanding at end of period (000
omitted)                                73,795   92,416  104,302  122,070  117,372   91,398   65,011   40,575   14,084      --
--------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08    $1.00   $1.00
Accumulation unit value at end of
period                                   $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08   $1.00
Number of accumulation units
outstanding at end of period (000
omitted)                               108,778  104,637  108,222  121,249  130,386  135,202  116,147   56,966   24,654  12,796
--------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at
beginning of period                      $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94    $1.18   $1.00
Accumulation unit value at end of
period                                   $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94   $1.18
Number of accumulation units
outstanding at end of period (000
omitted)                               116,110  186,447  216,237  212,229  135,373  147,485  118,986  130,764  106,410  13,813
--------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at
beginning of period                      $1.32    $1.34    $1.13    $1.09    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.79    $1.32    $1.34    $1.13    $1.09       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 2,900    4,152    4,707    3,594    2,030       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at
beginning of period                      $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16    $1.12   $1.00
Accumulation unit value at end of
period                                   $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16   $1.12
Number of accumulation units
outstanding at end of period (000
omitted)                                18,734   28,329   38,372   46,718   51,057   39,709   29,341   24,346   16,349   3,029
--------------------------------------------------------------------------------------------------------------------------------

RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
Accumulation unit value at
beginning of period                      $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74    $1.00      --
Accumulation unit value at end of
period                                   $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74      --
Number of accumulation units
outstanding at end of period (000
omitted)                                61,879   50,491   51,867   44,244   16,315    6,501    3,888    1,542      693      --
--------------------------------------------------------------------------------------------------------------------------------

RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
Accumulation unit value at
beginning of period                      $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95    $1.27   $1.00
Accumulation unit value at end of
period                                   $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95   $1.27
Number of accumulation units
outstanding at end of period (000
omitted)                                42,730   58,762   64,541   61,793   40,351   21,462   19,189   18,664   15,670   2,173
--------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at
beginning of period                      $1.32    $1.36    $1.18    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.84    $1.32    $1.36    $1.18    $1.15       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                               120,656  113,380  130,395   96,755   18,714       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at
beginning of period                      $1.11    $1.22    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.61    $1.11    $1.22       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                50,326   29,814   27,318       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  73

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                       2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at
beginning of period                      $1.20    $0.99    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of
period                                   $0.63    $1.20    $0.99       --       --       --       --       --       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                11,266    9,199   17,529       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------

WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at
beginning of period                      $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08    $1.51   $1.00
Accumulation unit value at end of
period                                   $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08   $1.51
Number of accumulation units
outstanding at end of period (000
omitted)                                88,899  108,613  122,718  114,381   79,981   56,466   42,309   30,297   21,844   1,343
--------------------------------------------------------------------------------------------------------------------------------

WANGER USA (09/15/1999)
Accumulation unit value at
beginning of period                      $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05    $1.15   $1.00
Accumulation unit value at end of
period                                   $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05   $1.15
Number of accumulation units
outstanding at end of period (000
omitted)                               117,299  145,262  164,257  169,886  140,320  108,046   72,853   46,456   29,881   2,723
--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at
beginning of period                      $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97    $1.00       --      --
Accumulation unit value at end of
period                                   $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                19,992   28,981   29,215   32,466   31,201   22,278   11,859    3,224       --      --
--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at
beginning of period                      $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90    $1.00       --      --
Accumulation unit value at end of
period                                   $0.79    $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                 3,897    5,538    6,052    6,690    7,049    5,248    2,781    1,031       --      --
--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at
beginning of period                      $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99    $1.00       --      --
Accumulation unit value at end of
period                                   $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                13,585   18,131   21,391   25,313   25,983   24,999   17,130    3,747       --      --
--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at
beginning of period                      $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00       --      --
Accumulation unit value at end of
period                                   $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94       --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                19,000   23,653   17,655   14,334   16,103   13,800    7,655    2,230       --      --






VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                     2008     2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.31    $1.18   $1.13   $1.05   $1.00   $0.78   $1.00
Accumulation unit value at end of period                               $0.74    $1.31   $1.18   $1.13   $1.05   $1.00   $0.78
Number of accumulation units outstanding at end of period
(000 omitted)                                                         12,622   15,385  19,282  24,536   5,492   1,386     379
-------------------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.67    $1.53   $1.33   $1.23   $1.07   $0.80   $1.00
Accumulation unit value at end of period                               $0.88    $1.67   $1.53   $1.33   $1.23   $1.07   $0.80
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,199    3,003   3,321   2,836   2,429   1,198     552
-------------------------------------------------------------------------------------------------------------------------------

AIM V.I. DYNAMICS FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.53    $1.37   $1.19   $1.09   $0.97   $0.71   $1.00
Accumulation unit value at end of period                               $0.78    $1.53   $1.37   $1.19   $1.09   $0.97   $0.71
Number of accumulation units outstanding at end of period
(000 omitted)                                                            327      479     608     830     916     758     242
-------------------------------------------------------------------------------------------------------------------------------

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.12    $1.45   $1.26   $1.20   $1.11   $0.87   $1.00
Accumulation unit value at end of period                               $0.45    $1.12   $1.45   $1.26   $1.20   $1.11   $0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,606    1,004   1,342   1,322   1,122     925     526
-------------------------------------------------------------------------------------------------------------------------------

AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                         $1.13    $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.80    $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            923      753   5,096      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                         $1.57    $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                               $0.92    $1.57   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         14,785    8,000     503       2      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $0.99    $0.93   $0.85   $0.84   $0.81   $0.56   $1.00
Accumulation unit value at end of period                               $0.54    $0.99   $0.93   $0.85   $0.84   $0.81   $0.56
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,808    2,913   3,543   4,728   1,650     851     192
-------------------------------------------------------------------------------------------------------------------------------




 74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2008     2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                         $1.35    $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                               $0.70    $1.35   $1.14   $1.06      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            425      664   2,023     333      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period                         $1.45    $1.40   $1.21   $1.16   $1.06   $0.81   $1.00
Accumulation unit value at end of period                               $0.85    $1.45   $1.40   $1.21   $1.16   $1.06   $0.81
Number of accumulation units outstanding at end of period
(000 omitted)                                                         10,045   14,240  18,481  20,739  16,610   9,284   3,503
-------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (02/13/2002)
Accumulation unit value at beginning of period                         $2.71    $2.59   $1.94   $1.68   $1.36   $0.95   $1.00
Accumulation unit value at end of period                               $1.25    $2.71   $2.59   $1.94   $1.68   $1.36   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                         29,486   32,186  31,867  25,568  11,679   5,621   1,417

*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
AllianceBernstein VPS International Value Portfolio (Class B).
-------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                         $1.92    $1.64   $1.33   $1.19   $1.05   $0.85   $1.00
Accumulation unit value at end of period                               $1.05    $1.92   $1.64   $1.33   $1.19   $1.05   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                          5,162    6,589   7,826   7,538   4,969   2,812     944
-------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                         $0.90    $1.00      --      --      --      --      --
Accumulation unit value at end of period                               $0.67    $0.90      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          7,412    9,862      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                         $1.18    $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                               $0.68    $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,188    2,203  12,931   2,015      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                         $1.46    $1.56   $1.33   $1.28   $1.13   $0.89   $1.00
Accumulation unit value at end of period                               $1.06    $1.46   $1.56   $1.33   $1.28   $1.13   $0.89
Number of accumulation units outstanding at end of period
(000 omitted)                                                         13,643   20,382  24,433  25,428  16,423   8,977   2,837
-------------------------------------------------------------------------------------------------------------------------------

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at beginning of period                         $1.28    $1.26   $1.17   $1.11   $1.04   $0.88   $1.00
Accumulation unit value at end of period                               $0.87    $1.28   $1.26   $1.17   $1.11   $1.04   $0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,873    2,380   3,270   3,186   2,458   1,272     211
-------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                         $1.19    $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.71    $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         42,915   31,378  21,100      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                         $1.26    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.64    $1.26   $1.07      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          5,121    4,198   9,849      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                         $1.13    $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.74    $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          4,848    3,423   9,239      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                         $1.03    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.75    $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         18,362   19,211  18,826      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period                         $1.32    $1.23   $1.11   $1.03   $0.95   $0.93      --
Accumulation unit value at end of period                               $0.87    $1.32   $1.23   $1.11   $1.03   $0.95      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,156    1,422   1,855   2,338   2,067   1,338      --
-------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                         $1.20    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.68    $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         53,546   45,072  40,094      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $1.44    $1.30   $1.16   $1.09   $1.04   $0.85   $1.00
Accumulation unit value at end of period                               $0.83    $1.44   $1.30   $1.16   $1.09   $1.04   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                         14,570   20,111  25,441  28,158  27,602  15,940   3,592
-------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  75

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2008     2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $2.25    $1.97   $1.77   $1.52   $1.23   $0.90   $1.00
Accumulation unit value at end of period                               $1.35    $2.25   $1.97   $1.77   $1.52   $1.23   $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                         38,797   44,787  53,339  46,944  30,787  15,111   4,182
-------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $2.09    $1.80   $1.55   $1.32   $1.17   $0.83   $1.00
Accumulation unit value at end of period                               $1.16    $2.09   $1.80   $1.55   $1.32   $1.17   $0.83
Number of accumulation units outstanding at end of period
(000 omitted)                                                          6,432    8,255  10,330   9,686   7,474   2,900     553
-------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $1.86    $2.37   $1.99   $1.77   $1.36   $1.01   $1.00
Accumulation unit value at end of period                               $1.06    $1.86   $2.37   $1.99   $1.77   $1.36   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                          9,150   14,263  20,694  22,307  17,231   9,166   2,887
-------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $1.77    $1.84   $1.59   $1.47   $1.20   $0.92   $1.00
Accumulation unit value at end of period                               $1.18    $1.77   $1.84   $1.59   $1.47   $1.20   $0.92
Number of accumulation units outstanding at end of period
(000 omitted)                                                          8,815   11,862  14,227  13,298   8,980   5,248   2,075
-------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $1.62    $1.58   $1.35   $1.23   $1.10   $0.89   $1.00
Accumulation unit value at end of period                               $1.01    $1.62   $1.58   $1.35   $1.23   $1.10   $0.89
Number of accumulation units outstanding at end of period
(000 omitted)                                                         14,362   21,837  22,449  18,871  13,076   6,742   1,735
-------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.98    $1.94   $1.69   $1.51   $1.21   $0.95   $1.00
Accumulation unit value at end of period                               $1.24    $1.98   $1.94   $1.69   $1.51   $1.21   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                         16,558   24,512  29,515  30,996  15,049   7,743   2,583
-------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.35    $1.38   $1.24   $1.17   $1.03   $0.80   $1.00
Accumulation unit value at end of period                               $0.84    $1.35   $1.38   $1.24   $1.17   $1.03   $0.80
Number of accumulation units outstanding at end of period
(000 omitted)                                                         13,564   20,871  27,339  30,636   9,922   2,742   1,048
-------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.30    $1.08   $1.01   $0.92   $0.92   $0.64   $1.00
Accumulation unit value at end of period                               $0.72    $1.30   $1.08   $1.01   $0.92   $0.92   $0.64
Number of accumulation units outstanding at end of period
(000 omitted)                                                            367      507     505     468     467     428      68
-------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                         $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period                               $0.63    $1.06      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         33,658   25,246      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (02/13/2002)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                         $2.97    $2.34   $1.61   $1.23   $1.05   $0.79   $1.00
Accumulation unit value at end of period                               $1.40    $2.97   $2.34   $1.61   $1.23   $1.05   $0.79
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,603    1,484   1,656   1,555   1,500   1,254     681
-------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (02/13/2002)
Accumulation unit value at beginning of period                         $1.94    $1.77   $1.46   $1.33   $1.17   $0.92   $1.00
Accumulation unit value at end of period                               $1.21    $1.94   $1.77   $1.46   $1.33   $1.17   $0.92
Number of accumulation units outstanding at end of period
(000 omitted)                                                          3,562    5,119   6,555   7,418   5,816   3,058     499

*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
AllianceBernstein VPS International Value Portfolio (Class B).
-------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                         $1.20    $1.09   $1.03   $0.99   $0.92   $0.76   $1.00
Accumulation unit value at end of period                               $0.75    $1.20   $1.09   $1.03   $0.99   $0.92   $0.76
Number of accumulation units outstanding at end of period
(000 omitted)                                                          4,927    5,932   8,628   8,658   5,399   2,971   1,088
-------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                         $1.18    $1.17   $1.04   $1.00   $0.96   $0.72   $1.00
Accumulation unit value at end of period                               $0.71    $1.18   $1.17   $1.04   $1.00   $0.96   $0.72
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,718    3,692   5,363   6,257   6,311   5,191   2,112
-------------------------------------------------------------------------------------------------------------------------------

MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                         $2.78    $2.20   $1.70   $1.47   $1.14   $0.85   $1.00
Accumulation unit value at end of period                               $1.71    $2.78   $2.20   $1.70   $1.47   $1.14   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                          6,021    7,678   8,231   6,871   3,380   1,670     276
-------------------------------------------------------------------------------------------------------------------------------




 76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2008     2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                         $1.07    $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.56    $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         10,873   10,350   9,305      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                         $1.59    $1.51   $1.30   $1.15   $1.00      --      --
Accumulation unit value at end of period                               $0.94    $1.59   $1.51   $1.30   $1.15      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          8,456   11,884  14,402  11,208   4,318      --      --
-------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                         $1.38    $1.42   $1.25   $1.15   $1.00      --      --
Accumulation unit value at end of period                               $0.85    $1.38   $1.42   $1.25   $1.15      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          7,256    9,606  10,328   6,924   2,998      --      --
-------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                         $1.24    $1.15   $1.08   $1.07   $1.00      --      --
Accumulation unit value at end of period                               $1.05    $1.24   $1.15   $1.08   $1.07      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         82,157   92,164  64,615  34,899   7,003      --      --
-------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                         $1.11    $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.93    $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         31,669   27,066  26,857      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES* (02/13/2002)
Accumulation unit value at beginning of period                         $1.49    $1.49   $1.24   $1.18   $1.03   $0.85   $1.00
Accumulation unit value at end of period                               $1.02    $1.49   $1.49   $1.24   $1.18   $1.03   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,700    3,618   4,901   5,727   5,442   4,416   1,439

*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
Portfolio - Diversified Equity Income Fund.
-------------------------------------------------------------------------------------------------------------------------------

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period                         $1.13    $1.01   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.61    $1.13   $1.01      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            150      404     560      --      --      --      --

*Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.
-------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (02/13/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         $1.12    $1.14   $1.12   $1.00   $0.94   $0.81   $1.00
Accumulation unit value at end of period                               $0.92    $1.12   $1.14   $1.12   $1.00   $0.94   $0.81
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,705    3,423   4,490   4,351   2,530   1,776     617
-------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.90    $1.77   $1.40   $1.26   $1.09   $0.86   $1.00
Accumulation unit value at end of period                               $1.05    $1.90   $1.77   $1.40   $1.26   $1.09   $0.86
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,476    3,409   3,961   4,252   4,043   4,165   2,086
-------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.35    $1.31   $1.25   $1.13   $0.96   $0.73   $1.00
Accumulation unit value at end of period                               $0.73    $1.35   $1.31   $1.25   $1.13   $0.96   $0.73
Number of accumulation units outstanding at end of period
(000 omitted)                                                            601      771     986     736     559     614     267
-------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $1.00       --      --      --      --      --      --
Accumulation unit value at end of period                               $0.71       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             88       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $1.00       --      --      --      --      --      --
Accumulation unit value at end of period                               $0.84       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,582       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                         $1.00       --      --      --      --      --      --
Accumulation unit value at end of period                               $0.76       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,013       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $1.00       --      --      --      --      --      --
Accumulation unit value at end of period                               $0.73       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,762       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  77

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2008     2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $1.00       --      --      --      --      --      --
Accumulation unit value at end of period                               $0.79       --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            829       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                         $1.11    $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.68    $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         25,636   18,675  20,639      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period                         $1.34    $1.28   $1.12   $1.12   $1.00      --      --
Accumulation unit value at end of period                               $0.84    $1.34   $1.28   $1.12   $1.12      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            766    1,469   1,490   1,493     840      --      --
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.68    $1.79   $1.50   $1.43   $1.21   $0.88   $1.00
Accumulation unit value at end of period                               $1.14    $1.68   $1.79   $1.50   $1.43   $1.21   $0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                         23,170   23,547  19,283  20,683  11,379   7,181   3,316
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.36    $1.35   $1.19   $1.16   $1.07   $0.90   $1.00
Accumulation unit value at end of period                               $0.94    $1.36   $1.35   $1.19   $1.16   $1.07   $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,967    5,018   4,466   3,385   2,471   1,608     531
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (02/13/2002)
Accumulation unit value at beginning of period                         $1.08    $1.04   $1.01   $0.99   $1.00   $1.00   $1.00
Accumulation unit value at end of period                               $1.10    $1.08   $1.04   $1.01   $0.99   $1.00   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                         51,260   39,420  37,806  22,067  19,507  13,022  12,452

*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were
(0.11%) and (0.11%), respectively.
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.21    $1.16   $1.12   $1.11   $1.07   $1.04   $1.00
Accumulation unit value at end of period                               $1.12    $1.21   $1.16   $1.12   $1.11   $1.07   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                         93,379  103,330  87,923  50,746  22,751  13,984   6,481
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (02/13/2002)
Accumulation unit value at beginning of period                         $1.94    $1.82   $1.53   $1.36   $1.17   $0.83   $1.00
Accumulation unit value at end of period                               $1.14    $1.94   $1.82   $1.53   $1.36   $1.17   $0.83
Number of accumulation units outstanding at end of period
(000 omitted)                                                         64,717   69,629  75,610  47,282  24,579   8,342   3,101

*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
Portfolio - Diversified Equity Income Fund.
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                         $1.22    $1.20   $1.05   $1.00   $0.95   $0.75   $1.00
Accumulation unit value at end of period                               $0.70    $1.22   $1.20   $1.05   $1.00   $0.95   $0.75
Number of accumulation units outstanding at end of period
(000 omitted)                                                         18,986   23,697  27,942  27,550   4,862   1,779     291
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.47    $1.38   $1.31   $1.39   $1.28   $1.14   $1.00
Accumulation unit value at end of period                               $1.45    $1.47   $1.38   $1.31   $1.39   $1.28   $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                         26,925   31,193  26,716  18,771   8,568   3,885   1,060
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                         $1.12    $1.05   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period                               $1.11    $1.12   $1.05   $1.05   $1.03      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         23,321   26,608  31,048  20,279     653      --      --
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.46    $1.44   $1.32   $1.28   $1.16   $0.94   $1.00
Accumulation unit value at end of period                               $1.08    $1.46   $1.44   $1.32   $1.28   $1.16   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                         13,016   20,960  27,180  28,189  24,305  16,280   3,957
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                         $1.15    $1.14   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period                               $0.93    $1.15   $1.14   $1.06   $1.04      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         19,612   20,632  21,052   7,061     300      --      --
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.40    $1.24   $1.26   $1.15   $1.07   $0.88   $1.00
Accumulation unit value at end of period                               $0.76    $1.40   $1.24   $1.26   $1.15   $1.07   $0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,135    2,984   4,676   5,505   5,961   4,649   1,153
-------------------------------------------------------------------------------------------------------------------------------




 78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2008     2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                         $1.48    $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period                               $0.81    $1.48   $1.36   $1.19      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          9,682    9,445  15,321     622      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.35    $1.30   $1.14   $1.10   $1.01   $0.80   $1.00
Accumulation unit value at end of period                               $0.84    $1.35   $1.30   $1.14   $1.10   $1.01   $0.80
Number of accumulation units outstanding at end of period
(000 omitted)                                                          7,849   10,644  13,132  14,184  11,269   6,544   1,889
-------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.13    $1.08   $1.05   $1.04   $1.05   $1.04   $1.00
Accumulation unit value at end of period                               $1.09    $1.13   $1.08   $1.05   $1.04   $1.05   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                         12,804   12,583  16,153  18,707  17,403  14,902   6,107
-------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                         $1.19    $1.17   $1.06   $0.99   $0.92   $0.77   $1.00
Accumulation unit value at end of period                               $0.66    $1.19   $1.17   $1.06   $0.99   $0.92   $0.77
Number of accumulation units outstanding at end of period
(000 omitted)                                                         12,689   20,603  24,725  23,296   7,403   5,647     973
-------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                         $1.31    $1.33   $1.13   $1.09   $1.00      --      --
Accumulation unit value at end of period                               $0.79    $1.31   $1.33   $1.13   $1.09      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            582      925   1,124     921     450      --      --
-------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                         $1.59    $1.68   $1.52   $1.46   $1.25   $0.85   $1.00
Accumulation unit value at end of period                               $0.97    $1.59   $1.68   $1.52   $1.46   $1.25   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,383    3,378   4,827   5,744   5,617   2,920     900
-------------------------------------------------------------------------------------------------------------------------------

RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (02/13/2002)
Accumulation unit value at beginning of period                         $3.70    $2.70   $2.04   $1.54   $1.25   $0.90   $1.00
Accumulation unit value at end of period                               $1.69    $3.70   $2.70   $2.04   $1.54   $1.25   $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                         11,453    9,394   9,829   8,412   1,983     492     220
-------------------------------------------------------------------------------------------------------------------------------

RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.94    $1.74   $1.42   $1.26   $1.08   $0.85   $1.00
Accumulation unit value at end of period                               $1.15    $1.94   $1.74   $1.42   $1.26   $1.08   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                          3,748    5,324   5,986   5,133   2,551     340      55
-------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period                         $1.31    $1.36   $1.18   $1.15   $1.00      --      --
Accumulation unit value at end of period                               $0.84    $1.31   $1.36   $1.18   $1.15      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         43,694   51,531  60,771  53,896  12,916      --      --
-------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                         $1.11    $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.61    $1.11   $1.22      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         14,095    9,916   8,886      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                         $1.20    $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.63    $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,776    2,519   6,372      --      --      --      --
-------------------------------------------------------------------------------------------------------------------------------

WANGER INTERNATIONAL (02/13/2002)
Accumulation unit value at beginning of period                         $3.12    $2.71   $1.99   $1.66   $1.28   $0.87   $1.00
Accumulation unit value at end of period                               $1.68    $3.12   $2.71   $1.99   $1.66   $1.28   $0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                                         16,311   18,491  21,367  19,260   9,273   4,376   1,523
-------------------------------------------------------------------------------------------------------------------------------

WANGER USA (02/13/2002)
Accumulation unit value at beginning of period                         $1.73    $1.66   $1.56   $1.41   $1.21   $0.85   $1.00
Accumulation unit value at end of period                               $1.03    $1.73   $1.66   $1.56   $1.41   $1.21   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                         28,344   36,469  42,372  41,455  26,304  13,657   3,732
-------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.42    $1.33   $1.20   $1.16   $1.07   $0.88   $1.00
Accumulation unit value at end of period                               $1.00    $1.42   $1.33   $1.20   $1.16   $1.07   $0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,739    3,917   4,549   5,289   5,233   3,858   1,279
-------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  79

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2008     2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.65    $1.48   $1.24   $1.14   $1.05   $0.81   $1.00
Accumulation unit value at end of period                               $0.93    $1.65   $1.48   $1.24   $1.14   $1.05   $0.81
Number of accumulation units outstanding at end of period
(000 omitted)                                                            498      589     856   1,179   1,653     832      81
-------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.48    $1.40   $1.26   $1.18   $1.01   $0.75   $1.00
Accumulation unit value at end of period                               $0.88    $1.48   $1.40   $1.26   $1.18   $1.01   $0.75
Number of accumulation units outstanding at end of period
(000 omitted)                                                          3,344    4,587   6,324   7,621   6,990   5,557   2,340
-------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.52    $1.35   $1.11   $1.06   $0.94   $0.67   $1.00
Accumulation unit value at end of period                               $0.88    $1.52   $1.35   $1.11   $1.06   $0.94   $0.67
Number of accumulation units outstanding at end of period
(000 omitted)                                                          3,050    3,223   2,943   2,596   2,735   1,772     662






VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                     2008    2007    2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.29   $1.17   $1.12   $1.04   $0.99   $0.78   $1.00
Accumulation unit value at end of period                               $0.73   $1.29   $1.17   $1.12   $1.04   $0.99   $0.78
Number of accumulation units outstanding at end of period
(000 omitted)                                                          5,453   7,314  10,002  11,202   2,736     978     447
------------------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.65   $1.51   $1.32   $1.22   $1.07   $0.80   $1.00
Accumulation unit value at end of period                               $0.86   $1.65   $1.51   $1.32   $1.22   $1.07   $0.80
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,232   1,796   2,051   1,835   1,591     774     463
------------------------------------------------------------------------------------------------------------------------------

AIM V.I. DYNAMICS FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.51   $1.36   $1.19   $1.08   $0.97   $0.71   $1.00
Accumulation unit value at end of period                               $0.77   $1.51   $1.36   $1.19   $1.08   $0.97   $0.71
Number of accumulation units outstanding at end of period
(000 omitted)                                                            186     257     357     495     596     554     286
------------------------------------------------------------------------------------------------------------------------------

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.10   $1.43   $1.25   $1.19   $1.11   $0.87   $1.00
Accumulation unit value at end of period                               $0.44   $1.10   $1.43   $1.25   $1.19   $1.11   $0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,016     586     904     832     915     731     446
------------------------------------------------------------------------------------------------------------------------------

AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                         $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.79   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            665     456   2,466      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                         $1.56   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                               $0.92   $1.56   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          7,389   4,140     267       5      --      --      --
------------------------------------------------------------------------------------------------------------------------------

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $0.98   $0.92   $0.84   $0.83   $0.80   $0.56   $1.00
Accumulation unit value at end of period                               $0.53   $0.98   $0.92   $0.84   $0.83   $0.80   $0.56
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,188   1,544   1,896   2,168     923     573     157
------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                         $1.34   $1.13   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                               $0.70   $1.34   $1.13   $1.06      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            301     264     846     148      --      --      --
------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period                         $1.43   $1.38   $1.20   $1.16   $1.05   $0.81   $1.00
Accumulation unit value at end of period                               $0.84   $1.43   $1.38   $1.20   $1.16   $1.05   $0.81
Number of accumulation units outstanding at end of period
(000 omitted)                                                          6,035   9,112  12,504  14,313  11,547   7,339   4,072
------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (02/13/2002)
Accumulation unit value at beginning of period                         $2.68   $2.57   $1.92   $1.67   $1.35   $0.95   $1.00
Accumulation unit value at end of period                               $1.24   $2.68   $2.57   $1.92   $1.67   $1.35   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                         15,720  18,897  19,979  16,470   7,898   3,918   1,371

*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
AllianceBernstein VPS International Value Portfolio (Class B).
------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                         $1.90   $1.63   $1.32   $1.18   $1.04   $0.85   $1.00
Accumulation unit value at end of period                               $1.03   $1.90   $1.63   $1.32   $1.18   $1.04   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,795   3,680   4,188   3,768   2,448   1,128     448
------------------------------------------------------------------------------------------------------------------------------




 80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2008    2007    2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                         $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period                               $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          4,001   5,266      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                         $1.18   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                               $0.68   $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,338   1,445   6,545   1,015      --      --      --
------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at beginning of period                         $1.45   $1.54   $1.32   $1.27   $1.13   $0.89   $1.00
Accumulation unit value at end of period                               $1.05   $1.45   $1.54   $1.32   $1.27   $1.13   $0.89
Number of accumulation units outstanding at end of period
(000 omitted)                                                          8,079  12,429  15,592  16,716  10,779   5,922   2,396
------------------------------------------------------------------------------------------------------------------------------

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at beginning of period                         $1.26   $1.24   $1.16   $1.11   $1.04   $0.88   $1.00
Accumulation unit value at end of period                               $0.86   $1.26   $1.24   $1.16   $1.11   $1.04   $0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,073   1,711   2,144   2,283   1,690     769     208
------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                         $1.18   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.71   $1.18   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         20,913  15,689  10,663      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                         $1.26   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.64   $1.26   $1.06      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,857   2,426   5,251      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                         $1.12   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.73   $1.12   $0.97      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,963   1,728   4,962      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                         $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.74   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         11,376  13,146  12,200      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period                         $1.30   $1.22   $1.10   $1.02   $0.95   $0.91      --
Accumulation unit value at end of period                               $0.86   $1.30   $1.22   $1.10   $1.02   $0.95      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            823     954   1,268   1,570   1,304   1,011      --
------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                         $1.19   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.68   $1.19   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         27,515  23,069  20,348      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $1.42   $1.28   $1.15   $1.09   $1.04   $0.85   $1.00
Accumulation unit value at end of period                               $0.81   $1.42   $1.28   $1.15   $1.09   $1.04   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                          8,328  12,003  16,152  18,132  18,010  11,020   3,508
------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $2.23   $1.95   $1.76   $1.51   $1.23   $0.90   $1.00
Accumulation unit value at end of period                               $1.33   $2.23   $1.95   $1.76   $1.51   $1.23   $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                         20,610  25,720  32,335  28,423  18,934   9,886   3,541
------------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $2.07   $1.79   $1.53   $1.31   $1.17   $0.83   $1.00
Accumulation unit value at end of period                               $1.14   $2.07   $1.79   $1.53   $1.31   $1.17   $0.83
Number of accumulation units outstanding at end of period
(000 omitted)                                                          4,259   5,901   7,436   6,520   5,276   2,292     610
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $1.84   $2.35   $1.97   $1.76   $1.35   $1.01   $1.00
Accumulation unit value at end of period                               $1.05   $1.84   $2.35   $1.97   $1.76   $1.35   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                          5,481   8,852  13,498  15,139  12,119   6,601   2,989
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $1.75   $1.82   $1.57   $1.46   $1.20   $0.92   $1.00
Accumulation unit value at end of period                               $1.16   $1.75   $1.82   $1.57   $1.46   $1.20   $0.92
Number of accumulation units outstanding at end of period
(000 omitted)                                                          4,647   7,056   8,954   8,682   5,338   3,257   1,610
------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  81

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2008    2007    2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period                         $1.60   $1.56   $1.34   $1.22   $1.10   $0.89   $1.00
Accumulation unit value at end of period                               $0.99   $1.60   $1.56   $1.34   $1.22   $1.10   $0.89
Number of accumulation units outstanding at end of period
(000 omitted)                                                          8,193  12,837  13,922  11,400   7,311   3,856   1,418
------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.96   $1.92   $1.68   $1.50   $1.21   $0.95   $1.00
Accumulation unit value at end of period                               $1.22   $1.96   $1.92   $1.68   $1.50   $1.21   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                         10,448  15,654  19,762  20,011  10,047   5,836   2,777
------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.33   $1.37   $1.23   $1.17   $1.03   $0.80   $1.00
Accumulation unit value at end of period                               $0.83   $1.33   $1.37   $1.23   $1.17   $1.03   $0.80
Number of accumulation units outstanding at end of period
(000 omitted)                                                          7,207  11,550  15,324  16,269   6,220   2,770   1,483
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.29   $1.07   $1.01   $0.91   $0.92   $0.63   $1.00
Accumulation unit value at end of period                               $0.71   $1.29   $1.07   $1.01   $0.91   $0.92   $0.63
Number of accumulation units outstanding at end of period
(000 omitted)                                                            134     206     215     230     249     279     112
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                         $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period                               $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         16,906  12,686      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (02/13/2002)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                         $2.93   $2.32   $1.60   $1.23   $1.05   $0.79   $1.00
Accumulation unit value at end of period                               $1.38   $2.93   $2.32   $1.60   $1.23   $1.05   $0.79
Number of accumulation units outstanding at end of period
(000 omitted)                                                            986   1,042   1,094     854   1,006     956     646
------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (02/13/2002)
Accumulation unit value at beginning of period                         $1.92   $1.75   $1.45   $1.33   $1.17   $0.92   $1.00
Accumulation unit value at end of period                               $1.20   $1.92   $1.75   $1.45   $1.33   $1.17   $0.92
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,272   3,267   4,513   4,983   4,090   2,091     566

*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
AllianceBernstein VPS International Value Portfolio (Class B).
------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                         $1.18   $1.08   $1.02   $0.99   $0.92   $0.76   $1.00
Accumulation unit value at end of period                               $0.74   $1.18   $1.08   $1.02   $0.99   $0.92   $0.76
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,427   3,135   4,033   4,710   3,047   2,246     712
------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                         $1.17   $1.16   $1.04   $1.00   $0.95   $0.72   $1.00
Accumulation unit value at end of period                               $0.70   $1.17   $1.16   $1.04   $1.00   $0.95   $0.72
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,851   2,675   3,472   4,247   4,567   3,912   1,784
------------------------------------------------------------------------------------------------------------------------------

MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period                         $2.74   $2.18   $1.68   $1.46   $1.14   $0.85   $1.00
Accumulation unit value at end of period                               $1.69   $2.74   $2.18   $1.68   $1.46   $1.14   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                          4,698   6,370   6,302   5,189   2,575   1,371     431
------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                         $1.06   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.56   $1.06   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          5,048   4,922   4,471      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                         $1.58   $1.50   $1.30   $1.15   $1.00      --      --
Accumulation unit value at end of period                               $0.93   $1.58   $1.50   $1.30   $1.15      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          4,437   6,986   8,796   5,927   2,391      --      --
------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                         $1.37   $1.41   $1.24   $1.15   $1.00      --      --
Accumulation unit value at end of period                               $0.84   $1.37   $1.41   $1.24   $1.15      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          3,184   4,773   5,725   3,700   1,477      --      --
------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period                         $1.23   $1.14   $1.08   $1.06   $1.00      --      --
Accumulation unit value at end of period                               $1.04   $1.23   $1.14   $1.08   $1.06      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         58,677  62,902  46,387  23,303   4,223      --      --
------------------------------------------------------------------------------------------------------------------------------




 82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2008    2007    2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                         $1.11   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.92   $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         18,406  14,755  14,860      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES* (02/13/2002)
Accumulation unit value at beginning of period                         $1.47   $1.48   $1.23   $1.18   $1.03   $0.85   $1.00
Accumulation unit value at end of period                               $1.01   $1.47   $1.48   $1.23   $1.18   $1.03   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,296   1,844   2,541   3,006   3,078   2,659   1,189

*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
Portfolio - Diversified Equity Income Fund.
------------------------------------------------------------------------------------------------------------------------------

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period                         $1.13   $1.01   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.61   $1.13   $1.01      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            154     300     390      --      --      --      --

*Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (02/13/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                         $1.11   $1.13   $1.11   $1.00   $0.94   $0.80   $1.00
Accumulation unit value at end of period                               $0.91   $1.11   $1.13   $1.11   $1.00   $0.94   $0.80
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,192   1,630   2,416   2,388   1,649   1,108     583
------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.87   $1.75   $1.39   $1.25   $1.09   $0.86   $1.00
Accumulation unit value at end of period                               $1.04   $1.87   $1.75   $1.39   $1.25   $1.09   $0.86
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,497   2,184   2,660   3,019   2,995   2,797   1,392
------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period                         $1.33   $1.30   $1.24   $1.12   $0.96   $0.73   $1.00
Accumulation unit value at end of period                               $0.72   $1.33   $1.30   $1.24   $1.12   $0.96   $0.73
Number of accumulation units outstanding at end of period
(000 omitted)                                                            264     448     706     598     413     417     192
------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                               $0.71      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                             66      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                               $0.84      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,506      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                         $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                               $0.76      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,184      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                         $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                               $0.73      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            466      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                         $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                               $0.79      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            993      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                         $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.67   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         12,896   9,646  10,682      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period                         $1.33   $1.27   $1.11   $1.12   $1.00      --      --
Accumulation unit value at end of period                               $0.83   $1.33   $1.27   $1.11   $1.12      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            614     980   1,141   1,193     732      --      --
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.66   $1.77   $1.49   $1.42   $1.20   $0.88   $1.00
Accumulation unit value at end of period                               $1.12   $1.66   $1.77   $1.49   $1.42   $1.20   $0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                         11,506  12,216  10,437  11,559   7,783   5,093   2,665
------------------------------------------------------------------------------------------------------------------------------




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  83

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2008    2007    2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.35   $1.34   $1.18   $1.15   $1.07   $0.90   $1.00
Accumulation unit value at end of period                               $0.93   $1.35   $1.34   $1.18   $1.15   $1.07   $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,378   4,008   3,764   3,085   2,273   1,117     462
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (02/13/2002)
Accumulation unit value at beginning of period                         $1.07   $1.03   $1.00   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                               $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                         39,094  33,791  33,401  18,979  15,014  12,047  12,148

*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were
(0.32%) and (0.32%), respectively.
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.20   $1.15   $1.12   $1.11   $1.07   $1.04   $1.00
Accumulation unit value at end of period                               $1.11   $1.20   $1.15   $1.12   $1.11   $1.07   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                         63,728  68,622  60,502  37,023  19,654  12,452   5,971
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (02/13/2002)
Accumulation unit value at beginning of period                         $1.91   $1.79   $1.51   $1.35   $1.15   $0.83   $1.00
Accumulation unit value at end of period                               $1.12   $1.91   $1.79   $1.51   $1.35   $1.15   $0.83
Number of accumulation units outstanding at end of period
(000 omitted)                                                         36,755  43,798  50,646  33,232  17,932   5,976   2,058

*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
Portfolio - Diversified Equity Income Fund.
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                         $1.31   $1.29   $1.13   $1.08   $1.03   $0.81   $1.00
Accumulation unit value at end of period                               $0.75   $1.31   $1.29   $1.13   $1.08   $1.03   $0.81
Number of accumulation units outstanding at end of period
(000 omitted)                                                          7,479  10,299  12,875  11,604   2,482     744      96
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.46   $1.37   $1.30   $1.38   $1.27   $1.14   $1.00
Accumulation unit value at end of period                               $1.43   $1.46   $1.37   $1.30   $1.38   $1.27   $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                         18,675  22,272  19,781  15,541   8,857   4,839   1,529
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                         $1.11   $1.04   $1.04   $1.03   $1.00      --      --
Accumulation unit value at end of period                               $1.10   $1.11   $1.04   $1.04   $1.03      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         17,319  17,958  20,730  13,014     516      --      --
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.44   $1.43   $1.31   $1.27   $1.15   $0.93   $1.00
Accumulation unit value at end of period                               $1.06   $1.44   $1.43   $1.31   $1.27   $1.15   $0.93
Number of accumulation units outstanding at end of period
(000 omitted)                                                         11,973  19,687  25,271  27,474  25,456  15,576   4,269
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period                         $1.15   $1.13   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period                               $0.92   $1.15   $1.13   $1.06   $1.04      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         11,540  12,716  13,255   4,187     271      --      --
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.38   $1.23   $1.25   $1.15   $1.06   $0.88   $1.00
Accumulation unit value at end of period                               $0.75   $1.38   $1.23   $1.25   $1.15   $1.06   $0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,170   1,887   2,741   2,961   3,400   2,602     889
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                         $1.47   $1.35   $1.19   $1.00      --      --      --
Accumulation unit value at end of period                               $0.80   $1.47   $1.35   $1.19      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          5,049   5,225   7,878     393      --      --      --
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.34   $1.29   $1.13   $1.10   $1.01   $0.80   $1.00
Accumulation unit value at end of period                               $0.83   $1.34   $1.29   $1.13   $1.10   $1.01   $0.80
Number of accumulation units outstanding at end of period
(000 omitted)                                                          5,854   8,187   9,874  10,825   9,241   5,428   1,648
------------------------------------------------------------------------------------------------------------------------------

RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.11   $1.07   $1.04   $1.04   $1.04   $1.04   $1.00
Accumulation unit value at end of period                               $1.07   $1.11   $1.07   $1.04   $1.04   $1.04   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                         13,972  12,745  15,464  16,802  16,700  13,079   7,646
------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                         $1.18   $1.16   $1.05   $0.98   $0.92   $0.76   $1.00
Accumulation unit value at end of period                               $0.65   $1.18   $1.16   $1.05   $0.98   $0.92   $0.76
Number of accumulation units outstanding at end of period
(000 omitted)                                                          6,110  10,992  13,741  13,519   4,079   2,868     392
------------------------------------------------------------------------------------------------------------------------------




 84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                     2008    2007    2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                         $1.30   $1.33   $1.13   $1.09   $1.00      --      --
Accumulation unit value at end of period                               $0.78   $1.30   $1.33   $1.13   $1.09      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                            584     789     734     632     499      --      --
------------------------------------------------------------------------------------------------------------------------------

RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                         $1.57   $1.66   $1.51   $1.45   $1.24   $0.85   $1.00
Accumulation unit value at end of period                               $0.95   $1.57   $1.66   $1.51   $1.45   $1.24   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,315   2,098   3,358   3,917   3,802   2,139     516
------------------------------------------------------------------------------------------------------------------------------

RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (02/13/2002)
Accumulation unit value at beginning of period                         $3.65   $2.68   $2.02   $1.53   $1.25   $0.90   $1.00
Accumulation unit value at end of period                               $1.67   $3.65   $2.68   $2.02   $1.53   $1.25   $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                          5,787   5,242   5,716   4,677   1,199     318     121
------------------------------------------------------------------------------------------------------------------------------

RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.92   $1.73   $1.41   $1.25   $1.08   $0.85   $1.00
Accumulation unit value at end of period                               $1.13   $1.92   $1.73   $1.41   $1.25   $1.08   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                          2,197   3,162   3,800   3,647   2,172     496     105
------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period                         $1.30   $1.35   $1.18   $1.15   $1.00      --      --
Accumulation unit value at end of period                               $0.83   $1.30   $1.35   $1.18   $1.15      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                         21,701  27,381  32,887  26,831   6,418      --      --
------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                         $1.10   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.61   $1.10   $1.22      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          7,113   4,961   4,670      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                         $1.19   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                               $0.63   $1.19   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,487   1,490   3,111      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------

WANGER INTERNATIONAL (02/13/2002)
Accumulation unit value at beginning of period                         $3.08   $2.68   $1.98   $1.65   $1.28   $0.87   $1.00
Accumulation unit value at end of period                               $1.66   $3.08   $2.68   $1.98   $1.65   $1.28   $0.87
Number of accumulation units outstanding at end of period
(000 omitted)                                                          8,509  10,565  12,918  11,470   5,817   2,667   1,055
------------------------------------------------------------------------------------------------------------------------------

WANGER USA (02/13/2002)
Accumulation unit value at beginning of period                         $1.71   $1.64   $1.54   $1.40   $1.20   $0.85   $1.00
Accumulation unit value at end of period                               $1.02   $1.71   $1.64   $1.54   $1.40   $1.20   $0.85
Number of accumulation units outstanding at end of period
(000 omitted)                                                         14,444  19,504  23,503  23,080  15,408   8,442   3,131
------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.40   $1.32   $1.19   $1.15   $1.06   $0.88   $1.00
Accumulation unit value at end of period                               $0.98   $1.40   $1.32   $1.19   $1.15   $1.06   $0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,711   1,996   2,159   2,480   2,738   2,182     770
------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.63   $1.47   $1.23   $1.13   $1.05   $0.81   $1.00
Accumulation unit value at end of period                               $0.91   $1.63   $1.47   $1.23   $1.13   $1.05   $0.81
Number of accumulation units outstanding at end of period
(000 omitted)                                                            157     370     403     576     551     374      80
------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.47   $1.39   $1.25   $1.18   $1.01   $0.75   $1.00
Accumulation unit value at end of period                               $0.87   $1.47   $1.39   $1.25   $1.18   $1.01   $0.75
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,472   2,414   3,081   3,829   3,698   3,344   1,985
------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period                         $1.51   $1.34   $1.10   $1.05   $0.94   $0.67   $1.00
Accumulation unit value at end of period                               $0.87   $1.51   $1.34   $1.10   $1.05   $0.94   $0.67
Number of accumulation units outstanding at end of period
(000 omitted)                                                          1,360   1,799   1,527   1,557   1,643   1,441     387
------------------------------------------------------------------------------------------------------------------------------







RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  85

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts.................  p. 3
Rating Agencies.............................  p. 4
Revenues Received During Calendar Year
  2008......................................  p. 4
Principal Underwriter.......................  p. 5
Independent Registered Public Accounting
  Firm......................................  p. 5
Financial Statements






 86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                                      ANNUITY -- PROSPECTUS  87

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1 (800) 862-7919


           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.


     (C) 2008-2009 RiverSource Life Insurance Company. All rights reserved.


S-6406 M (5/09)

PROSPECTUS


MAY 1, 2009


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY - BAND 3

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),
- current or retired Ameriprise Financial, Inc. financial advisors and their spouses (advisors), and
- individuals investing an initial purchase payment of $1 million (other individuals).

New RiverSource Retirement Advisor Advantage Variable Annuity - Band 3 contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)

- Janus Aspen Series: Service Shares


- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares

- PIMCO Variable Insurance Trust (VIT)

- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Investment Trust (RVST)

- The Universal Institutional Funds, Inc.
  Van Kampen Life Investment Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                         BAND 3 -- PROSPECTUS  1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS



KEY TERMS....................................    3
THE CONTRACT IN BRIEF........................    5
EXPENSE SUMMARY..............................    6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)..   11
FINANCIAL STATEMENTS.........................   11
THE VARIABLE ACCOUNT AND THE FUNDS...........   11
THE FIXED ACCOUNT............................   22
BUYING YOUR CONTRACT.........................   22
CHARGES......................................   24
VALUING YOUR INVESTMENT......................   26
MAKING THE MOST OF YOUR CONTRACT.............   27
SURRENDERS...................................   34
TSA -- SPECIAL PROVISIONS....................   35
CHANGING OWNERSHIP...........................   35
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT....................................   36
OPTIONAL BENEFITS............................   37
THE ANNUITY PAYOUT PERIOD....................   41
TAXES........................................   42
VOTING RIGHTS................................   45
SUBSTITUTION OF INVESTMENTS..................   46
ABOUT THE SERVICE PROVIDERS..................   46
APPENDIX A: EXAMPLE -- OPTIONAL BENEFITS.....   49
APPENDIX B: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................   52
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION........   58





2  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                         BAND 3 -- PROSPECTUS  3

- Plans under Section 401(k) of the Code


- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code


- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the EEB, EEP MAV and/or PN. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                         BAND 3 -- PROSPECTUS  5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES



SURRENDER CHARGE                                                                      0%


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                                     $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)



MAV RIDER FEE                                                                                         0.25%*

EEB RIDER FEE                                                                                         0.30%

EEP RIDER FEE                                                                                         0.40%

PN RIDER FEE                                                    Maximum: 0.20%               Current: 0.10%


ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)



MORTALITY AND EXPENSE RISK FEE                                                     0.55%


   *For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM
Total expenses before fee waivers and/or expense
reimbursements                                                0.55%                4.35%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


6  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)





                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Capital Appreciation Fund, Series II         0.61%      0.25%    0.30%         0.01%          1.17%
Shares

AIM V.I. Capital Development Fund, Series II          0.75       0.25     0.36          0.01           1.37(1)
Shares

AIM V.I. Dynamics Fund, Series I Shares               0.75         --     0.47            --           1.22

AIM V.I. Financial Services Fund, Series I            0.75         --     0.48          0.01           1.24(2)
Shares

AIM V.I. Global Health Care Fund, Series II           0.75       0.25     0.38          0.01           1.39(1)
Shares

AIM V.I. International Growth Fund, Series II         0.71       0.25     0.35          0.02           1.33(1)
Shares

AIM V.I. Technology Fund, Series I Shares             0.75         --     0.41          0.01           1.17(2)

AllianceBernstein VPS Global Technology               0.75       0.25     0.18            --           1.18
Portfolio (Class B)

AllianceBernstein VPS Growth and Income               0.55       0.25     0.07            --           0.87
Portfolio (Class B)

AllianceBernstein VPS International Value             0.74       0.25     0.07            --           1.06
Portfolio (Class B)

American Century VP International, Class II           1.24       0.25     0.01            --           1.50

American Century VP Mid Cap Value, Class II           0.90       0.25     0.01            --           1.16

American Century VP Ultra(R), Class II                0.90       0.25     0.01            --           1.16

American Century VP Value, Class II                   0.84       0.25     0.01            --           1.10

Calvert Variable Series, Inc. Social Balanced         0.70         --     0.22            --           0.92
Portfolio

Columbia Marsico Growth Fund, Variable Series,        0.92         --     0.04            --           0.96
Class A

Columbia Marsico International Opportunities          1.02       0.25     0.12            --           1.39
Fund, Variable Series, Class B

Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.31            --           1.06(3)
Portfolio

Eaton Vance VT Floating-Rate Income Fund              0.58       0.25     0.37            --           1.20

Evergreen VA Fundamental Large Cap Fund - Class       0.61       0.25     0.19          0.01           1.06
2

Evergreen VA International Equity Fund - Class 2      0.42       0.25     0.25            --           0.92

Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.10            --           0.91
Class 2

Fidelity(R) VIP Growth & Income Portfolio             0.46       0.25     0.13            --           0.84
Service Class 2

Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.25     0.12            --           0.93
2

Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.25     0.16            --           1.12
2

FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.30            --           1.35(4)
Fund - Class 2

FTVIPT Franklin Small Cap Value Securities            0.52       0.25     0.16          0.01           0.94(5)
Fund - Class 2

FTVIPT Mutual Shares Securities Fund - Class 2        0.60       0.25     0.13            --           0.98

Goldman Sachs VIT Mid Cap Value                       0.80         --     0.04            --           0.84
Fund - Institutional Shares

Goldman Sachs VIT Structured U.S. Equity              0.65         --     0.07            --           0.72(6)
Fund - Institutional Shares

Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.22            --           1.11
Service Shares

Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.02          0.01           0.92
Shares
(previously Janus Aspen Series Large Cap Growth
Portfolio: Service Shares)

Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.05            --           0.94
Shares
(previously Janus Aspen Series International
Growth Portfolio: Service Shares)

MFS(R) Investors Growth Stock Series - Service        0.75       0.25     0.10            --           1.10
Class

MFS(R) New Discovery Series - Service Class           0.90       0.25     0.11            --           1.26

MFS(R) Utilities Series - Service Class               0.72       0.25     0.09            --           1.06

Neuberger Berman Advisers Management Trust            1.13       0.25     0.21            --           1.59(7)
International Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service        0.63       0.25     0.02            --           0.90
Shares

Oppenheimer Main Street Small Cap Fund/VA,            0.70       0.25     0.04            --           0.99
Service Shares

Oppenheimer Strategic Bond Fund/VA, Service           0.55       0.25     0.04          0.01           0.85(8)
Shares

PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.76           1.44(9)
Class

Putnam VT Global Health Care Fund - Class IB          0.70       0.25     0.16          0.01           1.12
Shares
(previously Putnam VT Health Sciences
Fund - Class IB Shares)

Putnam VT International Equity Fund - Class IB        0.75       0.25     0.12          0.01           1.13
Shares



                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                         BAND 3 -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Putnam VT Vista Fund - Class IB Shares                0.65%      0.25%    0.15%         0.01%          1.06%

RVST Disciplined Asset Allocation                       --       0.25     0.89          0.69           1.83(10)
Portfolios - Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.61          0.66           1.52(10)
Portfolios - Conservative

RVST Disciplined Asset Allocation                       --       0.25     0.30          0.68           1.23(10)
Portfolios - Moderate

RVST Disciplined Asset Allocation                       --       0.25     0.36          0.68           1.29(10)
Portfolios - Moderately Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.50          0.67           1.42(10)
Portfolios - Moderately Conservative

RVST RiverSource Partners Variable                    0.77       0.13     0.16            --           1.06(11)
Portfolio - Fundamental Value Fund

RVST RiverSource Partners Variable                    0.89       0.13     3.33            --           4.35(11)
Portfolio - Select Value Fund

RVST RiverSource Partners Variable                    0.95       0.13     0.19          0.05           1.32(11)
Portfolio - Small Cap Value Fund

RVST RiverSource Variable Portfolio - Balanced        0.42       0.13     0.16            --           0.71
Fund

RVST RiverSource Variable Portfolio - Cash            0.32       0.13     0.17            --           0.62
Management Fund

RVST RiverSource Variable                             0.44       0.13     0.15            --           0.72
Portfolio - Diversified Bond Fund

RVST RiverSource Variable                             0.59       0.13     0.14            --           0.86
Portfolio - Diversified Equity Income Fund

RVST RiverSource Variable Portfolio - Dynamic         0.44       0.13     0.15          0.02           0.74
Equity Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Equity Fund)

RVST RiverSource Variable Portfolio - Global          0.66       0.13     0.18            --           0.97(11)
Bond Fund

RVST RiverSource Variable Portfolio - Global          0.44       0.13     0.17            --           0.74(11)
Inflation Protected Securities Fund

RVST RiverSource Variable Portfolio - High Yield      0.59       0.13     0.17            --           0.89
Bond Fund

RVST RiverSource Variable Portfolio - Income          0.61       0.13     0.18            --           0.92
Opportunities Fund

RVST RiverSource Variable Portfolio - Mid Cap         0.58       0.13     0.17            --           0.88(11)
Growth Fund

RVST RiverSource Variable Portfolio - Mid Cap         0.73       0.13     0.18            --           1.04
Value Fund

RVST RiverSource Variable Portfolio - S&P 500         0.22       0.13     0.19          0.01           0.55(11)
Index Fund

RVST RiverSource Variable Portfolio - Short           0.48       0.13     0.18            --           0.79
Duration U.S. Government Fund

RVST Seligman Variable Portfolio - Growth Fund        0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable
Portfolio - Growth Fund)

RVST Seligman Variable Portfolio - Larger-Cap         0.48       0.13     0.67            --           1.28(11)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Value Fund)

RVST Seligman Variable Portfolio - Smaller-Cap        0.62       0.13     0.31            --           1.06(11)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Small Cap Advantage Fund)

RVST Threadneedle Variable Portfolio - Emerging       1.15       0.13     0.33            --           1.61
Markets Fund

RVST Threadneedle Variable                            0.82       0.13     0.20            --           1.15
Portfolio - International Opportunity Fund

Van Kampen Life Investment Trust Comstock             0.56       0.25     0.04            --           0.85
Portfolio, Class II Shares

Van Kampen UIF Global Real Estate Portfolio,          0.85       0.35     0.37            --           1.57(12)
Class II Shares

Van Kampen UIF Mid Cap Growth Portfolio, Class        0.75       0.35     0.31            --           1.41(12)
II Shares

Wanger International                                  0.84         --     0.18            --           1.02

Wanger USA                                            0.85         --     0.11            --           0.96

Wells Fargo Advantage VT Asset Allocation Fund        0.55       0.25     0.23          0.01           1.04(13)

Wells Fargo Advantage VT International Core Fund      0.75       0.25     0.43            --           1.43(13)

Wells Fargo Advantage VT Opportunity Fund             0.73       0.25     0.20          0.04           1.22(13)

Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25     0.26            --           1.26(13)




   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.36% for AIM V.I. Capital Development Fund, Series II Shares, 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.



8  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

 (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.23% for AIM V.I. Financial Services Fund, Series I Shares and 1.16% for AIM V.I. Technology Fund, Series I Shares.


 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%.


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (7) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53%.


 (8) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


 (9) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(10) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(13) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                         BAND 3 -- PROSPECTUS  9

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. It assumes that you select the optional MAV, EEP and PN**. Although your actual costs may be higher or lower, based on this assumption your costs would be:



                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                        $593       $1,762      $2,910      $5,688



MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                        $116        $363        $628       $1,386




   * In these examples, the $30 contract administrative charge is approximated as a .035% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.



  ** Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for the optional rider is reflected rather than the fee that is currently being charged.



10  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix B.

We do not include condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include audited financial statements for subaccounts that are new and did not have any activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  11

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.


12  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  13

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:




----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation                                                    Inc. adviser, advisory
Fund, Series II                                                 entities affiliated with
Shares                                                          Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I. Dynamics  Seeks long-term capital growth.              Invesco Aim Advisors,
Fund, Series I                                                  Inc. adviser, advisory
Shares                                                          entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Financial                                                       Inc. adviser, advisory
Services Fund,                                                  entities affiliated with
Series I Shares                                                 Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.

----------------------------------------------------------------------------------------



14  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Global    Seeks capital growth.                        Invesco Aim Advisors,
Health Care Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks long-term growth of capital.           Invesco Aim Advisors,
International                                                   Inc. adviser, advisory
Growth Fund,                                                    entities affiliated with
Series II Shares                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Technology Fund,                                                Inc. adviser, advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Technology
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.

----------------------------------------------------------------------------------------



                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  15

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc.       actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Social Balanced    and money market instruments which offer     New Amsterdam Partners,
Portfolio          income and capital growth opportunity and    LLP, subadviser on
                   which satisfy Portfolio's investment and     equity portion; no
                   social criteria.                             subadviser on fixed-
                                                                income portion.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
Growth Fund,                                                    Advisors, LLC, adviser;
Variable Series,                                                Marsico Capital
Class A                                                         Management, LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
International                                                   Advisors, LLC, adviser;
Opportunities                                                   Marsico Capital
Fund, Variable                                                  Management, LLC, sub-
Series, Class B                                                 adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and           Evergreen Investment
International      secondarily, modest income.                  Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            FMR, investment manager;
Growth & Income    combination of current income and capital    FMR U.K., FMR Far East,
Portfolio Service  appreciation. Normally invests a majority    sub-advisers.
Class 2            of assets in common stocks with a focus on
                   those that pay current dividends and show
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class 2    Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.

----------------------------------------------------------------------------------------



16  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class 2            countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares

(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares

(previously Janus
Aspen Series
International
Growth Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management Inc.
Management Trust   foreign companies.
International
Portfolio (Class
S)

----------------------------------------------------------------------------------------



                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  17

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Bond     principally derived from interest on debt
Fund/VA, Service   securities.
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management period.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares

(previously
Putnam VT Health
Sciences
Fund - Class IB
Shares)
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.

----------------------------------------------------------------------------------------



18  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital growth.              RiverSource Investments,
Partners Variable                                               LLC, adviser; Davis
Portfolio - Fund-                                               Selected Advisers, L.P.,
amental Value                                                   subadviser.
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Partners Variable                                               LLC, adviser; Systematic
Portfolio - Sele-                                               Financial Management,
ct Value Fund                                                   L.P. and WEDGE Capital
                                                                Management L.L.P., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Partners Variable                                               LLC, adviser; Barrow,
Portfolio - Small                                               Hanley, Mewhinney &
Cap Value Fund                                                  Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund

----------------------------------------------------------------------------------------



                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  19

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund

(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund

(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund

(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Value Fund)

----------------------------------------------------------------------------------------



20  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio - Smal-                                               Capital Management LLC,
ler-Cap Value                                                   sub-adviser.
Fund

(previously RVST
RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Asset Allocation                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
International                                                   adviser; Wells Capital
Core Fund                                                       Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.

----------------------------------------------------------------------------------------



                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  21

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------




THE FIXED ACCOUNT


You also may allocate purchase payments and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and the RiverSource Life's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 90 or younger.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in tenth of percent increments. For contracts issued on or after July 1, 2003, we reserve the right to limit the amount of any purchase payment allocated to the fixed account to 30% of the purchase payment although currently we allow more than 30% of a purchase payment to be so allocated to the fixed account.


We applied your initial purchase payment to the fixed account and subaccounts you selected within two business days after we received it at our corporate office.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and


22  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75 or a date that has been otherwise agreed to by us. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay annuity payout start date for this contract.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

  FOR EMPLOYEES/ADVISORS

     If paying by installments under a scheduled payment plan:
       $23.08 biweekly, or
       $50 per month

     If paying by any other method:


       $50 for any additional payments




MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)


  FOR EMPLOYEES/ADVISORS
       $100,000 for ages through 85
       $50,000 for ages 86 to 90

  FOR OTHER INDIVIDUALS

       $100,000 for ages through 85


       $50,000 for ages 86 to 90


(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.

(2) These annual contribution limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1  BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  23

 2  BY SCHEDULED PAYMENT PLAN

FOR EMPLOYEES/ADVISORS ONLY
We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

LIMITATIONS ON THE USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.25%(2) of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


24  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

EEB RIDER FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

EEP RIDER FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

(1) You may select any one of the MAV, EEB or EEP riders. Or you may select the MAV and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV, EEB and EEP riders are only available if you and the annuitant are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange.
(2)  For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.

PN RIDER FEE
We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). If selected, we deduct an annual fee of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value less any excluded accounts. (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program") In Washington the fee will only be deducted from the subaccounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary.


This fee does not apply after annuity payouts begin.

SURRENDER CHARGE
There is no charge if you surrender all or part of your contract.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  25

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered and amounts transferred out;

- minus any prorated contract administrative charge;

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected);

- minus any prorated portion of the EEP rider fee (if selected); and

- minus any prorated portion of the PN rider fee (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV rider fee (if selected);

- a prorated portion of the EEB rider fee (if selected);

- a prorated portion of the EEP rider fee (if selected); and

- a prorated portion of the PN rider fee (if selected).


26  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up an automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                          Jan       $100           $20           5.00
                                                          Feb        100            18           5.56
you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low ...                          May        100            16           6.25
                                                          May        100            16           6.25
                                                          Jun        100            18           5.56
                                                          Jul        100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  27

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN Program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN Program) that represent various asset classes (allocation options).


The PN Program also allows you to periodically update your model portfolio or transfer to a new model portfolio.


You may elect to participate in the PN Program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.


You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.

You should review any PN Program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN Program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN Program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN Program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN Program.

Currently, the PN Program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the

28  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN Program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN Program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN Program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN Program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN Program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model

                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  29
portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN Program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN Program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN Program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN Program, we would either have to find a replacement investment adviser or terminate the PN Program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN Program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN Program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a PN model is in effect. You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



30  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


Subject to state regulatory requirements, we may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary. For contracts issued on or after July 1, 2003, currently you may transfer any amount of contract value to the fixed account. However, we reserve the right to limit the amount transferred to the fixed account so that the value of the fixed account after the transfer is not greater than the 30% of the contract value.


- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). For contracts issued on or after July 1, 2003, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THIS CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  31

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKETING TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic asset balancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


32  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1  BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance


MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up an automated transfers.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

 3  BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919
TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  33

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1  BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2  BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  -- the surrender amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.


34  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have a prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  -- you are at least age 59 1/2;

  -- you are disabled as defined in the Code;

  -- you severed employment with the employer who purchased the contract;

  -- the distribution is because of your death;

  -- effective Jan. 1, 2009, the distribution is due to plan termination; or

  -- effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV will change due to a change of ownership. If either the new owner or the annuitant is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over". We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, the MAV will be set equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  35

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:


- contract value less any applicable rider charges;


- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:


- contract value less any applicable rider charges; or


- purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS



                                        PS X DB
                                       ---------
                                           CV






  PS = the amount by which the contract value is reduced as a result of the partial surrender.


  DB = is the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.


  We calculate the death benefit as follows:
     The contract value on the most recent sixth contract anniversary:          $30,000.00
     plus purchase payments made since that anniversary:                             +0.00
     minus adjusted partial surrenders taken since that anniversary calculated as:
     $1,500 x $30,000
     ----------------
          $28,000                                                                -1,607.14
  for a death benefit of:                                                       $28,392.86


IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.


If you elected any optional contract features and riders your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of these features or riders.


36  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  If you elected any optional contract features and riders your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of these features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.


OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value

                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  37
if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or


- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix A.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides reduced benefits if you or the annuitant is age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor whether or not the EEB is appropriate for your situation.

If both you and the annuitant are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable,

PLUS
- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

- the standard death benefit amount or the MAV death benefit amount, if applicable (the "death benefit amount")

- MINUS purchase payments not previously surrendered.


38  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

- MINUS the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

- the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

- PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, then he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your financial advisor whether or not the EEP is appropriate for your situation.

If both you and the annuitant are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS

                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  39

RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB.

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS
- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


                   PERCENTAGE IF YOU AND THE ANNUITANT ARE     PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR     UNDER AGE 70 ON THE RIDER EFFECTIVE DATE    70 OR OLDER ON THE RIDER EFFECTIVE DATE

One and Two                           0%                                          0%

Three and Four                       10%                                       3.75%

Five or more                         20%                                        7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit amount, if applicable PLUS


                 IF YOU AND THE ANNUITANT ARE UNDER
CONTRACT YEAR    AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .

1                Zero

2                40% x earnings at death (see above)

3 & 4            40% x (earnings at death + 10% of exchange purchase payments*)

5+               40% x (earnings at death + 20% of exchange purchase payments*)

                 IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR    OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .

1                Zero

2                15% x earnings at death

3 & 4            15% x (earnings at death + 3.75% of exchange purchase payments*)

5+               15% x (earnings at death + 7.5% of exchange purchase payments)


* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP

- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of spousal continuation if the new owner is age 76 or older.

For an example, see Appendix A.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV death benefit amount, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."


40  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  41

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that have been made 7 seven days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike surrenders, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")



SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.



42  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.



                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  43

ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for ROTH IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.


44  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  45

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 1.15% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");


46  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  47

                                   APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT RIDERS AND TO PROVIDE CONDENSED FINANCIAL HISTORY DISCLOSURE REGARDING THE SUBACCOUNTS. IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX A INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF THESE PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO REQUIRED MINIMUM DISTRIBUTIONS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.


48  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

APPENDIX A: EXAMPLE -- OPTIONAL BENEFITS


EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
  The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
          Greatest of your contract anniversary contract values:                          $24,000
          plus purchase payments made since that anniversary:                                  +0
          minus adjusted partial surrenders, calculated as:
          ($1,500 x $24,000)
                                                                                           -1,636
        --------------------  =
               $22,000
          For a death benefit of:                                                         $22,364



EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and both you and the annuitant are under age 70. You select the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                           $110,000
     plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
     Total death benefit of:                                              $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                $110,000
     plus the EEB (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
     Total death benefit of:                                              $114,000


- During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value
adjusted for partial surrenders):
                     ($50,000 x $110,000)
      $110,000   -       ------------       =     $ 57,619
                           $105,000

  plus the EEB (40% of earnings at death):
  0.40 x ($57,619 - $55,000) =                      +1,048
                                                  --------
  Total death benefit of:                         $ 58,667


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.


                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  49

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                           $200,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                             +55,000
                                                                          --------
     Total death benefit of:                                              $255,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                             +55,000
                                                                          --------
     Total death benefit of:                                              $305,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
     0.40 x ($250,000 - $105,000) =                                        +58,000
                                                                          --------
     Total death benefit of:                                              $308,000



EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchanged purchase payment of $100,000 and both you and the annuitant are under age 70. You select the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

     MAV death benefit amount (contract value):                           $110,000
     plus the EEP Part I which equals 40% of earnings at death (the
     MAV death benefit amount minus purchase payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
     Total death benefit of:                                              $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                $110,000
     plus the EEP Part I benefit (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
     plus the EEP Part II which in the third contract year equals 10%
     of exchange purchase payments identified at issue and not
     previously surrendered:
     0.10 x $100,000 =                                                     +10,000
                                                                          --------
     Total death benefit of:                                              $124,000


- During the third contract year the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals: MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

                     ($50,000 x $110,000)
      $110,000   -       ------------       =     $ 57,619
                           $105,000




50  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

  plus the EEP Part I (40% of earnings at death):
  0.40 x ($57,619 - $55,000) =                                             +1,048
  plus the EEP Part II which in the third contract year
  equals 10% of exchange purchase payments identified at
  issue and not previously surrendered:
  0.10 x $55,000 =                                                         +5,500
                                                                         --------
  Total death benefit of:                                                $ 64,167


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

     MAV death benefit amount (contract value):                           $200,000
     plus the EEP Part I (40% of earnings at death)
     0.40 x (2.50 x $55,000) =                                             +55,000
     plus the EEP Part II which after the fourth contract year equals
     20% of exchange purchase payments identified at issue and not
     previously surrendered: 0.20 x $55,000 =                              +11,000
                                                                          --------
     Total death benefit of:                                              $266,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEP Part I (40% of earnings at death)
     0.40 x (2.50 x $55,000) =                                             +55,000
     plus the EEP Part II, which after the fourth contract year equals
     20% of exchange purchase payments identified at issue and not
     previously surrendered: 0.20 x $55,000 =                              +11,000
                                                                          --------
     Total death benefit of:                                              $316,000


- During the eleventh contract year the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

     MAV death benefit amount (contract value):                           $250,000
     plus the EEP Part I which equals 40% of earnings at death (the
     MAV death benefit minus payments not previously surrendered):
     0.40 x ($250,000 - $105,000) =                                        +58,000
     plus the EEP Part II, which after the fourth contract year equals
     20% of exchange purchase payments identified at issue and not
     previously surrendered: 0.20 x $55,000 =                              +11,000
                                                                          --------
     Total death benefit of:                                              $319,000




                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  51

APPENDIX B: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2008.





VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.26    $1.14   $1.08   $1.00   $0.94   $0.73   $0.98   $1.00      --      --
Accumulation unit value at end of period            $0.72    $1.26   $1.14   $1.08   $1.00   $0.94   $0.73   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             495      371     489   1,554     110      85       4       6      --      --

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.63    $1.48   $1.28   $1.18   $1.03   $0.77   $0.98   $1.00      --      --
Accumulation unit value at end of period            $0.86    $1.63   $1.48   $1.28   $1.18   $1.03   $0.77   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              71      208     183     141     107     284     180       3      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.43    $1.28   $1.11   $1.01   $0.89   $0.65   $0.96   $1.00      --      --
Accumulation unit value at end of period            $0.74    $1.43   $1.28   $1.11   $1.01   $0.89   $0.65   $0.96      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               8       12      11      19      18     249     149       1      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.08    $1.39   $1.20   $1.14   $1.06   $0.82   $0.97   $1.00      --      --
Accumulation unit value at end of period            $0.44    $1.08   $1.39   $1.20   $1.14   $1.06   $0.82   $0.97      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             149       54     158     140     132      66       3      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.14    $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.81    $1.14   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              73      115   1,114      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period      $1.58    $1.39   $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period            $0.93    $1.58   $1.39   $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,794    1,479     105       5      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $0.86    $0.81   $0.73   $0.72   $0.69   $0.48   $0.91   $1.00      --      --
Accumulation unit value at end of period            $0.48    $0.86   $0.81   $0.73   $0.72   $0.69   $0.48   $0.91      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             351      275     418     532     249      96       3      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period      $1.36    $1.14   $1.06   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period            $0.71    $1.36   $1.14   $1.06      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              49       61     653     144      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $1.37    $1.31   $1.13   $1.09   $0.98   $0.75   $0.97   $1.00      --      --
Accumulation unit value at end of period            $0.81    $1.37   $1.31   $1.13   $1.09   $0.98   $0.75   $0.97      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             452    1,081   1,374   1,186     726     969     310     136      --      --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of period      $2.68    $2.55   $1.90   $1.64   $1.32   $0.92   $0.98   $1.00      --      --
Accumulation unit value at end of period            $1.24    $2.68   $2.55   $1.90   $1.64   $1.32   $0.92   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,352    3,600   3,592   2,607     984     472     606     210      --      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
VPS International Value Portfolio (Class B).

----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.70    $1.45   $1.17   $1.04   $0.91   $0.74   $0.93   $1.00      --      --
Accumulation unit value at end of period            $0.93    $1.70   $1.45   $1.17   $1.04   $0.91   $0.74   $0.93      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             286      389     365     314     127       5     254       1      --      --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $0.90    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.68    $0.90      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,327    1,710      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period      $1.20    $1.00   $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period            $0.69    $1.20   $1.00   $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              72      187   2,939     618      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------



52  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.51    $1.61   $1.36   $1.31   $1.15   $0.90   $1.04   $1.00      --      --
Accumulation unit value at end of period            $1.10    $1.51   $1.61   $1.36   $1.31   $1.15   $0.90   $1.04      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             483      848   1,060   1,104   1,064     673     483     146      --      --
----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of period      $1.16    $1.13   $1.05   $1.00   $0.93   $0.78   $0.89   $0.96   $1.00      --
Accumulation unit value at end of period            $0.79    $1.16   $1.13   $1.05   $1.00   $0.93   $0.78   $0.89   $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              24       21      18       5      54       8       8       6       5      --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $1.02   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.72    $1.20   $1.02      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,506    5,466   2,834      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.27    $1.07   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.65    $1.27   $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             730      772   2,194      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $0.97   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.75    $1.13   $0.97      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             506      677   1,600      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.04    $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.76    $1.04   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,025    2,116   2,567      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period      $1.22    $1.13   $1.01   $0.94   $0.86   $0.83      --      --      --      --
Accumulation unit value at end of period            $0.81    $1.22   $1.13   $1.01   $0.94   $0.86      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              47       47      56      56      49      90      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.21    $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.69    $1.21   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,518    7,443   6,582      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.42    $1.28   $1.14   $1.06   $1.01   $0.83   $1.00   $1.00      --      --
Accumulation unit value at end of period            $0.82    $1.42   $1.28   $1.14   $1.06   $1.01   $0.83   $1.00      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             963    1,126   1,624   1,338     994     432     233     132      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $2.39    $2.08   $1.86   $1.59   $1.28   $0.93   $1.04   $1.00      --      --
Accumulation unit value at end of period            $1.43    $2.39   $2.08   $1.86   $1.59   $1.28   $0.93   $1.04      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,823    3,786   4,011   2,702   1,034     510     325     132      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.93    $1.66   $1.42   $1.20   $1.06   $0.75   $0.95   $1.00      --      --
Accumulation unit value at end of period            $1.08    $1.93   $1.66   $1.42   $1.20   $1.06   $0.75   $0.95      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             771      890   1,130     728     573     205     324       7      --      --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period      $2.58    $3.27   $2.73   $2.42   $1.85   $1.37   $1.35   $1.26   $0.96   $1.00
Accumulation unit value at end of period            $1.48    $2.58   $3.27   $2.73   $2.42   $1.85   $1.37   $1.35   $1.26   $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                             262      688     836     667     487     349     205     211     148       4
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period      $2.42    $2.49   $2.14   $1.98   $1.61   $1.22   $1.35   $1.20   $0.96   $1.00
Accumulation unit value at end of period            $1.61    $2.42   $2.49   $2.14   $1.98   $1.61   $1.22   $1.35   $1.20   $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                             465      576     738     593     414     242     282     150       9       2
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.57    $1.53   $1.30   $1.18   $1.05   $0.85   $0.97   $1.00      --      --
Accumulation unit value at end of period            $0.98    $1.57   $1.53   $1.30   $1.18   $1.05   $0.85   $0.97      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             670      761     865     716     533     667     130      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period      $2.78    $2.71   $2.34   $2.09   $1.67   $1.31   $1.38   $1.24   $0.95   $1.00
Accumulation unit value at end of period            $1.74    $2.78   $2.71   $2.34   $2.09   $1.67   $1.31   $1.38   $1.24   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,060    2,008   2,339   1,930     834     639     450     200      15       8
----------------------------------------------------------------------------------------------------------------------------------



                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  53

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.15    $1.18   $1.05   $0.99   $0.87   $0.67   $0.87   $0.99   $1.10   $1.00
Accumulation unit value at end of period            $0.72    $1.15   $1.18   $1.05   $0.99   $0.87   $0.67   $0.87   $0.99   $1.10
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,128    1,678   2,499   3,019   1,522     735     694     943     577     170
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of period      $0.53    $0.43   $0.41   $0.37   $0.37   $0.25   $0.43   $0.68   $1.00      --
Accumulation unit value at end of period            $0.29    $0.53   $0.43   $0.41   $0.37   $0.37   $0.25   $0.43   $0.68      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              22       37     180     200     333     426     343     202     310      --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.06    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.63    $1.06      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,240    5,448      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.73    $1.36   $0.93   $0.71   $0.60   $0.45   $0.61   $0.80   $1.00      --
Accumulation unit value at end of period            $0.82    $1.73   $1.36   $0.93   $0.71   $0.60   $0.45   $0.61   $0.80      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             275      272     231     250     132     295     875     606     556      --
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/15/1999)
Accumulation unit value at beginning of period      $1.40    $1.27   $1.04   $0.94   $0.83   $0.65   $0.73   $0.96   $1.07   $1.00
Accumulation unit value at end of period            $0.87    $1.40   $1.27   $1.04   $0.94   $0.83   $0.65   $0.73   $0.96   $1.07
Number of accumulation units outstanding at end
  of period (000 omitted)                             277    1,072   1,291   1,238   1,236   2,397     636     253      57       8
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
VPS International Value Portfolio (Class B).

----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of period      $0.79    $0.71   $0.67   $0.64   $0.59   $0.49   $0.68   $0.91   $1.00      --
Accumulation unit value at end of period            $0.49    $0.79   $0.71   $0.67   $0.64   $0.59   $0.49   $0.68   $0.91      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             260      317     481     640     522     874     785     913     533      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of period      $1.02    $1.01   $0.90   $0.86   $0.81   $0.61   $0.90   $0.96   $1.00      --
Accumulation unit value at end of period            $0.62    $1.02   $1.01   $0.90   $0.86   $0.81   $0.61   $0.90   $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              92      130     243     558     576     622     485     548     352      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period      $2.28    $1.80   $1.38   $1.19   $0.92   $0.68   $0.89   $1.00      --      --
Accumulation unit value at end of period            $1.41    $2.28   $1.80   $1.38   $1.19   $0.92   $0.68   $0.89      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             821      765   1,065     588     211     139     139     138      --      --
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period      $1.07    $1.05   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.57    $1.07   $1.05      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,971    2,116   1,957      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.62    $1.53   $1.31   $1.16   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.96    $1.62   $1.53   $1.31   $1.16      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             777    1,099   1,309     756     158      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.41    $1.44   $1.26   $1.16   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.87    $1.41   $1.44   $1.26   $1.16      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             646      676     773     643     432      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.27    $1.16   $1.09   $1.07   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $1.08    $1.27   $1.16   $1.09   $1.07      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,498    9,223   6,331   3,173     403      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.04   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.94    $1.12   $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,628    4,555   4,105      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES* (08/13/2001)
Accumulation unit value at beginning of period      $1.46    $1.46   $1.20   $1.14   $0.99   $0.81   $0.98   $1.00      --      --
Accumulation unit value at end of period            $1.01    $1.46   $1.46   $1.20   $1.14   $0.99   $0.81   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              52       53      81     156     182     283     175      --      --      --
*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
Portfolio - Diversified Equity Income Fund.

----------------------------------------------------------------------------------------------------------------------------------



54  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period      $1.13    $1.01   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.62    $1.13   $1.01      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               2        2      --      --      --      --      --      --      --      --
*Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.

----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $1.11    $1.12   $1.10   $0.98   $0.92   $0.78   $0.98   $1.00      --      --
Accumulation unit value at end of period            $0.92    $1.11   $1.12   $1.10   $0.98   $0.92   $0.78   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             111       67     195     218      67     170     145     129      --      --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.78    $1.65   $1.30   $1.16   $1.01   $0.79   $0.96   $1.00      --      --
Accumulation unit value at end of period            $0.99    $1.78   $1.65   $1.30   $1.16   $1.01   $0.79   $0.96      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              91       69     164     145     194     207     881     418      --      --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.11    $1.08   $1.03   $0.92   $0.78   $0.59   $0.86   $1.29   $1.36   $1.00
Accumulation unit value at end of period            $0.60    $1.11   $1.08   $1.03   $0.92   $0.78   $0.59   $0.86   $1.29   $1.36
Number of accumulation units outstanding at end
  of period (000 omitted)                             221      370     429     374     375     431     525   1,092   1,330     183
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.70       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             547       --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.84       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.76       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.73       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              67       --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.79       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $1.09   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.69    $1.13   $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,641    3,570   3,666      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period      $1.37    $1.30   $1.13   $1.13   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.86    $1.37   $1.30   $1.13   $1.13      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              74      115      77     235     182      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of period      $1.82    $1.92   $1.61   $1.53   $1.28   $0.93   $1.07   $1.00      --      --
Accumulation unit value at end of period            $1.24    $1.82   $1.92   $1.61   $1.53   $1.28   $0.93   $1.07      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,353    3,487   2,495   2,068     860     982     627     411      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.26    $1.25   $1.10   $1.06   $0.97   $0.81   $0.94   $1.06   $1.09   $1.00
Accumulation unit value at end of period            $0.88    $1.26   $1.25   $1.10   $1.06   $0.97   $0.81   $0.94   $1.06   $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                             602      372     459     623     257     221     120     296     145      10
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of period      $1.22    $1.17   $1.13   $1.11   $1.11   $1.11   $1.10   $1.07   $1.01   $1.00
Accumulation unit value at end of period            $1.25    $1.22   $1.17   $1.13   $1.11   $1.11   $1.11   $1.10   $1.07   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,988   11,779   8,286   4,504   2,098     447   3,911   5,658   6,615   2,266
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were 0.35%
  and 0.36%, respectively.

----------------------------------------------------------------------------------------------------------------------------------



                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  55

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.43    $1.36   $1.31   $1.29   $1.24   $1.20   $1.14   $1.06   $1.02   $1.00
Accumulation unit value at end of period            $1.33    $1.43   $1.36   $1.31   $1.29   $1.24   $1.20   $1.14   $1.06   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,140    9,540   7,272   3,619   2,145   1,691     762     985     410      47
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (09/15/1999)
Accumulation unit value at beginning of period      $1.96    $1.83   $1.53   $1.36   $1.16   $0.82   $1.02   $1.01   $1.02   $1.00
Accumulation unit value at end of period            $1.16    $1.96   $1.83   $1.53   $1.36   $1.16   $0.82   $1.02   $1.01   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,565    9,289   9,434   5,165   3,041   1,239   1,262     281     218      23
*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
Portfolio - Diversified Equity Income Fund.

----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period      $0.99    $0.97   $0.85   $0.80   $0.76   $0.59   $0.76   $0.94   $1.14   $1.00
Accumulation unit value at end of period            $0.57    $0.99   $0.97   $0.85   $0.80   $0.76   $0.59   $0.76   $0.94   $1.14
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,397    1,682   2,453   3,121   1,484     172     202     291     266     872
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.56    $1.46   $1.38   $1.46   $1.33   $1.18   $1.04   $1.03   $1.00   $1.00
Accumulation unit value at end of period            $1.55    $1.56   $1.46   $1.38   $1.46   $1.33   $1.18   $1.04   $1.03   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,861    3,115   2,645   1,377     741     714     251     249       4       3
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period      $1.13    $1.06   $1.05   $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $1.13    $1.13   $1.06   $1.05   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,307    2,713   2,959   1,455   5,004      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.41    $1.39   $1.26   $1.22   $1.10   $0.89   $0.95   $0.91   $1.01   $1.00
Accumulation unit value at end of period            $1.05    $1.41   $1.39   $1.26   $1.22   $1.10   $0.89   $0.95   $0.91   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                             713    1,605   1,925   2,397   2,886   4,230   1,480   1,549   1,186      48
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period      $1.17    $1.15   $1.07   $1.04   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.95    $1.17   $1.15   $1.07   $1.04      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,233    2,599   2,358     493      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.41    $1.25   $1.26   $1.15   $1.06   $0.87   $1.01   $1.00      --      --
Accumulation unit value at end of period            $0.78    $1.41   $1.25   $1.26   $1.15   $1.06   $0.87   $1.01      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             242      268     450     655     523     578     328      38      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period      $1.50    $1.37   $1.20   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period            $0.82    $1.50   $1.37   $1.20      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,658    1,406   2,575     115      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of period      $1.05    $1.01   $0.88   $0.85   $0.77   $0.61   $0.79   $0.90   $1.00      --
Accumulation unit value at end of period            $0.66    $1.05   $1.01   $0.88   $0.85   $0.77   $0.61   $0.79   $0.90      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,447    1,022   1,170   2,054   1,958   1,381     973     770     285      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.34    $1.28   $1.24   $1.23   $1.22   $1.21   $1.15   $1.09   $1.01   $1.00
Accumulation unit value at end of period            $1.30    $1.34   $1.28   $1.24   $1.23   $1.22   $1.21   $1.15   $1.09   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,394      817     493     688     870   1,097   1,275     592       1      10
----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period      $0.75    $0.73   $0.67   $0.62   $0.57   $0.47   $0.64   $0.94   $1.17   $1.00
Accumulation unit value at end of period            $0.42    $0.75   $0.73   $0.67   $0.62   $0.57   $0.47   $0.64   $0.94   $1.17
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,601    3,768   6,049   6,193   2,153   1,664   1,064   1,285   1,762     401
----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.34    $1.35   $1.14   $1.10   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.81    $1.34   $1.35   $1.14   $1.10      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              67       67     184      92      65      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period      $1.70    $1.79   $1.61   $1.54   $1.31   $0.89   $1.08   $1.16   $1.12   $1.00
Accumulation unit value at end of period            $1.04    $1.70   $1.79   $1.61   $1.54   $1.31   $0.89   $1.08   $1.16   $1.12
Number of accumulation units outstanding at end
  of period (000 omitted)                             113      214     333     514     779     660     393     378     286      28
----------------------------------------------------------------------------------------------------------------------------------



56  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
Accumulation unit value at beginning of period      $2.90    $2.11   $1.58   $1.19   $0.96   $0.69   $0.73   $0.75   $1.00      --
Accumulation unit value at end of period            $1.33    $2.90   $2.11   $1.58   $1.19   $0.96   $0.69   $0.73   $0.75      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,437    1,993   2,144   1,491     475     115     277       3       1      --
----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.28    $1.14   $0.92   $0.82   $0.70   $0.55   $0.67   $0.95   $1.27   $1.00
Accumulation unit value at end of period            $0.76    $1.28   $1.14   $0.92   $0.82   $0.70   $0.55   $0.67   $0.95   $1.27
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,080    1,307   1,343   1,252     848     143     488      65      81     133
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.34    $1.38   $1.19   $1.15   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.85    $1.34   $1.38   $1.19   $1.15      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,700    3,639   4,892   3,642     641      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.23   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.62    $1.12   $1.23      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,961    1,463   1,473      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.21    $0.99   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.64    $1.21   $0.99      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             270      140   1,068      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning of period      $2.67    $2.31   $1.69   $1.40   $1.08   $0.73   $0.85   $1.09   $1.51   $1.00
Accumulation unit value at end of period            $1.44    $2.67   $2.31   $1.69   $1.40   $1.08   $0.73   $0.85   $1.09   $1.51
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,433    2,932   3,471   2,814   1,701   1,136   1,484     769     599     112
----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning of period      $2.01    $1.92   $1.79   $1.62   $1.37   $0.96   $1.17   $1.05   $1.15   $1.00
Accumulation unit value at end of period            $1.21    $2.01   $1.92   $1.79   $1.62   $1.37   $0.96   $1.17   $1.05   $1.15
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,272    3,659   3,852   2,709   1,415   1,250     847     820     990     125
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.38    $1.29   $1.16   $1.11   $1.02   $0.84   $0.97   $1.00      --      --
Accumulation unit value at end of period            $0.98    $1.38   $1.29   $1.16   $1.11   $1.02   $0.84   $0.97      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               4        7      31     355      91      66      29       8      --      --
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.45    $1.29   $1.07   $0.99   $0.90   $0.69   $0.90   $1.00      --      --
Accumulation unit value at end of period            $0.81    $1.45   $1.29   $1.07   $0.99   $0.90   $0.69   $0.90      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               1        5       5      82      84       4     144       1      --      --
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period      $1.46    $1.38   $1.23   $1.15   $0.98   $0.72   $0.99   $1.00      --      --
Accumulation unit value at end of period            $0.87    $1.46   $1.38   $1.23   $1.15   $0.98   $0.72   $0.99      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             182      331     421     467     408     445     314     136      --      --
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.35    $1.20   $0.98   $0.93   $0.82   $0.58   $0.94   $1.00      --      --
Accumulation unit value at end of period            $0.79    $1.35   $1.20   $0.98   $0.93   $0.82   $0.58   $0.94      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             258      231      84      35      10      10       6       2      --      --
----------------------------------------------------------------------------------------------------------------------------------





                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  57

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements





58  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

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                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  59

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60  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
BAND 3 -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY



                    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -
                                                        BAND 3 -- PROSPECTUS  61

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1 (800) 862-7919


    RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with
                       Ameriprise Financial Services, Inc.


     (C) 2008-2009 RiverSource Life Insurance Company. All rights reserved.



S-6407 K (5/09)

PROSPECTUS


MAY 1, 2009


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY

RIVERSOURCE

RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New RiverSource Retirement Advisor Advantage Plus and RiverSource Retirement Advisor Select Plus contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

AIM Variable Insurance Funds
Alliance Bernstein Variable Products Series Fund, Inc.
American Century Variable Portfolios, Inc.
Calvert Variable Series, Inc.
Columbia Funds Variable Insurance Trust
Credit Suisse Trust
Eaton Vance Variable Trust
Evergreen Variable Annuity Trust
Fidelity(R) Variable Insurance Products - Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products Trust   (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Janus Aspen Series: Service Shares


Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM)
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds - Service Shares
PIMCO Variable Insurance Trust (VIT)
Putnam Variable Trust - Class IB Shares

RiverSource Variable Series Trust (RVST)

The Universal Institutional Funds, Inc.
Van Kampen Life Investment Trust
Wanger Advisors Trust
Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 1

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS



KEY TERMS...................................    3
THE CONTRACT IN BRIEF.......................    6
EXPENSE SUMMARY.............................    8
CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................   15
FINANCIAL STATEMENTS........................   15
THE VARIABLE ACCOUNT AND THE FUNDS..........   15
GUARANTEE PERIOD ACCOUNTS (GPAS)............   25
THE FIXED ACCOUNT...........................   26
THE SPECIAL DCA ACCOUNT.....................   27
BUYING YOUR CONTRACT........................   27
CHARGES.....................................   30
VALUING YOUR INVESTMENT.....................   36
MAKING THE MOST OF YOUR CONTRACT............   38
SURRENDERS..................................   48
TSA -- SPECIAL PROVISIONS...................   49
CHANGING OWNERSHIP..........................   49
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT...................................   50
OPTIONAL BENEFITS...........................   51
THE ANNUITY PAYOUT PERIOD...................   65
TAXES.......................................   66
VOTING RIGHTS...............................   70
SUBSTITUTION OF INVESTMENTS.................   70
ABOUT THE SERVICE PROVIDERS.................   70
ADDITIONAL INFORMATION......................   71
APPENDIX A: EXAMPLE -- MARKET VALUE
  ADJUSTMENT (MVA)..........................   74
APPENDIX B: EXAMPLE -- SURRENDER CHARGES....   76
APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS....   80
APPENDIX D: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................   85
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  113






 2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise financial advisors and their spouses (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 3

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in one of the asset allocation programs. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person or persons (including a revocable trust) who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.

PORTFOLIO NAVIGATOR (PN) ASSET ALLOCATION PROGRAM: This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider. If you do not select the Accumulation Benefit rider or the Withdrawal Benefit rider, you may elect to participate in the PN program by adding the optional PN program rider for an additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code


- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code


- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit, Withdrawal Benefit and/or PN. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other


 4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 5

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, fixed account, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities
-- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value (reflecting any applicable
MVA), less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see "Guarantee Period Accounts
  (GPAs)")

- the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (see "The Fixed Account")

- the Special DCA account, when available. (see "The Fixed Account -- The Special DCA Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. GPAs and fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model which may limit transfers and allocations; may limit the

 6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (See "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (See "Taxes")


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*


                                                       SEVEN-YEAR SCHEDULE
                     NUMBER OF COMPLETED
                   YEARS FROM DATE OF EACH                                                 SURRENDER CHARGE
                      PURCHASE PAYMENT                                                        PERCENTAGE
                              0                                                                    7%

                              1                                                                    7

                              2                                                                    7

                              3                                                                    6

                              4                                                                    5

                              5                                                                    4

                              6                                                                    2

                              7+                                                                   0







                     SEVEN-YEAR SCHEDULE                                                  TEN-YEAR SCHEDULE*
                     NUMBER OF COMPLETED                                                  NUMBER OF COMPLETED
                   YEARS FROM DATE OF EACH                                              YEARS FROM DATE OF EACH
                      PURCHASE PAYMENT                                                     PURCHASE PAYMENT
                              0                                                                    0

                              1                                                                    1

                              2                                                                    2

                              3                                                                    3

                              4                                                                    4

                              5                                                                    5

                              6                                                                    6

                              7+                                                                   7

                                                                                                   8

                                                                                                   9

                                                                                                  10+

                     SEVEN-YEAR SCHEDULE
                     NUMBER OF COMPLETED                                                  TEN-YEAR SCHEDULE*
                   YEARS FROM DATE OF EACH                                                 SURRENDER CHARGE
                      PURCHASE PAYMENT                                                        PERCENTAGE
                              0                                                                    8%

                              1                                                                    8

                              2                                                                    8

                              3                                                                    7

                              4                                                                    7

                              5                                                                    6

                              6                                                                    5

                              7+                                                                   4

                                                                                                   3

                                                                                                   2

                                                                                                   0


* The ten-year surrender charge schedule is not available for contracts issued in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

SURRENDER CHARGE FOR RAVA SELECT PLUS (EXCEPT TEXAS)

(Contingent deferred sales load as a percentage of purchase payment surrendered)


                  YEARS FROM CONTRACT DATE                                       SURRENDER CHARGE PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               7

                              Thereafter                                                      0



SURRENDER CHARGE FOR RAVA SELECT PLUS IN TEXAS

(Contingent deferred sales load)


                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                        1
                              1                                                                     8%

                              2

                              3

                              Thereafter

                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                        2
                              1                                                                     7%

                              2                                                                      8

                              3

                              Thereafter

                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                        3
                              1                                                                     6%

                              2                                                                      7

                              3                                                                      8

                              Thereafter

                                                                                        SURRENDER CHARGE PERCENTAGE
                                                                            (AS A PERCENTAGE OF PURCHASE PAYMENTS SURRENDERED)
                                                                                             IN CONTRACT YEAR
               PAYMENTS MADE IN CONTRACT YEAR                                                   THEREAFTER
                              1                                                                     0%

                              2                                                                      0

                              3                                                                      0

                              Thereafter                                                             0



SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


 8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                      MAXIMUM: $50*     CURRENT: $30


(We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

OPTIONAL RIDER FEES
(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)



ROPP RIDER FEE                                                      MAXIMUM: 0.30%     CURRENT: 0.20%

MAV RIDER FEE                                                       MAXIMUM: 0.35%     CURRENT: 0.25%

5-YEAR MAV RIDER FEE                                                MAXIMUM: 0.20%     CURRENT: 0.10%

EEB RIDER FEE                                                       MAXIMUM: 0.40%     CURRENT: 0.30%

EEP RIDER FEE                                                       MAXIMUM: 0.50%     CURRENT: 0.40%

PN RIDER FEE                                                        MAXIMUM: 0.20%     CURRENT: 0.10%

ACCUMULATION BENEFIT RIDER FEE                                      MAXIMUM: 2.50%     CURRENT: 0.60%

WITHDRAWAL BENEFIT RIDER FEE                                        MAXIMUM: 2.50%     CURRENT: 0.60%


ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)


MORTALITY AND EXPENSE RISK FEE:                                         RAVA ADVANTAGE PLUS           RAVA SELECT PLUS

FOR NONQUALIFIED ANNUITIES                                                      0.95%                       1.20%

FOR QUALIFIED ANNUITIES                                                         0.75%                       1.00%

FOR BAND 3 ANNUITIES                                                            0.55%                       0.75%




    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 9

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                        MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense reimbursements           0.55%                4.35%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Capital Appreciation Fund, Series II Shares             0.61%      0.25%    0.30%         0.01%          1.17%

AIM V.I. Capital Development Fund, Series II Shares              0.75       0.25     0.36          0.01           1.37(1)

AIM V.I. Financial Services Fund, Series I Shares                0.75         --     0.48          0.01           1.24(2)

AIM V.I. Global Health Care Fund, Series II Shares               0.75       0.25     0.38          0.01           1.39(1)

AIM V.I. International Growth Fund, Series II Shares             0.71       0.25     0.35          0.02           1.33(1)

AIM V.I. Technology Fund, Series I Shares                        0.75         --     0.41          0.01           1.17(2)

AllianceBernstein VPS Global Technology Portfolio (Class B)      0.75       0.25     0.18            --           1.18

AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.07            --           0.87

AllianceBernstein VPS International Value Portfolio (Class       0.74       0.25     0.07            --           1.06
B)

American Century VP International, Class II                      1.24       0.25     0.01            --           1.50

American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16

American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16

American Century VP Value, Class II                              0.84       0.25     0.01            --           1.10

Calvert Variable Series, Inc. Social Balanced Portfolio          0.70         --     0.22            --           0.92

Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.11            --           1.14

Columbia Marsico Growth Fund, Variable Series, Class A           0.92         --     0.04            --           0.96

Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.12            --           1.39
Series, Class B

Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.31            --           1.06(3)

Eaton Vance VT Floating-Rate Income Fund                         0.58       0.25     0.37            --           1.20

Evergreen VA International Equity Fund - Class 2                 0.42       0.25     0.25            --           0.92

Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.10            --           0.91

Fidelity(R) VIP Growth & Income Portfolio Service Class 2        0.46       0.25     0.13            --           0.84

Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93

Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12

FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.30            --           1.35(4)
2

FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.52       0.25     0.16          0.01           0.94(5)

FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98

Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.04            --           0.84

Goldman Sachs VIT Structured U.S. Equity                         0.65         --     0.07            --           0.72(6)
Fund - Institutional Shares



 10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Janus Aspen Series Janus Portfolio: Service Shares               0.64%      0.25%    0.02%         0.01%          0.92%
(previously Janus Aspen Series Large Cap Growth Portfolio:
Service Shares)

Legg Mason Partners Variable Small Cap Growth Portfolio,         0.75         --     0.19            --           0.94
Class I

MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.10            --           1.10

MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.11            --           1.26

MFS(R) Utilities Series - Service Class                          0.72       0.25     0.09            --           1.06

Neuberger Berman Advisers Management Trust International         1.13       0.25     0.21            --           1.59(7)
Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.02            --           0.90

Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.70       0.25     0.04            --           0.99

Oppenheimer Strategic Bond Fund/VA, Service Shares               0.55       0.25     0.04          0.01           0.85(8)

PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.76           1.44(9)

Putnam VT Global Health Care Fund - Class IB Shares              0.70       0.25     0.16          0.01           1.12
(previously Putnam VT Health Sciences Fund - Class IB
Shares)

Putnam VT International Equity Fund - Class IB Shares            0.75       0.25     0.12          0.01           1.13

Putnam VT Vista Fund - Class IB Shares                           0.65       0.25     0.15          0.01           1.06

RVST Disciplined Asset Allocation Portfolios - Aggressive          --       0.25     0.89          0.69           1.83(10)

RVST Disciplined Asset Allocation Portfolios - Conservative        --       0.25     0.61          0.66           1.52(10)

RVST Disciplined Asset Allocation Portfolios - Moderate            --       0.25     0.30          0.68           1.23(10)

RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.36          0.68           1.29(10)
Aggressive

RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.50          0.67           1.42(10)
Conservative

RVST RiverSource Partners Variable Portfolio - Fundamental       0.77       0.13     0.16            --           1.06(11)
Value Fund

RVST RiverSource Partners Variable Portfolio - Select Value      0.89       0.13     3.33            --           4.35(11)
Fund

RVST RiverSource Partners Variable Portfolio - Small Cap         0.95       0.13     0.19          0.05           1.32(11)
Value Fund

RVST RiverSource Variable Portfolio - Balanced Fund              0.42       0.13     0.16            --           0.71

RVST RiverSource Variable Portfolio - Cash Management Fund       0.32       0.13     0.17            --           0.62

RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.15            --           0.72

RVST RiverSource Variable Portfolio - Diversified Equity         0.59       0.13     0.14            --           0.86
Income Fund

RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.15          0.02           0.74
(previously RVST RiverSource Variable Portfolio - Large Cap
Equity Fund)

RVST RiverSource Variable Portfolio - Global Bond Fund           0.66       0.13     0.18            --           0.97(11)

RVST RiverSource Variable Portfolio - Global Inflation           0.44       0.13     0.17            --           0.74(11)
Protected Securities Fund

RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.17            --           0.89

RVST RiverSource Variable Portfolio - Income Opportunities       0.61       0.13     0.18            --           0.92
Fund

RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.58       0.13     0.17            --           0.88(11)

RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.73       0.13     0.18            --           1.04

RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.19          0.01           0.55(11)

RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.18            --           0.79
Government Fund

RVST Seligman Variable Portfolio - Growth Fund                   0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable Portfolio - Growth
Fund)

RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.48       0.13     0.67            --           1.28(11)
(previously RVST RiverSource Variable Portfolio - Large Cap
Value Fund)

RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        0.62       0.13     0.31            --           1.06(11)
(previously RVST RiverSource Variable Portfolio - Small Cap
Advantage Fund)

RVST Threadneedle Variable Portfolio - Emerging Markets          1.15       0.13     0.33            --           1.61
Fund

RVST Threadneedle Variable Portfolio - International             0.82       0.13     0.20            --           1.15
Opportunity Fund

Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.04            --           0.85
II Shares

Van Kampen UIF Global Real Estate Portfolio, Class II            0.85       0.35     0.37            --           1.57(12)
Shares

Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares         0.75       0.35     0.31            --           1.41(12)

Wanger International                                             0.84         --     0.18            --           1.02



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Wanger USA                                                       0.85%        --%    0.11%           --%          0.96%

Wells Fargo Advantage VT Opportunity Fund                        0.73       0.25     0.20          0.04           1.22(13)

Wells Fargo Advantage VT Small Cap Growth Fund                   0.75       0.25     0.26            --           1.26(13)





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.36% for AIM V.I. Capital Development Fund, Series II Shares, 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.23% for AIM V.I. Financial Services Fund, Series I Shares and 1.16% for AIM V.I. Technology Fund, Series I Shares.


 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%.


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (7) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53%.


 (8) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


 (9) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(10) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(13) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.





 12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV, EEP and Withdrawal Benefit or Accumulation Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)          $1,680      $3,340      $4,777      $7,637           $880       $2,540      $4,077      $7,437

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule              1,580       3,240       4,577       7,437            880        2,540       4,077       7,437

RAVA SELECT PLUS      1,608       3,313       4,183       7,580            908        2,613       4,183       7,580

RAVA SELECT
PLUS - TEXAS          1,708       3,213       4,183       7,580            908        2,613       4,183       7,580






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)          $1,659      $3,286      $4,698      $7,529           $859       $2,486      $3,998      $7,329

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule              1,559       3,186       4,498       7,329            859        2,486       3,998       7,329

RAVA SELECT PLUS      1,587       3,259       4,105       7,475            887        2,559       4,105       7,475

RAVA SELECT
PLUS - TEXAS          1,687       3,159       4,105       7,475            887        2,559       4,105       7,475






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY       1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS - BAND 3

With a ten-year
surrender charge
schedule(3)          $1,639      $3,232      $4,619      $7,418           $839       $2,432      $3,919      $7,218

RAVA ADVANTAGE
PLUS - BAND 3

With a seven-year
surrender charge
schedule              1,539       3,132       4,419       7,218            839        2,432       3,919       7,218

RAVA SELECT
PLUS - BAND 3         1,561       3,192       4,007       7,340            861        2,492       4,007       7,340

RAVA SELECT
PLUS - TEXAS - B-
AND 3                 1,661       3,092       4,007       7,340            861        2,492       4,007       7,340



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)           $957       $1,288      $1,541      $2,037           $157        $488        $841       $1,837

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule               857        1,188       1,341       1,837            157         488         841        1,837

RAVA SELECT PLUS       885        1,272         985       2,135            185         572         985        2,135

RAVA SELECT
PLUS - TEXAS           985        1,172         985       2,135            185         572         985        2,135





    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 13

                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule(3)           $937       $1,225      $1,435      $1,813           $137        $425        $735       $1,613

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule               837        1,125       1,235       1,613            137         425         735        1,613

RAVA SELECT PLUS       864        1,210         879       1,916            164         510         879        1,916

RAVA SELECT
PLUS - TEXAS           964        1,110         879       1,916            164         510         879        1,916






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY       1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS - BAND 3

With a ten-year
surrender charge
schedule(3)           $916       $1,162      $1,327      $1,584           $116        $362        $627       $1,384

RAVA ADVANTAGE
PLUS - BAND 3

With a seven-year
surrender charge
schedule               816        1,062       1,127       1,384            116         362         627        1,384

RAVA SELECT
PLUS - BAND 3          839        1,132         746       1,637            139         432         746        1,637

RAVA SELECT
PLUS - TEXAS - B-
AND 3                  939        1,032         746       1,637            139         432         746        1,637




(1) In these examples, the contract administrative charge is approximated as a .033% charge for RAVA Advantage Plus, a .054% charge for RAVA Select Plus, a .054% for RAVA Select Plus - Texas, a .033% charge for RAVA Advantage
    Plus - Band 3, a .054% charge for RAVA Select Plus - Band 3 and a .054% charge for RAVA Select Plus - Texas - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3) In Connecticut and Utah, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.


 14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix D.



FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example,

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 15
  various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


 16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 17

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
AIM V.I. Capital           Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation Fund, Series                                               Inc. adviser, advisory
II Shares                                                               entities affiliated with
                                                                        Invesco Aim Advisors,
                                                                        Inc., subadvisers.

                                                                        On or about Aug. 1,
                                                                        2009, the business of
                                                                        Invesco Aim Advisors,
                                                                        Inc. and Invesco Global
                                                                        Asset Management, Inc.
                                                                        will be combined into
                                                                        Invesco Institutional,
                                                                        which will be renamed
                                                                        Invesco Advisers, Inc.
                                                                        and will serve as the
                                                                        Fund's investment
                                                                        adviser.
------------------------------------------------------------------------------------------------

AIM V.I. Capital           Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund, Series                                                Inc. adviser, advisory
II Shares                                                               entities affiliated with
                                                                        Invesco Aim Advisors,
                                                                        Inc., subadvisers.

                                                                        On or about Aug. 1,
                                                                        2009, the business of
                                                                        Invesco Aim Advisors,
                                                                        Inc. and Invesco Global
                                                                        Asset Management, Inc.
                                                                        will be combined into
                                                                        Invesco Institutional,
                                                                        which will be renamed
                                                                        Invesco Advisers, Inc.
                                                                        and will serve as the
                                                                        Fund's investment
                                                                        adviser.
------------------------------------------------------------------------------------------------

AIM V.I. Financial         Seeks capital growth.                        Invesco Aim Advisors,
Services Fund, Series I                                                 Inc. adviser, advisory
Shares                                                                  entities affiliated with
                                                                        Invesco Aim Advisors,
                                                                        Inc., subadvisers.

                                                                        On or about Aug. 1,
                                                                        2009, the business of
                                                                        Invesco Aim Advisors,
                                                                        Inc. and Invesco Global
                                                                        Asset Management, Inc.
                                                                        will be combined into
                                                                        Invesco Institutional,
                                                                        which will be renamed
                                                                        Invesco Advisers, Inc.
                                                                        and will serve as the
                                                                        Fund's investment
                                                                        adviser.
------------------------------------------------------------------------------------------------

AIM V.I. Global Health     Seeks capital growth.                        Invesco Aim Advisors,
Care Fund, Series II                                                    Inc. adviser, advisory
Shares                                                                  entities affiliated with
                                                                        Invesco Aim Advisors,
                                                                        Inc., subadvisers.

                                                                        On or about Aug. 1,
                                                                        2009, the business of
                                                                        Invesco Aim Advisors,
                                                                        Inc. and Invesco Global
                                                                        Asset Management, Inc.
                                                                        will be combined into
                                                                        Invesco Institutional,
                                                                        which will be renamed
                                                                        Invesco Advisers, Inc.
                                                                        and will serve as the
                                                                        Fund's investment
                                                                        adviser.

------------------------------------------------------------------------------------------------



 18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
AIM V.I. International     Seeks long-term growth of capital.           Invesco Aim Advisors,
Growth Fund, Series II                                                  Inc. adviser, advisory
Shares                                                                  entities affiliated with
                                                                        Invesco Aim Advisors,
                                                                        Inc., subadvisers.

                                                                        On or about Aug. 1,
                                                                        2009, the business of
                                                                        Invesco Aim Advisors,
                                                                        Inc. and Invesco Global
                                                                        Asset Management, Inc.
                                                                        will be combined into
                                                                        Invesco Institutional,
                                                                        which will be renamed
                                                                        Invesco Advisers, Inc.
                                                                        and will serve as the
                                                                        Fund's investment
                                                                        adviser.
------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund,  Seeks capital growth.                        Invesco Aim Advisors,
Series I Shares                                                         Inc. adviser, advisory
                                                                        entities affiliated with
                                                                        Invesco Aim Advisors,
                                                                        Inc., subadvisers.

                                                                        On or about Aug. 1,
                                                                        2009, the business of
                                                                        Invesco Aim Advisors,
                                                                        Inc. and Invesco Global
                                                                        Asset Management, Inc.
                                                                        will be combined into
                                                                        Invesco Institutional,
                                                                        which will be renamed
                                                                        Invesco Advisers, Inc.
                                                                        and will serve as the
                                                                        Fund's investment
                                                                        adviser.
------------------------------------------------------------------------------------------------

AllianceBernstein VPS      Seeks long-term growth of capital.           AllianceBernstein L.P.
Global Technology
Portfolio (Class B)
------------------------------------------------------------------------------------------------

AllianceBernstein VPS      Seeks long-term growth of capital.           AllianceBernstein L.P.
Growth and Income
Portfolio (Class B)
------------------------------------------------------------------------------------------------

AllianceBernstein VPS      Seeks long-term growth of capital.           AllianceBernstein L.P.
International Value
Portfolio (Class B)
------------------------------------------------------------------------------------------------

American Century VP        Seeks capital growth.                        American Century Global
International, Class II                                                 Investment Management,
                                                                        Inc.
------------------------------------------------------------------------------------------------

American Century VP Mid    Seeks long-term capital growth. Income is a  American Century
Cap Value, Class II        secondary objective.                         Investment Management,
                                                                        Inc.
------------------------------------------------------------------------------------------------

American Century VP        Seeks long-term capital growth.              American Century
Ultra(R), Class II                                                      Investment Management,
                                                                        Inc.
------------------------------------------------------------------------------------------------

American Century VP        Seeks long-term capital growth. Income is a  American Century
Value, Class II            secondary objective.                         Investment Management,
                                                                        Inc.
------------------------------------------------------------------------------------------------

Calvert Variable Series,   Seeks competitive total return through       Calvert Asset Management
Inc. Social Balanced       actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Portfolio                  and money market instruments which offer     New Amsterdam Partners,
                           income and capital growth opportunity and    LLP, subadviser on
                           which satisfy Portfolio's investment and     equity portion; no
                           social criteria.                             subadviser on fixed-
                                                                        income portion.
------------------------------------------------------------------------------------------------

Columbia High Yield Fund,  Seeks total return, consisting of a high     Columbia Management
Variable Series, Class B   level of income and capital appreciation.    Advisors, LLC, advisor;
                                                                        MacKay Shields LLC,
                                                                        subadviser.

------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 19

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
Columbia Marsico Growth    Seeks long-term growth of capital.           Columbia Management
Fund, Variable Series,                                                  Advisors, LLC, adviser;
Class A                                                                 Marsico Capital
                                                                        Management, LLC, sub-
                                                                        adviser.
------------------------------------------------------------------------------------------------

Columbia Marsico           Seeks long-term growth of capital.           Columbia Management
International                                                           Advisors, LLC, adviser;
Opportunities Fund,                                                     Marsico Capital
Variable Series, Class B                                                Management, LLC, sub-
                                                                        adviser.
------------------------------------------------------------------------------------------------

Credit Suisse              Seeks total return.                          Credit Suisse Asset
Trust - Commodity Return                                                Management, LLC
Strategy Portfolio
------------------------------------------------------------------------------------------------

Eaton Vance VT Floating-   Seeks high level of current income.          Eaton Vance Management
Rate Income Fund
------------------------------------------------------------------------------------------------

Evergreen VA               Seeks long-term capital growth and           Evergreen Investment
International Equity       secondarily, modest income.                  Management Company, LLC
Fund - Class 2
------------------------------------------------------------------------------------------------

Fidelity(R) VIP            Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R) Portfolio    Normally invests primarily in common         Research Company (FMR),
Service Class 2            stocks. Invests in securities of companies   investment manager; FMR
                           whose value it believes is not fully         U.K. and FMR Far East,
                           recognized by the public. Invests in either  sub-advisers.
                           "growth" stocks or "value" stocks or both.
                           The fund invests in domestic and foreign
                           issuers.
------------------------------------------------------------------------------------------------

Fidelity(R) VIP Growth &   Seeks high total return through a            FMR, investment manager;
Income Portfolio Service   combination of current income and capital    FMR U.K., FMR Far East,
Class 2                    appreciation. Normally invests a majority    sub-advisers.
                           of assets in common stocks with a focus on
                           those that pay current dividends and show
                           potential for capital appreciation. Invests
                           in domestic and foreign issuers. The Fund
                           invests in either "growth" stocks or
                           "value" stocks or both.
------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid Cap    Seeks long-term growth of capital. Normally  FMR, investment manager;
Portfolio Service Class 2  invests primarily in common stocks.          FMR U.K., FMR Far East,
                           Normally invests at least 80% of assets in   sub-advisers.
                           securities of companies with medium market
                           capitalizations. May invest in companies
                           with smaller or larger market
                           capitalizations. Invests in domestic and
                           foreign issuers. The Fund invests in either
                           "growth" or "value" common stocks or both.
------------------------------------------------------------------------------------------------

Fidelity(R) VIP Overseas   Seeks long-term growth of capital. Normally  FMR, investment manager;
Portfolio Service Class 2  invests primarily in common stocks           FMR U.K., FMR Far East,
                           allocating investments across different      Fidelity International
                           countries and regions. Normally invests at   Investment Advisors
                           least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
------------------------------------------------------------------------------------------------

FTVIPT Franklin Global     Seeks high total return.                     Franklin Templeton
Real Estate Securities                                                  Institutional, LLC
Fund - Class 2
------------------------------------------------------------------------------------------------

FTVIPT Franklin Small Cap  Seeks long-term total return.                Franklin Advisory
Value Securities                                                        Services, LLC
Fund - Class 2
------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares       Seeks capital appreciation, with income as   Franklin Mutual
Securities Fund - Class 2  a secondary goal.                            Advisers, LLC
------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap  Seeks long-term capital appreciation.        Goldman Sachs Asset
Value                                                                   Management, L.P.
Fund - Institutional
Shares

------------------------------------------------------------------------------------------------



 20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
Goldman Sachs VIT          Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S. Equity     dividend income.                             Management, L.P.
Fund - Institutional
Shares
------------------------------------------------------------------------------------------------

Janus Aspen Series Janus   Seeks long-term growth of capital in a       Janus Capital Management
Portfolio: Service Shares  manner consistent with the preservation of   LLC
(previously Janus Aspen    capital.
Series Large Cap Growth
Portfolio: Service
Shares)
------------------------------------------------------------------------------------------------

Legg Mason Partners        Seeks long-term growth of capital.           Legg Mason Partners Fund
Variable Small Cap Growth                                               Advisor, LLC, adviser;
Portfolio, Class I                                                      ClearBridge Advisors,
                                                                        LLC, sub-adviser.
------------------------------------------------------------------------------------------------

MFS(R) Investors Growth    Seeks capital appreciation.                  MFS Investment
Stock Series - Service                                                  Management(R)
Class
------------------------------------------------------------------------------------------------

MFS(R) New Discovery       Seeks capital appreciation.                  MFS Investment
Series - Service Class                                                  Management(R)
------------------------------------------------------------------------------------------------

MFS(R) Utilities           Seeks total return.                          MFS Investment
Series - Service Class                                                  Management(R)
------------------------------------------------------------------------------------------------

Neuberger Berman Advisers  Seeks long-term growth of capital by         Neuberger Berman
Management Trust           investing primarily in common stocks of      Management Inc.
International Portfolio    foreign companies.
(Class S)
------------------------------------------------------------------------------------------------

Oppenheimer Global         Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Securities Fund/VA,
Service Shares
------------------------------------------------------------------------------------------------

Oppenheimer Main Street    Seeks capital appreciation.                  OppenheimerFunds, Inc.
Small Cap Fund/VA,
Service Shares
------------------------------------------------------------------------------------------------

Oppenheimer Strategic      Seeks high level of current income           OppenheimerFunds, Inc.
Bond Fund/VA, Service      principally derived from interest on debt
Shares                     securities.
------------------------------------------------------------------------------------------------

PIMCO VIT All Asset        Seeks maximum real return consistent with    Pacific Investment
Portfolio, Advisor Share   preservation of real capital and prudent     Management Company LLC
Class                      investment management period.
------------------------------------------------------------------------------------------------

Putnam VT Global Health    Seeks capital appreciation.                  Putnam Investment
Care Fund - Class IB                                                    Management, LLC
Shares (previously Putnam
VT Health Sciences
Fund - Class IB Shares)
------------------------------------------------------------------------------------------------

Putnam VT International    Seeks capital appreciation.                  Putnam Investment
Equity Fund - Class IB                                                  Management, LLC
Shares
------------------------------------------------------------------------------------------------

Putnam VT Vista            Seeks capital appreciation.                  Putnam Investment
Fund - Class IB Shares                                                  Management, LLC

------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 21

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
RVST Disciplined Asset     Seeks high level of total return that is     RiverSource Investments,
Allocation                 consistent with an aggressive level of       LLC
Portfolios - Aggressive    risk. This is a "fund of funds" and seeks
                           to achieve its objective by investing in a
                           combination of underlying funds for which
                           RiverSource Investments acts as investment
                           manager or an affiliate acts as principal
                           underwriter. By investing in several
                           underlying funds, the Fund seeks to
                           minimize the risks inherent in investing in
                           a single fund.
------------------------------------------------------------------------------------------------

RVST Disciplined Asset     Seeks high level of total return that is     RiverSource Investments,
Allocation                 consistent with a conservative level of      LLC
Portfolios - Conservative  risk. This is a "fund of funds" and seeks to achieve its objective by investing in a
                           combination of underlying funds for which
                           RiverSource Investments acts as investment
                           manager or an affiliate acts as principal
                           underwriter. By investing in several
                           underlying funds, the Fund seeks to
                           minimize the risks inherent in investing in
                           a single fund.
------------------------------------------------------------------------------------------------

RVST Disciplined Asset     Seeks high level of total return that is     RiverSource Investments,
Allocation                 consistent with a moderate level of risk.    LLC
Portfolios - Moderate      This is a "fund of funds" and seeks to
                           achieve its objective by investing in a
                           combination of underlying funds for which
                           RiverSource Investments acts as investment
                           manager or an affiliate acts as principal
                           underwriter. By investing in several
                           underlying funds, the Fund seeks to
                           minimize the risks inherent in investing in
                           a single fund.
------------------------------------------------------------------------------------------------

RVST Disciplined Asset     Seeks high level of total return that is     RiverSource Investments,
Allocation                 consistent with a moderate aggressive level  LLC
Portfolios - Moderately    of risk. This is a "fund of funds" and
Aggressive                 seeks to achieve its objective by investing
                           in a combination of underlying funds for
                           which RiverSource Investments acts as
                           investment manager or an affiliate acts as
                           principal underwriter. By investing in
                           several underlying funds, the Fund seeks to
                           minimize the risks inherent in investing in
                           a single fund.
------------------------------------------------------------------------------------------------

RVST Disciplined Asset     Seeks high level of total return that is     RiverSource Investments,
Allocation                 consistent with a moderate conservative      LLC
Portfolios - Moderately    level of risk. This is a "fund of funds"
Conservative               and seeks to achieve its objective by
                           investing in a combination of underlying
                           funds for which RiverSource Investments
                           acts as investment manager or an affiliate
                           acts as principal underwriter. By investing
                           in several underlying funds, the Fund seeks
                           to minimize the risks inherent in investing
                           in a single fund.
------------------------------------------------------------------------------------------------

RVST RiverSource Partners  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                                LLC, adviser; Davis
Portfolio - Fundamental                                                 Selected Advisers, L.P.,
Value Fund                                                              subadviser.
------------------------------------------------------------------------------------------------

RVST RiverSource Partners  Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                                LLC, adviser; Systematic
Portfolio - Select Value                                                Financial Management,
Fund                                                                    L.P. and WEDGE Capital
                                                                        Management L.L.P., sub-
                                                                        advisers.

------------------------------------------------------------------------------------------------



 22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
RVST RiverSource Partners  Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                                LLC, adviser; Barrow,
Portfolio - Small Cap                                                   Hanley, Mewhinney &
Value Fund                                                              Strauss, Inc., Denver
                                                                        Investment Advisors LLC,
                                                                        Donald Smith & Co.,
                                                                        Inc., River Road Asset
                                                                        Management, LLC and
                                                                        Turner Investment
                                                                        Partners, Inc.,
                                                                        subadvisers.
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks maximum total investment return        RiverSource Investments,
Portfolio - Balanced Fund  through a combination of capital growth and  LLC current income.
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks maximum current income consistent      RiverSource Investments,
Portfolio - Cash           with liquidity and stability of principal.   LLC
Management Fund
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks high level of current income while     RiverSource Investments,
Portfolio - Diversified    attempting to conserve the value of the      LLC
Bond Fund                  investment for the longest period of time.
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks high level of current income and, as   RiverSource Investments,
Portfolio - Diversified    a secondary goal, steady growth of capital.  LLC
Equity Income Fund
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks capital appreciation.                  RiverSource Investments,
Portfolio - Dynamic                                                     LLC
Equity Fund (previously
RVST RiverSource Variable
Portfolio - Large Cap
Equity Fund)
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Non-diversified fund that seeks high total   RiverSource Investments,
Portfolio - Global Bond    return through income and growth of          LLC
Fund                       capital.
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Non-diversified fund that seeks total        RiverSource Investments,
Portfolio - Global         return that exceeds the rate of inflation    LLC
Inflation Protected        over the long-term.
Securities Fund
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks high current income, with capital      RiverSource Investments,
Portfolio - High Yield     growth as a secondary objective.             LLC
Bond Fund
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks high total return through current      RiverSource Investments,
Portfolio - Income         income and capital appreciation.             LLC
Opportunities Fund
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks growth of capital.                     RiverSource Investments,
Portfolio - Mid Cap                                                     LLC
Growth Fund
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks long-term growth of capital.           RiverSource Investments,
Portfolio - Mid Cap Value                                               LLC
Fund
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks long-term capital appreciation.        RiverSource Investments,
Portfolio - S&P 500 Index                                               LLC
Fund

------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 23

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
RVST RiverSource Variable  Seeks high level of current income and       RiverSource Investments,
Portfolio - Short          safety of principal consistent with          LLC
Duration U.S. Government   investment in U.S. government and
Fund                       government agency securities.
------------------------------------------------------------------------------------------------

RVST Seligman Variable     Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Growth Fund                                                 LLC
(previously RVST
RiverSource Variable
Portfolio - Growth Fund)
------------------------------------------------------------------------------------------------

RVST Seligman Variable     Seeks long-term growth of capital.           RiverSource Investments,
Portfolio - Larger-Cap                                                  LLC
Value Fund (previously
RVST RiverSource Variable
Portfolio - Large Cap
Value Fund)
------------------------------------------------------------------------------------------------

RVST Seligman Variable     Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Smaller-Cap                                                 LLC, adviser; Kenwood
Value Fund (previously                                                  Capital Management LLC,
RVST RiverSource Variable                                               sub-adviser.
Portfolio - Small Cap
Advantage Fund)
------------------------------------------------------------------------------------------------

RVST Threadneedle          Seeks long-term capital growth.              RiverSource Investments,
Variable                                                                LLC, adviser;
Portfolio - Emerging                                                    Threadneedle
Markets Fund                                                            International Limited,
                                                                        an indirect wholly-owned
                                                                        subsidiary of Ameriprise
                                                                        Financial, sub-adviser.
------------------------------------------------------------------------------------------------

RVST Threadneedle          Seeks capital appreciation.                  RiverSource Investments,
Variable                                                                LLC, adviser;
Portfolio - International                                               Threadneedle
Opportunity Fund                                                        International Limited,
                                                                        an indirect wholly-owned
                                                                        subsidiary of Ameriprise
                                                                        Financial, sub-adviser.
------------------------------------------------------------------------------------------------

Van Kampen Life            Seeks capital growth and income through      Van Kampen Asset
Investment Trust Comstock  investments in equity securities, including  Management
Portfolio, Class II        common stocks, preferred stocks and
Shares                     securities convertible into common and
                           preferred stocks.
------------------------------------------------------------------------------------------------

Van Kampen UIF Global      Seeks current income and capital             Morgan Stanley
Real Estate Portfolio,     appreciation.                                Investment Management
Class II Shares                                                         Inc., doing business as
                                                                        Van Kampen, adviser;
                                                                        Morgan Stanley
                                                                        Investment Management
                                                                        Limited and Morgan
                                                                        Stanley Investment
                                                                        Management Company, sub-
                                                                        advisers.
------------------------------------------------------------------------------------------------

Van Kampen UIF Mid Cap     Seeks long-term capital growth.              Morgan Stanley
Growth Portfolio, Class                                                 Investment Management
II Shares                                                               Inc., doing business as
                                                                        Van Kampen.
------------------------------------------------------------------------------------------------

Wanger International       Seeks long-term growth of capital.           Columbia Wanger Asset
                                                                        Management, L.P.
------------------------------------------------------------------------------------------------

Wanger USA                 Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                        Management, L.P.
------------------------------------------------------------------------------------------------

Wells Fargo Advantage VT   Seeks long-term total return, consisting of  Wells Fargo Funds
Opportunity Fund           capital appreciation and current income.     Management, LLC,
                                                                        adviser; Wells Capital
                                                                        Management Incorporated,
                                                                        sub-adviser.

------------------------------------------------------------------------------------------------



 24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT   Seeks long-term total return, consisting of  Wells Fargo Funds
Small Cap Growth Fund      capital appreciation and current income.     Management, LLC,
                                                                        adviser; Wells Capital
                                                                        Management Incorporated,
                                                                        sub-adviser.


------------------------------------------------------------------------------------------------




GUARANTEE PERIOD ACCOUNTS (GPAS)


The GPAs may not be available for contracts in some states.


Currently, unless an asset allocation program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. The required minimum investment in each GPA is $1,000. (Exception: if a model portfolio includes one or more GPAs, the required minimum does not apply.) These accounts are not offered after annuity payouts begin.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonannuitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.


We hold amounts you allocate to the GPAs in a "nonannuitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

- Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

- Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 25

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the Withdrawal Benefit rider, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

- death benefits;

- amounts surrendered for fees and charges;

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

- amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period;

- automatic rebalancing under any asset allocation model portfolio which includes one or more GPAs. However, an MVA will apply if you reallocate to a new asset allocation model portfolio; and

- amounts applied to an annuity payout plan while an asset allocation model including one or more GPAs in in effect.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:


               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


For an example, see Appendix A.

THE FIXED ACCOUNT


Unless an asset allocation program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates


 26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. Subject to state law limitations, we reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

THE SPECIAL DCA ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times.* We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

* For contracts purchased in Oregon the Special DCA account is available at all times.

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the fixed account and/or to the Special DCA account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments.")

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 27

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been otherwise agreed to by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when you reach age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their complete claim. A beneficiary will bear the investment risk if the variable account until we receive the beneficiary's complete claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS*
MINIMUM ALLOWABLE PURCHASE PAYMENTS**

If paying by installments under a scheduled payment plan:
  $23.08 biweekly, or
  $50 per month

                                                   RAVA ADVANTAGE PLUS              RAVA SELECT PLUS
If paying by any other method:
 initial payment for qualified annuities                  $1,000                         $ 2,000
 initial payment for nonqualified annuities                2,000                          10,000
 for any additional payments                                  50                              50



   * RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.
  ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois and New Jersey.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without corporate office approval) based on your age on the effective date of the contract:

                                                   RAVA ADVANTAGE PLUS              RAVA SELECT PLUS
For the first year:
 through age 85                                          $999,999                       $999,999
 for ages 86 to 90                                        100,000                        100,000
For each subsequent year:
 through age 85                                           100,000                        100,000
 for ages 86 to 90                                         50,000                         50,000



  ***These limits apply in total to all RiverSource Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.



Effective Jan. 26, 2009, no additional purchase payments are allowed for contracts with the Withdrawal Benefit rider or Enhanced Withdrawal Benefit rider, subject to state restrictions.



For contracts issued in all states except those listed below, certain exceptions apply and the following additional purchase payments will be allowed on/after Jan. 26, 2009:



a. Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.



 28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

b. Current tax year contributions for TSAs up to the annual limit set by the IRS.



c. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts except TSAs. This maximum applies to IRAs, Roth IRAs, SIMPLE IRAs, and SEP plans.



(1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).





For Contracts Issued in Florida, New Jersey, and Oregon:



For contracts with the Withdrawal Benefit rider and Enhanced Withdrawal Benefit rider issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers and transfers listed on the annuity application and received within 180 days for the contract issue date.



We reserve the right to change these current rules at any time, subject to state restrictions.


Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract.


Subject to state regulatory requirements, we reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:


1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS
FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

  - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract* and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

  - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received:

   - if you elect the ten-year surrender charge schedule for your contract*.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 29

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")


We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; (2) a request for surrender charge waiver due to Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.*


We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.
* The ten-year surrender charge under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000. For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract only.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. The contract administrative charge is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*


We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.
* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.


 30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                   RAVA ADVANTAGE PLUS              RAVA SELECT PLUS
For nonqualified annuities                                 0.95%                          1.20%
For qualified annuities                                    0.75%                          1.00%
For Band 3 annuities                                       0.55%                          0.75%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs, the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:


CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.


CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings; or

- the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the fixed account or the Special DCA account.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 31

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:
For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED      SURRENDER CHARGE
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH       PERCENTAGE
  PURCHASE PAYMENT            PERCENTAGE           PURCHASE PAYMENT
           0                      7%                       0                     8%
           1                       7                       1                      8
           2                       7                       2                      8
           3                       6                       3                      7
           4                       5                       4                      7
           5                       4                       5                      6
           6                       2                       6                      5
           7+                      0                       7                      4
                                                           8                      3
                                                           9                      2
                                                          10+                     0


* The ten-year surrender charge schedule under RAVA Advantage Plus is not available in Oregon. In Connecticut and Utah, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama, Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

SURRENDER CHARGE UNDER RAVA SELECT PLUS (EXCEPT TEXAS):
For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:


CONTRACT YEAR    SURRENDER CHARGE PERCENTAGE
1                             7%

2                             7

3                             7

Thereafter                    0


SURRENDER CHARGE UNDER RAVA SELECT PLUS IN TEXAS:
For purposes of calculating any surrender charge under RAVA Select Plus in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.


 32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:

                                                          SURRENDER CHARGE PERCENTAGE
                                                     (AS A PERCENTAGE OF PURCHASE PAYMENTS
                                                                  SURRENDERED)
                                                                IN CONTRACT YEAR
PAYMENTS MADE IN CONTRACT YEAR                     1          2          3         THEREAFTER
               1                                   8%         7%         6%             0%
               2                                              8          7              0
               3                                                         8              0
                 Thereafter                                                             0


PARTIAL SURRENDERS:
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge, plus or minus any applicable MVA.

For an example, see Appendix B.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- amounts surrendered after the tenth contract anniversary in Alabama, Massachusetts, Washington and Oregon;

- required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

- contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;


- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you are or your spouse is confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and


- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 33

ACCUMULATION BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA account. Such fee is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step up, the elective spousal continuation Step up, or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups and the elective spousal continuation Step ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with Withdrawal Benefit.

WITHDRAWAL BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value on your contract anniversary. We prorate this fee among the subaccounts and the fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

(1) Available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. You must select a model portfolio with this rider (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program").

Once you elect the Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

We reserve the right to change the fee for this rider up to a maximum of 2.50%. However, any change to the rider fee will only apply to existing contract owners if:

(a) you choose the annual Elective Step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


 34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

We reserve the right to charge a fee that varies by the model portfolio selected.

If you elect the spousal continuation step up or to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you make more than one change in the same contract year, the fee we charge for this rider will be the greatest fee applicable to any change which you have selected during the contract year.

If you choose an annual Elective Step up, you will pay the fee we then charge. If you choose an Elective Step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or an Elective Step up occurring in the same contract year, the fees we charge for this rider will be the highest fee applicable to any of these changes.

ROPP RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.


(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE
We charge a fee for this optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.


(2) Available if you are 75 or younger at the rider effective date. Not available with 5-Year MAV.

5-YEAR MAV RIDER FEE
We charge a fee for this optional feature only if you select it.(3) If selected, we deduct an annual fee of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.


(3) Available if you are 75 or younger at the rider effective date. Not available with MAV.

EEB RIDER FEE
We charge a fee for this optional feature only if you select it.(4) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 35

If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.


(4) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.

EEP RIDER FEE
We charge a fee for this optional feature only if you select it.(5) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA account. Such fee is only deducted from GPAs and any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.


(5) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.

RIDER COMBINATION DISCOUNT
A fee discount of 0.05% applies if you purchase 5-Year MAV with either EEB or EEP. A fee discount of 0.10% applies if you purchase MAV with either EEB or EEP.

PN RIDER FEE

We charge a fee for this optional feature only if you select it.(6) This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your
Contract -- Portfolio Navigator Asset Allocation Program"). If selected, we deduct an annual fee of 0.10% of your contract value less any excluded accounts on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the fixed account less any excluded accounts in the same proportion your interest in each account bears to your total contract value, less any excluded accounts (see "Making the Most of Your
Contract -- Portfolio Navigator Asset Allocation Program"). Such fee is only deducted from GPAs if insufficient amounts are available in the fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(6) We do not charge this fee and you may not discontinue your participation if you are required to participate in the PN program because you purchased an optional Accumulation Benefit or Withdrawal Benefit rider.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (see "Annual Operating Expenses of the Funds").

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

- the sum of your purchase payments and purchase payment credits allocated to the GPA;

- plus any amounts transferred to the GPA from the fixed account or subaccounts;

- plus interest credited;

- minus any amounts transferred from the GPA to the fixed account or any subaccount;

- minus any amounts deducted for charges or surrenders;


 36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- plus or minus any applicable MVA; and/or

- minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the ROPP rider fee (if selected);

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the 5-Year MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected);

- minus any prorated portion of the EEP rider fee (if selected);

- minus any prorated portion of the Accumulation Benefit rider fee (if selected)*;

- minus any prorated portion of the Withdrawal Benefit rider fee (if selected)*; and

- minus any prorated portion of the PN rider fee (if selected)*.
*    The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA ACCOUNT
We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges);

- minus amounts transferred out; and

- minus any remaining portion of fees where the values of the fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 37

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the ROPP rider fee (if selected);

- a prorated portion of the MAV rider fee (if selected);

- a prorated portion of the 5-Year MAV rider fee (if selected);

- a prorated portion of the EEB rider fee (if selected);

- a prorated portion of the EEP rider fee (if selected);

- a prorated portion of the Accumulation Benefit rider fee (if selected);

- a prorated portion of the Withdrawal Benefit rider fee (if selected); and/or

- a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit, Accumulation Benefit or PN is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                          Jan       $100           $20           5.00
                                                          Feb        100            18           5.56
you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low ...                          May        100            16           6.25
                                                          June       100            18           5.56
                                                          July       100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


 38  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

- You cannot transfer existing contract values into a Special DCA account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA account value into the subaccounts you select.

- You may not use the fixed account, GPA account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if an asset allocation program is in effect, and the model portfolio you have selected includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the model portfolio you have selected.)


- We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change. From time to time, we may credit interest to the Special DCA account at promotional rates that are higher than those we credit to the regular fixed account.


- We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

- Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.

- Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if an asset allocation program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).

- We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be more than one digit past the decimal numbers. Asset rebalancing does not apply to the GPAs, fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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method acceptable to us, to stop rebalancing your contract value. You must allow
30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM
If you purchased an optional Withdrawal Benefit rider, you are required to participate in our asset allocation program under the terms of the rider. The asset allocation program is only available if you purchased the optional Withdrawal Benefit rider. There is no additional charge for the asset allocation program.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account and certain GPAs, (if available under the asset allocation program) which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. You are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your financial advisor may provide you with a questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, the fixed account and/or any GPAs that make up that model portfolio. By participating in the program, you authorize us to invest your contract value in the subaccounts, the fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA will apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period
  Accounts -- Market Value Adjustment").

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").

Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

Under the asset allocation program, the subaccounts, the fixed account and/or any GPAs (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts, the fixed account and/or any GPAs (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.


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PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after Nov. 1, 2005 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after Nov. 1, 2005. The PN program is available for nonqualified annuities and for qualified annuities.


The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account and certain GPAs (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or Withdrawal Benefit rider. If your contract does not include one of these riders, you also may participate in the PN program by purchasing a separate optional rider for an additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, LLC, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.


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As an affiliate of RiverSource Investments, the investment adviser to the
RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include, but not be limited to, a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account or certain GPAs than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with a questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the questionnaire is objective, there is no guarantee that your responses to the questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, the fixed account and/or any GPAs that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, the fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been

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

reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. However, if your contract includes an optional Accumulation Benefit or Withdrawal Benefit rider and you make such change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Benefit or Withdrawal Benefit rider.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


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PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND WITHDRAWAL BENEFIT RIDER

If you purchase the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider, you are required to participate in the PN program under the terms of each rider. There is no additional charge for the PN program when used with either of these optional riders.

- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period as does your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL END OF WAITING PERIOD.

- WITHDRAWAL BENEFIT RIDER: Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.


OPTIONAL PN PROGRAM RIDER

If you do not select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider with your contract, you may elect to participate in the PN program by adding the optional Portfolio Navigator Model Portfolio Rider (PN rider) to your contract for an additional charge (see "Charges").


You may add PN rider at any time. You may cancel your participation in the PN program at any time by giving us written notice. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.


You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a PN model portfolio is in effect.

You may transfer contract value from any one subaccount, GPAs or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the fixed account.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.


Subject to state regulatory requirements, we may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the fixed account until the next contract anniversary. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.


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- You may transfer contract values from the fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the fixed account are not subject to an MVA.

  Currently, transfers out of the fixed account are limited to the greater of:
  a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established at contract issue, the 30% limitation does not apply to transfers made from the fixed account to the subaccounts for the duration of this initial arrangement.

- You may transfer contract values from any GPA to the subaccounts, fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- You may not make a transfer to the Special DCA account.

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCAs.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of transfer request would adversely affect unit values.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost-averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


 46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or fixed account (if available).

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the GPAs, the fixed account or the Special DCA account are not allowed.

- Automated transfers from the fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA account.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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

telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our corporate office in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA account, unless you request otherwise. We will not withdraw money for a partial surrender from any GPAs or Special DCA account you may have, unless insufficient amounts are available from your subaccounts and/or fixed account. However, you may request specifically surrender from a GPA or Special DCA account. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.


 48  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership.

    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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

The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:


- contract value, less any purchase payment credits subject to reversal less, any applicable rider charges; or


- purchase payments minus adjusted partial surrenders.


If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.




ADJUSTED PARTIAL SURRENDERS   =     PS XDB
                                   -------
                                      CV





  PS  = the partial surrender including any applicable surrender charge.

  DB = the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.


We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                                 $20,000
minus adjusted partial surrenders, calculated as:
        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
          for a death benefit of:                                                       $18,333



IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. The death benefit will never be less than the surrender value adjusted by the MVA formula. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:


- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


 50  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
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




  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


  - purchase payments minus adjusted partial surrenders.


If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:


- If your spouse was 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


  - contract value, less any purchase payment credits subject to reversal less, any applicable rider charges; or


  - purchase payments minus adjusted partial surrenders.


If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.


If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option.


OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 51

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)
The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders.




ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT   =    PS X DB
                                                             ---------
                                                                 CV



  PS = the partial surrender including any applicable surrender charge.

  DB = the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP
- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix C.


IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise been paid under the ROPP. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. IF YOUR SPOUSE WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse was age 75 or younger as of the date we issued the contract, the ROPP will terminate.


NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.


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If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or


- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)
The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or


- the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

The death benefit will never be less than the surrender value adjusted by the MVA formula.


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TERMINATING THE 5-YEAR MAV
- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.

If you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable;

PLUS

- 40% of your earnings at death if you were under age 70 on the rider effective date; or

- 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

  - the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

  - MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

  - MINUS the greater of:


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

    - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

    - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

  - the greater of:

  - the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

  - an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB

- You may terminate the EEB rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEB rider within 30 days of any contract anniversary beginning with the seventh contract anniversary after the rider effective date.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If the spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your sales representative and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

The EEP provides that if you die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;


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

PLUS
- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


                                       PERCENTAGE IF YOU ARE                                PERCENTAGE IF YOU ARE
CONTRACT YEAR                UNDER AGE 70 ON THE RIDER EFFECTIVE DATE              70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                      0%                                                     0%
Three and Four                                  10%                                                  3.75%
Five or more                                    20%                                                   7.5%


Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS

                 IF YOU ARE UNDER AGE 70                               IF YOU ARE AGE 70
CONTRACT YEAR    ON THE RIDER EFFECTIVE DATE, ADD . . .                OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .
1                Zero                                                  Zero
2                40% x earnings at death (see above)                   15% x earnings at death
3 & 4            40% x (earnings at death + 25% of exchange            15% x (earnings at death + 25% of exchange
                 purchase payment*)                                    purchase payment*)
5+                                                                     40% x (earnings at death + 50% of exchange
                 15% x (earnings at death + 50% of exchange            purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another annuity or a life insurance policy that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP
- You may terminate the EEP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."


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OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER
The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional Withdrawal Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Benefit rider may not be available in all states.

You should consider whether a Accumulation Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts, fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable payment credits to the Special DCA account, when available (see "The Special DCA Account"), and we will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:
BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.


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ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.


Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS
If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:


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  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix C.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT AND ENHANCED WITHDRAWAL BENEFIT)
The Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge if you are 80 or younger on the date the contract is issued. It is available for nonqualified and qualified annuities except under 401 (a) and 401 (k) plans.(1)

(1) The Withdrawal Benefit rider is not available under an inherited qualified annuity.

You must have elected the Withdrawal Benefit rider when you purchased your contract (original rider). The original rider you received at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three contract years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We offered you the option of replacing the original rider with a new Withdrawal Benefit (enhanced rider). The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three contract years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three contract years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

  - surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

  - the guaranteed benefit amount will be adjusted as described below; and

  - the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Charges -- Surrender Charge"). Market value adjustments, if applicable, will also be made (see the "Market Value Adjustment" provision in the prospectus). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Withdrawal Benefit rider, you may not select the Accumulation Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

WITHDRAWAL BENEFIT IS SUBJECT TO CERTAIN RESTRICTIONS AND LIMITATIONS DESCRIBED
BELOW:

- USE OF ASSET ALLOCATION PROGRAM REQUIRED: You must participate in the Portfolio Navigator program with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). The Portfolio Navigator program limits your choice of subaccounts and fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to

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  contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and we will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.");

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor if you selected this optional rider and if you have any questions about the use of this rider in your tax situation;


- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments. For current limitations, see "Buying Your Contract -- Purchase Payment."


- NON-CANCELABLE: Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP is subject to the excess withdrawal processing for the GBA and RBA described below.

YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU HAVE ANY QUESTIONS ABOUT THE USE OF THIS RIDER IN YOUR TAX SITUATION:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue this administrative practice and will give you 30 days' written notice of any such change.

For contract holders subject to annual RMD rules under Section 401(a)(9) of the Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

  - A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

  - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

  - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the rider.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on the value of this contract alone on the date it is determined; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a) (9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;

3. SIMPLE IRA under Section 408A of the Code;

4. SEP plans under Section 408 (k) of the Code;

5. Custodial and investment only plans under Section 401 (a) of the Code;

6. TSAs under Section 403(b) of the Code.


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In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements would exceed your available withdrawal amount and may result in the reduction of your GBA and/or RBA as described under the excess withdrawal provision of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The annual life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups:

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that the GBA and the GBP are calculated after the reversal of prior step ups:

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).


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- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that the RBA and the GBP are calculated after the reversal of prior step ups.

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of a) 7% of the GBA or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three contract years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA

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  excess withdrawal processing discussed under the "Guaranteed Benefit Amount"
  and "Remaining Benefit Amount" headings above, and to surrender charges; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A(1): You may only step up if your contract value on the valuation date we receive your written request to step up is greater than RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

RIDER B(1): You may only step up if your contract value is greater than RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

(1) Before April 29, 2005 we only offered Rider B. We began offering Rider A in states where it is approved and discontinued offering Rider B in those states, on April 29, 2005. If you purchased a contract with this optional benefit rider before April 29, 2005 the references to Rider B generally apply to your contract (see the rider attached to your contract for the actual terms of the benefit you purchased). If you purchased a contract on or after April 20, 2005 with this benefit, the version we offer you depends on which state you live in. The discussion about this benefit and how it works applies generally to both riders unless otherwise noted.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge (see the "Withdrawal Benefit Rider Fee" provision in the prospectus), the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups. The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.


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- The GBP will be calculated as described earlier, but based on the increased
  GBA and RBA.

- The RBP will be reset as follows:

(a) Prior to any withdrawals during the first three contract years, the RBP will not be affected by the step up.

(b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up on contract anniversaries.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract.

Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step up. If the spousal continuation step up is processed automatically, the step up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

REMAINING BENEFIT AMOUNT PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO LESS THAN $600*
If the contract value reduces to less than $600 and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above. If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit rider and the contract will terminate.

* Under our current administrative practice, we allow the minimum contract value to be $0. Therefore, these limitations will only apply when the contract value is reduced to zero.

For an example, see Appendix C.


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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date, plus or minus any applicable MVA on GPAs and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- your age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan*:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.


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- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not.
  Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either
  5.17% or 6.67%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

- WITHDRAWAL BENEFIT -- RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payout period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

* For contracts purchased in Oregon, you cannot apply your contract value to an annuity payout plan during your first contract year.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike surrenders, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of


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your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



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For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year.

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You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.



State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to

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maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in

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effect. We also may pay a temporary additional sales commission of up to 1.00%
of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended Dec. 31, 2008 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 71

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.


 72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

                                   APPENDICES

The purpose of these appendices is to illustrate the operation of various contract features and riders and to provide condensed financial history disclosure regarding the subaccounts. In order to demonstrate these contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA account, fixed account and the fees and charges that apply to your contract.

The examples of the optional riders and death benefits in Appendix C include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional riders and death benefits operate, and do not take into account whether a particular optional rider or death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits and/or optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 73

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early surrenders."

GENERAL EXAMPLES

ASSUMPTIONS:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

                                     1 + II
EARLY WITHDRAWAL AMOUNT X  [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001


       Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

              j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period (rounded up to the next year).

              n = number of months remaining in the current Guarantee Period
                (rounded up to the next month)

EXAMPLES -- MVA
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                      1.030
                 ---------------
$1,000 X    [(   1 + .035 + .00-   )   (84/12)  - 1]  = -$39.84
                        1)


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                      1.030
                 ---------------
$1,000 X    [(   1 + .025 + .00-   )   (84/12)  - 1]  = $27.61
                        1)


In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from

 74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 75

APPENDIX B: EXAMPLE -- SURRENDER CHARGES


FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                    CONTRACT WITH GAIN   CONTRACT WITH LOSS
                   Contract Value at time of full       $120,000.00          $ 80,000.00
                                       surrender:
             Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as the
           greatest of the earnings or 10% of the
           prior anniversary value:
                        Earnings in the contract:         20,000.00                 0.00
          10% of the prior anniversary's contract         11,500.00             8,500.00
                                           value:
                                                        -----------          -----------
                               Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the TFA that is from
           Purchase Payments:
                               Total Free Amount:         20,000.00             8,500.00
                        Earnings in the contract:         20,000.00                 0.00
              Purchase Payments being Surrendered              0.00             8,500.00
                                      Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                             WD =        120,000.00            80,000.00      = the amount of the
                                                                                                surrender
                                            TFA =         20,000.00             8,500.00      = the total free amount,
                                                                                                step 1
                                             CV =        120,000.00            80,000.00      = the contract value at
                                                                                                the time of the
                                                                                                surrender
                                             PR =              100%                 100%      = the premium ratio
STEP 4.    We calculate Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR  X (PP - PPF)
                                             PR =              100%                 100%      = premium ratio,
                                                                                                step 3
                                             PP =        100,000.00           100,000.00      = purchase payments not
                                                                                                previously surrendered
                                            PPF =              0.00             8,500.00      = purchase payments
                                                                                                being surrendered
                                                                                                free, step 2
                                            CPP =        100,000.00            91,500.00
STEP 5.    We calculate the Surrender Charges:
                    Chargeable Purchase Payments:        100,000.00            91,500.00
                     Surrender Charge Percentage:                7%                   7%
                                Surrender Charge:          7,000.00             6,405.00
STEP 6.    We calculate the Net Surrender Value:         120,000.00            80,000.00
                      Contract Value Surrendered:         (7,000.00)           (6,405.00)
              Contract Charge (assessed upon full            (30.00)              (30.00)
                                      surrender):
                     NET FULL SURRENDER PROCEEDS:        112,970.00            73,565.00




 76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and


- you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and


- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------


                                                  CONTRACT WITH GAIN   CONTRACT WITH LOSS
              Contract Value at time of partial       $120,000.00          $ 80,000.00
                                     surrender:
           Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as
           the greatest of the earnings or 10%
           of the prior anniversary value:
                      Earnings in the contract:         20,000.00                 0.00
                 10% of the prior anniversary's         11,500.00             8,500.00
                                contract value:
                                                      -----------          -----------
                             Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the TFA that is from
           Purchase Payments:
                             Total Free Amount:         20,000.00             8,500.00
                      Earnings in the contract:         20,000.00                 0.00
            Purchase Payments being Surrendered              0.00             8,500.00
                                    Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                           WD =         50,000.00            50,000.00      = the amount of the
                                                                                              surrender
                                          TFA =         20,000.00             8,500.00      = the total free
                                                                                              amount, step 1
                                           CV =        120,000.00            80,000.00      = the contract value at
                                                                                              the time of surrender
                                           PR =               30%                  58%      = the premium ratio
STEP 4.    We calculate the Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR  X (PP - PPF)
                                           PR =               30%                  58%      = premium ratio, step 3
                                           PP =        100,000.00           100,000.00      = purchase payments not
                                                                                              previously
                                                                                              surrendered
                                          PPF =              0.00             8,500.00      = purchase payments
                                                                                              being surrendered
                                                                                              free, step 2
                                          CPP =         30,000.00            53,108.39      =  chargeable purchase
                                                                                              payments being
                                                                                              surrendered
STEP 5.    We calculate the Surrender Charges:
                  Chargeable Purchase Payments:         30,000.00            53,108.39
                   Surrender Charge Percentage:                7%                   7%
                              Surrender Charge:             2,100                3,718
STEP 6.    We calculate the Net Surrender
           Value:
                    Contract Value Surrendered:         50,000.00            50,000.00
                              SURRENDER CHARGE:         (2,100.00)           (3,717.59)
                NET PARTIAL SURRENDER PROCEEDS:         47,900.00            46,282.41





    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 77

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage in the year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                  CONTRACT WITH GAIN   CONTRACT WITH LOSS
                 Contract Value at time of full       $120,000.00          $ 80,000.00
                                     surrender:
           Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as
           the greatest of the earnings or 10%
           of the prior anniversary value:
                      Earnings in the Contract:         20,000.00                 0.00
                 10% of the prior anniversary's         11,500.00             8,500.00
                                contract value:
                                                      -----------          -----------
                             Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the TFA and Amount Free
           that is from Purchase Payments:
                             Total Free Amount:         20,000.00             8,500.00
                      Earnings in the contract:         20,000.00                 0.00
            Purchase Payments being Surrendered              0.00             8,500.00
                                    Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                           WD =        120,000.00            80,000.00      = the amount of the
                                                                                              surrender
                                          TFA =         20,000.00             8,500.00      = the total free
                                                                                              amount, step 1
                                           CV =        120,000.00            80,000.00      = the contract value at
                                                                                              the time of the
                                                                                              surrender
                                           PR =              100%                 100%
STEP 4.    We calculate Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR X (PP - PPF)
                                           PR =              100%                 100%      = premium ratio,
                                                                                              step 3
                                           PP =        100,000.00           100,000.00      = purchase payments not
                                                                                              previously
                                                                                              surrendered
                                          PPF =              0.00             8,500.00      = purchase payments
                                                                                              being surrendered
                                                                                              free, step 2
                                          CPP =        100,000.00            91,500.00
STEP 5.    We calculate the Surrender Charges:
                  Chargeable Purchase Payments:        100,000.00            91,500.00
                   Surrender Charge Percentage:                7%                   7%
                              Surrender Charge:          7,000.00             6,405.00
STEP 6.    We calculate the Net Surrender              120,000.00            80,000.00
           Value:
                    Contract Value Surrendered:         (7,000.00)           (6,405.00)
            Contract Charge (assessed upon full            (30.00)              (30.00)
                                    surrender):
                   NET FULL SURRENDER PROCEEDS:        112,970.00            73,565.00




 78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and


- you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and


- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------


                                                  CONTRACT WITH GAIN   CONTRACT WITH LOSS
              Contract Value at time of partial       $120,000.00          $ 80,000.00
                                     surrender:
           Contract Value on prior anniversary:        115,000.00            85,000.00
STEP 1.    We determine the Total Free Amount
           (TFA) available in the contract as
           the greatest of the earnings or 10%
           of the prior anniversary value:
                      Earnings in the contract:         20,000.00                 0.00
                 10% of the prior anniversary's         11,500.00             8,500.00
                                contract value:
                                                      -----------          -----------
                             Total Free Amount:         20,000.00             8,500.00
STEP 2.    We determine the Amount Free that is
           from Purchase Payments:
                             Total Free Amount:         20,000.00             8,500.00
                      Earnings in the contract:         20,000.00                 0.00
            Purchase Payments being Surrendered              0.00             8,500.00
                                    Free (PPF):
STEP 3.    We calculate the Premium Ratio (PR):
           PR = [WD - TFA] / [CV - TFA]
                                           WD =         50,000.00            50,000.00      = the amount of the
                                                                                              surrender
                                          TFA =         20,000.00             8,500.00      = the total free
                                                                                              amount, step 1
                                           CV =        120,000.00            80,000.00      = the contract value at
                                                                                              the time of surrender
                                           PR =               30%                  58%      = the premium ratio
STEP 4.    We calculate the Chargeable Purchase
           Payments being Surrendered (CPP):
           CPP = PR X (PP - PPF)
                                           PR =               30%                  58%      = premium ratio,
                                                                                              step 3
                                           PP =        100,000.00           100,000.00      = purchase payments not
                                                                                              previously
                                                                                              surrendered
                                          PPF =              0.00             8,500.00      =  purchase payments
                                                                                              being surrendered
                                                                                              free, step 2
                                          CPP =         30,000.00            53,108.39      = chargeable purchase
                                                                                              payments being
                                                                                              surrendered
STEP 5.    We calculate the Surrender Charges:
                  Chargeable Purchase Payments:         30,000.00            53,108.39
                   Surrender Charge Percentage:                7%                   7%
                              Surrender Charge:             2,100                3,718
STEP 6.    We calculate the Net Surrender
           Value:
                    Contract Value Surrendered:         50,000.00            50,000.00
                              SURRENDER CHARGE:         (2,100.00)           (3,717.00)
                NET PARTIAL SURRENDER PROCEEDS:         47,900.00            46,282.41





    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 79

APPENDIX C: EXAMPLE -- OPTIONAL BENEFITS


EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option.

- The Accumulation Benefit rider fee is 0.60%.

END OF
CONTRACT       ASSUMED NET       PARTIAL SURRENDER           ADJUSTED                      ACCUMULATION
YEAR         RATE OF RETURN     (BEGINNING OF YEAR)     PARTIAL SURRENDER       MCAV      BENEFIT AMOUNT     CONTRACT VALUE
1                   12%                    0                      0           100,000              0             111,328
2                   15%                    0                      0           102,422              0             127,259
3                    3%                    0                      0           104,861              0             130,290
4                   -8%                    0                      0           104,861              0             119,148
5                  -15%                    0                      0           104,861              0             100,647
6                   20%                2,000                  2,084           102,778              0             117,666
7                   15%                    0                      0           108,252              0             134,504
8                  -10%                    0                      0           108,252              0             120,327
9                  -20%                5,000                  4,498           103,754              0              91,639
10                 -12%                    0                      0           103,754         23,734             103,754



EXAMPLE -- WITHDRAWAL BENEFIT

The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- The contract earns a net return of -5%.

- The Withdrawal Benefit rider fee is 0.60%.


 80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.


CONTRACT        CONTRACT VALUE            WITHDRAWAL         CONTRACT VALUE
YEAR         (BEGINNING OF YEAR)     (BEGINNING OF YEAR)      (END OF YEAR)        GBA         RBA
1                  $100,000                 $7,000               $87,820        $100,000     $93,000
2                    87,820                  7,000                76,318         100,000      86,000
3                    76,318                  7,000                65,457         100,000      79,000
4                    65,457                  7,000                55,201         100,000      72,000
5                    55,201                  7,000                45,516         100,000      65,000
6                    45,516                  7,000                36,371         100,000      58,000
7                    36,371                  7,000                27,735         100,000      51,000
8                    27,735                  7,000                19,550         100,000      44,000
9                    19,550                  7,000                11,821         100,000      37,000
10                   11,821                  7,000                 4,523         100,000      30,000
11                    4,523                  7,000                     0         100,000      23,000
12                        0                  7,000                     0         100,000      16,000
13                        0                  7,000                     0         100,000       9,000
14                        0                  7,000                     0         100,000       2,000
15                        0                  2,000                     0         100,000           0



EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
        The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments                                                         $20,000
        minus adjusted partial surrenders, calculated as:
        $1,500 x $20,000

        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
        for a death benefit of:                                                         $18,333



EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
        The maximum anniversary value immediately preceding the date of death plus any payments
        made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                          $24,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $24,000

        ----------------  =                                                              -1,636
             $22,000
                                                                                        -------
        for a death benefit of:                                                         $22,364



EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 81

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
         The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
         Greatest of your 5-year contract anniversary contract values:                   $30,000
         plus purchase payments made since that anniversary:                                  +0
         minus adjusted partial surrenders, calculated as:
         $1,500 x $30,000

         ----------------  =                                                              -1,800
              $25,000
                                                                                         -------
         for a death benefit of:                                                         $28,200



EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

     MAV death benefit amount (contract value):                                          $110,000
     plus the EEB which equals 40% of earnings at death (MAV death benefit amount minus payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
                                                                                         --------
  Total death benefit of:                                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                               $110,000
     plus the EEB (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
                                                                                         --------
  Total death benefit of:                                                                $114,000


- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

                                MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
                                            ($50,000 x $110,000)

                                $110,000 -  --------------------  =                                     $57,619
                                                  $105,000
                                plus the EEB (40% of earnings at death):
                                0.40 x ($57,619 - $55,000) =                                             +1,048
                                                                                                        -------
   Total death benefit of:                                                                              $58,667


- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

     MAV death benefit amount (contract value):                                          $200,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                                            +55,000
                                                                                         --------
  Total death benefit of:                                                                $255,000




 82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

     MAV death benefit amount (contract value less purchase payment credits reversed)    $250,000
     plus the EEB (40% of earnings at death)
     0.40 x 2.50 x ($55,000) =                                                            +55,000
                                                                                         --------
  Total death benefit of:                                                                $305,000


- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

     MAV death benefit amount (contract value):                                          $250,500
     plus the EEB which equals 40% of earnings at death (the standard death benefit amount minus payments not previously surrendered):
     0.40 x ($250,500 - $105,000) =                                                       +58,200
                                                                                         --------
  Total death benefit of:                                                                $308,700



EXAMPLE -- EEP DEATH BENEFIT

- You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

     MAV death benefit amount (contract value):                                          $110,000
     plus the EEP Part I which equals 40% of earnings at death (the MAV death benefit amount minus purchase payments not previously surrendered):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
                                                                                         --------
  Total death benefit of:                                                                $114,000


- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

     MAV death benefit amount (maximum anniversary value):                               $110,000
     plus the EEP Part I (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                                        +4,000
     plus the EEP Part II which in the third contract year
     equals 10% of exchange purchase payments identified at
     issue and not previously surrendered:
     0.10 x $100,000 =                                                                    +10,000
                                                                                         --------
  Total death benefit of:                                                                $124,000




    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 83

- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 -- $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:


  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
                 ($50,000 x $110,000)

     $110,000 -  --------------------  =                                                     $57,619
                       $105,000
  plus the EEP Part I (40% of earnings at death):
  0.40 x ($57,619 - $55,000) =                                                                +1,048
  plus the EEP Part II which in the third contract year
  equals 10% of exchange purchase payments identified at
  issue and not previously surrendered:
  0.10 x $55,000 =                                                                            +5,500
                                                                                             -------
Total death benefit of:                                                                      $64,167



- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

     MAV death benefit amount (contract value):                                          $200,000
     plus the EEP Part I (40% of earnings at death)
     .40 x (2.50 x $55,000) =                                                             +55,000
     plus the EEP Part II which after the fourth contract
     year equals 20% of exchange purchase payments identified at issue
     and not previously surrendered: 0.20 x $55,000 =                                     +11,000
                                                                                         --------
  Total death benefit of:                                                                $266,000


- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

     MAV death benefit amount (contract value less purchase
     payment credits reversed):                                                          $250,000
     plus the EEP Part I (40% of earnings at death)
     .40 x (2.50 x $55,000) =                                                             +55,000
     plus the EEP Part II, which after the fourth contract year equals 20%
     of exchange purchase payments identified at issue and
     Not previously surrendered: 0.20 x $55,000 =                                         +11,000
                                                                                         --------
  Total death benefit of:                                                                $316,000


- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

     MAV death benefit amount (contract value):                                          $250,500
     the EEP Part I which equals 40% of earnings
     at death (the MAV death benefit minus payments not
     previously surrendered):
     0.40 x ($250,500 - $105,000) =                                                       +58,200
     plus the EEP Part II, which after the fourth contract
     year equals 20% of exchange purchase payments identified at issue
     And not previously surrendered: 0.20 x $55,000 =                                     +11,000
                                                                                         --------
  Total death benefit of:                                                                $319,700




 84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.




VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2000    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.26    $1.14   $1.08   $1.00   $0.94   $0.73   $0.98   $1.00      --      --
Accumulation unit value at end of period            $0.72    $1.26   $1.14   $1.08   $1.00   $0.94   $0.73   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             495      371     489   1,554     110      85       4       6      --      --

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.63    $1.48   $1.28   $1.18   $1.03   $0.77   $0.98   $1.00      --      --
Accumulation unit value at end of period            $0.86    $1.63   $1.48   $1.28   $1.18   $1.03   $0.77   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              71      208     183     141     107     284     180       3      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.08    $1.39   $1.20   $1.14   $1.06   $0.82   $0.97   $1.00      --      --
Accumulation unit value at end of period            $0.44    $1.08   $1.39   $1.20   $1.14   $1.06   $0.82   $0.97      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             149       54     158     140     132      66       3      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.14    $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.81    $1.14   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              73      115   1,114      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period      $1.58    $1.39   $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period            $0.93    $1.58   $1.39   $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,794    1,479     105       5      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $0.86    $0.81   $0.73   $0.72   $0.69   $0.48   $0.91   $1.00      --      --
Accumulation unit value at end of period            $0.48    $0.86   $0.81   $0.73   $0.72   $0.69   $0.48   $0.91      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             351      275     418     532     249      96       3      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period      $1.36    $1.14   $1.06   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period            $0.71    $1.36   $1.14   $1.06      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              49       61     653     144      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $1.37    $1.31   $1.13   $1.09   $0.98   $0.75   $0.97   $1.00      --      --
Accumulation unit value at end of period            $0.81    $1.37   $1.31   $1.13   $1.09   $0.98   $0.75   $0.97      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             452    1,081   1,374   1,186     726     969     310     136      --      --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of period      $2.68    $2.55   $1.90   $1.64   $1.32   $0.92   $0.98   $1.00      --      --
Accumulation unit value at end of period            $1.24    $2.68   $2.55   $1.90   $1.64   $1.32   $0.92   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,352    3,600   3,592   2,607     984     472     606     210      --      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.70    $1.45   $1.17   $1.04   $0.91   $0.74   $0.93   $1.00      --      --
Accumulation unit value at end of period            $0.93    $1.70   $1.45   $1.17   $1.04   $0.91   $0.74   $0.93      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             286      389     365     314     127       5     254       1      --      --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $0.90    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.68    $0.90      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,327    1,710      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period      $1.20    $1.00   $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period            $0.69    $1.20   $1.00   $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              72      187   2,939     618      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.51    $1.61   $1.36   $1.31   $1.15   $0.90   $1.04   $1.00      --      --
Accumulation unit value at end of period            $1.10    $1.51   $1.61   $1.36   $1.31   $1.15   $0.90   $1.04      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             483      848   1,060   1,104   1,064     673     483     146      --      --
----------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 85

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of period      $1.16    $1.13   $1.05   $1.00   $0.93   $0.78   $0.89   $0.96   $1.00      --
Accumulation unit value at end of period            $0.79    $1.16   $1.13   $1.05   $1.00   $0.93   $0.78   $0.89   $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              24       21      18       5      54       8       8       6       5      --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period      $1.09    $1.07   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.81    $1.09   $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             402      788     585      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $1.02   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.72    $1.20   $1.02      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,506    5,466   2,834      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.27    $1.07   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.65    $1.27   $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             730      772   2,194      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $0.97   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.75    $1.13   $0.97      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             506      677   1,600      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.04    $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.76    $1.04   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,025    2,116   2,567      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of period      $1.84    $1.62   $1.32   $1.15   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $1.07    $1.84   $1.62   $1.32   $1.15      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             408      500     669     661      76      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.21    $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.69    $1.21   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,518    7,443   6,582      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.42    $1.28   $1.14   $1.06   $1.01   $0.83   $1.00   $1.00      --      --
Accumulation unit value at end of period            $0.82    $1.42   $1.28   $1.14   $1.06   $1.01   $0.83   $1.00      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             963    1,126   1,624   1,338     994     432     233     132      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $2.39    $2.08   $1.86   $1.59   $1.28   $0.93   $1.04   $1.00      --      --
Accumulation unit value at end of period            $1.43    $2.39   $2.08   $1.86   $1.59   $1.28   $0.93   $1.04      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,823    3,786   4,011   2,702   1,034     510     325     132      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.93    $1.66   $1.42   $1.20   $1.06   $0.75   $0.95   $1.00      --      --
Accumulation unit value at end of period            $1.08    $1.93   $1.66   $1.42   $1.20   $1.06   $0.75   $0.95      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             771      890   1,130     728     573     205     324       7      --      --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period      $2.58    $3.27   $2.73   $2.42   $1.85   $1.37   $1.35   $1.26   $0.96   $1.00
Accumulation unit value at end of period            $1.48    $2.58   $3.27   $2.73   $2.42   $1.85   $1.37   $1.35   $1.26   $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                             262      688     836     667     487     349     205     211     148       4
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of period      $2.42    $2.49   $2.14   $1.98   $1.61   $1.22   $1.35   $1.20   $0.96   $1.00
Accumulation unit value at end of period            $1.61    $2.42   $2.49   $2.14   $1.98   $1.61   $1.22   $1.35   $1.20   $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                             465      576     738     593     414     242     282     150       9       2
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.57    $1.53   $1.30   $1.18   $1.05   $0.85   $0.97   $1.00      --      --
Accumulation unit value at end of period            $0.98    $1.57   $1.53   $1.30   $1.18   $1.05   $0.85   $0.97      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             670      761     865     716     533     667     130      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period      $2.78    $2.71   $2.34   $2.09   $1.67   $1.31   $1.38   $1.24   $0.95   $1.00
Accumulation unit value at end of period            $1.74    $2.78   $2.71   $2.34   $2.09   $1.67   $1.31   $1.38   $1.24   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,060    2,008   2,339   1,930     834     639     450     200      15       8
----------------------------------------------------------------------------------------------------------------------------------



 86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.15    $1.18   $1.05   $0.99   $0.87   $0.67   $0.87   $0.99   $1.10   $1.00
Accumulation unit value at end of period            $0.72    $1.15   $1.18   $1.05   $0.99   $0.87   $0.67   $0.87   $0.99   $1.10
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,128    1,678   2,499   3,019   1,522     735     694     943     577     170
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.06    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.63    $1.06      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,240    5,448      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/15/1999)
Accumulation unit value at beginning of period      $1.40    $1.27   $1.04   $0.94   $0.83   $0.65   $0.73   $0.96   $1.07   $1.00
Accumulation unit value at end of period            $0.87    $1.40   $1.27   $1.04   $0.94   $0.83   $0.65   $0.73   $0.96   $1.07
Number of accumulation units outstanding at end
  of period (000 omitted)                             277    1,072   1,291   1,238   1,236   2,397     636     253      57       8
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period      $1.02    $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.60    $1.02      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             127       65      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of period      $0.79    $0.71   $0.67   $0.64   $0.59   $0.49   $0.68   $0.91   $1.00      --
Accumulation unit value at end of period            $0.49    $0.79   $0.71   $0.67   $0.64   $0.59   $0.49   $0.68   $0.91      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             260      317     481     640     522     874     785     913     533      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of period      $1.02    $1.01   $0.90   $0.86   $0.81   $0.61   $0.90   $0.96   $1.00      --
Accumulation unit value at end of period            $0.62    $1.02   $1.01   $0.90   $0.86   $0.81   $0.61   $0.90   $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              92      130     243     558     576     622     485     548     352      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (02/04/2004)
Accumulation unit value at beginning of period      $1.28    $1.24   $1.12   $1.10   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.99    $1.28   $1.24   $1.12   $1.10      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             257      226     264     291      92      --      --      --      --      --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period      $2.28    $1.80   $1.38   $1.19   $0.92   $0.68   $0.89   $1.00      --      --
Accumulation unit value at end of period            $1.41    $2.28   $1.80   $1.38   $1.19   $0.92   $0.68   $0.89      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             821      765   1,065     588     211     139     139     138      --      --
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period      $1.07    $1.05   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.57    $1.07   $1.05      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,971    2,116   1,957      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.62    $1.53   $1.31   $1.16   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.96    $1.62   $1.53   $1.31   $1.16      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             777    1,099   1,309     756     158      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.41    $1.44   $1.26   $1.16   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.87    $1.41   $1.44   $1.26   $1.16      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             646      676     773     643     432      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.27    $1.16   $1.09   $1.07   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $1.08    $1.27   $1.16   $1.09   $1.07      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,498    9,223   6,331   3,173     403      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.04   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.94    $1.12   $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,628    4,555   4,105      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $1.11    $1.12   $1.10   $0.98   $0.92   $0.78   $0.98   $1.00      --      --
Accumulation unit value at end of period            $0.92    $1.11   $1.12   $1.10   $0.98   $0.92   $0.78   $0.98      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             111       67     195     218      67     170     145     129      --      --
----------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 87

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.78    $1.65   $1.30   $1.16   $1.01   $0.79   $0.96   $1.00      --      --
Accumulation unit value at end of period            $0.99    $1.78   $1.65   $1.30   $1.16   $1.01   $0.79   $0.96      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              91       69     164     145     194     207     881     418      --      --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of period      $1.11    $1.08   $1.03   $0.92   $0.78   $0.59   $0.86   $1.29   $1.36   $1.00
Accumulation unit value at end of period            $0.60    $1.11   $1.08   $1.03   $0.92   $0.78   $0.59   $0.86   $1.29   $1.36
Number of accumulation units outstanding at end
  of period (000 omitted)                             221      370     429     374     375     431     525   1,092   1,330     183
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.70       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             547       --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.84       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.76       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.73       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              67       --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.79       --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $1.09   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.69    $1.13   $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,641    3,570   3,666      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period      $1.37    $1.30   $1.13   $1.13   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.86    $1.37   $1.30   $1.13   $1.13      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              74      115      77     235     182      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of period      $1.82    $1.92   $1.61   $1.53   $1.28   $0.93   $1.07   $1.00      --      --
Accumulation unit value at end of period            $1.24    $1.82   $1.92   $1.61   $1.53   $1.28   $0.93   $1.07      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,353    3,487   2,495   2,068     860     982     627     411      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (09/15/1999)
Accumulation unit value at beginning of period      $1.26    $1.25   $1.10   $1.06   $0.97   $0.81   $0.94   $1.06   $1.09   $1.00
Accumulation unit value at end of period            $0.88    $1.26   $1.25   $1.10   $1.06   $0.97   $0.81   $0.94   $1.06   $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                             602      372     459     623     257     221     120     296     145      10
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of period      $1.22    $1.17   $1.13   $1.11   $1.11   $1.11   $1.10   $1.07   $1.01   $1.00
Accumulation unit value at end of period            $1.25    $1.22   $1.17   $1.13   $1.11   $1.11   $1.11   $1.10   $1.07   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,988   11,779   8,286   4,504   2,098     447   3,911   5,658   6,615   2,266
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were 0.35%
  and 0.36%, respectively.
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.43    $1.36   $1.31   $1.29   $1.24   $1.20   $1.14   $1.06   $1.02   $1.00
Accumulation unit value at end of period            $1.33    $1.43   $1.36   $1.31   $1.29   $1.24   $1.20   $1.14   $1.06   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,140    9,540   7,272   3,619   2,145   1,691     762     985     410      47
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.96    $1.83   $1.53   $1.36   $1.16   $0.82   $1.02   $1.01   $1.02   $1.00
Accumulation unit value at end of period            $1.16    $1.96   $1.83   $1.53   $1.36   $1.16   $0.82   $1.02   $1.01   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,565    9,289   9,434   5,165   3,041   1,239   1,262     281     218      23
----------------------------------------------------------------------------------------------------------------------------------



 88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period      $0.99    $0.97   $0.85   $0.80   $0.76   $0.59   $0.76   $0.94   $1.14   $1.00
Accumulation unit value at end of period            $0.57    $0.99   $0.97   $0.85   $0.80   $0.76   $0.59   $0.76   $0.94   $1.14
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,397    1,682   2,453   3,121   1,484     172     202     291     266     872
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.56    $1.46   $1.38   $1.46   $1.33   $1.18   $1.04   $1.03   $1.00   $1.00
Accumulation unit value at end of period            $1.55    $1.56   $1.46   $1.38   $1.46   $1.33   $1.18   $1.04   $1.03   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,861    3,115   2,645   1,377     741     714     251     249       4       3
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period      $1.13    $1.06   $1.05   $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $1.13    $1.13   $1.06   $1.05   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,307    2,713   2,959   1,455   5,004      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.41    $1.39   $1.26   $1.22   $1.10   $0.89   $0.95   $0.91   $1.01   $1.00
Accumulation unit value at end of period            $1.05    $1.41   $1.39   $1.26   $1.22   $1.10   $0.89   $0.95   $0.91   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                             713    1,605   1,925   2,397   2,886   4,230   1,480   1,549   1,186      48
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period      $1.17    $1.15   $1.07   $1.04   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.95    $1.17   $1.15   $1.07   $1.04      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,233    2,599   2,358     493      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.41    $1.25   $1.26   $1.15   $1.06   $0.87   $1.01   $1.00      --      --
Accumulation unit value at end of period            $0.78    $1.41   $1.25   $1.26   $1.15   $1.06   $0.87   $1.01      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             242      268     450     655     523     578     328      38      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period      $1.50    $1.37   $1.20   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period            $0.82    $1.50   $1.37   $1.20      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,658    1,406   2,575     115      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of period      $1.05    $1.01   $0.88   $0.85   $0.77   $0.61   $0.79   $0.90   $1.00      --
Accumulation unit value at end of period            $0.66    $1.05   $1.01   $0.88   $0.85   $0.77   $0.61   $0.79   $0.90      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,447    1,022   1,170   2,054   1,958   1,381     973     770     285      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.34    $1.28   $1.24   $1.23   $1.22   $1.21   $1.15   $1.09   $1.01   $1.00
Accumulation unit value at end of period            $1.30    $1.34   $1.28   $1.24   $1.23   $1.22   $1.21   $1.15   $1.09   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,394      817     493     688     870   1,097   1,275     592       1      10
----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period      $0.75    $0.73   $0.67   $0.62   $0.57   $0.47   $0.64   $0.94   $1.17   $1.00
Accumulation unit value at end of period            $0.42    $0.75   $0.73   $0.67   $0.62   $0.57   $0.47   $0.64   $0.94   $1.17
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,601    3,768   6,049   6,193   2,153   1,664   1,064   1,285   1,762     401
----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.34    $1.35   $1.14   $1.10   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.81    $1.34   $1.35   $1.14   $1.10      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              67       67     184      92      65      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period      $1.70    $1.79   $1.61   $1.54   $1.31   $0.89   $1.08   $1.16   $1.12   $1.00
Accumulation unit value at end of period            $1.04    $1.70   $1.79   $1.61   $1.54   $1.31   $0.89   $1.08   $1.16   $1.12
Number of accumulation units outstanding at end
  of period (000 omitted)                             113      214     333     514     779     660     393     378     286      28
----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
Accumulation unit value at beginning of period      $2.90    $2.11   $1.58   $1.19   $0.96   $0.69   $0.73   $0.75   $1.00      --
Accumulation unit value at end of period            $1.33    $2.90   $2.11   $1.58   $1.19   $0.96   $0.69   $0.73   $0.75      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,437    1,993   2,144   1,491     475     115     277       3       1      --
----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
Accumulation unit value at beginning of period      $1.28    $1.14   $0.92   $0.82   $0.70   $0.55   $0.67   $0.95   $1.27   $1.00
Accumulation unit value at end of period            $0.76    $1.28   $1.14   $0.92   $0.82   $0.70   $0.55   $0.67   $0.95   $1.27
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,080    1,307   1,343   1,252     848     143     488      65      81     133
----------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 89

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006    2005    2004    2003    2002    2001    2000    1999
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period      $1.34    $1.38   $1.19   $1.15   $1.00      --      --      --      --      --
Accumulation unit value at end of period            $0.85    $1.34   $1.38   $1.19   $1.15      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,700    3,639   4,892   3,642     641      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.23   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.62    $1.12   $1.23      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,961    1,463   1,473      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.21    $0.99   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period            $0.64    $1.21   $0.99      --      --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             270      140   1,068      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning of period      $2.67    $2.31   $1.69   $1.40   $1.08   $0.73   $0.85   $1.09   $1.51   $1.00
Accumulation unit value at end of period            $1.44    $2.67   $2.31   $1.69   $1.40   $1.08   $0.73   $0.85   $1.09   $1.51
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,433    2,932   3,471   2,814   1,701   1,136   1,484     769     599     112
----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning of period      $2.01    $1.92   $1.79   $1.62   $1.37   $0.96   $1.17   $1.05   $1.15   $1.00
Accumulation unit value at end of period            $1.21    $2.01   $1.92   $1.79   $1.62   $1.37   $0.96   $1.17   $1.05   $1.15
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,272    3,659   3,852   2,709   1,415   1,250     847     820     990     125
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period      $1.46    $1.38   $1.23   $1.15   $0.98   $0.72   $0.99   $1.00      --      --
Accumulation unit value at end of period            $0.87    $1.46   $1.38   $1.23   $1.15   $0.98   $0.72   $0.99      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             182      331     421     467     408     445     314     136      --      --
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.35    $1.20   $0.98   $0.93   $0.82   $0.58   $0.94   $1.00      --      --
Accumulation unit value at end of period            $0.79    $1.35   $1.20   $0.98   $0.93   $0.82   $0.58   $0.94      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             258      231      84      35      10      10       6       2      --      --
----------------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98    $1.00       --      --
Accumulation unit value at end of period      $0.71    $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             76,677   90,475  109,952  134,591   39,117   20,015   11,313    1,710       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98    $1.00       --      --
Accumulation unit value at end of period      $0.84    $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             16,534   23,253   25,868   24,349   20,043   10,924    6,981    1,459       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97    $1.00       --      --
Accumulation unit value at end of period      $0.43    $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             13,625    9,208   12,088   10,621   10,625    8,724    5,572    1,081       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.13    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.80    $1.13    $1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              8,014    5,881   33,923       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.57    $1.39    $1.09    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.93    $1.57    $1.39    $1.09       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             99,290   48,018    1,744      127       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91    $1.00       --      --
Accumulation unit value at end of period      $0.47    $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             19,001   21,716   25,440   31,926   14,454    7,882    3,769      490       --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.36    $1.14    $1.06    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.71    $1.36    $1.14    $1.06       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,750    4,111   14,120    2,021       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------



 90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96    $1.00       --      --
Accumulation unit value at end of period      $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             84,420  116,725  135,093  149,316  125,010   82,114   43,189    5,550       --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98    $1.00       --      --
Accumulation unit value at end of period      $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            202,780  217,241  203,016  153,107   70,504   34,604   12,313      805       --      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93    $1.00       --      --
Accumulation unit value at end of period      $0.92    $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             32,736   42,202   45,349   43,612   34,180   21,555   11,378    1,950       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.90    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.68    $0.90       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             54,402   56,815       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.19    $0.99    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.69    $1.19    $0.99    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             12,809   13,321   78,916   10,074       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04    $1.00       --      --
Accumulation unit value at end of period      $1.08    $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             82,749  118,591  136,167  142,660  110,681   74,984   42,497    7,356       --      --
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                      $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89    $0.96    $1.00      --
Accumulation unit value at end of period      $0.78    $1.14    $1.12    $1.04    $0.99    $0.92    $0.78    $0.89    $0.96      --
Number of accumulation units outstanding
  at end of period (000 omitted)             18,431   21,893   24,975   23,850   20,551   15,315    9,520    4,490    1,283      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.08    $1.07    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.81    $1.08    $1.07       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             31,527   41,917   48,099       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.19    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.72    $1.19    $1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            310,527  204,077  121,798       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.27    $1.07    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.65    $1.27    $1.07       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             41,006   32,112   59,299       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.13    $0.97    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.74    $1.13    $0.97       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             30,400   17,045   51,380       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.04    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.75    $1.04    $1.03       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            119,741  111,086  103,830       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.83    $1.61    $1.32    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $1.06    $1.83    $1.61    $1.32    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             12,645   16,521   19,055   15,273    4,245       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.20    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.68    $1.20    $1.03       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            398,515  294,643  244,121       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00    $1.00       --      --
Accumulation unit value at end of period      $0.81    $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            113,690  148,743  173,861  189,109  187,351  119,284   48,686    6,363       --      --
-----------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 91

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04    $1.00       --      --
Accumulation unit value at end of period      $1.41    $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            236,346  264,423  290,678  260,492  188,565  109,647   50,458    6,903       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95    $1.00       --      --
Accumulation unit value at end of period      $1.06    $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             53,513   66,434   74,339   70,878   66,935   31,322   13,157    2,147       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34    $1.25    $0.96   $1.00
Accumulation unit value at end of period      $1.45    $2.53    $3.23    $2.70    $2.39    $1.83    $1.36    $1.34    $1.25   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)             62,873   93,100  128,540  139,618  120,456   87,330   59,317   24,477    6,879     885
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35    $1.19    $0.96   $1.00
Accumulation unit value at end of period      $1.58    $2.38    $2.45    $2.11    $1.96    $1.59    $1.21    $1.35    $1.19   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)             52,033   66,946   78,886   78,073   59,293   43,978   29,743   10,800    2,846     586
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97    $1.00       --      --
Accumulation unit value at end of period      $0.97    $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             68,255   94,998   90,391   69,986   45,710   26,370   10,942      942       --      --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37    $1.23    $0.95   $1.00
Accumulation unit value at end of period      $1.71    $2.73    $2.67    $2.31    $2.07    $1.65    $1.30    $1.37    $1.23   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             97,291  139,637  163,687  174,918  115,616   83,015   56,079   23,748    7,622   1,634
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86    $0.99    $1.10   $1.00
Accumulation unit value at end of period      $0.71    $1.14    $1.16    $1.04    $0.98    $0.86    $0.67    $0.86    $0.99   $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)            131,282  187,585  231,223  248,935  128,074   83,166   71,820   60,343   42,626   8,981
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $1.06    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.63    $1.06       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            238,472  154,650       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.37    $1.25    $1.03    $0.93    $0.82    $0.64    $0.72    $0.96    $1.07   $1.00
Accumulation unit value at end of period      $0.86    $1.37    $1.25    $1.03    $0.93    $0.82    $0.64    $0.72    $0.96   $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)             49,466   69,884   86,802  101,054   90,221   62,349   29,532   15,860    7,958   1,981
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of
  period                                      $1.02    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.60    $1.02       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              1,524    1,080       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                      $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68    $0.91    $1.00      --
Accumulation unit value at end of period      $0.48    $0.77    $0.70    $0.66    $0.64    $0.59    $0.48    $0.68    $0.91      --
Number of accumulation units outstanding
  at end of period (000 omitted)             63,755   80,158  100,533  117,493  108,239   91,666   69,576   50,212   19,521      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                      $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90    $0.96    $1.00      --
Accumulation unit value at end of period      $0.61    $1.01    $0.99    $0.89    $0.85    $0.81    $0.61    $0.90    $0.96      --
Number of accumulation units outstanding
  at end of period (000 omitted)             32,039   42,261   51,188   62,995   77,406   74,690   59,272   34,072   12,308      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.27    $1.23    $1.11    $1.09    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.98    $1.27    $1.23    $1.11    $1.09       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             27,798   35,070   36,759   33,809   12,116       --       --       --       --      --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89    $1.00       --      --
Accumulation unit value at end of period      $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             67,989   78,212   71,164   55,870   28,362   18,051   10,543    2,997       --      --
-----------------------------------------------------------------------------------------------------------------------------------



 92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.07    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.57    $1.07    $1.04       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             78,811   64,614   57,067       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.60    $1.52    $1.31    $1.16    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.95    $1.60    $1.52    $1.31    $1.16       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             36,705   48,173   51,514   33,811   11,540       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.40    $1.43    $1.26    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.86    $1.40    $1.43    $1.26    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             27,205   34,265   34,462   18,592    7,652       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.26    $1.16    $1.09    $1.07    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $1.07    $1.26    $1.16    $1.09    $1.07       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            569,070  536,032  339,587  150,945   22,945       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.12    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.93    $1.12    $1.04       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            228,912  161,214  154,199       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                      $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98    $1.00       --      --
Accumulation unit value at end of period      $0.90    $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             15,248   19,770   25,848   27,299   21,518   18,023   11,416    2,137       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96    $1.00       --      --
Accumulation unit value at end of period      $0.98    $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             20,502   29,411   34,316   37,980   40,598   38,012   20,773    2,460       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.10    $1.06    $1.02    $0.91    $0.78    $0.59    $0.85    $1.29    $1.36   $1.00
Accumulation unit value at end of period      $0.59    $1.10    $1.06    $1.02    $0.91    $0.78    $0.59    $0.85    $1.29   $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)             25,511   33,551   42,808   49,747   57,095   67,224   72,033   74,819   49,764   5,084
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.71       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              6,188       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.84       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             11,487       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.76       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             25,617       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.74       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             16,958       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.80       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             11,805       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.12    $1.09    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.68    $1.12    $1.09       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            183,635  117,605  123,150       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.36    $1.29    $1.12    $1.12    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.85    $1.36    $1.29    $1.12    $1.12       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              6,409    9,188    9,786   10,247    4,730       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 93

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of
  period                                      $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07    $1.00       --      --
Accumulation unit value at end of period      $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            156,845  148,793  126,637  127,559   90,541   67,609   43,199    6,885       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94    $1.05    $1.09   $1.00
Accumulation unit value at end of period      $0.86    $1.24    $1.23    $1.08    $1.05    $0.97    $0.81    $0.94    $1.05   $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)             61,707   86,628   89,309   92,705   84,704   79,035   64,273   37,760   28,348   5,220
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09    $1.06    $1.01   $1.00
Accumulation unit value at end of period      $1.22    $1.20    $1.16    $1.12    $1.10    $1.10    $1.10    $1.09    $1.06   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            399,214  286,121  258,492  193,996  187,100  203,753  255,251  243,870  171,785  65,522
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were 0.15%
  and 0.15%, respectively.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13    $1.06    $1.01   $1.00
Accumulation unit value at end of period      $1.30    $1.40    $1.34    $1.30    $1.28    $1.23    $1.19    $1.13    $1.06   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            610,707  599,680  511,100  332,677  221,377  188,939  154,530   83,968   30,783   7,186
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02    $1.01    $1.03   $1.00
Accumulation unit value at end of period      $1.15    $1.94    $1.81    $1.52    $1.35    $1.15    $0.82    $1.02    $1.01   $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)            530,216  560,416  585,144  408,559  255,776  134,486   86,442   43,328   12,124   3,149
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                      $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76    $0.93    $1.14   $1.00
Accumulation unit value at end of period      $0.56    $0.98    $0.96    $0.84    $0.79    $0.75    $0.59    $0.76    $0.93   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)            301,682  383,078  450,207  263,828  130,790   69,981   52,124   26,327   24,003   5,333
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03    $1.03    $1.00   $1.00
Accumulation unit value at end of period      $1.52    $1.54    $1.44    $1.36    $1.44    $1.32    $1.18    $1.03    $1.03   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            201,728  204,316  169,931  130,135   82,347   51,936   31,133   16,572    8,968   1,552
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                      $1.13    $1.05    $1.05    $1.03    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $1.12    $1.13    $1.05    $1.05    $1.03       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            171,393  147,400  161,490   91,038    2,274       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95    $0.91    $1.01   $1.00
Accumulation unit value at end of period      $1.03    $1.39    $1.37    $1.25    $1.21    $1.09    $0.88    $0.95    $0.91   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            147,297  218,538  251,768  262,154  242,254  177,150   93,845   58,348   31,722   7,774
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                      $1.16    $1.14    $1.07    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.94    $1.16    $1.14    $1.07    $1.04       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            128,653  116,516  109,316   29,477    1,052       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00    $1.00       --      --
Accumulation unit value at end of period      $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             38,730   50,337   62,826   47,283   53,376   42,780   16,388    2,489       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.49    $1.36    $1.19    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.81    $1.49    $1.36    $1.19       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             76,989   71,709  101,239    6,605       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                      $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79    $0.91    $1.00      --
Accumulation unit value at end of period      $0.65    $1.04    $1.00    $0.87    $0.84    $0.77    $0.61    $0.79    $0.91      --
Number of accumulation units outstanding
  at end of period (000 omitted)            100,420  127,010  139,008  154,949  144,039  103,587   64,771   35,957    9,812      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14    $1.08    $1.00   $1.00
Accumulation unit value at end of period      $1.27    $1.31    $1.25    $1.22    $1.21    $1.21    $1.20    $1.14    $1.08   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            125,698  120,018  125,729  145,087  160,725  155,718  124,866   50,510   16,258  11,135
-----------------------------------------------------------------------------------------------------------------------------------



 94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                      $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65    $0.95    $1.18   $1.00
Accumulation unit value at end of period      $0.41    $0.75    $0.73    $0.66    $0.62    $0.57    $0.48    $0.65    $0.95   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)            180,650  283,769  326,108  323,849  191,140  192,314  135,693  129,186   97,754  16,891
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                      $1.33    $1.34    $1.14    $1.10    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.80    $1.33    $1.34    $1.14    $1.10       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,696    7,988    7,937    6,232    3,498       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                      $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08    $1.16    $1.12   $1.00
Accumulation unit value at end of period      $1.03    $1.68    $1.77    $1.60    $1.53    $1.30    $0.89    $1.08    $1.16   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)             26,621   38,095   49,721   59,243   61,563   44,627   29,202   22,792   14,830   2,970
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                      $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72    $0.74    $1.00      --
Accumulation unit value at end of period      $1.29    $2.81    $2.05    $1.54    $1.16    $0.94    $0.68    $0.72    $0.74      --
Number of accumulation units outstanding
  at end of period (000 omitted)            111,551   89,546   89,672   75,520   22,549    8,256    4,750    1,789      906      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67    $0.95    $1.27   $1.00
Accumulation unit value at end of period      $0.74    $1.26    $1.12    $0.91    $0.81    $0.69    $0.55    $0.67    $0.95   $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)             55,412   75,421   80,961   77,787   51,446   23,614   20,012   15,821   13,967   2,575
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.33    $1.37    $1.19    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.85    $1.33    $1.37    $1.19    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            227,595  224,730  258,223  203,272   36,974       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.11    $1.23    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.61    $1.11    $1.23       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             88,969   51,109   51,499       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.20    $0.99    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.64    $1.20    $0.99       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             17,546   14,940   37,273       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85    $1.08    $1.51   $1.00
Accumulation unit value at end of period      $1.42    $2.62    $2.27    $1.67    $1.38    $1.07    $0.72    $0.85    $1.08   $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)            142,736  164,570  186,862  170,230  104,567   66,022   43,554   27,818   18,245   1,234
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16    $1.05    $1.15   $1.00
Accumulation unit value at end of period      $1.18    $1.98    $1.89    $1.77    $1.60    $1.36    $0.96    $1.16    $1.05   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)            176,483  212,646  235,960  241,623  184,961  129,824   78,311   40,791   23,813   2,476
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99    $1.00       --      --
Accumulation unit value at end of period      $0.86    $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             22,799   30,772   36,471   41,049   43,145   38,865   25,397    3,701       --      --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94    $1.00       --      --
Accumulation unit value at end of period      $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             29,488   35,670   25,726   19,618   22,185   19,289    9,992    2,060       --      --
-----------------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES
  II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98    $1.00       --      --
Accumulation unit value at end of period      $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             38,700   46,783   56,007   64,800   21,785   12,215    7,624    1,711       --      --
-----------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 95

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98    $1.00       --      --
Accumulation unit value at end of period      $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              9,784   13,998   14,692   13,500   12,074    7,348    4,808    1,224       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.96    $1.00       --      --
Accumulation unit value at end of period      $0.42    $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              8,723    5,805    7,305    6,396    6,649    5,460    3,709      901       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.13    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.80    $1.13    $1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,240    3,964   15,226       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.57    $1.38    $1.09    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.92    $1.57    $1.38    $1.09       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             53,711   23,729    1,198      107       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91    $1.00       --      --
Accumulation unit value at end of period      $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              8,853   10,072   12,094   14,960    8,076    5,212    2,845      911       --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.35    $1.14    $1.06    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.70    $1.35    $1.14    $1.06       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              2,593    2,415    5,609      801       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00       --      --
Accumulation unit value at end of period      $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             53,105   74,246   84,552   91,924   75,935   54,358   29,770    4,363       --      --
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00       --      --
Accumulation unit value at end of period      $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            122,930  135,634  127,479   94,909   44,705   24,114    9,270      790       --      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93    $1.00       --      --
Accumulation unit value at end of period      $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             19,242   25,059   26,700   27,136   22,031   15,471    8,200    1,927       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.90    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.67    $0.90       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             30,504   28,466       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.19    $0.99    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.69    $1.19    $0.99    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              7,931    8,170   35,411    4,856       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04    $1.00       --      --
Accumulation unit value at end of period      $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             56,747   81,683   93,343   95,710   71,318   50,607   30,523    7,298       --      --
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                      $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96    $1.00      --
Accumulation unit value at end of period      $0.76    $1.12    $1.10    $1.02    $0.98    $0.91    $0.77    $0.89    $0.96      --
Number of accumulation units outstanding
  at end of period (000 omitted)             12,240   17,034   19,334   19,301   17,682   14,100    9,832    6,090    1,693      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.08    $1.07    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.80    $1.08    $1.07       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             19,527   26,868   30,821       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.19    $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.71    $1.19    $1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            176,791  113,001   66,352       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------



 96 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.26    $1.07    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.65    $1.26    $1.07       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             26,849   22,702   32,712       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.13    $0.97    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.74    $1.13    $0.97       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             22,011   12,631   26,224       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.04    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.75    $1.04    $1.03       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             79,727   71,987   59,159       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.82    $1.60    $1.31    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $1.05    $1.82    $1.60    $1.31    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              8,283   11,475   12,674    9,815    2,086       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.20    $1.03    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.68    $1.20    $1.03       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            237,020  166,815  127,364       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00    $1.00       --      --
Accumulation unit value at end of period      $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             72,387   96,482  112,864  121,317  119,521   81,919   36,320    8,177       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04    $1.00       --      --
Accumulation unit value at end of period      $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            136,525  156,364  174,833  157,678  117,171   72,124   35,541    6,689       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.94    $1.00       --      --
Accumulation unit value at end of period      $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.94       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             37,943   48,192   52,627   48,642   42,672   21,405   10,123    2,157       --      --
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25    $0.96   $1.00
Accumulation unit value at end of period      $1.42    $2.49    $3.18    $2.66    $2.37    $1.81    $1.35    $1.33    $1.25   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)             39,491   59,503   81,589   88,911   80,587   63,047   44,591   19,803    6,181     683
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19    $0.96   $1.00
Accumulation unit value at end of period      $1.55    $2.34    $2.42    $2.09    $1.94    $1.58    $1.21    $1.34    $1.19   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)             36,256   46,935   55,078   55,521   44,541   34,639   23,553    9,584    2,897     590
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.96    $1.00       --      --
Accumulation unit value at end of period      $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             47,292   65,658   63,662   50,166   33,241   21,294    9,151    1,114       --      --
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23    $0.95   $1.00
Accumulation unit value at end of period      $1.68    $2.69    $2.63    $2.29    $2.05    $1.64    $1.29    $1.37    $1.23   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             65,990   96,413  112,452  117,932   84,473   65,106   47,539   24,711   10,265   2,023
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99    $1.10   $1.00
Accumulation unit value at end of period      $0.70    $1.12    $1.15    $1.02    $0.97    $0.85    $0.67    $0.86    $0.99   $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)             87,685  126,734  160,736  168,697  108,140   80,350   75,489   71,185   55,239   9,951
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $1.06    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.63    $1.06       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            128,192   72,177       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 97

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.35    $1.23    $1.01    $0.92    $0.81    $0.64    $0.72    $0.96    $1.07   $1.00
Accumulation unit value at end of period      $0.84    $1.35    $1.23    $1.01    $0.92    $0.81    $0.64    $0.72    $0.96   $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)             36,022   51,659   62,992   73,982   66,844   53,159   28,853   19,727   10,774   2,504
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of
  period                                      $1.02    $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.60    $1.02       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              1,203      741       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                      $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90    $1.00      --
Accumulation unit value at end of period      $0.48    $0.76    $0.69    $0.65    $0.63    $0.59    $0.48    $0.67    $0.90      --
Number of accumulation units outstanding
  at end of period (000 omitted)             44,360   58,819   73,300   84,506   78,223   74,564   62,663   51,051   21,973      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                      $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96    $1.00      --
Accumulation unit value at end of period      $0.60    $0.99    $0.98    $0.88    $0.84    $0.80    $0.61    $0.90    $0.96      --
Number of accumulation units outstanding
  at end of period (000 omitted)             22,831   31,915   38,120   48,503   60,214   61,988   53,383   36,822   15,060      --
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.26    $1.23    $1.11    $1.09    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.97    $1.26    $1.23    $1.11    $1.09       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             16,634   22,523   23,114   20,473    6,922       --       --       --       --      --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00       --      --
Accumulation unit value at end of period      $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             43,832   51,479   45,869   35,163   18,264   12,519    7,093    2,778       --      --
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.07    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.57    $1.07    $1.04       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             41,079   30,611   26,517       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.59    $1.51    $1.30    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.94    $1.59    $1.51    $1.30    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             24,950   32,187   34,962   20,721    6,121       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.39    $1.42    $1.25    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.85    $1.39    $1.42    $1.25    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             18,861   23,107   22,606   12,037    4,085       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.25    $1.15    $1.08    $1.07    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $1.06    $1.25    $1.15    $1.08    $1.07       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            395,298  360,480  226,000   94,657   11,924       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.12    $1.04    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.93    $1.12    $1.04       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            131,661   82,318   76,067       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                      $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98    $1.00       --      --
Accumulation unit value at end of period      $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              8,551   11,073   13,569   14,517   11,248    9,676    6,574    1,743       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96    $1.00       --      --
Accumulation unit value at end of period      $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             13,381   18,697   21,524   23,458   24,819   24,880   15,138    2,180       --      --
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29    $1.36   $1.00
Accumulation unit value at end of period      $0.58    $1.08    $1.05    $1.00    $0.90    $0.77    $0.58    $0.85    $1.29   $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)             20,077   26,405   34,609   42,680   51,579   63,075   73,930   87,722   68,407   7,245
-----------------------------------------------------------------------------------------------------------------------------------



 98 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.71       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,115       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.84       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              7,436       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.76       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             15,034       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.73       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              9,299       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.79       --       --       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              8,524       --       --       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.11    $1.08    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.68    $1.11    $1.08       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             98,708   55,721   57,963       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.34    $1.28    $1.12    $1.12    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.84    $1.34    $1.28    $1.12    $1.12       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,807    5,203    5,724    5,777    2,540       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of
  period                                      $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00       --      --
Accumulation unit value at end of period      $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             85,345   79,474   69,587   72,463   57,581   44,918   28,099    6,314       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05    $1.09   $1.00
Accumulation unit value at end of period      $0.85    $1.22    $1.21    $1.07    $1.04    $0.96    $0.80    $0.93    $1.05   $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)             51,095   74,966   74,221   77,525   74,540   73,310   64,613   53,096   39,810   6,539
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06    $1.01   $1.00
Accumulation unit value at end of period      $1.20    $1.18    $1.14    $1.10    $1.08    $1.09    $1.09    $1.09    $1.06   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            290,095  247,870  211,744  147,452  148,915  178,580  228,237  265,455  203,922  87,424
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were (0.04%)
  and (0.04%), respectively.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06    $1.01   $1.00
Accumulation unit value at end of period      $1.28    $1.38    $1.32    $1.28    $1.26    $1.22    $1.18    $1.13    $1.06   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            430,993  408,270  351,043  257,273  190,125  176,013  159,405  106,760   43,920  11,675
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01    $1.03   $1.00
Accumulation unit value at end of period      $1.13    $1.91    $1.79    $1.51    $1.34    $1.14    $0.82    $1.02    $1.01   $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)            329,220  363,274  383,460  278,737  181,318   99,776   67,958   41,299   14,227   3,441
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                      $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93    $1.14   $1.00
Accumulation unit value at end of period      $0.55    $0.96    $0.94    $0.82    $0.78    $0.75    $0.58    $0.76    $0.93   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)            180,807  242,876  290,744  144,230   94,730   45,599   34,956   26,779   22,159   3,227
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02    $1.00   $1.00
Accumulation unit value at end of period      $1.49    $1.51    $1.42    $1.34    $1.43    $1.31    $1.17    $1.03    $1.02   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            142,773  141,675  123,834  102,876   72,702   54,100   36,626   23,970   14,137   2,368
-----------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 99

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                      $1.12    $1.05    $1.05    $1.03    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $1.11    $1.12    $1.05    $1.05    $1.03       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            113,444   88,734   95,224   51,906    1,504       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91    $1.01   $1.00
Accumulation unit value at end of period      $1.01    $1.37    $1.35    $1.23    $1.20    $1.08    $0.87    $0.94    $0.91   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)            125,862  186,775  221,767  237,711  236,566  197,358  122,784   88,813   52,655  10,137
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of
  period                                      $1.16    $1.14    $1.06    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.93    $1.16    $1.14    $1.06    $1.04       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             76,770   65,977   61,812   18,068      783       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00       --      --
Accumulation unit value at end of period      $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             25,504   35,043   43,939   31,419   35,498   29,450   12,145    2,238       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.48    $1.36    $1.19    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period      $0.81    $1.48    $1.36    $1.19       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             45,362   43,555   54,642    4,982       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                      $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91    $1.00      --
Accumulation unit value at end of period      $0.64    $1.03    $0.99    $0.86    $0.84    $0.77    $0.60    $0.79    $0.91      --
Number of accumulation units outstanding
  at end of period (000 omitted)             73,795   92,416  104,302  122,070  117,372   91,398   65,011   40,575   14,084      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08    $1.00   $1.00
Accumulation unit value at end of period      $1.24    $1.29    $1.24    $1.20    $1.20    $1.20    $1.19    $1.13    $1.08   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            108,778  104,637  108,222  121,249  130,386  135,202  116,147   56,966   24,654  12,796
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                      $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94    $1.18   $1.00
Accumulation unit value at end of period      $0.41    $0.74    $0.72    $0.66    $0.61    $0.57    $0.47    $0.64    $0.94   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)            116,110  186,447  216,237  212,229  135,373  147,485  118,986  130,764  106,410  13,813
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                      $1.32    $1.34    $1.13    $1.09    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.79    $1.32    $1.34    $1.13    $1.09       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              2,900    4,152    4,707    3,594    2,030       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/15/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                      $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16    $1.12   $1.00
Accumulation unit value at end of period      $1.01    $1.65    $1.74    $1.58    $1.52    $1.29    $0.88    $1.07    $1.16   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)             18,734   28,329   38,372   46,718   51,057   39,709   29,341   24,346   16,349   3,029
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                      $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74    $1.00      --
Accumulation unit value at end of period      $1.27    $2.77    $2.02    $1.53    $1.15    $0.94    $0.67    $0.72    $0.74      --
Number of accumulation units outstanding
  at end of period (000 omitted)             61,879   50,491   51,867   44,244   16,315    6,501    3,888    1,542      693      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95    $1.27   $1.00
Accumulation unit value at end of period      $0.73    $1.24    $1.11    $0.90    $0.80    $0.69    $0.54    $0.67    $0.95   $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)             42,730   58,762   64,541   61,793   40,351   21,462   19,189   18,664   15,670   2,173
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of
  period                                      $1.32    $1.36    $1.18    $1.15    $1.00       --       --       --       --      --
Accumulation unit value at end of period      $0.84    $1.32    $1.36    $1.18    $1.15       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            120,656  113,380  130,395   96,755   18,714       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.11    $1.22    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.61    $1.11    $1.22       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             50,326   29,814   27,318       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------



 100 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2008     2007     2006     2005     2004     2003     2002     2001     2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.20    $0.99    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period      $0.63    $1.20    $0.99       --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             11,266    9,199   17,529       --       --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning of
  period                                      $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08    $1.51   $1.00
Accumulation unit value at end of period      $1.39    $2.58    $2.24    $1.65    $1.37    $1.06    $0.72    $0.84    $1.08   $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)             88,899  108,613  122,718  114,381   79,981   56,466   42,309   30,297   21,844   1,343
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning of
  period                                      $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05    $1.15   $1.00
Accumulation unit value at end of period      $1.16    $1.94    $1.86    $1.74    $1.58    $1.35    $0.95    $1.15    $1.05   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)            117,299  145,262  164,257  169,886  140,320  108,046   72,853   46,456   29,881   2,723
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99    $1.00       --      --
Accumulation unit value at end of period      $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             13,585   18,131   21,391   25,313   25,983   24,999   17,130    3,747       --      --
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00       --      --
Accumulation unit value at end of period      $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             19,000   23,653   17,655   14,334   16,103   13,800    7,655    2,230       --      --
-----------------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                        2008      2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period             $1.31     $1.18    $1.13    $1.05    $1.00    $0.78    $1.00
Accumulation unit value at end of period                   $0.74     $1.31    $1.18    $1.13    $1.05    $1.00    $0.78
Number of accumulation units outstanding at end of
  period (000 omitted)                                    12,622    15,385   19,282   24,536    5,492    1,386      379
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period             $1.67     $1.53    $1.33    $1.23    $1.07    $0.80    $1.00
Accumulation unit value at end of period                   $0.88     $1.67    $1.53    $1.33    $1.23    $1.07    $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,199     3,003    3,321    2,836    2,429    1,198      552
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period             $1.12     $1.45    $1.26    $1.20    $1.11    $0.87    $1.00
Accumulation unit value at end of period                   $0.45     $1.12    $1.45    $1.26    $1.20    $1.11    $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                     1,606     1,004    1,342    1,322    1,122      925      526
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period             $1.13     $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.80     $1.13    $1.02       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       923       753    5,096       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period             $1.57     $1.38    $1.09    $1.00       --       --       --
Accumulation unit value at end of period                   $0.92     $1.57    $1.38    $1.09       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    14,785     8,000      503        2       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period             $0.99     $0.93    $0.85    $0.84    $0.81    $0.56    $1.00
Accumulation unit value at end of period                   $0.54     $0.99    $0.93    $0.85    $0.84    $0.81    $0.56
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,808     2,913    3,543    4,728    1,650      851      192
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period             $1.35     $1.14    $1.06    $1.00       --       --       --
Accumulation unit value at end of period                   $0.70     $1.35    $1.14    $1.06       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       425       664    2,023      333       --       --       --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period             $1.45     $1.40    $1.21    $1.16    $1.06    $0.81    $1.00
Accumulation unit value at end of period                   $0.85     $1.45    $1.40    $1.21    $1.16    $1.06    $0.81
Number of accumulation units outstanding at end of
  period (000 omitted)                                    10,045    14,240   18,481   20,739   16,610    9,284    3,503
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (02/13/2002)
Accumulation unit value at beginning of period             $2.71     $2.59    $1.94    $1.68    $1.36    $0.95    $1.00
Accumulation unit value at end of period                   $1.25     $2.71    $2.59    $1.94    $1.68    $1.36    $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                    29,486    32,186   31,867   25,568   11,679    5,621    1,417
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 101

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                        2008      2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at beginning of period             $1.92     $1.64    $1.33    $1.19    $1.05    $0.85    $1.00
Accumulation unit value at end of period                   $1.05     $1.92    $1.64    $1.33    $1.19    $1.05    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                     5,162     6,589    7,826    7,538    4,969    2,812      944
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period             $0.90     $1.00       --       --       --       --       --
Accumulation unit value at end of period                   $0.67     $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     7,412     9,862       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period             $1.18     $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at end of period                   $0.68     $1.18    $0.99    $1.04       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,188     2,203   12,931    2,015       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at beginning of period             $1.46     $1.56    $1.33    $1.28    $1.13    $0.89    $1.00
Accumulation unit value at end of period                   $1.06     $1.46    $1.56    $1.33    $1.28    $1.13    $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                    13,643    20,382   24,433   25,428   16,423    8,977    2,837
-----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at beginning of period             $1.28     $1.26    $1.17    $1.11    $1.04    $0.88    $1.00
Accumulation unit value at end of period                   $0.87     $1.28    $1.26    $1.17    $1.11    $1.04    $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                     1,873     2,380    3,270    3,186    2,458    1,272      211
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period             $1.08     $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.80     $1.08    $1.07       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     6,783    10,284   12,074       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period             $1.19     $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.71     $1.19    $1.02       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    42,915    31,378   21,100       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period             $1.26     $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.64     $1.26    $1.07       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     5,121     4,198    9,849       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period             $1.13     $0.97    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.74     $1.13    $0.97       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     4,848     3,423    9,239       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period             $1.03     $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.75     $1.03    $1.03       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    18,362    19,211   18,826       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of period             $1.81     $1.59    $1.31    $1.14    $1.00       --       --
Accumulation unit value at end of period                   $1.05     $1.81    $1.59    $1.31    $1.14       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     3,851     5,245    6,006    4,632    1,316       --       --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period             $1.20     $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.68     $1.20    $1.03       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    53,546    45,072   40,094       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period             $1.44     $1.30    $1.16    $1.09    $1.04    $0.85    $1.00
Accumulation unit value at end of period                   $0.83     $1.44    $1.30    $1.16    $1.09    $1.04    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                    14,570    20,111   25,441   28,158   27,602   15,940    3,592
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period             $2.25     $1.97    $1.77    $1.52    $1.23    $0.90    $1.00
Accumulation unit value at end of period                   $1.35     $2.25    $1.97    $1.77    $1.52    $1.23    $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                    38,797    44,787   53,339   46,944   30,787   15,111    4,182
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period             $2.09     $1.80    $1.55    $1.32    $1.17    $0.83    $1.00
Accumulation unit value at end of period                   $1.16     $2.09    $1.80    $1.55    $1.32    $1.17    $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                     6,432     8,255   10,330    9,686    7,474    2,900      553
-----------------------------------------------------------------------------------------------------------------------



 102 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                        2008      2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period             $1.86     $2.37    $1.99    $1.77    $1.36    $1.01    $1.00
Accumulation unit value at end of period                   $1.06     $1.86    $2.37    $1.99    $1.77    $1.36    $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                     9,150    14,263   20,694   22,307   17,231    9,166    2,887
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period             $1.77     $1.84    $1.59    $1.47    $1.20    $0.92    $1.00
Accumulation unit value at end of period                   $1.18     $1.77    $1.84    $1.59    $1.47    $1.20    $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                     8,815    11,862   14,227   13,298    8,980    5,248    2,075
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period             $1.62     $1.58    $1.35    $1.23    $1.10    $0.89    $1.00
Accumulation unit value at end of period                   $1.01     $1.62    $1.58    $1.35    $1.23    $1.10    $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                    14,362    21,837   22,449   18,871   13,076    6,742    1,735
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period             $1.98     $1.94    $1.69    $1.51    $1.21    $0.95    $1.00
Accumulation unit value at end of period                   $1.24     $1.98    $1.94    $1.69    $1.51    $1.21    $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                    16,558    24,512   29,515   30,996   15,049    7,743    2,583
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period             $1.35     $1.38    $1.24    $1.17    $1.03    $0.80    $1.00
Accumulation unit value at end of period                   $0.84     $1.35    $1.38    $1.24    $1.17    $1.03    $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                    13,564    20,871   27,339   30,636    9,922    2,742    1,048
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period             $1.06     $1.00       --       --       --       --       --
Accumulation unit value at end of period                   $0.63     $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    33,658    25,246       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (02/13/2002)
Accumulation unit value at beginning of period             $1.94     $1.77    $1.46    $1.33    $1.17    $0.92    $1.00
Accumulation unit value at end of period                   $1.21     $1.94    $1.77    $1.46    $1.33    $1.17    $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                     3,562     5,119    6,555    7,418    5,816    3,058      499
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period             $1.02     $1.00       --       --       --       --       --
Accumulation unit value at end of period                   $0.60     $1.02       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       443       225       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period             $1.20     $1.09    $1.03    $0.99    $0.92    $0.76    $1.00
Accumulation unit value at end of period                   $0.75     $1.20    $1.09    $1.03    $0.99    $0.92    $0.76
Number of accumulation units outstanding at end of
  period (000 omitted)                                     4,927     5,932    8,628    8,658    5,399    2,971    1,088
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period             $1.18     $1.17    $1.04    $1.00    $0.96    $0.72    $1.00
Accumulation unit value at end of period                   $0.71     $1.18    $1.17    $1.04    $1.00    $0.96    $0.72
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,718     3,692    5,363    6,257    6,311    5,191    2,112
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (02/04/2004)
Accumulation unit value at beginning of period             $1.26     $1.23    $1.11    $1.09    $1.00       --       --
Accumulation unit value at end of period                   $0.97     $1.26    $1.23    $1.11    $1.09       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     8,375    11,796   12,057   10,940    3,567       --       --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period             $2.78     $2.20    $1.70    $1.47    $1.14    $0.85    $1.00
Accumulation unit value at end of period                   $1.71     $2.78    $2.20    $1.70    $1.47    $1.14    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                     6,021     7,678    8,231    6,871    3,380    1,670      276
-----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period             $1.07     $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.56     $1.07    $1.04       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    10,873    10,350    9,305       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period             $1.59     $1.51    $1.30    $1.15    $1.00       --       --
Accumulation unit value at end of period                   $0.94     $1.59    $1.51    $1.30    $1.15       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     8,456    11,884   14,402   11,208    4,318       --       --
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 103

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                        2008      2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period             $1.38     $1.42    $1.25    $1.15    $1.00       --       --
Accumulation unit value at end of period                   $0.85     $1.38    $1.42    $1.25    $1.15       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     7,256     9,606   10,328    6,924    2,998       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period             $1.24     $1.15    $1.08    $1.07    $1.00       --       --
Accumulation unit value at end of period                   $1.05     $1.24    $1.15    $1.08    $1.07       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    82,157    92,164   64,615   34,899    7,003       --       --
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period             $1.11     $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.93     $1.11    $1.04       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    31,669    27,066   26,857       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (02/13/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period             $1.12     $1.14    $1.12    $1.00    $0.94    $0.81    $1.00
Accumulation unit value at end of period                   $0.92     $1.12    $1.14    $1.12    $1.00    $0.94    $0.81
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,705     3,423    4,490    4,351    2,530    1,776      617
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period             $1.90     $1.77    $1.40    $1.26    $1.09    $0.86    $1.00
Accumulation unit value at end of period                   $1.05     $1.90    $1.77    $1.40    $1.26    $1.09    $0.86
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,476     3,409    3,961    4,252    4,043    4,165    2,086
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period             $1.35     $1.31    $1.25    $1.13    $0.96    $0.73    $1.00
Accumulation unit value at end of period                   $0.73     $1.35    $1.31    $1.25    $1.13    $0.96    $0.73
Number of accumulation units outstanding at end of
  period (000 omitted)                                       601       771      986      736      559      614      267
-----------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period             $1.00        --       --       --       --       --       --
Accumulation unit value at end of period                   $0.71        --       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        88        --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period             $1.00        --       --       --       --       --       --
Accumulation unit value at end of period                   $0.84        --       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     1,582        --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period             $1.00        --       --       --       --       --       --
Accumulation unit value at end of period                   $0.76        --       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,013        --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period             $1.00        --       --       --       --       --       --
Accumulation unit value at end of period                   $0.73        --       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     1,762        --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period             $1.00        --       --       --       --       --       --
Accumulation unit value at end of period                   $0.79        --       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       829        --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period             $1.11     $1.08    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.68     $1.11    $1.08       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    25,636    18,675   20,639       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period             $1.34     $1.28    $1.12    $1.12    $1.00       --       --
Accumulation unit value at end of period                   $0.84     $1.34    $1.28    $1.12    $1.12       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       766     1,469    1,490    1,493      840       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (02/13/2002)
Accumulation unit value at beginning of period             $1.68     $1.79    $1.50    $1.43    $1.21    $0.88    $1.00
Accumulation unit value at end of period                   $1.14     $1.68    $1.79    $1.50    $1.43    $1.21    $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                    23,170    23,547   19,283   20,683   11,379    7,181    3,316
-----------------------------------------------------------------------------------------------------------------------



 104 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                        2008      2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (02/13/2002)
Accumulation unit value at beginning of period             $1.36     $1.35    $1.19    $1.16    $1.07    $0.90    $1.00
Accumulation unit value at end of period                   $0.94     $1.36    $1.35    $1.19    $1.16    $1.07    $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,967     5,018    4,466    3,385    2,471    1,608      531
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (02/13/2002)
Accumulation unit value at beginning of period             $1.08     $1.04    $1.01    $0.99    $1.00    $1.00    $1.00
Accumulation unit value at end of period                   $1.10     $1.08    $1.04    $1.01    $0.99    $1.00    $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                    51,260    39,420   37,806   22,067   19,507   13,022   12,452
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008
  were (0.11%) and (0.11%), respectively.
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (02/13/2002)
Accumulation unit value at beginning of period             $1.21     $1.16    $1.12    $1.11    $1.07    $1.04    $1.00
Accumulation unit value at end of period                   $1.12     $1.21    $1.16    $1.12    $1.11    $1.07    $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                    93,379   103,330   87,923   50,746   22,751   13,984    6,481
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (02/13/2002)
Accumulation unit value at beginning of period             $1.94     $1.82    $1.53    $1.36    $1.17    $0.83    $1.00
Accumulation unit value at end of period                   $1.14     $1.94    $1.82    $1.53    $1.36    $1.17    $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                    64,717    69,629   75,610   47,282   24,579    8,342    3,101
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period             $1.22     $1.20    $1.05    $1.00    $0.95    $0.75    $1.00
Accumulation unit value at end of period                   $0.70     $1.22    $1.20    $1.05    $1.00    $0.95    $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                    18,986    23,697   27,942   27,550    4,862    1,779      291
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (02/13/2002)
Accumulation unit value at beginning of period             $1.47     $1.38    $1.31    $1.39    $1.28    $1.14    $1.00
Accumulation unit value at end of period                   $1.45     $1.47    $1.38    $1.31    $1.39    $1.28    $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                    26,925    31,193   26,716   18,771    8,568    3,885    1,060
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period             $1.12     $1.05    $1.05    $1.03    $1.00       --       --
Accumulation unit value at end of period                   $1.11     $1.12    $1.05    $1.05    $1.03       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    23,321    26,608   31,048   20,279      653       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (02/13/2002)
Accumulation unit value at beginning of period             $1.46     $1.44    $1.32    $1.28    $1.16    $0.94    $1.00
Accumulation unit value at end of period                   $1.08     $1.46    $1.44    $1.32    $1.28    $1.16    $0.94
Number of accumulation units outstanding at end of
  period (000 omitted)                                    13,016    20,960   27,180   28,189   24,305   16,280    3,957
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period             $1.15     $1.14    $1.06    $1.04    $1.00       --       --
Accumulation unit value at end of period                   $0.93     $1.15    $1.14    $1.06    $1.04       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    19,612    20,632   21,052    7,061      300       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period             $1.40     $1.24    $1.26    $1.15    $1.07    $0.88    $1.00
Accumulation unit value at end of period                   $0.76     $1.40    $1.24    $1.26    $1.15    $1.07    $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,135     2,984    4,676    5,505    5,961    4,649    1,153
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period             $1.48     $1.36    $1.19    $1.00       --       --       --
Accumulation unit value at end of period                   $0.81     $1.48    $1.36    $1.19       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     9,682     9,445   15,321      622       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (02/13/2002)
Accumulation unit value at beginning of period             $1.35     $1.30    $1.14    $1.10    $1.01    $0.80    $1.00
Accumulation unit value at end of period                   $0.84     $1.35    $1.30    $1.14    $1.10    $1.01    $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                     7,849    10,644   13,132   14,184   11,269    6,544    1,889
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (02/13/2002)
Accumulation unit value at beginning of period             $1.13     $1.08    $1.05    $1.04    $1.05    $1.04    $1.00
Accumulation unit value at end of period                   $1.09     $1.13    $1.08    $1.05    $1.04    $1.05    $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                    12,804    12,583   16,153   18,707   17,403   14,902    6,107
-----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period             $1.19     $1.17    $1.06    $0.99    $0.92    $0.77    $1.00
Accumulation unit value at end of period                   $0.66     $1.19    $1.17    $1.06    $0.99    $0.92    $0.77
Number of accumulation units outstanding at end of
  period (000 omitted)                                    12,689    20,603   24,725   23,296    7,403    5,647      973
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 105

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                        2008      2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period             $1.31     $1.33    $1.13    $1.09    $1.00       --       --
Accumulation unit value at end of period                   $0.79     $1.31    $1.33    $1.13    $1.09       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       582       925    1,124      921      450       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period             $1.59     $1.68    $1.52    $1.46    $1.25    $0.85    $1.00
Accumulation unit value at end of period                   $0.97     $1.59    $1.68    $1.52    $1.46    $1.25    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,383     3,378    4,827    5,744    5,617    2,920      900
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (02/13/2002)
Accumulation unit value at beginning of period             $3.70     $2.70    $2.04    $1.54    $1.25    $0.90    $1.00
Accumulation unit value at end of period                   $1.69     $3.70    $2.70    $2.04    $1.54    $1.25    $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                    11,453     9,394    9,829    8,412    1,983      492      220
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period             $1.94     $1.74    $1.42    $1.26    $1.08    $0.85    $1.00
Accumulation unit value at end of period                   $1.15     $1.94    $1.74    $1.42    $1.26    $1.08    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                     3,748     5,324    5,986    5,133    2,551      340       55
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period             $1.31     $1.36    $1.18    $1.15    $1.00       --       --
Accumulation unit value at end of period                   $0.84     $1.31    $1.36    $1.18    $1.15       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    43,694    51,531   60,771   53,896   12,916       --       --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period             $1.11     $1.22    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.61     $1.11    $1.22       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    14,095     9,916    8,886       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period             $1.20     $0.99    $1.00       --       --       --       --
Accumulation unit value at end of period                   $0.63     $1.20    $0.99       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,776     2,519    6,372       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (02/13/2002)
Accumulation unit value at beginning of period             $3.12     $2.71    $1.99    $1.66    $1.28    $0.87    $1.00
Accumulation unit value at end of period                   $1.68     $3.12    $2.71    $1.99    $1.66    $1.28    $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                    16,311    18,491   21,367   19,260    9,273    4,376    1,523
-----------------------------------------------------------------------------------------------------------------------
WANGER USA (02/13/2002)
Accumulation unit value at beginning of period             $1.73     $1.66    $1.56    $1.41    $1.21    $0.85    $1.00
Accumulation unit value at end of period                   $1.03     $1.73    $1.66    $1.56    $1.41    $1.21    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                    28,344    36,469   42,372   41,455   26,304   13,657    3,732
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period             $1.48     $1.40    $1.26    $1.18    $1.01    $0.75    $1.00
Accumulation unit value at end of period                   $0.88     $1.48    $1.40    $1.26    $1.18    $1.01    $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                     3,344     4,587    6,324    7,621    6,990    5,557    2,340
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period             $1.52     $1.35    $1.11    $1.06    $0.94    $0.67    $1.00
Accumulation unit value at end of period                   $0.88     $1.52    $1.35    $1.11    $1.06    $0.94    $0.67
Number of accumulation units outstanding at end of
  period (000 omitted)                                     3,050     3,223    2,943    2,596    2,735    1,772      662
-----------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                         2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES
  (02/13/2002)
Accumulation unit value at beginning of period              $1.29    $1.17    $1.12    $1.04    $0.99    $0.78    $1.00
Accumulation unit value at end of period                    $0.73    $1.29    $1.17    $1.12    $1.04    $0.99    $0.78
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5,453    7,314   10,002   11,202    2,736      978      447
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (02/13/2002)
Accumulation unit value at beginning of period              $1.65    $1.51    $1.32    $1.22    $1.07    $0.80    $1.00
Accumulation unit value at end of period                    $0.86    $1.65    $1.51    $1.32    $1.22    $1.07    $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,232    1,796    2,051    1,835    1,591      774      463
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period              $1.10    $1.43    $1.25    $1.19    $1.11    $0.87    $1.00
Accumulation unit value at end of period                    $0.44    $1.10    $1.43    $1.25    $1.19    $1.11    $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,016      586      904      832      915      731      446
-----------------------------------------------------------------------------------------------------------------------



 106 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period              $1.13    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.79    $1.13    $1.02       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        665      456    2,466       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period              $1.56    $1.38    $1.09    $1.00       --       --       --
Accumulation unit value at end of period                    $0.92    $1.56    $1.38    $1.09       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7,389    4,140      267        5       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (02/13/2002)
Accumulation unit value at beginning of period              $0.98    $0.92    $0.84    $0.83    $0.80    $0.56    $1.00
Accumulation unit value at end of period                    $0.53    $0.98    $0.92    $0.84    $0.83    $0.80    $0.56
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,188    1,544    1,896    2,168      923      573      157
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period              $1.34    $1.13    $1.06    $1.00       --       --       --
Accumulation unit value at end of period                    $0.70    $1.34    $1.13    $1.06       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        301      264      846      148       --       --       --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (02/13/2002)
Accumulation unit value at beginning of period              $1.43    $1.38    $1.20    $1.16    $1.05    $0.81    $1.00
Accumulation unit value at end of period                    $0.84    $1.43    $1.38    $1.20    $1.16    $1.05    $0.81
Number of accumulation units outstanding at end of
  period (000 omitted)                                      6,035    9,112   12,504   14,313   11,547    7,339    4,072
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (02/13/2002)
Accumulation unit value at beginning of period              $2.68    $2.57    $1.92    $1.67    $1.35    $0.95    $1.00
Accumulation unit value at end of period                    $1.24    $2.68    $2.57    $1.92    $1.67    $1.35    $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                     15,720   18,897   19,979   16,470    7,898    3,918    1,371
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
 AllianceBernstein VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (02/13/2002)
Accumulation unit value at beginning of period              $1.90    $1.63    $1.32    $1.18    $1.04    $0.85    $1.00
Accumulation unit value at end of period                    $1.03    $1.90    $1.63    $1.32    $1.18    $1.04    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2,795    3,680    4,188    3,768    2,448    1,128      448
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period              $0.90    $1.00       --       --       --       --       --
Accumulation unit value at end of period                    $0.67    $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      4,001    5,266       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period              $1.18    $0.99    $1.04    $1.00       --       --       --
Accumulation unit value at end of period                    $0.68    $1.18    $0.99    $1.04       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,338    1,445    6,545    1,015       --       --       --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (02/13/2002)
Accumulation unit value at beginning of period              $1.45    $1.54    $1.32    $1.27    $1.13    $0.89    $1.00
Accumulation unit value at end of period                    $1.05    $1.45    $1.54    $1.32    $1.27    $1.13    $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8,079   12,429   15,592   16,716   10,779    5,922    2,396
-----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (02/13/2002)
Accumulation unit value at beginning of period              $1.26    $1.24    $1.16    $1.11    $1.04    $0.88    $1.00
Accumulation unit value at end of period                    $0.86    $1.26    $1.24    $1.16    $1.11    $1.04    $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,073    1,711    2,144    2,283    1,690      769      208
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period              $1.07    $1.07    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.80    $1.07    $1.07       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      4,864    7,595    9,164       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period              $1.18    $1.02    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.71    $1.18    $1.02       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     20,913   15,689   10,663       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period              $1.26    $1.06    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.64    $1.26    $1.06       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2,857    2,426    5,251       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period              $1.12    $0.97    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.73    $1.12    $0.97       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2,963    1,728    4,962       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 107

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period              $1.03    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.74    $1.03    $1.03       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     11,376   13,146   12,200       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning of period              $1.80    $1.59    $1.31    $1.14    $1.00       --       --
Accumulation unit value at end of period                    $1.04    $1.80    $1.59    $1.31    $1.14       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2,508    3,470    4,047    3,150      728       --       --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period              $1.19    $1.03    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.68    $1.19    $1.03       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     27,515   23,069   20,348       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period              $1.42    $1.28    $1.15    $1.09    $1.04    $0.85    $1.00
Accumulation unit value at end of period                    $0.81    $1.42    $1.28    $1.15    $1.09    $1.04    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8,328   12,003   16,152   18,132   18,010   11,020    3,508
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period              $2.23    $1.95    $1.76    $1.51    $1.23    $0.90    $1.00
Accumulation unit value at end of period                    $1.33    $2.23    $1.95    $1.76    $1.51    $1.23    $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                     20,610   25,720   32,335   28,423   18,934    9,886    3,541
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period              $2.07    $1.79    $1.53    $1.31    $1.17    $0.83    $1.00
Accumulation unit value at end of period                    $1.14    $2.07    $1.79    $1.53    $1.31    $1.17    $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                      4,259    5,901    7,436    6,520    5,276    2,292      610
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period              $1.84    $2.35    $1.97    $1.76    $1.35    $1.01    $1.00
Accumulation unit value at end of period                    $1.05    $1.84    $2.35    $1.97    $1.76    $1.35    $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5,481    8,852   13,498   15,139   12,119    6,601    2,989
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period              $1.75    $1.82    $1.57    $1.46    $1.20    $0.92    $1.00
Accumulation unit value at end of period                    $1.16    $1.75    $1.82    $1.57    $1.46    $1.20    $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                      4,647    7,056    8,954    8,682    5,338    3,257    1,610
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/13/2002)
Accumulation unit value at beginning of period              $1.60    $1.56    $1.34    $1.22    $1.10    $0.89    $1.00
Accumulation unit value at end of period                    $0.99    $1.60    $1.56    $1.34    $1.22    $1.10    $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8,193   12,837   13,922   11,400    7,311    3,856    1,418
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period              $1.96    $1.92    $1.68    $1.50    $1.21    $0.95    $1.00
Accumulation unit value at end of period                    $1.22    $1.96    $1.92    $1.68    $1.50    $1.21    $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                     10,448   15,654   19,762   20,011   10,047    5,836    2,777
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/13/2002)
Accumulation unit value at beginning of period              $1.33    $1.37    $1.23    $1.17    $1.03    $0.80    $1.00
Accumulation unit value at end of period                    $0.83    $1.33    $1.37    $1.23    $1.17    $1.03    $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7,207   11,550   15,324   16,269    6,220    2,770    1,483
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period              $1.06    $1.00       --       --       --       --       --
Accumulation unit value at end of period                    $0.63    $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     16,906   12,686       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (02/13/2002)
Accumulation unit value at beginning of period              $1.92    $1.75    $1.45    $1.33    $1.17    $0.92    $1.00
Accumulation unit value at end of period                    $1.20    $1.92    $1.75    $1.45    $1.33    $1.17    $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2,272    3,267    4,513    4,983    4,090    2,091      566
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
 AllianceBernstein VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period              $1.02    $1.00       --       --       --       --       --
Accumulation unit value at end of period                    $0.59    $1.02       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        130       97       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------



 108 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period              $1.18    $1.08    $1.02    $0.99    $0.92    $0.76    $1.00
Accumulation unit value at end of period                    $0.74    $1.18    $1.08    $1.02    $0.99    $0.92    $0.76
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2,427    3,135    4,033    4,710    3,047    2,246      712
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period              $1.17    $1.16    $1.04    $1.00    $0.95    $0.72    $1.00
Accumulation unit value at end of period                    $0.70    $1.17    $1.16    $1.04    $1.00    $0.95    $0.72
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,851    2,675    3,472    4,247    4,567    3,912    1,784
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (02/04/2004)
Accumulation unit value at beginning of period              $1.25    $1.22    $1.10    $1.09    $1.00       --       --
Accumulation unit value at end of period                    $0.96    $1.25    $1.22    $1.10    $1.09       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5,661    8,820    9,805    8,946    3,545       --       --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (02/13/2002)
Accumulation unit value at beginning of period              $2.74    $2.18    $1.68    $1.46    $1.14    $0.85    $1.00
Accumulation unit value at end of period                    $1.69    $2.74    $2.18    $1.68    $1.46    $1.14    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                      4,698    6,370    6,302    5,189    2,575    1,371      431
-----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period              $1.06    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.56    $1.06    $1.04       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5,048    4,922    4,471       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period              $1.58    $1.50    $1.30    $1.15    $1.00       --       --
Accumulation unit value at end of period                    $0.93    $1.58    $1.50    $1.30    $1.15       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      4,437    6,986    8,796    5,927    2,391       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period              $1.37    $1.41    $1.24    $1.15    $1.00       --       --
Accumulation unit value at end of period                    $0.84    $1.37    $1.41    $1.24    $1.15       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3,184    4,773    5,725    3,700    1,477       --       --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning of period              $1.23    $1.14    $1.08    $1.06    $1.00       --       --
Accumulation unit value at end of period                    $1.04    $1.23    $1.14    $1.08    $1.06       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     58,677   62,902   46,387   23,303    4,223       --       --
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period              $1.11    $1.04    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.92    $1.11    $1.04       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     18,406   14,755   14,860       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (02/13/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period              $1.11    $1.13    $1.11    $1.00    $0.94    $0.80    $1.00
Accumulation unit value at end of period                    $0.91    $1.11    $1.13    $1.11    $1.00    $0.94    $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,192    1,630    2,416    2,388    1,649    1,108      583
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period              $1.87    $1.75    $1.39    $1.25    $1.09    $0.86    $1.00
Accumulation unit value at end of period                    $1.04    $1.87    $1.75    $1.39    $1.25    $1.09    $0.86
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,497    2,184    2,660    3,019    2,995    2,797    1,392
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (02/13/2002)
Accumulation unit value at beginning of period              $1.33    $1.30    $1.24    $1.12    $0.96    $0.73    $1.00
Accumulation unit value at end of period                    $0.72    $1.33    $1.30    $1.24    $1.12    $0.96    $0.73
Number of accumulation units outstanding at end of
  period (000 omitted)                                        264      448      706      598      413      417      192
-----------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period              $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                    $0.71       --       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         66       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period              $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                    $0.84       --       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,506       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 109

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period              $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                    $0.76       --       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,184       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period              $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                    $0.73       --       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        466       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period              $1.00       --       --       --       --       --       --
Accumulation unit value at end of period                    $0.79       --       --       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        993       --       --       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period              $1.11    $1.08    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.67    $1.11    $1.08       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     12,896    9,646   10,682       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (02/04/2004)
Accumulation unit value at beginning of period              $1.33    $1.27    $1.11    $1.12    $1.00       --       --
Accumulation unit value at end of period                    $0.83    $1.33    $1.27    $1.11    $1.12       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        614      980    1,141    1,193      732       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (02/13/2002)
Accumulation unit value at beginning of period              $1.66    $1.77    $1.49    $1.42    $1.20    $0.88    $1.00
Accumulation unit value at end of period                    $1.12    $1.66    $1.77    $1.49    $1.42    $1.20    $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                     11,506   12,216   10,437   11,559    7,783    5,093    2,665
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (02/13/2002)
Accumulation unit value at beginning of period              $1.35    $1.34    $1.18    $1.15    $1.07    $0.90    $1.00
Accumulation unit value at end of period                    $0.93    $1.35    $1.34    $1.18    $1.15    $1.07    $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2,378    4,008    3,764    3,085    2,273    1,117      462
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (02/13/2002)
Accumulation unit value at beginning of period              $1.07    $1.03    $1.00    $0.99    $0.99    $1.00    $1.00
Accumulation unit value at end of period                    $1.08    $1.07    $1.03    $1.00    $0.99    $0.99    $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                     39,094   33,791   33,401   18,979   15,014   12,047   12,148
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008
  were (0.33%) and (0.33%), respectively.
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (02/13/2002)
Accumulation unit value at beginning of period              $1.20    $1.15    $1.12    $1.11    $1.07    $1.04    $1.00
Accumulation unit value at end of period                    $1.11    $1.20    $1.15    $1.12    $1.11    $1.07    $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                     63,728   68,622   60,502   37,023   19,654   12,452    5,971
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (02/13/2002)
Accumulation unit value at beginning of period              $1.91    $1.79    $1.51    $1.35    $1.15    $0.83    $1.00
Accumulation unit value at end of period                    $1.12    $1.91    $1.79    $1.51    $1.35    $1.15    $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                     36,755   43,798   50,646   33,232   17,932    5,976    2,058
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period              $1.31    $1.29    $1.13    $1.08    $1.03    $0.81    $1.00
Accumulation unit value at end of period                    $0.75    $1.31    $1.29    $1.13    $1.08    $1.03    $0.81
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7,479   10,299   12,875   11,604    2,482      744       96
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (02/13/2002)
Accumulation unit value at beginning of period              $1.46    $1.37    $1.30    $1.38    $1.27    $1.14    $1.00
Accumulation unit value at end of period                    $1.43    $1.46    $1.37    $1.30    $1.38    $1.27    $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                     18,675   22,272   19,781   15,541    8,857    4,839    1,529
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (09/13/2004)
Accumulation unit value at beginning of period              $1.11    $1.04    $1.04    $1.03    $1.00       --       --
Accumulation unit value at end of period                    $1.10    $1.11    $1.04    $1.04    $1.03       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     17,319   17,958   20,730   13,014      516       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (02/13/2002)
Accumulation unit value at beginning of period              $1.44    $1.43    $1.31    $1.27    $1.15    $0.93    $1.00
Accumulation unit value at end of period                    $1.06    $1.44    $1.43    $1.31    $1.27    $1.15    $0.93
Number of accumulation units outstanding at end of
  period (000 omitted)                                     11,973   19,687   25,271   27,474   25,456   15,576    4,269
-----------------------------------------------------------------------------------------------------------------------



 110 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (09/13/2004)
Accumulation unit value at beginning of period              $1.15    $1.13    $1.06    $1.04    $1.00       --       --
Accumulation unit value at end of period                    $0.92    $1.15    $1.13    $1.06    $1.04       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     11,540   12,716   13,255    4,187      271       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period              $1.38    $1.23    $1.25    $1.15    $1.06    $0.88    $1.00
Accumulation unit value at end of period                    $0.75    $1.38    $1.23    $1.25    $1.15    $1.06    $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,170    1,887    2,741    2,961    3,400    2,602      889
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period              $1.47    $1.35    $1.19    $1.00       --       --       --
Accumulation unit value at end of period                    $0.80    $1.47    $1.35    $1.19       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5,049    5,225    7,878      393       --       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (02/13/2002)
Accumulation unit value at beginning of period              $1.34    $1.29    $1.13    $1.10    $1.01    $0.80    $1.00
Accumulation unit value at end of period                    $0.83    $1.34    $1.29    $1.13    $1.10    $1.01    $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5,854    8,187    9,874   10,825    9,241    5,428    1,648
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (02/13/2002)
Accumulation unit value at beginning of period              $1.11    $1.07    $1.04    $1.04    $1.04    $1.04    $1.00
Accumulation unit value at end of period                    $1.07    $1.11    $1.07    $1.04    $1.04    $1.04    $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                     13,972   12,745   15,464   16,802   16,700   13,079    7,646
-----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period              $1.18    $1.16    $1.05    $0.98    $0.92    $0.76    $1.00
Accumulation unit value at end of period                    $0.65    $1.18    $1.16    $1.05    $0.98    $0.92    $0.76
Number of accumulation units outstanding at end of
  period (000 omitted)                                      6,110   10,992   13,741   13,519    4,079    2,868      392
-----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period              $1.30    $1.33    $1.13    $1.09    $1.00       --       --
Accumulation unit value at end of period                    $0.78    $1.30    $1.33    $1.13    $1.09       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        584      789      734      632      499       --       --
-----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (02/13/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period              $1.57    $1.66    $1.51    $1.45    $1.24    $0.85    $1.00
Accumulation unit value at end of period                    $0.95    $1.57    $1.66    $1.51    $1.45    $1.24    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,315    2,098    3,358    3,917    3,802    2,139      516
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (02/13/2002)
Accumulation unit value at beginning of period              $3.65    $2.68    $2.02    $1.53    $1.25    $0.90    $1.00
Accumulation unit value at end of period                    $1.67    $3.65    $2.68    $2.02    $1.53    $1.25    $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5,787    5,242    5,716    4,677    1,199      318      121
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period              $1.92    $1.73    $1.41    $1.25    $1.08    $0.85    $1.00
Accumulation unit value at end of period                    $1.13    $1.92    $1.73    $1.41    $1.25    $1.08    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2,197    3,162    3,800    3,647    2,172      496      105
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning of period              $1.30    $1.35    $1.18    $1.15    $1.00       --       --
Accumulation unit value at end of period                    $0.83    $1.30    $1.35    $1.18    $1.15       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     21,701   27,381   32,887   26,831    6,418       --       --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period              $1.10    $1.22    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.61    $1.10    $1.22       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7,113    4,961    4,670       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period              $1.19    $0.99    $1.00       --       --       --       --
Accumulation unit value at end of period                    $0.63    $1.19    $0.99       --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,487    1,490    3,111       --       --       --       --
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (02/13/2002)
Accumulation unit value at beginning of period              $3.08    $2.68    $1.98    $1.65    $1.28    $0.87    $1.00
Accumulation unit value at end of period                    $1.66    $3.08    $2.68    $1.98    $1.65    $1.28    $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8,509   10,565   12,918   11,470    5,817    2,667    1,055
-----------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 111

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2008     2007     2006     2005     2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------
WANGER USA (02/13/2002)
Accumulation unit value at beginning of period              $1.71    $1.64    $1.54    $1.40    $1.20    $0.85    $1.00
Accumulation unit value at end of period                    $1.02    $1.71    $1.64    $1.54    $1.40    $1.20    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                     14,444   19,504   23,503   23,080   15,408    8,442    3,131
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (02/13/2002)
Accumulation unit value at beginning of period              $1.47    $1.39    $1.25    $1.18    $1.01    $0.75    $1.00
Accumulation unit value at end of period                    $0.87    $1.47    $1.39    $1.25    $1.18    $1.01    $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,472    2,414    3,081    3,829    3,698    3,344    1,985
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (02/13/2002)
Accumulation unit value at beginning of period              $1.51    $1.34    $1.10    $1.05    $0.94    $0.67    $1.00
Accumulation unit value at end of period                    $0.87    $1.51    $1.34    $1.10    $1.05    $0.94    $0.67
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,360    1,799    1,527    1,557    1,643    1,441      387
-----------------------------------------------------------------------------------------------------------------------





 112 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements





    RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY -- PROSPECTUS 113

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1 (800) 862-7919


RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by
RiverSource Life Insurance Company. Both companies are affiliated with
                       Ameriprise Financial Services, Inc


     (C) 2008-2009 RiverSource Life Insurance Company. All rights reserved.


S-6273 M (5/09)

PROSPECTUS


MAY 1, 2009


RIVERSOURCE

RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            ameriprise.com/variableannuities
            RIVERSOURCE VARIABLE ACCOUNT 10/RIVERSOURCE ACCOUNT MGA

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

     - AIM Variable Insurance Funds

     - AllianceBernstein Variable Products Series Fund, Inc.

     - American Century Variable Portfolios, Inc

     - Columbia Funds Variable Insurance Trust

     - Credit Suisse Trust

     - Dreyfus Variable Investment Fund

     - Eaton Vance Variable Trust

     - Evergreen Variable Annuity Trust

     - Fidelity(R) Variable Insurance Products - Service Class 2

     - Franklin(R) Templeton(R) Variable Insurance
         Products Trust (FTVIPT) - Class 2

     - Goldman Sachs Variable Insurance Trust (VIT)

     - Janus Aspen Series: Service Shares

     - Legg Mason Variable Portfolios I, Inc.

     - MFS(R) Variable Insurance Trust(SM)

     - Neuberger Berman Advisers Management Trust

     - Oppenheimer Variable Account Funds - Service Shares

     - PIMCO Variable Investment Trust (VIT)


     - RiverSource Variable Series Trust (RVST)


     - The Universal Institutional Funds, Inc.
       Van Kampen Life Investment Trust

     - Wanger Advisors Trust

     - Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                        ANNUITY -- PROSPECTUS  1

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contracts. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS


KEY TERMS...........................................    3
THE CONTRACT IN BRIEF...............................    6
EXPENSE SUMMARY.....................................    8
CONDENSED FINANCIAL INFORMATION.....................   14
FINANCIAL STATEMENTS................................   14
THE VARIABLE ACCOUNT AND THE FUNDS..................   14
GUARANTEE PERIOD ACCOUNTS (GPAS)....................   16
THE FIXED ACCOUNT...................................   18
BUYING YOUR CONTRACT................................   19
CHARGES.............................................   23
VALUING YOUR INVESTMENT.............................   29
MAKING THE MOST OF YOUR CONTRACT....................   31
SURRENDERS..........................................   40
TSA -- SPECIAL PROVISIONS...........................   41
CHANGING OWNERSHIP..................................   42
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT...........................................   43
OPTIONAL BENEFITS...................................   44
THE ANNUITY PAYOUT PERIOD...........................   64
TAXES...............................................   65
VOTING RIGHTS.......................................   69
SUBSTITUTION OF INVESTMENTS.........................   69
ABOUT THE SERVICE PROVIDERS.........................   69
ADDITIONAL INFORMATION..............................   71
APPENDIX A: THE FUNDS...............................   73
APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT
  (MVA).............................................   80
APPENDIX C: EXAMPLE -- SURRENDER CHARGES............   82
APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS......   86
APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS.....   90
APPENDIX F: ADDITIONAL RMD DISCLOSURE...............   95
APPENDIX G: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE
  RIDER DISCLOSURE..................................   97
APPENDIX H: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED).......................................  109
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION.......................................  140






2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

- current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

ENHANCED EARNINGS DEATH BENEFIT (EEB) AND ENHANCED EARNINGS PLUS DEATH BENEFIT
(EEP): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. You can elect to purchase either the EEB or the EEP, subject to certain restrictions.

FIXED ACCOUNT: Our general account which includes the Regular Fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments and purchase payment credits or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments and purchase payment credits or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                        ANNUITY -- PROSPECTUS  3
waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER (GWB FOR LIFE(R)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access. This rider is no longer available for sale.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your, and owner" means the annuitant where contract provisions are based on the age or life of the owner.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider. If you do not select the Accumulation Benefit rider, the GWB for Life rider or the optional SecureSource rider, you may elect to participate in the PN program at no additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code


- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the EEB, EEP, MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life and/or SecureSource rider. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


SECURESOURCE(R) RIDERS: This is an optional benefit that you can add to your contract for an additional charge. SecureSource -- Single Life covers one person. SecureSource -- Joint Life covers two spouses jointly. The benefit is intended to provide guaranteed withdrawals up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. These riders require participation in the Portfolio Navigator Asset Allocation program. These riders are not available for RAVA 4 Access.



4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                        ANNUITY -- PROSPECTUS  5

THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. RAVA 4 Advantage and RAVA 4 Select include the option to purchase living benefit riders; living benefit riders are not currently available under RAVA 4 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:


- "Tax Free" Exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See
  "Taxes -- 1035 Exchanges.")


- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (see "Taxes")

- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (see "Annuity Payout Plans -- Plan E") Does the contract meet your current and anticipated future needs for liquidity?

- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?

- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (see "Charges")


6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (see "Surrenders")

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (see "Making the Most of Your Contract -- Transferring Among Accounts")

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value less the amounts of any purchase payment credits, subject to market value adjustment. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among the:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see "Guarantee Period Accounts
  (GPAs)")

- the regular fixed account, which earns interest at rates that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in the PN program model portfolio (model portfolio) you selected. (see "The Fixed Account")

- the Special DCA fixed account, when available. (see "The Fixed Account -- The Special DCA Fixed Account")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. GPAs and regular fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a PN model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                        ANNUITY -- PROSPECTUS  7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE:

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.*


            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE*

  NUMBER OF COMPLETED                            NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE

           0                       7%                     0                       8%

           1                       7                      1                       8

           2                       7                      2                       8

           3                       6                      3                       7

           4                       5                      4                       7

           5                       4                      5                       6

           6                       2                      6                       5

           7+                      0                      7                       4

                                                          8                       3

                                                          9                       2

                                                         10+                      0


* In certain states the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, surrender charges are waived after the tenth contract anniversary.


SURRENDER CHARGE FOR RAVA 4 SELECT (EXCEPT TEXAS):

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                  YEARS FROM                                  SURRENDER CHARGE
                CONTRACT DATE                                    PERCENTAGE
                      1                                              7%
                      2                                              7
                      3                                              7
                      Thereafter                                     0



SURRENDER CHARGE FOR RAVA 4 SELECT IN TEXAS:

(Contingent deferred sales load as a percentage of purchase payment surrendered)

             NUMBER OF COMPLETED
           YEARS FROM DATE OF EACH                            SURRENDER CHARGE
               PURCHASE PAYMENT                                  PERCENTAGE
                      0                                              8%
                      1                                              7
                      2                                              6
                      Thereafter                                     0


There are no surrender charges after the third contract anniversary.

SURRENDER CHARGE FOR RAVA 4 ACCESS:                                           0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed

8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                          Maximum: $50*              Current: $30


(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE:             RAVA 4 ADVANTAGE        RAVA 4 SELECT        RAVA 4 ACCESS
FOR NONQUALIFIED ANNUITIES                        1.05%                 1.30%                1.45%
FOR QUALIFIED ANNUITIES                            .85%                 1.10%                1.25%



OPTIONAL RIDER FEES
OPTIONAL DEATH BENEFITS
(As a percentage of contract value charged annually at the contract anniversary. The fee applies only if you elect the optional rider.)



ROPP RIDER FEE                                                    MAXIMUM: 0.30%     CURRENT: 0.20%

MAV RIDER FEE                                                     MAXIMUM: 0.35%     CURRENT: 0.25%

5-YEAR MAV RIDER FEE                                              MAXIMUM: 0.20%     CURRENT: 0.10%

EEB RIDER FEE                                                     MAXIMUM: 0.40%     CURRENT: 0.30%

EEP RIDER FEE                                                     MAXIMUM: 0.50%     CURRENT: 0.40%


OPTIONAL LIVING BENEFITS




ACCUMULATION BENEFIT RIDER FEE                                    MAXIMUM: 2.50%     CURRENT: 0.80%(1)




(1) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.


(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. The fee applies only if you elect the optional rider.)



GWB FOR LIFE RIDER FEE                                            MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)




SECURESOURCE - SINGLE LIFE RIDER FEE(2)                           MAXIMUM: 2.00%     CURRENT: 0.90%

SECURESOURCE - JOINT LIFE RIDER FEE(2)                            MAXIMUM: 2.50%     CURRENT: 1.15%



(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)

(2) For contracts purchased prior to Jan. 26, 2009, the following charges apply:


  - the current charge for Single Life rider is 0.65% and for Joint Life rider is 0.85%, and


  - the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                        ANNUITY -- PROSPECTUS  9

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.



MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM
Total expenses before fee waivers and/or expense
reimbursements                                                0.55%                4.35%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Capital Appreciation Fund, Series II Shares             0.61%      0.25%    0.30%         0.01%          1.17%

AIM V.I. Capital Development Fund, Series II Shares              0.75       0.25     0.36          0.01           1.37(1)

AIM V.I. Financial Services Fund, Series II Shares               0.75       0.25     0.48          0.01           1.49(1)

AIM V.I. Global Health Care Fund, Series II Shares               0.75       0.25     0.38          0.01           1.39(1)

AIM V.I. International Growth Fund, Series II Shares             0.71       0.25     0.35          0.02           1.33(1)

AllianceBernstein VPS Global Technology Portfolio (Class B)      0.75       0.25     0.18            --           1.18

AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.07            --           0.87

AllianceBernstein VPS International Value Portfolio (Class       0.74       0.25     0.07            --           1.06
B)

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)       0.75       0.25     0.09            --           1.09

American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16

American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16

American Century VP Value, Class II                              0.84       0.25     0.01            --           1.10

Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.11            --           1.14

Columbia Marsico Growth Fund, Variable Series, Class A           0.92         --     0.04            --           0.96

Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.12            --           1.39
Series, Class B

Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.31            --           1.06(2)

Dreyfus Variable Investment Fund International Equity            0.75       0.25     0.35            --           1.35
Portfolio, Service Shares

Eaton Vance VT Floating-Rate Income Fund                         0.58       0.25     0.37            --           1.20

Evergreen VA Fundamental Large Cap Fund - Class 2                0.61       0.25     0.19          0.01           1.06

Evergreen VA International Equity Fund - Class 2                 0.42       0.25     0.25            --           0.92

Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.10            --           0.91

Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93

Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12

FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.30            --           1.35(3)
2

FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.52       0.25     0.16          0.01           0.94(4)

FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98

Goldman Sachs VIT Structured U.S. Equity                         0.65         --     0.07            --           0.72(5)
Fund - Institutional Shares



10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES
Janus Aspen Series Janus Portfolio: Service Shares               0.64%      0.25%    0.02%         0.01%          0.92%
(previously Janus Aspen Series Large Cap Growth Portfolio:
Service Shares)

Legg Mason Partners Variable Small Cap Growth Portfolio,         0.75         --     0.19            --           0.94
Class I

MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.10            --           1.10

MFS(R) Utilities Series - Service Class                          0.72       0.25     0.09            --           1.06

Neuberger Berman Advisers Management Trust International         1.13       0.25     0.21            --           1.59(6)
Portfolio (Class S)

Neuberger Berman Advisers Management Trust Socially              0.83       0.25     0.19            --           1.27(7)
Responsive Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.02            --           0.90

Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.70       0.25     0.04            --           0.99

Oppenheimer Strategic Bond Fund/VA, Service Shares               0.55       0.25     0.04          0.01           0.85(8)

Oppenheimer Value Fund/VA, Service Shares                        0.75       0.21     1.17            --           2.13(8)

PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.76           1.44(9)

RVST Disciplined Asset Allocation Portfolios - Aggressive          --       0.25     0.89          0.69           1.83(10)

RVST Disciplined Asset Allocation Portfolios - Conservative        --       0.25     0.61          0.66           1.52(10)

RVST Disciplined Asset Allocation Portfolios - Moderate            --       0.25     0.30          0.68           1.23(10)

RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.36          0.68           1.29(10)
Aggressive

RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.50          0.67           1.42(10)
Conservative

RVST RiverSource Partners Variable Portfolio - Fundamental       0.77       0.13     0.16            --           1.06(11)
Value Fund

RVST RiverSource Partners Variable Portfolio - Select Value      0.89       0.13     3.33            --           4.35(11)
Fund

RVST RiverSource Partners Variable Portfolio - Small Cap         0.95       0.13     0.19          0.05           1.32(11)
Value Fund

RVST RiverSource Variable Portfolio - Balanced Fund              0.42       0.13     0.16            --           0.71

RVST RiverSource Variable Portfolio - Cash Management Fund       0.32       0.13     0.17            --           0.62

RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.15            --           0.72

RVST RiverSource Variable Portfolio - Diversified Equity         0.59       0.13     0.14            --           0.86
Income Fund
RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.15          0.02           0.74
(previously RVST RiverSource Variable Portfolio - Large Cap
Equity Fund)

RVST RiverSource Variable Portfolio - Global Bond Fund           0.66       0.13     0.18            --           0.97(11)

RVST RiverSource Variable Portfolio - Global Inflation           0.44       0.13     0.17            --           0.74(11)
Protected Securities Fund

RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.17            --           0.89

RVST RiverSource Variable Portfolio - Income Opportunities       0.61       0.13     0.18            --           0.92
Fund

RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.58       0.13     0.17            --           0.88(11)

RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.73       0.13     0.18            --           1.04

RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.19          0.01           0.55(11)

RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.18            --           0.79
Government Fund
RVST Seligman Variable Portfolio - Growth Fund                   0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable Portfolio - Growth
Fund)
RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.48       0.13     0.67            --           1.28(11)
(previously RVST RiverSource Variable Portfolio - Large Cap
Value Fund)
RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        0.62       0.13     0.31            --           1.06(11)
(previously RVST RiverSource Variable Portfolio - Small Cap
Advantage Fund)

RVST Threadneedle Variable Portfolio - Emerging Markets          1.15       0.13     0.33            --           1.61
Fund

RVST Threadneedle Variable Portfolio - International             0.82       0.13     0.20            --           1.15
Opportunity Fund

Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.04            --           0.85
II Shares

Van Kampen UIF Global Real Estate Portfolio, Class II            0.85       0.35     0.37            --           1.57(12)
Shares

Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares         0.75       0.35     0.31            --           1.41(12)



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Wanger International                                             0.84%        --%    0.18%           --%          1.02%

Wanger USA                                                       0.85         --     0.11            --           0.96

Wells Fargo Advantage VT Opportunity Fund                        0.73       0.25     0.20          0.04           1.22(13)

Wells Fargo Advantage VT Small Cap Growth Fund                   0.75       0.25     0.26            --           1.26(13)




   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.36% for AIM V.I. Capital Development Fund, Series II Shares, 1.45% for AIM V.I. Financial Services Fund, Series II Shares, 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (2) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%.


 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (6) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53%.


 (7) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


 (8) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares. In addition, for Oppenheimer Value Fund/VA, Service Shares the Manager has voluntarily agreed to an expense waiver of any total expenses over 1.50% of average annual net assets.


 (9) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(10) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.



12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

(13) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.


EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV, EEP and Accumulation Benefit or SecureSource - Joint Life(2), if available. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                              IF YOU DO NOT SURRENDER YOUR CONTRACT
                              IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule(3)            $1,689      $3,366      $4,814      $7,687           $889       $2,566      $4,114      $7,487
RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule                1,589       3,266       4,614       7,487            889        2,566       4,114       7,487
RAVA 4 SELECT           1,617       3,337       4,217       7,625            917        2,637       4,217       7,625
RAVA 4
SELECT - TEXAS          1,717       3,237       4,217       7,625            917        2,637       4,217       7,625
RAVA 4 ACCESS             678       1,998       3,271       6,261            678        1,998       3,271       6,261





                                                                              IF YOU DO NOT SURRENDER YOUR CONTRACT
                              IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule(3)            $1,669      $3,312      $4,736      $7,580           $869       $2,512      $4,036      $7,380
RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule                1,569       3,212       4,536       7,380            869        2,512       4,036       7,380
RAVA 4 SELECT           1,596       3,283       4,139       7,521            896        2,583       4,139       7,521
RAVA 4
SELECT - TEXAS          1,696       3,184       4,141       7,523            896        2,584       4,141       7,523
RAVA 4 ACCESS             657       1,941       3,185       6,127            657        1,941       3,185       6,127



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                              IF YOU DO NOT SURRENDER YOUR CONTRACT
                              IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule(3)             $967       $1,317      $1,592      $2,142           $167        $517       $  892      $1,942
RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule                 867        1,217       1,392       1,942            167         517          892       1,942
RAVA 4 SELECT            894        1,300       1,031       2,229            194         600        1,031       2,229
RAVA 4
SELECT - TEXAS           994        1,200       1,031       2,229            194         600        1,031       2,229
RAVA 4 ACCESS            211          653       1,120       2,411            211         653        1,120       2,411





RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  13

                                                                              IF YOU DO NOT SURRENDER YOUR CONTRACT
                              IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule(3)             $946       $1,255      $1,485      $1,920           $146        $455       $  785      $1,720
RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule                 846        1,155       1,285       1,720            146         455          785       1,720
RAVA 4 SELECT            873        1,237         926       2,013            173         537          926       2,013
RAVA 4
SELECT - TEXAS           973        1,137         926       2,013            173         537          926       2,013
RAVA 4 ACCESS            191          591       1,016       2,198            191         591        1,016       2,198




(1) In these examples, the contract administrative charge is approximated as a .028% charge for RAVA 4 Advantage, a .042% charge for RAVA 4 Select, a .042% for RAVA 4 Select - Texas, and .063% for RAVA 4 Access. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
(3) In certain states, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.

CONDENSED FINANCIAL INFORMATION


You can find unaudited condensed financial information for the subaccounts in Appendix H.


We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded

14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS
  retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  15

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

GUARANTEE PERIOD ACCOUNTS (GPAS)


The GPAs may not be available for contracts in some states. GPAs are not available if the GWB for Life, SecureSource, or Accumulation Benefit is selected.


Currently, unless the PN program is in effect, you may allocate purchase payments and purchase payment credits to one or more of the GPAs with guarantee periods declared by us. The required minimum investment in each GPA is $1,000. (Exception: if a model portfolio includes one or more GPAs, the required minimum does not apply.) These accounts are not offered after annuity payouts begin.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses.

16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

Interest rates offered may vary by state, but will not be lower than state law allows. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

- Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

- Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the regular fixed account, or surrender the contract value (subject to applicable surrender provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value to the one year GPA. Any new GPA, whether it is one you choose or an automatic transfer to a one year GPA, will be subject to an MVA as described below.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including withdrawals under the GWB for Life rider, SecureSource rider or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early surrenders." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

- amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

- amounts surrendered from the GPA within 30 days prior to the end of the Guarantee Period;

- automatic rebalancing under any PN program model portfolio we offer which includes one or more GPAs. However, an MVA may apply if you transfer to a new PN program model portfolio;


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  17

- amounts applied to an annuity payout plan while a PN program model portfolio including one or more GPAs is in effect;

- reallocation of your contract value according to an updated PN program model portfolio;

- amounts surrendered for fees and charges; and

- amounts we pay as death claims.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

         IF YOUR GPA RATE IS:            THE MVA IS:
Less than the new GPA rate + 0.10%         Negative
Equal to the new GPA rate + 0.10%          Zero
Greater than the new GPA rate + 0.10%      Positive


For an example, see Appendix B.

THE FIXED ACCOUNT




Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. Subject to state limitations, we reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)

THE SPECIAL DCA FIXED ACCOUNT
You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)


18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our corporate office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts; additionally, optional living benefit riders are not available under RAVA 4 Access. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

When you apply, you may select among the following (if available in your state):


- GPAs, the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;


- how you want to make purchase payments;

- a beneficiary;


- under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years)(2);


- the optional PN program;

- one of the following optional death benefits:


   - ROPP Death Benefit(3);



   - MAV Death Benefit(3);



   - 5-Year MAV Death Benefit(3);



   - EEB Death Benefit(3);



   - EEP Death Benefit(3); and


- under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:


   - Accumulation Benefit rider(4); or



   - SecureSource rider(4).



(1) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.


(2) In certain states, the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary.


(3) You may select any one of the ROPP, MAV, 5-Year MAV, EEB or EEP riders or certain combinations thereof. You may select the MAV and either the EEB or the EEP. You may select the 5-Year MAV and either the EEB or the EEP. You cannot select both the EEB and EEP. You cannot select both the MAV and 5-Year MAV. The MAV, EEB, EEP and 5-Year MAV are only available if you are 75 or younger at the rider effective date. EEP is only available on contracts purchased through a transfer or exchange. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.


(4) You may select either the Accumulation Benefit or SecureSource rider. The Accumulation Benefit and SecureSource - Single Life riders are only available if you are 80 or younger at the rider effective date. SecureSource - Joint Life rider is available if both covered spouses are 80 or younger.


The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the GPAs, to the regular fixed account and/or to the Special DCA fixed account (when available) in even 1% increments subject to the $1,000 required minimum investment for the GPAs. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the GPAs, the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  19
receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 90th birthday or the tenth contract anniversary, if purchased after age 80, or a date that has been otherwise agreed to by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when you reach age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS(*)
MINIMUM ALLOWABLE PURCHASE PAYMENTS(**)

If paying by installments under a scheduled payment plan:
  $23.08 biweekly, or
  $50 per month

                                RAVA 4 ADVANTAGE     RAVA 4 SELECT     RAVA 4 ACCESS
If paying by any other
  method:
  initial payment for
     qualified annuities             $1,000             $ 2,000           $ 2,000
  initial payment for
     nonqualified annuities           2,000              10,000            10,000
  for any additional
     payments                            50                  50                50


  * RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in Illinois, Massachusetts and New Jersey.


20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ALLOWABLE PURCHASE PAYMENTS(***) (without corporate office approval) based on your age on the effective date of the contract:

                                RAVA 4 ADVANTAGE     RAVA 4 SELECT     RAVA 4 ACCESS
For the first year:
  through age 85                    $999,999            $999,999          $999,999
  for ages 86 to 90                  100,000             100,000           100,000
For each subsequent year:
  through age 85                     100,000             100,000           100,000
  for ages 86 to 90                   50,000              50,000            50,000



*** These limits apply in total to all RiverSource Life annuities you own. These limits do not apply to contracts in New Jersey. We reserve the right to increase maximum limits. For qualified annuities, the Code's limits on annual contributions also apply. For the Accumulation Benefit rider, additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date and each elective step up.



EFFECTIVE JAN. 26, 2009, NO ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR CONTRACTS WITH THE GWB FOR LIFE OR SECURESOURCE RIDERS, SUBJECT TO STATE RESTRICTIONS.



For contracts issued in all states except those listed below, certain exceptions apply and the following additional purchase payments will be allowed on/after Jan. 26, 2009:



a. Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.



b. Current tax year contributions for TSAs up to the annual limit set by the IRS.



c. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts except TSAs. This maximum applies to IRAs, Roth IRAs, SIMPLE IRAs, and SEP plans.


 (1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).



For Contracts Issued in Florida, New Jersey, and Oregon:



For contracts with GWB for Life rider or SecureSource riders issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers and transfers listed on the annuity application and received within 180 days from the contract issue date.



We reserve the right to change these current rules at any time, subject to state restrictions.


Purchase payment amounts and purchase payment timing may vary by state and may be limited under the terms of your contract.


Subject to state regulatory requirements, we reserve the right to not accept purchase payments allocated to the regular fixed account for twelve months following either:


1. a partial surrender from the regular fixed account; or

2. a lump sum transfer from the regular fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  21

PURCHASE PAYMENT CREDITS
PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

   - if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

   - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

   - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received

   - if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")


We will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, surrender payment, or your settlement under an annuity payout plan includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a death benefit payment under this contract; (2) a request for surrender charge waiver due to Hospital or Nursing Home Confinement or Terminal Illness Disability Diagnosis; or (3) your settlement of the contract under an annuity payout plan.*


We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

* For contracts purchased in Oregon, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits to the extent a death benefit, includes purchase payment credits applied within twelve months preceding the date of death.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory

22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. Subject to state regulatory requirements, we prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. The contract administrative charge is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.*


We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

* In certain states and for certain contracts we have waived our right to increase the contract administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                         RAVA 4 ADVANTAGE          RAVA 4 SELECT          RAVA 4 ACCESS
For nonqualified annuities                     1.05%                   1.30%                  1.45%
For qualified annuities                         .85%                   1.10%                  1.25%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs, the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  23

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider or SecureSource rider:


CONTRACTS WITHOUT GWB FOR LIFE RIDER OR SECURESOURCE RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.

CONTRACTS WITH GWB FOR LIFE RIDER OR SECURESOURCE RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings;

- the Remaining Benefit Payment; or

- the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE*
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE
           0                       7%                      0                      8%
           1                       7                       1                      8
           2                       7                       2                      8
           3                       6                       3                      7
           4                       5                       4                      7
           5                       4                       5                      6
           6                       2                       6                      5
           7+                      0                       7                      4
                                                           8                      3
                                                           9                      2
                                                          10+                     0


* In certain states the ten-year surrender charge schedule is 8% for years 0-2, 7% for year 3 and declining by 1% each year thereafter until it is 0% for years 10+. For contracts issued in Alabama and Massachusetts, we waive surrender charges after the tenth contract anniversary. Surrender charges may vary by state based on your age at contract issue.


24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA 4 SELECT (EXCEPT TEXAS):

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                         CONTRACT YEAR                         SURRENDER CHARGE PERCENTAGE
                               1                                            7%
                               2                                            7
                               3                                            7
                               Thereafter                                   0



SURRENDER CHARGE UNDER RAVA 4 SELECT IN TEXAS:

For purposes of calculating any surrender charge under RAVA 4 Select in Texas, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We surrender amounts from the oldest purchase payments first. We do assess a surrender charge on these payments during the first three contract years as follows:


                            NUMBER OF COMPLETED YEARS
                       FROM DATE OF EACH PURCHASE PAYMENT                   SURRENDER CHARGE PERCENTAGE

                                        0                                                8%


                                        1                                                7


                                        2                                                6


                                        Thereafter                                       0




3. There are no surrender charges after the third contract anniversary.

SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge, plus or minus any applicable MVA.

For an example, see Appendix C.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the GWB for Life or SecureSource rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- amounts surrendered after the tenth contract anniversary in Alabama and Massachusetts;

- required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

- contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  25

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and


- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision.* To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.80%(2) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the Special DCA fixed account. Such fee is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up, the elective spousal continuation step up, or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups and elective spousal continuation step ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with GWB for Life or SecureSource riders.

(2) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.



26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

GWB FOR LIFE RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.65% of the greater of the contract anniversary value or the remaining benefit amount (RBA). We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this prorated approach to comply with state regulations where necessary.

(1) The GWB for Life rider is no longer available for sale.

Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life rider charge does not vary with the PN program model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The GWB for Life rider charge will not exceed a maximum charge of 1.50%.

We will not change the GWB for Life rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your PN program model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your PN program model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you chose the elective spousal continuation step up or change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio more than once in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.

The fee does not apply after annuity payouts begin.

SECURESOURCE RIDER FEE
We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA)(1) for this optional feature only if you select it(2) as follows:


- SecureSource -- Single Life rider, 0.90%(3);



- SecureSource -- Joint Life rider, 1.15%.(3)


We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to your total contract value, less any amounts invested in the GPAs and in the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. The fee will only be deducted from the subaccounts in Washington. We will modify this approach to comply with state regulations where necessary.

Once you elect the SecureSource rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource --

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  27

Single Life rider charge will not exceed a maximum charge of 2.00%(3). The SecureSource -- Joint Life rider charge will not exceed a maximum charge of 2.50%(3).


We will not change the SecureSource rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

(1) In Washington, the fee is based on the greater of the variable account contract value or the RBA less amounts invested in the fixed account.
(2) For Single Life, available if you are 80 or younger at the rider effective date. For Joint Life, available if you and your spouse are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with the Accumulation Benefit rider.

(3) For contracts purchased prior to Jan. 26, 2009, the following charges apply:


  - the current charge for Single Life rider is 0.65% and for Joint Life rider is 0.85%, and


  - the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.


ROPP RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.20% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.



If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.



(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.


MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.



If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.



(1) Available if you are 75 or younger at the rider effective date. Not available with the 5-Year MAV.


5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.10% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in


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

the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 75 or younger at the rider effective date. Not available with the MAV.

EEB RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.40%.



If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.



(1) Available if you are 75 or younger at the rider effective date. Not available with EEP. May not be available in all states.


EEP RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and regular fixed accounts in the same proportion your interest in each account bears to your total contract value, less amounts invested in the GPAs and the Special DCA fixed account. Such fee is only deducted from GPAs and any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. In this case, we prorate the fee among all accounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.50%.



If the contract is terminated for any reason, we will deduct the charge from your contract value at that time, adjusted for the number of calendar days coverage was in effect during the year.



(1) Available if you are 75 or younger at the rider effective date. Not available with EEB. May not be available in all states. EEP is only available on contracts purchased through a direct transfer or exchange of another annuity or a life insurance policy.


RIDER COMBINATION DISCOUNT
A fee discount of 0.05% applies if you purchase the 5-Year MAV with either the EEB or EEP. A fee discount of 0.10% applies if you purchase the MAV with either the EEB or EEP.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

- the sum of your purchase payments and purchase payment credits allocated to the GPA;

- plus any amounts transferred to the GPA from the regular fixed account or subaccounts;

- plus interest credited;

- minus any amounts transferred from the GPA to the regular fixed account or any subaccount;

- minus any amounts deducted for charges or surrenders;


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                                                       ANNUITY -- PROSPECTUS  29

- plus or minus any applicable MVA; and/or

- minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

REGULAR FIXED ACCOUNT
We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the ROPP rider fee (if selected);

- minus any prorated portion of the MAV rider fee (if selected);

- minus any prorated portion of the 5-Year MAV rider fee (if selected);

- minus any prorated portion of the EEB rider fee (if selected);

- minus any prorated portion of the EEP rider fee (if selected);

- minus any prorated portion of the Accumulation Benefit rider fee (if selected)*;

- minus any prorated portion of the GWB for Life rider fee (if selected)*; and

- minus any prorated portion of the SecureSource rider fee (if selected)*.

* The fee can only be deducted from the subaccounts in Washington.

SPECIAL DCA FIXED ACCOUNT
We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges);

- minus amounts transferred out; and

- minus any remaining portion of fees where the values of the regular fixed account and the subaccounts are insufficient to cover those fees.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of a prorated portion of:

- the contract administrative charge;

- the ROPP rider fee (if selected);

- the MAV rider fee (if selected);

- the 5-Year MAV rider fee (if selected);

- the EEB rider fee (if selected);

- the EEP rider fee (if selected);

- the Accumulation Benefit rider fee (if selected);

- the GWB for Life rider fee (if selected); and/or

- the SecureSource rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set up an automated transfer to or from the GPAs. You may not set up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, SecureSource, Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  31

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                          Jan       $100           $20           5.00
                                                          Feb        100            18           5.56
you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low...                           May        100            16           6.25
                                                          June       100            18           5.56
                                                          July       100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

- You cannot transfer existing contract values into a Special DCA fixed account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio you select.

- You may not use the regular fixed account, GPA account, or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)


- We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account.


- We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

- Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

- Fundings from multiple sources are treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no

32  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

  specification is made, according to your current purchase payment allocation. (Exception: if a PN program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).

- We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the GPAs, regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include certain GPAs and/or the regular fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider, GWB for Life or SecureSource rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  33
investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


34 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, the regular fixed account and/or any GPAs (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Benefit, GWB for Life rider or SecureSource rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes Secure Source rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource rider, we reserve the right to limit the number of model portfolios from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  35

Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER, GWB FOR LIFE RIDER OR SECURESOURCE RIDER

If you purchase the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider, you are required to participate in the PN program under the terms of each rider.


- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. For contracts purchased on or after Jan. 26, 2009, you cannot select the Aggressive model portfolio as your model portfolio, or transfer to the Aggressive model portfolio while the rider is in effect. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.


- GWB FOR LIFE OR SECURESOURCE RIDER: The GWB for Life or SecureSource rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life or SecureSource rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE OR SECURESOURCE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.


OPTIONAL PN PROGRAM

If you do not select the optional Accumulation Benefit rider, the optional GWB for Life rider or an optional SecureSource rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge. You can elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA fixed account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full surrender from your contract or on your settlement date.


36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a PN model portfolio is in effect.

You may transfer contract value from any one subaccount, GPAs or the regular fixed account, to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.


We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and regular fixed account at any time. The amount transferred to any GPA must be at least $1,000. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the regular fixed account until the next contract anniversary. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA.
  Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts. If an automated dollar-cost averaging arrangement is established within 30 days of contract issue, the 30% limitation does not apply to transfers made from the regular fixed account to the subaccounts for the duration of this initial arrangement.

- You may transfer contract values from any GPA to the subaccounts, regular fixed account or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts or GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the regular fixed account at any other time.

- You may not make a transfer to the Special DCA fixed account.

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCA fixed account.

FOR RAVA 4 ACCESS
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time. The amount transferred to any GPA must be at least $1,000.

- You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you elect to participate.

- You may transfer contract values from any GPA to the subaccounts, or other GPA any time after 60 days of transfer or payment allocation into such GPA. Transfers made more than 30 days before the end of the guarantee period will receive an

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  37

  MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment
  (MVA)").

- You may not make a transfer to the Special DCA fixed account.

- Once annuity payouts begin, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. When annuity payments begin, you must transfer all contract value out of any GPAs and Special DCA fixed account.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474
MINIMUM AMOUNT
Transfers or surrenders:     $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:     Contract value or entire account balance
* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  39

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account (if available).

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the GPAs, the regular fixed account or the Special DCA fixed account are not allowed.

- Automated transfers from the regular fixed account to the subaccounts under an automated dollar-cost averaging arrangement may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the regular fixed account)

 3 BY TELEPHONE

Call between 7 a.m. and 7 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846
MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance
MAXIMUM AMOUNT
Transfers:               Contract value or entire account balance
Surrenders:              $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and


40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life rider or SecureSource(SM) rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider or SecureSource rider, your benefits under the rider may be reduced (see "Optional Benefits"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, less any GPA or Special DCA fixed account, unless you request otherwise. We will not withdraw money for a partial surrender from any GPAs or Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may request specifically surrender from a GPA or Special DCA fixed account. The minimum contract value after partial surrender is $600. If you elected a SecureSource rider, the minimum contract value after partial surrender is zero and you do not have the option to request from which account to surrender.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  41

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   - you are at least age 59 1/2;

   - you are disabled as defined in the Code;

   - you severed employment with the employer who purchased the contract;

   - the distribution is because of your death;

   - effective Jan. 1, 2009, the distribution is due to plan termination; or

   - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life, SecureSource or Accumulation Benefit rider.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the ROPP, MAV, 5-Year MAV, EEB, EEP, Accumulation Benefit, GWB for Life or SecureSource. If you change ownership of your contract, we will terminate the ROPP and EEP. This includes both the EEP
Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB, the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the EEB will terminate. Otherwise, the EEB will effectively "start over." We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider, the GWB for Life rider and SecureSource -- Single Life rider will continue upon change of ownership. The SecureSource -- Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. No other ownership changes are allowed while this rider is in force. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

42 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


- purchase payments minus adjusted partial surrenders.


If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.


ADJUSTED PARTIAL SURRENDERS


                                             PS X DB
                                             -------
                                                CV


     PS = amount by which the contract value is reduced as a result of the partial surrender.

     DB = the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:
- You purchase the contract with a payment of $20,000

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                     $ 20,000
minus adjusted partial surrenders, calculated as:
$1,500 x $20,000
----------------  =                                                          - 1,667
      $18,000
for a standard death benefit of:                                            $ 18,333
since this is greater than your contract value of $16,500.


IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:


- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


  - purchase payments minus adjusted partial surrenders.


If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.



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                                                       ANNUITY -- PROSPECTUS  43

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource rider, if selected, will terminate.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:


- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


  - purchase payments minus adjusted partial surrenders.


If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.


If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource rider, if selected, will terminate.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


DEATH BENEFIT PAYMENT IN A LUMP SUM: We may pay all or part of the death benefit to your beneficiary in a lump sum under either a nonqualified or qualified annuity. We will pay the death benefit by check unless your beneficiary has chosen to have the death benefit payment directly deposited into a checking account. We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC, unless the beneficiary fails to meet the requirements of using this option.


OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit


44 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)
The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders.


If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP
- You may terminate the ROPP rider within 30 days of the first rider anniversary.

- You may terminate the ROPP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies thereafter.

For an example, see Appendix D.


IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the ROPP. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. IF YOUR SPOUSE WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.


NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every contract anniversary after that prior to your 81st birthday, we compare the maximum anniversary value to the current contract value and we reset the maximum anniversary value to the higher amount.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  45

- the maximum anniversary value.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first rider anniversary.

- You may terminate the MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies thereafter.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)
The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum five year anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to the GPAs, regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum five year anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the maximum five year anniversary value to the current contract value and we reset the maximum five year anniversary value to the higher amount.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or


- the maximum five year anniversary value.

TERMINATING THE 5-YEAR MAV
- You may terminate the 5-Year MAV rider within 30 days of the first rider anniversary.

- You may terminate the 5-Year MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies thereafter.

For an example, see Appendix D.


46 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

ENHANCED EARNINGS DEATH BENEFIT (EEB)
The EEB is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEB provides for reduced benefits if you are age 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. The EEB also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because the benefit paid by the EEB is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEB is appropriate for your situation.

If this EEB rider is available in your state and you are age 75 or younger at the rider effective date, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

The EEB provides that if you die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Benefit"), the MAV death benefit amount, if applicable, or the 5-Year MAV death benefit amount, if applicable,

PLUS
- 40% of your earnings at death if you were under age 70 on the rider effective date; or

- 15% of your earnings at death if you were age 70 or older on the rider effective date.

Additional death benefits payable under the EEB are not included in the adjusted partial surrender calculation.

EARNINGS AT DEATH FOR THE EEB AND EEP: If the rider effective date for the EEB or EEP is the contract issue date, earnings at death is an amount equal to:

  - the standard death benefit amount, the MAV death benefit amount, or the 5-Year MAV death benefit amount if applicable (the "death benefit amount")

  - MINUS purchase payments not previously surrendered.

The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

If the rider effective date for the EEB is AFTER the contract issue date, earnings at death is an amount equal to the death benefit amount

  - MINUS the greater of:

     a) the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     b) an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  47

The earnings at death may not be less than zero and may not be more than 250% multiplied by:

  - the greater of:

     a) the contract value as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that contract value since that rider effective date; or

     b) an amount equal to the death benefit amount as of the EEB rider effective date (determined before we apply any purchase payment or purchase payment credit), less any surrenders of that death benefit amount since that rider effective date

  - PLUS any purchase payments made on or after the EEB rider effective date not previously surrendered that are one or more years old.

TERMINATING THE EEB
- You may terminate the EEB rider within 30 days of the first rider anniversary.

- You may terminate the EEB rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The EEB rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEB rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse is age 76 or older at the time he or she elects to continue the contract, then the EEB rider will terminate. If your spouse is less than age 76 at the time he or she elects to continue the contract, he or she may choose to continue the EEB. In this case, the following conditions will apply:

- the EEB rider will continue, but we will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEB rider.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides for reduced benefits if you are age 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the EEB during the second rider year. The EEP also may result in reduced benefits if you take RMDs (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") from your qualified annuity or any partial surrenders during the life of your contract, both of which may reduce contract earnings. This is because part of the benefit paid by the EEP is determined by the amount of earnings at death. Be sure to discuss with your financial advisor and your tax advisor whether or not the EEP is appropriate for your situation.

If this EEP rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. THIS RIDER IS ONLY AVAILABLE UNDER ANNUITIES PURCHASED THROUGH AN EXCHANGE OR DIRECT TRANSFER FROM ANOTHER ANNUITY OR A LIFE INSURANCE POLICY. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

The EEP provides that if you die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS
- EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:


48 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

                                PERCENTAGE IF YOU ARE                      PERCENTAGE IF YOU ARE
RIDER YEAR            UNDER AGE 70 ON THE RIDER EFFECTIVE DATE    70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                               0%                                          0%
Three and Four                           10%                                       3.75%
Five or more                             20%                                        7.5%



Additional death benefits payable under the EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Another way to describe the benefits payable under the EEP rider is as follows:

- the standard death benefit amount (see "Benefits in Case of Death -- Standard Death Benefit"), the MAV death benefit amount, or 5-Year MAV death benefit amount, if applicable,

PLUS

                     IF YOU ARE UNDER AGE 70
RIDER YEAR           ON THE RIDER EFFECTIVE DATE, ADD ...
1                    Zero
2                    40% x earnings at death (see above)
3 & 4                40% x (earnings at death + 25% of exchange purchase payment*)
5+                   40% x (earnings at death + 50% of exchange purchase payment*)
                     IF YOU ARE AGE 70
RIDER YEAR           OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
1                    Zero
2                    15% x earnings at death
3 & 4                15% x (earnings at death + 25% of exchange purchase payment*)
5+                   15% x (earnings at death + 50% of exchange purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another annuity or policy that are identified at issue and not previously surrendered.

We are not responsible for identifying exchange purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

TERMINATING THE EEP
- You may terminate the EEP rider within 30 days of the first rider anniversary after the rider effective date.

- You may terminate the EEP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The EEP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The EEP rider will terminate in the case of an ownership change.

- The EEP rider will terminate in the case of the spousal continuation if the new owner is age 76 or older.

For an example, see Appendix D.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, and your spouse chooses to continue the contract as the contract owner, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. If your spouse has reached age 76 at the time he or she elects to continue the contract, the EEP rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she cannot continue the EEP. However, he or she may choose to convert the EEP rider into an EEB. In this case, the following conditions will apply:

- the EEB rider will treat the new contract value on the date the ownership of the contract changes to your spouse (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

- the percentages of "earnings at death" payable will be based on your spouse's age at the time he or she elects to continue the contract.

- the EEB rider charges described in "Charges -- EEB Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the EEB rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the EEP rider.

If your spouse chooses not to convert the EEP rider into an EEB, the standard death benefit amount (or the MAV or 5-Year MAV death benefit amount, if applicable,) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."


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OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED


SECURESOURCE RIDERS
THE SECURESOURCE RIDERS ARE NOT AVAILABLE FOR RAVA4 ACCESS.

There are two optional SecureSource riders available under your contract:

- SecureSource -- Single Life; or

- SecureSource -- Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource -- Single Life rider covers one person. The
SecureSource -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider, not both, and you may not switch riders later.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if(1):

- SINGLE LIFE: you are 80 or younger on the contract issue date, or , if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date ; or

- JOINT LIFE: you and your spouse are 80 or younger on the contract issue date.

 (1)The SecureSource rider is not available under an inherited qualified annuity.

You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year until the lifetime withdrawal benefit becomes effective and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).


50  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payment (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the allowed annual withdrawal amount under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed annual withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

(a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime

RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

    withdrawal benefit may be reduced when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract).

    JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

(b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

(c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

    (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

    (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

    Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program.") You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and

(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not less than zero.

You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value

52 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS
  reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.


- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current limitations, see "Buying Your Contract -- Purchase Payments."


- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to surrender from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:


- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Also, withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.


- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, a SecureSource rider may be of limited value to you.


KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:
WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit.


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- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment, plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment, plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

  1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

  2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.


54  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment amount, plus any purchase payment credit multiplied by 7%.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of the sum of purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If the owner is a nonnatural person, e.g., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  55

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a revocable trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):

- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 6% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 65.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.

  (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or

       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.

  (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or

       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the sum of the purchase payment plus any purchase payment credits.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credit, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.


56  RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
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

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

- THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to the purchase payments, plus purchase payment credit, multiplied by 6%.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credit, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the sum of the purchase payment amount plus any purchase payment credit.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations there under that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  57

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource -- Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to a spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.


58 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource -- Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR SURRENDER PROVISION OF YOUR CONTRACT: Minimum contract values following surrender no longer apply to your contract. For surrenders, the surrender will be made from the variable subaccounts, and the Regular Fixed Account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the surrender is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: wait until the rider anniversary on/following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

    (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

- SINGLE LIFE: covered person;

- JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  59

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full surrender of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.


- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the

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  contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource riders.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or

   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER
THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.
The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will

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pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are (or if the owner is a non-natural person, then the annuitant is) 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional GWB for Life rider or SecureSource rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether an Accumulation Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your financial advisor whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:
BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.


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Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS
If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:
  - you take a full surrender; or
  - annuitization begins; or
  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix E.


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OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED




GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER



Disclosure for GWB for Life rider may be found in the Appendix G.





THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date, plus or minus any applicable MVA on GPAs and less any applicable premium tax. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- your age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only ONE monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15, OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15, or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


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- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take surrender. (See "Taxes.")

- RBA PAYOUT OPTION: If you have a GWB for Life or SecureSource rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


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ANNUITY PAYOUTS: Generally, unlike surrenders, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract


66 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  67

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.



State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


68 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  69

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.


- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.


PAYMENTS TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.


70 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO FINANCIAL ADVISORS
- The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended Dec. 31, 2008 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access these documents, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  71

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.


72 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: THE FUNDS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation                                                    Inc. adviser, advisory
Fund, Series II                                                 entities affiliated with
Shares                                                          Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I. Capital   Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Financial                                                       Inc. adviser, advisory
Services Fund,                                                  entities affiliated with
Series II Shares                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.

----------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  73

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Global    Seeks capital growth.                        Invesco Aim Advisors,
Health Care Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks long-term growth of capital.           Invesco Aim Advisors,
International                                                   Inc. adviser, advisory
Growth Fund,                                                    entities affiliated with
Series II Shares                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Technology
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high     Columbia Management
Yield Fund,        level of income and capital appreciation.    Advisors, LLC, advisor;
Variable Series,                                                MacKay Shields LLC,
Class B                                                         subadviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
Growth Fund,                                                    Advisors, LLC, adviser;
Variable Series,                                                Marsico Capital
Class A                                                         Management, LLC, sub-
                                                                adviser.

----------------------------------------------------------------------------------------



74 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
International                                                   Advisors, LLC, adviser;
Opportunities                                                   Marsico Capital
Fund, Variable                                                  Management, LLC, sub-
Series, Class B                                                 adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Dreyfus Variable   Seeks capital growth.                        The Dreyfus Corporation;
Investment Fund                                                 Newton Capital
International                                                   Management Limited, sub-
Equity Portfolio,                                               adviser
Service Shares
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and           Evergreen Investment
International      secondarily, modest income.                  Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class 2    Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class 2            countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares

----------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  75

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Legg Mason         Seeks long-term growth of capital.           Legg Mason Partners Fund
Partners Variable                                               Advisor, LLC, adviser;
Small Cap Growth                                                ClearBridge Advisors,
Portfolio, Class                                                LLC, sub-adviser.
I
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series -
Service Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management Inc.
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in securities of         Management Inc.
Management Trust   companies that meet the Fund's financial
Socially           criteria and social policy.
Responsive
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Bond     principally derived from interest on debt
Fund/VA, Service   securities.
Shares
----------------------------------------------------------------------------------------

Oppenheimer Value  Seeks high level of current income           OppenheimerFunds, Inc.
Fund/VA, Service   principally derived from interest on debt
Shares             securities.
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management period.
Class
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.

----------------------------------------------------------------------------------------



76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital growth.              RiverSource Investments,
Partners Variable                                               LLC, adviser; Davis
Portfolio - Fund-                                               Selected Advisers, L.P.,
amental Value                                                   subadviser.
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Partners Variable                                               LLC, adviser; Systematic
Portfolio - Sele-                                               Financial Management,
ct Value Fund                                                   L.P. and WEDGE Capital
                                                                Management L.L.P., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Partners Variable                                               LLC, adviser; Barrow,
Portfolio - Small                                               Hanley, Mewhinney &
Cap Value Fund                                                  Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund

----------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  77

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund
(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)

----------------------------------------------------------------------------------------



78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Value Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio - Smal-                                               Capital Management LLC,
ler-Cap Value                                                   sub-adviser.
Fund (previously
RVST RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.


----------------------------------------------------------------------------------------





RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  79

APPENDIX B: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

AS THE EXAMPLES BELOW DEMONSTRATE, THE APPLICATION OF AN MVA MAY RESULT IN EITHER A GAIN OR A LOSS OF PRINCIPAL. WE REFER TO ALL OF THE TRANSACTIONS DESCRIBED BELOW AS "EARLY SURRENDERS." THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

GENERAL EXAMPLES

ASSUMPTIONS:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                             1 + I
EARLY WITHDRAWAL AMOUNT X       [(   --------------------   )   (N/12)   - -  = MVA
                                         1 + J + .001                   1]


       Where i = rate earned in the GPA from which amounts are being transferred or surrendered.

              j = current rate for a new Guaranteed Period equal to the
                  remaining term in the current Guarantee Period (rounded up to the next year).

              n = number of months remaining in the current Guarantee Period
                (rounded up to the next month).

EXAMPLES -- MVA

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

- after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                         1.030
$1,000 X    [(   --------------------   )   (84/12)   - -  = -$39.84
                    1 + .035 + .001                  1]


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                         1.030
$1,000 X    [(   --------------------   )   (84/12)   - -  = $27.61
                    1 + .025 + .001                  1]




80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

In this example, the MVA is a positive $27.61.

We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  81

APPENDIX C: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:
This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                      CONTRACT      CONTRACT
                                                     WITH GAIN     WITH LOSS
        Contract Value at time of full surrender:   $120,000.00   $ 80,000.00
             Contract Value on prior anniversary:    115,000.00     85,000.00
 STEP  We determine the Total Free Amount (TFA)
   1.  available in the contract as the greatest
       of the earnings or 10% of the prior
       anniversary value:
                        Earnings in the contract:     20,000.00          0.00
          10% of the prior anniversary's contract     11,500.00      8,500.00
                                           value:
                                                    -----------   -----------
                               Total Free Amount:     20,000.00      8,500.00
 STEP  We determine the TFA that is from Purchase
   2.  Payments:
                               Total Free Amount:     20,000.00      8,500.00
                        Earnings in the contract:     20,000.00          0.00
         Purchase Payments being Surrendered Free          0.00      8,500.00
                                           (PPF):
 STEP  We calculate the Premium Ratio (PR):
   3.
                   PR = [WD - TFA] / [CV - TFA]
                                             WD =    120,000.00     80,000.00   = the amount of the surrender
                                            TFA =     20,000.00      8,500.00   = the total free amount, step 1
                                             CV =    120,000.00     80,000.00   = the contract value at the time
                                                                                  of the surrender
                                             PR =          100%          100%   = the premium ratio
 STEP  We calculate Chargeable Purchase Payments
   4.  being Surrendered (CPP):
                   CPP = PR x (PP - PPF)
                                             PR =          100%          100%   = premium ratio, step 3
                                             PP =    100,000.00    100,000.00   = purchase payments not
                                                                                  previously surrendered
                                            PPF =          0.00      8,500.00   = purchase payments being
                                                                                  surrendered free, step 2
                                            CPP =    100,000.00     91,500.00
 STEP  We calculate the Surrender Charges:
   5.
                    Chargeable Purchase Payments:    100,000.00     91,500.00
                     Surrender Charge Percentage:            7%            7%
                                Surrender Charge:      7,000.00      6,405.00
 STEP  We calculate the Net Surrender Value:         120,000.00     80,000.00
   6.
                      Contract Value Surrendered:     (7,000.00)    (6,405.00)
              Contract Charge (assessed upon full        (30.00)       (30.00)
                                      surrender):
                     Net Full Surrender Proceeds:    112,970.00     73,565.00




82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and


- you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and


- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------


                                                      CONTRACT      CONTRACT
                                                     WITH GAIN     WITH LOSS
                Contract Value at time of partial   $120,000.00   $ 80,000.00
                                       surrender:
             Contract Value on prior anniversary:    115,000.00     85,000.00
 STEP  We determine the Total Free Amount (TFA)
   1.  available in the contract as the greatest
       of the earnings or 10% of the prior
       anniversary value:
                        Earnings in the contract:     20,000.00          0.00
          10% of the prior anniversary's contract     11,500.00      8,500.00
                                           value:
                                                    -----------   -----------
                               Total Free Amount:     20,000.00      8,500.00
 STEP  We determine the TFA that is from Purchase
   2.  Payments:
                               Total Free Amount:     20,000.00      8,500.00
                        Earnings in the contract:     20,000.00          0.00
         Purchase Payments being Surrendered Free          0.00      8,500.00
                                           (PPF):
 STEP  We calculate the Premium Ratio (PR):
   3.
                   PR = [WD - TFA] / [CV - TFA]
                                             WD =     50,000.00     50,000.00   = the amount of the surrender
                                            TFA =     20,000.00      8,500.00   = the total free amount, step 1
                                             CV =    120,000.00     80,000.00   = the contract value at the time
                                                                                  of surrender
                                             PR =           30%           58%   = the premium ratio
 STEP  We calculate the Chargeable Purchase
   4.  Payments being Surrendered (CPP):
                   CPP = PR x (PP - PPF)
                                             PR =           30%           58%   = premium ratio, step 3
                                             PP =    100,000.00    100,000.00   = purchase payments not
                                                                                  previously surrendered
                                            PPF =          0.00      8,500.00   = purchase payments being
                                                                                  surrendered free, step 2
                                            CPP =     30,000.00     53,108.39   = chargeable purchase
                                                                                  payments being surrendered
 STEP  We calculate the Surrender Charges:
   5.
                    Chargeable Purchase Payments:     30,000.00     53,108.39
                     Surrender Charge Percentage:            7%            7%
                                Surrender Charge:         2,100         3,718
 STEP  We calculate the Net Surrender Value:
   6.
                      Contract Value Surrendered:     50,000.00     50,000.00
                                Surrender Charge:     (2,100.00)    (3,717.59)
                  Net Partial Surrender Proceeds:     47,900.00     46,282.41





RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  83

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                     CONTRACT       CONTRACT
                                                    WITH GAIN      WITH LOSS
        Contract Value at time of full surrender:  $120,000.00    $ 80,000.00
             Contract Value on prior anniversary:   115,000.00      85,000.00
 STEP  We determine the Total Free Amount (TFA)
   1.  available in the contract as the greatest
       of the earnings or 10% of the prior
       anniversary value:
                        Earnings in the Contract:    20,000.00           0.00
          10% of the prior anniversary's contract    11,500.00       8,500.00
                                           value:
                                                   -----------    -----------
                               Total Free Amount:    20,000.00       8,500.00
 STEP  We determine the TFA and Amount Free that
   2.  is from Purchase Payments:
                               Total Free Amount:    20,000.00       8,500.00
                        Earnings in the contract:    20,000.00           0.00
         Purchase Payments being Surrendered Free         0.00       8,500.00
                                           (PPF):
 STEP  We calculate the Premium Ratio (PR):
   3.
                   PR = [WD - TFA] / [CV - TFA]
                                             WD =   120,000.00      80,000.00   = the amount of the surrender
                                            TFA =    20,000.00       8,500.00   = the total free amount, step 1
                                             CV =   120,000.00      80,000.00   = the contract value at the time
                                                                                  of the surrender
                                             PR =         100%           100%
 STEP  We calculate Chargeable Purchase Payments
   4.  being Surrendered (CPP):
                   CPP = PR x (PP - PPF)
                                             PR =         100%           100%   = premium ratio, step 3
                                             PP =   100,000.00     100,000.00   = purchase payments not
                                                                                  previously surrendered
                                            PPF =         0.00       8,500.00   = purchase payments being
                                                                                  surrendered free, step 2
                                            CPP =   100,000.00      91,500.00
 STEP  We calculate the Surrender Charges:
   5.
                    Chargeable Purchase Payments:   100,000.00      91,500.00
                     Surrender Charge Percentage:           7%             7%
                                Surrender Charge:     7,000.00       6,405.00
 STEP  We calculate the Net Surrender Value:        120,000.00      80,000.00
   6.
                      Contract Value Surrendered:    (7,000.00)     (6,405.00)
              Contract Charge (assessed upon full       (30.00)        (30.00)
                                      surrender):
                     Net Full Surrender Proceeds:   112,970.00      73,565.00




84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and


- you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and


- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------


                                                      CONTRACT      CONTRACT
                                                     WITH GAIN     WITH LOSS
                Contract Value at time of partial   $120,000.00   $ 80,000.00
                                       surrender:
             Contract Value on prior anniversary:    115,000.00     85,000.00
 STEP  We determine the Total Free Amount (TFA)
   1.  available in the contract as the greatest
       of the earnings or 10% of the prior
       anniversary value:
                        Earnings in the contract:     20,000.00          0.00
          10% of the prior anniversary's contract     11,500.00      8,500.00
                                           value:
                                                    -----------   -----------
                               Total Free Amount:     20,000.00      8,500.00
 STEP  We determine the Amount Free that is from
   2.  Purchase Payments:
                               Total Free Amount:     20,000.00      8,500.00
                        Earnings in the contract:     20,000.00          0.00
         Purchase Payments being Surrendered Free          0.00      8,500.00
                                           (PPF):
 STEP  We calculate the Premium Ratio (PR):
   3.
                   PR = [WD - TFA] / [CV - TFA]
                                             WD =     50,000.00     50,000.00   = the amount of the surrender
                                            TFA =     20,000.00      8,500.00   = the total free amount, step 1
                                             CV =    120,000.00     80,000.00   = the contract value at the time
                                                                                  of surrender
                                             PR =           30%           58%   = the premium ratio
 STEP  We calculate the Chargeable Purchase
   4.  Payments being Surrendered (CPP):
                   CPP = PR x (PP - PPF)
                                             PR =           30%           58%   = premium ratio, step 3
                                             PP =    100,000.00    100,000.00   = purchase payments not
                                                                                  previously surrendered
                                            PPF =          0.00      8,500.00   = purchase payments being
                                                                                  surrendered free, step 2
                                            CPP =     30,000.00     53,108.39   = chargeable purchase
                                                                                  payments being surrendered
 STEP  We calculate the Surrender Charges:
   5.
                    Chargeable Purchase Payments:     30,000.00     53,108.39
                     Surrender Charge Percentage:            7%            7%
                                Surrender Charge:         2,100         3,718
 STEP  We calculate the Net Surrender Value:
   6.
                      Contract Value Surrendered:     50,000.00     50,000.00
                                Surrender Charge:     (2,100.00)    (3,717.00)
                  Net Partial Surrender Proceeds:     47,900.00     46,282.41





RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  85

APPENDIX D: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT
- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

    We calculate the death benefit as follows:

    The total purchase payments minus adjustments for partial surrenders:

       Total purchase payments                                          $20,000
       minus adjusted partial surrenders, calculated as:
       $1,500 x $20,000
       ----------------  =                                               -1,667
            $18,000
                                                                        -------
       for a death benefit of:                                          $18,333
                                                                        =======




EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

    We calculate the death benefit as follows:

    The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

       Greatest of your contract anniversary contract values:           $24,000
       plus purchase payments made since that anniversary:                   +0
       minus adjusted partial surrenders, calculated as:
       $1,500 x $24,000
       ----------------  =                                               -1,636
            $22,000
                                                                        -------
       for a death benefit of:                                          $22,364
                                                                        =======




EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.


86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

    We calculate the death benefit as follows:

    The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

       Greatest of your 5-year contract anniversary contract values:    $30,000
       plus purchase payments made since that anniversary:                   +0
       minus adjusted partial surrenders, calculated as:
       $1,500 x $30,000
       ----------------  =                                               -1,800
            $25,000
                                                                        -------
       for a death benefit of:                                          $28,200
                                                                        =======




EXAMPLE -- EEB DEATH BENEFIT

- You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEB.

- During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit amount (contract value):             $110,000
plus the EEB which equals 40% of earnings at death
  (MAV death benefit amount minus payments not
  previously surrendered):                               +4,000
  0.40 x ($110,000 - $100,000) =
                                                       --------
Total death benefit of:                                $114,000
                                                       ========



- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary
  value):                                              $110,000
plus the EEB (40% of earnings at death):
  0.40 x ($110,000 - $100,000) =                         +4,000
                                                       --------
Total death benefit of:                                $114,000
                                                       ========



- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

     $110,000 -   ($50,000 x $110,000)  =
                  --------------------                                    $57,619
                        $105,000
     plus the EEB (40% of earnings at death):
     0.40 x ($57,619 - $55,000) =                                          +1,048
                                                                          -------
     Total death benefit of:                                              $58,667
                                                                          =======




- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  87

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit equals:

MAV death benefit amount (contract value):             $200,000
plus the EEB (40% of earnings at death)
  0.40 x 2.50 x ($55,000) =                             +55,000
                                                       --------
Total death benefit of:                                $255,000
                                                       ========



- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

MAV death benefit amount (contract value less
  purchase payment credits reversed):                  $250,000
plus the EEB (40% of earnings at death)
  0.40 x 2.50 x ($55,000) =                             +55,000
                                                       --------
Total death benefit of:                                $305,000
                                                       ========



- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEB changes. The death benefit equals:

MAV death benefit amount (contract value):             $250,500
  plus the EEB which equals 40% of earnings at
  death (the standard death benefit amount minus
  payments not previously surrendered):
  0.40 x ($250,500 - $105,000) =                        +58,200
                                                       --------
Total death benefit of:                                $308,700
                                                       ========



EXAMPLE -- EEP DEATH BENEFIT
- You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the EEP.

- During the first contract year the contract value grows to $105,000. The death benefit on equals the standard death benefit amount, which is the contract value less purchase payment credits reversed, or $104,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

- On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP Part II does not provide any additional benefit at this time. The death benefit equals:

MAV death benefit amount (contract value):             $110,000
plus the EEP Part I which equals 40% of earnings at
  death (the MAV death benefit amount minus
  purchase payments not previously surrendered):
  0.40 x ($110,000 - $100,000) =                         +4,000
                                                       --------
Total death benefit of:                                $114,000
                                                       ========



- On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary
  value):                                              $110,000
plus the EEP Part I (40% of earnings at death):
  0.40 x ($110,000 - $100,000) =                         +4,000
plus the EEP Part II which in the third contract
  year equals 10% of exchange purchase payments
  identified at issue and not previously
  surrendered:
  0.10 x $100,000 =                                     +10,000
                                                       --------
Total death benefit of:                                $124,000
                                                       ========



- During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value.


88 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

  Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

  MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

     $110,000 -   ($50,000 x $110,000)  =
                  --------------------                                    $57,619
                        $105,000
     plus the EEP Part I (40% of earnings at death):
       0.40 x ($57,619 - $55,000) =                                        +1,048
     plus the EEP Part II which in the third contract year equals 10%
       of exchange purchase payments identified at issue and not
       previously surrendered:                                             +5,500
       0.10 x $55,000 =
                                                                          -------
     Total death benefit of:                                              $64,167
                                                                          =======




- On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

- On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit equals:

MAV death benefit amount (contract value):             $200,000
plus the EEP Part I (40% of earnings at death)
  .40 x (2.50 x $55,000) =                              +55,000
plus the EEP Part II which after the fourth
  contract year equals 20% of exchange purchase
  payments identified at issue and not previously
  surrendered: 0.20 x $55,000 =                         +11,000
                                                       --------
Total death benefit of:                                $266,000
                                                       ========



- During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP
  Part II. The death benefit equals:

MAV death benefit amount (contract value less
  purchase payment credits reversed):                  $250,000
plus the EEP Part I (40% of earnings at death)
  .40 x (2.50 x $55,000) =                              +55,000
plus the EEP Part II, which after the fourth
  contract year equals 20% of exchange purchase
  payments identified at issue and not previously
  surrendered: 0.20 x $55,000 =                         +11,000
                                                       --------
Total death benefit of:                                $316,000
                                                       ========



- During the eleventh contract year the contract value remains $250,500 and the "new" purchase payment is now one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit equals:

MAV death benefit amount (contract value):             $250,500
plus the EEP Part I which equals 40% of earnings at
  death (the MAV death benefit minus payments not
  previously surrendered):
  0.40 x ($250,500 - $105,000) =                        +58,200
plus the EEP Part II, which after the fourth
  contract year equals 20% of exchange purchase
  payments identified at issue and not previously
  surrendered: 0.20 x $55,000 =                         +11,000
                                                       --------
Total death benefit of:                                $319,700
                                                       ========





RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  89

APPENDIX E: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, GPAS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT
The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option


- The Accumulation Benefit rider fee is 0.80%.



                        ASSUMED NET     PARTIAL SURRENDER         ADJUSTED                  ACCUMULATION
END OF CONTRACT YEAR  RATE OF RETURN   (BEGINNING OF YEAR)   PARTIAL SURRENDER     MCAV    BENEFIT AMOUNT   CONTRACT VALUE
          1                  12%                  0                    0         100,000            0           111,104
          2                  15%                  0                    0         101,398            0           126,747
          3                   3%                  0                    0         103,604            0           129,505
          4                  -8%                  0                    0         103,604            0           118,192
          5                 -15%                  0                    0         103,604            0            99,634
          6                  20%              2,000                2,080         101,525            0           116,224
          7                  15%                  0                    0         106,071            0           132,588
          8                 -10%                  0                    0         106,071            0           118,375
          9                 -20%              5,000                4,480         101,590            0            89,851
         10                 -12%                  0                    0         101,590       23,334            78,256





EXAMPLE -- SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 60.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.


90 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.


                                                                                                           LIFETIME WITHDRAWAL
                                                                     BASIC WITHDRAWAL BENEFIT                    BENEFIT
                                          HYPOTHETICAL     -------------------------------------------     -------------------
CONTRACT                                     ASSUMED
DURATION     PURCHASE       PARTIAL         CONTRACT
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the Covered Person reaches age 65 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  91

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new Covered Person.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000
1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)
2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)
3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)
3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0
4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900
4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0
5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200
5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0
6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500
6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)
7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.



92 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 59 and your spouse is age 60.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A
0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A
1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A
2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A
6                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)
6.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0
7                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400
7.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0
8                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840
8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0
9                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300
9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,300       3,300
10                  0             0           52,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 65 as 6% of the RBA.
(2) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  93

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000
1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)
2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)
3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)
3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0
4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900
4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0
5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200
5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0
6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500
6.5                 0             0          110,000        125,000      125,000      8,750      8,750       7,500       7,500
7                   0             0          105,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX F: ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource rider or GWB for Life rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the SecureSource(SM) rider or GWB for Life rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource or GWB for Life rider.

(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on the value of this contract alone on the date it is determined;

(3) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code (applicable only to SecureSource riders); and

(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:

    1. IRAs under Section 408(b) of the Code;

    2. Roth IRAs under Section 408A of the Code;

    3. SIMPLE IRAs under Section 408(p) of the Code;

    4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

    5. Custodial and investment only plans under Section 401(a) of the Code;

    6. TSAs under Section 403(b) of the Code.


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  95

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource rider or GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource rider.


96 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX G: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER DISCLOSURE



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER


THE GWB FOR LIFE RIDER IS NO LONGER AVAILABLE FOR SALE.



The GWB for Life rider is an optional benefit that you may select for an additional annual charge if(1):



- the rider is available in your state; and



- you are age 80 or younger on the contract issue date; or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date.



 (1)The GWB for Life rider is not available under an inherited qualified annuity.



You must have elected the GWB for Life rider when you purchased your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans.



The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.



Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.



The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:



(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.



(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit)is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.



Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65 or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).



Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:



- After the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the GBP;



- During the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;



- After the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                       ANNUITY -- PROSPECTUS  97

- During the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.



If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).



If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below).



Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.



If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").



The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio, the rider charge may increase (see "Charges").



If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.



You should consider whether the GWB for Life rider is appropriate for you because:



- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:



  (a) Once the contract value is less than $600*, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Less than $600" heading below). However, if the contract value is $600 or greater, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract owners are still living (except, if the contract is continued under the spousal continuation provision of the contract).



      * Under our current administrative practice, we allow the minimum contract value to be $0. Therefore, these limitations will only apply when the contract value is reduced to zero.



  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.



  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.



  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.



- USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM IS REQUIRED: You must elect one of the model portfolios of the PN program. This requirement limits your choice of subaccounts, regular fixed account and GPAs (if available) to those that are in the model portfolio you select. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. This means you will not be able to allocate contract value to all


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  of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program".) Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current limitation, see "Buying Your Contract -- Purchase Payments".



- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.



- NON-CANCELABLE: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.



- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.



  You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:



- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes -- Nonqualified Annuities".) Also, withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions.") If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.



  See Appendix F for additional information.



- TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take a surrender is restricted (see "TSA -- Special Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.



KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE RIDER ARE DESCRIBED BELOW:


WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.



PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.



WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.



GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.



The GBA is determined at the following times, calculated as described:



- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;



- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.



- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).



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- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.



- When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.



  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



GBA EXCESS WITHDRAWAL PROCESSING


The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.



If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:



(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and



(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.



REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.



The RBA is determined at the following times, calculated as described:



- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.



- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).



- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).



- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.



  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



RBA EXCESS WITHDRAWAL PROCESSING


The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.



If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:



1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and



2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.



GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase


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payment has its own GBP, which is equal to the lesser of that payment's RBA or
7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.



During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.



The GBP is determined at the following times, calculated as described:



- At contract issue -- the GBP is established as 7% of the GBA value.



- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.



- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to that purchase payment amount plus any purchase payment credit, multiplied by 7%.



- At step up -- (see "Annual Step Up," and "Spousal Continuation Step Up" headings below).



- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.



- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to the sum of that purchase payment and any purchase payment credit, multiplied by 7%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the GBP remains unchanged.



  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.



REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.



The RBP is determined at the following times, calculated as described:



- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.



- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.



- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.



- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.



- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.



COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.



ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.



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ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.



During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.



The ALP is determined at the following times:



- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.



- When you make additional purchase payments -- each additional purchase payment increases the ALP by the amount of the purchase payment plus any purchase payment credit, multiplied by 6%.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).



- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the RALP -- the ALP remains unchanged.



  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



ALP EXCESS WITHDRAWAL PROCESSING


The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.



THE RALP IS DETERMINED AT THE FOLLOWING TIMES:



- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:



  (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to the sum of purchase payments and purchase payment credits, multiplied by 6%.



  (b) At any other time -- the RALP is established equal to the ALP.



- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.



- At the beginning of any other contract year -- the RALP is set equal to ALP.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When you make additional purchase payments -- each additional purchase payment increases the RALP by the sum of the purchase payment and any purchase payment credit, multiplied by 6%.



- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.



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REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:



- The RMD is the life expectancy RMD for this contract alone; and



- The RMD amount is based on the requirements of the Code section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.



Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.



See Appendix F for additional information.



STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.



The annual step up is subject to the following rules:



- The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.



- Only one step up is allowed each contract year.



- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.



- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.



- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.



- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.



- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.



The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:



- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.



- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.



- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.



- The total RBP will be reset as follows:



  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.



  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.



- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.



- The RALP will be reset as follows:



  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.



  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.



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SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the GWB for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:



- The GBA, RBA, and GBP values remain unchanged.



- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.



- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.



- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.



- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.



- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.



SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's financial advisor must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.



If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.



It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.



At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.



IF CONTRACT VALUE REDUCES TO LESS THAN $600*: If the contract value reduces to less than $600 and the total RBA remains greater than zero, you will be paid in the following scenarios:



1) The ALP has not yet been established and the contract value is reduced to less than $600 for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:



   (a) receive the remaining schedule of GBPs until the RBA equals zero; or



   (b) wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



2) The ALP has been established and the contract value reduces to less than $600 as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:



   (a) the remaining schedule of GBPs until the RBA equals zero; or



   (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.



104 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

We will notify you of this option. If no election is made, the ALP will be paid.



3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.



4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.



Under any of these scenarios:



- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.



- We will no longer accept additional purchase payments;



- You will no longer be charged for the rider;



- Any attached death benefit riders will terminate; and



- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.



The GWB for Life rider and the contract will terminate under either of the following two scenarios:



- If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.



- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.



* Under the current administrative practice, we allow the minimum contract value to be $0. Therefore, these scenarios will only apply when the contract value is reduced to zero.



AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).



If the contract value equals zero and the death benefit becomes payable, the following will occur:



- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.



- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.



- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.



CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.



- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.



- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.



- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending


RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  105
  with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.



- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.



REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.



Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").



This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.



This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.



RIDER TERMINATION


The GWB for Life rider cannot be terminated either by you or us except as follows:



1. Annuity payouts under an annuity payout plan will terminate the rider.



2. Termination of the contract for any reason will terminate the rider.



106 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- GWB FOR LIFE RIDER



EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:


- You purchase the RAVA 4 Select contract with a payment of $100,000.



- You are the sole owner and also the annuitant. You are age 60.



- You make no additional payments to the contract.



- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.




                                                                                                           LIFETIME WITHDRAWAL
                                                                     BASIC WITHDRAWAL BENEFIT                    BENEFIT
                                          HYPOTHETICAL     -------------------------------------------     -------------------
CONTRACT                                     ASSUMED
DURATION     PURCHASE       PARTIAL         CONTRACT
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300




At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.



(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.


(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  107

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:


- You purchase the RAVA 4 Select contract with a payment of $100,000.



- You are the sole owner and also the annuitant. You are age 65.



- You make no additional payments to the contract.



- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.




                                                                                                           LIFETIME WITHDRAWAL
                                                                     BASIC WITHDRAWAL BENEFIT                    BENEFIT
                                          HYPOTHETICAL     -------------------------------------------     -------------------
CONTRACT                                     ASSUMED
DURATION     PURCHASE       PARTIAL         CONTRACT
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500




At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.



(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.


(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.


(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



108 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX H: CONDENSED FINANCIAL INFORMATION


(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parenthesis.




VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                        2008      2007      2006
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.20     $1.09     $1.00
Accumulation unit value at end of period                                   $0.69     $1.20     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,879     2,330     1,060

----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.21     $1.10     $1.00
Accumulation unit value at end of period                                   $0.63     $1.21     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,546     2,798       719
----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $0.90     $1.17     $1.00
Accumulation unit value at end of period                                   $0.36     $0.90     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,711     1,648       695
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.20     $1.09     $1.00
Accumulation unit value at end of period                                   $0.85     $1.20     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,220     2,213    16,983
----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.40     $1.24     $1.00
Accumulation unit value at end of period                                   $0.83     $1.40     $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                               191,749    79,002       607
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                             $1.37     $1.15     $1.00
Accumulation unit value at end of period                                   $0.71     $1.37     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,964     1,519     6,467
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                             $1.22     $1.17     $1.00
Accumulation unit value at end of period                                   $0.72     $1.22     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 5,992     7,074     1,936
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (06/26/2006)
Accumulation unit value at beginning of period                             $1.30     $1.24     $1.00
Accumulation unit value at end of period                                   $0.60     $1.30     $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                               295,091   140,364    33,087
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
  Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                             $1.23     $1.10     $1.00
Accumulation unit value at end of period                                   $0.74     $1.23     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,325     1,295       346
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                             $1.12     $1.16     $1.00
Accumulation unit value at end of period                                   $0.84     $1.12     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                74,527    79,523       987
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                             $1.25     $1.04     $1.00
Accumulation unit value at end of period                                   $0.72     $1.25     $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,395     2,725    36,949
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                             $1.09     $1.16     $1.00
Accumulation unit value at end of period                                   $0.79     $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                10,333    11,609     3,143
----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                             $1.09     $1.08     $1.00
Accumulation unit value at end of period                                   $0.82     $1.09     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 8,519     8,110     2,469
----------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  109

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                        2008      2007      2006
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                             $1.28     $1.09     $1.00
Accumulation unit value at end of period                                   $0.77     $1.28     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                               391,002   205,091    48,403
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                             $1.43     $1.20     $1.00
Accumulation unit value at end of period                                   $0.73     $1.43     $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                10,806     7,134    23,001
----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                             $1.18     $1.02     $1.00
Accumulation unit value at end of period                                   $0.78     $1.18     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 6,606     4,051    23,928
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.37     $1.18     $1.00
Accumulation unit value at end of period                                   $0.78     $1.37     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,075     2,094       733
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES* (06/26/2006)
Accumulation unit value at beginning of period                             $1.19     $1.16     $1.00
Accumulation unit value at end of period                                   $0.74     $1.19     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,427     1,318       693
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
  Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.03     $1.03     $1.00
Accumulation unit value at end of period                                   $0.75     $1.03     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                               165,981   112,633    46,638
----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                             $1.20     $1.12     $1.00
Accumulation unit value at end of period                                   $0.80     $1.20     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,827     1,105       403
----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                             $1.34     $1.17     $1.00
Accumulation unit value at end of period                                   $0.77     $1.34     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 4,123     4,214     1,467
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                             $1.28     $1.10     $1.00
Accumulation unit value at end of period                                   $0.73     $1.28     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               379,751   246,455    94,738
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                             $1.25     $1.09     $1.00
Accumulation unit value at end of period                                   $0.75     $1.25     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                               248,092   127,339    36,125
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                             $1.35     $1.16     $1.00
Accumulation unit value at end of period                                   $0.75     $1.35     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                10,113     8,721     2,653
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                             $0.95     $1.22     $1.00
Accumulation unit value at end of period                                   $0.55     $0.95     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                13,508    15,015     6,443
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                             $1.06     $1.09     $1.00
Accumulation unit value at end of period                                   $0.70     $1.06     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                12,625    11,602     4,228
----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                             $1.17     $1.14     $1.00
Accumulation unit value at end of period                                   $0.73     $1.17     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                17,652    20,093     5,798
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.10     $1.13     $1.00
Accumulation unit value at end of period                                   $0.69     $1.10     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 7,321     9,453     4,040
----------------------------------------------------------------------------------------------------



110 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                        2008      2007      2006
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                             $1.06     $1.00        --
Accumulation unit value at end of period                                   $0.63     $1.06        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               430,107   255,815        --
----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                             $1.02     $1.00        --
Accumulation unit value at end of period                                   $0.60     $1.02        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,683       864        --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                             $1.21     $1.10     $1.00
Accumulation unit value at end of period                                   $0.76     $1.21     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,141       650       320
----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (06/26/2006)
Accumulation unit value at beginning of period                             $1.14     $1.11     $1.00
Accumulation unit value at end of period                                   $0.88     $1.14     $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 8,002     7,011     2,045
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
  RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                             $1.57     $1.24     $1.00
Accumulation unit value at end of period                                   $0.97     $1.57     $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                18,559    16,501     4,446
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                             $1.20     $1.17     $1.00
Accumulation unit value at end of period                                   $0.64     $1.20     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                               119,726    86,117    26,194
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                             $1.21     $1.14     $1.00
Accumulation unit value at end of period                                   $0.73     $1.21     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   833       629       164
----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.23     $1.17     $1.00
Accumulation unit value at end of period                                   $0.73     $1.23     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 7,145     6,835     2,542
----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.08     $1.10     $1.00
Accumulation unit value at end of period                                   $0.66     $1.08     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 7,814     7,765     3,088
----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.17     $1.08     $1.00
Accumulation unit value at end of period                                   $1.00     $1.17     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                               420,661   316,103    64,310
----------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                             $1.12     $1.07     $1.00
Accumulation unit value at end of period                                   $0.65     $1.12     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,604     1,833       138
----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                             $1.15     $1.07     $1.00
Accumulation unit value at end of period                                   $0.96     $1.15     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                               346,275   235,995    82,883
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.71        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   877        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.84        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,569        --        --
----------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  111

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                        2008      2007      2006
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.76        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,114        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.73        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,980        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.79        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,295        --        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.15     $1.12     $1.00
Accumulation unit value at end of period                                   $0.70     $1.15     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                               315,690   173,483    64,829
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.16     $1.10     $1.00
Accumulation unit value at end of period                                   $0.73     $1.16     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   671       780       107
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.06     $1.12     $1.00
Accumulation unit value at end of period                                   $0.72     $1.06     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                               309,935   185,435    24,338
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (06/26/2006)
Accumulation unit value at beginning of period                             $1.14     $1.13     $1.00
Accumulation unit value at end of period                                   $0.79     $1.14     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,682     3,274       829
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
  RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/26/2006)
Accumulation unit value at beginning of period                             $1.06     $1.02     $1.00
Accumulation unit value at end of period                                   $1.07     $1.06     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                97,399    60,832    34,337
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund
  at Dec. 31, 2008 were 0.06% and 0.06%, respectively.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.10     $1.05     $1.00
Accumulation unit value at end of period                                   $1.02     $1.10     $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                               788,507   586,913   145,290
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.21     $1.13     $1.00
Accumulation unit value at end of period                                   $0.71     $1.21     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                               581,359   300,203    93,936
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                             $1.18     $1.15     $1.00
Accumulation unit value at end of period                                   $0.68     $1.18     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,237     1,353       461
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.12     $1.05     $1.00
Accumulation unit value at end of period                                   $1.11     $1.12     $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                               259,518   199,962    41,689
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.11     $1.03     $1.00
Accumulation unit value at end of period                                   $1.10     $1.11     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                               159,105   125,450    53,228
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.09     $1.08     $1.00
Accumulation unit value at end of period                                   $0.81     $1.09     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                13,874    16,917     6,215
----------------------------------------------------------------------------------------------------



112 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                        2008      2007      2006
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.09     $1.07     $1.00
Accumulation unit value at end of period                                   $0.88     $1.09     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                               209,056   151,929    49,975
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.19     $1.05     $1.00
Accumulation unit value at end of period                                   $0.65     $1.19     $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,407     1,461       338
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.20     $1.09     $1.00
Accumulation unit value at end of period                                   $0.65     $1.20     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                94,511    58,370    50,393
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.19     $1.14     $1.00
Accumulation unit value at end of period                                   $0.74     $1.19     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 4,520     3,380     1,079
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.08     $1.03     $1.00
Accumulation unit value at end of period                                   $1.04     $1.08     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                18,319     9,945     2,091
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                             $1.16     $1.14     $1.00
Accumulation unit value at end of period                                   $0.64     $1.16     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,524     4,502     1,470
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                             $1.15     $1.16     $1.00
Accumulation unit value at end of period                                   $0.69     $1.15     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   794       881       285
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $1.04     $1.10     $1.00
Accumulation unit value at end of period                                   $0.63     $1.04     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,213     1,104       397
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.84     $1.34     $1.00
Accumulation unit value at end of period                                   $0.84     $1.84     $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                               170,447    72,075    18,150
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.32     $1.18     $1.00
Accumulation unit value at end of period                                   $0.78     $1.32     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,440     3,482     1,285
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.10     $1.13     $1.00
Accumulation unit value at end of period                                   $0.70     $1.10     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                               251,843   151,420    67,895
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.17     $1.29     $1.00
Accumulation unit value at end of period                                   $0.64     $1.17     $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                               117,566    42,226    21,964
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                             $1.31     $1.08     $1.00
Accumulation unit value at end of period                                   $0.69     $1.31     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 4,975     4,591    17,766
----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                             $1.43     $1.24     $1.00
Accumulation unit value at end of period                                   $0.77     $1.43     $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                               120,530    56,104    23,903
----------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  113

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                        2008      2007      2006
----------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                             $1.13     $1.08     $1.00
Accumulation unit value at end of period                                   $0.68     $1.13     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                               123,418    77,217     9,756
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.18     $1.12     $1.00
Accumulation unit value at end of period                                   $0.70     $1.18     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,767     2,129       556
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                             $1.29     $1.15     $1.00
Accumulation unit value at end of period                                   $0.75     $1.29     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 5,757     5,179     1,212
----------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.09    $1.00
Accumulation unit value at end of period                                    $0.68     $1.20    $1.09
Number of accumulation units outstanding at end of period (000 omitted)     1,891     1,961    1,047
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.21     $1.10    $1.00
Accumulation unit value at end of period                                    $0.63     $1.21    $1.10
Number of accumulation units outstanding at end of period (000 omitted)     1,750     2,258      575
----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $0.90     $1.17    $1.00
Accumulation unit value at end of period                                    $0.36     $0.90    $1.17
Number of accumulation units outstanding at end of period (000 omitted)     2,599       982      377
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.08    $1.00
Accumulation unit value at end of period                                    $0.84     $1.20    $1.08
Number of accumulation units outstanding at end of period (000 omitted)     1,902     1,489    7,279
----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.40     $1.24    $1.00
Accumulation unit value at end of period                                    $0.82     $1.40    $1.24
Number of accumulation units outstanding at end of period (000 omitted)    82,817    36,588      566
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.37     $1.15    $1.00
Accumulation unit value at end of period                                    $0.71     $1.37    $1.15
Number of accumulation units outstanding at end of period (000 omitted)       868       826    2,366
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.22     $1.17    $1.00
Accumulation unit value at end of period                                    $0.71     $1.22    $1.17
Number of accumulation units outstanding at end of period (000 omitted)     3,339     3,809      815
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (06/26/2006)
Accumulation unit value at beginning of period                              $1.30     $1.24    $1.00
Accumulation unit value at end of period                                    $0.60     $1.30    $1.24
Number of accumulation units outstanding at end of period (000 omitted)   134,103    71,496   17,586
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
  Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.23     $1.09    $1.00
Accumulation unit value at end of period                                    $0.73     $1.23    $1.09
Number of accumulation units outstanding at end of period (000 omitted)       905       839      170
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.12     $1.16    $1.00
Accumulation unit value at end of period                                    $0.83     $1.12    $1.16
Number of accumulation units outstanding at end of period (000 omitted)    34,239    39,420    1,124
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.24     $1.04    $1.00
Accumulation unit value at end of period                                    $0.72     $1.24    $1.04
Number of accumulation units outstanding at end of period (000 omitted)     2,187     1,670   16,170
----------------------------------------------------------------------------------------------------



114 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.16    $1.00
Accumulation unit value at end of period                                    $0.79     $1.09    $1.16
Number of accumulation units outstanding at end of period (000 omitted)     8,788     9,147    3,228
----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.08    $1.00
Accumulation unit value at end of period                                    $0.81     $1.09    $1.08
Number of accumulation units outstanding at end of period (000 omitted)     5,532     5,720    2,032
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                              $1.27     $1.09    $1.00
Accumulation unit value at end of period                                    $0.76     $1.27    $1.09
Number of accumulation units outstanding at end of period (000 omitted)   170,602    98,884   25,237
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                              $1.42     $1.20    $1.00
Accumulation unit value at end of period                                    $0.73     $1.42    $1.20
Number of accumulation units outstanding at end of period (000 omitted)     7,828     5,334   11,268
----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                              $1.18     $1.02    $1.00
Accumulation unit value at end of period                                    $0.77     $1.18    $1.02
Number of accumulation units outstanding at end of period (000 omitted)     4,552     2,404   11,513
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.37     $1.18    $1.00
Accumulation unit value at end of period                                    $0.78     $1.37    $1.18
Number of accumulation units outstanding at end of period (000 omitted)     2,216     1,461      334
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES* (06/26/2006)
Accumulation unit value at beginning of period                              $1.19     $1.16    $1.00
Accumulation unit value at end of period                                    $0.74     $1.19    $1.16
Number of accumulation units outstanding at end of period (000 omitted)       795       825      218
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
  Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.03     $1.03    $1.00
Accumulation unit value at end of period                                    $0.74     $1.03    $1.03
Number of accumulation units outstanding at end of period (000 omitted)    85,447    67,726   27,120
----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.12    $1.00
Accumulation unit value at end of period                                    $0.79     $1.20    $1.12
Number of accumulation units outstanding at end of period (000 omitted)     1,757     1,013      252
----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.33     $1.17    $1.00
Accumulation unit value at end of period                                    $0.77     $1.33    $1.17
Number of accumulation units outstanding at end of period (000 omitted)     2,444     2,285      776
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.27     $1.10    $1.00
Accumulation unit value at end of period                                    $0.72     $1.27    $1.10
Number of accumulation units outstanding at end of period (000 omitted)   170,866   120,474   48,092
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.24     $1.09    $1.00
Accumulation unit value at end of period                                    $0.74     $1.24    $1.09
Number of accumulation units outstanding at end of period (000 omitted)   111,747    60,463   18,038
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.34     $1.16    $1.00
Accumulation unit value at end of period                                    $0.75     $1.34    $1.16
Number of accumulation units outstanding at end of period (000 omitted)     5,707     4,948    1,434
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $0.95     $1.21    $1.00
Accumulation unit value at end of period                                    $0.54     $0.95    $1.21
Number of accumulation units outstanding at end of period (000 omitted)     6,070     7,265    3,157
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.05     $1.09    $1.00
Accumulation unit value at end of period                                    $0.70     $1.05    $1.09
Number of accumulation units outstanding at end of period (000 omitted)     6,684     6,312    2,407
----------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  115

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.17     $1.14    $1.00
Accumulation unit value at end of period                                    $0.73     $1.17    $1.14
Number of accumulation units outstanding at end of period (000 omitted)    13,358    15,116    4,294
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.10     $1.13    $1.00
Accumulation unit value at end of period                                    $0.68     $1.10    $1.13
Number of accumulation units outstanding at end of period (000 omitted)     3,714     4,307    1,797
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.06     $1.00       --
Accumulation unit value at end of period                                    $0.63     $1.06       --
Number of accumulation units outstanding at end of period (000 omitted)   182,177   115,892       --
----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                              $1.02     $1.00       --
Accumulation unit value at end of period                                    $0.60     $1.02       --
Number of accumulation units outstanding at end of period (000 omitted)       929       534       --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.21     $1.10    $1.00
Accumulation unit value at end of period                                    $0.75     $1.21    $1.10
Number of accumulation units outstanding at end of period (000 omitted)       807       641      321
----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (06/26/2006)
Accumulation unit value at beginning of period                              $1.14     $1.11    $1.00
Accumulation unit value at end of period                                    $0.88     $1.14    $1.11
Number of accumulation units outstanding at end of period (000 omitted)     6,155     5,665    1,087
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
  RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.57     $1.24    $1.00
Accumulation unit value at end of period                                    $0.96     $1.57    $1.24
Number of accumulation units outstanding at end of period (000 omitted)    10,996    10,760    2,967
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.17    $1.00
Accumulation unit value at end of period                                    $0.64     $1.20    $1.17
Number of accumulation units outstanding at end of period (000 omitted)    49,940    38,901   12,041
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                              $1.21     $1.14    $1.00
Accumulation unit value at end of period                                    $0.72     $1.21    $1.14
Number of accumulation units outstanding at end of period (000 omitted)       615       433      124
----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.22     $1.17    $1.00
Accumulation unit value at end of period                                    $0.72     $1.22    $1.17
Number of accumulation units outstanding at end of period (000 omitted)     5,426     5,428    2,158
----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.07     $1.10    $1.00
Accumulation unit value at end of period                                    $0.66     $1.07    $1.10
Number of accumulation units outstanding at end of period (000 omitted)     5,373     5,501    2,177
----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.17     $1.08    $1.00
Accumulation unit value at end of period                                    $0.99     $1.17    $1.08
Number of accumulation units outstanding at end of period (000 omitted)   222,194   182,029   37,454
----------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                              $1.12     $1.07    $1.00
Accumulation unit value at end of period                                    $0.65     $1.12    $1.07
Number of accumulation units outstanding at end of period (000 omitted)     1,236     1,705      113
----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.14     $1.07    $1.00
Accumulation unit value at end of period                                    $0.95     $1.14    $1.07
Number of accumulation units outstanding at end of period (000 omitted)   158,174   117,365   42,994
----------------------------------------------------------------------------------------------------



116 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.71        --       --
Number of accumulation units outstanding at end of period (000 omitted)       494        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.84        --       --
Number of accumulation units outstanding at end of period (000 omitted)       776        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.76        --       --
Number of accumulation units outstanding at end of period (000 omitted)     1,254        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.73        --       --
Number of accumulation units outstanding at end of period (000 omitted)       764        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.79        --       --
Number of accumulation units outstanding at end of period (000 omitted)       660        --       --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.15     $1.12    $1.00
Accumulation unit value at end of period                                    $0.70     $1.15    $1.12
Number of accumulation units outstanding at end of period (000 omitted)   135,010    80,555   31,988
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.16     $1.10    $1.00
Accumulation unit value at end of period                                    $0.72     $1.16    $1.10
Number of accumulation units outstanding at end of period (000 omitted)       682       661       84
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.06     $1.12    $1.00
Accumulation unit value at end of period                                    $0.72     $1.06    $1.12
Number of accumulation units outstanding at end of period (000 omitted)   131,215    85,865   10,682
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (06/26/2006)
Accumulation unit value at beginning of period                              $1.13     $1.13    $1.00
Accumulation unit value at end of period                                    $0.79     $1.13    $1.13
Number of accumulation units outstanding at end of period (000 omitted)     2,260     3,045      692
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
  RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/26/2006)
Accumulation unit value at beginning of period                              $1.06     $1.02    $1.00
Accumulation unit value at end of period                                    $1.07     $1.06    $1.02
Number of accumulation units outstanding at end of period (000 omitted)    78,386    66,258   30,300
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund
  at Dec. 31, 2008 were (0.13%) and (0.13%), respectively.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.05    $1.00
Accumulation unit value at end of period                                    $1.01     $1.09    $1.05
Number of accumulation units outstanding at end of period (000 omitted)   396,544   332,535   82,281
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.13    $1.00
Accumulation unit value at end of period                                    $0.71     $1.20    $1.13
Number of accumulation units outstanding at end of period (000 omitted)   252,046   139,948   47,849
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                              $1.17     $1.15    $1.00
Accumulation unit value at end of period                                    $0.67     $1.17    $1.15
Number of accumulation units outstanding at end of period (000 omitted)       914     1,147      275
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.12     $1.05    $1.00
Accumulation unit value at end of period                                    $1.10     $1.12    $1.05
Number of accumulation units outstanding at end of period (000 omitted)   130,420   111,551   23,263
----------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  117

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.10     $1.03    $1.00
Accumulation unit value at end of period                                    $1.09     $1.10    $1.03
Number of accumulation units outstanding at end of period (000 omitted)    81,236    68,621   29,756
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.08    $1.00
Accumulation unit value at end of period                                    $0.80     $1.09    $1.08
Number of accumulation units outstanding at end of period (000 omitted)    10,347    11,949    4,619
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.08     $1.07    $1.00
Accumulation unit value at end of period                                    $0.87     $1.08    $1.07
Number of accumulation units outstanding at end of period (000 omitted)    95,420    75,951   28,107
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.18     $1.05    $1.00
Accumulation unit value at end of period                                    $0.65     $1.18    $1.05
Number of accumulation units outstanding at end of period (000 omitted)       951       867      201
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.19     $1.09    $1.00
Accumulation unit value at end of period                                    $0.65     $1.19    $1.09
Number of accumulation units outstanding at end of period (000 omitted)    41,871    28,850   23,159
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.19     $1.14    $1.00
Accumulation unit value at end of period                                    $0.74     $1.19    $1.14
Number of accumulation units outstanding at end of period (000 omitted)     3,649     2,723      808
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.07     $1.03    $1.00
Accumulation unit value at end of period                                    $1.03     $1.07    $1.03
Number of accumulation units outstanding at end of period (000 omitted)    13,686     5,824    1,511
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                              $1.16     $1.14    $1.00
Accumulation unit value at end of period                                    $0.64     $1.16    $1.14
Number of accumulation units outstanding at end of period (000 omitted)     2,743     3,731    1,229
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                              $1.15     $1.16    $1.00
Accumulation unit value at end of period                                    $0.69     $1.15    $1.16
Number of accumulation units outstanding at end of period (000 omitted)       543       624      255
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                              $1.04     $1.10    $1.00
Accumulation unit value at end of period                                    $0.63     $1.04    $1.10
Number of accumulation units outstanding at end of period (000 omitted)       745       671      344
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.83     $1.34    $1.00
Accumulation unit value at end of period                                    $0.84     $1.83    $1.34
Number of accumulation units outstanding at end of period (000 omitted)    71,157    31,794    8,077
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.31     $1.18    $1.00
Accumulation unit value at end of period                                    $0.77     $1.31    $1.18
Number of accumulation units outstanding at end of period (000 omitted)     3,288     3,183    1,483
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.10     $1.13    $1.00
Accumulation unit value at end of period                                    $0.70     $1.10    $1.13
Number of accumulation units outstanding at end of period (000 omitted)   107,604    68,660   32,553
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.16     $1.28    $1.00
Accumulation unit value at end of period                                    $0.64     $1.16    $1.28
Number of accumulation units outstanding at end of period (000 omitted)    50,443    20,119   11,119
----------------------------------------------------------------------------------------------------



118 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.31     $1.08    $1.00
Accumulation unit value at end of period                                    $0.69     $1.31    $1.08
Number of accumulation units outstanding at end of period (000 omitted)     2,825     2,863    8,501
----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                              $1.43     $1.24    $1.00
Accumulation unit value at end of period                                    $0.77     $1.43    $1.24
Number of accumulation units outstanding at end of period (000 omitted)    53,867    29,049   11,710
----------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                              $1.13     $1.08    $1.00
Accumulation unit value at end of period                                    $0.67     $1.13    $1.08
Number of accumulation units outstanding at end of period (000 omitted)    53,861    36,284    4,737
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.18     $1.11    $1.00
Accumulation unit value at end of period                                    $0.70     $1.18    $1.11
Number of accumulation units outstanding at end of period (000 omitted)     1,080       959      327
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.29     $1.14    $1.00
Accumulation unit value at end of period                                    $0.75     $1.29    $1.14
Number of accumulation units outstanding at end of period (000 omitted)     3,444     3,245      854
----------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.09    $1.00
Accumulation unit value at end of period                                    $0.68     $1.20    $1.09
Number of accumulation units outstanding at end of period (000 omitted)       452       376      159
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.10    $1.00
Accumulation unit value at end of period                                    $0.63     $1.20    $1.10
Number of accumulation units outstanding at end of period (000 omitted)     1,144     1,126      320
----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $0.90     $1.17    $1.00
Accumulation unit value at end of period                                    $0.36     $0.90    $1.17
Number of accumulation units outstanding at end of period (000 omitted)     1,065       278       92
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.08    $1.00
Accumulation unit value at end of period                                    $0.84     $1.20    $1.08
Number of accumulation units outstanding at end of period (000 omitted)       830       730    3,445
----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.40     $1.24    $1.00
Accumulation unit value at end of period                                    $0.82     $1.40    $1.24
Number of accumulation units outstanding at end of period (000 omitted)    53,378    18,933       98
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.37     $1.15    $1.00
Accumulation unit value at end of period                                    $0.71     $1.37    $1.15
Number of accumulation units outstanding at end of period (000 omitted)       587       365    1,142
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.22     $1.17    $1.00
Accumulation unit value at end of period                                    $0.71     $1.22    $1.17
Number of accumulation units outstanding at end of period (000 omitted)     1,592     1,556      507
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (06/26/2006)
Accumulation unit value at beginning of period                              $1.30     $1.24    $1.00
Accumulation unit value at end of period                                    $0.60     $1.30    $1.24
Number of accumulation units outstanding at end of period (000 omitted)    87,244    38,356    8,397
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
  Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.23     $1.09    $1.00
Accumulation unit value at end of period                                    $0.73     $1.23    $1.09
Number of accumulation units outstanding at end of period (000 omitted)       150       158      111
----------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  119

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.12     $1.16    $1.00
Accumulation unit value at end of period                                    $0.83     $1.12    $1.16
Number of accumulation units outstanding at end of period (000 omitted)    21,846    20,594      250
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.24     $1.04    $1.00
Accumulation unit value at end of period                                    $0.72     $1.24    $1.04
Number of accumulation units outstanding at end of period (000 omitted)       577       514    7,306
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.16    $1.00
Accumulation unit value at end of period                                    $0.79     $1.09    $1.16
Number of accumulation units outstanding at end of period (000 omitted)     3,835     3,320    1,105
----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.08    $1.00
Accumulation unit value at end of period                                    $0.81     $1.09    $1.08
Number of accumulation units outstanding at end of period (000 omitted)     2,027     1,780      588
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                              $1.27     $1.09    $1.00
Accumulation unit value at end of period                                    $0.76     $1.27    $1.09
Number of accumulation units outstanding at end of period (000 omitted)   110,062    51,553   11,519
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                              $1.42     $1.20    $1.00
Accumulation unit value at end of period                                    $0.73     $1.42    $1.20
Number of accumulation units outstanding at end of period (000 omitted)     4,367     2,855    5,330
----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                              $1.18     $1.02    $1.00
Accumulation unit value at end of period                                    $0.77     $1.18    $1.02
Number of accumulation units outstanding at end of period (000 omitted)     3,330     1,797    5,526
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.37     $1.18    $1.00
Accumulation unit value at end of period                                    $0.78     $1.37    $1.18
Number of accumulation units outstanding at end of period (000 omitted)     1,322       712      187
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES* (06/26/2006)
Accumulation unit value at beginning of period                              $1.19     $1.16    $1.00
Accumulation unit value at end of period                                    $0.74     $1.19    $1.16
Number of accumulation units outstanding at end of period (000 omitted)       740       361      104
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
  Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.03     $1.03    $1.00
Accumulation unit value at end of period                                    $0.74     $1.03    $1.03
Number of accumulation units outstanding at end of period (000 omitted)    52,812    32,564   11,485
----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.12    $1.00
Accumulation unit value at end of period                                    $0.79     $1.20    $1.12
Number of accumulation units outstanding at end of period (000 omitted)       508       272       85
----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.33     $1.17    $1.00
Accumulation unit value at end of period                                    $0.77     $1.33    $1.17
Number of accumulation units outstanding at end of period (000 omitted)     1,394     1,157      403
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.27     $1.10    $1.00
Accumulation unit value at end of period                                    $0.72     $1.27    $1.10
Number of accumulation units outstanding at end of period (000 omitted)   108,730    62,826   21,709
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.24     $1.09    $1.00
Accumulation unit value at end of period                                    $0.74     $1.24    $1.09
Number of accumulation units outstanding at end of period (000 omitted)    70,935    30,848    8,140
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.34     $1.16    $1.00
Accumulation unit value at end of period                                    $0.74     $1.34    $1.16
Number of accumulation units outstanding at end of period (000 omitted)     1,887     1,417      577
----------------------------------------------------------------------------------------------------



120 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $0.95     $1.21    $1.00
Accumulation unit value at end of period                                    $0.54     $0.95    $1.21
Number of accumulation units outstanding at end of period (000 omitted)     3,060     2,707    1,034
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.05     $1.09    $1.00
Accumulation unit value at end of period                                    $0.70     $1.05    $1.09
Number of accumulation units outstanding at end of period (000 omitted)     3,508     3,160      896
----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.17     $1.14    $1.00
Accumulation unit value at end of period                                    $0.73     $1.17    $1.14
Number of accumulation units outstanding at end of period (000 omitted)     7,976     8,346    2,910
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.10     $1.13    $1.00
Accumulation unit value at end of period                                    $0.68     $1.10    $1.13
Number of accumulation units outstanding at end of period (000 omitted)     1,887     2,280    1,088
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.06     $1.00       --
Accumulation unit value at end of period                                    $0.63     $1.06       --
Number of accumulation units outstanding at end of period (000 omitted)   119,627    61,515       --
----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                              $1.02     $1.00       --
Accumulation unit value at end of period                                    $0.60     $1.02       --
Number of accumulation units outstanding at end of period (000 omitted)       406       182       --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.21     $1.10    $1.00
Accumulation unit value at end of period                                    $0.75     $1.21    $1.10
Number of accumulation units outstanding at end of period (000 omitted)       556       314       77
----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (06/26/2006)
Accumulation unit value at beginning of period                              $1.14     $1.11    $1.00
Accumulation unit value at end of period                                    $0.88     $1.14    $1.11
Number of accumulation units outstanding at end of period (000 omitted)     2,816     3,141      980
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
  RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.56     $1.24    $1.00
Accumulation unit value at end of period                                    $0.96     $1.56    $1.24
Number of accumulation units outstanding at end of period (000 omitted)     4,903     4,728    1,198
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.17    $1.00
Accumulation unit value at end of period                                    $0.63     $1.20    $1.17
Number of accumulation units outstanding at end of period (000 omitted)    32,229    20,665    5,540
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                              $1.21     $1.14    $1.00
Accumulation unit value at end of period                                    $0.72     $1.21    $1.14
Number of accumulation units outstanding at end of period (000 omitted)       442       467      131
----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.22     $1.17    $1.00
Accumulation unit value at end of period                                    $0.72     $1.22    $1.17
Number of accumulation units outstanding at end of period (000 omitted)     2,483     2,223      890
----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.07     $1.10    $1.00
Accumulation unit value at end of period                                    $0.66     $1.07    $1.10
Number of accumulation units outstanding at end of period (000 omitted)     3,710     3,313    1,148
----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.17     $1.08    $1.00
Accumulation unit value at end of period                                    $0.99     $1.17    $1.08
Number of accumulation units outstanding at end of period (000 omitted)   133,107    88,028   15,783
----------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  121

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                              $1.12     $1.07    $1.00
Accumulation unit value at end of period                                    $0.65     $1.12    $1.07
Number of accumulation units outstanding at end of period (000 omitted)       558       739       14
----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.14     $1.07    $1.00
Accumulation unit value at end of period                                    $0.95     $1.14    $1.07
Number of accumulation units outstanding at end of period (000 omitted)   101,673    60,132   18,644
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.71        --       --
Number of accumulation units outstanding at end of period (000 omitted)       169        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.84        --       --
Number of accumulation units outstanding at end of period (000 omitted)       436        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.76        --       --
Number of accumulation units outstanding at end of period (000 omitted)       634        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.73        --       --
Number of accumulation units outstanding at end of period (000 omitted)       965        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.79        --       --
Number of accumulation units outstanding at end of period (000 omitted)       324        --       --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.15     $1.12    $1.00
Accumulation unit value at end of period                                    $0.70     $1.15    $1.12
Number of accumulation units outstanding at end of period (000 omitted)    88,037    42,507   14,138
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.16     $1.10    $1.00
Accumulation unit value at end of period                                    $0.72     $1.16    $1.10
Number of accumulation units outstanding at end of period (000 omitted)        95       225       61
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.06     $1.12    $1.00
Accumulation unit value at end of period                                    $0.71     $1.06    $1.12
Number of accumulation units outstanding at end of period (000 omitted)    85,156    45,243    4,783
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (06/26/2006)
Accumulation unit value at beginning of period                              $1.13     $1.13    $1.00
Accumulation unit value at end of period                                    $0.79     $1.13    $1.13
Number of accumulation units outstanding at end of period (000 omitted)     1,157     1,380      306
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
  RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/26/2006)
Accumulation unit value at beginning of period                              $1.06     $1.02    $1.00
Accumulation unit value at end of period                                    $1.07     $1.06    $1.02
Number of accumulation units outstanding at end of period (000 omitted)    37,395    21,785    9,715
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund
  at Dec. 31, 2008 were (0.19%) and (0.19%), respectively.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.05    $1.00
Accumulation unit value at end of period                                    $1.01     $1.09    $1.05
Number of accumulation units outstanding at end of period (000 omitted)   248,818   163,183   34,539
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.13    $1.00
Accumulation unit value at end of period                                    $0.71     $1.20    $1.13
Number of accumulation units outstanding at end of period (000 omitted)   159,469    71,512   20,717
----------------------------------------------------------------------------------------------------



122 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                              $1.17     $1.15    $1.00
Accumulation unit value at end of period                                    $0.67     $1.17    $1.15
Number of accumulation units outstanding at end of period (000 omitted)       366       461      129
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.12     $1.05    $1.00
Accumulation unit value at end of period                                    $1.10     $1.12    $1.05
Number of accumulation units outstanding at end of period (000 omitted)    79,449    54,634    9,735
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.10     $1.03    $1.00
Accumulation unit value at end of period                                    $1.09     $1.10    $1.03
Number of accumulation units outstanding at end of period (000 omitted)    48,593    33,414   12,575
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.08     $1.08    $1.00
Accumulation unit value at end of period                                    $0.80     $1.08    $1.08
Number of accumulation units outstanding at end of period (000 omitted)     2,850     3,380    1,111
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.08     $1.07    $1.00
Accumulation unit value at end of period                                    $0.87     $1.08    $1.07
Number of accumulation units outstanding at end of period (000 omitted)    59,935    38,612   11,996
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.18     $1.05    $1.00
Accumulation unit value at end of period                                    $0.64     $1.18    $1.05
Number of accumulation units outstanding at end of period (000 omitted)       309       239      160
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.19     $1.09    $1.00
Accumulation unit value at end of period                                    $0.65     $1.19    $1.09
Number of accumulation units outstanding at end of period (000 omitted)    25,171    13,681   10,320
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.19     $1.14    $1.00
Accumulation unit value at end of period                                    $0.74     $1.19    $1.14
Number of accumulation units outstanding at end of period (000 omitted)     1,026     1,015      235
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.07     $1.03    $1.00
Accumulation unit value at end of period                                    $1.03     $1.07    $1.03
Number of accumulation units outstanding at end of period (000 omitted)     3,556     1,592      369
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                              $1.16     $1.14    $1.00
Accumulation unit value at end of period                                    $0.64     $1.16    $1.14
Number of accumulation units outstanding at end of period (000 omitted)     1,181     1,382      367
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                              $1.14     $1.16    $1.00
Accumulation unit value at end of period                                    $0.69     $1.14    $1.16
Number of accumulation units outstanding at end of period (000 omitted)       100       168       24
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                              $1.04     $1.10    $1.00
Accumulation unit value at end of period                                    $0.63     $1.04    $1.10
Number of accumulation units outstanding at end of period (000 omitted)       263       187       54
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.83     $1.34    $1.00
Accumulation unit value at end of period                                    $0.84     $1.83    $1.34
Number of accumulation units outstanding at end of period (000 omitted)    45,352    16,836    3,634
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.31     $1.18    $1.00
Accumulation unit value at end of period                                    $0.77     $1.31    $1.18
Number of accumulation units outstanding at end of period (000 omitted)     1,656     1,210      490
----------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  123

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.13    $1.00
Accumulation unit value at end of period                                    $0.69     $1.09    $1.13
Number of accumulation units outstanding at end of period (000 omitted)    70,085    36,823   14,779
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.16     $1.28    $1.00
Accumulation unit value at end of period                                    $0.64     $1.16    $1.28
Number of accumulation units outstanding at end of period (000 omitted)    32,801    11,264    5,010
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.31     $1.08    $1.00
Accumulation unit value at end of period                                    $0.69     $1.31    $1.08
Number of accumulation units outstanding at end of period (000 omitted)     2,003     1,241    3,807
----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                              $1.43     $1.24    $1.00
Accumulation unit value at end of period                                    $0.77     $1.43    $1.24
Number of accumulation units outstanding at end of period (000 omitted)    32,472    14,103    5,176
----------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                              $1.12     $1.08    $1.00
Accumulation unit value at end of period                                    $0.67     $1.12    $1.08
Number of accumulation units outstanding at end of period (000 omitted)    34,099    19,102    2,525
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.17     $1.11    $1.00
Accumulation unit value at end of period                                    $0.70     $1.17    $1.11
Number of accumulation units outstanding at end of period (000 omitted)       883       413      120
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.29     $1.14    $1.00
Accumulation unit value at end of period                                    $0.75     $1.29    $1.14
Number of accumulation units outstanding at end of period (000 omitted)     1,467     1,102      248
----------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.20    $1.09   $1.00
Accumulation unit value at end of period                                    $0.68    $1.20   $1.09
Number of accumulation units outstanding at end of period (000 omitted)        38       37      15
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.20    $1.10   $1.00
Accumulation unit value at end of period                                    $0.63    $1.20   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        95      140      33
--------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $0.90    $1.17   $1.00
Accumulation unit value at end of period                                    $0.36    $0.90   $1.17
Number of accumulation units outstanding at end of period (000 omitted)       142       77      25
--------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.19    $1.08   $1.00
Accumulation unit value at end of period                                    $0.84    $1.19   $1.08
Number of accumulation units outstanding at end of period (000 omitted)        21       34     203
--------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.39    $1.23   $1.00
Accumulation unit value at end of period                                    $0.82    $1.39   $1.23
Number of accumulation units outstanding at end of period (000 omitted)     2,467    1,191      21
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.36    $1.15   $1.00
Accumulation unit value at end of period                                    $0.71    $1.36   $1.15
Number of accumulation units outstanding at end of period (000 omitted)        38       42      66
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.21    $1.17   $1.00
Accumulation unit value at end of period                                    $0.71    $1.21   $1.17
Number of accumulation units outstanding at end of period (000 omitted)       213      268      73
--------------------------------------------------------------------------------------------------



124 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (06/26/2006)
Accumulation unit value at beginning of period                              $1.29    $1.24   $1.00
Accumulation unit value at end of period                                    $0.60    $1.29   $1.24
Number of accumulation units outstanding at end of period (000 omitted)     5,358    3,278     875
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.23    $1.09   $1.00
Accumulation unit value at end of period                                    $0.73    $1.23   $1.09
Number of accumulation units outstanding at end of period (000 omitted)        12       15      12
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.11    $1.16   $1.00
Accumulation unit value at end of period                                    $0.83    $1.11   $1.16
Number of accumulation units outstanding at end of period (000 omitted)     1,325    1,557      76
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.24    $1.04   $1.00
Accumulation unit value at end of period                                    $0.71    $1.24   $1.04
Number of accumulation units outstanding at end of period (000 omitted)        60       54     508
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.09    $1.16   $1.00
Accumulation unit value at end of period                                    $0.78    $1.09   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       477      423     118
--------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                              $1.09    $1.08   $1.00
Accumulation unit value at end of period                                    $0.81    $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       321      388     166
--------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                              $1.27    $1.09   $1.00
Accumulation unit value at end of period                                    $0.76    $1.27   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     5,685    3,534   1,110
--------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                              $1.42    $1.20   $1.00
Accumulation unit value at end of period                                    $0.72    $1.42   $1.20
Number of accumulation units outstanding at end of period (000 omitted)       415      517     474
--------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                              $1.18    $1.02   $1.00
Accumulation unit value at end of period                                    $0.77    $1.18   $1.02
Number of accumulation units outstanding at end of period (000 omitted)       609      510     738
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.36    $1.18   $1.00
Accumulation unit value at end of period                                    $0.78    $1.36   $1.18
Number of accumulation units outstanding at end of period (000 omitted)       230      123      66
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES* (06/26/2006)
Accumulation unit value at beginning of period                              $1.19    $1.16   $1.00
Accumulation unit value at end of period                                    $0.73    $1.19   $1.16
Number of accumulation units outstanding at end of period (000 omitted)        41       76      61
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.03    $1.02   $1.00
Accumulation unit value at end of period                                    $0.74    $1.03   $1.02
Number of accumulation units outstanding at end of period (000 omitted)     4,095    3,491   1,613
--------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.19    $1.12   $1.00
Accumulation unit value at end of period                                    $0.79    $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)        66       26       3
--------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.33    $1.17   $1.00
Accumulation unit value at end of period                                    $0.77    $1.33   $1.17
Number of accumulation units outstanding at end of period (000 omitted)        97      111      62
--------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  125

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.27    $1.10   $1.00
Accumulation unit value at end of period                                    $0.72    $1.27   $1.10
Number of accumulation units outstanding at end of period (000 omitted)     6,247    4,856   1,983
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.24    $1.09   $1.00
Accumulation unit value at end of period                                    $0.74    $1.24   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     4,270    2,609     824
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.34    $1.16   $1.00
Accumulation unit value at end of period                                    $0.74    $1.34   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       372      336     120
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $0.94    $1.20   $1.00
Accumulation unit value at end of period                                    $0.53    $0.94   $1.20
Number of accumulation units outstanding at end of period (000 omitted)       374      322     108
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.05    $1.09   $1.00
Accumulation unit value at end of period                                    $0.70    $1.05   $1.09
Number of accumulation units outstanding at end of period (000 omitted)       274      319     119
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.17    $1.15   $1.00
Accumulation unit value at end of period                                    $0.73    $1.17   $1.15
Number of accumulation units outstanding at end of period (000 omitted)       862      939     403
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.09    $1.13   $1.00
Accumulation unit value at end of period                                    $0.68    $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       233      489     186
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.06    $1.00      --
Accumulation unit value at end of period                                    $0.63    $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)     5,624    3,686      --
--------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                              $1.02    $1.00      --
Accumulation unit value at end of period                                    $0.59    $1.02      --
Number of accumulation units outstanding at end of period (000 omitted)        16        5      --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.20    $1.10   $1.00
Accumulation unit value at end of period                                    $0.75    $1.20   $1.10
Number of accumulation units outstanding at end of period (000 omitted)       166      147      60
--------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (06/26/2006)
Accumulation unit value at beginning of period                              $1.14    $1.11   $1.00
Accumulation unit value at end of period                                    $0.87    $1.14   $1.11
Number of accumulation units outstanding at end of period (000 omitted)       607      667     176
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.56    $1.24   $1.00
Accumulation unit value at end of period                                    $0.96    $1.56   $1.24
Number of accumulation units outstanding at end of period (000 omitted)       436      440     101
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                              $1.19    $1.17   $1.00
Accumulation unit value at end of period                                    $0.63    $1.19   $1.17
Number of accumulation units outstanding at end of period (000 omitted)     1,455    1,246     432
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                              $1.21    $1.14   $1.00
Accumulation unit value at end of period                                    $0.72    $1.21   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        70       31      13
--------------------------------------------------------------------------------------------------



126 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.22    $1.16   $1.00
Accumulation unit value at end of period                                    $0.72    $1.22   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       521      383     108
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.07    $1.10   $1.00
Accumulation unit value at end of period                                    $0.66    $1.07   $1.10
Number of accumulation units outstanding at end of period (000 omitted)       262      374     133
--------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.17    $1.08   $1.00
Accumulation unit value at end of period                                    $0.99    $1.17   $1.08
Number of accumulation units outstanding at end of period (000 omitted)    11,659   10,327   3,211
--------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                              $1.12    $1.07   $1.00
Accumulation unit value at end of period                                    $0.64    $1.12   $1.07
Number of accumulation units outstanding at end of period (000 omitted)        74       45      --
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.14    $1.07   $1.00
Accumulation unit value at end of period                                    $0.95    $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     5,995    4,401   1,767
--------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00       --      --
Accumulation unit value at end of period                                    $0.71       --      --
Number of accumulation units outstanding at end of period (000 omitted)        14       --      --
--------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00       --      --
Accumulation unit value at end of period                                    $0.84       --      --
Number of accumulation units outstanding at end of period (000 omitted)       107       --      --
--------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00       --      --
Accumulation unit value at end of period                                    $0.76       --      --
Number of accumulation units outstanding at end of period (000 omitted)        78       --      --
--------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00       --      --
Accumulation unit value at end of period                                    $0.73       --      --
Number of accumulation units outstanding at end of period (000 omitted)        52       --      --
--------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00       --      --
Accumulation unit value at end of period                                    $0.79       --      --
Number of accumulation units outstanding at end of period (000 omitted)       141       --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIOS - FUNDAMENTAL VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.14    $1.12   $1.00
Accumulation unit value at end of period                                    $0.69    $1.14   $1.12
Number of accumulation units outstanding at end of period (000 omitted)     4,317    2,683   1,144
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.15    $1.10   $1.00
Accumulation unit value at end of period                                    $0.72    $1.15   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        32       20       2
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.05    $1.12   $1.00
Accumulation unit value at end of period                                    $0.71    $1.05   $1.12
Number of accumulation units outstanding at end of period (000 omitted)     3,930    2,808     336
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (06/26/2006)
Accumulation unit value at beginning of period                              $1.13    $1.13   $1.00
Accumulation unit value at end of period                                    $0.78    $1.13   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       134      177      42
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
--------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  127

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/26/2006)
Accumulation unit value at beginning of period                              $1.05    $1.02   $1.00
Accumulation unit value at end of period                                    $1.06    $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)    12,817    6,443   2,340
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management
Fund at Dec. 31, 2008 were (0.38%) and (0.38%), respectively.
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.09    $1.05   $1.00
Accumulation unit value at end of period                                    $1.01    $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)    18,072   15,662   3,649
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.20    $1.13   $1.00
Accumulation unit value at end of period                                    $0.71    $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)     9,201    5,950   2,080
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                              $1.17    $1.15   $1.00
Accumulation unit value at end of period                                    $0.67    $1.17   $1.15
Number of accumulation units outstanding at end of period (000 omitted)       123      116      17
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.12    $1.05   $1.00
Accumulation unit value at end of period                                    $1.10    $1.12   $1.05
Number of accumulation units outstanding at end of period (000 omitted)     6,376    5,574   1,823
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.10    $1.03   $1.00
Accumulation unit value at end of period                                    $1.09    $1.10   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     3,985    3,202   1,572
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.08    $1.08   $1.00
Accumulation unit value at end of period                                    $0.80    $1.08   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       714      778     163
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.08    $1.07   $1.00
Accumulation unit value at end of period                                    $0.87    $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     3,302    2,730   1,216
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.18    $1.05   $1.00
Accumulation unit value at end of period                                    $0.64    $1.18   $1.05
Number of accumulation units outstanding at end of period (000 omitted)        46       47      28
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.19    $1.09   $1.00
Accumulation unit value at end of period                                    $0.64    $1.19   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     1,356    1,081     810
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.18    $1.14   $1.00
Accumulation unit value at end of period                                    $0.74    $1.18   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       214      205      12
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.07    $1.03   $1.00
Accumulation unit value at end of period                                    $1.03    $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     1,011      451      45
--------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                              $1.15    $1.13   $1.00
Accumulation unit value at end of period                                    $0.63    $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       110      192      64
--------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                              $1.14    $1.16   $1.00
Accumulation unit value at end of period                                    $0.68    $1.14   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         5        4       3
--------------------------------------------------------------------------------------------------



128 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                              $1.04    $1.10   $1.00
Accumulation unit value at end of period                                    $0.63    $1.04   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        22       46      24
--------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.83    $1.34   $1.00
Accumulation unit value at end of period                                    $0.84    $1.83   $1.34
Number of accumulation units outstanding at end of period (000 omitted)     2,146    1,134     297
--------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.31    $1.17   $1.00
Accumulation unit value at end of period                                    $0.77    $1.31   $1.17
Number of accumulation units outstanding at end of period (000 omitted)       145      164      97
--------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.09    $1.13   $1.00
Accumulation unit value at end of period                                    $0.69    $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)     3,645    2,734   1,254
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.16    $1.28   $1.00
Accumulation unit value at end of period                                    $0.64    $1.16   $1.28
Number of accumulation units outstanding at end of period (000 omitted)     1,624      799     494
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.31    $1.08   $1.00
Accumulation unit value at end of period                                    $0.69    $1.31   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       163      210     295
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                              $1.42    $1.24   $1.00
Accumulation unit value at end of period                                    $0.76    $1.42   $1.24
Number of accumulation units outstanding at end of period (000 omitted)     1,819    1,115     495
--------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                              $1.12    $1.08   $1.00
Accumulation unit value at end of period                                    $0.67    $1.12   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     2,064    1,447     279
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.17    $1.11   $1.00
Accumulation unit value at end of period                                    $0.69    $1.17   $1.11
Number of accumulation units outstanding at end of period (000 omitted)        40       29       7
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.28    $1.14   $1.00
Accumulation unit value at end of period                                    $0.74    $1.28   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       183      186      65
--------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.08    $1.00
Accumulation unit value at end of period                                    $0.68     $1.20    $1.08
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              387       388      257
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.10    $1.00
Accumulation unit value at end of period                                    $0.63     $1.20    $1.10
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              674       879      252
----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $0.89     $1.17    $1.00
Accumulation unit value at end of period                                    $0.36     $0.89    $1.17
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              507       155       60
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.19     $1.08    $1.00
Accumulation unit value at end of period                                    $0.84     $1.19    $1.08
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              577       362    1,832
----------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  129

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.39     $1.23    $1.00
Accumulation unit value at end of period                                    $0.82     $1.39    $1.23
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           26,041    11,042      102
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B)
(06/26/2006)
Accumulation unit value at beginning of period                              $1.36     $1.15    $1.00
Accumulation unit value at end of period                                    $0.71     $1.36    $1.15
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              280       300      564
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B)
(06/26/2006)
Accumulation unit value at beginning of period                              $1.21     $1.17    $1.00
Accumulation unit value at end of period                                    $0.71     $1.21    $1.17
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              800       801      293
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)*
(06/26/2006)
Accumulation unit value at beginning of period                              $1.29     $1.24    $1.00
Accumulation unit value at end of period                                    $0.60     $1.29    $1.24
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           45,368    24,195    5,843
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
  Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.23     $1.09    $1.00
Accumulation unit value at end of period                                    $0.73     $1.23    $1.09
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              206       102       23
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.11     $1.16    $1.00
Accumulation unit value at end of period                                    $0.83     $1.11    $1.16
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           11,348    12,685      267
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.24     $1.04    $1.00
Accumulation unit value at end of period                                    $0.71     $1.24    $1.04
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              466       414    4,125
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.08     $1.16    $1.00
Accumulation unit value at end of period                                    $0.78     $1.08    $1.16
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            2,591     2,786      903
----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.08    $1.00
Accumulation unit value at end of period                                    $0.81     $1.09    $1.08
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            1,829     1,757      576
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                              $1.27     $1.09    $1.00
Accumulation unit value at end of period                                    $0.76     $1.27    $1.09
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           54,827    31,528    7,437
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES,
CLASS B (06/26/2006)
Accumulation unit value at beginning of period                              $1.42     $1.20    $1.00
Accumulation unit value at end of period                                    $0.72     $1.42    $1.20
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            2,757     2,052    3,503
----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                              $1.18     $1.01    $1.00
Accumulation unit value at end of period                                    $0.77     $1.18    $1.01
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            1,653     1,007    3,433
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO,
SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.36     $1.18    $1.00
Accumulation unit value at end of period                                    $0.77     $1.36    $1.18
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              826       586      205
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE
SHARES* (06/26/2006)
Accumulation unit value at beginning of period                              $1.19     $1.16    $1.00
Accumulation unit value at end of period                                    $0.73     $1.19    $1.16
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              268       279       72
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
  Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------



130 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.03     $1.02    $1.00
Accumulation unit value at end of period                                    $0.74     $1.03    $1.02
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           33,621    26,240   10,136
----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.19     $1.12    $1.00
Accumulation unit value at end of period                                    $0.79     $1.19    $1.12
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              634       277       35
----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.33     $1.17    $1.00
Accumulation unit value at end of period                                    $0.76     $1.33    $1.17
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            1,018       830      382
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.27     $1.10    $1.00
Accumulation unit value at end of period                                    $0.72     $1.27    $1.10
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           55,331    38,145   14,254
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.24     $1.09    $1.00
Accumulation unit value at end of period                                    $0.74     $1.24    $1.09
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           36,142    18,414    5,441
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.34     $1.16    $1.00
Accumulation unit value at end of period                                    $0.74     $1.34    $1.16
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            1,670     1,294      483
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2
(06/26/2006)
Accumulation unit value at beginning of period                              $0.95     $1.21    $1.00
Accumulation unit value at end of period                                    $0.54     $0.95    $1.21
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            2,319     2,457    1,107
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.05     $1.09    $1.00
Accumulation unit value at end of period                                    $0.69     $1.05    $1.09
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            2,047     2,059    1,064
----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.16     $1.14    $1.00
Accumulation unit value at end of period                                    $0.72     $1.16    $1.14
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            5,780     6,302    2,030
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES
(06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.13    $1.00
Accumulation unit value at end of period                                    $0.68     $1.09    $1.13
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              825     1,284      665
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE
SHARES)
Accumulation unit value at beginning of period                              $1.06     $1.00       --
Accumulation unit value at end of period                                    $0.63     $1.06       --
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           57,559    35,017       --
----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I
(04/27/2007)
Accumulation unit value at beginning of period                              $1.01     $1.00       --
Accumulation unit value at end of period                                    $0.59     $1.01       --
Number of accumulation units outstanding at end of period (000 omitted)       292       125       --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.10    $1.00
Accumulation unit value at end of period                                    $0.75     $1.20    $1.10
Number of accumulation units outstanding at end of period (000 omitted)       479       325       80
----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (06/26/2006)
Accumulation unit value at beginning of period                              $1.14     $1.11    $1.00
Accumulation unit value at end of period                                    $0.87     $1.14    $1.11
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            2,842     2,788      793
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
  RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  131

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.56     $1.24    $1.00
Accumulation unit value at end of period                                    $0.96     $1.56    $1.24
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            3,917     3,235    1,005
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO
(CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                              $1.19     $1.17    $1.00
Accumulation unit value at end of period                                    $0.63     $1.19    $1.17
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           15,089    11,632    3,205
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE
PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.14    $1.00
Accumulation unit value at end of period                                    $0.72     $1.20    $1.14
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              155       142       29
----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.22     $1.16    $1.00
Accumulation unit value at end of period                                    $0.72     $1.22    $1.16
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            1,612     1,649      663
----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.07     $1.10    $1.00
Accumulation unit value at end of period                                    $0.65     $1.07    $1.10
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            1,925     2,045      715
----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.17     $1.08    $1.00
Accumulation unit value at end of period                                    $0.98     $1.17    $1.08
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           90,372    69,486   12,934
----------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                              $1.11     $1.07    $1.00
Accumulation unit value at end of period                                    $0.64     $1.11    $1.07
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              441       420       98
----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.14     $1.07    $1.00
Accumulation unit value at end of period                                    $0.95     $1.14    $1.07
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           54,964    38,718   12,825
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.71        --       --
Number of accumulation units outstanding at end of period (000 omitted)       197        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE
(05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.84        --       --
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              275        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.76        --       --
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              782        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE
(05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.73        --       --
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              705        --       --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE
(05/01/2008)
Accumulation unit value at beginning of period                              $1.00        --       --
Accumulation unit value at end of period                                    $0.79        --       --
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              264        --       --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND
(06/26/2006)
Accumulation unit value at beginning of period                              $1.14     $1.11    $1.00
Accumulation unit value at end of period                                    $0.69     $1.14    $1.11
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           42,822    24,777    8,957
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND
(06/26/2006)
Accumulation unit value at beginning of period                              $1.15     $1.10    $1.00
Accumulation unit value at end of period                                    $0.72     $1.15    $1.10
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              145       181       32
----------------------------------------------------------------------------------------------------



132 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(06/26/2006)
Accumulation unit value at beginning of period                              $1.05     $1.12    $1.00
Accumulation unit value at end of period                                    $0.71     $1.05    $1.12
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           40,609    26,141    2,786
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (06/26/2006)
Accumulation unit value at beginning of period                              $1.13     $1.13    $1.00
Accumulation unit value at end of period                                    $0.78     $1.13    $1.13
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              622       930      225
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
  RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*
(06/26/2006)
Accumulation unit value at beginning of period                              $1.05     $1.02    $1.00
Accumulation unit value at end of period                                    $1.06     $1.05    $1.02
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           30,883    25,294    9,800
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund
  at Dec. 31, 2008 were (0.41%) and (0.41%), respectively.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND
(06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.05    $1.00
Accumulation unit value at end of period                                    $1.01     $1.09    $1.05
Number of accumulation units outstanding at end of period (000 omitted)
                                                                          147,502   119,779   26,100
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND
(06/26/2006)
Accumulation unit value at beginning of period                              $1.20     $1.13    $1.00
Accumulation unit value at end of period                                    $0.71     $1.20    $1.13
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           78,564    42,436   14,023
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND)
Accumulation unit value at beginning of period                              $1.17     $1.15    $1.00
Accumulation unit value at end of period                                    $0.67     $1.17    $1.15
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              444       536      207
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.12     $1.05    $1.00
Accumulation unit value at end of period                                    $1.10     $1.12    $1.05
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           47,521    39,217    7,409
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED
SECURITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.10     $1.03    $1.00
Accumulation unit value at end of period                                    $1.09     $1.10    $1.03
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           30,533    23,879    9,303
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.08     $1.08    $1.00
Accumulation unit value at end of period                                    $0.80     $1.08    $1.08
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            2,938     3,520    1,205
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
(06/26/2006)
Accumulation unit value at beginning of period                              $1.08     $1.07    $1.00
Accumulation unit value at end of period                                    $0.87     $1.08    $1.07
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           31,638    24,436    8,700
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.18     $1.05    $1.00
Accumulation unit value at end of period                                    $0.64     $1.18    $1.05
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              153       191       44
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.19     $1.09    $1.00
Accumulation unit value at end of period                                    $0.64     $1.19    $1.09
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           12,410     8,621    6,289
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.18     $1.14    $1.00
Accumulation unit value at end of period                                    $0.73     $1.18    $1.14
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            1,062     1,259      361
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT
FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.07     $1.03    $1.00
Accumulation unit value at end of period                                    $1.03     $1.07    $1.03
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            5,026     2,324      623
----------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  133

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007     2006
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                              $1.15     $1.13    $1.00
Accumulation unit value at end of period                                    $0.63     $1.15    $1.13
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              586       868      220
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                              $1.14     $1.16    $1.00
Accumulation unit value at end of period                                    $0.68     $1.14    $1.16
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              159        73       20
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE
FUND)
Accumulation unit value at beginning of period                              $1.04     $1.10    $1.00
Accumulation unit value at end of period                                    $0.63     $1.04    $1.10
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              123       147       51
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND
(06/26/2006)
Accumulation unit value at beginning of period                              $1.83     $1.34    $1.00
Accumulation unit value at end of period                                    $0.84     $1.83    $1.34
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           21,216     9,418    2,130
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND
(06/26/2006)
Accumulation unit value at beginning of period                              $1.31     $1.17    $1.00
Accumulation unit value at end of period                                    $0.77     $1.31    $1.17
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            1,342     1,247      266
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES
(06/26/2006)
Accumulation unit value at beginning of period                              $1.09     $1.13    $1.00
Accumulation unit value at end of period                                    $0.69     $1.09    $1.13
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           34,546    21,804    9,512
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES
(06/26/2006)
Accumulation unit value at beginning of period                              $1.16     $1.28    $1.00
Accumulation unit value at end of period                                    $0.64     $1.16    $1.28
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           15,705     6,278    3,387
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.31     $1.08    $1.00
Accumulation unit value at end of period                                    $0.69     $1.31    $1.08
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            1,340     1,013    2,328
----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                              $1.42     $1.24    $1.00
Accumulation unit value at end of period                                    $0.76     $1.42    $1.24
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           16,160     9,249    3,490
----------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                              $1.12     $1.08    $1.00
Accumulation unit value at end of period                                    $0.67     $1.12    $1.08
Number of accumulation units outstanding at end of period (000 omitted)
                                                                           16,958    11,392    1,995
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.17     $1.11    $1.00
Accumulation unit value at end of period                                    $0.69     $1.17    $1.11
Number of accumulation units outstanding at end of period (000 omitted)
                                                                              296       211       37
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.28     $1.14    $1.00
Accumulation unit value at end of period                                    $0.74     $1.28    $1.14
Number of accumulation units outstanding at end of period (000 omitted)
                                                                            1,063       968      178
----------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.19    $1.08   $1.00
Accumulation unit value at end of period                                    $0.68    $1.19   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       188      124      96
--------------------------------------------------------------------------------------------------



134 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.20    $1.10   $1.00
Accumulation unit value at end of period                                    $0.62    $1.20   $1.10
Number of accumulation units outstanding at end of period (000 omitted)        95      149      13
--------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $0.89    $1.17   $1.00
Accumulation unit value at end of period                                    $0.36    $0.89   $1.17
Number of accumulation units outstanding at end of period (000 omitted)       603      286     114
--------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.19    $1.08   $1.00
Accumulation unit value at end of period                                    $0.83    $1.19   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       138       69     222
--------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.39    $1.23   $1.00
Accumulation unit value at end of period                                    $0.81    $1.39   $1.23
Number of accumulation units outstanding at end of period (000 omitted)     3,345    1,942      14
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.36    $1.15   $1.00
Accumulation unit value at end of period                                    $0.70    $1.36   $1.15
Number of accumulation units outstanding at end of period (000 omitted)       114       83      43
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.21    $1.17   $1.00
Accumulation unit value at end of period                                    $0.71    $1.21   $1.17
Number of accumulation units outstanding at end of period (000 omitted)       193      302      65
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (06/26/2006)
Accumulation unit value at beginning of period                              $1.29    $1.24   $1.00
Accumulation unit value at end of period                                    $0.59    $1.29   $1.24
Number of accumulation units outstanding at end of period (000 omitted)     7,868    5,603   1,561
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
  Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (06/26/2006)
Accumulation unit value at beginning of period                              $1.22    $1.09   $1.00
Accumulation unit value at end of period                                    $0.73    $1.22   $1.09
Number of accumulation units outstanding at end of period (000 omitted)        50       38       4
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.11    $1.16   $1.00
Accumulation unit value at end of period                                    $0.83    $1.11   $1.16
Number of accumulation units outstanding at end of period (000 omitted)     2,024    2,413      40
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.24    $1.04   $1.00
Accumulation unit value at end of period                                    $0.71    $1.24   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       127      152     530
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/26/2006)
Accumulation unit value at beginning of period                              $1.08    $1.16   $1.00
Accumulation unit value at end of period                                    $0.78    $1.08   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       939      802     213
--------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                              $1.08    $1.08   $1.00
Accumulation unit value at end of period                                    $0.80    $1.08   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     1,097      885     286
--------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (06/26/2006)
Accumulation unit value at beginning of period                              $1.26    $1.09   $1.00
Accumulation unit value at end of period                                    $0.75    $1.26   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     8,302    5,811   1,493
--------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (06/26/2006)
Accumulation unit value at beginning of period                              $1.42    $1.20   $1.00
Accumulation unit value at end of period                                    $0.72    $1.42   $1.20
Number of accumulation units outstanding at end of period (000 omitted)       887      819     748
--------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (06/26/2006)
Accumulation unit value at beginning of period                              $1.17    $1.01   $1.00
Accumulation unit value at end of period                                    $0.77    $1.17   $1.01
Number of accumulation units outstanding at end of period (000 omitted)       883      655     700
--------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  135

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.36    $1.18   $1.00
Accumulation unit value at end of period                                    $0.77    $1.36   $1.18
Number of accumulation units outstanding at end of period (000 omitted)       317      164      35
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES* (06/26/2006)
Accumulation unit value at beginning of period                              $1.18    $1.16   $1.00
Accumulation unit value at end of period                                    $0.73    $1.18   $1.16
Number of accumulation units outstanding at end of period (000 omitted)        76       72      18
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
  Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.03    $1.02   $1.00
Accumulation unit value at end of period                                    $0.74    $1.03   $1.02
Number of accumulation units outstanding at end of period (000 omitted)     8,356    9,232   4,655
--------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.19    $1.12   $1.00
Accumulation unit value at end of period                                    $0.79    $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)       208       34      32
--------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.32    $1.17   $1.00
Accumulation unit value at end of period                                    $0.76    $1.32   $1.17
Number of accumulation units outstanding at end of period (000 omitted)       194      198      79
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.27    $1.09   $1.00
Accumulation unit value at end of period                                    $0.71    $1.27   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     9,818    8,451   3,216
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.24    $1.09   $1.00
Accumulation unit value at end of period                                    $0.74    $1.24   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     6,011    4,186   1,152
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.34    $1.16   $1.00
Accumulation unit value at end of period                                    $0.74    $1.34   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       624      609     234
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $0.94    $1.20   $1.00
Accumulation unit value at end of period                                    $0.53    $0.94   $1.20
Number of accumulation units outstanding at end of period (000 omitted)       433      489     414
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.05    $1.09   $1.00
Accumulation unit value at end of period                                    $0.69    $1.05   $1.09
Number of accumulation units outstanding at end of period (000 omitted)       685      602     232
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/26/2006)
Accumulation unit value at beginning of period                              $1.17    $1.15   $1.00
Accumulation unit value at end of period                                    $0.72    $1.17   $1.15
Number of accumulation units outstanding at end of period (000 omitted)     1,691    1,979     485
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.09    $1.13   $1.00
Accumulation unit value at end of period                                    $0.68    $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       335      494     196
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                              $1.06    $1.00      --
Accumulation unit value at end of period                                    $0.63    $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)     7,617    5,761      --
--------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                              $1.01    $1.00      --
Accumulation unit value at end of period                                    $0.59    $1.01      --
Number of accumulation units outstanding at end of period (000 omitted)       103       33      --
--------------------------------------------------------------------------------------------------



136 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.20    $1.10   $1.00
Accumulation unit value at end of period                                    $0.74    $1.20   $1.10
Number of accumulation units outstanding at end of period (000 omitted)       224      122      57
--------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (06/26/2006)
Accumulation unit value at beginning of period                              $1.13    $1.11   $1.00
Accumulation unit value at end of period                                    $0.87    $1.13   $1.11
Number of accumulation units outstanding at end of period (000 omitted)       842      881     156
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
  RiverSource Variable Portfolio - Balanced Fund.
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.56    $1.24   $1.00
Accumulation unit value at end of period                                    $0.95    $1.56   $1.24
Number of accumulation units outstanding at end of period (000 omitted)     1,003    1,091     467
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                              $1.19    $1.17   $1.00
Accumulation unit value at end of period                                    $0.63    $1.19   $1.17
Number of accumulation units outstanding at end of period (000 omitted)     1,895    2,072     680
--------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (06/26/2006)
Accumulation unit value at beginning of period                              $1.20    $1.14   $1.00
Accumulation unit value at end of period                                    $0.72    $1.20   $1.14
Number of accumulation units outstanding at end of period (000 omitted)        84       42       5
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.22    $1.16   $1.00
Accumulation unit value at end of period                                    $0.72    $1.22   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       693      779     266
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.07    $1.10   $1.00
Accumulation unit value at end of period                                    $0.65    $1.07   $1.10
Number of accumulation units outstanding at end of period (000 omitted)       350      487     231
--------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.16    $1.08   $1.00
Accumulation unit value at end of period                                    $0.98    $1.16   $1.08
Number of accumulation units outstanding at end of period (000 omitted)    21,803   18,995   3,974
--------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                              $1.11    $1.07   $1.00
Accumulation unit value at end of period                                    $0.64    $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)       323      375       6
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (06/26/2006)
Accumulation unit value at beginning of period                              $1.14    $1.07   $1.00
Accumulation unit value at end of period                                    $0.94    $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     9,430    7,577   2,481
--------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00       --      --
Accumulation unit value at end of period                                    $0.71       --      --
Number of accumulation units outstanding at end of period (000 omitted)        11       --      --
--------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00       --      --
Accumulation unit value at end of period                                    $0.84       --      --
Number of accumulation units outstanding at end of period (000 omitted)       253       --      --
--------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00       --      --
Accumulation unit value at end of period                                    $0.76       --      --
Number of accumulation units outstanding at end of period (000 omitted)       656       --      --
--------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00       --      --
Accumulation unit value at end of period                                    $0.73       --      --
Number of accumulation units outstanding at end of period (000 omitted)        44       --      --
--------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                              $1.00       --      --
Accumulation unit value at end of period                                    $0.79       --      --
Number of accumulation units outstanding at end of period (000 omitted)       421       --      --
--------------------------------------------------------------------------------------------------



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  137

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.14    $1.11   $1.00
Accumulation unit value at end of period                                    $0.69    $1.14   $1.11
Number of accumulation units outstanding at end of period (000 omitted)     5,981    4,256   1,499
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.15    $1.10   $1.00
Accumulation unit value at end of period                                    $0.72    $1.15   $1.10
Number of accumulation units outstanding at end of period (000 omitted)       119       35       6
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.05    $1.12   $1.00
Accumulation unit value at end of period                                    $0.71    $1.05   $1.12
Number of accumulation units outstanding at end of period (000 omitted)     5,050    4,362     417
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (06/26/2006)
Accumulation unit value at beginning of period                              $1.13    $1.13   $1.00
Accumulation unit value at end of period                                    $0.78    $1.13   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       375      619     350
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
  RiverSource Variable Portfolio - Balanced Fund.
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (06/26/2006)
Accumulation unit value at beginning of period                              $1.05    $1.02   $1.00
Accumulation unit value at end of period                                    $1.06    $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)    21,135   15,777   7,385
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management
  Fund at Dec. 31, 2008 were (0.57%) and (0.57%), respectively.
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.09    $1.05   $1.00
Accumulation unit value at end of period                                    $1.00    $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)    31,170   28,774   5,708
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.20    $1.12   $1.00
Accumulation unit value at end of period                                    $0.70    $1.20   $1.12
Number of accumulation units outstanding at end of period (000 omitted)    12,673    9,098   3,489
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                              $1.17    $1.15   $1.00
Accumulation unit value at end of period                                    $0.67    $1.17   $1.15
Number of accumulation units outstanding at end of period (000 omitted)        86      136      38
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.11    $1.05   $1.00
Accumulation unit value at end of period                                    $1.09    $1.11   $1.05
Number of accumulation units outstanding at end of period (000 omitted)     9,621    9,331   1,982
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.10    $1.03   $1.00
Accumulation unit value at end of period                                    $1.08    $1.10   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     7,067    5,715   2,119
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.08    $1.07   $1.00
Accumulation unit value at end of period                                    $0.80    $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     1,461    1,856     514
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.08    $1.07   $1.00
Accumulation unit value at end of period                                    $0.86    $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     4,855    4,738   1,866
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.18    $1.05   $1.00
Accumulation unit value at end of period                                    $0.64    $1.18   $1.05
Number of accumulation units outstanding at end of period (000 omitted)        81       89      16
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.19    $1.09   $1.00
Accumulation unit value at end of period                                    $0.64    $1.19   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     1,749    1,681   1,085
--------------------------------------------------------------------------------------------------



138 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008     2007     2006
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.18    $1.14   $1.00
Accumulation unit value at end of period                                    $0.73    $1.18   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       476      499      10
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.07    $1.03   $1.00
Accumulation unit value at end of period                                    $1.02    $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     2,703    1,689     130
--------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                              $1.15    $1.13   $1.00
Accumulation unit value at end of period                                    $0.63    $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       206      237      69
--------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                              $1.14    $1.16   $1.00
Accumulation unit value at end of period                                    $0.68    $1.14   $1.16
Number of accumulation units outstanding at end of period (000 omitted)        23       41      15
--------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (06/26/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                              $1.03    $1.09   $1.00
Accumulation unit value at end of period                                    $0.63    $1.03   $1.09
Number of accumulation units outstanding at end of period (000 omitted)        22       19       5
--------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.82    $1.34   $1.00
Accumulation unit value at end of period                                    $0.83    $1.82   $1.34
Number of accumulation units outstanding at end of period (000 omitted)     2,601    1,669     340
--------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.30    $1.17   $1.00
Accumulation unit value at end of period                                    $0.77    $1.30   $1.17
Number of accumulation units outstanding at end of period (000 omitted)       182      260     100
--------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.09    $1.13   $1.00
Accumulation unit value at end of period                                    $0.69    $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)     5,243    4,556   1,999
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.16    $1.28   $1.00
Accumulation unit value at end of period                                    $0.63    $1.16   $1.28
Number of accumulation units outstanding at end of period (000 omitted)     2,112    1,085     624
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (06/26/2006)
Accumulation unit value at beginning of period                              $1.30    $1.08   $1.00
Accumulation unit value at end of period                                    $0.68    $1.30   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       268      387     397
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/26/2006)
Accumulation unit value at beginning of period                              $1.42    $1.24   $1.00
Accumulation unit value at end of period                                    $0.76    $1.42   $1.24
Number of accumulation units outstanding at end of period (000 omitted)     2,386    1,978     779
--------------------------------------------------------------------------------------------------
WANGER USA (06/26/2006)
Accumulation unit value at beginning of period                              $1.12    $1.08   $1.00
Accumulation unit value at end of period                                    $0.67    $1.12   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     2,340    2,054     422
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.17    $1.11   $1.00
Accumulation unit value at end of period                                    $0.69    $1.17   $1.11
Number of accumulation units outstanding at end of period (000 omitted)        67       86       9
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (06/26/2006)
Accumulation unit value at beginning of period                              $1.28    $1.14   $1.00
Accumulation unit value at end of period                                    $0.74    $1.28   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       334      363      74
--------------------------------------------------------------------------------------------------





RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  139

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements





140 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY



RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE
                                                      ANNUITY -- PROSPECTUS  141

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

1 (800) 862-7919


RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by
RiverSource Life Insurance Company. Both companies are affiliated with
                       Ameriprise Financial Services, Inc.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.


S-6503 G (5/09)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)


                         RIVERSOURCE RETIREMENT ADVISOR

                          VARIABLE ANNUITY(R) - BAND 3


                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                                VARIABLE ANNUITY


                    RIVERSOURCE RETIREMENT ADVISOR SELECT(R)

                                VARIABLE ANNUITY


                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                            VARIABLE ANNUITY - BAND 3


                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)

                                VARIABLE ANNUITY


                  RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R)

                                VARIABLE ANNUITY


                  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R)

                                VARIABLE ANNUITY


                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)

                                VARIABLE ANNUITY


                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R)

                                VARIABLE ANNUITY


                    RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY

                         RIVERSOURCE VARIABLE ACCOUNT 10

                    (previously IDS Life Variable Account 10)


                                   MAY 1, 2009


RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919


S-6325 G (5/09)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies ................................................................   p.  4
Revenues Received During Calendar Year 2008.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Financial Statements





 2    RIVERSOURCE VARIABLE ACCOUNT 10

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2008



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2008. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $18,743,014.48
Oppenheimer Variable Account Funds                                            $13,820,820.88
Wanger Advisors Trust                                                         $ 9,370,146.79
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,424,214.29
Columbia Funds Variable Insurance Trust                                       $ 7,430,450.61
Janus Aspen Series                                                            $ 7,122,557.57
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 6,643,663.84
AIM Variable Insurance Funds                                                  $ 6,432,082.42
PIMCO Variable Insurance Trust                                                $ 5,883,317.87
American Century(R) Variable Portfolios, Inc.                                 $ 5,286,558.50
Goldman Sachs Variable Insurance Trust                                        $ 4,677,953.25
Van Kampen Life Investment Trust                                              $ 3,925,882.57
MFS(R) Variable Insurance Trust(SM)                                           $ 3,573,209.10
Eaton Vance Variable Trust                                                    $ 2,684,626.00
Wells Fargo Advantage Variable Trust Funds                                    $ 1,708,848.85
Putnam Variable Trust                                                         $ 1,652,989.18
The Universal Institutional Funds, Inc.                                       $ 1,516,077.16
Neuberger Berman Advisers Management Trust                                    $ 1,235,681.82
Evergreen Variable Annuity Trust                                              $ 1,141,265.89
Credit Suisse Trust                                                           $   949,442.19
Lazard Retirement Series, Inc.                                                $   793,689.26
Third Avenue Variable Series Trust                                            $   552,278.88
Royce Capital Fund                                                            $   469,495.42
Pioneer Variable Contracts Trust                                              $   280,236.22
Calvert Variable Series, Inc.                                                 $   149,893.29
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   140,009.65
STI Classic Variable Trust                                                    $    42,907.96
Legg Mason Partners Variable Portfolios                                       $    20,806.64
Premier VIT                                                                   $     5,570.02
Lincoln Variable Insurance Products Trust                                     $     3,477.16
J.P. Morgan Series Trust II                                                   $     1,772.33
--------------------------------------------------------------------------------------------




If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) or their affiliates would be at the top of the list.



 4    RIVERSOURCE VARIABLE ACCOUNT 10

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulartory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.


Prior to Jan. 1, 2007, IDS Life Insurance Company (IDS Life) served as the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to IDS Life for the variable account in 2006 was $290,026,122. IDS Life retained no underwriting commission from the sale of the contracts.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2008 was $383,542,107; and in 2007 was $322,665,705. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2008 and 2007, and for each of the three years in the period ended Dec. 31, 2008, and the individual financial statements of the segregated asset subaccounts of RiverSource Variable Account 10, sponsored by RiverSource Life Insurance Company, at Dec. 31, 2008, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                                           RIVERSOURCE VARIABLE ACCOUNT 10    5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource Variable Account 10 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource Variable Account 10, referred to in Note 1, at December 31, 2008, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                         (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 24, 2009


 6    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AIM VI        AIM VI         AIM VI        AIM VI        AIM VI
                                                   CAP APPR,      CAP APPR,      CAP DEV,      CAP DEV,      CORE EQ,
DEC. 31, 2008                                        SER I         SER II         SER I         SER II         SER I

 ASSETS
Investments, at fair value(1),(2)                 $26,745,483   $ 99,171,829   $18,148,222   $29,143,339   $136,521,974
Dividends receivable                                       --             --            --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            5,265         74,529         9,517        32,246             --
Receivable for share redemptions                       22,185         95,455        14,068        24,302        250,461
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       26,772,933     99,341,813    18,171,807    29,199,887    136,772,435
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     20,527         77,110        14,068        23,244        156,485
    Contract terminations                               1,658         18,345            --         1,057         93,976
Payable for investments purchased                       5,265         74,529         9,517        32,246             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      27,450        169,984        23,585        56,547        250,461
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              26,649,668     99,151,074    18,143,697    29,128,242    134,893,641
Net assets applicable to contracts in payment
  period                                               95,815         20,755         4,525        15,098      1,628,333
Net assets applicable to seed money                        --             --            --            --             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $26,745,483   $ 99,171,829   $18,148,222   $29,143,340   $136,521,974
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               1,583,510      5,970,610     2,288,553     3,765,289      6,912,505
(2) Investments, at cost                          $48,988,198   $131,985,776   $28,284,256   $50,242,130   $147,354,464
-----------------------------------------------------------------------------------------------------------------------




                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                      AIM VI        AIM VI       AIM VI        AIM VI         AIM VI
                                                       DYN,       FIN SERV,     FIN SERV,    GLOBAL HLTH     INTL GRO,
DEC. 31, 2008 (CONTINUED)                              SER I        SER I        SER II     CARE, SER II      SER II

 ASSETS
Investments, at fair value(1),(2)                   $5,631,511   $10,755,490   $3,130,618    $17,563,978   $461,509,291
Dividends receivable                                        --            --           --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             2,134        15,250       12,474         43,428        427,174
Receivable for share redemptions                         9,690        32,086        2,812         17,979        397,402
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         5,643,335    10,802,826    3,145,904     17,625,385    462,333,867
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       4,315         8,310        2,812         14,161        381,672
    Contract terminations                                5,374        23,776           --          3,818         15,730
Payable for investments purchased                        2,134        15,250       12,474         43,428        427,174
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       11,823        47,336       15,286         61,407        824,576
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                             5,620,115    10,754,124    3,103,096     17,563,726    461,486,783
Net assets applicable to contracts in payment
  period                                                11,397         1,366       27,522            252         22,508
Net assets applicable to seed money                         --            --           --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $5,631,512   $10,755,490   $3,130,618    $17,563,978   $461,509,291
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  563,715     2,610,556      767,308      1,432,625     23,999,443
(2) Investments, at cost                            $6,538,618   $26,625,574   $7,282,712    $26,285,865   $677,993,743
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    AIM VI        AB VPS         AB VPS          AB VPS          AB VPS
                                                    TECH,      GLOBAL TECH,    GRO & INC,       INTL VAL,     LG CAP GRO,
DEC. 31, 2008 (CONTINUED)                           SER I          CL B           CL B            CL B            CL B

 ASSETS
Investments, at fair value(1),(2)                $15,360,075    $ 7,758,324   $131,669,325   $  803,094,964    $1,943,453
Dividends receivable                                      --             --             --               --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                           1,346          3,811         29,841          772,056         2,149
Receivable for share redemptions                      14,908         21,859        186,043          691,137         1,727
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      15,376,329      7,783,994    131,885,209      804,558,157     1,947,329
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    11,795          6,350        103,779          655,695         1,726
    Contract terminations                              3,113         15,509         82,264           35,442            --
Payable for investments purchased                      1,346          3,811         29,841          772,056         2,149
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     16,254         25,670        215,884        1,463,193         3,875
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             15,360,075      7,758,324    131,510,400      802,562,274     1,943,454
Net assets applicable to contracts in payment
  period                                                  --             --        158,925          532,690            --
Net assets applicable to seed money                       --             --             --               --            --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $15,360,075    $ 7,758,324   $131,669,325   $  803,094,964    $1,943,454
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              1,832,945        727,116     10,151,837       73,476,209       107,790
(2) Investments, at cost                         $21,705,445    $12,465,817   $216,197,879   $1,348,774,129    $2,873,217
-------------------------------------------------------------------------------------------------------------------------




                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AC VP         AC VP          AC VP         AC VP          AC VP
                                                     INTL,         INTL,      MID CAP VAL,      ULTRA,         VAL,
DEC. 31, 2008 (CONTINUED)                             CL I         CL II          CL II         CL II          CL I

 ASSETS
Investments, at fair value(1),(2)                 $28,082,917   $56,141,876   $187,536,301   $21,628,588   $185,351,384
Dividends receivable                                       --            --             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --        27,965        197,420        26,306             --
Receivable for share redemptions                       41,735        54,939        158,199        17,752        255,130
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       28,124,652    56,224,780    187,891,920    21,672,646    185,606,514
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     21,876        43,880        156,463        17,338        185,523
    Contract terminations                              19,860        11,059          1,736           413         69,607
Payable for investments purchased                          --        27,965        197,420        26,306             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      41,736        82,904        355,619        44,057        255,130
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              28,054,821    56,045,966    187,482,827    21,628,589    183,924,387
Net assets applicable to contracts in payment
  period                                               28,095        95,910         53,474            --      1,426,997
Net assets applicable to seed money                        --            --             --            --             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $28,082,916   $56,141,876   $187,536,301   $21,628,589   $185,351,384
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               4,727,764     9,467,433     19,195,118     3,610,783     39,604,996
(2) Investments, at cost                          $42,066,247   $69,076,772   $254,908,821   $35,481,009   $272,776,455
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 8    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                     AC VP        CALVERT         COL             COL             COL
                                                     VAL,        VS SOCIAL     HI YIELD,     MARSICO GRO,    MARSICO INTL
DEC. 31, 2008 (CONTINUED)                            CL II          BAL         VS CL B         VS CL A      OPP, VS CL B

 ASSETS
Investments, at fair value(1),(2)                $195,490,501   $26,299,083   $66,584,203   $  963,953,201   $ 69,405,072
Dividends receivable                                       --            --            --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          143,237           783        35,658          827,327         89,540
Receivable for share redemptions                      209,971        50,893        90,851          819,416        120,994
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      195,843,709    26,350,759    66,710,712      965,599,944     69,615,606
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    156,186        20,426        54,406          796,738         56,531
    Contract terminations                              53,785        30,467        36,446           22,678         64,465
Payable for investments purchased                     143,237           783        35,658          827,327         89,540
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     353,208        51,676       126,510        1,646,743        210,536
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             195,075,932    26,229,269    66,521,345      963,644,626     69,179,267
Net assets applicable to contracts in payment
  period                                              414,569        69,814        62,857          308,575        225,803
Net assets applicable to seed money                        --            --            --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $195,490,501   $26,299,083   $66,584,202   $  963,953,201   $ 69,405,070
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              41,771,475    21,072,983     8,830,796       71,669,383      6,641,634
(2) Investments, at cost                         $304,112,211   $37,867,415   $96,317,911   $1,353,400,774   $134,571,235
-------------------------------------------------------------------------------------------------------------------------




                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------------
                                                       CS              CS              CS          DREY VIF       DREY VIF
                                                   COMMODITY        U.S. EQ         U.S. EQ        INTL EQ,       INTL VAL,
DEC. 31, 2008 (CONTINUED)                            RETURN         FLEX III         FLEX I          SERV           SERV

 ASSETS
Investments, at fair value(1),(2)                 $58,690,964     $10,124,762     $54,325,712     $6,228,703     $2,468,080
Dividends receivable                                  186,159              --              --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           59,763              --              --          2,960         40,554
Receivable for share redemptions                       69,124          19,659         120,134          6,215          3,524
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       59,006,010      10,144,421      54,445,846      6,237,878      2,512,158
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     47,469           7,864          62,370          5,744          2,213
    Contract terminations                              21,655          11,796          57,765            471          1,311
Payable for investments purchased                     245,922              --              --          2,960         40,554
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     315,046          19,660         120,135          9,175         44,078
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              58,666,591      10,120,493      53,902,500      6,228,703      2,467,824
Net assets applicable to contracts in payment
  period                                               24,373           4,268         423,211             --            256
Net assets applicable to seed money                        --              --              --             --             --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $58,690,964     $10,124,761     $54,325,711     $6,228,703     $2,468,080
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               8,254,707       1,093,387       5,373,463        489,678        281,423
(2) Investments, at cost                          $95,601,785     $14,421,256     $85,525,251     $9,581,561     $4,330,251
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                           RIVERSOURCE VARIABLE ACCOUNT 10    9

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    EV VT          EG VA         EG VA          FID VIP         FID VIP
                                                  FLOATING-     FUNDAMENTAL     INTL EQ,      CONTRAFUND,     GRO & INC,
DEC. 31, 2008 (CONTINUED)                         RATE INC     LG CAP, CL 2       CL 2         SERV CL 2        SERV CL

 ASSETS
Investments, at fair value(1),(2)               $434,438,748    $21,027,833   $36,329,912   $1,023,889,929   $ 84,336,657
Dividends receivable                               2,816,152             --            --               --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                         424,526         25,633        13,928          811,326          1,442
Receivable for share redemptions                     383,513         18,004        38,056          883,552         65,363
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     438,062,939     21,071,470    36,381,896    1,025,584,807     84,403,462
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   364,575         16,920        29,874          842,463         65,363
    Contract terminations                             18,938          1,084         8,181           41,088             --
Payable for investments purchased                  3,240,678         25,633        13,928          811,326          1,442
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  3,624,191         43,637        51,983        1,694,877         66,805
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            434,209,508     20,985,389    36,320,924    1,023,232,542     84,160,307
Net assets applicable to contracts in payment
  period                                             229,240         42,444         8,989          657,388        176,350
Net assets applicable to seed money                       --             --            --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $434,438,748    $21,027,833   $36,329,913   $1,023,889,930   $ 84,336,657
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             66,024,126      1,658,346     3,804,179       67,628,133      9,660,556
(2) Investments, at cost                        $628,318,046    $27,960,296   $55,189,279   $1,822,577,072   $136,926,387
-------------------------------------------------------------------------------------------------------------------------




                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    FID VIP        FID VIP         FID VIP        FID VIP        FID VIP
                                                  GRO & INC,      MID CAP,        MID CAP,       OVERSEAS,      OVERSEAS,
DEC. 31, 2008 (CONTINUED)                          SERV CL 2       SERV CL        SERV CL 2       SERV CL       SERV CL 2

 ASSETS
Investments, at fair value(1),(2)                $169,597,317   $185,297,807   $  965,638,469   $43,460,834   $125,025,950
Dividends receivable                                       --             --               --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          175,975         21,922          410,206           331         61,369
Receivable for share redemptions                      172,001        152,913          821,952        42,372        137,090
--------------------------------------------------------------------------------------------------------------------------
Total assets                                      169,945,293    185,472,642      966,870,627    43,503,537    125,224,409
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    132,357        142,869          784,626        33,604         99,265
    Contract terminations                              39,644         10,044           37,329         8,768         37,824
Payable for investments purchased                     175,975         21,922          410,206           331         61,369
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     347,976        174,835        1,232,161        42,703        198,458
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             169,202,734    184,492,569      964,948,568    43,246,201    124,786,850
Net assets applicable to contracts in payment
  period                                              394,583        805,238          689,898       214,633        239,101
Net assets applicable to seed money                        --             --               --            --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $169,597,317   $185,297,807   $  965,638,466   $43,460,834   $125,025,951
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              19,606,626     10,108,991       53,291,306     3,585,877     10,358,405
(2) Investments, at cost                         $249,121,807   $232,334,914   $1,455,427,159   $66,114,745   $179,114,824
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 10    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                 FTVIPT          FTVIPT          FTVIPT          FTVIPT         FTVIPT
                                              FRANK GLOBAL    FRANK SM CAP   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
DEC. 31, 2008 (CONTINUED)                    REAL EST, CL 2     VAL, CL 2      SEC, CL 2       SEC, CL 1      SEC, CL 2

 ASSETS
Investments, at fair value(1),(2)             $177,416,088    $173,195,221    $169,266,746    $63,394,572    $20,826,446
Dividends receivable                                    --              --              --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                   243,232          74,065           9,231             --          8,235
Receivable for share redemptions                   139,583         146,440         325,694        137,793         26,990
------------------------------------------------------------------------------------------------------------------------
Total assets                                   177,798,903     173,415,726     169,601,671     63,532,365     20,861,671
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 139,542         137,227         139,737         72,296         16,134
    Contract terminations                               42           9,213         185,956         65,497         10,856
Payable for investments purchased                  243,232          74,065           9,231             --          8,235
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  382,816         220,505         334,924        137,793         35,225
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          177,090,339     172,988,810     169,032,580     63,124,648     20,742,509
Net assets applicable to contracts in
  payment period                                   325,748         206,411         234,167        269,924         83,937
Net assets applicable to seed money                     --              --              --             --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                              $177,416,087    $173,195,221    $169,266,747    $63,394,572    $20,826,446
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           16,721,592      16,416,609      14,368,994     10,375,544      1,935,543
(2) Investments, at cost                      $377,781,612    $229,934,536    $249,120,638    $92,279,816    $26,000,726
------------------------------------------------------------------------------------------------------------------------




                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                                 GS VIT          GS VIT          GS VIT      JANUS ASPEN    JANUS ASPEN
                                                 MID CAP     STRUCTD SM CAP   STRUCTD U.S.      GLOBAL       OVERSEAS,
DEC. 31, 2008 (CONTINUED)                       VAL, INST       EQ, INST        EQ, INST      TECH, SERV       SERV

 ASSETS
Investments, at fair value(1),(2)             $312,183,554     $10,222,980    $182,460,353   $11,997,932   $103,230,964
Dividends receivable                                    --              --              --            --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                    49,465           5,000          14,227        11,614         12,878
Receivable for share redemptions                   292,589          21,505         204,163        10,425         79,653
-----------------------------------------------------------------------------------------------------------------------
Total assets                                   312,525,608      10,249,485     182,678,743    12,019,971    103,323,495
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 244,394           8,008         143,235         9,191         79,653
    Contract terminations                           48,195          13,497          60,928         1,234             --
Payable for investments purchased                   49,465           5,000          14,227        11,614         12,878
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                  342,054          26,505         218,390        22,039         92,531
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          311,861,891      10,196,137     182,237,743    11,946,805    102,987,330
Net assets applicable to contracts in
  payment period                                   321,663          26,843         222,610        51,127        243,634
Net assets applicable to seed money                     --              --              --            --             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                              $312,183,554     $10,222,980    $182,460,353   $11,997,932   $103,230,964
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           36,048,909       1,464,610      22,836,089     4,137,218      3,968,895
(2) Investments, at cost                      $510,911,058     $16,620,795    $278,356,370   $23,064,886   $141,033,786
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    11

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                  JANUS ASPEN    JANUS ASPEN      LAZARD      LM PTNRS VAR     MFS INV
                                                    JANUS,       ENTERPRISE,    RETIRE INTL    SM CAP GRO,    GRO STOCK,
DEC. 31, 2008 (CONTINUED)                            SERV            SERV        EQ, SERV         CL I         SERV CL

 ASSETS
Investments, at fair value(1),(2)               $  773,445,435   $15,504,262   $ 80,288,776    $4,097,832    $60,177,703
Dividends receivable                                        --            --             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           748,776           271         16,295         7,113         31,199
Receivable for share redemptions                       643,608        20,293        101,459        18,116         68,210
------------------------------------------------------------------------------------------------------------------------
Total assets                                       774,837,819    15,524,826     80,406,530     4,123,061     60,277,112
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     641,147        11,735         62,237         3,376         47,093
    Contract terminations                                2,462         8,558         39,222        14,741         21,117
Payable for investments purchased                      748,776           271         16,295         7,113         31,199
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,392,385        20,564        117,754        25,230         99,409
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              773,435,711    15,496,007     80,061,610     4,097,831     60,115,606
Net assets applicable to contracts in payment
  period                                                 9,723         8,255        227,166            --         62,097
Net assets applicable to seed money                         --            --             --            --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $  773,445,434   $15,504,262   $ 80,288,776    $4,097,831    $60,177,703
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               49,643,481       748,998      9,755,623       473,738      8,658,662
(2) Investments, at cost                        $1,151,893,812   $26,901,290   $106,896,054    $6,582,842    $85,616,233
------------------------------------------------------------------------------------------------------------------------




                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                     MFS            MFS             MFS          NB AMT       NB AMT SOC
                                                   NEW DIS,    TOTAL RETURN,    UTILITIES,        INTL,      RESPONSIVE,
DEC. 31, 2008 (CONTINUED)                          SERV CL        SERV CL         SERV CL         CL S           CL S

 ASSETS
Investments, at fair value(1),(2)                $36,302,724    $ 76,071,553   $212,724,143   $218,421,584    $1,593,838
Dividends receivable                                      --              --             --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                          23,697           1,560         15,753        187,161           921
Receivable for share redemptions                      37,586         226,851        311,149        180,403         1,576
------------------------------------------------------------------------------------------------------------------------
Total assets                                      36,364,007      76,299,964    213,051,045    218,789,148     1,596,335
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    28,317          63,724        170,575        180,028         1,481
    Contract terminations                              9,269         163,127        140,575            375            96
Payable for investments purchased                     23,697           1,560         15,753        187,161           921
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     61,283         228,411        326,903        367,564         2,498
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             36,267,129      75,938,167    212,378,208    218,409,714     1,593,837
Net assets applicable to contracts in payment
  period                                              35,595         133,386        345,934         11,870            --
Net assets applicable to seed money                       --              --             --             --            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $36,302,724    $ 76,071,553   $212,724,142   $218,421,584    $1,593,837
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              4,532,175       4,991,572     11,811,446     29,961,808       169,377
(2) Investments, at cost                         $63,147,269    $101,432,236   $294,484,726   $339,715,580    $2,613,408
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 12    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                  OPPEN           OPPEN            OPPEN          OPPEN          PIMCO
                                               GLOBAL SEC    MAIN ST SM CAP   STRATEGIC BOND     VAL VA,    VIT ALL ASSET,
DEC. 31, 2008 (CONTINUED)                       VA, SERV        VA, SERV         VA, SERV         SERV        ADVISOR CL

 ASSETS
Investments, at fair value(1),(2)             $ 84,226,825     $61,768,053    $2,075,960,186   $2,737,178   $1,032,082,114
Dividends receivable                                    --              --                --           --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                    47,011          57,909           582,102          768          721,484
Receivable for share redemptions                   100,477          64,980         2,649,659        8,003          887,679
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    84,374,313      61,890,942     2,079,191,947    2,745,949    1,033,691,277
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  68,235          50,691         1,719,360        2,606          856,225
    Contract terminations                           32,242          14,289           930,298        5,397           31,454
Payable for investments purchased                   47,011          57,909           582,102          768          721,484
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  147,488         122,889         3,231,760        8,771        1,609,163
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           84,075,234      61,697,479     2,073,912,578    2,737,178    1,031,586,369
Net assets applicable to contracts in
  payment period                                   151,591          70,574         2,047,609           --          495,745
Net assets applicable to seed money                     --              --                --           --               --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $ 84,226,825     $61,768,053    $2,075,960,187   $2,737,178   $1,032,082,114
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            4,207,134       5,860,347       455,254,427      403,119      111,818,214
(2) Investments, at cost                      $131,291,716     $98,912,484    $2,421,938,773   $4,763,382   $1,280,815,020
--------------------------------------------------------------------------------------------------------------------------




                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------------
                                                  PIONEER          PIONEER           PUT VT          PUT VT          PUT VT
                                                EQ INC VCT,     INTL VAL VCT,     GLOBAL HLTH       INTL EQ,        INTL NEW
DEC. 31, 2008 (CONTINUED)                          CL II            CL II         CARE, CL IB        CL IB         OPP, CL IB

 ASSETS
Investments, at fair value(1),(2)               $31,890,625       $2,908,909      $25,091,628     $37,136,955     $37,701,337
Dividends receivable                                     --               --               --              --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --              518               --          36,723           9,271
Receivable for share redemptions                    107,431            3,055           23,120          29,017          45,967
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                     31,998,056        2,912,482       25,114,748      37,202,695      37,756,575
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   25,074            2,201           19,467          29,017          28,842
    Contract terminations                            82,358              854            3,654              --          17,125
Payable for investments purchased                        --              518               --          36,723           9,271
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   107,432            3,573           23,121          65,740          55,238
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            31,782,423        2,908,863       25,056,161      37,106,534      37,675,251
Net assets applicable to contracts in payment
  period                                            108,201               --           35,466          30,421          26,086
Net assets applicable to seed money                      --               46               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                $31,890,624       $2,908,909      $25,091,627     $37,136,955     $37,701,337
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,089,818          298,350        2,276,917       4,177,385       3,244,521
(2) Investments, at cost                        $40,004,740       $4,925,549      $26,941,688     $56,532,444     $55,794,652
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    13

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                  PUT VT           PUT VT          ROYCE            DISC             DISC
                                                 NEW OPP,          VISTA,        MICRO-CAP,     ASSET ALLOC,     ASSET ALLOC,
DEC. 31, 2008 (CONTINUED)                          CL IA           CL IB         INVEST CL          AGGR            CONSERV

 ASSETS
Investments, at fair value(1),(2)              $ 68,211,033     $27,627,506     $47,372,729      $ 8,346,189      $21,366,965
Dividends receivable                                     --              --              --               --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --             785              --           20,930           12,680
Receivable for share redemptions                    149,630          33,199          74,853               --               --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                     68,360,663      27,661,490      47,447,582        8,367,119       21,379,645
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   78,162          21,258          36,770            5,934           16,943
    Contract terminations                            71,468          11,942          38,083           20,380            4,901
Payable for investments purchased                        --             785              --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   149,630          33,985          74,853           26,314           21,844
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            67,716,325      27,540,561      47,240,505        8,336,913       21,357,801
Net assets applicable to contracts in payment
  period                                            494,708          86,944         132,224            3,840               --
Net assets applicable to seed money                      --              --              --               52               --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                               $ 68,211,033     $27,627,505     $47,372,729      $ 8,340,805      $21,357,801
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             5,171,420       3,324,610       7,856,174        1,180,427        2,535,974
(2) Investments, at cost                       $118,117,601     $59,173,472     $69,292,081      $10,007,609      $22,758,651
-----------------------------------------------------------------------------------------------------------------------------




                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                   DISC           DISC           DISC          RVS PTNRS      RVS PTNRS
                                               ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   VP FUNDAMENTAL    VP SELECT
DEC. 31, 2008 (CONTINUED)                           MOD         MOD AGGR      MOD CONSERV         VAL            VAL

 ASSETS
Investments, at fair value(1),(2)               $37,647,085    $24,391,452    $20,064,830    $634,767,322    $11,178,229
Dividends receivable                                     --             --             --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                        155,610         88,811         28,772         619,130            337
Receivable for share redemptions                         --             --             --              --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                     37,802,695     24,480,263     20,093,602     635,386,452     11,178,566
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   27,923         18,535         15,532         524,619          8,832
    Contract terminations                               713          1,195            500           1,221          8,383
Payable for investments purchased                        --             --             --              --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    28,636         19,730         16,032         525,840         17,215
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            37,461,303     24,297,799     20,064,617     634,795,333     11,154,537
Net assets applicable to contracts in payment
  period                                            312,756        162,734         12,953          65,279          6,814
Net assets applicable to seed money                      --             --             --              --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $37,774,059    $24,460,533    $20,077,570    $634,860,612    $11,161,351
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             4,961,651      3,322,867      2,523,293      93,063,024      1,664,695
(2) Investments, at cost                        $44,033,483    $29,820,097    $22,767,069    $925,644,204    $18,097,908
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 14    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------------
                                                    RVS             RVS             RVS              RVS              RVS
                                                 PTNRS VP           VP              VP               VP               VP
DEC. 31, 2008 (CONTINUED)                       SM CAP VAL          BAL          CASH MGMT        DIV BOND        DIV EQ INC

 ASSETS
Investments, at fair value(1),(2)             $  751,664,928   $194,716,435   $1,298,705,820   $3,297,506,575   $1,885,420,526
Dividends receivable                                      --             --       22,162,310               --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                     550,880          1,317           38,077        1,723,733          963,589
Receivable for share redemptions                          --             --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                     752,215,808    194,717,752    1,320,906,207    3,299,230,308    1,886,384,115
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   613,137        182,630        1,103,517        2,764,773        1,524,442
    Contract terminations                             19,133        189,824        4,654,595          924,371           51,353
Payable for investments purchased                         --             --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    632,270        372,454        5,758,112        3,689,144        1,575,795
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            751,278,870    190,751,209    1,314,898,362    3,291,449,974    1,882,675,565
Net assets applicable to contracts in
  payment period                                     304,668      3,594,089          249,733        4,091,190        2,132,755
Net assets applicable to seed money                       --             --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  751,583,538   $194,345,298   $1,315,148,095   $3,295,541,164   $1,884,808,320
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             83,690,660     19,681,468    1,299,910,047      336,537,795      213,181,404
(2) Investments, at cost                      $1,097,321,013   $312,047,547   $1,299,250,117   $3,497,911,663   $2,827,857,817
------------------------------------------------------------------------------------------------------------------------------




                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------------
                                                  RVS VP            RVS VP             SEL            RVS            RVS
                                                  GLOBAL       GLOBAL INFLATION        VP         VP HI YIELD      VP INC
DEC. 31, 2008 (CONTINUED)                          BOND            PROT SEC            GRO           BOND            OPP

 ASSETS
Investments, at fair value(1),(2)             $1,221,039,401     $727,946,389     $141,281,030   $382,936,756   $575,949,941
Dividends receivable                                      --               --               --             --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     446,799          340,024           18,037         73,445        469,944
Receivable for share redemptions                          --               --               --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                   1,221,486,200      728,286,413      141,299,067    383,010,201    576,419,885
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 1,023,039          603,138          110,116        320,973        476,709
    Contract terminations                            791,385          259,873           86,995        290,074          5,679
Payable for investments purchased                         --               --               --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,814,424          863,011          197,111        611,047        482,388
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          1,218,910,124      727,380,289      140,682,109    380,545,067    575,880,636
Net assets applicable to contracts in
  payment period                                     761,652           43,113          419,847      1,854,087         56,861
Net assets applicable to seed money                       --               --               --             --             --
----------------------------------------------------------------------------------------------------------------------------
Total net assets                              $1,219,671,776     $727,423,402     $141,101,956   $382,399,154   $575,937,497
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            116,234,735       72,383,787       33,249,230     79,193,408     72,097,496
(2) Investments, at cost                      $1,270,886,645     $731,153,695     $251,398,560   $537,303,768   $715,661,736
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    15

STATEMENTS OF ASSETS AND LIABILITIES

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                      RVS          SEL VP        RVS VP         RVS VP           RVS
                                                      VP           LG CAP        MID CAP        MID CAP          VP
DEC. 31, 2008 (CONTINUED)                           DYN EQ          VAL            GRO            VAL          S&P 500

 ASSETS
Investments, at fair value(1),(2)                $448,659,993   $ 8,950,021   $ 78,749,181   $227,281,189   $133,840,217
Dividends receivable                                       --            --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            3,140         1,760         31,865        192,069          4,108
Receivable for share redemptions                           --            --             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                      448,663,133     8,951,781     78,781,046    227,473,258    133,844,325
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    401,210         7,059         70,089        185,269        105,005
    Contract terminations                             281,104        12,619         55,829          6,370         58,877
Payable for investments purchased                          --            --             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     682,314        19,678        125,918        191,639        163,882
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             443,508,116     8,921,525     78,159,135    227,230,646    133,053,144
Net assets applicable to contracts in payment
  period                                            4,472,703        10,578        495,993         50,973        627,299
Net assets applicable to seed money                        --            --             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $447,980,819   $ 8,932,103   $ 78,655,128   $227,281,619   $133,680,443
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              33,828,664     1,357,765     11,183,500     35,839,426     22,465,906
(2) Investments, at cost                         $769,998,752   $14,717,161   $127,376,024   $418,678,459   $175,542,306
------------------------------------------------------------------------------------------------------------------------




                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     RVS VP         SEL VP         THDL           THDL          THIRD
                                                      SHORT         SM CAP          VP             VP            AVE
DEC. 31, 2008 (CONTINUED)                           DURATION         VAL         EMER MKTS      INTL OPP         VAL

 ASSETS
Investments, at fair value(1),(2)                 $372,552,187   $51,488,339   $518,662,947   $156,946,054   $55,710,196
Dividends receivable                                        --            --             --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                            86,408        17,714        436,378         22,434            37
Receivable for share redemptions                            --            --             --             --        77,659
------------------------------------------------------------------------------------------------------------------------
Total assets                                       372,638,595    51,506,053    519,099,325    156,968,488    55,787,892
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     299,112        39,996        421,225        147,698        43,243
    Contract terminations                              400,216        24,671         50,057        235,525        34,415
Payable for investments purchased                           --            --             --             --            37
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      699,328        64,667        471,282        383,223        77,695
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              371,249,779    51,329,546    518,561,724    155,822,543    55,495,090
Net assets applicable to contracts in payment
  period                                               689,488       111,840         66,319        762,722       215,107
Net assets applicable to seed money                         --            --             --             --            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $371,939,267   $51,441,386   $518,628,043   $156,585,265   $55,710,197
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               37,444,316     7,930,306     59,200,412     18,298,749     4,638,651
(2) Investments, at cost                          $385,219,860   $93,493,613   $825,646,460   $200,602,158   $84,438,383
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 16    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    VANK LIT        VANK UIF       VANK UIF
                                                    COMSTOCK,      GLOBAL REAL     MID CAP        WANGER         WANGER
DEC. 31, 2008 (CONTINUED)                             CL II        EST, CL II     GRO, CL II       INTL            USA

 ASSETS
Investments, at fair value(1),(2)                $  681,107,246   $241,003,832   $29,119,527   $546,083,554   $550,275,601
Dividends receivable                                         --             --            --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            463,036        238,484        30,201        379,059        485,862
Receivable for share redemptions                        561,147        199,622        30,919        489,377        458,963
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        682,131,429    241,441,938    29,180,647    546,951,990    551,220,426
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      558,841        199,622        23,959        438,737        443,826
    Contract terminations                                 2,307             --         6,960         50,639         15,136
Payable for investments purchased                       463,036        238,484        30,201        379,059        485,862
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,024,184        438,106        61,120        868,435        944,824
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               681,016,447    240,924,959    29,112,443    545,761,627    549,846,392
Net assets applicable to contracts in payment
  period                                                 90,798         78,873         7,084        321,928        429,210
Net assets applicable to seed money                          --             --            --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $  681,107,245   $241,003,832   $29,119,527   $546,083,555   $550,275,602
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                82,859,762     44,139,896     5,046,712     26,393,599     28,511,689
(2) Investments, at cost                         $1,068,795,333   $404,297,450   $60,033,803   $777,563,660   $823,961,333
--------------------------------------------------------------------------------------------------------------------------




                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                          -----------------------------------------------------
                                                             WF ADV        WF ADV        WF ADV        WF ADV
                                                            VT ASSET      VT INTL          VT            VT
DEC. 31, 2008 (CONTINUED)                                    ALLOC          CORE          OPP        SM CAP GRO

 ASSETS
Investments, at fair value(1),(2)                         $47,942,529   $ 7,813,761   $38,279,148   $50,668,365
Dividends receivable                                               --            --            --            --
Accounts receivable from RiverSource Life for contract
  purchase payments                                                --            --        98,511        47,134
Receivable for share redemptions                              149,568         6,292        41,500        47,061
---------------------------------------------------------------------------------------------------------------
Total assets                                               48,092,097     7,820,053    38,419,159    50,762,560
---------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                             37,862         6,048        30,147        40,473
    Contract terminations                                     111,706           243        11,353         6,588
Payable for investments purchased                                  --            --        98,511        47,134
---------------------------------------------------------------------------------------------------------------
Total liabilities                                             149,568         6,291       140,011        94,195
---------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                   47,759,095     7,791,624    38,266,176    50,656,905
Net assets applicable to contracts in payment period          183,434        22,138        12,972        11,460
Net assets applicable to seed money                                --            --            --            --
---------------------------------------------------------------------------------------------------------------
Total net assets                                          $47,942,529   $ 7,813,762   $38,279,148   $50,668,365
---------------------------------------------------------------------------------------------------------------
(1) Investment shares                                       5,149,573     1,694,959     3,767,633    12,179,896
(2) Investments, at cost                                  $64,071,508   $12,930,349   $69,564,242   $95,357,465
---------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    17

STATEMENTS OF OPERATIONS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                   AIM VI         AIM VI          AIM VI          AIM VI          AIM VI
                                                  CAP APPR,      CAP APPR,       CAP DEV,        CAP DEV,        CORE EQ,
YEAR ENDED DEC. 31, 2008                            SER I         SER II          SER I           SER II          SER I
 INVESTMENT INCOME
Dividend income                                 $         --   $         --    $         --    $         --    $  3,962,159
Variable account expenses                            379,095      1,292,973         280,713         459,754       2,587,139
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (379,095)    (1,292,973)       (280,713)       (459,754)      1,375,020
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
---------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments:
    Proceeds from sales                           15,456,109     39,702,286      12,003,347      19,308,861      70,086,736
    Cost of investments sold                      20,618,513     38,511,200      10,867,325      19,652,488      57,495,971
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (5,162,404)     1,191,086       1,136,022        (343,627)     12,590,765
Distributions from capital gains                          --             --       3,674,733       5,996,103              --
Net change in unrealized appreciation or
  depreciation of investments                    (18,379,803)   (79,900,125)    (23,806,007)    (36,080,606)    (83,608,169)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (23,542,207)   (78,709,039)    (18,995,252)    (30,428,130)    (71,017,404)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(23,921,302)  $(80,002,012)   $(19,275,965)   $(30,887,884)   $(69,642,384)
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                   AIM VI         AIM VI          AIM VI          AIM VI          AIM VI
                                                    DYN,         FIN SERV,      FIN SERV,      GLOBAL HLTH      INTL GRO,
YEAR ENDED DEC. 31 2008 (CONTINUED)                 SER I          SER I          SER II       CARE, SER II       SER II
 INVESTMENT INCOME
Dividend income                                  $        --   $    499,975     $   136,881    $         --   $   2,946,101
Variable account expenses                             87,674        138,382          37,125         175,425       3,786,551
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (87,674)       361,593          99,756        (175,425)       (840,450)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            3,818,758      3,808,162       1,341,156       5,379,670      12,018,829
    Cost of investments sold                       2,942,865      5,816,714       2,069,933       5,701,811      13,873,401
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        875,893     (2,008,552)       (728,777)       (322,141)     (1,854,572)
Distributions from capital gains                          --      1,440,571         413,432       4,617,654       8,565,475
Net change in unrealized appreciation or
  depreciation of investments                     (7,062,572)   (13,737,719)     (3,205,095)    (10,809,499)   (215,133,394)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (6,186,679)   (14,305,700)     (3,520,440)     (6,513,986)   (208,422,491)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $(6,274,353)  $(13,944,107)    $(3,420,684)   $ (6,689,411)  $(209,262,941)
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                   AIM VI         AB VPS          AB VPS          AB VPS          AB VPS
                                                    TECH,      GLOBAL TECH,     GRO & INC,      INTL VAL,      LG CAP GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                SER I          CL B            CL B            CL B            CL B
 INVESTMENT INCOME
Dividend income                                 $         --    $        --   $   3,986,792   $  10,029,572     $        --
Variable account expenses                            201,490        103,794       1,844,358      10,116,276          27,143
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (201,490)      (103,794)      2,142,434         (86,704)        (27,143)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            6,507,342      4,117,622      73,396,107     188,790,746       1,054,355
    Cost of investments sold                       6,414,823      4,863,960      86,351,965     187,257,866       1,253,984
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         92,519       (746,338)    (12,955,858)      1,532,880        (199,629)
Distributions from capital gains                          --             --      41,135,459      71,754,420              --
Net change in unrealized appreciation or
  depreciation of investments                    (12,981,479)    (6,462,418)   (140,323,608)   (841,823,790)     (1,172,785)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (12,888,960)    (7,208,756)   (112,144,007)   (768,536,490)     (1,372,414)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(13,090,450)   $(7,312,550)  $(110,001,573)  $(768,623,194)    $(1,399,557)
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


 18    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                   AC VP           AC VP          AC VP           AC VP           AC VP
                                                   INTL,           INTL,       MID CAP VAL,       ULTRA,           VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL I           CL II          CL II           CL II            CL I
 INVESTMENT INCOME
Dividend income                                   $  432,295   $    672,762   $     183,428    $         --   $   7,428,049
Variable account expenses                            422,795        835,182       2,283,266         280,276       3,025,163
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        9,500       (162,420)     (2,099,838)       (280,276)      4,402,886
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           14,089,236     28,401,163     126,022,271       9,205,016     124,200,056
    Cost of investments sold                      14,892,567     24,141,893     149,944,373      11,274,456     143,855,412
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (803,331)     4,259,270     (23,922,102)     (2,069,440)    (19,655,356)
Distributions from capital gains                   5,077,940      9,919,707              --       5,337,337      39,435,505
Net change in unrealized appreciation or
  depreciation of investments                    (31,526,012)   (67,694,556)    (38,592,255)    (19,189,161)   (108,993,245)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (27,251,403)   (53,515,579)    (62,514,357)    (15,921,264)    (89,213,096)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(27,241,903)  $(53,677,999)  $ (64,614,195)   $(16,201,540)  $ (84,810,210)
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                   AC VP          CALVERT          COL             COL             COL
                                                    VAL,         VS SOCIAL      HI YIELD,      MARSICO GRO,    MARSICO INTL
YEAR ENDED DEC. 31, 2008 (CONTINUED)               CL II            BAL          VS CL B         VS CL A       OPP, VS CL B
 INVESTMENT INCOME
Dividend income                                $   6,875,437   $    879,821    $  9,763,438   $   3,517,711    $  1,440,954
Variable account expenses                          2,445,145        337,420         846,331       9,335,751         939,480
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    4,430,292        542,401       8,917,107      (5,818,040)        501,474
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          107,303,468     11,285,801      32,058,806      10,314,169      17,069,613
    Cost of investments sold                     132,855,765     12,270,201      36,039,528      12,233,355      25,671,337
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (25,552,297)      (984,400)     (3,980,722)     (1,919,186)     (8,601,724)
Distributions from capital gains                  39,005,503        491,524              --              --      21,995,840
Net change in unrealized appreciation or
  depreciation of investments                   (102,934,758)   (13,786,091)    (29,451,187)   (506,718,119)    (81,729,339)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (89,481,552)   (14,278,967)    (33,431,909)   (508,637,305)    (68,335,223)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ (85,051,260)  $(13,736,566)   $(24,514,802)  $(514,455,345)   $(67,833,749)
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                     CS             CS              CS           DREY VIF        DREY VIF
                                                 COMMODITY        U.S. EQ        U.S. EQ         INTL EQ,       INTL VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               RETURN        FLEX III         FLEX I           SERV            SERV
 INVESTMENT INCOME
Dividend income                                 $  1,131,790    $        --    $     66,372     $    95,321     $    71,101
Variable account expenses                            752,648        138,633       1,083,980          74,628          33,159
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      379,142       (138,633)     (1,017,608)         20,693          37,942
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           17,999,017      5,151,979      33,397,297       1,742,438       1,034,121
    Cost of investments sold                      20,845,375      5,233,795      39,072,099       2,091,240       1,493,360
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (2,846,358)       (81,816)     (5,674,802)       (348,802)       (459,239)
Distributions from capital gains                   5,566,078             --              --         203,655         616,744
Net change in unrealized appreciation or
  depreciation of investments                    (40,786,586)    (6,957,535)    (27,706,340)     (4,170,529)     (1,738,276)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (38,066,866)    (7,039,351)    (33,381,142)     (4,315,676)     (1,580,771)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(37,687,724)   $(7,177,984)   $(34,398,750)    $(4,294,983)    $(1,542,829)
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    19

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------
                                                 EV VT           EG VA           EG VA           FID VIP         FID VIP
                                               FLOATING-      FUNDAMENTAL       INTL EQ,       CONTRAFUND,      GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           RATE INC       LG CAP, CL 2        CL 2          SERV CL 2        SERV CL
 INVESTMENT INCOME
Dividend income                              $  28,965,352    $    349,429    $         --   $   11,685,245    $  1,383,974
Variable account expenses                        4,706,115         247,531         519,981       11,077,396       1,211,626
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 24,259,237         101,898        (519,981)         607,849         172,348
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         80,745,182       8,154,191      20,464,293      145,404,461      42,967,644
    Cost of investments sold                    91,789,732       8,539,558      22,467,259      192,559,792      48,772,212
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (11,044,550)       (385,367)     (2,002,966)     (47,155,331)     (5,804,568)
Distributions from capital gains                        --              --       1,716,442       32,251,009      17,058,362
Net change in unrealized appreciation or
  depreciation of investments                 (173,776,117)    (10,595,606)    (29,248,242)    (628,121,687)    (82,614,017)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (184,820,667)    (10,980,973)    (29,534,766)    (643,026,009)    (71,360,223)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(160,561,430)   $(10,879,075)  $ (30,054,747)   $(642,418,160)   $(71,187,875)
---------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------
                                                FID VIP         FID VIP         FID VIP          FID VIP         FID VIP
                                              GRO & INC,        MID CAP,        MID CAP,        OVERSEAS,       OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           SERV CL 2        SERV CL        SERV CL 2         SERV CL        SERV CL 2
 INVESTMENT INCOME
Dividend income                                 $2,425,313   $   1,023,775   $   3,123,665     $  1,648,709   $   4,484,678
Variable account expenses                        2,437,320       2,505,977      11,037,733          633,221       1,792,107
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (12,007)     (1,482,202)     (7,914,068)       1,015,488       2,692,571
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         81,750,937      75,721,547     186,671,202       21,300,415      48,533,791
    Cost of investments sold                    83,919,119      67,242,258     199,154,291       22,639,887      48,366,422
---------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (2,168,182)      8,479,289     (12,483,089)      (1,339,472)        167,369
Distributions from capital gains                34,070,529      53,115,447     204,014,982        9,840,110      26,589,319
Net change in unrealized appreciation or
  depreciation of investments                 (174,868,782)   (198,053,635)   (775,162,198)     (50,040,766)   (141,543,366)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (142,966,435)   (136,458,899)   (583,630,305)     (41,540,128)   (114,786,678)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(142,978,442)  $(137,941,101)  $(591,544,373)    $(40,524,640)  $(112,094,107)
---------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------
                                                FTVIPT           FTVIPT          FTVIPT          FTVIPT           FTVIPT
                                             FRANK GLOBAL     FRANK SM CAP   MUTUAL SHARES    TEMP DEV MKTS      TEMP FOR
YEAR ENDED DEC. 31, 2008 (CONTINUED)        REAL EST, CL 2     VAL, CL 2       SEC, CL 2        SEC, CL 1       SEC, CL 2
 INVESTMENT INCOME
Dividend income                              $   3,195,028   $   2,942,938   $   7,659,094   $    3,789,405    $    870,733
Variable account expenses                        2,691,123       2,240,094       2,412,831        1,559,738         301,987
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    503,905         702,844       5,246,263        2,229,667         568,746
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        132,091,609      75,422,176      89,951,493       48,704,089      12,209,259
    Cost of investments sold                   170,486,352      70,249,347      93,789,018       38,388,218      10,895,892
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (38,394,743)      5,172,829      (3,837,525)      10,315,871       1,313,367
Distributions from capital gains                87,261,284      20,382,263      10,893,796       25,138,413       3,563,678
Net change in unrealized appreciation or
  depreciation of investments                 (203,912,150)   (119,712,412)   (130,810,880)    (124,463,455)    (22,817,354)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (155,045,609)    (94,157,320)   (123,754,609)     (89,009,171)    (17,940,309)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(154,541,704)  $ (93,454,476)  $(118,508,346)  $  (86,779,504)   $(17,371,563)
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


 20    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                 GS VIT          GS VIT           GS VIT       JANUS ASPEN     JANUS ASPEN
                                                MID CAP      STRUCTD SM CAP    STRUCTD U.S.       GLOBAL        OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           VAL, INST        EQ, INST         EQ, INST       TECH, SERV         SERV
 INVESTMENT INCOME
Dividend income                              $   4,681,187     $    93,096    $   4,054,513    $     17,049   $   2,276,127
Variable account expenses                        4,465,060         138,202        2,513,315         162,060       1,670,350
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    216,127         (45,106)       1,541,198        (145,011)        605,777
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        204,844,778       6,519,516      118,806,111       5,371,373      35,289,182
    Cost of investments sold                   237,617,903       8,058,106      130,428,204       7,363,298      32,783,131
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (32,773,125)     (1,538,590)     (11,622,093)     (1,991,925)      2,506,051
Distributions from capital gains                   838,210          23,491        2,274,591              --      32,877,390
Net change in unrealized appreciation or
  depreciation of investments                 (183,567,970)     (4,721,061)    (119,801,756)     (8,519,753)   (165,722,340)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (215,502,885)     (6,236,160)    (129,149,258)    (10,511,678)   (130,338,899)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(215,286,758)    $(6,281,266)   $(127,608,060)   $(10,656,689)  $(129,733,122)
---------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                              JANUS ASPEN      JANUS ASPEN        LAZARD       LM PTNRS VAR      MFS INV
                                                 JANUS,        ENTERPRISE,     RETIRE INTL     SM CAP GRO,      GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV            SERV           EQ, SERV          CL I          SERV CL
 INVESTMENT INCOME
Dividend income                              $   5,257,804    $     15,459     $  1,370,557     $        --    $    277,037
Variable account expenses                        7,563,017         215,596        1,090,522          40,633         786,469
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (2,305,213)       (200,137)         280,035         (40,633)       (509,432)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         58,544,704       6,365,443       46,681,553       1,248,936      25,859,716
    Cost of investments sold                    65,472,807       7,409,879       47,268,176       1,536,263      26,783,745
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (6,928,103)     (1,044,436)        (586,623)       (287,327)       (924,029)
Distributions from capital gains                        --       1,544,381          417,672         146,613       4,623,408
Net change in unrealized appreciation or
  depreciation of investments                 (395,159,205)    (13,710,078)     (58,612,594)     (2,285,723)    (42,788,887)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (402,087,308)    (13,210,133)     (58,781,545)     (2,426,437)    (39,089,508)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(404,392,521)   $(13,410,270)    $(58,501,510)    $(2,467,070)   $(39,598,940)
---------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                  MFS              MFS             MFS            NB AMT        NB AMT SOC
                                                NEW DIS,      TOTAL RETURN,     UTILITIES,        INTL,        RESPONSIVE,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            SERV CL          SERV CL         SERV CL           CL S            CL S
 INVESTMENT INCOME
Dividend income                               $         --    $  3,003,926    $   4,423,066   $          --     $    39,514
Variable account expenses                          513,955         931,511        2,885,498       2,570,124          20,903
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (513,955)      2,072,415        1,537,568      (2,570,124)         18,611
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         19,243,506      30,147,317       62,561,963     132,857,617         565,279
    Cost of investments sold                    22,738,800      34,271,400       69,538,406     148,449,239         651,042
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (3,495,294)     (4,124,083)      (6,976,443)    (15,591,622)        (85,763)
Distributions from capital gains                12,927,097       6,550,300       53,844,373              --         158,727
Net change in unrealized appreciation or
  depreciation of investments                  (36,609,326)    (30,023,193)    (197,627,493)   (115,196,669)     (1,081,348)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (27,177,523)    (27,596,976)    (150,759,563)   (130,788,291)     (1,008,384)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(27,691,478)   $(25,524,561)   $(149,221,995)  $(133,358,415)    $  (989,773)
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    21

STATEMENTS OF OPERATIONS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                 OPPEN           OPPEN            OPPEN           OPPEN           PIMCO
                                              GLOBAL SEC    MAIN ST SM CAP   STRATEGIC BOND      VAL VA,     VIT ALL ASSET,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           VA, SERV        VA, SERV         VA, SERV          SERV         ADVISOR CL
 INVESTMENT INCOME
Dividend income                              $  1,803,978    $    269,664     $ 103,801,915    $    27,705    $  64,115,452
Variable account expenses                       1,178,995         847,566        21,366,903         45,752        9,099,098
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   624,983        (577,902)       82,435,012        (18,047)      55,016,354
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        39,076,599      25,624,503       313,388,046      2,524,785       93,676,089
    Cost of investments sold                   44,228,532      29,517,204       338,000,891      3,194,425       99,012,962
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (5,151,933)     (3,892,701)      (24,612,845)      (669,640)      (5,336,873)
Distributions from capital gains                9,673,420       5,608,068        24,866,375             --        3,379,059
Net change in unrealized appreciation or
  depreciation of investments                 (70,922,180)    (42,994,917)     (483,290,791)    (1,561,941)    (245,021,116)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (66,400,693)    (41,279,550)     (483,037,261)    (2,231,581)    (246,978,930)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(65,775,710)   $(41,857,452)    $(400,602,249)   $(2,249,628)   $(191,962,576)
---------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                PIONEER         PIONEER          PUT VT          PUT VT          PUT VT
                                              EQ INC VCT,    INTL VAL VCT,     GLOBAL HLTH      INTL EQ,        INTL NEW
YEAR ENDED DEC. 31, 2008 (CONTINUED)             CL II           CL II         CARE, CL IB        CL IB        OPP, CL IB
 INVESTMENT INCOME
Dividend income                              $  1,198,973     $    67,391       $        --   $  1,493,468     $  1,030,410
Variable account expenses                         408,061          44,783           278,114        563,276          530,028
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   790,912          22,608          (278,114)       930,192          500,382
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        16,580,223       2,418,553        10,181,870     23,751,321       19,036,955
    Cost of investments sold                   15,451,573       2,739,996         9,556,119     24,484,335       20,235,149
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   1,128,650        (321,443)          625,751       (733,014)      (1,198,194)
Distributions from capital gains                2,846,426         191,428           314,504     11,474,658               --
Net change in unrealized appreciation or
  depreciation of investments                 (20,877,228)     (2,871,104)       (6,592,938)   (47,273,022)     (32,428,752)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (16,902,152)     (3,001,119)       (5,652,683)   (36,531,378)     (33,626,946)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(16,111,240)    $(2,978,511)      $(5,930,797)  $(35,601,186)    $(33,126,564)
---------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------
                                                PUT VT          PUT VT            ROYCE           DISC            DISC
                                               NEW OPP,         VISTA,         MICRO-CAP,     ASSET ALLOC,    ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)           CL IA           CL IB          INVEST CL        AGGR(1)       CONSERV(1)
 INVESTMENT INCOME
Dividend income                              $    351,547    $         --      $  1,909,253    $        --      $        --
Variable account expenses                       1,366,814         407,036           709,229         27,495           62,873
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (1,015,267)       (407,036)        1,200,024        (27,495)         (62,873)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        35,305,736      14,503,233        28,527,466      1,504,293        5,284,634
    Cost of investments sold                   44,356,240      20,567,641        24,153,470      1,768,932        5,775,119
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (9,050,504)     (6,064,408)        4,373,996       (264,639)        (490,485)
Distributions from capital gains                       --              --         8,000,920             --               --
Net change in unrealized appreciation or
  depreciation of investments                 (40,699,319)    (20,077,045)      (55,491,641)    (1,661,420)      (1,391,686)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (49,749,823)    (26,141,453)      (43,116,725)    (1,926,059)      (1,882,171)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(50,765,090)   $(26,548,489)     $(41,916,701)   $(1,953,554)     $(1,945,044)
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 22    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                          -------------------------------------------------------------------------------------
                                               DISC              DISC              DISC           RVS PTNRS        RVS PTNRS
                                           ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,    VP FUNDAMENTAL      VP SELECT
PERIOD ENDED DEC. 31, 2008 (CONTINUED)        MOD(1)          MOD AGGR(1)     MOD CONSERV(1)         VAL              VAL
 INVESTMENT INCOME
Dividend income                              $        --       $        --       $        --    $     208,234       $        --
Variable account expenses                        134,199            96,479            74,331        6,109,393           154,242
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (134,199)          (96,479)          (74,331)      (5,901,159)         (154,242)
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        3,854,022         2,285,711         4,969,962       31,732,115         8,754,610
    Cost of investments sold                   4,402,740         2,651,736         5,713,846       32,861,126        10,342,131
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (548,718)         (366,025)         (743,884)      (1,129,011)       (1,587,521)
Distributions from capital gains                      --                --                --        5,167,283           167,075
Net change in unrealized appreciation or
  depreciation of investments                 (6,386,398)       (5,428,645)       (2,702,239)    (319,039,412)       (5,745,465)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (6,935,116)       (5,794,670)       (3,446,123)    (315,001,140)       (7,165,911)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(7,069,315)      $(5,891,149)      $(3,520,454)   $(320,902,299)     $ (7,320,153)
-------------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                          -------------------------------------------------------------------------------------
                                                RVS               RVS               RVS              RVS              RVS
                                             PTNRS VP             VP                VP               VP                VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)        SM CAP VAL            BAL            CASH MGMT        DIV BOND         DIV EQ INC
 INVESTMENT INCOME
Dividend income                           $      827,978     $     778,788      $ 25,802,607    $  13,541,632   $     1,790,543
Variable account expenses                      7,706,902         3,053,987        10,651,162       32,168,436        20,934,088
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (6,878,924)       (2,275,199)       15,151,445      (18,626,804)      (19,143,545)
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       97,348,844       112,788,786       347,965,410      804,368,713       292,421,685
    Cost of investments sold                 108,556,198       142,762,325       348,020,101      838,189,317       317,036,158
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (11,207,354)      (29,973,539)          (54,691)     (33,820,604)      (24,614,473)
Distributions from capital gains              30,800,789        23,249,115                --               --       214,500,453
Net change in unrealized appreciation or
  depreciation of investments               (315,458,032)      (91,725,822)         (325,511)    (216,095,371)   (1,351,061,550)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (295,864,597)      (98,450,246)         (380,202)    (249,915,975)   (1,161,175,570)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $(302,743,521)    $(100,725,445)     $ 14,771,243    $(268,542,779)  $(1,180,319,115)
-------------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                          -------------------------------------------------------------------------------------
                                              RVS VP            RVS VP              SEL              RVS              RVS
                                              GLOBAL       GLOBAL INFLATION         VP           VP HI YIELD         VP INC
YEAR ENDED DEC. 31, 2008 (CONTINUED)           BOND            PROT SEC             GRO             BOND              OPP
 INVESTMENT INCOME
Dividend income                            $  86,064,923      $ 17,819,037     $     809,587    $   1,867,011     $   1,130,371
Variable account expenses                     11,628,570         6,648,819         2,275,296        5,405,687         5,714,370
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               74,436,353        11,170,218        (1,465,709)      (3,538,676)       (4,583,999)
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      255,391,274       202,257,024       126,272,390      243,229,475        87,622,043
    Cost of investments sold                 260,738,692       202,443,942       153,831,635      274,031,294       100,275,645
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (5,347,418)         (186,918)      (27,559,245)     (30,801,819)      (12,653,602)
Distributions from capital gains                 590,926                --                --               --                --
Net change in unrealized appreciation or
  depreciation of investments               (100,051,681)      (25,359,743)     (113,519,466)    (116,303,042)     (120,902,224)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (104,808,173)      (25,546,661)     (141,078,711)    (147,104,861)     (133,555,826)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $  (30,371,820)    $ (14,376,443)    $(142,544,420)   $(150,643,537)    $(138,139,825)
-------------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    23

STATEMENTS OF OPERATIONS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                    RVS            SEL VP          RVS VP          RVS VP           RVS
                                                     VP            LG CAP         MID CAP         MID CAP            VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)               DYN EQ           VAL             GRO             VAL           S&P 500
 INVESTMENT INCOME
Dividend income                                $   1,758,845     $    11,317    $     27,871   $          --    $    156,772
Variable account expenses                          7,360,138         121,638       1,335,064       2,657,180       1,730,802
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (5,601,293)       (110,321)     (1,307,193)     (2,657,180)     (1,574,030)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          233,668,585       7,214,429      40,908,026      30,208,311      56,629,425
    Cost of investments sold                     281,070,860       8,846,236      45,165,334      39,150,235      56,172,430
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (47,402,275)     (1,631,807)     (4,257,308)     (8,941,924)        456,995
Distributions from capital gains                  85,907,518         363,086       1,041,144      65,630,697       8,639,876
Net change in unrealized appreciation or
  depreciation of investments                   (413,649,619)     (5,376,917)    (70,171,114)   (218,152,389)    (96,065,586)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (375,144,376)     (6,645,638)    (73,387,278)   (161,463,616)    (86,968,715)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(380,745,669)    $(6,755,959)   $(74,694,471)  $(164,120,796)   $(88,542,745)
----------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                   RVS VP          SEL VP           THDL            THDL           THIRD
                                                   SHORT           SM CAP            VP              VP             AVE
YEAR ENDED DEC. 31, 2008 (CONTINUED)              DURATION          VAL          EMER MKTS        INTL OPP          VAL
 INVESTMENT INCOME
Dividend income                                 $    478,294    $         --   $   4,137,074   $   6,133,716    $    800,754
Variable account expenses                          3,150,519         721,334       5,422,657       2,720,427         861,084
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (2,672,225)       (721,334)     (1,285,583)      3,413,289         (60,330)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           73,380,062      33,510,284      56,256,978      93,249,398      39,980,455
    Cost of investments sold                      74,673,120      44,862,494      57,094,453      86,796,516      36,916,663
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (1,293,058)    (11,352,210)       (837,475)      6,452,882       3,063,792
Distributions from capital gains                          --      11,015,847     103,706,010              --      15,950,216
Net change in unrealized appreciation or
  depreciation of investments                     (9,457,807)    (38,652,357)   (505,111,892)   (138,759,111)    (72,084,315)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (10,750,865)    (38,988,720)   (402,243,357)   (132,306,229)    (53,070,307)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(13,423,090)   $(39,710,054)  $(403,528,940)  $(128,892,940)   $(53,130,637)
----------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                    VANK          VANK UIF        VANK UIF
                                               LIT COMSTOCK,    GLOBAL REAL       MID CAP          WANGER          WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)               CL II         EST, CL II      GRO, CI II         INTL            USA
 INVESTMENT INCOME
Dividend income                                $  17,290,486   $   6,307,799    $    362,495   $   7,422,159   $          --
Variable account expenses                          7,356,357       2,176,780         424,487       6,770,662       6,967,912
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    9,934,129       4,131,019         (61,992)        651,497      (6,967,912)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           62,148,047      16,493,855      12,669,135     157,484,065     154,599,527
    Cost of investments sold                      73,369,360      19,435,356      18,682,864     145,234,700     154,734,771
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (11,221,313)     (2,941,501)     (6,013,729)     12,249,365        (135,244)
Distributions from capital gains                  42,465,434      14,718,198      13,822,746     112,265,598      98,763,493
Net change in unrealized appreciation or
  depreciation of investments                   (395,413,857)   (153,850,021)    (35,740,924)   (562,372,647)   (458,879,494)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (364,169,736)   (142,073,324)    (27,931,907)   (437,857,684)   (360,251,245)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(354,235,607)  $(137,942,305)   $(27,993,899)  $(437,206,187)  $(367,219,157)
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 24    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF OPERATIONS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                        ------------------------------------------------------------
                                                            WF ADV         WF ADV          WF ADV          WF ADV
                                                           VT ASSET        VT INTL           VT              VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                        ALLOC           CORE            OPP          SM CAP GRO
 INVESTMENT INCOME
Dividend income                                         $   1,777,819   $    271,676   $   1,221,424   $          --
Variable account expenses                                     642,593        117,506         554,633         684,366
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             1,135,226        154,170         666,791        (684,366)
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                    30,678,571      5,391,725      21,906,080      22,081,201
    Cost of investments sold                               32,368,173      5,872,539      24,970,522      27,731,132
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (1,689,602)      (480,814)     (3,064,442)     (5,649,931)
Distributions from capital gains                            5,981,215      2,835,003      14,416,944      21,965,577
Net change in unrealized appreciation or depreciation
  of investments                                          (30,721,309)    (9,918,833)    (41,233,853)    (55,428,219)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (26,429,696)    (7,564,644)    (29,881,351)    (39,112,573)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $(25,294,470)   $(7,410,474)   $(29,214,560)   $(39,796,939)
--------------------------------------------------------------------------------------------------------------------



   (1) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.

See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    25

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------------
                                                     AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                    CAP APPR,      CAP APPR,      CAP DEV,       CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2008                              SER I         SER II          SER I         SER II          SER I
 OPERATIONS
Investment income (loss) -- net                   $   (379,095)  $ (1,292,973)  $   (280,713)  $   (459,754)  $  1,375,020
Net realized gain (loss) on sales of investments    (5,162,404)     1,191,086      1,136,022       (343,627)    12,590,765
Distributions from capital gains                            --             --      3,674,733      5,996,103             --
Net change in unrealized appreciation or
  depreciation of investments                      (18,379,803)   (79,900,125)   (23,806,007)   (36,080,606)   (83,608,169)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (23,921,302)   (80,002,012)   (19,275,965)   (30,887,884)   (69,642,384)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             985,754      4,878,252        459,953      2,018,326      3,723,360
Net transfers(1)                                   (11,473,780)   (22,897,465)    (9,044,994)   (15,946,346)    (8,845,740)
Transfers for policy loans                              38,235         13,266         11,052          6,614        380,757
Adjustments to net assets allocated to contracts
  in payment period                                     (8,221)        (1,881)           798          4,021       (213,998)
Contract charges                                       (24,412)      (524,784)       (14,602)       (38,606)      (203,317)
Contract terminations:
    Surrender benefits                              (3,328,859)    (7,710,927)    (2,272,300)    (2,411,631)   (59,522,035)
    Death benefits                                    (501,576)    (1,171,935)      (198,671)      (467,305)    (2,685,728)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (14,312,859)   (27,415,474)   (11,058,764)   (16,834,927)   (67,366,701)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     64,979,644    206,589,315     48,482,951     76,866,151    273,531,059
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 26,745,483   $ 99,171,829   $ 18,148,222   $ 29,143,340   $136,521,974
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              57,017,970    165,545,770     23,477,624     49,607,310    128,470,099
Contract purchase payments                           1,085,244      4,879,165        288,340      1,827,671      2,009,301
Net transfers(1)                                   (12,744,204)   (21,286,947)    (5,567,835)   (12,950,614)    (5,287,340)
Transfers for policy loans                              43,057         18,291          7,888          4,151        207,661
Contract charges                                       (27,882)      (513,653)        (9,439)       (31,691)      (110,051)
Contract terminations:
    Surrender benefits                              (3,704,130)    (7,685,284)    (1,346,678)    (1,927,921)   (31,195,517)
    Death benefits                                    (553,992)    (1,176,056)      (120,381)      (404,753)    (1,469,483)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    41,116,063    139,781,286     16,729,519     36,124,153     92,624,670
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 26    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------------
                                                      AIM VI        AIM VI         AIM VI        AIM VI          AIM VI
                                                       DYN,        FIN SERV,     FIN SERV,     GLOBAL HLTH     INTL GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  SER I          SER I         SER II     CARE, SER II       SER II
 OPERATIONS
Investment income (loss) -- net                    $   (87,674)  $    361,593   $    99,756   $   (175,425)  $    (840,450)
Net realized gain (loss) on sales of investments       875,893     (2,008,552)     (728,777)      (322,141)     (1,854,572)
Distributions from capital gains                            --      1,440,571       413,432      4,617,654       8,565,475
Net change in unrealized appreciation or
  depreciation of investments                       (7,062,572)   (13,737,719)   (3,205,095)   (10,809,499)   (215,133,394)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (6,274,353)   (13,944,107)   (3,420,684)    (6,689,411)   (209,262,941)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             233,189        532,632     1,342,887      1,933,226     118,335,866
Net transfers(1)                                    (2,937,594)     7,536,306     2,236,456      5,002,995     224,227,960
Transfers for policy loans                                 180          1,012            31         (1,004)        (48,555)
Adjustments to net assets allocated to contracts
  in payment period                                     (1,676)          (665)       32,507            239          (2,250)
Contract charges                                        (8,957)       (15,709)       (2,938)       (17,038)     (1,788,225)
Contract terminations:
    Surrender benefits                                (671,224)      (976,080)     (129,690)    (1,005,490)    (10,102,009)
    Death benefits                                     (48,683)      (108,998)       (8,640)      (160,011)     (2,231,481)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (3,434,765)     6,968,498     3,470,613      5,752,917     328,391,306
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     15,340,630     17,731,099     3,080,689     18,500,472     342,380,926
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 5,631,512   $ 10,755,490   $ 3,130,618   $ 17,563,978   $ 461,509,291
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              10,864,203     16,656,560     3,427,045     16,065,485     234,064,317
Contract purchase payments                             211,525        726,313     2,050,892      1,842,950     106,979,403
Net transfers(1)                                    (2,674,482)     9,207,543     3,373,856      4,903,368     209,333,702
Transfers for policy loans                                  39          3,009          (620)        (1,445)        (34,685)
Contract charges                                        (8,478)       (21,174)       (4,841)       (17,123)     (1,635,189)
Contract terminations:
    Surrender benefits                                (594,614)    (1,326,142)     (203,859)    (1,025,817)     (8,969,092)
    Death benefits                                     (55,918)      (127,113)      (16,714)      (163,618)     (1,971,812)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     7,742,275     25,118,996     8,625,759     21,603,800     537,766,644
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   AIM VI         AB VPS          AB VPS          AB VPS          AB VPS
                                                    TECH,      GLOBAL TECH,     GRO & INC,       INTL VAL,     LG CAP GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                SER I          CL B            CL B            CL B            CL B
 OPERATIONS
Investment income (loss) -- net                 $   (201,490)   $  (103,794)  $   2,142,434   $      (86,704)  $   (27,143)
Net realized gain (loss) on sales of
  investments                                         92,519       (746,338)    (12,955,858)       1,532,880      (199,629)
Distributions from capital gains                          --             --      41,135,459       71,754,420            --
Net change in unrealized appreciation or
  depreciation of investments                    (12,981,479)    (6,462,418)   (140,323,608)    (841,823,790)   (1,172,785)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (13,090,450)    (7,312,550)   (110,001,573)    (768,623,194)   (1,399,557)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           586,751        975,261       6,409,990      161,253,262       574,827
Net transfers(1)                                  (2,254,640)       304,566     (60,132,996)      23,971,567      (175,310)
Transfers for policy loans                             3,673        (33,350)         13,581          (17,013)       (1,775)
Adjustments to net assets allocated to
  contracts in payment period                             --             --         (13,980)           7,463            --
Contract charges                                     (78,838)       (11,318)       (169,292)      (2,615,851)       (1,592)
Contract terminations:
    Surrender benefits                            (1,321,066)      (530,374)    (12,132,008)     (47,899,889)      (59,634)
    Death benefits                                  (129,468)       (92,175)     (1,578,107)      (6,969,090)       (7,131)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (3,193,588)       612,610     (67,602,812)     127,730,449       329,385
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   31,644,113     14,458,264     309,273,710    1,443,987,709     3,013,626
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 15,360,075    $ 7,758,324   $ 131,669,325   $  803,094,964   $ 1,943,454
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            36,519,897     10,650,384     229,215,560      690,850,161     2,446,797
Contract purchase payments                           841,259        905,906       6,010,190      159,225,323       547,255
Net transfers(1)                                  (2,960,335)        86,324     (56,267,541)     133,981,714      (275,247)
Transfers for policy loans                             6,091        (47,585)         17,724           (5,185)       (2,016)
Contract charges                                    (110,293)       (10,973)       (159,474)      (2,185,013)       (1,696)
Contract terminations:
    Surrender benefits                            (1,908,415)      (525,339)    (11,169,756)     (27,968,039)      (59,981)
    Death benefits                                  (187,530)       (88,840)     (1,461,400)      (4,599,637)       (6,587)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  32,200,674     10,969,877     166,185,303      949,299,324     2,648,525
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 28    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                     AC VP          AC VP          AC VP          AC VP          AC VP
                                                     INTL,          INTL,      MID CAP VAL,      ULTRA,           VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL I           CL II          CL II          CL II           CL I
 OPERATIONS
Investment income (loss) -- net                  $      9,500   $   (162,420)  $ (2,099,838)  $   (280,276)  $   4,402,886
Net realized gain (loss) on sales of
  investments                                        (803,331)     4,259,270    (23,922,102)    (2,069,440)    (19,655,356)
Distributions from capital gains                    5,077,940      9,919,707             --      5,337,337      39,435,505
Net change in unrealized appreciation or
  depreciation of investments                     (31,526,012)   (67,694,556)   (38,592,255)   (19,189,161)   (108,993,245)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (27,241,903)   (53,677,999)   (64,614,195)   (16,201,540)    (84,810,210)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            688,524      1,985,383     69,520,247      1,958,346       4,811,659
Net transfers(1)                                   (9,119,039)   (18,402,998)   (76,000,954)       465,320     (55,666,539)
Transfers for policy loans                             (4,418)        (8,603)       (22,464)         5,855         284,360
Adjustments to net assets allocated to
  contracts in payment period                          (1,320)        (6,573)         8,361             --        (244,561)
Contract charges                                      (16,933)       (75,603)    (1,057,234)       (34,101)       (165,697)
Contract terminations:
    Surrender benefits                             (3,713,252)    (5,981,768)    (5,677,221)    (1,378,939)    (66,363,651)
    Death benefits                                   (423,247)      (609,844)    (1,573,973)      (162,676)     (3,091,211)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (12,589,685)   (23,100,006)   (14,803,238)       853,805    (120,435,640)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    67,914,504    132,919,881    266,953,734     36,976,324     390,597,234
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 28,082,916   $ 56,141,876   $187,536,301   $ 21,628,589   $ 185,351,384
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             45,039,690     77,918,461    258,311,284     30,854,352     177,322,909
Contract purchase payments                            573,439      1,461,590     68,865,332      1,964,728       2,493,430
Net transfers(1)                                   (8,133,463)   (14,425,990)   (74,985,758)       (54,106)    (31,006,334)
Transfers for policy loans                               (946)        (7,657)       (22,712)         6,427         138,018
Contract charges                                      (14,297)       (55,149)    (1,144,325)       (35,024)        (82,098)
Contract terminations:
    Surrender benefits                             (3,067,480)    (4,220,298)    (6,371,335)    (1,426,639)    (30,484,915)
    Death benefits                                   (363,881)      (450,013)    (1,697,506)      (161,474)     (1,594,950)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   34,033,062     60,220,944    242,954,980     31,148,264     116,786,060
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                    AC VP          CALVERT          COL             COL             COL
                                                     VAL,         VS SOCIAL      HI YIELD,     MARSICO GRO,    MARSICO INTL
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL II            BAL          VS CL B         VS CL A      OPP, VS CL B
 OPERATIONS
Investment income (loss) -- net                 $   4,430,292   $    542,401   $  8,917,107   $   (5,818,040)  $    501,474
Net realized gain (loss) on sales of
  investments                                     (25,552,297)      (984,400)    (3,980,722)      (1,919,186)    (8,601,724)
Distributions from capital gains                   39,005,503        491,524             --               --     21,995,840
Net change in unrealized appreciation or
  depreciation of investments                    (102,934,758)   (13,786,091)   (29,451,187)    (506,718,119)   (81,729,339)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (85,051,260)   (13,736,566)   (24,514,802)    (514,455,345)   (67,833,749)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          9,523,995      1,156,189      5,662,112      260,391,304     10,530,742
Net transfers(1)                                  (86,811,356)    (7,787,264)   (22,889,512)     309,997,349     26,026,818
Transfers for policy loans                             16,411         28,307        (35,402)        (137,786)       (29,568)
Adjustments to net assets allocated to
  contracts in payment period                         (34,686)       (33,610)        (8,341)         223,359        317,938
Contract charges                                     (231,033)       (35,175)      (141,702)      (3,881,197)       (74,829)
Contract terminations:
    Surrender benefits                            (17,069,726)    (2,273,634)    (5,418,345)     (27,425,115)    (4,310,804)
    Death benefits                                 (2,494,381)      (453,979)      (919,652)      (5,423,288)      (704,923)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (97,100,776)    (9,399,166)   (23,750,842)     533,744,626     31,755,374
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   377,642,537     49,434,815    114,849,846      944,663,920    105,483,445
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 195,490,501   $ 26,299,083   $ 66,584,202   $  963,953,201   $ 69,405,070
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            262,020,331     43,038,361    106,093,036      766,012,676     80,923,123
Contract purchase payments                          8,352,153      1,123,759      5,505,269      255,171,938      9,186,833
Net transfers(1)                                  (66,086,051)    (7,873,291)   (22,620,940)     315,156,481     18,749,536
Transfers for policy loans                             14,165         23,789        (36,104)        (127,474)       (21,219)
Contract charges                                     (182,727)       (34,477)      (139,277)      (3,998,684)       (74,317)
Contract terminations:
    Surrender benefits                            (13,440,286)    (2,194,577)    (5,460,025)     (28,532,571)    (4,436,540)
    Death benefits                                 (2,013,183)      (442,497)      (914,432)      (5,551,579)      (704,280)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  188,664,402     33,641,067     82,427,527    1,298,130,787    103,623,136
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 30    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                        CS             CS            CS          DREY VIF      DREY VIF
                                                     COMMODITY      U.S. EQ        U.S. EQ       INTL EQ,     INTL VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  RETURN        FLEX III       FLEX I          SERV          SERV
 OPERATIONS
Investment income (loss) -- net                    $    379,142   $  (138,633)  $ (1,017,608)  $    20,693   $    37,942
Net realized gain (loss) on sales of investments     (2,846,358)      (81,816)    (5,674,802)     (348,802)     (459,239)
Distributions from capital gains                      5,566,078            --             --       203,655       616,744
Net change in unrealized appreciation or
  depreciation of investments                       (40,786,586)   (6,957,535)   (27,706,340)   (4,170,529)   (1,738,276)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (37,687,724)   (7,177,984)   (34,398,750)   (4,294,983)   (1,542,829)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            7,232,903       291,142      1,954,575     1,796,642       411,670
Net transfers(1)                                     41,355,894    (3,174,341)    (7,306,965)    1,977,640       309,473
Transfers for policy loans                              (20,229)       (2,586)       207,539        (3,245)       (1,721)
Adjustments to net assets allocated to contracts
  in payment period                                      23,966        (3,582)       (57,194)           --           246
Contract charges                                        (56,503)       (9,767)       (74,631)       (5,639)       (3,871)
Contract terminations:
    Surrender benefits                               (4,134,580)   (1,533,179)   (26,228,544)     (241,658)     (102,050)
    Death benefits                                     (402,491)     (268,800)      (874,469)      (27,243)      (94,417)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       43,998,960    (4,701,113)   (32,379,689)    3,496,497       519,330
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      52,379,728    22,003,858    121,104,150     7,027,189     3,491,579
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 58,690,964   $10,124,761   $ 54,325,711   $ 6,228,703   $ 2,468,080
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               45,929,583    15,557,614     88,083,999     5,139,735     2,931,432
Contract purchase payments                            5,834,205       244,891      1,686,620     1,543,299       409,008
Net transfers(1)                                     30,729,672    (2,601,366)    (6,345,315)    1,556,971       206,532
Transfers for policy loans                              (14,924)       (1,298)       181,481        (2,982)       (1,726)
Contract charges                                        (48,823)       (8,378)       (64,700)       (5,388)       (4,127)
Contract terminations:
    Surrender benefits                               (3,691,025)   (1,286,630)   (21,728,566)     (224,614)     (105,196)
    Death benefits                                     (378,899)     (203,871)      (772,193)      (20,959)      (88,258)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     78,359,789    11,700,962     61,041,326     7,986,062     3,347,665
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    31

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                    EV VT           EG VA          EG VA          FID VIP         FID VIP
                                                  FLOATING-      FUNDAMENTAL     INTL EQ,       CONTRAFUND,     GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               RATE INC     LG CAP, CL 2       CL 2          SERV CL 2        SERV CL
 OPERATIONS
Investment income (loss) -- net                 $  24,259,237   $    101,898   $   (519,981)  $      607,849   $    172,348
Net realized gain (loss) on sales of
  investments                                     (11,044,550)      (385,367)    (2,002,966)     (47,155,331)    (5,804,568)
Distributions from capital gains                           --             --      1,716,442       32,251,009     17,058,362
Net change in unrealized appreciation or
  depreciation of investments                    (173,776,117)   (10,595,606)   (29,248,242)    (628,121,687)   (82,614,017)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (160,561,430)   (10,879,075)   (30,054,747)    (642,418,160)   (71,187,875)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        132,226,226      1,771,960      3,394,257      265,507,861      2,309,595
Net transfers(1)                                      823,683     (1,440,389)   (12,773,582)     188,298,202    (29,393,307)
Transfers for policy loans                            (32,203)          (165)       (11,661)        (122,156)         6,137
Adjustments to net assets allocated to
  contracts in payment period                          63,448         (4,592)        (2,344)         366,427         46,869
Contract charges                                   (1,784,684)       (19,760)       (60,023)      (3,874,005)       (58,387)
Contract terminations:
    Surrender benefits                            (18,245,360)    (1,379,649)    (3,261,319)     (35,884,264)   (12,392,642)
    Death benefits                                 (3,959,308)      (211,025)      (358,835)      (6,720,287)    (1,229,221)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    109,091,802     (1,283,620)   (13,073,507)     407,571,778    (40,710,956)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   485,908,376     33,190,528     79,458,167    1,258,736,312    196,235,488
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 434,438,748   $ 21,027,833   $ 36,329,913   $1,023,889,930   $ 84,336,657
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            469,434,029     27,463,490     46,006,324    1,018,249,324    154,279,836
Contract purchase payments                        138,263,594      1,732,790      2,808,632      259,940,481      2,212,442
Net transfers(1)                                     (861,457)    (1,428,442)    (9,149,047)     226,034,879    (28,841,446)
Transfers for policy loans                            (30,096)          (289)       (12,730)        (103,879)        14,887
Contract charges                                   (1,884,184)       (19,533)       (42,716)      (3,996,249)       (59,083)
Contract terminations:
    Surrender benefits                            (19,229,993)    (1,304,198)    (2,366,479)     (37,411,309)   (11,640,155)
    Death benefits                                 (4,149,794)      (202,833)      (278,093)      (6,856,731)    (1,207,014)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  581,542,099     26,240,985     36,965,891    1,455,856,516    114,759,467
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 32    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                  FID VIP         FID VIP          FID VIP         FID VIP        FID VIP
                                                 GRO & INC,       MID CAP,        MID CAP,        OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV CL 2        SERV CL         SERV CL 2        SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                $     (12,007)  $  (1,482,202)  $   (7,914,068)  $  1,015,488   $   2,692,571
Net realized gain (loss) on sales of
  investments                                     (2,168,182)      8,479,289      (12,483,089)    (1,339,472)        167,369
Distributions from capital gains                  34,070,529      53,115,447      204,014,982      9,840,110      26,589,319
Net change in unrealized appreciation or
  depreciation of investments                   (174,868,782)   (198,053,635)    (775,162,198)   (50,040,766)   (141,543,366)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (142,978,442)   (137,941,101)    (591,544,373)   (40,524,640)   (112,094,107)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         6,298,771       4,445,132      153,902,188      1,074,683       8,342,292
Net transfers(1)                                 (63,336,220)    (52,852,026)       8,297,919    (13,668,349)    (30,835,134)
Transfers for policy loans                            57,611         (53,445)         (82,997)        (4,248)        (44,600)
Adjustments to net assets allocated to
  contracts in payment period                       (103,982)         37,895          (53,659)       (63,987)        (31,844)
Contract charges                                    (240,576)       (114,513)      (2,644,397)       (25,260)       (163,625)
Contract terminations:
    Surrender benefits                           (17,336,524)    (20,770,803)     (54,316,552)    (5,901,165)    (10,913,658)
    Death benefits                                (3,193,891)     (2,728,748)      (7,849,927)      (505,598)     (1,612,373)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (77,854,811)    (72,036,508)      97,252,575    (19,093,924)    (35,258,942)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  390,430,570     395,275,416    1,459,930,264    103,079,398     272,379,000
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 169,597,317   $ 185,297,807   $  965,638,466   $ 43,460,834   $ 125,025,951
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           278,465,380     109,849,441      738,938,581     66,055,426     146,997,035
Contract purchase payments                         5,387,295       1,491,611      142,327,803        875,913       6,518,803
Net transfers(1)                                 (56,243,671)    (17,773,907)      70,668,718    (11,865,773)    (21,842,266)
Transfers for policy loans                            52,917         (16,259)         (51,605)        (4,141)        (23,729)
Contract charges                                    (209,976)        (39,862)      (2,059,311)       (21,238)       (111,326)
Contract terminations:
    Surrender benefits                           (14,777,785)     (6,870,031)     (31,523,887)    (4,618,940)     (7,092,922)
    Death benefits                                (2,735,042)       (885,768)      (5,000,710)      (407,852)     (1,156,708)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 209,939,118      85,755,225      913,299,589     50,013,395     123,288,887
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    33

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                                FTVIPT           FTVIPT          FTVIPT          FTVIPT         FTVIPT
                                             FRANK GLOBAL     FRANK SM CAP   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
YEAR ENDED DEC. 31, 2008 (CONTINUED)        REAL EST, CL 2     VAL, CL 2       SEC, CL 2       SEC, CL 1       SEC, CL 2
 OPERATIONS
Investment income (loss) -- net              $     503,905   $     702,844   $   5,246,263   $   2,229,667   $    568,746
Net realized gain (loss) on sales of
  investments                                  (38,394,743)      5,172,829      (3,837,525)     10,315,871      1,313,367
Distributions from capital gains                87,261,284      20,382,263      10,893,796      25,138,413      3,563,678
Net change in unrealized appreciation or
  depreciation of investments                 (203,912,150)   (119,712,412)   (130,810,880)   (124,463,455)   (22,817,354)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (154,541,704)    (93,454,476)   (118,508,346)    (86,779,504)   (17,371,563)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      11,204,368       8,679,849      11,767,484       1,810,583        488,265
Net transfers(1)                              (112,195,341)    (54,730,943)    (73,904,335)    (11,584,862)    (9,092,311)
Transfers for policy loans                          65,901            (692)         (6,959)        157,640         (4,903)
Adjustments to net assets allocated to
  contracts in payment period                      (26,771)         (6,007)       (127,947)        (58,855)       (26,115)
Contract charges                                  (251,691)       (172,640)       (200,749)        (94,829)       (10,725)
Contract terminations:
    Surrender benefits                         (20,751,224)    (14,580,137)    (14,269,268)    (36,417,657)    (2,313,084)
    Death benefits                              (2,423,857)     (1,783,250)     (2,954,337)     (1,269,884)      (298,520)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (124,378,615)    (62,593,820)    (79,696,111)    (47,457,864)   (11,257,393)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                456,336,406     329,243,517     367,471,204     197,631,940     49,455,402
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 177,416,087   $ 173,195,221   $ 169,266,747   $  63,394,572   $ 20,826,446
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         204,659,663     157,428,566     248,866,779     110,250,665     25,304,176
Contract purchase payments                       8,908,558       6,684,534      10,505,500       1,387,143        305,341
Net transfers(1)                               (57,803,132)    (27,020,048)    (59,532,389)     (9,443,409)    (5,948,733)
Transfers for policy loans                          34,749          (8,049)         (4,805)        126,318         (2,314)
Contract charges                                  (138,403)        (95,620)       (163,866)        (73,500)        (7,014)
Contract terminations:
    Surrender benefits                         (11,284,241)     (7,818,548)    (11,236,361)    (25,742,506)    (1,428,537)
    Death benefits                              (1,356,182)     (1,130,484)     (2,343,638)       (996,873)      (204,214)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               143,021,012     128,040,351     186,091,220      75,507,838     18,018,705
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 34    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                  GS VIT          GS VIT           GS VIT       JANUS ASPEN    JANUS ASPEN
                                                 MID CAP      STRUCTD SM CAP    STRUCTD U.S.      GLOBAL        OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            VAL, INST        EQ, INST         EQ, INST      TECH, SERV         SERV
 OPERATIONS
Investment income (loss) -- net               $     216,127     $   (45,106)   $   1,541,198   $   (145,011)  $     605,777
Net realized gain (loss) on sales of
  investments                                   (32,773,125)     (1,538,590)     (11,622,093)    (1,991,925)      2,506,051
Distributions from capital gains                    838,210          23,491        2,274,591             --      32,877,390
Net change in unrealized appreciation or
  depreciation of investments                  (183,567,970)     (4,721,061)    (119,801,756)    (8,519,753)   (165,722,340)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (215,286,758)     (6,281,266)    (127,608,060)   (10,656,689)   (129,733,122)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        9,859,555         288,671        7,769,311        535,332       2,934,517
Net transfers(1)                               (172,655,431)     (4,690,568)     (97,640,213)    (2,187,112)    (10,085,784)
Transfers for policy loans                           37,539          13,908           43,188         17,121         (63,277)
Adjustments to net assets allocated to
  contracts in payment period                       (89,130)         (2,957)        (189,538)          (713)        108,148
Contract charges                                   (507,399)         (7,617)        (533,685)       (15,018)       (100,208)
Contract terminations:
    Surrender benefits                          (31,858,658)     (1,382,714)     (17,398,983)    (1,490,583)    (11,541,276)
    Death benefits                               (3,799,640)        (97,887)      (2,452,181)      (161,502)     (1,202,226)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (199,013,164)     (5,879,164)    (110,402,101)    (3,302,475)    (19,950,106)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 726,483,476      22,383,410      420,470,514     25,957,096     252,914,192
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 312,183,554     $10,222,980    $ 182,460,353   $ 11,997,932   $ 103,230,964
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          278,223,433      13,830,219      366,725,492     49,168,889     147,130,132
Contract purchase payments                        4,530,966         210,858        8,022,571      1,295,628       2,190,099
Net transfers(1)                                (74,656,686)     (3,337,390)     (98,924,500)    (5,645,355)    (13,549,811)
Transfers for policy loans                           19,029          11,046           47,659         40,758         (40,236)
Contract charges                                   (225,186)         (5,818)        (545,110)       (36,483)        (76,914)
Contract terminations:
    Surrender benefits                          (14,800,002)       (983,945)     (17,639,717)    (3,432,864)     (8,371,752)
    Death benefits                               (1,745,468)        (76,919)      (2,504,860)      (368,859)       (926,689)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                191,346,086       9,648,051      255,181,535     41,021,714     126,354,829
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    35

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                 JANUS ASPEN     JANUS ASPEN      LAZARD      LM PTNRS VAR      MFS INV
                                                   JANUS,        ENTERPRISE,    RETIRE INTL    SM CAP GRO,    GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                SERV            SERV         EQ, SERV         CL I          SERV CL
 OPERATIONS
Investment income (loss) -- net                $   (2,305,213)  $   (200,137)  $    280,035    $   (40,633)  $   (509,432)
Net realized gain (loss) on sales of
  investments                                      (6,928,103)    (1,044,436)      (586,623)      (287,327)      (924,029)
Distributions from capital gains                           --      1,544,381        417,672        146,613      4,623,408
Net change in unrealized appreciation or
  depreciation of investments                    (395,159,205)   (13,710,078)   (58,612,594)    (2,285,723)   (42,788,887)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (404,392,521)   (13,410,270)   (58,501,510)    (2,467,070)   (39,598,940)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        247,687,503        709,738      2,079,957        877,948      2,613,345
Net transfers(1)                                  164,673,706     (2,743,512)   (37,546,771)     1,944,674    (16,641,316)
Transfers for policy loans                            (90,112)        38,093         23,083         (4,454)       (19,457)
Adjustments to net assets allocated to
  contracts in payment period                          14,319        (54,051)       (32,389)            --        (12,682)
Contract charges                                   (3,804,074)       (18,372)       (81,223)        (4,653)       (68,003)
Contract terminations:
    Surrender benefits                            (18,315,354)    (1,972,016)    (8,402,056)      (254,146)    (5,994,233)
    Death benefits                                 (4,193,535)      (224,114)    (1,047,645)       (15,093)      (824,585)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    385,972,453     (4,264,234)   (45,007,044)     2,544,276    (20,946,931)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   791,865,502     33,178,766    183,797,330      4,020,625    120,723,574
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  773,445,434   $ 15,504,262   $ 80,288,776    $ 4,097,831   $ 60,177,703
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            747,893,080     45,767,051    131,001,191      3,950,898    150,559,981
Contract purchase payments                        286,576,052      1,193,239      1,736,233        999,926      3,399,530
Net transfers(1)                                  223,192,943     (4,946,979)   (33,102,988)     2,215,935    (25,100,039)
Transfers for policy loans                            (95,888)        64,714         22,426         (4,641)       (28,112)
Contract charges                                   (4,525,898)       (32,151)       (70,896)        (5,659)      (100,145)
Contract terminations:
    Surrender benefits                            (21,923,911)    (3,226,597)    (7,036,102)      (283,839)    (8,401,975)
    Death benefits                                 (4,937,908)      (341,442)      (951,245)       (16,939)    (1,226,535)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,226,178,470     38,477,835     91,598,619      6,855,681    119,102,705
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 36    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                     MFS            MFS             MFS            NB AMT       NB AMT SOC
                                                  NEW DIS,     TOTAL RETURN,     UTILITIES,        INTL,       RESPONSIVE,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SERV CL        SERV CL         SERV CL           CL S           CL S
 OPERATIONS
Investment income (loss) -- net                 $   (513,955)   $  2,072,415   $   1,537,568   $  (2,570,124)  $    18,611
Net realized gain (loss) on sales of
  investments                                     (3,495,294)     (4,124,083)     (6,976,443)    (15,591,622)      (85,763)
Distributions from capital gains                  12,927,097       6,550,300      53,844,373              --       158,727
Net change in unrealized appreciation or
  depreciation of investments                    (36,609,326)    (30,023,193)   (197,627,493)   (115,196,669)   (1,081,348)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (27,691,478)    (25,524,561)   (149,221,995)   (133,358,415)     (989,773)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,412,836       6,429,410      17,638,233      78,594,838       600,453
Net transfers(1)                                 (14,951,575)    (19,014,835)    (23,668,023)    (30,869,209)      (80,204)
Transfers for policy loans                             8,281          11,333         (49,633)        (17,325)        1,244
Adjustments to net assets allocated to
  contracts in payment period                        (51,358)         90,326         142,203          (2,847)           --
Contract charges                                     (48,562)        (88,038)       (229,836)     (1,261,462)       (2,030)
Contract terminations:
    Surrender benefits                            (3,929,933)     (6,379,310)    (17,794,372)     (6,174,801)      (30,424)
    Death benefits                                  (533,872)     (1,849,555)     (3,320,128)     (1,537,805)      (14,681)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (18,094,183)    (20,800,669)    (27,281,556)     38,731,389       474,358
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   82,088,385     122,396,783     389,227,693     313,048,610     2,109,252
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 36,302,724    $ 76,071,553   $ 212,724,142   $ 218,421,584   $ 1,593,837
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            80,673,123      98,587,433     181,258,692     273,245,434     1,744,217
Contract purchase payments                         1,653,902       5,930,342      11,515,883      81,261,084       565,057
Net transfers(1)                                 (17,691,840)    (17,022,557)    (18,159,748)     13,726,397       (68,796)
Transfers for policy loans                            12,477           8,966         (27,155)        (16,152)          350
Contract charges                                     (57,562)        (78,382)       (130,042)     (1,395,789)       (2,028)
Contract terminations:
    Surrender benefits                            (4,415,692)     (5,720,217)     (9,359,471)     (6,991,618)      (27,158)
    Death benefits                                  (643,508)     (1,714,988)     (1,921,520)     (1,713,548)      (13,425)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  59,530,900      79,990,597     163,176,639     358,115,808     2,198,217
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    37

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------
                                                 OPPEN           OPPEN            OPPEN          OPPEN           PIMCO
                                              GLOBAL SEC    MAIN ST SM CAP   STRATEGIC BOND     VAL VA,     VIT ALL ASSET,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           VA, SERV        VA, SERV         VA, SERV          SERV        ADVISOR CL
 OPERATIONS
Investment income (loss) -- net              $    624,983    $   (577,902)   $   82,435,012   $   (18,047)  $   55,016,354
Net realized gain (loss) on sales of
  investments                                  (5,151,933)     (3,892,701)      (24,612,845)     (669,640)      (5,336,873)
Distributions from capital gains                9,673,420       5,608,068        24,866,375            --        3,379,059
Net change in unrealized appreciation or
  depreciation of investments                 (70,922,180)    (42,994,917)     (483,290,791)   (1,561,941)    (245,021,116)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (65,775,710)    (41,857,452)     (400,602,249)   (2,249,628)    (191,962,576)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      6,629,977       5,152,070       413,463,715       835,603      284,761,229
Net transfers(1)                              (30,406,024)    (17,997,334)       58,175,030    (1,455,174)     118,887,051
Transfers for policy loans                          6,006          (9,664)         (154,911)       (2,106)         (79,984)
Adjustments to net assets allocated to
  contracts in payment period                      38,116          11,678           950,257            --          529,412
Contract charges                                 (100,647)        (68,573)       (5,695,688)       (2,721)      (4,199,813)
Contract terminations:
    Surrender benefits                         (6,829,217)     (4,649,184)     (103,820,171)      (96,922)     (25,329,389)
    Death benefits                               (906,569)       (629,276)      (17,494,240)      (14,970)      (5,773,796)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (31,568,358)    (18,190,283)      345,423,992      (736,290)     368,794,710
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               181,570,893     121,815,788     2,131,138,444     5,723,096      855,249,980
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 84,226,825    $ 61,768,053    $2,075,960,187   $ 2,737,178   $1,032,082,114
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        117,626,819      91,910,733     1,745,767,764     5,116,281      754,096,049
Contract purchase payments                      5,883,357       5,092,316       360,902,069       858,158      262,481,612
Net transfers(1)                              (24,025,887)    (15,674,671)       14,615,938    (1,596,425)     108,874,036
Transfers for policy loans                          8,236          (5,797)         (130,174)       (3,077)         (74,291)
Contract charges                                  (80,452)        (61,601)       (4,930,441)       (3,045)      (3,966,045)
Contract terminations:
    Surrender benefits                         (5,455,157)     (4,098,857)      (87,846,472)     (122,445)     (24,194,353)
    Death benefits                               (750,936)       (576,793)      (14,883,710)      (14,210)      (5,431,942)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               93,205,980      76,585,330     2,013,494,974     4,235,237    1,091,785,066
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 38    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------------
                                                     PIONEER        PIONEER         PUT VT        PUT VT         PUT VT
                                                   EQ INC VCT,   INTL VAL VCT,   GLOBAL HLTH     INTL EQ,       INTL NEW
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  CL II          CL II       CARE, CL IB       CL IB       OPP, CL IB
 OPERATIONS
Investment income (loss) -- net                   $    790,912    $    22,608    $  (278,114)  $    930,192   $    500,382
Net realized gain (loss) on sales of investments     1,128,650       (321,443)       625,751       (733,014)    (1,198,194)
Distributions from capital gains                     2,846,426        191,428        314,504     11,474,658             --
Net change in unrealized appreciation or
  depreciation of investments                      (20,877,228)    (2,871,104)    (6,592,938)   (47,273,022)   (32,428,752)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (16,111,240)    (2,978,511)    (5,930,797)   (35,601,186)   (33,126,564)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             669,488         64,609        768,699      1,063,305      1,222,154
Net transfers(1)                                   (12,544,025)    (1,832,842)    (7,108,096)   (18,594,269)   (14,214,336)
Transfers for policy loans                               9,736            908          8,973         12,852        (10,112)
Adjustments to net assets allocated to contracts
  in payment period                                     (7,129)            --        (13,260)        (3,721)        36,894
Contract charges                                       (28,105)        (3,712)       (30,343)       (49,465)       (42,102)
Contract terminations:
    Surrender benefits                              (2,577,451)      (369,619)    (1,851,961)    (3,927,793)    (4,848,113)
    Death benefits                                    (352,750)       (36,862)      (215,109)      (436,835)      (416,027)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (14,830,236)    (2,177,518)    (8,441,097)   (21,935,926)   (18,271,642)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     62,832,100      8,064,938     39,463,521     94,674,067     89,099,543
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 31,890,624    $ 2,908,909    $25,091,627   $ 37,136,955   $ 37,701,337
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              43,593,775      7,133,569     35,962,246     53,770,331     65,316,221
Contract purchase payments                             522,765         74,902        746,884        743,329      1,130,761
Net transfers(1)                                    (9,745,038)    (2,051,023)    (6,879,621)   (13,492,860)   (13,122,818)
Transfers for policy loans                               8,331          1,736          9,234         11,911            (34)
Contract charges                                       (22,468)        (4,139)       (29,546)       (35,052)       (39,359)
Contract terminations:
    Surrender benefits                              (2,018,462)      (388,523)    (1,792,929)    (2,728,332)    (4,480,743)
    Death benefits                                    (263,746)       (37,471)      (208,972)      (322,453)      (399,103)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    32,075,157      4,729,051     27,807,296     37,946,874     48,404,925
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    39

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    PUT VT         PUT VT          ROYCE          DISC           DISC
                                                   NEW OPP,        VISTA,       MICRO-CAP,    ASSET ALLOC,   ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)               CL IA          CL IB        INVEST CL       AGGR(2)      CONSERV(2)
 OPERATIONS
Investment income (loss) -- net                  $ (1,015,267)  $   (407,036)  $  1,200,024    $   (27,495)   $   (62,873)
Net realized gain (loss) on sales of
  investments                                      (9,050,504)    (6,064,408)     4,373,996       (264,639)      (490,485)
Distributions from capital gains                           --             --      8,000,920             --             --
Net change in unrealized appreciation or
  depreciation of investments                     (40,699,319)   (20,077,045)   (55,491,641)    (1,661,420)    (1,391,686)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (50,765,090)   (26,548,489)   (41,916,701)    (1,953,554)    (1,945,044)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          2,558,923      1,298,219      1,238,647      1,252,934        993,675
Net transfers(1)                                   (7,354,984)   (10,320,649)   (21,295,116)     9,400,148     23,332,184
Transfers for policy loans                            294,021         40,753         24,443          2,193        (23,367)
Adjustments to net assets allocated to
  contracts in payment period                         (90,024)       (13,372)        (1,236)          (195)            --
Contract charges                                     (135,034)       (44,382)       (28,175)        (2,891)        (5,277)
Contract terminations:
    Surrender benefits                            (28,545,485)    (3,781,279)    (6,345,642)      (357,830)      (837,560)
    Death benefits                                   (851,236)      (453,300)      (715,816)            --       (156,810)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (34,123,819)   (13,274,010)   (27,122,895)    10,294,359     23,302,845
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   153,099,942     67,450,004    116,412,325             --             --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 68,211,033   $ 27,627,505   $ 47,372,729    $ 8,340,805    $21,357,801
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             97,679,315     61,544,884     33,733,553             --             --
Contract purchase payments                          2,007,663      1,481,294        434,527      1,336,474        991,290
Net transfers(1)                                   (5,880,189)   (11,663,264)    (7,339,770)    10,801,305     25,478,179
Transfers for policy loans                            235,024         56,359          8,918          2,954        (24,186)
Contract charges                                     (107,335)       (51,948)       (10,177)        (3,612)        (6,077)
Contract terminations:
    Surrender benefits                            (21,580,929)    (4,192,107)    (2,192,589)      (370,772)      (851,454)
    Death benefits                                   (648,308)      (501,145)      (246,343)            --       (161,406)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   71,705,241     46,674,073     24,388,119     11,766,349     25,426,346
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 40    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                  DISC           DISC            DISC           RVS PTNRS      RVS PTNRS
                                              ASSET ALLOC,   ASSET ALLOC,    ASSET ALLOC,    VP FUNDAMENTAL    VP SELECT
PERIOD ENDED DEC. 31, 2008 (CONTINUED)           MOD(2)       MOD AGGR(2)   MOD CONSERV(2)         VAL            VAL
 OPERATIONS
Investment income (loss) -- net                $  (134,199)   $   (96,479)    $   (74,331)    $  (5,901,159)  $  (154,242)
Net realized gain (loss) on sales of
  investments                                     (548,718)      (366,025)       (743,884)       (1,129,011)   (1,587,521)
Distributions from capital gains                        --             --              --         5,167,283       167,075
Net change in unrealized appreciation or
  depreciation of investments                   (6,386,398)    (5,428,645)     (2,702,239)     (319,039,412)   (5,745,465)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (7,069,315)    (5,891,149)     (3,520,454)     (320,902,299)   (7,320,153)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       3,105,294      2,027,043       1,633,496       196,909,373       571,960
Net transfers(1)                                42,349,382     28,646,415      22,732,816       174,561,789    (5,912,474)
Transfers for policy loans                          (4,392)        (7,898)        (12,876)          (46,967)        8,002
Adjustments to net assets allocated to
  contracts in payment period                      266,298         81,523          12,742              (832)       (1,804)
Contract charges                                   (10,847)        (5,984)         (5,046)       (3,031,355)      (18,414)
Contract terminations:
    Surrender benefits                            (725,899)      (315,166)       (734,652)      (15,193,010)   (1,373,482)
    Death benefits                                (136,462)       (74,251)        (28,456)       (3,636,964)     (119,262)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  44,843,374     30,351,682      23,598,024       349,562,034    (6,845,474)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --             --              --       606,200,877    25,326,978
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $37,774,059    $24,460,533     $20,077,570     $ 634,860,612   $11,161,351
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --             --              --       533,474,524    18,855,178
Contract purchase payments                       3,378,562      2,222,979       1,662,306       206,839,189       512,163
Net transfers(1)                                46,926,034     31,237,470      24,417,767       200,999,356    (4,832,398)
Transfers for policy loans                          (3,756)       (11,805)        (13,126)          (45,858)        5,518
Contract charges                                   (12,844)        (7,138)         (5,894)       (3,302,892)      (16,211)
Contract terminations:
    Surrender benefits                            (777,741)      (271,630)       (765,774)      (16,692,769)     (996,015)
    Death benefits                                (144,108)      (106,586)        (37,350)       (3,898,074)     (115,372)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                49,366,147     33,063,290      25,257,929       917,373,476    13,412,863
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    41

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------------
                                                   RVS             RVS              RVS              RVS              RVS
                                                 PTNRS VP           VP              VP               VP                VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)            SM CAP VAL         BAL           CASH MGMT        DIV BOND         DIV EQ INC
 OPERATIONS
Investment income (loss) -- net               $  (6,878,924)  $  (2,275,199)  $   15,151,445   $  (18,626,804)  $   (19,143,545)
Net realized gain (loss) on sales of
  investments                                   (11,207,354)    (29,973,539)         (54,691)     (33,820,604)      (24,614,473)
Distributions from capital gains                 30,800,789      23,249,115               --               --       214,500,453
Net change in unrealized appreciation or
  depreciation of investments                  (315,458,032)    (91,725,822)        (325,511)    (216,095,371)   (1,351,061,550)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (302,743,521)   (100,725,445)      14,771,243     (268,542,779)   (1,180,319,115)
-------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      193,361,128       5,613,860      219,269,511      778,967,812       346,744,420
Net transfers(1)                                 49,520,605     (57,955,138)     280,290,723     (139,919,730)      132,509,673
Transfers for policy loans                             (953)        234,168          252,208           (1,881)          (79,069)
Adjustments to net assets allocated to
  contracts in payment period                       (94,261)       (652,827)      (1,169,218)        (546,744)         (310,509)
Contract charges                                 (3,389,664)       (233,307)        (650,066)     (11,254,905)       (5,605,751)
Contract terminations:
    Surrender benefits                          (26,571,775)    (46,856,334)    (189,247,253)    (166,895,226)     (101,234,525)
    Death benefits                               (4,872,553)     (5,068,011)     (17,534,278)     (30,597,103)      (17,241,488)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  207,952,527    (104,917,589)     291,211,627      429,752,223       354,782,751
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 846,374,532     399,988,332    1,009,165,225    3,134,331,720     2,710,344,684
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 751,583,538   $ 194,345,298   $1,315,148,095   $3,295,541,164   $ 1,884,808,320
-------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          617,370,344     271,897,845      868,750,481    2,530,298,748     1,615,553,755
Contract purchase payments                      205,084,186       4,458,110      202,236,494      726,110,338       343,759,136
Net transfers(1)                                 61,585,396     (51,696,068)     225,008,434     (178,174,690)      192,179,798
Transfers for policy loans                          (12,550)        157,497          197,783          (31,604)          (50,959)
Contract charges                                 (3,126,625)       (181,071)        (554,618)      (9,852,338)       (5,045,291)
Contract terminations:
    Surrender benefits                          (20,679,903)    (31,164,258)    (159,414,965)    (131,563,804)      (70,779,936)
    Death benefits                               (4,107,151)     (3,791,840)     (15,158,849)     (25,094,542)      (12,831,036)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                856,113,697     189,680,215    1,121,064,760    2,911,692,108     2,062,785,467
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 42    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------------
                                                  RVS VP            RVS VP             SEL             RVS             RVS
                                                  GLOBAL       GLOBAL INFLATION         VP         VP HI YIELD        VP INC
YEAR ENDED DEC. 31, 2008 (CONTINUED)               BOND            PROT SEC            GRO             BOND            OPP
 OPERATIONS
Investment income (loss) -- net               $   74,436,353     $ 11,170,218     $  (1,465,709)  $  (3,538,676)  $  (4,583,999)
Net realized gain (loss) on sales of
  investments                                     (5,347,418)        (186,918)      (27,559,245)    (30,801,819)    (12,653,602)
Distributions from capital gains                     590,926               --                --              --              --
Net change in unrealized appreciation or
  depreciation of investments                   (100,051,681)     (25,359,743)     (113,519,466)   (116,303,042)   (120,902,224)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (30,371,820)     (14,376,443)     (142,544,420)   (150,643,537)   (138,139,825)
-------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       259,985,783      162,447,055         7,767,836      12,961,165     168,909,005
Net transfers(1)                                 (68,677,513)       8,181,357      (109,420,420)   (176,404,868)     (8,794,640)
Transfers for policy loans                              (286)         (49,993)           92,813          91,031         (33,252)
Adjustments to net assets allocated to
  contracts in payment period                       (131,929)         (51,868)         (168,448)       (321,491)        (30,672)
Contract charges                                  (3,829,196)      (2,650,012)         (262,930)       (361,398)     (2,634,839)
Contract terminations:
    Surrender benefits                           (61,041,667)     (26,495,759)      (16,669,635)    (57,863,381)    (16,734,807)
    Death benefits                                (9,609,829)      (5,375,017)       (1,720,240)     (8,237,322)     (4,024,236)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   116,695,363      136,005,763      (120,381,024)   (230,136,264)    136,656,559
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,133,348,233      605,794,082       404,027,400     763,178,955     577,420,763
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $1,219,671,776     $727,423,402     $ 141,101,956   $ 382,399,154   $ 575,937,497
-------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           852,722,375      543,694,986       516,489,168     550,624,505     516,836,128
Contract purchase payments                       229,091,526      145,260,311        11,297,360      11,063,632     165,306,074
Net transfers(1)                                 (78,708,281)         110,288      (173,583,082)   (138,517,692)    (16,672,350)
Transfers for policy loans                           (11,878)         (43,839)          174,758          72,030         (31,183)
Contract charges                                  (3,091,241)      (2,356,943)         (413,755)       (283,275)     (2,552,940)
Contract terminations:
    Surrender benefits                           (42,561,206)     (23,579,811)      (24,795,058)    (43,180,171)    (16,013,800)
    Death benefits                                (7,186,299)      (4,784,575)       (2,659,181)     (6,502,309)     (3,857,463)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 950,254,996      658,300,417       326,510,210     373,276,720     643,014,466
-------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    43

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                      RVS           SEL VP        RVS VP          RVS VP           RVS
                                                      VP            LG CAP        MID CAP        MID CAP           VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                DYN EQ           VAL            GRO            VAL           S&P 500
 OPERATIONS
Investment income (loss) -- net                 $   (5,601,293)  $  (110,321)  $ (1,307,193)  $  (2,657,180)  $ (1,574,030)
Net realized gain (loss) on sales of
  investments                                      (47,402,275)   (1,631,807)    (4,257,308)     (8,941,924)       456,995
Distributions from capital gains                    85,907,518       363,086      1,041,144      65,630,697      8,639,876
Net change in unrealized appreciation or
  depreciation of investments                     (413,649,619)   (5,376,917)   (70,171,114)   (218,152,389)   (96,065,586)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (380,745,669)   (6,755,959)   (74,694,471)   (164,120,796)   (88,542,745)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          18,553,001       620,986      3,921,623      51,341,501      7,187,475
Net transfers(1)                                  (123,015,836)   (4,210,975)   (21,775,657)     23,883,843    (33,887,555)
Transfers for policy loans                             932,267        (1,830)       139,518         (37,345)         5,455
Adjustments to net assets allocated to
  contracts in payment period                         (956,748)       (1,202)       (88,195)        (25,526)       (42,372)
Contract charges                                    (1,333,784)      (12,148)      (136,650)       (771,044)      (147,578)
Contract terminations:
    Surrender benefits                            (100,738,536)   (1,296,926)   (17,971,010)    (10,642,279)   (14,194,131)
    Death benefits                                  (8,858,053)      (70,507)    (1,304,105)     (1,810,593)    (2,049,452)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (215,417,689)   (4,972,602)   (37,214,476)     61,938,557    (43,128,158)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,044,144,177    20,660,664    190,564,075     329,463,858    265,351,346
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  447,980,819   $ 8,932,103   $ 78,655,128   $ 227,281,619   $133,680,443
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             908,740,844    15,712,105    151,417,748     243,623,712    248,359,813
Contract purchase payments                          20,110,295       598,569      3,930,990      52,641,750      7,744,957
Net transfers(1)                                  (142,300,032)   (3,711,048)   (20,807,744)     31,631,997    (37,738,039)
Transfers for policy loans                             881,036           (58)       167,900         (30,476)        12,435
Contract charges                                    (1,485,808)      (11,236)      (138,644)       (770,796)      (166,219)
Contract terminations:
    Surrender benefits                             (90,707,110)   (1,067,225)   (18,835,898)     (9,615,724)   (15,541,389)
    Death benefits                                  (9,758,229)      (67,383)    (1,361,150)     (1,672,476)    (2,360,094)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   685,480,996    11,453,724    114,373,202     315,807,987    200,311,464
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 44    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   RVS VP         SEL VP           THDL            THDL           THIRD
                                                    SHORT         SM CAP            VP              VP             AVE
YEAR ENDED DEC. 31, 2008 (CONTINUED)              DURATION          VAL         EMER MKTS        INTL OPP          VAL
 OPERATIONS
Investment income (loss) -- net                 $ (2,672,225)  $   (721,334)  $  (1,285,583)  $   3,413,289   $    (60,330)
Net realized gain (loss) on sales of
  investments                                     (1,293,058)   (11,352,210)       (837,475)      6,452,882      3,063,792
Distributions from capital gains                          --     11,015,847     103,706,010              --     15,950,216
Net change in unrealized appreciation or
  depreciation of investments                     (9,457,807)   (38,652,357)   (505,111,892)   (138,759,111)   (72,084,315)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (13,423,090)   (39,710,054)   (403,528,940)   (128,892,940)   (53,130,637)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        19,669,255      2,407,471     115,546,695       6,528,218      1,723,739
Net transfers(1)                                  50,214,527    (26,253,204)    139,406,078     (43,126,658)   (32,159,394)
Transfers for policy loans                           (48,830)        22,219         (82,961)        153,870         31,505
Adjustments to net assets allocated to
  contracts in payment period                        (96,267)       (27,746)          4,516        (155,950)       (11,469)
Contract charges                                    (229,204)       (68,198)     (1,941,691)       (193,288)       (34,908)
Contract terminations:
    Surrender benefits                           (25,823,578)    (6,354,400)    (22,819,210)    (45,856,351)    (7,800,003)
    Death benefits                                (4,439,841)    (1,027,183)     (3,445,805)     (2,586,422)    (1,001,720)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    39,246,062    (31,301,041)    226,667,622     (85,236,581)   (39,252,250)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  346,116,295    122,452,481     695,489,361     370,714,786    148,093,084
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $371,939,267   $ 51,441,386   $ 518,628,043   $ 156,585,265   $ 55,710,197
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           272,625,569     74,284,903     289,591,162     255,423,903     47,482,472
Contract purchase payments                        17,456,091      1,958,478      82,837,438       5,562,026        676,583
Net transfers(1)                                  41,444,935    (19,209,461)    148,555,834     (40,743,875)   (12,750,016)
Transfers for policy loans                           (41,801)        17,463         (37,966)        120,746         14,146
Contract charges                                    (183,827)       (51,915)     (1,279,766)       (165,213)       (14,167)
Contract terminations:
    Surrender benefits                           (20,811,166)    (4,683,104)    (11,647,189)    (33,784,319)    (3,072,269)
    Death benefits                                (3,541,872)      (763,275)     (1,991,383)     (2,267,055)      (405,256)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 306,947,929     51,553,089     506,028,130     184,146,213     31,931,493
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    45

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------------
                                                   VANK LIT        VANK UIF       VANK UIF
                                                  COMSTOCK,      GLOBAL REAL       MID CAP         WANGER          WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL II         EST, CL II     GRO, CL II         INTL            USA
 OPERATIONS
Investment income (loss) -- net                 $   9,934,129   $   4,131,019   $    (61,992)  $     651,497   $  (6,967,912)
Net realized gain (loss) on sales of
  investments                                     (11,221,313)     (2,941,501)    (6,013,729)     12,249,365        (135,244)
Distributions from capital gains                   42,465,434      14,718,198     13,822,746     112,265,598      98,763,493
Net change in unrealized appreciation or
  depreciation of investments                    (395,413,857)   (153,850,021)   (35,740,924)   (562,372,647)   (458,879,494)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (354,235,607)   (137,942,305)   (27,993,899)   (437,206,187)   (367,219,157)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        162,120,678      55,717,716      3,905,006      76,078,521      81,011,616
Net transfers(1)                                   41,775,800     128,949,497      8,415,092     (18,512,205)    (91,922,121)
Transfers for policy loans                            (38,530)        (12,997)       (15,789)        (86,271)          9,793
Adjustments to net assets allocated to
  contracts in payment period                          12,669          (3,217)        12,157         120,303          (7,159)
Contract charges                                   (3,112,560)       (854,197)       (33,285)     (1,399,138)     (1,513,214)
Contract terminations:
    Surrender benefits                            (30,359,657)     (6,988,921)    (2,348,267)    (38,265,890)    (38,964,384)
    Death benefits                                 (4,920,727)     (1,243,813)      (314,304)     (4,782,318)     (4,951,058)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    165,477,673     175,564,068      9,620,610      13,153,002     (56,336,527)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   869,865,179     203,382,069     47,492,816     970,136,740     973,831,286
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 681,107,245   $ 241,003,832   $ 29,119,527   $ 546,083,555   $ 550,275,602
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            706,657,539     179,033,512     38,592,716     416,769,930     565,036,815
Contract purchase payments                        174,658,508      61,098,888      3,580,633      63,518,362      80,202,840
Net transfers(1)                                   45,994,255     152,920,756      5,565,769      28,905,438     (41,755,516)
Transfers for policy loans                            (38,827)        (15,995)       (13,416)        (35,954)          2,514
Contract charges                                   (3,167,034)       (990,995)       (34,522)       (977,645)     (1,270,366)
Contract terminations:
    Surrender benefits                            (28,910,108)     (7,932,739)    (2,455,285)    (19,311,839)    (26,081,981)
    Death benefits                                 (4,882,721)     (1,398,187)      (316,231)     (2,747,142)     (3,552,079)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  890,311,612     382,715,240     44,919,664     486,121,150     572,582,227
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 46    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------
                                                             WF ADV         WF ADV        WF ADV         WF ADV
                                                            VT ASSET       VT INTL          VT             VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                          ALLOC          CORE           OPP        SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                           $  1,135,226   $   154,170   $    666,791   $   (684,366)
Net realized gain (loss) on sales of investments            (1,689,602)     (480,814)    (3,064,442)    (5,649,931)
Distributions from capital gains                             5,981,215     2,835,003     14,416,944     21,965,577
Net change in unrealized appreciation or depreciation of
  investments                                              (30,721,309)   (9,918,833)   (41,233,853)   (55,428,219)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               (25,294,470)   (7,410,474)   (29,214,560)   (39,796,939)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   1,206,884       205,812      2,112,338      4,174,718
Net transfers(1)                                           (19,898,897)   (3,910,562)   (15,745,317)   (10,394,214)
Transfers for policy loans                                      13,341        (3,248)       (17,912)        (3,560)
Adjustments to net assets allocated to contracts in
  payment period                                               (20,924)       (4,193)        (6,003)        (1,541)
Contract charges                                               (54,687)      (10,287)       (52,763)       (53,040)
Contract terminations:
    Surrender benefits                                      (5,566,230)     (796,937)    (3,805,759)    (3,734,895)
    Death benefits                                          (1,111,202)     (142,054)      (496,130)      (506,117)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (25,431,715)   (4,661,469)   (18,011,546)   (10,518,649)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             98,668,714    19,885,705     85,505,254    100,983,953
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 47,942,529   $ 7,813,762   $ 38,279,148   $ 50,668,365
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      72,214,012    13,828,315     60,059,822     75,618,973
Contract purchase payments                                   1,017,946       175,616      1,820,547      3,879,797
Net transfers(1)                                           (17,670,224)   (3,537,792)   (12,826,501)   (10,058,185)
Transfers for policy loans                                      13,619        (2,297)       (14,360)        (5,138)
Contract charges                                               (46,514)       (8,796)       (43,434)       (50,239)
Contract terminations:
    Surrender benefits                                      (4,676,335)     (661,997)    (3,049,892)    (3,481,146)
    Death benefits                                            (983,444)     (113,422)      (432,284)      (501,463)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            49,869,060     9,679,627     45,513,898     65,402,599
------------------------------------------------------------------------------------------------------------------



   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.

   (2) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.

See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    47

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                     AIM VI         AIM VI         AIM VI        AIM VI         AIM VI
                                                    CAP APPR,      CAP APPR,      CAP DEV,      CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2007                              SER I         SER II         SER I         SER II         SER I
 OPERATIONS
Investment income (loss) -- net                   $   (594,952)  $ (1,898,599)  $  (457,066)  $  (688,192)  $  (1,153,170)
Net realized gain (loss) on sales of investments    (2,096,370)     9,822,851     4,010,377     4,182,135      40,079,024
Distributions from capital gains                            --             --     3,895,530     6,260,565              --
Net change in unrealized appreciation or
  depreciation of investments                       10,179,768     14,833,321    (2,205,829)   (2,956,650)    (13,731,842)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    7,488,446     22,757,573     5,243,012     6,797,858      25,194,012
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,555,650      9,745,494       811,347     7,448,612       5,641,816
Net transfers(1)                                   (13,448,112)   (38,456,740)   (6,507,480)   (2,680,157)    (13,020,713)
Transfers for policy loans                              10,585        (17,705)       10,887       (42,418)        491,079
Adjustments to net assets allocated to contracts
  in payment period                                    (10,629)        (2,361)      (10,687)       (4,037)       (225,139)
Contract charges                                       (28,813)      (682,581)      (17,136)      (53,128)       (238,071)
Contract terminations:
    Surrender benefits                              (4,549,152)    (9,398,226)   (3,764,246)   (3,965,775)   (137,570,437)
    Death benefits                                    (709,725)    (1,068,092)     (443,097)     (466,526)     (3,699,508)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (17,180,196)   (39,880,211)   (9,920,412)      236,571    (148,620,973)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     74,671,394    223,711,953    53,160,351    69,831,722     396,958,020
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 64,979,644   $206,589,315   $48,482,951   $76,866,151   $ 273,531,059
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              72,809,092    198,365,517    28,272,232    48,025,875     199,590,592
Contract purchase payments                           1,418,538      8,170,620       393,196     5,782,848       2,712,527
Net transfers(1)                                   (12,404,737)   (31,814,485)   (3,131,789)   (1,387,872)     (6,305,193)
Transfers for policy loans                              10,955        (14,512)        5,413       (27,940)        238,748
Contract charges                                       (26,394)      (559,314)       (8,349)      (33,541)       (114,180)
Contract terminations:
    Surrender benefits                              (4,141,327)    (7,708,565)   (1,835,352)   (2,454,496)    (65,842,041)
    Death benefits                                    (648,157)      (893,491)     (217,727)     (297,564)     (1,810,354)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    57,017,970    165,545,770    23,477,624    49,607,310     128,470,099
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 48    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------
                                                      AIM VI        AIM VI        AIM VI         AIM VI         AIM VI
                                                       DYN,       FIN SERV,     FIN SERV,     GLOBAL HLTH      INTL GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  SER I         SER I         SER II      CARE, SER II      SER II
 OPERATIONS
Investment income (loss) -- net                    $  (136,754)  $   164,280   $    34,322   $    (673,480)  $   (109,815)
Net realized gain (loss) on sales of investments     1,408,822     1,540,058       (24,498)     10,642,604         54,483
Distributions from capital gains                            --     1,475,154       238,746              --             --
Net change in unrealized appreciation or
  depreciation of investments                          478,894    (8,800,955)   (1,008,489)     (2,389,015)    (2,137,277)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,750,962    (5,621,463)     (759,919)      7,580,109     (2,192,609)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             351,354       735,360     2,360,754      37,133,985     97,199,022
Net transfers(1)                                    (1,370,460)   (5,356,452)       19,679    (116,132,891)   244,069,379
Transfers for policy loans                              (6,276)        1,332        (3,115)        (18,944)       (41,256)
Adjustments to net assets allocated to contracts
  in payment period                                     (2,204)       (1,175)           --              --           (175)
Contract charges                                       (12,917)      (21,406)       (1,037)       (256,233)      (486,884)
Contract terminations:
    Surrender benefits                              (1,097,093)   (1,928,192)     (124,173)     (1,216,958)    (2,457,616)
    Death benefits                                    (122,892)     (178,441)       (7,493)       (270,330)      (731,625)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (2,260,488)   (6,748,974)    2,244,615     (80,761,371)   337,550,845
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     15,850,156    30,101,536     1,595,993      91,681,734      7,022,690
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $15,340,630   $17,731,099   $ 3,080,689   $  18,500,472   $342,380,926
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              12,476,898    21,798,120     1,364,020      87,789,464      5,225,792
Contract purchase payments                             254,043       559,479     2,071,188      33,132,878     69,794,306
Net transfers(1)                                      (980,604)   (4,099,008)      114,121    (103,246,799)   161,555,158
Transfers for policy loans                              (4,502)          545        (2,690)        (16,705)       (29,221)
Contract charges                                        (9,315)      (16,333)         (997)       (237,453)      (333,749)
Contract terminations:
    Surrender benefits                                (781,791)   (1,449,971)     (111,551)     (1,111,611)    (1,647,066)
    Death benefits                                     (90,526)     (136,272)       (7,046)       (244,289)      (500,903)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    10,864,203    16,656,560     3,427,045      16,065,485    234,064,317
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    49

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    AIM VI        AB VPS         AB VPS          AB VPS          AB VPS
                                                    TECH,      GLOBAL TECH,    GRO & INC,       INTL VAL,     LG CAP GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                SER I          CL B           CL B            CL B            CL B
 OPERATIONS
Investment income (loss) -- net                  $  (294,133)  $   (293,329)  $  1,140,337   $    1,312,239    $  (17,934)
Net realized gain (loss) on sales of
  investments                                      1,834,686      8,571,704     11,646,665       15,620,336        15,944
Distributions from capital gains                          --             --     16,498,882       48,347,518            --
Net change in unrealized appreciation or
  depreciation of investments                        906,081       (701,638)   (16,092,757)     (23,186,794)      213,019
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  2,446,634      7,576,737     13,193,127       42,093,299       211,029
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,077,715     14,879,292     19,119,413      257,161,881     1,442,238
Net transfers(1)                                  (4,908,364)   (45,843,841)   (34,758,854)     151,573,881       676,132
Transfers for policy loans                            (5,807)       (10,401)       (45,536)        (320,435)         (796)
Adjustments to net assets allocated to
  contracts in payment period                             --             --        (32,048)         (85,962)           --
Contract charges                                    (103,267)      (110,180)      (235,059)      (1,809,039)         (760)
Contract terminations:
    Surrender benefits                            (1,895,560)      (686,368)   (19,445,689)     (55,109,620)      (29,495)
    Death benefits                                  (190,381)       (95,309)    (2,312,868)      (6,703,222)      (14,632)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (6,025,664)   (31,866,807)   (37,710,641)     344,707,484     2,072,687
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   35,223,143     38,748,334    333,791,224    1,057,186,926       729,910
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $31,644,113   $ 14,458,264   $309,273,710   $1,443,987,709    $3,013,626
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            43,390,634     33,897,263    255,691,383      453,281,566       666,672
Contract purchase payments                         1,247,395     12,581,164     15,057,871      185,482,868     1,257,074
Net transfers(1)                                  (5,565,707)   (35,092,837)   (25,457,040)      77,763,017       561,478
Transfers for policy loans                            (7,041)        (8,060)       (34,243)        (169,683)         (685)
Contract charges                                    (118,984)       (92,612)      (173,825)        (844,860)         (621)
Contract terminations:
    Surrender benefits                            (2,197,857)      (555,732)   (14,154,877)     (21,708,416)      (25,266)
    Death benefits                                  (228,543)       (78,802)    (1,713,709)      (2,954,331)      (11,855)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  36,519,897     10,650,384    229,215,560      690,850,161     2,446,797
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 50    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   AC VP          AC VP          AC VP          AC VP           AC VP
                                                   INTL,          INTL,      MID CAP VAL,       ULTRA,           VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL I          CL II          CL II          CL II            CL I
 OPERATIONS
Investment income (loss) -- net                 $  (118,612)  $   (426,120)  $    341,278   $  (1,445,659)  $   3,412,557
Net realized gain (loss) on sales of
  investments                                     2,452,751      7,008,303        (14,517)     28,844,926      31,424,000
Distributions from capital gains                         --             --         57,638              --      48,692,959
Net change in unrealized appreciation or
  depreciation of investments                     8,282,600     13,294,913    (28,848,480)      4,340,406    (106,252,864)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      10,616,739     19,877,096    (28,464,081)     31,739,673     (22,723,348)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,074,847      3,263,758     83,308,165      75,856,497       8,291,357
Net transfers(1)                                 (4,776,373)    (4,431,098)   211,888,708    (270,229,661)    (28,649,567)
Transfers for policy loans                           11,469        (33,420)       (37,769)        (23,476)        284,116
Adjustments to net assets allocated to
  contracts in payment period                      (116,327)       (14,111)        (2,052)             --        (263,010)
Contract charges                                    (18,342)       (97,296)      (397,843)       (558,253)       (223,224)
Contract terminations:
    Surrender benefits                           (4,441,667)    (8,124,207)    (1,865,454)     (2,967,686)   (188,068,507)
    Death benefits                                 (610,000)      (912,572)      (652,090)       (725,595)     (5,201,804)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (8,876,393)   (10,348,946)   292,241,665    (198,648,174)   (213,830,639)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  66,174,158    123,391,731      3,176,150     203,884,825     627,151,221
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $67,914,504   $132,919,881   $266,953,734   $  36,976,324   $ 390,597,234
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           51,286,353     84,428,917      2,742,969     202,330,807     258,017,796
Contract purchase payments                          763,932      2,038,518     69,227,194      71,553,378       3,455,826
Net transfers(1)                                 (3,433,643)    (2,972,564)   189,104,478    (239,031,959)    (12,989,231)
Transfers for policy loans                            8,321        (21,085)       (30,858)        (21,164)        100,915
Contract charges                                    (13,090)       (60,974)      (367,001)       (536,818)        (87,798)
Contract terminations:
    Surrender benefits                           (3,134,166)    (4,912,901)    (1,762,128)     (2,765,655)    (69,095,168)
    Death benefits                                 (438,017)      (581,450)      (603,370)       (674,237)     (2,079,431)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 45,039,690     77,918,461    258,311,284      30,854,352     177,322,909
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    51

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                    AC VP        CALVERT          COL            COL            COL
                                                    VAL,        VS SOCIAL      HI YIELD,    MARSICO GRO,    MARSICO INTL
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL II          BAL          VS CL B        VS CL A      OPP, VS CL B
 OPERATIONS
Investment income (loss) -- net                 $  2,455,843   $   753,250   $  5,220,000   $ (5,273,587)  $  (1,187,331)
Net realized gain (loss) on sales of
  investments                                      4,375,879     1,271,766        366,997      4,689,469      22,356,771
Distributions from capital gains                  36,100,295     2,784,426             --             --       9,957,866
Net change in unrealized appreciation or
  depreciation of investments                    (68,283,955)   (3,765,859)    (4,811,226)    93,040,509        (760,292)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (25,351,938)    1,043,583        775,771     92,456,391      30,367,014
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        32,680,586     1,812,022     16,044,941    323,221,073      61,020,145
Net transfers(1)                                 (37,836,037)   (5,526,840)    (9,871,038)   216,285,064    (149,406,976)
Transfers for policy loans                          (122,174)      (10,898)       (21,238)      (155,684)        (33,941)
Adjustments to net assets allocated to
  contracts in payment period                        (46,942)      (11,773)        (2,823)       (15,304)         (2,551)
Contract charges                                    (328,079)      (40,678)      (166,893)    (1,820,989)       (374,708)
Contract terminations:
    Surrender benefits                           (25,077,851)   (3,644,157)    (5,485,049)   (14,057,933)     (5,460,017)
    Death benefits                                (3,883,507)     (328,308)      (975,664)    (3,002,895)       (623,466)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (34,614,004)   (7,750,632)      (477,764)   520,453,332     (94,881,514)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  437,608,479    56,141,864    114,551,839    331,754,197     169,997,945
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $377,642,537   $49,434,815   $114,849,846   $944,663,920   $ 105,483,445
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           279,304,114    49,740,729    106,859,135    317,945,827     153,626,994
Contract purchase payments                        25,185,249     1,558,196     14,657,055    273,887,628      49,812,581
Net transfers(1)                                 (23,958,638)   (4,827,934)    (9,292,183)   190,775,561    (117,006,196)
Transfers for policy loans                           (75,793)       (7,134)       (19,522)      (134,244)        (28,271)
Contract charges                                    (206,215)      (35,188)      (153,666)    (1,574,917)       (332,939)
Contract terminations:
    Surrender benefits                           (15,751,801)   (3,106,179)    (5,056,711)   (12,323,275)     (4,631,995)
    Death benefits                                (2,476,585)     (284,129)      (901,072)    (2,563,904)       (517,051)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 262,020,331    43,038,361    106,093,036    766,012,676      80,923,123
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 52    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                         CS             CS            CS         DREY VIF     DREY VIF
                                                     COMMODITY       U.S. EQ        U.S. EQ      INTL EQ,     INTL VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   RETURN        FLEX III       FLEX I         SERV         SERV
 OPERATIONS
Investment income (loss) -- net                    $   3,828,698   $  (205,288)  $ (2,078,712)  $    2,630   $     (131)
Net realized gain (loss) on sales of investments       5,552,001       583,642      1,118,559       67,091        2,051
Distributions from capital gains                              --            --             --           --      237,522
Net change in unrealized appreciation or
  depreciation of investments                          6,400,670     2,153,018        728,447      677,532     (209,561)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     15,781,369     2,531,372       (231,706)     747,253       29,881
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            52,135,888       495,110      3,219,727    4,107,651    1,940,637
Net transfers(1)                                    (148,861,631)   (4,473,615)   (15,777,760)     476,347      237,487
Transfers for policy loans                               (31,704)        5,782        233,837       (1,334)         (96)
Adjustments to net assets allocated to contracts
  in payment period                                       (1,815)       (4,359)       (71,269)          --           --
Contract charges                                        (352,746)      (11,065)       (97,749)      (2,021)      (1,216)
Contract terminations:
    Surrender benefits                                (3,079,613)   (1,696,362)   (72,755,733)    (109,674)     (64,475)
    Death benefits                                      (427,888)     (185,876)    (1,676,767)     (35,546)      (1,648)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (100,619,509)   (5,870,385)   (86,925,714)   4,435,423    2,110,689
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      137,217,868    25,342,871    208,261,570    1,844,513    1,351,009
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  52,379,728   $22,003,858   $121,104,150   $7,027,189   $3,491,579
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               139,242,701    19,842,603    148,637,832    1,559,767    1,166,615
Contract purchase payments                            50,401,246       358,631      2,249,888    3,305,740    1,625,493
Net transfers(1)                                    (139,924,665)   (3,281,598)   (11,023,565)     389,962      195,408
Transfers for policy loans                               (29,765)        4,295        171,993       (1,000)        (123)
Contract charges                                        (350,170)       (8,061)       (68,362)      (1,531)      (1,007)
Contract terminations:
    Surrender benefits                                (2,992,730)   (1,223,317)   (50,691,145)     (84,441)     (53,558)
    Death benefits                                      (417,034)     (134,939)    (1,192,642)     (28,762)      (1,396)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      45,929,583    15,557,614     88,083,999    5,139,735    2,931,432
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    53

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    EV VT          EG VA         EG VA          FID VIP         FID VIP
                                                  FLOATING-     FUNDAMENTAL     INTL EQ,      CONTRAFUND,     GRO & INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              RATE INC     LG CAP, CL 2       CL 2         SERV CL 2        SERV CL
 OPERATIONS
Investment income (loss) -- net                 $ 23,179,288    $       314   $ 1,018,700   $     (244,681)  $  1,658,953
Net realized gain (loss) on sales of
  investments                                     (1,642,504)     1,472,241     3,047,877       16,093,758      4,647,395
Distributions from capital gains                          --      2,647,443     5,942,492      299,188,380      8,563,309
Net change in unrealized appreciation or
  depreciation of investments                    (20,258,229)    (1,943,760)     (332,182)    (165,281,986)     6,664,383
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        1,278,555      2,176,238     9,676,887      149,755,471     21,534,040
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       219,615,249      2,399,208     7,689,286      467,633,246      3,644,825
Net transfers(1)                                 (25,197,341)    (1,611,646)   (5,610,122)      16,587,806    (21,083,009)
Transfers for policy loans                           (40,572)         3,616       (14,947)        (218,630)       (38,865)
Adjustments to net assets allocated to
  contracts in payment period                        (18,785)        (5,575)       (2,873)         (39,983)      (170,233)
Contract charges                                  (1,130,178)       (23,067)      (70,550)      (2,689,864)       (66,539)
Contract terminations:
    Surrender benefits                           (12,688,856)    (2,185,550)   (3,235,204)     (22,340,871)   (14,906,018)
    Death benefits                                (2,593,767)      (182,975)     (651,718)      (4,562,157)    (1,709,997)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   177,945,750     (1,605,989)   (1,896,128)     454,369,547    (34,329,836)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  306,684,071     32,620,279    71,677,408      654,611,294    209,031,284
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $485,908,376    $33,190,528   $79,458,167   $1,258,736,312   $196,235,488
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           298,230,334     28,846,070    45,619,068      622,501,286    182,343,013
Contract purchase payments                       211,468,136      2,026,988     5,699,944      397,943,190      2,992,284
Net transfers(1)                                 (24,426,595)    (1,438,587)   (2,967,782)      23,717,680    (17,370,272)
Transfers for policy loans                           (39,005)         2,966        (9,526)        (189,203)       (31,188)
Contract charges                                  (1,085,312)       (19,281)      (41,778)      (2,340,750)       (54,538)
Contract terminations:
    Surrender benefits                           (12,213,457)    (1,802,486)   (1,899,074)     (19,485,086)   (12,210,151)
    Death benefits                                (2,500,072)      (152,180)     (394,528)      (3,897,793)    (1,389,312)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 469,434,029     27,463,490    46,006,324    1,018,249,324    154,279,836
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 54    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   FID VIP        FID VIP         FID VIP         FID VIP        FID VIP
                                                 GRO & INC,      MID CAP,        MID CAP,        OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              SERV CL 2       SERV CL        SERV CL 2        SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                 $  2,168,448   $   (550,714)  $   (5,329,403)  $  2,353,987   $  5,356,386
Net realized gain (loss) on sales of
  investments                                     16,319,781     28,085,619       32,687,948      4,381,644     11,738,400
Distributions from capital gains                  17,309,613     38,697,484      117,020,831      7,015,972     17,205,058
Net change in unrealized appreciation or
  depreciation of investments                      6,576,299    (10,084,426)      29,464,027      1,847,817      4,259,131
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       42,374,141     56,147,963      173,843,403     15,599,420     38,558,975
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        10,032,755      6,615,148      218,118,455      1,613,232     17,842,196
Net transfers(1)                                 (49,054,737)   (49,477,279)     (64,783,266)    (8,092,209)   (15,529,794)
Transfers for policy loans                           (96,876)       (47,397)        (321,122)       (35,934)       (67,347)
Adjustments to net assets allocated to
  contracts in payment period                        (76,771)        15,639          (85,823)       (28,078)       (39,114)
Contract charges                                    (317,749)      (122,344)      (1,804,323)       (27,253)      (192,245)
Contract terminations:
    Surrender benefits                           (26,852,829)   (28,493,115)     (66,103,807)    (7,460,902)   (14,755,246)
    Death benefits                                (2,732,546)    (2,658,816)      (7,780,135)      (987,194)    (1,516,912)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (69,098,753)   (74,168,164)      77,239,979    (15,018,338)   (14,258,462)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  417,155,182    413,295,617    1,208,846,882    102,498,316    248,078,487
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $390,430,570   $395,275,416   $1,459,930,264   $103,079,398   $272,379,000
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           329,941,813    131,593,810      624,914,428     76,349,456    151,362,060
Contract purchase payments                         7,472,160      1,930,525      170,249,933      1,108,461     12,895,479
Net transfers(1)                                 (36,806,779)   (14,573,394)     (20,429,167)    (5,601,528)    (8,145,928)
Transfers for policy loans                           (73,105)       (13,208)        (176,909)       (24,996)       (41,215)
Contract charges                                    (236,106)       (35,815)        (943,220)       (18,667)      (107,986)
Contract terminations:
    Surrender benefits                           (19,780,765)    (8,271,564)     (30,825,699)    (5,091,040)    (8,100,797)
    Death benefits                                (2,051,838)      (780,913)      (3,850,785)      (666,260)      (864,578)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 278,465,380    109,849,441      738,938,581     66,055,426    146,997,035
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    55

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                 FTVIPT          FTVIPT          FTVIPT          FTVIPT         FTVIPT
                                              FRANK GLOBAL    FRANK SM CAP   MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
YEAR ENDED DEC. 31, 2007 (CONTINUED)         REAL EST, CL 2     VAL, CL 2      SEC, CL 2       SEC, CL 1      SEC, CL 2
 OPERATIONS
Investment income (loss) -- net               $  10,415,731   $   (835,173)   $  1,983,843   $   2,850,098   $   573,356
Net realized gain (loss) on sales of
  investments                                    31,744,256     18,063,774       5,002,427      50,486,641     3,694,249
Distributions from capital gains                 46,760,526     25,801,301      12,891,012      17,011,914     2,306,102
Net change in unrealized appreciation or
  depreciation of investments                  (237,003,468)   (53,272,213)    (13,121,360)    (17,251,556)      242,811
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (148,082,955)   (10,242,311)      6,755,922      53,097,097     6,816,518
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       37,161,931     25,176,885      46,597,131       2,870,542       749,904
Net transfers(1)                               (160,396,780)   (43,204,319)     25,861,096     (10,615,358)   (6,388,725)
Transfers for policy loans                         (151,684)        (6,738)        (42,326)        161,161        (6,851)
Adjustments to net assets allocated to
  contracts in payment period                       (83,587)       (28,368)        (66,147)       (317,592)      (16,748)
Contract charges                                   (444,881)      (233,952)       (238,053)       (111,437)      (12,619)
Contract terminations:
    Surrender benefits                          (40,079,116)   (20,726,840)    (17,978,439)    (97,723,802)   (3,279,145)
    Death benefits                               (5,122,737)    (2,368,968)     (2,532,153)     (1,986,204)     (238,151)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (169,116,854)   (41,392,300)     51,601,109    (107,722,690)   (9,192,335)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 773,536,215    380,878,128     309,114,173     252,257,533    51,831,219
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 456,336,406   $329,243,517    $367,471,204   $ 197,631,940   $49,455,402
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          257,420,723    166,830,224     207,209,310     179,402,572    30,344,425
Contract purchase payments                       24,378,587     18,354,586      37,080,758       1,843,724       413,508
Net transfers(1)                                (60,265,326)   (17,629,892)     17,748,332      (6,883,607)   (3,522,369)
Transfers for policy loans                          (63,965)        (7,293)        (30,870)        107,084        (3,538)
Contract charges                                   (161,793)      (100,216)       (152,990)        (71,438)       (6,931)
Contract terminations:
    Surrender benefits                          (14,815,846)    (9,009,685)    (11,328,002)    (62,783,345)   (1,791,663)
    Death benefits                               (1,832,717)    (1,009,158)     (1,659,759)     (1,364,325)     (129,256)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                204,659,663    157,428,566     248,866,779     110,250,665    25,304,176
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 56    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                                  GS VIT          GS VIT          GS VIT      JANUS ASPEN    JANUS ASPEN
                                                 MID CAP      STRUCTD SM CAP   STRUCTD U.S.      GLOBAL       OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)            VAL, INST        EQ, INST        EQ, INST      TECH, SERV       SERV
 OPERATIONS
Investment income (loss) -- net               $  (1,294,578)    $  (167,391)   $    396,182   $  (125,285)  $   (913,350)
Net realized gain (loss) on sales of
  investments                                    20,622,650       1,586,367      20,787,568    (1,056,707)     6,857,088
Distributions from capital gains                108,541,040       2,490,792      32,997,051            --             --
Net change in unrealized appreciation or
  depreciation of investments                  (106,244,792)     (9,106,570)    (63,764,197)    5,717,960     46,108,818
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      21,624,320      (5,196,802)     (9,583,396)    4,535,968     52,052,556
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       19,785,963         475,528      25,532,105       715,950      3,640,650
Net transfers(1)                                (96,913,865)     (7,600,007)    (89,881,606)   (1,117,889)    19,130,166
Transfers for policy loans                         (242,317)            497         (67,231)       (5,684)       (83,299)
Adjustments to net assets allocated to
  contracts in payment period                       (79,953)         (4,151)        (56,763)         (855)       (26,076)
Contract charges                                   (697,942)         (9,906)       (707,863)      (16,939)      (100,900)
Contract terminations:
    Surrender benefits                          (46,502,361)     (2,280,442)    (25,281,758)   (1,602,360)   (13,042,410)
    Death benefits                               (5,508,279)       (273,454)     (3,673,833)     (194,806)    (1,298,052)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (130,158,754)     (9,691,935)    (94,136,949)   (2,222,583)     8,220,079
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 835,017,910      37,272,147     524,190,859    23,643,711    192,641,557
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 726,483,476     $22,383,410    $420,470,514   $25,957,096   $252,914,192
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          327,755,194      19,071,743     445,093,220    54,174,360    142,097,812
Contract purchase payments                        7,583,395         254,027      21,654,426     1,488,571      2,369,349
Net transfers(1)                                (36,577,913)     (4,127,116)    (75,635,982)   (2,853,435)    11,713,788
Transfers for policy loans                          (86,809)            851         (50,964)       (7,601)       (55,288)
Contract charges                                   (261,891)         (5,321)       (582,595)      (33,684)       (64,847)
Contract terminations:
    Surrender benefits                          (18,110,101)     (1,219,622)    (20,652,593)   (3,186,673)    (8,089,522)
    Death benefits                               (2,078,442)       (144,343)     (3,100,020)     (412,649)      (841,160)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                278,223,433      13,830,219     366,725,492    49,168,889    147,130,132
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    57

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                JANUS ASPEN   JANUS ASPEN      LAZARD      LM PTNRS VAR      MFS INV
                                                  JANUS,      ENTERPRISE,    RETIRE INTL    SM CAP GRO,    GRO STOCK,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           SERV (2)         SERV        EQ, SERV        CL I(3)        SERV CL
 OPERATIONS
Investment income (loss) -- net                $   (872,741)  $  (246,232)  $  2,968,892    $  (21,417)   $ (1,009,164)
Net realized gain (loss) on sales of
  investments                                       223,234      (134,653)    12,739,838        (1,142)      3,522,841
Distributions from capital gains                         --       172,741     32,111,690       271,444              --
Net change in unrealized appreciation or
  depreciation of investments                    16,710,828     6,139,996    (29,599,826)     (199,287)      9,995,615
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      16,061,321     5,931,852     18,220,594        49,598      12,509,292
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      222,372,127       812,592      3,768,454       554,669       4,613,275
Net transfers(1)                                561,334,075    (1,757,656)   (31,931,769)    3,468,770     (23,713,182)
Transfers for policy loans                          (69,657)       (9,310)       (36,521)       (1,071)        (15,582)
Adjustments to net assets allocated to
  contracts in payment period                            --        (2,534)       (52,304)           --        (117,342)
Contract charges                                 (1,224,152)      (18,829)      (114,320)       (2,378)        (84,342)
Contract terminations:
    Surrender benefits                           (4,876,858)   (1,764,583)   (12,262,268)      (48,963)     (8,317,842)
    Death benefits                               (1,731,354)     (270,893)    (1,316,375)           --        (969,709)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  775,804,181    (3,011,213)   (41,945,103)    3,971,027     (28,604,724)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --    30,258,127    207,521,839            --     136,819,006
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $791,865,502   $33,178,766   $183,797,330    $4,020,625    $120,723,574
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --    50,493,115    162,152,756            --     187,890,017
Contract purchase payments                      215,063,494     1,209,218      2,744,079       545,934       5,294,270
Net transfers(1)                                540,413,694    (2,841,619)   (24,068,024)    3,456,850     (30,931,822)
Transfers for policy loans                          (67,510)      (13,267)       (26,378)       (1,026)        (20,895)
Contract charges                                 (1,176,537)      (27,894)       (84,640)       (2,335)       (108,675)
Contract terminations:
    Surrender benefits                           (4,671,431)   (2,639,239)    (8,710,187)      (48,525)    (10,272,011)
    Death benefits                               (1,668,630)     (413,263)    (1,006,415)           --      (1,290,903)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                747,893,080    45,767,051    131,001,191     3,950,898     150,559,981
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 58    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                     MFS            MFS             MFS          NB AMT       NB AMT SOC
                                                  NEW DIS,     TOTAL RETURN,    UTILITIES,        INTL,      RESPONSIVE,
YEAR ENDED DEC. 31, 2007 (CONTINUED)               SERV CL        SERV CL         SERV CL         CL S           CL S
 OPERATIONS
Investment income (loss) -- net                 $   (816,971)   $  1,595,282   $   (423,922)  $  2,927,174    $  (13,739)
Net realized gain (loss) on sales of
  investments                                      3,781,465         782,025      6,009,398      2,544,036        24,548
Distributions from capital gains                   6,963,838       2,799,310     21,330,336     18,145,524         6,423
Net change in unrealized appreciation or
  depreciation of investments                     (7,742,537)     (2,036,457)    46,134,971    (23,905,479)       30,099
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        2,185,795       3,140,160     73,050,783       (288,745)       47,331
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         2,398,138      18,974,234     38,073,314    144,906,858     1,450,575
Net transfers(1)                                 (14,460,199)       (630,858)    44,080,263     14,362,129       103,945
Transfers for policy loans                           (15,100)         (6,097)      (148,474)       (54,210)       (6,478)
Adjustments to net assets allocated to
  contracts in payment period                         (9,306)        (11,741)       (22,176)        (3,408)           --
Contract charges                                     (67,593)        (92,954)      (209,179)      (873,742)         (552)
Contract terminations:
    Surrender benefits                            (6,161,920)     (4,965,179)   (17,522,799)    (3,963,004)      (15,920)
    Death benefits                                  (683,513)       (842,056)    (2,118,050)    (1,143,088)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (18,999,493)     12,425,349     62,132,899    153,231,535     1,531,570
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   98,902,083     106,831,274    254,044,011    160,105,820       530,351
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 82,088,385    $122,396,783   $389,227,693   $313,048,610    $2,109,252
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            98,385,704      87,236,603    142,815,798    147,410,563       465,988
Contract purchase payments                         2,219,884      16,228,221     25,039,260    118,168,399     1,207,721
Net transfers(1)                                 (13,562,486)       (195,437)    22,818,350     12,916,009        89,446
Transfers for policy loans                           (14,282)         (4,716)       (78,591)       (44,729)       (5,200)
Contract charges                                     (63,282)        (73,329)      (102,835)      (762,057)         (454)
Contract terminations:
    Surrender benefits                            (5,641,774)     (3,936,343)    (8,173,901)    (3,467,170)      (13,284)
    Death benefits                                  (650,641)       (667,566)    (1,059,389)      (975,581)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  80,673,123      98,587,433    181,258,692    273,245,434     1,744,217
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    59

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                  OPPEN           OPPEN            OPPEN          OPPEN          PIMCO
                                               GLOBAL SEC    MAIN ST SM CAP   STRATEGIC BOND     VAL VA,    VIT ALL ASSET,
YEAR ENDED DEC. 31, 2007 (CONTINUED)            VA, SERV        VA, SERV         VA, SERV         SERV        ADVISOR CL
 OPERATIONS
Investment income (loss) -- net               $    483,272    $   (944,450)   $   23,350,781   $  (11,415)   $ 49,976,170
Net realized gain (loss) on sales of
  investments                                    4,033,703       1,743,514           764,754      (10,238)      1,683,534
Distributions from capital gains                 8,978,114       4,196,479                --      205,060              --
Net change in unrealized appreciation or
  depreciation of investments                   (4,242,025)     (8,514,848)      101,680,367     (442,794)     (3,095,183)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      9,253,064      (3,519,305)      125,795,902     (259,387)     48,564,521
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      18,341,173      16,939,733       508,101,097    4,460,090     412,712,457
Net transfers(1)                               (10,981,688)      2,109,060       624,869,745    1,155,046     (48,873,968)
Transfers for policy loans                         (51,422)        (44,762)         (268,583)      (5,733)       (125,195)
Adjustments to net assets allocated to
  contracts in payment period                      (17,495)         (8,531)         (105,328)          --          (9,828)
Contract charges                                  (123,363)        (81,987)       (2,875,269)        (302)     (2,465,268)
Contract terminations:
    Surrender benefits                          (9,609,662)     (6,338,756)      (49,908,743)     (22,236)    (11,246,758)
    Death benefits                              (1,583,530)       (731,559)      (10,606,104)          --      (3,538,653)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (4,025,987)     11,843,198     1,069,206,815    5,586,865     346,452,787
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                176,343,816     113,491,895       936,135,727      395,618     460,232,672
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $181,570,893    $121,815,788    $2,131,138,444   $5,723,096    $855,249,980
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         117,611,822      81,385,064       820,584,798      369,750     437,681,840
Contract purchase payments                      13,911,165      13,955,931       450,266,644    3,807,145     375,366,089
Net transfers(1)                                (6,714,206)      1,465,921       528,315,251      963,920     (43,048,486)
Transfers for policy loans                         (34,144)        (32,635)         (234,910)      (5,154)       (113,411)
Contract charges                                   (78,340)        (56,371)       (2,438,151)        (255)     (2,262,829)
Contract terminations:
    Surrender benefits                          (6,049,961)     (4,302,203)      (41,770,209)     (19,125)    (10,298,315)
    Death benefits                              (1,019,517)       (504,974)       (8,955,659)          --      (3,228,839)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               117,626,819      91,910,733     1,745,767,764    5,116,281     754,096,049
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 60    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------------
                                                    PIONEER        PIONEER         PUT VT         PUT VT         PUT VT
                                                  EQ INC VCT,   INTL VAL VCT,    GLOBAL HLTH     INTL EQ,       INTL NEW
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 CL II          CL II        CARE, CL IB       CL IB       OPP, CL IB
 OPERATIONS
Investment income (loss) -- net                   $   997,687    $   (45,332)   $    (12,290)  $  2,076,894   $     23,923
Net realized gain (loss) on sales of investments    3,279,848        150,330       2,063,612      8,287,566      2,534,724
Distributions from capital gains                    2,272,719         97,257              --     12,826,457             --
Net change in unrealized appreciation or
  depreciation of investments                      (6,605,884)       792,166      (2,314,359)   (15,429,145)     8,651,239
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (55,630)       994,421        (263,037)     7,761,772     11,209,886
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,167,042         89,823       1,412,436      1,999,730      1,892,906
Net transfers(1)                                   (2,412,948)    (1,107,037)    (10,177,231)   (11,080,575)   (10,772,589)
Transfers for policy loans                            (12,298)         2,811             583        (44,374)       (36,857)
Adjustments to net assets allocated to contracts
  in payment period                                    (9,398)            --          (3,695)        (3,972)       (13,023)
Contract charges                                      (40,445)        (5,988)        (41,313)       (68,991)       (48,161)
Contract terminations:
    Surrender benefits                             (5,023,687)      (529,168)     (3,007,085)    (6,009,199)    (6,761,720)
    Death benefits                                   (371,839)       (47,516)       (253,437)      (499,843)      (833,744)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (6,703,573)    (1,597,075)    (12,069,742)   (15,707,224)   (16,573,188)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    69,591,303      8,667,592      51,796,300    102,619,519     94,462,845
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $62,832,100    $ 8,064,938    $ 39,463,521   $ 94,674,067   $ 89,099,543
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             48,064,180      8,607,906      46,519,197     62,625,712     77,661,235
Contract purchase payments                            773,396         82,625       1,226,423      1,134,721      1,424,087
Net transfers(1)                                   (1,653,356)    (1,022,015)     (8,911,170)    (6,271,356)    (8,053,396)
Transfers for policy loans                             (8,530)         2,645             499        (25,470)       (27,384)
Contract charges                                      (26,998)        (5,539)        (36,081)       (39,444)       (36,312)
Contract terminations:
    Surrender benefits                             (3,306,470)      (490,678)     (2,614,557)    (3,369,391)    (5,031,720)
    Death benefits                                   (248,447)       (41,375)       (222,065)      (284,441)      (620,289)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   43,593,775      7,133,569      35,962,246     53,770,331     65,316,221
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    61

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   PUT VT         PUT VT          ROYCE         RVS PTNRS      RVS PTNRS
                                                  NEW OPP,        VISTA,       MICRO-CAP,    VP FUNDAMENTAL    VP SELECT
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL IA          CL IB        INVEST CL          VAL            VAL
 OPERATIONS
Investment income (loss) -- net                 $ (2,038,892)  $   (658,697)  $    626,246    $    478,130    $    56,264
Net realized gain (loss) on sales of
  investments                                     (5,813,311)    (3,347,681)    10,481,845      14,014,438      1,144,114
Distributions from capital gains                          --             --      9,937,870       1,157,874      2,717,672
Net change in unrealized appreciation or
  depreciation of investments                     18,027,177      6,764,206    (16,392,834)        (45,015)    (2,428,317)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       10,174,974      2,757,828      4,653,127      15,605,427      1,489,733
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         4,060,835      2,347,972      2,195,536     307,805,205      2,295,325
Net transfers(1)                                 (13,050,527)   (16,339,376)   (16,148,848)    (75,923,739)      (291,149)
Transfers for policy loans                           359,796        (31,159)       (15,165)        (93,482)       (21,301)
Adjustments to net assets allocated to
  contracts in payment period                       (116,379)        (9,530)       (17,718)         (5,193)        (2,258)
Contract charges                                    (168,369)       (55,248)       (32,641)     (1,889,556)       (24,299)
Contract terminations:
    Surrender benefits                           (69,708,303)    (5,291,792)    (9,349,731)     (8,099,090)    (5,630,583)
    Death benefits                                (1,498,830)      (596,258)      (854,924)     (2,470,198)      (105,027)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (80,121,777)   (19,975,391)   (24,223,491)    219,323,947     (3,779,292)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  223,046,745     84,667,567    135,982,689     371,271,503     27,616,537
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $153,099,942   $ 67,450,004   $116,412,325    $606,200,877    $25,326,978
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           149,235,834     79,536,775     40,616,644     338,653,851     18,509,821
Contract purchase payments                         2,614,012      2,104,093        628,233     268,318,192      1,821,092
Net transfers(1)                                  (8,463,422)   (14,717,618)    (4,587,258)    (62,427,902)      (190,717)
Transfers for policy loans                           235,934        (27,756)        (4,312)        (81,630)       (16,997)
Contract charges                                    (108,521)       (49,817)        (9,324)     (1,667,880)       (17,595)
Contract terminations:
    Surrender benefits                           (44,854,451)    (4,762,398)    (2,664,434)     (7,149,206)    (1,173,726)
    Death benefits                                  (980,071)      (538,395)      (245,996)     (2,170,901)       (76,700)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  97,679,315     61,544,884     33,733,553     533,474,524     18,855,178
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 62    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                    RVS            RVS             RVS              RVS              RVS
                                                 PTNRS VP          VP              VP               VP               VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)            SM CAP VAL         BAL          CASH MGMT        DIV BOND        DIV EQ INC
 OPERATIONS
Investment income (loss) -- net                $     25,232   $  7,926,310   $   34,358,762   $   94,034,943   $   17,555,548
Net realized gain (loss) on sales of
  investments                                     5,071,267     (7,574,360)          (7,446)      (1,945,448)      35,558,298
Distributions from capital gains                 15,919,708      9,861,055               --               --       31,748,234
Net change in unrealized appreciation or
  depreciation of investments                   (90,463,298)    (5,918,974)        (209,319)      18,113,255       75,691,754
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (69,447,091)     4,294,031       34,141,997      110,202,750      160,553,834
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      228,819,923     15,798,997      410,371,982      940,882,549      521,748,445
Net transfers(1)                                236,442,494     13,234,748      (50,046,622)     425,095,610      (34,403,827)
Transfers for policy loans                         (158,343)       230,539           74,513         (136,970)        (586,578)
Adjustments to net assets allocated to
  contracts in payment period                       (72,408)      (702,716)        (326,067)        (656,135)        (430,306)
Contract charges                                 (1,766,695)      (277,743)        (456,300)      (5,969,428)      (3,601,695)
Contract terminations:
    Surrender benefits                          (24,061,079)   (95,214,075)    (164,206,651)    (146,432,928)    (114,516,729)
    Death benefits                               (3,467,703)    (8,265,344)     (14,461,869)     (21,557,648)     (17,590,429)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  435,736,189    (75,195,594)     180,948,986    1,191,225,050      350,618,881
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 480,085,434    470,889,895      794,074,242    1,832,903,920    2,199,171,969
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $846,374,532   $399,988,332   $1,009,165,225   $3,134,331,720   $2,710,344,684
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          271,780,693    308,698,503      701,788,024    1,441,352,057    1,286,388,061
Contract purchase payments                      195,575,471     11,978,308      389,104,888      874,503,949      418,446,949
Net transfers(1)                                166,947,700      9,687,695      (71,178,101)     343,882,749      (15,444,471)
Transfers for policy loans                         (106,592)       109,128           59,038         (154,055)        (368,381)
Contract charges                                 (1,141,827)      (182,602)        (395,087)      (4,869,952)      (2,158,608)
Contract terminations:
    Surrender benefits                          (13,479,928)   (53,014,265)    (137,774,679)    (107,446,718)     (61,394,418)
    Death benefits                               (2,205,173)    (5,378,922)     (12,853,602)     (16,969,282)      (9,915,377)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                617,370,344    271,897,845      868,750,481    2,530,298,748    1,615,553,755
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    63

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------------
                                                  RVS VP            RVS VP             SEL            RVS             RVS
                                                  GLOBAL       GLOBAL INFLATION        VP         VP HI YIELD       VP INC
YEAR ENDED DEC. 31, 2007 (CONTINUED)               BOND            PROT SEC            GRO            BOND            OPP
 OPERATIONS
Investment income (loss) -- net               $   23,877,843     $  7,894,164     $    686,137   $  56,190,057   $ 28,752,396
Net realized gain (loss) on sales of
  investments                                      2,239,794       (1,524,966)       2,863,175     (10,753,852)    (1,008,762)
Distributions from capital gains                          --               --               --              --      1,029,658
Net change in unrealized appreciation or
  depreciation of investments                     35,571,222       29,875,142        7,597,489     (36,391,923)   (24,172,199)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       61,688,859       36,244,340       11,146,801       9,044,282      4,601,093
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       303,778,804      242,088,105       20,320,578      42,735,508    256,091,266
Net transfers(1)                                 184,569,480      (94,681,432)     (49,776,475)    (74,598,933)   (15,106,352)
Transfers for policy loans                           (78,333)         (68,166)          (7,110)         (8,479)       (66,333)
Adjustments to net assets allocated to
  contracts in payment period                         94,272           (4,349)        (108,342)       (224,878)        (6,009)
Contract charges                                  (1,940,464)      (1,871,592)        (368,458)       (471,920)    (1,604,988)
Contract terminations:
    Surrender benefits                           (54,866,874)     (11,679,638)     (23,254,154)   (110,064,769)    (9,448,375)
    Death benefits                                (6,896,322)      (3,565,663)      (3,079,780)     (8,777,500)    (2,749,143)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   424,660,563      130,217,265      (56,273,741)   (151,410,971)   227,110,066
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  646,998,811      439,332,477      449,154,340     905,545,644    345,709,604
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $1,133,348,233     $605,794,082     $404,027,400   $ 763,178,955   $577,420,763
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           472,738,206      420,004,328      590,277,974     649,203,946    309,652,725
Contract purchase payments                       278,616,914      231,258,949       21,784,829      35,636,225    234,566,479
Net transfers(1)                                 145,311,805      (91,440,320)     (63,203,972)    (53,805,563)   (15,171,516)
Transfers for policy loans                           (74,698)         (64,798)          (5,089)        (14,247)       (60,265)
Contract charges                                  (1,490,404)      (1,759,723)        (456,519)       (334,940)    (1,411,993)
Contract terminations:
    Surrender benefits                           (37,283,785)     (10,947,999)     (27,948,300)    (73,884,901)    (8,288,325)
    Death benefits                                (5,095,663)      (3,355,451)      (3,959,755)     (6,176,015)    (2,450,977)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 852,722,375      543,694,986      516,489,168     550,624,505    516,836,128
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 64    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                      RVS           SEL VP        RVS VP          RVS VP           RVS
                                                      VP            LG CAP        MID CAP        MID CAP           VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                DYN EQ           VAL            GRO            VAL           S&P 500
 OPERATIONS
Investment income (loss) -- net                 $    3,473,337   $   134,560   $ (1,965,645)  $    (625,392)  $  2,103,647
Net realized gain (loss) on sales of
  investments                                       32,274,793     1,287,524      4,341,621      43,586,166      9,258,299
Distributions from capital gains                     6,905,170     1,549,666      2,112,965       3,924,810      2,083,883
Net change in unrealized appreciation or
  depreciation of investments                      (12,221,817)   (3,155,202)    21,247,085       4,876,358     (2,031,407)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         30,431,483      (183,452)    25,736,026      51,761,942     11,414,422
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          33,709,944     1,747,027      7,436,207     158,520,090     12,369,920
Net transfers(1)                                  (117,306,711)      309,196    (24,281,050)   (214,934,955)   (13,116,114)
Transfers for policy loans                             806,234        (8,898)       157,742        (100,478)       (13,508)
Adjustments to net assets allocated to
  contracts in payment period                       (1,446,539)       (1,667)      (142,518)         (4,487)       (40,019)
Contract charges                                    (1,700,452)      (17,033)      (168,693)       (961,803)      (186,013)
Contract terminations:
    Surrender benefits                            (216,087,675)   (5,441,280)   (38,292,948)    (10,339,597)   (19,497,570)
    Death benefits                                 (11,475,556)     (198,790)    (1,888,831)     (2,009,877)    (2,222,916)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (313,500,755)   (3,611,445)   (57,180,091)    (69,831,107)   (22,706,220)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,327,213,449    24,455,561    222,008,140     347,533,023    276,643,144
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,044,144,177   $20,660,664   $190,564,075   $ 329,463,858   $265,351,346
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,149,919,577    15,288,513    200,201,534     273,710,105    269,990,311
Contract purchase payments                          29,354,807     1,406,406      6,213,205     133,771,150     11,019,652
Net transfers(1)                                  (108,213,570)      231,762    (18,652,132)   (154,414,427)   (12,580,735)
Transfers for policy loans                             474,469        (6,761)       157,016         (78,441)       (10,331)
Contract charges                                    (1,512,365)      (12,445)      (139,723)       (677,427)      (174,079)
Contract terminations:
    Surrender benefits                            (151,465,569)   (1,051,493)   (34,774,557)     (7,213,801)   (17,744,335)
    Death benefits                                  (9,816,505)     (143,877)    (1,587,595)     (1,473,447)    (2,140,670)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   908,740,844    15,712,105    151,417,748     243,623,712    248,359,813
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    65

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    RVS VP         SEL VP          THDL            THDL           THIRD
                                                     SHORT         SM CAP           VP              VP             AVE
YEAR ENDED DEC. 31, 2007 (CONTINUED)               DURATION          VAL         EMER MKTS       INTL OPP          VAL
 OPERATIONS
Investment income (loss) -- net                  $ 10,966,745   $ (1,067,410)  $ (1,607,028)  $    (343,974)  $  2,302,402
Net realized gain (loss) on sales of
  investments                                        (928,130)     2,451,770     17,356,319      20,170,233     14,330,014
Distributions from capital gains                           --      8,379,599     22,687,947              --     11,072,723
Net change in unrealized appreciation or
  depreciation of investments                       4,283,352    (15,657,261)   125,156,294      24,613,294    (35,865,306)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  14,321,967     (5,893,302)   163,593,532      44,439,553     (8,160,167)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         24,013,269      4,725,165    149,565,186      14,140,061      2,759,771
Net transfers(1)                                    3,803,004    (35,351,071)    28,305,976      (2,169,023)   (23,205,413)
Transfers for policy loans                             28,595         (4,589)      (119,597)        160,298        (22,684)
Adjustments to net assets allocated to
  contracts in payment period                        (146,765)      (115,375)        (8,178)       (350,000)       (47,025)
Contract charges                                     (201,149)      (103,663)    (1,169,521)       (233,640)       (44,618)
Contract terminations:
    Surrender benefits                            (22,536,679)   (10,082,764)   (21,437,522)   (100,813,250)   (11,699,073)
    Death benefits                                 (5,157,031)    (1,126,211)    (2,444,431)     (4,083,917)    (1,054,091)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (196,756)   (42,058,508)   152,691,913     (93,349,471)   (33,313,133)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   331,991,084    170,404,291    379,203,916     419,624,704    189,566,384
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $346,116,295   $122,452,481   $695,489,361   $ 370,714,786   $148,093,084
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            270,830,576     97,485,723    191,857,012     314,504,903     57,364,981
Contract purchase payments                         21,694,410      3,122,074     93,816,615      10,770,806        812,016
Net transfers(1)                                    2,820,316    (19,919,235)    14,603,860      (2,649,010)    (6,922,226)
Transfers for policy loans                             23,304         (2,175)       (61,719)         95,493         (6,372)
Contract charges                                     (161,871)       (58,695)      (540,870)       (167,922)       (13,156)
Contract terminations:
    Surrender benefits                            (18,452,530)    (5,701,535)    (8,934,651)    (64,210,854)    (3,442,367)
    Death benefits                                 (4,128,636)      (641,254)    (1,149,085)     (2,919,513)      (310,404)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  272,625,569     74,284,903    289,591,162     255,423,903     47,482,472
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 66    RIVERSOURCE VARIABLE ACCOUNT 10

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   VANK LIT       VANK UIF        VANK UIF
                                                  COMSTOCK,      GLOBAL REAL      MID CAP         WANGER         WANGER
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL II        EST, CL II      GRO, CL II        INTL            USA
 OPERATIONS
Investment income (loss) -- net                 $   5,889,877   $    809,604   $    (810,318)  $   (337,940)  $ (8,332,746)
Net realized gain (loss) on sales of
  investments                                      18,999,895      5,384,698      16,789,506     50,875,966     41,410,604
Distributions from capital gains                   19,453,460        667,347       7,437,818     72,464,160     47,038,069
Net change in unrealized appreciation or
  depreciation of investments                     (69,536,273)   (31,924,850)     (3,109,983)    11,009,845    (47,372,483)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (25,193,041)   (25,063,201)     20,307,023    134,012,031     32,743,444
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        304,655,163    101,608,023      41,384,136    133,045,113    106,881,687
Net transfers(1)                                 (187,203,632)   (35,775,610)   (112,141,196)   (98,828,775)     1,989,558
Transfers for policy loans                           (183,851)       (56,167)        (18,610)      (308,279)      (175,937)
Adjustments to net assets allocated to
  contracts in payment period                         (10,295)        (9,848)             --       (175,196)       (62,704)
Contract charges                                   (2,681,323)      (577,452)       (264,787)    (1,186,764)    (1,036,750)
Contract terminations:
    Surrender benefits                            (25,127,265)    (5,496,872)     (1,794,327)   (48,074,860)   (50,643,220)
    Death benefits                                 (4,745,017)      (867,941)       (331,210)    (5,662,515)    (6,348,650)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     84,703,780     58,824,133     (73,165,994)   (21,191,276)    50,603,984
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   810,354,440    169,621,137     100,351,787    857,315,985    890,483,858
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 869,865,179   $203,382,069   $  47,492,816   $970,136,740   $973,831,286
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            615,159,689    136,442,482      98,447,751    392,888,045    489,658,854
Contract purchase payments                        258,747,252     76,917,072      36,197,490     90,941,449     84,505,696
Net transfers(1)                                 (143,069,714)   (28,757,609)    (93,894,177)   (45,110,753)    21,685,099
Transfers for policy loans                           (141,678)       (43,459)        (16,176)      (141,043)      (102,904)
Contract charges                                   (1,984,478)      (455,890)       (244,685)      (518,169)      (602,214)
Contract terminations:
    Surrender benefits                            (18,458,368)    (4,386,383)     (1,600,684)   (18,873,658)   (26,715,811)
    Death benefits                                 (3,595,164)      (682,701)       (296,803)    (2,415,941)    (3,391,905)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  706,657,539    179,033,512      38,592,716    416,769,930    565,036,815
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    67

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------
                                                             WF ADV        WF ADV        WF ADV         WF ADV
                                                            VT ASSET      VT INTL          VT             VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)                         ALLOC          CORE           OPP        SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                           $ 1,354,182   $  (176,512)  $   (248,811)  $   (699,645)
Net realized gain (loss) on sales of investments            2,688,039     1,111,341      4,271,528      1,537,058
Distributions from capital gains                            1,501,009     1,492,329     12,900,103     12,019,803
Net change in unrealized appreciation or depreciation of
  investments                                                 690,136      (144,481)   (11,462,733)    (4,910,640)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                6,233,366     2,282,677      5,460,087      7,946,576
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  1,927,651       282,943      5,703,848     10,010,724
Net transfers(1)                                            2,112,194      (853,219)   (12,698,054)    28,099,306
Transfers for policy loans                                      2,151        (4,002)       (12,992)       (23,723)
Adjustments to net assets allocated to contracts in
  payment period                                              (14,679)       (3,052)        (5,599)        (1,984)
Contract charges                                              (63,498)      (13,200)       (67,013)       (50,917)
Contract terminations:
    Surrender benefits                                     (7,975,454)   (1,388,216)    (5,719,120)    (4,685,679)
    Death benefits                                           (943,114)     (245,018)      (648,900)      (510,986)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (4,954,749)   (2,223,764)   (13,447,830)    32,836,741
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            97,390,097    19,826,792     93,492,997     60,200,636
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $98,668,714   $19,885,705   $ 85,505,254   $100,983,953
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     76,000,244    15,404,286     68,746,422     50,565,632
Contract purchase payments                                  1,441,716       200,841      4,396,582      7,895,274
Net transfers(1)                                            1,478,320      (616,622)    (8,656,959)    21,078,809
Transfers for policy loans                                      1,912        (2,823)        (9,411)       (17,632)
Contract charges                                              (47,620)       (9,426)       (46,354)       (38,782)
Contract terminations:
    Surrender benefits                                     (5,946,190)     (974,467)    (3,922,074)    (3,466,633)
    Death benefits                                           (714,370)     (173,474)      (448,384)      (397,695)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           72,214,012    13,828,315     60,059,822     75,618,973
-----------------------------------------------------------------------------------------------------------------



   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.

   (2) For the period May 1, 2007 (commencement of operations) to Dec. 31, 2007.

   (3) For the period April 27, 2007 (commencement of operations) to Dec. 31, 2007.

See accompanying notes to financial statements.


 68    RIVERSOURCE VARIABLE ACCOUNT 10

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(R) (RAVA)
RiverSource Retirement Advisor Variable Annuity(R) - Band 3 (RAVA Band 3) RiverSource Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage) RiverSource Retirement Advisor Select(R) Variable Annuity (RAVA Select) RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 (RAVA Advantage Band 3)
RiverSource Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
Plus)
RiverSource Retirement Advisor 4 Advantage(R) Variable Annuity (RAVA 4
Advantage)
RiverSource Retirement Advisor 4 Select(R) Variable Annuity (RAVA 4 Select) RiverSource Retirement Advisor 4 Access(R) Variable Annuity (RAVA 4 Access) RiverSource(R) Flexible Portfolio Annuity (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                         FUND
--------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Fin Serv, Ser II            AIM V.I. Financial Services Fund, Series II Shares
AIM VI Global Hlth Care, Ser II    AIM V.I. Global Health Care Fund, Series II Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares(1)
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)(2),(3)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I(4)
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
Col Marsico Gro, VS Cl A           Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B      Columbia Marsico International Opportunities Fund, Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex III                Credit Suisse Trust - U.S. Equity Flex III Portfolio
                                     (previously Credit Suisse Trust - Mid-Cap Core Portfolio)
CS U.S. Eq Flex I                  Credit Suisse Trust - U.S. Equity Flex I Portfolio
                                     (previously Credit Suisse Trust - Small Cap Core I Portfolio)
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value Portfolio, Service
                                     Shares(2)
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2(5)
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
--------------------------------------------------------------------------------------------------------------


                                          RIVERSOURCE VARIABLE ACCOUNT 10    69

SUBACCOUNT                         FUND
--------------------------------------------------------------------------------------------------------------
Fid VIP Mid Cap, Serv Cl
Fidelity(R) VIP Mid Cap Portfolio
  Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1     FTVIPT Templeton Developing Markets Securities Fund - Class 1(6)
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2(5)
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
                                     (previously Janus Aspen Series International Growth Portfolio: Service
                                     Shares)
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
                                     (previously Janus Aspen Series Large Cap Growth Portfolio: Service
                                     Shares)
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
                                     (previously Janus Aspen Series Mid Cap Growth Portfolio: Service Shares)
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service Shares(3)
LM Ptnrs Var Sm Cap Gro, Cl I      Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class(7)
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
NB AMT Intl, Cl S                  Neuberger Berman Advisers Management Trust International Portfolio (Class
                                     S)
NB AMT Soc Responsive, Cl S        Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
                                     (Class S)
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
Oppen Val VA, Serv                 Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares(8)
Pioneer Intl Val VCT, Cl II        Pioneer International Value VCT Portfolio - Class II Shares(9)
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
                                     (previously Putnam VT Health Sciences Fund - Class IB Shares)
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares(1)
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr             RVST Disciplined Asset Allocation Portfolios - Aggressive
Disc Asset Alloc, Conserv          RVST Disciplined Asset Allocation Portfolios - Conservative
Disc Asset Alloc, Mod              RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr         RVST Disciplined Asset Allocation Portfolios - Moderately Aggressive
Disc Asset Alloc, Mod Conserv      RVST Disciplined Asset Allocation Portfolios - Moderately Conservative
RVS Ptnrs VP Fundamental Val       RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund
RVS Ptnrs VP Select Val            RVST RiverSource Partners Variable Portfolio - Select Value Fund
RVS Ptnrs VP Sm Cap Val            RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund
RVS VP Bal                         RVST RiverSource Variable Portfolio - Balanced Fund(7)
RVS VP Cash Mgmt                   RVST RiverSource Variable Portfolio - Cash Management Fund
RVS VP Div Bond                    RVST RiverSource Variable Portfolio - Diversified Bond Fund(10)
RVS VP Div Eq Inc                  RVST RiverSource Variable Portfolio - Diversified Equity Income Fund(4),(8)
RVS VP Global Bond                 RVST RiverSource Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec   RVST RiverSource Variable Portfolio - Global Inflation Protected Securities
                                     Fund
Sel VP Gro                         RVST Seligman Variable Portfolio - Growth Fund
                                     (previously RVST RiverSource Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond               RVST RiverSource Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                     RVST RiverSource Variable Portfolio - Income Opportunities Fund
RVS VP Dyn Eq                      RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                     (previously RVST RiverSource Variable Portfolio - Large Cap Equity Fund)
Sel VP Lg Cap Val                  RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                     (previously RVST RiverSource Variable Portfolio - Large Cap Value Fund)
RVS VP Mid Cap Gro                 RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
RVS VP Mid Cap Val                 RVST RiverSource Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                     RVST RiverSource Variable Portfolio - S&P 500 Index Fund
RVS VP Short Duration              RVST RiverSource Variable Portfolio - Short Duration U.S. Government Fund
--------------------------------------------------------------------------------------------------------------


 70    RIVERSOURCE VARIABLE ACCOUNT 10

SUBACCOUNT                         FUND
--------------------------------------------------------------------------------------------------------------
Sel VP Sm Cap Val
RVST Seligman Variable
  Portfolio - Smaller-Cap Value
  Fund
  (previously RVST RiverSource
  Variable Portfolio - Small Cap
  Advantage Fund)
THDL VP Emer Mkts                  RVST Threadneedle Variable Portfolio - Emerging Markets Fund(6)
THDL VP Intl Opp                   RVST Threadneedle Variable Portfolio - International Opportunity Fund
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK UIF Global Real Est, Cl II    Van Kampen UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------




   (1) Effective Feb. 13, 2009, Putman VT International New Opportunities
       Fund - Class IB Shares was substituted with AIM V.I. International Growth Fund, Series II Shares.
   (2) Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
   (3) Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio
       - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
   (4) Effective Feb. 13, 2009, for FPA only, American Century VP Value, Class I was substituted with RVST RiverSource Variable Portfolio - Diversified Equity Income Fund.
   (5) Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity Fund - Class 2.
   (6) Effective Feb. 13, 2009, FTVIPT Templeton Developing Markets Securities Fund - Class 1 was substituted with RVST Threadneedle Variable
       Portfolio - Emerging Markets Fund.
   (7) Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable Portfolio - Balanced Fund.
   (8) Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
       Portfolio - Diversified Equity Income Fund.

   (9) Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.

  (10) At the close of business on March 7, 2008, RVST RiverSource Variable Portfolio - Core Bond Fund merged into RVST RiverSource Variable Portfolio - Diversified Bond Fund.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.


In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 was adopted by the Funds effective Jan. 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Where applicable, SFAS 157 codifies fair value related guidance within U.S. generally accepted accounting principles.


Under SFAS 157, the Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:


     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.


The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    71

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                            MORTALITY AND EXPENSE RISK FEE
---------------------------------------------------------------------------------------------
RAVA                               0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Band 3                        0.55%
---------------------------------------------------------------------------------------------
RAVA Advantage                     0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select                        1.00% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Advantage Band 3              0.55%
---------------------------------------------------------------------------------------------
RAVA Advantage Plus                0.55% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select Plus                   0.75% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Advantage                   0.85% to 1.05%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Select                      1.10% to 1.30%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Access                      1.25% to 1.45%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
FPA                                1.25%
---------------------------------------------------------------------------------------------


4. CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
RiverSource Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the subaccounts as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual subaccount basis.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services

 72    RIVERSOURCE VARIABLE ACCOUNT 10

Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.

For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.

For the period from Jan. 1, 2008 to Dec. 12, 2008, the RVST funds paid custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life. Subsequent to Dec. 12, 2008, assets were transferred to an unaffiliated custodian.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2008 were as follows:

SUBACCOUNT                       FUND                                                                PURCHASES
--------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I Shares            $      764,155
AIM VI Cap Appr, Ser II          AIM V.I. Capital Appreciation Fund, Series II Shares               10,993,839
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares                  4,338,603
AIM VI Cap Dev, Ser II           AIM V.I. Capital Development Fund, Series II Shares                 8,010,283
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                          4,095,055
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares                               296,318
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares                  12,578,824
AIM VI Fin Serv, Ser II          AIM V.I. Financial Services Fund, Series II Shares                  5,324,957
AIM VI Global Hlth Care, Ser II  AIM V.I. Global Health Care Fund, Series II Shares                 15,574,816
AIM VI Intl Gro, Ser II          AIM V.I. International Growth Fund, Series II Shares              348,135,160
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares                           3,112,265
AB VPS Global Tech, Cl B         AllianceBernstein VPS Global Technology Portfolio (Class B)         4,626,437
AB VPS Gro & Inc, Cl B           AllianceBernstein VPS Growth and Income Portfolio (Class B)        49,071,187
                                 AllianceBernstein VPS International Value Portfolio (Class
AB VPS Intl Val, Cl B            B)                                                                388,188,909
AB VPS Lg Cap Gro, Cl B          AllianceBernstein VPS Large Cap Growth Portfolio (Class B)          1,356,597
AC VP Intl, Cl I                 American Century VP International, Class I                          6,586,992
AC VP Intl, Cl II                American Century VP International, Class II                        15,058,444
AC VP Mid Cap Val, Cl II         American Century VP Mid Cap Value, Class II                       109,119,194
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                             15,115,881
AC VP Val, Cl I                  American Century VP Value, Class I                                 47,602,806
AC VP Val, Cl II                 American Century VP Value, Class II                                53,638,487
Calvert VS Social Bal            Calvert Variable Series, Inc. Social Balanced Portfolio             2,920,560
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B                 17,225,072
Col Marsico Gro, VS Cl A         Columbia Marsico Growth Fund, Variable Series, Class A            538,240,755
                                 Columbia Marsico International Opportunities Fund, Variable
Col Marsico Intl Opp, VS Cl B    Series, Class B                                                    71,322,302
CS Commodity Return              Credit Suisse Trust - Commodity Return Strategy Portfolio          67,943,197
CS U.S. Eq Flex III              Credit Suisse Trust - U.S. Equity Flex III Portfolio                  312,234
CS U.S. Eq Flex I                Credit Suisse Trust - U.S. Equity Flex I Portfolio                         --
                                 Dreyfus Variable Investment Fund International Equity
Drey VIF Intl Eq, Serv           Portfolio, Service Shares                                           5,463,284
                                 Dreyfus Variable Investment Fund International Value
Drey VIF Intl Val, Serv          Portfolio, Service Shares                                           2,208,136
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund                          214,096,221
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2                   6,972,468
EG VA Intl Eq, Cl 2              Evergreen VA International Equity Fund - Class 2                    8,587,247
--------------------------------------------------------------------------------------------------------------


                                          RIVERSOURCE VARIABLE ACCOUNT 10    73

SUBACCOUNT                       FUND                                                                PURCHASES
--------------------------------------------------------------------------------------------------------------
Fid VIP Contrafund, Serv Cl 2    Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2        $  585,835,096
Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service Class            19,487,398
Fid VIP Gro & Inc, Serv Cl 2     Fidelity(R) VIP Growth & Income Portfolio Service Class 2          37,954,648
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class                    55,318,284
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2                 480,024,692
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class                   13,062,090
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2                 42,556,739
FTVIPT Frank Global Real Est,
  Cl 2                           FTVIPT Franklin Global Real Estate Securities Fund - Class 2       95,478,183
FTVIPT Frank Sm Cap Val, Cl 2    FTVIPT Franklin Small Cap Value Securities Fund - Class 2          33,913,463
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2                     26,395,441
                                 FTVIPT Templeton Developing Markets Securities Fund - Class
FTVIPT Temp Dev Mkts Sec, Cl 1   1                                                                  28,614,305
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2                  5,084,290
GS VIT Mid Cap Val, Inst         Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares         6,885,951
                                 Goldman Sachs VIT Structured Small Cap Equity
GS VIT Structd Sm Cap Eq, Inst   Fund - Institutional Shares                                           618,737
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                                        12,219,799
                                 Janus Aspen Series Global Technology Portfolio: Service
Janus Aspen Global Tech, Serv    Shares                                                              1,923,887
Janus Aspen Overseas, Serv       Janus Aspen Series Overseas Portfolio: Service Shares              48,822,243
Janus Aspen Janus, Serv          Janus Aspen Series Janus Portfolio: Service Shares                442,211,945
Janus Aspen Enterprise, Serv     Janus Aspen Series Enterprise Portfolio: Service Shares             3,445,454
                                 Lazard Retirement International Equity Portfolio - Service
Lazard Retire Intl Eq, Serv      Shares                                                              2,372,216
                                 Legg Mason Partners Variable Small Cap Growth Portfolio,
LM Ptnrs Var Sm Cap Gro, Cl I    Class I                                                             3,899,194
MFS Inv Gro Stock, Serv Cl       MFS(R) Investors Growth Stock Series - Service Class                9,026,761
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class                        13,562,466
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class                         17,969,363
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                            90,662,349
                                 Neuberger Berman Advisers Management Trust International
NB AMT Intl, Cl S                Portfolio (Class S)                                               169,018,882
                                 Neuberger Berman Advisers Management Trust Socially
NB AMT Soc Responsive, Cl S      Responsive Portfolio (Class S)                                      1,216,976
Oppen Global Sec VA, Serv        Oppenheimer Global Securities Fund/VA, Service Shares              17,806,642
Oppen Main St Sm Cap VA, Serv    Oppenheimer Main Street Small Cap Fund/VA, Service Shares          12,464,385
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares                766,113,424
Oppen Val VA, Serv               Oppenheimer Value Fund/VA, Service Shares                           1,770,448
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class                520,866,212
Pioneer Eq Inc VCT, Cl II        Pioneer Equity Income VCT Portfolio - Class II Shares               5,387,326
Pioneer Intl Val VCT, Cl II      Pioneer International Value VCT Portfolio - Class II Shares           455,071
Put VT Global Hlth Care, Cl IB   Putnam VT Global Health Care Fund - Class IB Shares                 1,777,163
Put VT Intl Eq, Cl IB            Putnam VT International Equity Fund - Class IB Shares              14,220,244
                                 Putnam VT International New Opportunities Fund - Class IB
Put VT Intl New Opp, Cl IB       Shares                                                              1,265,695
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares                    166,650
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                                822,188
Royce Micro-Cap, Invest Cl       Royce Capital Fund - Micro-Cap Portfolio, Investment Class         10,605,515
Disc Asset Alloc, Aggr           RVST Disciplined Asset Allocation Portfolios - Aggressive          11,776,541
Disc Asset Alloc, Conserv        RVST Disciplined Asset Allocation Portfolios - Conservative        28,533,770
Disc Asset Alloc, Mod            RVST Disciplined Asset Allocation Portfolios - Moderate            48,436,223
                                 RVST Disciplined Asset Allocation Portfolios - Moderately
Disc Asset Alloc, Mod Aggr       Aggressive                                                         32,471,833
                                 RVST Disciplined Asset Allocation Portfolios - Moderately
Disc Asset Alloc, Mod Conserv    Conservative                                                       28,480,915
                                 RVST RiverSource Partners Variable Portfolios - Fundamental
RVS Ptnrs VP Fundamental Val     Value Fund                                                        380,610,967
                                 RVST RiverSource Partners Variable Portfolio - Select Value
RVS Ptnrs VP Select Val          Fund                                                                1,877,353
                                 RVST RiverSource Partners Variable Portfolio - Small Cap
RVS Ptnrs VP Sm Cap Val          Value Fund                                                        329,270,005
RVS VP Bal                       RVST RiverSource Variable Portfolio - Balanced Fund                28,424,214
RVS VP Cash Mgmt                 RVST RiverSource Variable Portfolio - Cash Management Fund        637,802,339
RVS VP Div Bond                  RVST RiverSource Variable Portfolio - Diversified Bond Fund     1,218,294,236
                                 RVST RiverSource Variable Portfolio - Diversified Equity
RVS VP Div Eq Inc                Income Fund                                                       841,816,644
RVS VP Global Bond               RVST RiverSource Variable Portfolio - Global Bond Fund            448,605,977
RVS VP Global Inflation Prot     RVST RiverSource Variable Portfolio - Global Inflation
  Sec                            Protected Securities Fund                                         350,016,435
Sel VP Gro                       RVST Seligman Variable Portfolio - Growth Fund                      4,202,985
RVS VP Hi Yield Bond             RVST RiverSource Variable Portfolio - High Yield Bond Fund          9,466,386
                                 RVST RiverSource Variable Portfolio - Income Opportunities
RVS VP Inc Opp                   Fund                                                              220,127,878
RVS VP Dyn Eq                    RVST RiverSource Variable Portfolio - Dynamic Equity Fund          97,981,565
Sel VP Lg Cap Val                RVST Seligman Variable Portfolio - Larger-Cap Value Fund            2,459,730
RVS VP Mid Cap Gro               RVST RiverSource Variable Portfolio - Mid Cap Growth Fund           3,364,568
RVS VP Mid Cap Val               RVST RiverSource Variable Portfolio - Mid Cap Value Fund          155,216,757
RVS VP S&P 500                   RVST RiverSource Variable Portfolio - S&P 500 Index Fund           20,465,235
                                 RVST RiverSource Variable Portfolio - Short Duration U.S.
RVS VP Short Duration            Government Fund                                                   110,340,992
Sel VP Sm Cap Val                RVST Seligman Variable Portfolio - Smaller-Cap Value Fund          12,443,763
THDL VP Emer Mkts                RVST Threadneedle Variable Portfolio - Emerging Markets Fund      384,975,416
                                 RVST Threadneedle Variable Portfolio - International
THDL VP Intl Opp                 Opportunity Fund                                                   11,110,934
--------------------------------------------------------------------------------------------------------------


 74    RIVERSOURCE VARIABLE ACCOUNT 10

SUBACCOUNT                       FUND                                                                PURCHASES
--------------------------------------------------------------------------------------------------------------
Third Ave Val                    Third Avenue Value Portfolio                                   $   16,618,090
                                 Van Kampen Life Investment Trust Comstock Portfolio, Class
VanK LIT Comstock, Cl II         II Shares                                                         280,025,284
VanK UIF Global Real Est, Cl II  Van Kampen UIF Global Real Estate Portfolio, Class II Shares      210,907,140
VanK UIF Mid Cap Gro, Cl II      Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares           36,050,499
Wanger Intl                      Wanger International                                              283,554,162
Wanger USA                       Wanger USA                                                        190,058,581
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund                     12,363,297
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund                    3,719,428
WF Adv VT Opp                    Wells Fargo Advantage VT Opportunity Fund                          18,978,269
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund                     32,843,763
--------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    75

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2008:

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                      SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.67             $0.72             $1.12             $0.86             $  --
0.75%                                             0.65              0.71              1.09              0.84                --
0.85%                                               --              0.69                --              0.63                --
0.95%                                             0.64              0.70              1.07              0.83                --
1.00%                                               --              0.74                --              0.88                --
1.05%                                               --              0.68                --              0.63                --
1.10%                                               --              0.68                --              0.63                --
1.20%                                               --              0.73                --              0.86                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.68                --              0.63              1.46
1.30%                                               --              0.68                --              0.63                --
1.45%                                               --              0.68                --              0.62                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                                 DYN,            FIN SERV,         FIN SERV,        GLOBAL HLTH        INTL GRO,
PRICE LEVEL                                      SER I             SER I            SER II         CARE, SER II         SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.74             $0.44             $  --             $0.81             $0.93
0.75%                                             0.73              0.43                --              0.80              0.93
0.85%                                               --                --              0.36              0.85              0.83
0.95%                                             0.72              0.42                --              0.80              0.92
1.00%                                             0.78              0.45                --              0.80              0.92
1.05%                                               --                --              0.36              0.84              0.82
1.10%                                               --                --              0.36              0.84              0.82
1.20%                                             0.77              0.44                --              0.79              0.92
1.25%                                               --                --                --                --                --
1.25%                                               --                --              0.36              0.84              0.82
1.30%                                               --                --              0.36              0.84              0.82
1.45%                                               --                --              0.36              0.83              0.81
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AB VPS            AB VPS            AB VPS            AB VPS
                                                 TECH,         GLOBAL TECH,       GRO & INC,         INTL VAL,        LG CAP GRO,
PRICE LEVEL                                      SER I             CL B              CL B              CL B              CI B
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.48             $0.71             $0.81             $1.24             $  --
0.75%                                             0.47              0.71              0.80              1.23                --
0.85%                                               --              0.71              0.72              0.60              0.74
0.95%                                             0.46              0.70              0.78              1.21                --
1.00%                                             0.54              0.70              0.85              1.25                --
1.05%                                               --              0.71              0.71              0.60              0.73
1.10%                                               --              0.71              0.71              0.60              0.73
1.20%                                             0.53              0.70              0.84              1.24                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.71              0.71              0.60              0.73
1.30%                                               --              0.71              0.71              0.60              0.73
1.45%                                               --              0.70              0.71              0.59              0.73
-----------------------------------------------------------------------------------------------------------------------------------




 76    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,             INTL,         MID CAP VAL,         ULTRA,             VAL,
PRICE LEVEL                                      CL I              CL II             CL II             CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.85             $0.93             $0.68             $0.69             $1.30
0.75%                                             0.83              0.92              0.68              0.69              1.28
0.85%                                               --                --              0.84              0.72                --
0.95%                                             0.82              0.91              0.67              0.69              1.25
1.00%                                               --              1.05              0.67              0.68                --
1.05%                                               --                --              0.83              0.72                --
1.10%                                               --                --              0.83              0.72                --
1.20%                                               --              1.03              0.67              0.68                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --              0.83              0.71              1.87
1.30%                                               --                --              0.83              0.71                --
1.45%                                               --                --              0.83              0.71                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP            CALVERT             COL               COL               COL
                                                 VAL,            VS SOCIAL         HI YIELD,       MARSICO GRO,      MARSICO INTL
PRICE LEVEL                                      CL II              BAL             VS CL B           VS CL A        OPP, VS CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.10             $0.79             $0.81             $0.72             $0.65
0.75%                                             1.08              0.78              0.81              0.72              0.65
0.85%                                             0.79                --              0.82              0.77              0.73
0.95%                                             1.07              0.76              0.80              0.71              0.65
1.00%                                             1.06              0.87              0.80              0.71              0.64
1.05%                                             0.79                --              0.81              0.76              0.73
1.10%                                             0.79                --              0.81              0.76              0.73
1.20%                                             1.05              0.86              0.80              0.71              0.64
1.25%                                               --                --                --                --                --
1.25%                                             0.78                --              0.81              0.76              0.72
1.30%                                             0.78                --              0.81              0.76              0.72
1.45%                                             0.78                --              0.80              0.75              0.72
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS                CS                CS             DREY VIF        DREY VIF INTL
                                               COMMODITY          U.S. EQ           U.S. EQ          INTL EQ,            VAL,
PRICE LEVEL                                     RETURN           FLEX III           FLEX I             SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.75             $0.89             $  --             $  --             $  --
0.75%                                             0.74              0.87                --                --                --
0.85%                                             0.78                --                --              0.78              0.74
0.95%                                             0.74              0.86                --                --                --
1.00%                                             0.74                --                --                --                --
1.05%                                             0.77                --                --              0.78              0.74
1.10%                                             0.77                --                --              0.78              0.74
1.20%                                             0.73                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.77                --              0.88              0.78              0.73
1.30%                                             0.77                --                --              0.77              0.73
1.45%                                             0.77                --                --              0.77              0.73
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    77

                                                 EV VT             EG VA             EG VA            FID VIP           FID VIP
                                               FLOATING-        FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
PRICE LEVEL                                    RATE INC        LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.76             $0.81             $1.07             $0.69             $0.75
0.75%                                             0.75              0.80              1.06              0.68              0.74
0.85%                                             0.75              0.80              0.77              0.73                --
0.95%                                             0.75              0.79              1.05              0.68              0.73
1.00%                                             0.75              0.87              1.05              0.68                --
1.05%                                             0.74              0.79              0.77              0.72                --
1.10%                                             0.74              0.79              0.77              0.72                --
1.20%                                             0.74              0.86              1.04              0.68                --
1.25%                                               --                --                --                --                --
1.25%                                             0.74              0.79              0.77              0.72                --
1.30%                                             0.74              0.79              0.76              0.72                --
1.45%                                             0.74              0.79              0.76              0.71                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.82             $2.21             $1.43             $0.89             $1.08
0.75%                                             0.81              2.17              1.41              0.87              1.06
0.85%                                               --                --              0.75                --              0.75
0.95%                                             0.80              2.13              1.39              0.86              1.05
1.00%                                             0.83                --              1.35                --              1.16
1.05%                                               --                --              0.74                --              0.75
1.10%                                               --                --              0.74                --              0.74
1.20%                                             0.81                --              1.33                --              1.14
1.25%                                               --                --                --                --                --
1.25%                                               --                --              0.74                --              0.74
1.30%                                               --                --              0.74                --              0.74
1.45%                                               --                --              0.74                --              0.74
-----------------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT            FTVIPT
                                             FRANK GLOBAL      FRANK SM CAP      MUTUAL SHARES     TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                 REAL EST, CL 2       VAL, CL 2         SEC, CL 2         SEC, CL 1         SEC, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.48             $1.61             $0.98             $  --             $1.18
0.75%                                             1.45              1.58              0.97                --              1.16
0.85%                                             0.55              0.70              0.73                --                --
0.95%                                             1.42              1.55              0.96                --              1.14
1.00%                                             1.06              1.18              1.01                --                --
1.05%                                             0.54              0.70              0.73                --                --
1.10%                                             0.54              0.70              0.73                --                --
1.20%                                             1.05              1.16              0.99                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.53              0.70              0.73              0.84                --
1.30%                                             0.54              0.69              0.72                --                --
1.45%                                             0.53              0.69              0.72                --                --
-----------------------------------------------------------------------------------------------------------------------------------




 78    RIVERSOURCE VARIABLE ACCOUNT 10

                                                GS VIT            GS VIT            GS VIT          JANUS ASPEN       JANUS ASPEN
                                                MID CAP       STRUCTD SM CAP     STRUCTD U.S.         GLOBAL           OVERSEAS,
PRICE LEVEL                                    VAL, INST         EQ, INST          EQ, INST         TECH, SERV           SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.74             $1.09             $0.72             $0.29             $0.82
0.75%                                             1.71              1.07              0.71              0.29              0.81
0.85%                                               --                --              0.69                --                --
0.95%                                             1.68              1.05              0.70              0.28              0.80
1.00%                                             1.24                --              0.84              0.72              1.40
1.05%                                               --                --              0.68                --                --
1.10%                                               --                --              0.68                --                --
1.20%                                             1.22                --              0.83              0.71              1.38
1.25%                                               --                --                --                --                --
1.25%                                               --                --              0.68                --                --
1.30%                                               --                --              0.68                --                --
1.45%                                               --                --              0.68                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN         LAZARD         LM PTNRS VAR         MFS INV
                                                JANUS,          ENTERPRISE,       RETIRE INTL       SM CAP GRO,       GRO STOCK,
PRICE LEVEL                                      SERV              SERV            EQ, SERV            CL I             SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.63             $0.41             $0.87             $0.60             $0.49
0.75%                                             0.63              0.41              0.86              0.60              0.48
0.85%                                             0.63                --                --              0.60              0.76
0.95%                                             0.63              0.40              0.84              0.60              0.48
1.00%                                             0.63                --              1.21              0.60              0.75
1.05%                                             0.63                --                --              0.60              0.75
1.10%                                             0.63                --                --              0.60              0.75
1.20%                                             0.63                --              1.20              0.59              0.74
1.25%                                               --                --                --                --                --
1.25%                                             0.63                --                --              0.59              0.75
1.30%                                             0.63                --                --              0.59              0.75
1.45%                                             0.63                --                --              0.59              0.74
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS               MFS             NB AMT          NB AMT SOC
                                               NEW DIS,        TOTAL RETURN,      UTILITIES,           INTL,          RESPONSIVE,
PRICE LEVEL                                     SERV CL           SERV CL           SERV CL            CL S              CL S
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.62             $0.99             $1.41             $0.57             $  --
0.75%                                             0.61              0.98              1.39              0.57                --
0.85%                                               --              0.88              0.97              0.64              0.73
0.95%                                             0.60              0.97              1.37              0.57                --
1.00%                                             0.71              0.97              1.71              0.56                --
1.05%                                               --              0.88              0.96              0.64              0.72
1.10%                                               --              0.88              0.96              0.63              0.72
1.20%                                             0.70              0.96              1.69              0.56                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.87              0.96              0.63              0.72
1.30%                                               --              0.87              0.96              0.63              0.72
1.45%                                               --              0.87              0.95              0.63              0.72
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    79

                                                 OPPEN             OPPEN             OPPEN             OPPEN             PIMCO
                                              GLOBAL SEC      MAIN ST SM CAP    STRATEGIC BOND        VAL VA,       VIT ALL ASSET,
PRICE LEVEL                                    VA, SERV          VA, SERV          VA, SERV            SERV           ADVISOR CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.96             $0.87             $1.08             $  --             $0.94
0.75%                                             0.95              0.86              1.07                --              0.93
0.85%                                             0.73              0.66              1.00              0.65              0.96
0.95%                                             0.94              0.85              1.06                --              0.93
1.00%                                             0.94              0.85              1.05                --              0.93
1.05%                                             0.72              0.66              0.99              0.65              0.95
1.10%                                             0.72              0.66              0.99              0.65              0.95
1.20%                                             0.93              0.84              1.04                --              0.92
1.25%                                               --                --                --                --                --
1.25%                                             0.72              0.66              0.99              0.64              0.95
1.30%                                             0.72              0.65              0.98              0.64              0.95
1.45%                                             0.72              0.65              0.98              0.64              0.94
-----------------------------------------------------------------------------------------------------------------------------------

                                                PIONEER           PIONEER           PUT VT            PUT VT            PUT VT
                                              EQ INC VCT,      INTL VAL VCT,      GLOBAL HLTH        INTL EQ,          INTL NEW
PRICE LEVEL                                      CL II             CL II          CARE, CL IB          CL IB          OPP, CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.01             $0.62             $0.92             $0.99             $0.80
0.75%                                             0.99              0.62              0.90              0.98              0.78
0.85%                                               --                --                --                --                --
0.95%                                             0.98              0.61              0.89              0.96              0.77
1.00%                                             1.02              0.61              0.92              1.05                --
1.05%                                               --                --                --                --                --
1.10%                                               --                --                --                --                --
1.20%                                             1.01              0.61              0.91              1.04                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.30%                                               --                --                --                --                --
1.45%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT             ROYCE             DISC              DISC
                                               NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
PRICE LEVEL                                      CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $0.60             $1.99             $0.70             $0.84
0.75%                                               --              0.59              1.95              0.71              0.84
0.85%                                               --                --                --              0.71              0.84
0.95%                                               --              0.58              1.92              0.71              0.84
1.00%                                               --              0.73                --              0.71              0.84
1.05%                                               --                --                --              0.71              0.84
1.10%                                               --                --                --              0.71              0.84
1.20%                                               --              0.72                --              0.71              0.84
1.25%                                               --                --                --                --                --
1.25%                                             0.94                --                --              0.71              0.84
1.30%                                               --                --                --              0.71              0.84
1.45%                                               --                --                --              0.71              0.84
-----------------------------------------------------------------------------------------------------------------------------------





 80    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 DISC              DISC              DISC            RVS PTNRS         RVS PTNRS
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,     VP FUNDAMENTAL       VP SELECT
PRICE LEVEL                                       MOD            MOD AGGR         MOD CONSERV           VAL               VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.76             $0.73             $0.79             $0.69             $0.86
0.75%                                             0.76              0.74              0.80              0.68              0.85
0.85%                                             0.76              0.73              0.79              0.70              0.73
0.95%                                             0.76              0.73              0.79              0.68              0.84
1.00%                                             0.76              0.73              0.79              0.68              0.84
1.05%                                             0.76              0.73              0.79              0.70              0.72
1.10%                                             0.76              0.73              0.79              0.70              0.72
1.20%                                             0.76              0.73              0.79              0.67              0.83
1.25%                                               --                --                --                --                --
1.25%                                             0.76              0.73              0.79              0.69              0.72
1.30%                                             0.76              0.73              0.79              0.69              0.72
1.45%                                             0.76              0.73              0.79              0.69              0.72
-----------------------------------------------------------------------------------------------------------------------------------

                                                  RVS               RVS               RVS               RVS               RVS
                                               PTNRS VP             VP                VP                VP                VP
PRICE LEVEL                                   SM CAP VAL            BAL            CASH MGMT         DIV BOND         DIV EQ INC
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.24             $0.88             $1.25             $1.33             $1.16
0.75%                                             1.22              0.86              1.22              1.30              1.15
0.85%                                             0.72              0.79              1.07              1.02              0.71
0.95%                                             1.21              0.85              1.20              1.28              1.13
1.00%                                             1.14              0.94              1.10              1.12              1.14
1.05%                                             0.72              0.79              1.07              1.01              0.71
1.10%                                             0.71              0.79              1.07              1.01              0.71
1.20%                                             1.12              0.93              1.08              1.11              1.12
1.25%                                               --              0.78(1)           1.06(1)           1.01(1)             --
1.25%                                             0.71              1.30(2)           1.33(2)           1.40(2)           0.71
1.30%                                             0.71              0.78              1.06              1.01              0.71
1.45%                                             0.71              0.78              1.06              1.00              0.70
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP              SEL               RVS               RVS
                                                GLOBAL       GLOBAL INFLATION         VP            VP HI YIELD         VP INC
PRICE LEVEL                                      BOND            PROT SEC             GRO              BOND               OPP
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.55             $1.13             $0.42             $1.05             $0.95
0.75%                                             1.52              1.12              0.41              1.03              0.94
0.85%                                             1.11              1.10              0.64              0.81              0.88
0.95%                                             1.49              1.11              0.41              1.01              0.93
1.00%                                             1.45              1.11              0.66              1.08              0.93
1.05%                                             1.10              1.09              0.64              0.80              0.87
1.10%                                             1.10              1.09              0.64              0.80              0.87
1.20%                                             1.43              1.10              0.65              1.06              0.92
1.25%                                             1.10(1)             --                --              0.80(1)             --
1.25%                                             1.61(2)           1.09              0.63              1.13(2)           0.87
1.30%                                             1.10              1.09              0.63              0.80              0.87
1.45%                                             1.09              1.08              0.63              0.80              0.86
-----------------------------------------------------------------------------------------------------------------------------------





                                          RIVERSOURCE VARIABLE ACCOUNT 10    81

                                                  RVS             SEL VP            RVS VP            RVS VP              RVS
                                                  VP              LG CAP            MID CAP           MID CAP             VP
PRICE LEVEL                                     DYN EQ              VAL               GRO               VAL             S&P 500
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.57             $0.81             $0.78             $0.82             $0.66
0.75%                                             0.56              0.80              0.75              0.81              0.65
0.85%                                             0.68              0.69              0.65              0.65              0.74
0.95%                                             0.55              0.79              0.74              0.81              0.64
1.00%                                             0.70              0.79              0.76              0.81              0.84
1.05%                                             0.67              0.69              0.65              0.65              0.74
1.10%                                             0.67              0.69              0.64              0.65              0.74
1.20%                                             0.75              0.78              0.75              0.80              0.83
1.25%                                             0.67(1)             --              0.64(1)             --                --
1.25%                                             0.89(2)           0.68              0.59(2)           0.64              0.74
1.30%                                             0.67              0.68              0.64              0.64              0.73
1.45%                                             0.67              0.68              0.64              0.64              0.73
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            SEL VP             THDL              THDL              THIRD
                                                 SHORT            SM CAP              VP                VP                AVE
PRICE LEVEL                                    DURATION             VAL            EMER MKTS         INTL OPP             VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.30             $1.04             $1.33             $0.76             $1.79
0.75%                                             1.27              1.03              1.29              0.74              1.75
0.85%                                             1.04              0.63              0.84              0.78                --
0.95%                                             1.24              1.01              1.27              0.73              1.72
1.00%                                             1.09              0.97              1.69              1.15                --
1.05%                                             1.03              0.63              0.84              0.77                --
1.10%                                             1.03              0.63              0.84              0.77                --
1.20%                                             1.07              0.95              1.67              1.13                --
1.25%                                               --                --                --              0.77(1)             --
1.25%                                             1.03              0.63              0.84              0.99(2)             --
1.30%                                             1.03              0.63              0.84              0.77                --
1.45%                                             1.02              0.63              0.83              0.77                --
-----------------------------------------------------------------------------------------------------------------------------------

                                               VANK LIT          VANK UIF          VANK UIF
                                               COMSTOCK,        GLOBAL REAL         MID CAP           WANGER            WANGER
PRICE LEVEL                                      CL II          EST, CL II        GRO, CL II           INTL               USA
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.85             $0.62             $0.64             $1.44             $1.21
0.75%                                             0.85              0.61              0.64              1.42              1.18
0.85%                                             0.70              0.64              0.69              0.77              0.68
0.95%                                             0.84              0.61              0.63              1.39              1.16
1.00%                                             0.84              0.61              0.63              1.68              1.03
1.05%                                             0.70              0.64              0.69              0.77              0.67
1.10%                                             0.69              0.64              0.69              0.77              0.67
1.20%                                             0.83              0.61              0.63              1.66              1.02
1.25%                                               --                --                --                --                --
1.25%                                             0.69              0.64              0.69              0.76              0.67
1.30%                                             0.69              0.64              0.69              0.76              0.67
1.45%                                             0.69              0.63              0.68              0.76              0.67
-----------------------------------------------------------------------------------------------------------------------------------





 82    RIVERSOURCE VARIABLE ACCOUNT 10

                                                         WF ADV            WF ADV            WF ADV            WF ADV
                                                        VT ASSET           VT INTL             VT                VT
PRICE LEVEL                                               ALLOC             CORE               OPP           SM CAP GRO
                                                    ----------------------------------------------------------------------
0.55%                                                     $0.98             $0.81             $0.87             $0.79
0.75%                                                      0.96              0.80              0.86              0.78
0.85%                                                        --                --              0.70              0.75
0.95%                                                      0.95              0.79              0.84              0.76
1.00%                                                      1.00              0.93              0.88              0.88
1.05%                                                        --                --              0.70              0.75
1.10%                                                        --                --              0.70              0.75
1.20%                                                      0.98              0.91              0.87              0.87
1.25%                                                        --                --                --                --
1.25%                                                        --                --              0.69              0.74
1.30%                                                        --                --              0.69              0.74
1.45%                                                        --                --              0.69              0.74
--------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    83

The following is a summary of units outstanding at Dec. 31, 2008:

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                      SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.55%                                            334,582            494,520           118,029            71,084                --
0.75%                                         21,777,382         76,677,371         8,209,540        16,533,537                --
0.85%                                                 --          2,879,165                --         2,546,415                --
0.95%                                         19,004,099         38,700,474         8,401,950         9,784,103                --
1.00%                                                 --         12,622,269                --         2,198,647                --
1.05%                                                 --          1,890,611                --         1,749,877                --
1.10%                                                 --            451,510                --         1,144,386                --
1.20%                                                 --          5,453,300                --         1,232,216                --
1.25%                                                 --                 --                --                --                --
1.25%                                                 --             37,915                --            95,175        92,624,670
1.30%                                                 --            386,534                --           674,062                --
1.45%                                                 --            187,617                --            94,651                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         41,116,063        139,781,286        16,729,519        36,124,153        92,624,670
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                                 DYN,            FIN SERV,         FIN SERV,        GLOBAL HLTH        INTL GRO,
PRICE LEVEL                                      SER I             SER I            SER II         CARE, SER II         SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                              8,268            148,745                --            73,202         2,794,258
0.75%                                          4,638,942         13,624,616                --         8,014,268        99,289,542
0.85%                                                 --                 --         3,710,725         3,220,194       191,749,041
0.95%                                          2,583,014          8,723,313                --         5,239,869        53,710,631
1.00%                                            326,527          1,606,382                --           922,702        14,785,233
1.05%                                                 --                 --         2,598,539         1,901,521        82,817,368
1.10%                                                 --                 --         1,064,595           830,495        53,378,184
1.20%                                            185,524          1,015,940                --           665,335         7,388,621
1.25%                                                 --                 --                --                --                --
1.25%                                                 --                 --           141,747            21,300         2,466,960
1.30%                                                 --                 --           507,377           576,885        26,041,331
1.45%                                                 --                 --           602,776           138,029         3,345,475
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          7,742,275         25,118,996         8,625,759        21,603,800       537,766,644
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AB VPS            AB VPS            AB VPS            AB VPS
                                                 TECH,         GLOBAL TECH,       GRO & INC,         INTL VAL,        LG CAP GRO,
PRICE LEVEL                                      SER I             CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                            350,748             48,685           452,303         3,352,177                --
0.75%                                         19,001,391          3,749,739        84,420,059       202,780,132                --
0.85%                                                 --          1,964,104         5,991,900       295,091,221         1,324,916
0.95%                                          8,852,800          2,593,166        53,105,193       122,929,518                --
1.00%                                          2,807,566            425,307        10,044,630        29,486,152                --
1.05%                                                 --            867,570         3,338,549       134,103,085           905,464
1.10%                                                 --            587,365         1,591,882        87,243,773           150,304
1.20%                                          1,188,169            301,450         6,034,736        15,719,770                --
1.25%                                                 --                 --                --                --                --
1.25%                                                 --             38,402           213,001         5,357,523            11,979
1.30%                                                 --            279,646           800,020        45,368,200           205,660
1.45%                                                 --            114,443           193,030         7,867,773            50,202
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         32,200,674         10,969,877       166,185,303       949,299,324         2,648,525
-----------------------------------------------------------------------------------------------------------------------------------




 84    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,             INTL,         MID CAP VAL,         ULTRA,             VAL,
PRICE LEVEL                                      CL I              CL II             CI II             CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                              19,661          286,439          1,326,672             71,843          524,281
0.75%                                          16,842,431       32,735,556         54,402,232         12,809,425       28,575,616
0.85%                                                  --               --         74,526,856          3,394,814               --
0.95%                                          17,170,970       19,242,029         30,504,371          7,930,956       27,547,101
1.00%                                                  --        5,162,403          7,411,539          2,187,772               --
1.05%                                                  --               --         34,238,687          2,187,097               --
1.10%                                                  --               --         21,845,636            576,733               --
1.20%                                                  --        2,794,517          4,001,385          1,337,553               --
1.25%                                                  --               --                 --                 --               --
1.25%                                                  --               --          1,325,059             59,501       60,139,062
1.30%                                                  --               --         11,348,428            465,500               --
1.45%                                                  --               --          2,024,115            127,070               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          34,033,062       60,220,944        242,954,980         31,148,264      116,786,060
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP            CALVERT             COL               COL               COL
                                                 VAL,            VS SOCIAL         HI YIELD,       MARSICO GRO,      MARSICO INTL
PRICE LEVEL                                      CL II              BAL             VS CL B           VS CL A        OPP, VS CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                             483,039           23,623            402,184          6,505,956          730,412
0.75%                                          82,748,588       18,431,434         31,527,002        310,526,842       41,006,102
0.85%                                          10,332,687               --          8,519,188        391,001,605       10,806,445
0.95%                                          56,747,017       12,239,912         19,526,933        176,790,643       26,848,710
1.00%                                          13,643,336        1,873,029          6,782,759         42,915,163        5,120,790
1.05%                                           8,787,746               --          5,531,624        170,601,935        7,828,077
1.10%                                           3,834,803               --          2,026,539        110,062,252        4,367,476
1.20%                                           8,079,109        1,073,069          4,864,234         20,912,508        2,856,682
1.25%                                                  --               --                 --                 --               --
1.25%                                             477,178               --            321,068          5,685,402          414,803
1.30%                                           2,591,474               --          1,828,764         54,826,781        2,756,998
1.45%                                             939,425               --          1,097,232          8,301,700          886,641
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         188,664,402       33,641,067         82,427,527      1,298,130,787      103,623,136
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS                CS                CS             DREY VIF          DREY VIF
                                               COMMODITY          U.S. EQ           U.S. EQ          INTL EQ,          INTL VAL,
PRICE LEVEL                                     RETURN           FLEX III           FLEX I             SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                             506,006           18,221                 --                 --               --
0.75%                                          30,400,230        6,134,171                 --                 --               --
0.85%                                           6,606,217               --                 --          3,075,099        1,427,464
0.95%                                          22,010,674        5,548,570                 --                 --               --
1.00%                                           4,848,135               --                 --                 --               --
1.05%                                           4,551,520               --                 --          2,215,630          795,184
1.10%                                           3,330,004               --                 --          1,322,000          739,732
1.20%                                           2,963,150               --                 --                 --               --
1.25%                                                  --               --                 --                 --               --
1.25%                                             608,605               --         61,041,326            230,202           40,838
1.30%                                           1,652,619               --                 --            826,409          268,423
1.45%                                             882,629               --                 --            316,722           76,024
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          78,359,789       11,700,962         61,041,326          7,986,062        3,347,665
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    85

                                                 EV VT             EG VA             EG VA            FID VIP           FID VIP
                                               FLOATING-        FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
PRICE LEVEL                                    RATE INC        LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                           2,025,446            46,682           408,178          8,517,858          225,656
0.75%                                         119,740,803        11,156,921        12,644,933        398,514,764       58,689,796
0.85%                                         165,980,725         1,826,913         4,122,737        379,750,804               --
0.95%                                          79,726,546         8,058,921         8,283,333        237,020,331       55,844,015
1.00%                                          18,361,678         1,155,756         3,851,499         53,545,757               --
1.05%                                          85,447,304         1,756,980         2,444,314        170,866,314               --
1.10%                                          52,811,861           508,382         1,393,567        108,729,691               --
1.20%                                          11,375,576           822,983         2,507,528         27,514,579               --
1.25%                                                  --                --                --                 --               --
1.25%                                           4,095,293            66,198            97,461          6,247,130               --
1.30%                                          33,620,621           633,639         1,018,080         55,331,067               --
1.45%                                           8,356,246           207,610           194,261          9,818,221               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         581,542,099        26,240,985        36,965,891      1,455,856,516      114,759,467
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                             963,423           491,867         3,823,302             48,307          771,064
0.75%                                         113,689,810        44,233,714       236,346,279         25,279,544       53,512,528
0.85%                                                  --                --       248,092,134                 --       10,112,648
0.95%                                          72,387,358        41,029,644       136,525,411         24,685,544       37,943,151
1.00%                                          14,570,137                --        38,796,942                 --        6,431,911
1.05%                                                  --                --       111,747,276                 --        5,706,737
1.10%                                                  --                --        70,934,980                 --        1,886,530
1.20%                                           8,328,390                --        20,609,850                 --        4,258,959
1.25%                                                  --                --                --                 --               --
1.25%                                                  --                --         4,269,965                 --          371,557
1.30%                                                  --                --        36,142,430                 --        1,669,733
1.45%                                                  --                --         6,011,020                 --          624,069
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         209,939,118        85,755,225       913,299,589         50,013,395      123,288,887
-----------------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT            FTVIPT
                                             FRANK GLOBAL      FRANK SM CAP      MUTUAL SHARES     TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                 REAL EST, CL 2       VAL, CL 2         SEC, CL 2         SEC, CL 1         SEC, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                             262,109           465,331           670,338                 --          171,122
0.75%                                          62,872,555        52,033,372        68,254,575                 --        8,600,484
0.85%                                          13,507,827        12,624,660        17,651,926                 --               --
0.95%                                          39,491,093        36,256,253        47,291,975                 --        9,247,099
1.00%                                           9,150,118         8,815,419        14,362,472                 --               --
1.05%                                           6,069,901         6,684,113        13,358,347                 --               --
1.10%                                           3,060,369         3,508,279         7,975,528                 --               --
1.20%                                           5,481,079         4,646,605         8,192,535                 --               --
1.25%                                                  --                --                --                 --               --
1.25%                                             374,096           273,952           862,052         75,507,838               --
1.30%                                           2,318,512         2,046,949         5,780,448                 --               --
1.45%                                             433,353           685,418         1,691,024                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         143,021,012       128,040,351       186,091,220         75,507,838       18,018,705
-----------------------------------------------------------------------------------------------------------------------------------




 86    RIVERSOURCE VARIABLE ACCOUNT 10

                                                GS VIT            GS VIT            GS VIT          JANUS ASPEN       JANUS ASPEN
                                                MID CAP       STRUCTD SM CAP     STRUCTD U.S.         GLOBAL           OVERSEAS,
PRICE LEVEL                                    VAL, INST         EQ, INST          EQ, INST         TECH, SERV           SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            1,059,519          10,654          1,127,653            21,777           275,017
0.75%                                           97,290,500       4,573,647        131,281,768        23,828,354        69,375,063
0.85%                                                   --              --          7,320,519                --                --
0.95%                                           65,990,317       5,063,750         87,685,490        16,670,558        54,115,811
1.00%                                           16,557,856              --         13,564,107           367,072         1,603,400
1.05%                                                   --              --          3,713,934                --                --
1.10%                                                   --              --          1,887,213                --                --
1.20%                                           10,447,894              --          7,206,880           133,953           985,538
1.25%                                                   --              --                 --                --                --
1.25%                                                   --              --            233,437                --                --
1.30%                                                   --              --            825,246                --                --
1.45%                                                   --              --            335,288                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          191,346,086       9,648,051        255,181,535        41,021,714       126,354,829
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN         LAZARD        LM PTNRS VAR SM       MFS INV
                                                JANUS,          ENTERPRISE,       RETIRE INTL        CAP GRO,         GRO STOCK,
PRICE LEVEL                                      SERV              SERV            EQ, SERV            CL I             SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            6,239,983          29,805            276,574           127,019           259,579
0.75%                                          238,471,987      23,256,813         49,465,730         1,524,252        63,755,237
0.85%                                          430,106,512              --                 --         1,683,165         1,141,172
0.95%                                          128,192,290      15,191,217         36,022,067         1,202,673        44,360,260
1.00%                                           33,657,743              --          3,562,105           443,067         4,927,467
1.05%                                          182,177,265              --                 --           928,535           807,002
1.10%                                          119,626,594              --                 --           405,831           556,220
1.20%                                           16,905,800              --          2,272,143           130,077         2,427,165
1.25%                                                   --              --                 --                --                --
1.25%                                            5,624,421              --                 --            16,495           165,849
1.30%                                           57,558,933              --                 --           291,887           478,766
1.45%                                            7,616,942              --                 --           102,680           223,988
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        1,226,178,470      38,477,835         91,598,619         6,855,681       119,102,705
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS               MFS             NB AMT          NB AMT SOC
                                               NEW DIS,        TOTAL RETURN,      UTILITIES,           INTL,          RESPONSIVE,
PRICE LEVEL                                     SERV CL           SERV CL           SERV CL            CL S              CL S
                                           ----------------------------------------------------------------------------------------
0.55%                                               92,497         257,404            821,249         1,970,943                --
0.75%                                           32,038,898      27,797,845         67,988,825        78,811,467                --
0.85%                                                   --       8,001,862         18,558,588       119,726,122           833,148
0.95%                                           22,830,729      16,634,014         43,832,157        41,078,879                --
1.00%                                            2,718,139       8,375,447          6,021,135        10,873,400                --
1.05%                                                   --       6,154,717         10,996,456        49,940,499           614,658
1.10%                                                   --       2,816,259          4,902,934        32,228,593           441,516
1.20%                                            1,850,637       5,661,066          4,697,841         5,047,646                --
1.25%                                                   --              --                 --                --                --
1.25%                                                   --         607,479            436,478         1,455,200            69,763
1.30%                                                   --       2,842,499          3,917,485        15,088,546           155,088
1.45%                                                   --         842,005          1,003,491         1,894,513            84,044
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           59,530,900      79,990,597        163,176,639       358,115,808         2,198,217
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    87

                                                 OPPEN             OPPEN             OPPEN             OPPEN             PIMCO
                                              GLOBAL SEC      MAIN ST SM CAP    STRATEGIC BOND        VAL VA,       VIT ALL ASSET,
PRICE LEVEL                                    VA, SERV          VA, SERV          VA, SERV            SERV           ADVISOR CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            777,210           646,459           8,497,657              --           4,627,806
0.75%                                         36,705,334        27,205,348         569,070,333              --         228,911,853
0.85%                                          7,145,054         7,813,979         420,661,172       1,604,241         346,274,533
0.95%                                         24,949,709        18,860,697         395,297,855              --         131,660,654
1.00%                                          8,456,142         7,256,325          82,157,199              --          31,669,207
1.05%                                          5,426,132         5,372,851         222,193,555       1,236,337         158,174,171
1.10%                                          2,482,848         3,709,685         133,106,908         557,531         101,672,743
1.20%                                          4,437,175         3,183,875          58,676,811              --          18,405,592
1.25%                                                 --                --                  --              --                  --
1.25%                                            521,106           261,826          11,659,407          73,878           5,994,714
1.30%                                          1,611,931         1,924,751          90,371,518         440,545          54,963,803
1.45%                                            693,339           349,534          21,802,559         322,705           9,429,990
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         93,205,980        76,585,330       2,013,494,974       4,235,237       1,091,785,066
-----------------------------------------------------------------------------------------------------------------------------------

                                                PIONEER           PIONEER           PUT VT            PUT VT            PUT VT
                                              EQ INC VCT,      INTL VAL VCT,      GLOBAL HLTH        INTL EQ,          INTL NEW
PRICE LEVEL                                      CL II             CL II          CARE, CL IB          CL IB          OPP, CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                             51,623             1,723             111,413          90,603              55,513
0.75%                                         16,672,481         2,949,284          15,247,879      20,501,696          26,132,884
0.85%                                                 --                --                  --              --                  --
0.95%                                         11,354,735         1,474,082           8,550,511      13,381,157          22,216,528
1.00%                                          2,700,337           150,181           2,705,053       2,476,243                  --
1.05%                                                 --                --                  --              --                  --
1.10%                                                 --                --                  --              --                  --
1.20%                                          1,295,981           153,781           1,192,440       1,497,175                  --
1.25%                                                 --                --                  --              --                  --
1.25%                                                 --                --                  --              --                  --
1.30%                                                 --                --                  --              --                  --
1.45%                                                 --                --                  --              --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         32,075,157         4,729,051          27,807,296      37,946,874          48,404,925
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT             ROYCE             DISC              DISC
                                               NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
PRICE LEVEL                                      CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --           221,350              80,869         547,300                 462
0.75%                                                 --        25,511,348          12,387,969       6,187,988          11,486,633
0.85%                                                 --                --                  --         876,606           1,568,798
0.95%                                                 --        20,077,211          11,919,281       3,115,383           7,435,743
1.00%                                                 --           600,640                  --          87,810           1,581,838
1.05%                                                 --                --                  --         494,261             775,972
1.10%                                                 --                --                  --         169,338             435,909
1.20%                                                 --           263,524                  --          65,849           1,505,543
1.25%                                                 --                --                  --              --                  --
1.25%                                         71,705,241                --                  --          13,998             107,101
1.30%                                                 --                --                  --         196,692             275,060
1.45%                                                 --                --                  --          11,124             253,287
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         71,705,241        46,674,073          24,388,119      11,766,349          25,426,346
-----------------------------------------------------------------------------------------------------------------------------------




 88    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 DISC              DISC              DISC            RVS PTNRS         RVS PTNRS
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,     VP FUNDAMENTAL       VP SELECT
PRICE LEVEL                                       MOD            MOD AGGR         MOD CONSERV           VAL               VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                                 294            67,406                341         4,640,773            73,773
0.75%                                          25,616,854        16,957,909         11,804,569       183,634,773         6,409,296
0.85%                                           2,113,753         1,980,084          1,295,070       315,690,327           670,885
0.95%                                          15,034,148         9,299,453          8,524,461        98,708,416         3,806,863
1.00%                                           2,012,837         1,761,805            829,220        25,635,861           766,117
1.05%                                           1,254,485           763,777            660,414       135,010,099           682,033
1.10%                                             633,768           965,174            324,353        88,037,155            95,250
1.20%                                           1,183,836           466,317            993,493        12,895,958           613,700
1.25%                                                  --                --                 --                --                --
1.25%                                              77,929            52,164            140,805         4,317,439            31,508
1.30%                                             781,871           705,097            264,187        42,821,756           144,883
1.45%                                             656,372            44,104            421,016         5,980,919           118,555
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          49,366,147        33,063,290         25,257,929       917,373,476        13,412,863
-----------------------------------------------------------------------------------------------------------------------------------

                                                  RVS               RVS               RVS               RVS               RVS
                                               PTNRS VP             VP                VP                VP                VP
PRICE LEVEL                                   SM CAP VAL            BAL            CASH MGMT         DIV BOND         DIV EQ INC
                                           ----------------------------------------------------------------------------------------
0.55%                                           3,352,745           601,903         10,988,286         8,140,047         8,564,930
0.75%                                         156,844,802        61,707,319        399,214,317       610,707,397       530,216,409
0.85%                                         309,935,374         2,681,857         97,398,827       788,507,388       581,358,836
0.95%                                          85,345,437        51,094,805        290,094,588       430,992,576       329,220,189
1.00%                                          23,170,368         2,967,298         51,260,063        93,379,102        64,717,330
1.05%                                         131,215,077         2,259,805         78,386,136       396,543,690       252,045,764
1.10%                                          85,155,513         1,156,628         37,394,563       248,818,203       159,468,652
1.20%                                          11,505,771         2,378,395         39,093,996        63,727,975        36,755,159
1.25%                                                  --           134,173(1)      12,816,552(1)     18,072,199(1)             --
1.25%                                           3,929,528        63,701,335(2)      52,399,249(2)     74,131,607(2)      9,200,790
1.30%                                          40,608,784           621,726         30,883,306       147,501,926        78,564,240
1.45%                                           5,050,298           374,971         21,134,877        31,169,998        12,673,168
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         856,113,697       189,680,215      1,121,064,760     2,911,692,108     2,062,785,467
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP              SEL               RVS               RVS
                                                GLOBAL       GLOBAL INFLATION         VP            VP HI YIELD         VP INC
PRICE LEVEL                                      BOND            PROT SEC             GRO              BOND               OPP
                                           ----------------------------------------------------------------------------------------
0.55%                                           2,861,461         2,306,667          2,601,422           712,545         2,233,181
0.75%                                         201,728,213       171,392,662        180,649,751       147,297,183       128,652,781
0.85%                                         259,518,115       159,104,784          3,524,294        13,873,781       209,056,281
0.95%                                         142,773,297       113,443,633        116,109,820       125,862,474        76,770,302
1.00%                                          26,925,040        23,320,982         12,689,192        13,015,658        19,611,974
1.05%                                         130,419,638        81,236,100          2,743,008        10,347,147        95,420,462
1.10%                                          79,448,630        48,592,562          1,180,609         2,850,235        59,935,013
1.20%                                          18,675,293        17,318,682          6,110,088        11,972,724        11,539,828
1.25%                                           6,375,913(1)             --                 --           714,032(1)             --
1.25%                                          24,386,931(2)      3,984,798            110,445        42,231,376(2)      3,301,888
1.30%                                          47,521,320        30,532,774            585,539         2,938,499        31,637,714
1.45%                                           9,621,145         7,066,773            206,042         1,461,066         4,855,042
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         950,254,996       658,300,417        326,510,210       373,276,720       643,014,466
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    89

                                                  RVS             SEL VP            RVS VP            RVS VP              RVS
                                                  VP              LG CAP            MID CAP           MID CAP             VP
PRICE LEVEL                                     DYN EQ              VAL               GRO               VAL             S&P 500
                                           ----------------------------------------------------------------------------------------
0.55%                                           1,397,402            67,114           242,166         1,657,590         1,446,745
0.75%                                         301,682,462         5,696,138        38,729,554        76,989,249       100,420,242
0.85%                                           1,237,132           794,264         1,407,059        94,510,590         4,519,763
0.95%                                         180,806,528         2,900,279        25,503,598        45,362,485        73,795,088
1.00%                                          18,985,803           582,335         2,134,606         9,681,728         7,849,412
1.05%                                             913,531           542,537           950,667        41,871,295         3,648,846
1.10%                                             365,994            99,997           309,449        25,171,256         1,025,614
1.20%                                           7,478,560           583,791         1,169,855         5,048,866         5,854,415
1.25%                                             123,420(1)             --            46,177(1)             --                --
1.25%                                         171,960,627(2)          4,875        43,646,676(2)      1,355,715           213,564
1.30%                                             443,541           159,193           152,661        12,410,407         1,062,029
1.45%                                              85,996            23,201            80,734         1,748,806           475,746
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         685,480,996        11,453,724       114,373,202       315,807,987       200,311,464
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            SEL VP             THDL              THDL              THIRD
PRICE LEVEL                                      SHORT            SM CAP              VP                VP                AVE
-----------                                    DURATION             VAL            EMER MKTS         INTL OPP             VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                           1,393,673           112,758         2,437,171         1,079,555           123,078
0.75%                                         125,698,228        26,621,006       111,551,151        55,411,979        16,208,807
0.85%                                          18,319,220         1,212,912       170,447,418         3,440,205                --
0.95%                                         108,777,916        18,734,416        61,879,039        42,730,007        15,599,608
1.00%                                          12,804,391         2,382,750        11,453,365         3,748,204                --
1.05%                                          13,686,085           744,537        71,157,189         3,287,660                --
1.10%                                           3,556,236           263,065        45,351,704         1,655,811                --
1.20%                                          13,971,810         1,315,220         5,786,755         2,196,555                --
1.25%                                                  --                --                --           145,077(1)             --
1.25%                                           1,011,172            22,021         2,146,433        68,927,594(2)             --
1.30%                                           5,026,384           122,502        21,216,440         1,341,652                --
1.45%                                           2,702,814            21,902         2,601,465           181,914                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         306,947,929        51,553,089       506,028,130       184,146,213        31,931,493
-----------------------------------------------------------------------------------------------------------------------------------

                                               VANK LIT          VANK UIF          VANK UIF
                                               COMSTOCK,        GLOBAL REAL         MID CAP           WANGER            WANGER
PRICE LEVEL                                      CL II          EST, CL II        GRO, CL II           INTL               USA
                                           ----------------------------------------------------------------------------------------
0.55%                                           3,700,133         1,960,720           270,248         2,432,981         3,271,785
0.75%                                         227,595,374        88,969,495        17,545,582       142,735,670       176,482,846
0.85%                                         251,842,860       117,565,988         4,975,067       120,530,484       123,418,202
0.95%                                         120,655,728        50,325,807        11,265,700        88,898,507       117,299,321
1.00%                                          43,693,859        14,095,438         2,776,221        16,310,865        28,343,552
1.05%                                         107,604,361        50,443,363         2,825,415        53,866,501        53,861,215
1.10%                                          70,084,528        32,801,314         2,003,236        32,472,197        34,099,357
1.20%                                          21,700,987         7,112,725         1,487,006         8,509,220        14,444,374
1.25%                                                  --                --                --                --                --
1.25%                                           3,644,943         1,623,651           162,971         1,818,673         2,064,005
1.30%                                          34,546,185        15,704,699         1,340,043        16,160,427        16,958,049
1.45%                                           5,242,654         2,112,040           268,175         2,385,625         2,339,521
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         890,311,612       382,715,240        44,919,664       486,121,150       572,582,227
-----------------------------------------------------------------------------------------------------------------------------------




 90    RIVERSOURCE VARIABLE ACCOUNT 10

                                                         WF ADV            WF ADV            WF ADV            WF ADV
                                                        VT ASSET           VT INTL             VT                VT
PRICE LEVEL                                               ALLOC             CORE               OPP           SM CAP GRO
                                                    ----------------------------------------------------------------------
0.55%                                                       4,338             1,180           181,851           258,403
0.75%                                                  25,423,212         5,126,437        22,799,087        29,487,809
0.85%                                                          --                --         1,766,645         5,756,853
0.95%                                                  19,991,897         3,896,782        13,584,885        19,000,271
1.00%                                                   2,738,896           498,388         3,344,042         3,049,622
1.05%                                                          --                --         1,079,910         3,443,769
1.10%                                                          --                --           883,423         1,466,960
1.20%                                                   1,710,717           156,840         1,471,554         1,359,732
1.25%                                                          --                --                --                --
1.25%                                                          --                --            39,555           182,631
1.30%                                                          --                --           295,785         1,062,682
1.45%                                                          --                --            67,161           333,867
--------------------------------------------------------------------------------------------------------------------------
Total                                                  49,869,060         9,679,627        45,513,898        65,402,599
--------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    91

The following is a summary of net assets at Dec. 31, 2008:

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                      SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   222,791       $   355,921      $    131,606      $     60,936      $         --
0.75%                                          14,288,020        54,378,550         8,985,506        13,960,687                --
0.85%                                                  --         1,973,335                --         1,617,742                --
0.95%                                          12,234,672        27,053,553         9,031,110         8,151,439                --
1.00%                                                  --         9,391,262                --         1,924,023                --
1.05%                                                  --         1,289,319                --         1,103,251                --
1.10%                                                  --           307,506                --           720,654                --
1.20%                                                  --         4,008,069                --         1,063,606                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --            25,720                --            59,707       136,521,974
1.30%                                                  --           261,919                --           422,215                --
1.45%                                                  --           126,675                --            59,080                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $26,745,483       $99,171,829      $ 18,148,222      $ 29,143,340      $136,521,974
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                                 DYN,            FIN SERV,         FIN SERV,        GLOBAL HLTH        INTL GRO,
PRICE LEVEL                                      SER I             SER I            SER II         CARE, SER II         SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                         $     6,087       $    64,715      $         --      $     58,896      $  2,611,700
0.75%                                           3,373,531         5,838,161                --         6,421,717        92,236,608
0.85%                                                  --                --         1,368,044         2,728,161       158,616,570
0.95%                                           1,852,286         3,684,503                --         4,176,098        49,570,498
1.00%                                             256,094           719,429                --           734,423        13,623,737
1.05%                                                  --                --           933,952         1,602,628        68,163,364
1.10%                                                  --                --           382,183           699,120        43,877,324
1.20%                                             143,514           448,682                --           526,792         6,765,093
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --            50,699            17,862         2,020,195
1.30%                                                  --                --           181,234           483,110        21,298,423
1.45%                                                  --                --           214,506           115,171         2,725,779
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 5,631,512       $10,755,490      $  3,130,618      $ 17,563,978      $461,509,291
-----------------------------------------------------------------------------------------------------------------------------------

                                                  AIM             AB VPS            AB VPS            AB VPS            AB VPS
                                               VI TECH,        GLOBAL TECH,       GRO & INC,         INTL VAL,        LG CAP GRO,
PRICE LEVEL                                      SER I             CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   167,375       $    34,569      $    365,393      $  4,221,637      $         --
0.75%                                           8,934,314         2,650,436        67,340,843       248,633,179                --
0.85%                                                  --         1,404,020         4,313,432       177,742,102           975,420
0.95%                                           4,101,255         1,821,451        41,652,033       148,616,109                --
1.00%                                           1,521,978           298,256         8,554,281        36,948,367                --
1.05%                                                  --           617,006         2,383,781        80,405,841           663,241
1.10%                                                  --           417,203         1,135,280        52,218,576           109,960
1.20%                                             635,153           210,054         5,068,885        19,424,307                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --            27,173           151,282         3,194,511             8,731
1.30%                                                  --           197,581           567,664        27,017,584           149,698
1.45%                                                  --            80,575           136,451         4,672,751            36,404
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $15,360,075       $ 7,758,324      $131,669,325      $803,094,964      $  1,943,454
-----------------------------------------------------------------------------------------------------------------------------------




 92    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,             INTL,         MID CAP VAL,         ULTRA,             VAL,
PRICE LEVEL                                      CL I              CL II             CL II             CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                        $     16,665       $   267,198      $    900,367      $     49,893      $    682,504
0.75%                                          14,041,871        30,111,024        36,801,441         8,837,877        36,591,004
0.85%                                                  --                --        62,546,086         2,448,550                --
0.95%                                          14,024,380        17,476,364        20,592,829         5,437,616        34,730,596
1.00%                                                  --         5,400,319         4,992,214         1,497,565                --
1.05%                                                  --                --        28,608,752         1,569,378                --
1.10%                                                  --                --        18,218,338           413,374                --
1.20%                                                  --         2,886,971         2,686,153           909,760                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --         1,100,847            42,370       113,347,280
1.30%                                                  --                --         9,416,164           331,923                --
1.45%                                                  --                --         1,673,110            90,283                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 28,082,916       $56,141,876      $187,536,301      $ 21,628,589      $185,351,384
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP            CALVERT             COL               COL               COL
                                                 VAL,            VS SOCIAL         HI YIELD,      MARSICO GRO, VS    MARSICO INTL
PRICE LEVEL                                      CL II              BAL             VS CL B            CL A          OPP, VS CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    531,611       $    18,674      $    326,798      $  4,783,268      $    476,245
0.75%                                          89,827,321        14,349,208        25,479,593       222,535,136        26,629,488
0.85%                                           8,192,022                --         6,945,042       299,373,741         7,918,617
0.95%                                          60,946,244         9,385,229        15,760,622       126,130,345        17,471,854
1.00%                                          14,457,331         1,626,794         5,445,511        30,542,345         3,298,769
1.05%                                           6,932,000                --         4,486,658       129,972,114         5,683,336
1.10%                                           3,021,182                --         1,641,692        83,739,857         3,166,816
1.20%                                           8,443,539           919,178         3,884,262        14,803,446         1,834,142
1.25%                                                  --                --                --                --                --
1.25%                                             374,505                --           259,110         4,309,399           299,611
1.30%                                           2,031,162                --         1,473,902        41,503,029         1,988,999
1.45%                                             733,584                --           881,012         6,260,521           637,193
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $195,490,501       $26,299,083      $ 66,584,202      $963,953,201      $ 69,405,070
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS                CS                CS             DREY VIF          DREY VIF
                                               COMMODITY          U.S. EQ           U.S. EQ          INTL EQ,          INTL VAL,
PRICE LEVEL                                     RETURN           FLEX III           FLEX I             SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    378,748       $    16,195      $         --      $         --      $         --
0.75%                                          22,607,951         5,355,864                --                --                --
0.85%                                           5,137,825                --                --         2,409,266         1,056,725
0.95%                                          16,288,100         4,752,702                --                --                --
1.00%                                           3,580,846                --                --                --                --
1.05%                                           3,529,057                --                --         1,727,168           585,542
1.10%                                           2,573,099                --                --         1,029,198           544,054
1.20%                                           2,176,826                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                             468,631                --        54,325,711           178,529            29,921
1.30%                                           1,270,530                --                --           640,146           196,418
1.45%                                             679,351                --                --           244,396            55,420
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 58,690,964       $10,124,761      $ 54,325,711      $  6,228,703      $  2,468,080
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    93

                                                 EV VT             EG VA             EG VA            FID VIP           FID VIP
                                               FLOATING-        FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
PRICE LEVEL                                    RATE INC        LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,530,585      $     37,841      $    437,261     $    5,857,413     $    171,253
0.75%                                          90,088,352         8,914,326        13,411,317        272,840,908       43,517,910
0.85%                                         124,104,154         1,457,394         3,188,466        275,621,826               --
0.95%                                          59,702,072         6,374,749         8,705,800        161,561,393       40,647,494
1.00%                                          13,718,012         1,009,356         4,034,077         36,400,113               --
1.05%                                          63,573,475         1,394,478         1,880,776        123,395,985               --
1.10%                                          39,237,671           402,962         1,070,956         78,407,011               --
1.20%                                           8,446,346           721,502         2,600,238         18,600,083               --
1.25%                                                  --                --                --                 --               --
1.25%                                           3,031,047            52,301            74,596          4,487,872               --
1.30%                                          24,853,260           499,769           778,450         39,699,568               --
1.45%                                           6,153,774           163,155           147,976          7,017,758               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $434,438,748      $ 21,027,833      $ 36,329,913     $1,023,889,930     $ 84,336,657
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    790,570      $  1,098,410      $  5,484,968     $       42,957     $    830,205
0.75%                                          92,079,788        96,385,454       334,387,168         22,194,712       56,858,190
0.85%                                                  --                --       185,442,665                 --        7,591,268
0.95%                                          57,901,248        87,813,943       190,512,058         21,223,165       39,783,052
1.00%                                          12,038,831                --        52,291,783                 --        7,458,378
1.05%                                                  --                --        83,131,992                 --        4,257,421
1.10%                                                  --                --        52,688,586                 --        1,403,941
1.20%                                           6,786,880                --        27,404,165                 --        4,871,083
1.25%                                                  --                --                --                 --               --
1.25%                                                  --                --         3,159,600                 --          275,483
1.30%                                                  --                --        26,709,964                 --        1,236,563
1.45%                                                  --                --         4,425,517                 --          460,367
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $169,597,317      $185,297,807      $965,638,466     $   43,460,834     $125,025,951
-----------------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT            FTVIPT
                                             FRANK GLOBAL      FRANK SM CAP      MUTUAL SHARES     TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                 REAL EST, CL 2       VAL, CL 2         SEC, CL 2         SEC, CL 1         SEC, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    390,262      $    748,778      $    659,814     $           --     $    201,082
0.75%                                          91,228,599        82,280,773        66,325,471                 --       10,043,950
0.85%                                           7,362,897         8,868,670        12,887,185                 --               --
0.95%                                          56,347,248        56,318,069        45,252,978                 --       10,581,414
1.00%                                           9,709,440        10,376,316        14,471,911                 --               --
1.05%                                           3,295,181         4,671,537         9,703,473                 --               --
1.10%                                           1,657,635         2,448,861         5,785,976                 --               --
1.20%                                           5,741,397         5,394,452         8,155,243                 --               --
1.25%                                                  --                --                --                 --               --
1.25%                                             199,964           190,869           627,521         63,394,572               --
1.30%                                           1,249,403         1,421,628         4,172,409                 --               --
1.45%                                             234,061           475,268         1,224,766                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $177,416,087      $173,195,221      $169,266,747     $   63,394,572     $ 20,826,446
-----------------------------------------------------------------------------------------------------------------------------------




 94    RIVERSOURCE VARIABLE ACCOUNT 10

                                                GS VIT            GS VIT            GS VIT          JANUS ASPEN       JANUS ASPEN
                                                MID CAP       STRUCTD SM CAP     STRUCTD U.S.         GLOBAL           OVERSEAS,
PRICE LEVEL                                    VAL, INST         EQ, INST          EQ, INST         TECH, SERV           SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,843,786       $    11,581      $    828,656      $      6,380      $    226,392
0.75%                                         166,315,886         4,882,979        93,248,753         6,864,473        56,187,632
0.85%                                                  --                --         5,035,965                --                --
0.95%                                         110,805,223         5,328,420        61,217,836         4,766,256        43,204,857
1.00%                                          20,472,243                --        11,383,943           265,328         2,248,804
1.05%                                                  --                --         2,542,091                --                --
1.10%                                                  --                --         1,289,963                --                --
1.20%                                          12,746,416                --         5,965,688            95,495         1,363,279
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --           158,935                --                --
1.30%                                                  --                --           561,297                --                --
1.45%                                                  --                --           227,226                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $312,183,554       $10,222,980      $182,460,353      $ 11,997,932      $103,230,964
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN         LAZARD         LM PTNRS VAR         MFS INV
                                                JANUS,          ENTERPRISE,       RETIRE INTL       SM CAP GRO,       GRO STOCK,
PRICE LEVEL                                      SERV              SERV            EQ, SERV            CL I             SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  3,961,047       $    12,295      $    241,788      $     76,422      $    127,895
0.75%                                         150,882,052         9,431,357        42,497,829           913,845        30,905,698
0.85%                                         271,655,483                --                --         1,007,388           862,563
0.95%                                          80,832,113         6,060,610        30,491,609           718,623        21,137,192
1.00%                                          21,204,860                --         4,317,168           264,511         3,682,196
1.05%                                         114,679,209                --                --           553,884           606,905
1.10%                                          75,242,138                --                --           241,814           417,778
1.20%                                          10,615,359                --         2,740,382            77,394         1,788,866
1.25%                                                  --                --                --                --                --
1.25%                                           3,528,698                --                --             9,809           124,091
1.30%                                          36,081,852                --                --           173,304           357,767
1.45%                                           4,762,623                --                --            60,837           166,752
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $773,445,434       $15,504,262      $ 80,288,776      $  4,097,831      $ 60,177,703
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS               MFS             NB AMT          NB AMT SOC
                                               NEW DIS,        TOTAL RETURN,      UTILITIES,           INTL,          RESPONSIVE,
PRICE LEVEL                                     SERV CL           SERV CL           SERV CL            CL S              CL S
                                           ----------------------------------------------------------------------------------------
0.55%                                        $     56,998       $   255,256      $  1,158,977      $  1,126,741      $         --
0.75%                                          19,424,060        27,337,422        94,737,722        44,815,505                --
0.85%                                                  --         7,056,044        17,964,953        76,446,946           606,705
0.95%                                          13,605,693        16,173,787        60,214,652        23,244,419                --
1.00%                                           1,923,941         8,122,067        10,294,306         6,141,827                --
1.05%                                                  --         5,484,810        10,591,146        31,725,767           445,420
1.10%                                                  --         2,467,794         4,716,142        20,448,134           319,484
1.20%                                           1,292,032         5,434,842         7,922,015         2,835,774                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --           530,104           418,234           919,920            50,291
1.30%                                                  --         2,478,242         3,749,212         9,525,134           111,657
1.45%                                                  --           731,185           956,783         1,191,417            60,280
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 36,302,724       $76,071,553      $212,724,142      $218,421,584      $  1,593,837
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    95

                                                 OPPEN             OPPEN             OPPEN             OPPEN             PIMCO
                                              GLOBAL SEC      MAIN ST SM CAP    STRATEGIC BOND        VAL VA,       VIT ALL ASSET,
PRICE LEVEL                                    VA, SERV          VA, SERV          VA, SERV            SERV           ADVISOR CL
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   747,984       $   561,792     $    9,406,854      $        --     $    4,348,330
0.75%                                          34,922,188        23,422,946        607,806,185               --        214,021,337
0.85%                                           5,187,274         5,174,420        418,709,159        1,041,389        331,110,453
0.95%                                          23,541,516        16,123,242        418,535,755               --        122,587,167
1.00%                                           7,935,043         6,166,251         86,649,716               --         29,385,583
1.05%                                           3,952,054         3,539,939        220,174,372          798,795        150,507,268
1.10%                                           1,791,029         2,441,113        131,647,215          359,844         96,608,875
1.20%                                           4,122,516         2,678,681         61,232,202               --         16,996,452
1.25%                                                  --                --                 --               --                 --
1.25%                                             374,512           171,661         11,487,466           47,519          5,674,688
1.30%                                           1,156,925         1,260,113         88,919,440          283,025         51,960,836
1.45%                                             495,784           227,895         21,391,823          206,606          8,881,125
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $84,226,825       $61,768,053     $2,075,960,187      $ 2,737,178     $1,032,082,114
-----------------------------------------------------------------------------------------------------------------------------------

                                                PIONEER           PIONEER           PUT VT            PUT VT            PUT VT
                                              EQ INC VCT,      INTL VAL VCT,      GLOBAL HLTH        INTL EQ,          INTL NEW
PRICE LEVEL                                      CL II             CL II          CARE, CL IB          CL IB          OPP, CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                         $    51,997       $     1,112     $      102,086      $    89,685     $       44,393
0.75%                                          16,648,998         1,817,370         13,789,339       20,005,472         20,538,315
0.85%                                                  --                --                 --               --                 --
0.95%                                          11,116,894           904,464          7,619,128       12,880,734         17,118,629
1.00%                                           2,764,255            92,071          2,496,037        2,606,668                 --
1.05%                                                  --                --                 --               --                 --
1.10%                                                  --                --                 --               --                 --
1.20%                                           1,308,480            93,892          1,085,037        1,554,396                 --
1.25%                                                  --                --                 --               --                 --
1.25%                                                  --                --                 --               --                 --
1.30%                                                  --                --                 --               --                 --
1.45%                                                  --                --                 --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $31,890,624       $ 2,908,909     $   25,091,627      $37,136,955     $   37,701,337
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT             ROYCE             DISC              DISC
                                               NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
PRICE LEVEL                                      CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                           ----------------------------------------------------------------------------------------
0.55%                                         $        --       $   133,571     $      160,876      $   389,363     $          388
0.75%                                                  --        15,173,049         24,218,869        4,388,515          9,657,500
0.85%                                                  --                --                 --          621,277          1,318,110
0.95%                                                  --        11,696,451         22,992,984        2,206,498          6,243,225
1.00%                                                  --           435,828                 --           62,168          1,327,716
1.05%                                                  --                --                 --          349,828            651,097
1.10%                                                  --                --                 --          119,817            365,641
1.20%                                                  --           188,606                 --           46,560          1,262,005
1.25%                                                  --                --                 --               --                 --
1.25%                                          68,211,033                --                 --            9,894             89,745
1.30%                                                  --                --                 --          138,980            230,417
1.45%                                                  --                --                 --            7,905            211,957
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $68,211,033       $27,627,505     $   47,372,729      $ 8,340,805     $   21,357,801
-----------------------------------------------------------------------------------------------------------------------------------




 96    RIVERSOURCE VARIABLE ACCOUNT 10

                                                 DISC              DISC              DISC            RVS PTNRS         RVS PTNRS
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,     VP FUNDAMENTAL       VP SELECT
PRICE LEVEL                                       MOD            MOD AGGR         MOD CONSERV           VAL               VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                       $          223     $     49,293     $          270    $    3,204,160    $       63,461
0.75%                                           19,504,138       12,513,512          9,385,657       125,197,594         5,460,195
0.85%                                            1,625,218        1,487,107          1,029,001       221,197,915           488,676
0.95%                                           11,405,239        6,851,094          6,781,539        67,002,357         3,217,836
1.00%                                            1,526,080        1,293,531            658,198        17,361,236           644,578
1.05%                                            1,126,397          628,695            524,037        94,122,929           494,302
1.10%                                              480,183          708,190            257,294        61,298,686            68,944
1.20%                                              896,361          341,914            787,544         8,686,904           511,229
1.25%                                                   --               --                 --                --                --
1.25%                                               58,984           38,236            111,576         2,994,865            22,720
1.30%                                              591,689          516,677            209,278        29,666,008           104,343
1.45%                                              559,547           32,284            333,176         4,127,958            85,067
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $   37,774,059     $ 24,460,533     $   20,077,570    $  634,860,612    $   11,161,351
-----------------------------------------------------------------------------------------------------------------------------------

                                                  RVS               RVS               RVS               RVS               RVS
                                               PTNRS VP             VP                VP                VP                VP
PRICE LEVEL                                   SM CAP VAL            BAL            CASH MGMT         DIV BOND         DIV EQ INC
                                           ----------------------------------------------------------------------------------------
0.55%                                       $    4,151,407     $    743,067     $   13,682,152    $   10,808,188    $   10,069,709
0.75%                                          192,078,834       53,680,296        487,983,010       797,267,264       609,562,328
0.85%                                          222,937,472        2,121,509        104,647,720       802,804,499       414,777,613
0.95%                                          103,057,568       43,967,936        348,188,613       552,591,772       372,172,665
1.00%                                           26,384,953        2,862,129         56,214,406       104,777,889        74,100,986
1.05%                                           93,915,640        1,859,071         83,797,804       401,777,642       178,961,972
1.10%                                           60,866,868          909,193         39,929,990       251,761,178       113,066,063
1.20%                                           12,934,457        2,216,225         42,286,228        70,580,268        41,267,278
1.25%                                                   --          105,074(1)      13,633,961(1)     18,215,451(1)             --
1.25%                                            2,798,220       85,102,345(2)      69,609,604(2)    105,210,313(2)      6,498,247
1.30%                                           28,879,916          486,270         32,806,443       148,486,495        55,417,502
1.45%                                            3,578,203          292,183         22,368,164        31,260,205         8,913,957
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $  751,583,538     $194,345,298     $1,315,148,095    $3,295,541,164    $1,884,808,320
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP              SEL               RVS               RVS
                                                GLOBAL       GLOBAL INFLATION         VP            VP HI YIELD         VP INC
PRICE LEVEL                                      BOND            PROT SEC             GRO              BOND               OPP
                                           ----------------------------------------------------------------------------------------
0.55%                                       $    4,432,018     $  2,603,981     $    1,084,545    $      748,426    $    2,112,487
0.75%                                          307,052,178      192,268,540         75,094,857       152,317,691       120,724,810
0.85%                                          288,066,229      174,634,608          2,258,704        11,205,660       183,104,149
0.95%                                          213,386,364      126,161,438         47,275,299       127,902,315        71,388,807
1.00%                                           39,123,391       25,877,758          8,339,601        14,056,799        18,197,648
1.05%                                          144,046,253       88,718,207          1,749,176         8,315,076        83,175,344
1.10%                                           87,624,960       53,000,071            761,892         2,297,270        52,166,583
1.20%                                           26,772,444       19,053,707          3,966,694        12,903,374        10,615,922
1.25%                                            7,005,752(1)            --                 --           570,893(1)             --
1.25%                                           39,494,098(2)     4,329,800             70,074        48,572,802(2)      2,863,073
1.30%                                           52,149,745       33,135,219            371,044         2,346,525        27,399,710
1.45%                                           10,518,344        7,640,073            130,070         1,162,323         4,188,964
-----------------------------------------------------------------------------------------------------------------------------------
Total                                       $1,219,671,776     $727,423,402     $  141,101,956    $  382,399,154    $  575,937,497
-----------------------------------------------------------------------------------------------------------------------------------




                                          RIVERSOURCE VARIABLE ACCOUNT 10    97

                                                  RVS             SEL VP            RVS VP            RVS VP              RVS
                                                  VP              LG CAP            MID CAP           MID CAP             VP
PRICE LEVEL                                     DYN EQ              VAL               GRO               VAL             S&P 500
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    797,874      $     54,082      $    187,792      $  1,361,681      $    952,926
0.75%                                         169,720,863         4,545,326        29,207,911        62,562,462        65,662,712
0.85%                                             835,232           547,784           913,236        61,524,423         3,355,973
0.95%                                         100,258,200         2,300,291        18,931,869        36,599,152        47,493,842
1.00%                                          13,298,634           458,934         1,630,846         7,803,640         6,605,771
1.05%                                             613,664           373,989           613,917        27,130,003         2,708,279
1.10%                                             245,545            68,529           208,160        16,282,830           756,745
1.20%                                           5,615,267           455,523           896,121         4,034,728         4,859,581
1.25%                                              82,490(1)             --            29,670(1)             --                --
1.25%                                         156,159,792(2)          3,328        25,886,021(2)        873,634           156,989
1.30%                                             296,073           108,557            97,972         7,987,721           779,674
1.45%                                              57,185            15,760            51,613         1,121,345           347,951
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $447,980,819      $  8,932,103      $ 78,655,128      $227,281,619      $133,680,443
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            SEL VP             THDL              THDL              THIRD
                                                 SHORT            SM CAP              VP                VP                AVE
PRICE LEVEL                                    DURATION             VAL            EMER MKTS         INTL OPP             VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  1,807,480      $    117,169      $  3,250,260      $    817,595      $    229,799
0.75%                                         159,773,255        27,392,827       144,143,164        41,238,214        28,557,132
0.85%                                          19,053,399           770,184       143,985,174         2,672,484                --
0.95%                                         135,611,605        18,850,514        78,598,343        31,323,623        26,923,266
1.00%                                          13,901,955         2,307,041        19,415,599         4,295,349                --
1.05%                                          14,162,685           470,396        59,812,785         2,541,137                --
1.10%                                           3,675,562           165,996        38,071,011         1,278,255                --
1.20%                                          14,974,219         1,262,808         9,671,040         2,482,645                --
1.25%                                                  --                --                --           111,572(1)             --
1.25%                                           1,041,176            13,843         1,795,083        68,654,689(2)             --
1.30%                                           5,168,981            76,909        17,720,862         1,030,507                --
1.45%                                           2,768,950            13,699         2,164,722           139,195                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $371,939,267      $ 51,441,386      $518,628,043      $156,585,265      $ 55,710,197
-----------------------------------------------------------------------------------------------------------------------------------

                                               VANK LIT          VANK UIF          VANK UIF
                                               COMSTOCK,        GLOBAL REAL         MID CAP           WANGER            WANGER
PRICE LEVEL                                      CL II          EST, CL II        GRO, CL II           INTL               USA
                                           ----------------------------------------------------------------------------------------
0.55%                                        $  3,162,167      $  1,211,942      $    172,599      $  3,512,613      $  3,948,120
0.75%                                         192,609,024        54,715,569        11,153,168       202,408,896       209,009,866
0.85%                                         176,142,886        75,666,093         3,448,523        93,042,397        83,341,139
0.95%                                         101,109,648        30,813,243         7,118,315       123,835,230       136,543,519
1.00%                                          36,513,819         8,608,381         1,751,849        27,372,478        29,337,759
1.05%                                          74,875,332        32,323,941         1,948,595        41,372,846        36,205,217
1.10%                                          48,706,491        20,977,657         1,379,794        24,909,277        22,881,232
1.20%                                          17,965,561         4,320,489           933,306        14,092,311        14,751,070
1.25%                                                  --                --                --                --                --
1.25%                                           2,523,580         1,034,513           111,831         1,389,811         1,379,754
1.30%                                          23,887,395         9,993,043           918,466        12,333,896        11,321,872
1.45%                                           3,611,342         1,338,961           183,081         1,813,800         1,556,054
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $681,107,245      $241,003,832      $ 29,119,527      $546,083,555      $550,275,602
-----------------------------------------------------------------------------------------------------------------------------------




 98    RIVERSOURCE VARIABLE ACCOUNT 10

                                                         WF ADV            WF ADV            WF ADV            WF ADV
                                                        VT ASSET           VT INTL             VT                VT
PRICE LEVEL                                               ALLOC             CORE               OPP           SM CAP GRO
                                                    ----------------------------------------------------------------------
0.55%                                                  $     4,231       $      960        $   158,152       $   203,711
0.75%                                                   24,529,351        4,122,618         19,543,384        22,891,426
0.85%                                                           --               --          1,237,480         4,321,080
0.95%                                                   18,995,674        3,085,768         11,476,347        14,535,222
1.00%                                                    2,730,823          461,261          2,941,230         2,694,906
1.05%                                                           --               --            752,562         2,571,688
1.10%                                                           --               --            614,916         1,094,213
1.20%                                                    1,682,450          143,155          1,276,469         1,185,091
1.25%                                                           --               --                 --                --
1.25%                                                           --               --             27,429           135,708
1.30%                                                           --               --            204,843           788,490
1.45%                                                           --               --             46,336           246,830
--------------------------------------------------------------------------------------------------------------------------
Total                                                  $47,942,529       $7,813,762        $38,279,148       $50,668,365
--------------------------------------------------------------------------------------------------------------------------



   (1) Applicable to RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access products only.
   (2) Applicable to FPA product only.


                                          RIVERSOURCE VARIABLE ACCOUNT 10    99

9.  FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2008 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2008         41,116            $0.67  to  $0.64        $26,745           --      0.55%      to 0.95%  (42.81%)    to (43.04%)
2007         57,018            $1.16  to  $1.13        $64,980           --      0.55%      to 0.95%   11.40%     to  10.95%
2006         72,809            $1.05  to  $1.02        $74,671        0.05%      0.55%      to 0.95%    5.72%     to   5.30%
2005         80,703            $0.99  to  $0.96        $78,514        0.06%      0.55%      to 0.95%    8.24%     to   7.81%
2004         86,822            $0.91  to  $0.89        $78,248           --      0.55%      to 0.95%    6.04%     to   5.62%
---------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2008        139,781            $0.72  to  $0.68        $99,172           --      0.55%      to 1.45%  (42.94%)    to (43.45%)
2007        165,546            $1.26  to  $1.19       $206,589           --      0.55%      to 1.45%   11.12%     to  10.12%
2006        198,366            $1.14  to  $1.08       $223,712           --      0.55%      to 1.45%    5.48%     to   8.06%(10)
2005        236,683            $1.08  to  $1.12       $254,026           --      0.55%      to 1.20%    7.98%     to   7.29%
2004         69,240            $1.00  to  $1.04        $68,891           --      0.55%      to 1.20%    5.75%     to   5.07%
---------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2008         16,730            $1.12  to  $1.07        $18,148           --      0.55%      to 0.95%  (47.32%)    to (47.53%)
2007         23,478            $2.12  to  $2.05        $48,483           --      0.55%      to 0.95%   10.23%     to   9.79%
2006         28,272            $1.92  to  $1.86        $53,160           --      0.55%      to 0.95%   15.88%     to  15.42%
2005         32,971            $1.66  to  $1.62        $53,665           --      0.55%      to 0.95%    9.01%     to   8.57%
2004         38,648            $1.52  to  $1.49        $57,869           --      0.55%      to 0.95%   14.87%     to  14.41%
---------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2008         36,124            $0.86  to  $0.62        $29,143           --      0.55%      to 1.45%  (47.42%)    to (47.89%)
2007         49,607            $1.63  to  $1.20        $76,866           --      0.55%      to 1.45%    9.94%     to   8.95%
2006         48,026            $1.48  to  $1.10        $69,832           --      0.55%      to 1.45%   15.62%     to   9.49%(10)
2005         42,661            $1.28  to  $1.32        $54,342           --      0.55%      to 1.20%    8.67%     to   7.97%
2004         36,244            $1.18  to  $1.22        $42,616           --      0.55%      to 1.20%   14.64%     to  13.89%
---------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2008         92,625            $1.46  to  $1.46       $136,522        1.92%      1.25%      to 1.25%  (31.01%)    to (31.01%)
2007        128,470            $2.11  to  $2.11       $273,531        0.92%      1.25%      to 1.25%    6.77%     to   6.77%
2006        199,591            $1.98  to  $1.98       $396,958        0.49%      1.25%      to 1.25%   15.26%     to  15.26%
2005        281,112            $1.72  to  $1.72       $484,439        1.38%      1.25%      to 1.25%    4.01%     to   4.01%
2004        351,566            $1.65  to  $1.65       $582,105        0.96%      1.25%      to 1.25%    7.62%     to   7.62%
---------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2008          7,742            $0.74  to  $0.77         $5,632           --      0.55%      to 1.20%  (48.36%)    to (48.70%)
2007         10,864            $1.43  to  $1.51        $15,341           --      0.55%      to 1.20%   11.57%     to  10.84%
2006         12,477            $1.28  to  $1.36        $15,850           --      0.55%      to 1.20%   15.48%     to  14.73%
2005         14,869            $1.11  to  $1.19        $16,410           --      0.55%      to 1.20%   10.12%     to   9.40%
2004         17,584            $1.01  to  $1.08        $17,670           --      0.55%      to 1.20%   12.72%     to  11.99%
---------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2008         25,119            $0.44  to  $0.44        $10,755        3.06%      0.55%      to 1.20%  (59.67%)    to (59.93%)
2007         16,657            $1.08  to  $1.10        $17,731        1.48%      0.55%      to 1.20%  (22.65%)    to (23.15%)
2006         21,798            $1.39  to  $1.43        $30,102        1.72%      0.55%      to 1.20%   15.81%     to  15.06%
2005         19,311            $1.20  to  $1.25        $23,108        1.42%      0.55%      to 1.20%    5.33%     to   4.65%
2004         19,444            $1.14  to  $1.19        $22,147        0.80%      0.55%      to 1.20%    8.08%     to   7.38%
---------------------------------------------------------------------------------------------------------------------------


 100    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER II
2008          8,626            $0.36  to  $0.36         $3,131        3.69%      0.85%      to 1.45%  (59.90%)    to (60.15%)
2007          3,427            $0.90  to  $0.89         $3,081        2.20%      0.85%      to 1.45%  (23.06%)    to (23.52%)
2006          1,364            $1.17  to  $1.17         $1,596        6.35%      0.85%      to 1.45%   16.10%(10) to  15.74%(10)
2005             --               --         --             --           --         --            --      --             --
2004             --               --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

AIM VI GLOBAL HLTH CARE, SER II
2008         21,604            $0.81  to  $0.83        $17,564           --      0.55%      to 1.45%  (29.17%)    to (29.81%)
2007         16,065            $1.14  to  $1.19        $18,500           --      0.55%      to 1.45%   10.90%     to   9.90%
2006         87,789            $1.03  to  $1.08        $91,682           --      0.55%      to 1.45%    3.11%(9)  to   8.12%(10)
2005             --               --         --             --           --         --            --      --             --
2004             --               --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2008        537,767            $0.93  to  $0.81       $461,509        0.72%      0.55%      to 1.45%  (40.87%)    to (41.40%)
2007        234,064            $1.58  to  $1.39       $342,381        0.86%      0.55%      to 1.45%   13.82%     to  12.79%
2006          5,226            $1.39  to  $1.23         $7,023        1.97%      0.55%      to 1.45%   27.18%     to  22.52%(10)
2005            247            $1.09  to  $1.09           $269        4.53%      0.55%      to 1.20%    8.28%(7)  to   8.17%(7)
2004             --               --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2008         32,201            $0.48  to  $0.53        $15,360           --      0.55%      to 1.20%  (44.81%)    to (45.17%)
2007         36,520            $0.86  to  $0.98        $31,644           --      0.55%      to 1.20%    7.11%     to   6.41%
2006         43,391            $0.81  to  $0.92        $35,223           --      0.55%      to 1.20%    9.88%     to   9.17%
2005         54,315            $0.73  to  $0.84        $40,261           --      0.55%      to 1.20%    1.61%     to   0.96%
2004         25,352            $0.72  to  $0.83        $18,466           --      0.55%      to 1.20%    4.06%     to   3.38%
---------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2008         10,970            $0.71  to  $0.70         $7,758           --      0.55%      to 1.45%  (47.75%)    to (48.22%)
2007         10,650            $1.36  to  $1.36        $14,458           --      0.55%      to 1.45%   19.23%     to  18.16%
2006         33,897            $1.14  to  $1.15        $38,748           --      0.55%      to 1.45%    7.79%     to  14.78%(10)
2005          3,446            $1.06  to  $1.06         $3,648           --      0.55%      to 1.20%    5.87%(7)  to   5.76%(7)
2004             --               --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2008        166,185            $0.81  to  $0.71       $131,669        1.86%      0.55%      to 1.45%  (41.02%)    to (41.55%)
2007        229,216            $1.37  to  $1.21       $309,274        1.21%      0.55%      to 1.45%    4.28%     to   3.34%
2006        255,691            $1.31  to  $1.17       $333,791        1.18%      0.55%      to 1.45%   16.34%     to  16.48%(10)
2005        277,477            $1.13  to  $1.20       $312,799        1.25%      0.55%      to 1.20%    4.02%     to   3.35%
2004        229,828            $1.09  to  $1.16       $249,752        0.71%      0.55%      to 1.20%   10.61%     to   9.90%
---------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2008        949,299            $1.24  to  $0.59       $803,095        0.88%      0.55%      to 1.45%  (53.54%)    to (53.96%)
2007        690,850            $2.68  to  $1.29     $1,443,988        0.99%      0.55%      to 1.45%    5.00%     to   4.05%
2006        453,282            $2.55  to  $1.24     $1,057,187        1.25%      0.55%      to 1.45%   34.38%     to  23.04%(10)
2005        292,660            $1.90  to  $1.92       $551,186        0.47%      0.55%      to 1.20%   15.88%     to  15.13%
2004        135,770            $1.64  to  $1.67       $221,322        0.41%      0.55%      to 1.20%   24.21%     to  23.40%
---------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2008          2,649            $0.74  to  $0.73         $1,943           --      0.85%      to 1.45%  (40.33%)    to (40.69%)
2007          2,447            $1.23  to  $1.22         $3,014           --      0.85%      to 1.45%   12.65%     to  11.97%
2006            667            $1.10  to  $1.09           $730           --      0.85%      to 1.45%    8.99%(10) to   8.66%(10)
2005             --               --         --             --           --         --            --      --             --
2004             --               --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------


                                         RIVERSOURCE VARIABLE ACCOUNT 10    101

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2008          34,033           $0.85  to  $0.82        $28,083        0.87%      0.55%      to 0.95%  (45.13%)    to (45.35%)
2007          45,040           $1.54  to  $1.49        $67,915        0.69%      0.55%      to 0.95%   17.41%     to  16.93%
2006          51,286           $1.32  to  $1.28        $66,174        1.64%      0.55%      to 0.95%   24.34%     to  23.85%
2005          58,674           $1.06  to  $1.03        $61,060        1.15%      0.55%      to 0.95%   12.63%     to  12.19%
2004          59,554           $0.94  to  $0.92        $55,192        0.54%      0.55%      to 0.95%   14.29%     to  13.84%
---------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2008          60,221           $0.93  to  $1.03        $56,142        0.69%      0.55%      to 1.20%  (45.20%)    to (45.56%)
2007          77,918           $1.70  to  $1.90       $132,920        0.54%      0.55%      to 1.20%   17.27%     to  16.51%
2006          84,429           $1.45  to  $1.63       $123,392        1.41%      0.55%      to 1.20%   24.06%     to  23.26%
2005          82,367           $1.17  to  $1.32        $97,265        0.91%      0.55%      to 1.20%   12.49%     to  11.76%
2004          63,756           $1.04  to  $1.18        $66,949        0.34%      0.55%      to 1.20%   14.14%     to  13.41%
---------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2008         242,955           $0.68  to  $0.83       $187,536        0.08%      0.55%      to 1.45%  (24.92%)    to (25.60%)
2007         258,311           $0.90  to  $1.11       $266,954        1.22%      0.55%      to 1.45%  (10.10%)(14)to  (3.84%)
2006           2,743           $1.16  to  $1.16         $3,176        2.31%      0.85%      to 1.45%   15.32%(10) to  14.97%(10)
2005              --              --         --             --           --         --            --      --             --
2004              --              --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2008          31,148           $0.69  to  $0.71        $21,629           --      0.55%      to 1.45%  (41.97%)    to (42.49%)
2007          30,854           $1.20  to  $1.24        $36,976           --      0.55%      to 1.45%   20.18%     to  19.09%
2006         202,331           $1.00  to  $1.04       $203,885           --      0.55%      to 1.45%   (3.92%)    to   3.52%(10)
2005          18,578           $1.04  to  $1.04        $19,240           --      0.55%      to 1.20%    3.73%(7)  to   3.62%(7)
2004              --              --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2008         116,786           $1.30  to  $1.87       $185,351        2.70%      0.55%      to 1.25%  (27.18%)    to (27.69%)
2007         177,323           $1.79  to  $2.58       $390,597        1.76%      0.55%      to 1.25%   (5.66%)    to  (6.32%)
2006         258,018           $1.89  to  $2.75       $627,151        1.48%      0.55%      to 1.25%   18.00%     to  17.18%
2005         341,956           $1.61  to  $2.35       $722,148        0.87%      0.55%      to 1.25%    4.46%     to   3.73%
2004         348,194           $1.54  to  $2.27       $713,848        0.97%      0.55%      to 1.25%   13.71%     to  12.92%
---------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2008         188,664           $1.10  to  $0.78       $195,491        2.48%      0.55%      to 1.45%  (27.20%)    to (27.86%)
2007         262,020           $1.51  to  $1.08       $377,643        1.42%      0.55%      to 1.45%   (5.83%)    to  (6.68%)
2006         279,304           $1.61  to  $1.16       $437,608        1.20%      0.55%      to 1.45%   17.82%     to  15.39%(10)
2005         281,618           $1.36  to  $1.32       $378,826        0.64%      0.55%      to 1.20%    4.28%     to   3.61%
2004         210,265           $1.31  to  $1.27       $272,314        0.73%      0.55%      to 1.20%   13.55%     to  12.81%
---------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2008          33,641           $0.79  to  $0.86        $26,299        2.23%      0.55%      to 1.20%  (31.70%)    to (32.14%)
2007          43,038           $1.16  to  $1.26        $49,435        2.28%      0.55%      to 1.20%    2.19%     to   1.53%
2006          49,741           $1.13  to  $1.24        $56,142        2.32%      0.55%      to 1.20%    8.18%     to   7.48%
2005          48,625           $1.05  to  $1.16        $50,853        1.93%      0.55%      to 1.20%    5.07%     to   4.39%
2004          42,435           $1.00  to  $1.11        $42,296        1.96%      0.55%      to 1.20%    7.66%     to   6.97%
---------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2008          82,428           $0.81  to  $0.80        $66,584       10.36%      0.55%      to 1.45%  (25.17%)    to (25.84%)
2007         106,093           $1.09  to  $1.08       $114,850        5.23%      0.55%      to 1.45%    1.14%     to   0.23%
2006         106,859           $1.07  to  $1.08       $114,552        3.44%      0.55%      to 1.45%    7.36%(8)  to   8.13%(10)
2005              --              --         --             --           --         --            --      --             --
2004              --              --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------


 102    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

COL MARSICO GRO, VS CL A
2008        1,298,131          $0.72  to  $0.75       $963,953        0.35%      0.55%      to 1.45%  (39.78%)    to (40.32%)
2007          766,013          $1.20  to  $1.26       $944,664        0.07%      0.55%      to 1.45%   16.83%     to  15.78%
2006          317,946          $1.02  to  $1.09       $331,754           --      0.55%      to 1.45%    2.95%(9)  to   8.65%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2008          103,623          $0.65  to  $0.72        $69,405        1.37%      0.55%      to 1.45%  (48.77%)    to (49.23%)
2007           80,923          $1.27  to  $1.42       $105,483        0.17%      0.55%      to 1.45%   19.02%     to  17.94%
2006          153,627          $1.07  to  $1.20       $169,998        0.53%      0.55%      to 1.45%    6.74%(9)  to  19.72%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2008           78,360          $0.75  to  $0.77        $58,691        1.33%      0.55%      to 1.45%  (34.09%)    to (34.69%)
2007           45,930          $1.13  to  $1.17        $52,380        4.11%      0.55%      to 1.45%   16.68%     to  15.63%
2006          139,243          $0.97  to  $1.01       $137,218        4.43%      0.55%      to 1.45%   (4.10%)(9) to   0.65%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX III
2008           11,701          $0.89  to  $0.86        $10,125           --      0.55%      to 0.95%  (38.65%)    to (38.89%)
2007           15,558          $1.45  to  $1.40        $22,004           --      0.55%      to 0.95%   11.07%     to  10.62%
2006           19,843          $1.30  to  $1.27        $25,343           --      0.55%      to 0.95%    1.34%     to   0.93%
2005           25,218          $1.29  to  $1.26        $31,881           --      0.55%      to 0.95%    6.39%     to   5.97%
2004           30,758          $1.21  to  $1.18        $36,657           --      0.55%      to 0.95%   12.50%     to  12.05%
---------------------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX I
2008           61,041          $0.88  to  $0.88        $54,326        0.08%      1.25%      to 1.25%  (35.41%)    to (35.41%)
2007           88,084          $1.37  to  $1.37       $121,104           --      1.25%      to 1.25%   (2.07%)    to  (2.07%)
2006          148,638          $1.40  to  $1.40       $208,262           --      1.25%      to 1.25%    3.47%     to   3.47%
2005          226,170          $1.35  to  $1.35       $305,959           --      1.25%      to 1.25%   (3.88%)    to  (3.88%)
2004          295,070          $1.40  to  $1.40       $415,056           --      1.25%      to 1.25%    9.49%     to   9.49%
---------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2008            7,986          $0.78  to  $0.77         $6,229        1.30%      0.85%      to 1.45%  (42.85%)    to (43.19%)
2007            5,140          $1.37  to  $1.36         $7,027        1.08%      0.85%      to 1.45%   15.85%     to  15.15%
2006            1,560          $1.18  to  $1.18         $1,845           --      0.85%      to 1.45%   18.06%(10) to  17.70%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2008            3,348          $0.74  to  $0.73         $2,468        2.17%      0.85%      to 1.45%  (38.01%)    to (38.38%)
2007            2,931          $1.19  to  $1.18         $3,492        1.00%      0.85%      to 1.45%    3.04%     to   2.42%
2006            1,167          $1.16  to  $1.16         $1,351           --      0.85%      to 1.45%   15.81%(10) to  15.45%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2008          581,542          $0.76  to  $0.74       $434,439        5.74%      0.55%      to 1.45%  (27.54%)    to (28.19%)
2007          469,434          $1.04  to  $1.03       $485,908        6.25%      0.55%      to 1.45%    1.08%     to   0.16%
2006          298,230          $1.03  to  $1.02       $306,684        6.14%      0.55%      to 1.45%    3.18%(9)  to   2.50%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------


                                         RIVERSOURCE VARIABLE ACCOUNT 10    103

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2008           26,241          $0.81  to  $0.79        $21,028        1.24%      0.55%      to 1.45%  (33.37%)    to (33.97%)
2007           27,463          $1.22  to  $1.19        $33,191        0.87%      0.55%      to 1.45%    7.42%     to   6.45%
2006           28,846          $1.13  to  $1.12        $32,620        0.98%      0.55%      to 1.45%   11.78%     to  11.31%(10)
2005           30,155          $1.01  to  $1.10        $30,645        0.82%      0.55%      to 1.20%    8.15%     to   7.45%
2004           23,448          $0.94  to  $1.02        $22,145        1.06%      0.55%      to 1.20%    8.33%     to   7.63%
---------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2008           36,966          $1.07  to  $0.76        $36,330           --      0.55%      to 1.45%  (41.92%)    to (42.44%)
2007           46,006          $1.84  to  $1.32        $79,458        2.23%      0.55%      to 1.45%   14.09%     to  13.07%
2006           45,619          $1.62  to  $1.17        $71,677        3.71%      0.55%      to 1.45%   22.21%     to  16.75%(10)
2005           33,531          $1.32  to  $1.31        $44,080        3.25%      0.55%      to 1.20%   15.04%     to  14.30%
2004            8,450          $1.15  to  $1.14         $9,684        2.51%      0.55%      to 1.20%   16.83%(4)  to  16.14%(4)
---------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2008        1,455,857          $0.69  to  $0.71     $1,023,890        0.96%      0.55%      to 1.45%  (43.01%)    to (43.52%)
2007        1,018,249          $1.21  to  $1.27     $1,258,736        0.89%      0.55%      to 1.45%   16.66%     to  15.61%
2006          622,501          $1.03  to  $1.09       $654,611        1.75%      0.55%      to 1.45%    3.50%(9)  to   8.94%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2008          114,759          $0.75  to  $0.73        $84,337        0.96%      0.55%      to 0.95%  (42.09%)    to (42.33%)
2007          154,280          $1.30  to  $1.26       $196,235        1.66%      0.55%      to 0.95%   11.38%     to  10.94%
2006          182,343          $1.17  to  $1.14       $209,031        0.85%      0.55%      to 0.95%   12.39%     to  11.95%
2005          216,583          $1.04  to  $1.01       $221,496        1.50%      0.55%      to 0.95%    6.94%     to   6.51%
2004          251,135          $0.97  to  $0.95       $241,008        0.79%      0.55%      to 0.95%    5.18%     to   4.76%
---------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2008          209,939          $0.82  to  $0.81       $169,597        0.85%      0.55%      to 1.20%  (42.22%)    to (42.59%)
2007          278,465          $1.42  to  $1.42       $390,431        1.39%      0.55%      to 1.20%   11.24%     to  10.52%
2006          329,942          $1.28  to  $1.28       $417,155        0.71%      0.55%      to 1.20%   12.24%     to  11.51%
2005          358,054          $1.14  to  $1.15       $404,610        1.30%      0.55%      to 1.20%    6.81%     to   6.12%
2004          353,479          $1.06  to  $1.09       $375,117        0.64%      0.55%      to 1.20%    4.95%     to   4.27%
---------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2008           85,755          $2.21  to  $2.13       $185,298        0.35%      0.55%      to 0.95%  (39.84%)    to (40.08%)
2007          109,849          $3.68  to  $3.56       $395,275        0.72%      0.55%      to 0.95%   14.85%     to  14.39%
2006          131,594          $3.20  to  $3.11       $413,296        0.26%      0.55%      to 0.95%   11.97%     to  11.53%
2005          144,212          $2.86  to  $2.79       $405,434        1.62%      0.55%      to 0.95%   17.56%     to  17.09%
2004          147,113          $2.43  to  $2.38       $352,910           --      0.55%      to 0.95%   24.09%     to  23.59%
---------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2008          913,300          $1.43  to  $0.74       $965,638        0.25%      0.55%      to 1.45%  (39.94%)    to (40.48%)
2007          738,939          $2.39  to  $1.24     $1,459,930        0.49%      0.55%      to 1.45%   14.70%     to  13.67%
2006          624,914          $2.08  to  $1.09     $1,208,847        0.16%      0.55%      to 1.45%   11.79%     to   8.10%(10)
2005          496,239          $1.86  to  $1.76       $908,519        1.41%      0.55%      to 1.20%   17.37%     to  16.61%
2004          356,492          $1.59  to  $1.51       $558,130           --      0.55%      to 1.20%   23.97%     to  23.17%
---------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2008           50,013          $0.89  to  $0.86        $43,461        2.20%      0.55%      to 0.95%  (44.17%)    to (44.40%)
2007           66,055          $1.59  to  $1.54       $103,079        3.12%      0.55%      to 0.95%   16.56%     to  16.09%
2007           76,349          $1.37  to  $1.33       $102,498        0.78%      0.55%      to 0.95%   17.30%     to  16.84%
2005           81,957          $1.16  to  $1.14        $93,982        0.57%      0.55%      to 0.95%   18.32%     to  17.85%
2004           86,132          $0.98  to  $0.96        $83,695        0.96%      0.55%      to 0.95%   12.86%     to  12.41%
---------------------------------------------------------------------------------------------------------------------------


 104    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2008        123,289            $1.08  to  $0.74       $125,026        2.18%      0.55%      to 1.45%  (44.27%)    to (44.77%)
2007        146,997            $1.93  to  $1.34       $272,379        2.91%      0.55%      to 1.45%   16.41%     to  15.36%
2006        151,362            $1.66  to  $1.16       $248,078        0.65%      0.55%      to 1.45%   17.13%     to  15.34%(10)
2005        136,453            $1.42  to  $1.53       $193,596        0.49%      0.55%      to 1.20%   18.13%     to  17.37%
2004        122,929            $1.20  to  $1.31       $147,870        0.73%      0.55%      to 1.20%   12.68%     to  11.95%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2008        143,021            $1.48  to  $0.53       $177,416        1.02%      0.55%      to 1.45%  (42.71%)    to (43.22%)
2007        204,660            $2.58  to  $0.94       $456,336        2.45%      0.55%      to 1.45%  (21.30%)    to (22.01%)
2006        257,421            $3.27  to  $1.20       $773,536        2.06%      0.55%      to 1.45%   19.92%     to  19.66%(10)
2005        266,642            $2.73  to  $1.97       $690,004        1.39%      0.55%      to 1.20%   12.85%     to  12.12%
2004        230,881            $2.42  to  $1.76       $533,004        1.86%      0.55%      to 1.20%   31.08%     to  30.23%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2008        128,040            $1.61  to  $0.69       $173,195        1.15%      0.55%      to 1.45%  (33.38%)    to (33.98%)
2007        157,429            $2.42  to  $1.05       $329,244        0.65%      0.55%      to 1.45%   (2.92%)    to  (3.79%)
2006        166,830            $2.49  to  $1.09       $380,878        0.64%      0.55%      to 1.45%   16.34%     to   7.75%(10)
2005        156,167            $2.14  to  $1.57       $316,893        0.75%      0.55%      to 1.20%    8.17%     to   7.47%
2004        118,566            $1.98  to  $1.46       $224,252        0.18%      0.55%      to 1.20%   23.07%     to  22.27%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2008        186,091            $0.98  to  $0.72       $169,267        2.85%      0.55%      to 1.45%  (37.45%)    to (38.01%)
2007        248,867            $1.57  to  $1.17       $367,471        1.44%      0.55%      to 1.45%    2.91%     to   1.98%
2006        207,209            $1.53  to  $1.15       $309,114        1.28%      0.55%      to 1.45%   17.73%     to  13.33%(10)
2005        151,140            $1.30  to  $1.34       $196,107        0.87%      0.55%      to 1.20%    9.95%     to   9.24%
2004         99,871            $1.18  to  $1.22       $118,373        0.76%      0.55%      to 1.20%   12.02%     to  11.29%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 1
2008         75,508            $0.84  to  $0.84        $63,395        3.01%      1.25%      to 1.25%  (53.21%)    to (53.21%)
2007        110,251            $1.79  to  $1.79       $197,632        2.56%      1.25%      to 1.25%   27.47%     to  27.47%
2006        179,403            $1.40  to  $1.40       $252,258        1.27%      1.25%      to 1.25%   26.84%     to  26.84%
2005        254,244            $1.10  to  $1.10       $281,629        1.43%      1.25%      to 1.25%   26.18%     to  26.18%
2004        274,586            $0.88  to  $0.88       $240,781        1.92%      1.25%      to 1.25%   23.28%     to  23.28%
---------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2008         18,019            $1.18  to  $1.14        $20,826        2.44%      0.55%      to 0.95%  (40.71%)    to (40.94%)
2007         25,304            $1.98  to  $1.94        $49,455        1.98%      0.55%      to 0.95%   14.82%     to  14.36%
2006         30,344            $1.73  to  $1.69        $51,831        1.25%      0.55%      to 0.95%   20.78%     to  20.30%
2005         36,373            $1.43  to  $1.41        $51,495        1.18%      0.55%      to 0.95%    9.57%     to   9.13%
2004         31,651            $1.30  to  $1.29        $41,042        1.04%      0.55%      to 0.95%   17.88%     to  17.41%
---------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2008        191,346            $1.74  to  $1.22       $312,184        0.90%      0.55%      to 1.20%  (37.40%)    to (37.80%)
2007        278,223            $2.78  to  $1.96       $726,483        0.70%      0.55%      to 1.20%    2.63%     to   1.97%
2006        327,755            $2.71  to  $1.92       $835,018        0.90%      0.55%      to 1.20%   15.53%     to  14.78%
2005        345,787            $2.34  to  $1.68       $765,494        0.70%      0.55%      to 1.20%   12.21%     to  11.48%
2004        226,018            $2.09  to  $1.50       $451,843        0.70%      0.55%      to 1.20%   25.19%     to  24.38%
---------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2008          9,648            $1.09  to  $1.05        $10,223        0.58%      0.55%      to 0.95%  (34.38%)    to (34.65%)
2007         13,830            $1.66  to  $1.60        $22,383        0.31%      0.55%      to 0.95%  (16.94%)    to (17.28%)
2006         19,072            $2.00  to  $1.94        $37,272        0.61%      0.55%      to 0.95%   11.66%     to  11.21%
2005         23,432            $1.79  to  $1.74        $41,091        0.23%      0.55%      to 0.95%    5.49%     to   5.07%
2004         26,859            $1.69  to  $1.66        $44,779        0.19%      0.55%      to 0.95%   15.69%     to  15.23%
---------------------------------------------------------------------------------------------------------------------------


                                         RIVERSOURCE VARIABLE ACCOUNT 10    105

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2008          255,182          $0.72  to  $0.68       $182,460        1.39%      0.55%      to 1.45%  (37.35%)    to (37.91%)
2007          366,725          $1.15  to  $1.09       $420,471        0.94%      0.55%      to 1.45%   (2.17%)    to  (3.05%)
2006          445,093          $1.18  to  $1.13       $524,191        1.05%      0.55%      to 1.45%   12.27%     to  11.89%(10)
2005          467,555          $1.05  to  $1.23       $492,636        1.00%      0.55%      to 1.20%    5.93%     to   5.24%
2004          253,878          $0.99  to  $1.17       $251,604        1.38%      0.55%      to 1.20%   14.31%     to  13.57%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2008           41,022          $0.29  to  $0.71        $11,998        0.09%      0.55%      to 1.20%  (44.28%)    to (44.64%)
2007           49,169          $0.53  to  $1.29        $25,957        0.34%      0.55%      to 1.20%   21.03%     to  20.24%
2006           54,174          $0.43  to  $1.07        $23,644           --      0.55%      to 1.20%    7.24%     to   6.54%
2005           57,634          $0.41  to  $1.01        $23,479           --      0.55%      to 1.20%   10.94%     to  10.22%
2004           65,787          $0.37  to  $0.91        $24,174           --      0.55%      to 1.20%    0.02%     to  (0.63%)
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2008          126,355          $0.82  to  $1.38       $103,231        1.14%      0.55%      to 1.20%  (52.49%)    to (52.80%)
2007          147,130          $1.73  to  $2.93       $252,914        0.45%      0.55%      to 1.20%   27.31%     to  26.48%
2006          142,098          $1.36  to  $2.32       $192,642        1.88%      0.55%      to 1.20%   45.83%     to  44.88%
2005          134,816          $0.93  to  $1.60       $125,579        1.08%      0.55%      to 1.20%   31.22%     to  30.37%
2004          139,788          $0.71  to  $1.23        $99,632        0.84%      0.55%      to 1.20%   18.04%     to  17.27%
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2008        1,226,178          $0.63  to  $0.63       $773,445        0.64%      0.55%      to 1.45%  (40.20%)    to (40.74%)
2007          747,893          $1.06  to  $1.06       $791,866        0.66%      0.55%      to 1.45%    6.28%(14) to   5.64%(14)
2006               --             --         --             --           --         --            --      --             --
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2008           38,478          $0.41  to  $0.40        $15,504        0.06%      0.55%      to 0.95%  (44.17%)    to (44.39%)
2007           45,767          $0.74  to  $0.72        $33,179        0.07%      0.55%      to 0.95%   21.07%     to  20.59%
2006           50,493          $0.61  to  $0.59        $30,258           --      0.55%      to 0.95%   12.69%     to  12.24%
2005           59,483          $0.54  to  $0.53        $31,715           --      0.55%      to 0.95%   11.41%     to  10.97%
2004           71,059          $0.49  to  $0.48        $34,099           --      0.55%      to 0.95%   19.82%     to  19.34%
---------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2008           91,599          $0.87  to  $1.20        $80,289        1.07%      0.55%      to 1.20%  (37.36%)    to (37.77%)
2007          131,001          $1.40  to  $1.92       $183,797        2.37%      0.55%      to 1.20%   10.17%     to   9.46%
2006          162,153          $1.27  to  $1.75       $207,522        1.00%      0.55%      to 1.20%   21.86%     to  21.07%
2005          188,675          $1.04  to  $1.45       $198,502        0.98%      0.55%      to 1.20%   10.04%     to   9.33%
2004          168,208          $0.94  to  $1.33       $160,817        0.54%      0.55%      to 1.20%   14.35%     to  13.61%
---------------------------------------------------------------------------------------------------------------------------

LM PTNRS VAR SM CAP GRO, CL I
2008            6,856          $0.60  to  $0.59         $4,098           --      0.55%      to 1.45%  (41.03%)    to (41.56%)
2007            3,951          $1.02  to  $1.01         $4,021           --      0.55%      to 1.45%    2.02%(13) to   1.39%(13)
2006               --             --         --             --           --         --            --      --             --
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2008          119,103          $0.49  to  $0.74        $60,178        0.30%      0.55%      to 1.45%  (37.33%)    to (37.89%)
2007          150,560          $0.79  to  $1.20       $120,724        0.09%      0.55%      to 1.45%   10.41%     to   9.42%
2006          187,890          $0.71  to  $1.10       $136,819           --      0.55%      to 1.45%    6.72%     to   9.33%(10)
2005          216,007          $0.67  to  $1.02       $146,971        0.14%      0.55%      to 1.20%    3.66%     to   2.99%
2004          195,430          $0.64  to  $0.99       $127,400           --      0.55%      to 1.20%    8.39%     to   7.69%
---------------------------------------------------------------------------------------------------------------------------


 106    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2008           59,531          $0.62  to  $0.70        $36,303           --      0.55%      to 1.20%  (39.85%)    to (40.24%)
2007           80,673          $1.02  to  $1.17        $82,088           --      0.55%      to 1.20%    1.69%     to   1.02%
2006           98,386          $1.01  to  $1.16        $98,902           --      0.55%      to 1.20%   12.31%     to  11.59%
2005          122,560          $0.90  to  $1.04       $109,920           --      0.55%      to 1.20%    4.46%     to   3.78%
2004          149,075          $0.86  to  $1.00       $128,085           --      0.55%      to 1.20%    5.63%     to   4.94%
---------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2008           79,991          $0.99  to  $0.87        $76,072        2.98%      0.55%      to 1.45%  (22.75%)    to (23.44%)
2007           98,587          $1.28  to  $1.13       $122,397        2.26%      0.55%      to 1.45%    3.36%     to   2.43%
2006           87,237          $1.24  to  $1.11       $106,831        2.09%      0.55%      to 1.45%   11.01%     to  10.48%(10)
2005           74,459          $1.12  to  $1.10        $82,895        1.46%      0.55%      to 1.20%    2.04%     to   1.38%
2004           26,242          $1.10  to  $1.09        $28,760        0.61%      0.55%      to 1.20%    9.02%(4)  to   8.38%(4)
---------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2008          163,177          $1.41  to  $0.95       $212,724        1.35%      0.55%      to 1.45%  (38.15%)    to (38.71%)
2007          181,259          $2.28  to  $1.56       $389,228        0.75%      0.55%      to 1.45%   26.85%     to  25.71%
2006          142,816          $1.80  to  $1.24       $254,044        1.88%      0.55%      to 1.45%   30.25%     to  23.49%(10)
2005          103,681          $1.38  to  $1.68       $145,619        0.42%      0.55%      to 1.20%   15.93%     to  15.18%
2004           52,792          $1.19  to  $1.46        $64,198        1.21%      0.55%      to 1.20%   29.13%     to  28.30%
---------------------------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2008          358,116          $0.57  to  $0.63       $218,422           --      0.55%      to 1.45%  (46.73%)    to (47.21%)
2007          273,245          $1.07  to  $1.19       $313,049        2.12%      0.55%      to 1.45%    2.64%     to   1.72%
2006          147,411          $1.05  to  $1.17       $160,106        2.30%      0.55%      to 1.45%    4.11%(9)  to  16.75%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

NB AMT SOC RESPONSIVE, CL S
2008            2,198          $0.73  to  $0.72         $1,594        1.94%      0.85%      to 1.45%  (39.94%)    to (40.30%)
2007            1,744          $1.21  to  $1.20         $2,109        0.03%      0.85%      to 1.45%    6.46%     to   5.82%
2006              466          $1.14  to  $1.14           $530           --      0.85%      to 1.45%   13.43%(10) to  13.09%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2008           93,206          $0.96  to  $0.72        $84,227        1.36%      0.55%      to 1.45%  (40.66%)    to (41.19%)
2007          117,627          $1.62  to  $1.22       $181,571        1.15%      0.55%      to 1.45%    5.50%     to   4.55%
2006          117,612          $1.53  to  $1.16       $176,344        0.72%      0.55%      to 1.45%   16.72%     to  15.87%(10)
2005           72,423          $1.31  to  $1.30        $94,587        0.57%      0.55%      to 1.20%   13.44%     to  12.70%
2004           24,526          $1.16  to  $1.15        $28,389        0.15%      0.55%      to 1.20%   15.92%(4)  to  15.24%(4)
---------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2008           76,585          $0.87  to  $0.65        $61,768        0.29%      0.55%      to 1.45%  (38.34%)    to (38.90%)
2007           91,911          $1.41  to  $1.07       $121,816        0.15%      0.55%      to 1.45%   (1.94%)    to  (2.82%)
2006           81,385          $1.44  to  $1.10       $113,492        0.02%      0.55%      to 1.45%   14.03%     to   8.72%(10)
2005           41,895          $1.26  to  $1.24        $52,482           --      0.55%      to 1.20%    9.11%     to   8.41%
2004           16,643          $1.16  to  $1.15        $19,170           --      0.55%      to 1.20%   17.36%(4)  to  16.67%(4)
---------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2008        2,013,495          $1.08  to  $0.98     $2,075,960        4.44%      0.55%      to 1.45%  (14.95%)    to (15.72%)
2007        1,745,768          $1.27  to  $1.16     $2,131,138        2.47%      0.55%      to 1.45%    8.95%     to   7.97%
2006          820,585          $1.16  to  $1.08       $936,136        2.90%      0.55%      to 1.45%    6.65%     to   7.74%(10)
2005          306,977          $1.09  to  $1.08       $332,896        1.97%      0.55%      to 1.20%    1.92%     to   1.26%
2004           46,499          $1.07  to  $1.06        $49,696        0.56%      0.55%      to 1.20%    7.06%(4)  to   6.43%(4)
---------------------------------------------------------------------------------------------------------------------------


                                         RIVERSOURCE VARIABLE ACCOUNT 10    107

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2008            4,235          $0.65  to  $0.64         $2,737        0.63%      0.85%      to 1.45%  (42.11%)    to (42.46%)
2007            5,116          $1.12  to  $1.11         $5,723        0.65%      0.85%      to 1.45%    4.80%     to   4.17%
2006              370          $1.07  to  $1.07           $396           --      0.85%      to 1.45%    6.99%(11) to   6.81%(11)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2008        1,091,785          $0.94  to  $0.94     $1,032,082        6.54%      0.55%      to 1.45%  (16.37%)    to (17.12%)
2007          754,096          $1.12  to  $1.14       $855,250        8.20%      0.55%      to 1.45%    7.59%     to   6.62%
2006          437,682          $1.04  to  $1.07       $460,233        9.03%      0.55%      to 1.45%    4.65%(9)  to   6.59%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT, CL II
2008           32,075          $1.01  to  $1.01        $31,891        2.54%      0.55%      to 1.20%  (30.86%)    to (31.31%)
2007           43,594          $1.46  to  $1.47        $62,832        2.26%      0.55%      to 1.20%   (0.01%)    to  (0.66%)
2006           48,064          $1.46  to  $1.48        $69,591        2.33%      0.55%      to 1.20%   21.45%     to  20.67%
2005           53,522          $1.20  to  $1.23        $64,029        2.13%      0.55%      to 1.20%    4.94%     to   4.26%
2004           48,892          $1.14  to  $1.18        $55,958        2.13%      0.55%      to 1.20%   15.40%     to  14.66%
---------------------------------------------------------------------------------------------------------------------------

PIONEER INTL VAL VCT, CL II
2008            4,729          $0.62  to  $0.61         $2,909        1.27%      0.55%      to 1.20%  (45.44%)    to (45.80%)
2007            7,134          $1.13  to  $1.13         $8,065        0.33%      0.55%      to 1.20%   12.62%     to  11.89%
2006            8,608          $1.01  to  $1.01         $8,668           --      0.55%      to 1.20%    0.70%(12) to   0.68%(12)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2008           27,807          $0.92  to  $0.91        $25,092           --      0.55%      to 1.20%  (17.52%)    to (18.06%)
2007           35,962          $1.11  to  $1.11        $39,464        0.83%      0.55%      to 1.20%   (1.15%)    to  (1.79%)
2006           46,519          $1.12  to  $1.13        $51,796        0.33%      0.55%      to 1.20%    2.23%     to   1.57%
2005           48,773          $1.10  to  $1.11        $53,264        0.05%      0.55%      to 1.20%   12.58%     to  11.85%
2004           37,011          $0.98  to  $1.00        $35,996        0.17%      0.55%      to 1.20%    6.54%     to   5.85%
---------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2008           37,947          $0.99  to  $1.04        $37,137        2.26%      0.55%      to 1.20%  (44.26%)    to (44.62%)
2007           53,770          $1.78  to  $1.87        $94,674        2.89%      0.55%      to 1.20%    7.77%     to   7.07%
2006           62,626          $1.65  to  $1.75       $102,620        0.62%      0.55%      to 1.20%   27.02%     to  26.20%
2005           68,854          $1.30  to  $1.39        $89,094        1.45%      0.55%      to 1.20%   11.58%     to  10.86%
2004           72,649          $1.16  to  $1.25        $84,438        1.45%      0.55%      to 1.20%   15.56%     to  14.81%
---------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2008           48,405          $0.80  to  $0.77        $37,701        1.63%      0.55%      to 0.95%  (42.80%)    to (43.02%)
2007           65,316          $1.40  to  $1.35        $89,100        0.88%      0.55%      to 0.95%   12.59%     to  12.14%
2006           77,661          $1.24  to  $1.21        $94,463        1.35%      0.55%      to 0.95%   25.44%     to  24.94%
2005           90,632          $0.99  to  $0.97        $88,142        0.68%      0.55%      to 0.95%   17.72%     to  17.25%
2004          107,334          $0.84  to  $0.82        $88,924        1.02%      0.55%      to 0.95%   12.73%     to  12.28%
---------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2008           71,705          $0.94  to  $0.94        $68,211        0.32%      1.25%      to 1.25%  (39.38%)    to (39.38%)
2007           97,679          $1.56  to  $1.56       $153,100        0.18%      1.25%      to 1.25%    4.70%     to   4.70%
2006          149,236          $1.49  to  $1.49       $223,047        0.19%      1.25%      to 1.25%    7.48%     to   7.48%
2005          206,197          $1.38  to  $1.38       $286,496        0.38%      1.25%      to 1.25%    8.96%     to   8.96%
2004          265,044          $1.27  to  $1.27       $337,875           --      1.25%      to 1.25%    9.20%     to   9.20%
---------------------------------------------------------------------------------------------------------------------------


 108    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2008           46,674          $0.60  to  $0.72        $27,628           --      0.55%      to 1.20%  (45.84%)    to (46.20%)
2007           61,545          $1.11  to  $1.33        $67,450           --      0.55%      to 1.20%    3.24%     to   2.56%
2006           79,537          $1.08  to  $1.30        $84,668           --      0.55%      to 1.20%    4.88%     to   4.20%
2005           94,134          $1.03  to  $1.24        $95,729           --      0.55%      to 1.20%   11.53%     to  10.81%
2004          110,020          $0.92  to  $1.12       $100,428           --      0.55%      to 1.20%   17.96%     to  17.19%
---------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2008           24,388          $1.99  to  $1.92        $47,373        2.28%      0.55%      to 0.95%  (43.58%)    to (43.81%)
2007           33,734          $3.53  to  $3.41       $116,412        1.33%      0.55%      to 0.95%    3.41%     to   2.99%
2006           40,617          $3.41  to  $3.32       $135,983        0.17%      0.55%      to 0.95%   20.41%     to  19.93%
2005           46,205          $2.83  to  $2.76       $128,705        0.53%      0.55%      to 0.95%   11.00%     to  10.56%
2004           54,526          $2.55  to  $2.50       $137,329           --      0.55%      to 0.95%   13.22%     to  12.77%
---------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, AGGR
2008           11,766          $0.70  to  $0.71         $8,341           --      0.55%      to 1.45%  (29.70%)(15)to (30.12%)(15)
2007               --             --         --             --           --         --            --      --             --
2006               --             --         --             --           --         --            --      --             --
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, CONSERV
2008           25,426          $0.84  to  $0.84        $21,358           --      0.55%      to 1.45%  (16.24%)(15)to (16.74%)(15)
2007               --             --         --             --           --         --            --      --             --
2006               --             --         --             --           --         --            --      --             --
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD
2008           49,366          $0.76  to  $0.76        $37,774           --      0.55%      to 1.45%  (24.58%)(15)to (25.03%)(15)
2007               --             --         --             --           --         --            --      --             --
2006               --             --         --             --           --         --            --      --             --
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD AGGR
2008           33,063          $0.73  to  $0.73        $24,461           --      0.55%      to 1.45%  (27.03%)(15)to (27.47%)(15)
2007               --             --         --             --           --         --            --      --             --
2006               --             --         --             --           --         --            --      --             --
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD CONSERV
2008           25,258          $0.79  to  $0.79        $20,078           --      0.55%      to 1.45%  (20.96%)(15)to (21.43%)(15)
2007               --             --         --             --           --         --            --      --             --
2006               --             --         --             --           --         --            --      --             --
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP FUNDAMENTAL VAL
2008          917,373          $0.69  to  $0.69       $634,861        0.03%      0.55%      to 1.45%  (38.92%)    to (39.47%)
2007          533,475          $1.13  to  $1.14       $606,201        1.01%      0.55%      to 1.45%    3.27%     to   2.34%
2006          338,654          $1.09  to  $1.11       $371,272        0.98%      0.55%      to 1.45%    8.85%(9)  to  10.70%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------


                                         RIVERSOURCE VARIABLE ACCOUNT 10    109

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SELECT VAL
2008           13,413          $0.86  to  $0.72        $11,161           --      0.55%      to 1.45%  (37.03%)    to (37.60%)
2007           18,855          $1.37  to  $1.15        $25,327        1.03%      0.55%      to 1.45%    5.45%     to   4.50%
2006           18,510          $1.30  to  $1.10        $27,617        2.14%      0.55%      to 1.45%   15.18%     to   9.42%(10)
2005           18,946          $1.13  to  $1.11        $24,577        0.49%      0.55%      to 1.20%   (0.05%)    to  (0.69%)
2004            9,024          $1.13  to  $1.12        $13,503        1.11%      0.55%      to 1.20%   12.84%(4)  to  12.18%(4)
---------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SM CAP VAL
2008          856,114          $1.24  to  $0.71       $751,584        0.10%      0.55%      to 1.45%  (31.95%)    to (32.56%)
2007          617,370          $1.82  to  $1.05       $846,375        0.89%      0.55%      to 1.45%   (5.42%)    to  (6.27%)
2006          271,781          $1.92  to  $1.12       $480,085        0.41%      0.55%      to 1.45%   19.59%     to  10.88%(10)
2005          234,333          $1.61  to  $1.49       $370,927        0.21%      0.55%      to 1.20%    5.19%     to   4.51%
2004          168,145          $1.53  to  $1.42       $254,207        0.03%      0.55%      to 1.20%   19.36%     to  18.58%
---------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2008          189,680          $0.88  to  $0.78       $194,345        0.26%      0.55%      to 1.45%  (30.30%)    to (30.92%)
2007          271,898          $1.26  to  $1.13       $399,988        2.84%      0.55%      to 1.45%    1.18%     to   0.27%
2006          308,699          $1.25  to  $1.13       $470,890        2.46%      0.55%      to 1.45%   13.76%     to  12.16%(10)
2005          360,863          $1.10  to  $1.66       $501,036        2.59%      0.55%      to 1.25%    3.35%     to   2.63%
2004          373,845          $1.06  to  $1.61       $515,992        2.28%      0.55%      to 1.25%    9.00%     to   8.23%
---------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2008        1,121,065          $1.25  to  $1.06     $1,315,148        2.24%      0.55%      to 1.45%    1.71%     to   0.81%
2007          868,750          $1.22  to  $1.05     $1,009,165        4.72%      0.55%      to 1.45%    4.25%     to   3.32%
2006          701,788          $1.17  to  $1.02       $794,074        4.44%      0.55%      to 1.45%    3.92%     to   1.65%(10)
2005          429,069          $1.13  to  $1.23       $477,358        2.58%      0.55%      to 1.25%    2.05%     to   1.34%
2004          426,212          $1.11  to  $1.21       $468,695        0.73%      0.55%      to 1.25%    0.19%     to  (0.51%)
---------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2008        2,911,692          $1.33  to  $1.00     $3,295,541        0.39%      0.55%      to 1.45%   (6.83%)    to  (7.66%)
2007        2,530,299          $1.43  to  $1.09     $3,134,332        4.75%      0.55%      to 1.45%    4.62%     to   3.68%
2006        1,441,352          $1.36  to  $1.05     $1,832,904        4.39%      0.55%      to 1.45%    3.84%     to   4.86%(10)
2005          842,520          $1.31  to  $1.41     $1,094,933        3.71%      0.55%      to 1.25%    1.56%     to   0.85%
2004          639,931          $1.29  to  $1.40       $835,025        3.83%      0.55%      to 1.25%    3.92%     to   3.19%
---------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2008        2,062,785          $1.16  to  $0.70     $1,884,808        0.08%      0.55%      to 1.45%  (40.79%)    to (41.32%)
2007        1,615,554          $1.96  to  $1.20     $2,710,345        1.57%      0.55%      to 1.45%    7.43%     to   6.46%
2006        1,286,388          $1.83  to  $1.12     $2,199,172        1.41%      0.55%      to 1.45%   19.09%     to  11.90%(10)
2005          772,974          $1.53  to  $1.51     $1,175,707        1.61%      0.55%      to 1.20%   12.88%     to  12.15%
2004          482,647          $1.36  to  $1.35       $652,523        1.65%      0.55%      to 1.20%   17.56%     to  16.80%
---------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2008          950,255          $1.55  to  $1.09     $1,219,672        6.92%      0.55%      to 1.45%   (0.98%)    to  (1.87%)
2007          852,722          $1.56  to  $1.11     $1,133,348        3.68%      0.55%      to 1.45%    7.05%     to   6.09%
2006          472,738          $1.46  to  $1.05       $646,999        3.28%      0.55%      to 1.45%    6.15%     to   4.85%(10)
2005          331,823          $1.38  to  $1.46       $454,346        3.91%      0.55%      to 1.25%   (5.52%)    to  (6.17%)
2004          242,562          $1.46  to  $1.55       $355,988        4.10%      0.55%      to 1.25%    9.42%     to   8.66%
---------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2008          658,300          $1.13  to  $1.08       $727,423        2.47%      0.55%      to 1.45%   (0.41%)    to  (1.30%)
2007          543,695          $1.13  to  $1.10       $605,794        2.38%      0.55%      to 1.45%    7.34%     to   6.37%
2006          420,004          $1.06  to  $1.03       $439,332        3.36%      0.55%      to 1.45%    0.64%     to   3.04%(10)
2005          177,692          $1.05  to  $1.04       $186,090        7.05%      0.55%      to 1.20%    2.24%     to   1.59%
2004            9,951          $1.03  to  $1.03        $10,223        3.47%      0.55%      to 1.20%    2.67%(5)  to   2.47%(5)
---------------------------------------------------------------------------------------------------------------------------


 110    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

SEL VP GRO
2008          326,510          $0.42  to  $0.63       $141,102        0.30%      0.55%      to 1.45%  (44.65%)    to (45.15%)
2007          516,489          $0.75  to  $1.15       $404,027        1.01%      0.55%      to 1.45%    2.50%     to   1.58%
2006          590,278          $0.73  to  $1.13       $449,154        0.93%      0.55%      to 1.45%   10.47%     to  13.46%(10)
2005          579,086          $0.67  to  $1.05       $398,436        0.39%      0.55%      to 1.20%    8.02%     to   7.32%
2004          340,148          $0.62  to  $0.98       $213,399        0.32%      0.55%      to 1.20%    7.84%     to   7.14%
---------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2008          373,277          $1.05  to  $0.80       $382,399        0.32%      0.55%      to 1.45%  (25.58%)    to (26.25%)
2007          550,625          $1.41  to  $1.08       $763,179        7.40%      0.55%      to 1.45%    1.29%     to   0.38%
2006          649,204          $1.39  to  $1.07       $905,546        7.40%      0.55%      to 1.45%   10.21%     to   7.67%(10)
2005          715,854          $1.26  to  $1.39       $919,121        6.46%      0.55%      to 1.25%    3.45%     to   2.73%
2004          730,172          $1.22  to  $1.36       $914,940        6.99%      0.55%      to 1.25%   10.78%     to  10.01%
---------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2008          643,014          $0.95  to  $0.86       $575,937        0.18%      0.55%      to 1.45%  (19.25%)    to (19.98%)
2007          516,836          $1.17  to  $1.08       $577,421        6.88%      0.55%      to 1.45%    2.08%     to   1.16%
2006          309,653          $1.15  to  $1.07       $345,710        6.45%      0.55%      to 1.45%    7.39%     to   6.77%(10)
2005           59,285          $1.07  to  $1.06        $63,157        5.94%      0.55%      to 1.20%    2.76%     to   2.10%
2004            2,406          $1.04  to  $1.04         $2,505        5.77%      0.55%      to 1.20%    3.92%(5)  to   3.72%(5)
---------------------------------------------------------------------------------------------------------------------------

RVS VP DYN EQ
2008          685,481          $0.57  to  $0.67       $447,981        0.24%      0.55%      to 1.45%  (42.48%)    to (43.00%)
2007          908,741          $0.99  to  $1.17     $1,044,144        1.30%      0.55%      to 1.45%    2.37%     to   1.44%
2006        1,149,920          $0.97  to  $1.15     $1,327,213        1.16%      0.55%      to 1.45%   14.65%     to  14.68%(10)
2005          587,040          $0.85  to  $1.35       $570,540        1.15%      0.55%      to 1.25%    5.59%     to   4.86%
2004          386,123          $0.80  to  $1.28       $384,039        0.92%      0.55%      to 1.25%    5.30%     to   4.57%
---------------------------------------------------------------------------------------------------------------------------

SEL VP LG CAP VAL
2008           11,454          $0.81  to  $0.68         $8,932        0.08%      0.55%      to 1.45%  (39.79%)    to (40.33%)
2007           15,712          $1.34  to  $1.14        $20,661        1.37%      0.55%      to 1.45%   (1.01%)    to  (1.90%)
2006           15,289          $1.35  to  $1.16        $24,456        1.26%      0.55%      to 1.45%   18.41%     to  15.50%(10)
2005           11,470          $1.14  to  $1.13        $16,462        1.60%      0.55%      to 1.20%    3.96%     to   3.29%
2004            6,542          $1.10  to  $1.09        $10,459        1.89%      0.55%      to 1.20%   10.01%(4)  to   9.37%(4)
---------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2008          114,373          $0.78  to  $0.64        $78,655        0.02%      0.55%      to 1.45%  (45.15%)    to (45.64%)
2007          151,418          $1.41  to  $1.18       $190,564        0.06%      0.55%      to 1.45%   13.11%     to  12.09%
2006          200,202          $1.25  to  $1.05       $222,008        0.24%      0.55%      to 1.45%   (0.62%)    to   4.74%(10)
2005           87,824          $1.26  to  $1.25       $107,722           --      0.55%      to 1.20%    9.52%     to   8.81%
2004           98,758          $1.15  to  $1.15       $110,889           --      0.55%      to 1.20%    8.50%     to   7.80%
---------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2008          315,808          $0.82  to  $0.64       $227,282           --      0.55%      to 1.45%  (45.41%)    to (45.90%)
2007          243,624          $1.50  to  $1.19       $329,464        0.74%      0.55%      to 1.45%    9.75%     to   8.76%
2006          273,710          $1.37  to  $1.09       $347,533        1.09%      0.55%      to 1.45%   14.69%     to   8.46%(10)
2005           12,717          $1.20  to  $1.19        $17,507        1.13%      0.55%      to 1.20%   17.78%(6)  to  17.28%(6)
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2008          200,311          $0.66  to  $0.73       $133,680        0.08%      0.55%      to 1.45%  (37.44%)    to (38.00%)
2007          248,360          $1.05  to  $1.18       $265,351        1.62%      0.55%      to 1.45%    4.44%     to   3.50%
2006          269,990          $1.01  to  $1.14       $276,643        1.45%      0.55%      to 1.45%   14.63%     to  13.44%(10)
2005          304,082          $0.88  to  $1.13       $272,014        1.40%      0.55%      to 1.20%    3.83%     to   3.16%
2004          283,879          $0.85  to  $1.10       $244,571        1.50%      0.55%      to 1.20%    9.66%     to   8.95%
---------------------------------------------------------------------------------------------------------------------------



                                         RIVERSOURCE VARIABLE ACCOUNT 10    111

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2008          306,948          $1.30  to  $1.02       $371,939        0.13%      0.55%      to 1.45%   (3.17%)    to  (4.04%)
2007          272,626          $1.34  to  $1.07       $346,116        4.18%      0.55%      to 1.45%    4.74%     to   3.80%
2006          270,831          $1.28  to  $1.03       $331,991        3.80%      0.55%      to 1.45%    3.27%     to   2.92%(10)
2005          302,534          $1.24  to  $1.04       $361,417        2.89%      0.55%      to 1.20%    1.02%     to   0.37%
2004          326,084          $1.23  to  $1.04       $387,853        2.44%      0.55%      to 1.20%    0.30%     to  (0.35%)
---------------------------------------------------------------------------------------------------------------------------

SEL VP SM CAP VAL
2008           51,553          $1.04  to  $0.63        $51,441           --      0.55%      to 1.45%  (38.93%)    to (39.48%)
2007           74,285          $1.70  to  $1.03       $122,452        0.16%      0.55%      to 1.45%   (4.71%)    to  (5.57%)
2006           97,486          $1.79  to  $1.09       $170,404        0.04%      0.55%      to 1.45%   11.08%     to   8.04%(10)
2005          116,136          $1.61  to  $1.51       $183,927           --      0.55%      to 1.20%    4.25%     to   3.58%
2004          122,818          $1.54  to  $1.45       $187,181           --      0.55%      to 1.20%   17.89%     to  17.13%
---------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS
2008          506,028          $1.33  to  $0.83       $518,628        0.68%      0.55%      to 1.45%  (53.96%)    to (54.37%)
2007          289,591          $2.90  to  $1.82       $695,489        0.59%      0.55%      to 1.45%   37.35%     to  36.11%
2006          191,857          $2.11  to  $1.34       $379,204        0.35%      0.55%      to 1.45%   33.17%     to  33.82%(10)
2005          134,343          $1.58  to  $2.02       $213,076        0.20%      0.55%      to 1.20%   33.07%     to  32.21%
2004           42,521          $1.19  to  $1.53        $50,449        3.09%      0.55%      to 1.20%   23.47%     to  22.67%
---------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP
2008          184,146          $0.76  to  $0.77       $156,585        2.35%      0.55%      to 1.45%  (40.76%)    to (41.29%)
2007          255,424          $1.28  to  $1.30       $370,715        0.99%      0.55%      to 1.45%   12.06%     to  11.05%
2006          314,505          $1.14  to  $1.17       $419,625        1.93%      0.55%      to 1.45%   23.49%     to  16.79%(10)
2005          335,839          $0.92  to  $1.23       $370,645        1.43%      0.55%      to 1.25%   13.24%     to  12.45%
2004          281,107          $0.82  to  $1.09       $282,571        1.13%      0.55%      to 1.25%   16.76%     to  15.95%
---------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2008           31,931          $1.79  to  $1.72        $55,710        0.79%      0.55%      to 0.95%  (43.97%)    to (44.19%)
2007           47,482          $3.19  to  $3.08       $148,093        2.12%      0.55%      to 0.95%   (5.33%)    to  (5.71%)
2006           57,365          $3.37  to  $3.27       $189,566        1.29%      0.55%      to 0.95%   15.15%     to  14.69%
2005           64,866          $2.92  to  $2.85       $186,631        1.31%      0.55%      to 0.95%   14.00%     to  13.55%
2004           66,587          $2.57  to  $2.51       $168,558        0.54%      0.55%      to 0.95%   19.24%     to  18.76%
---------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2008          890,312          $0.85  to  $0.69       $681,107        2.13%      0.55%      to 1.45%  (36.15%)    to (36.73%)
2007          706,658          $1.34  to  $1.09       $869,865        1.54%      0.55%      to 1.45%   (2.87%)    to  (3.74%)
2006          615,160          $1.38  to  $1.13       $810,354        1.11%      0.55%      to 1.45%   15.41%     to  12.68%(10)
2005          384,396          $1.19  to  $1.18       $456,175        0.49%      0.55%      to 1.20%    3.54%     to   2.87%
2004           75,664          $1.15  to  $1.15        $87,005        0.11%      0.55%      to 1.20%   14.41%(4)  to  13.74%(4)
---------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2008          382,715          $0.62  to  $0.63       $241,004        2.66%      0.55%      to 1.45%  (44.65%)    to (45.15%)
2007          179,034          $1.12  to  $1.16       $203,382        1.28%      0.55%      to 1.45%   (8.98%)    to  (9.80%)
2006          136,442          $1.23  to  $1.28       $169,621        4.39%      0.55%      to 1.45%   23.57%(9)  to  26.94%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2008           44,920          $0.64  to  $0.68        $29,120        0.77%      0.55%      to 1.45%  (47.11%)    to (47.58%)
2007           38,593          $1.21  to  $1.30        $47,493           --      0.55%      to 1.45%   21.94%     to  20.84%
2006           98,448          $0.99  to  $1.08       $100,352           --      0.55%      to 1.45%   (0.22%)(9) to   7.27%(10)
2005               --             --         --             --           --         --            --      --             --
2004               --             --         --             --           --         --            --      --             --
---------------------------------------------------------------------------------------------------------------------------


 112    RIVERSOURCE VARIABLE ACCOUNT 10

                                                                                 FOR THE YEAR ENDED DEC. 31
                                AT DEC. 31                      -----------------------------------------------------------
            --------------------------------------------------                      EXPENSE RATIO
                UNITS      ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT         LOWEST TO            TOTAL RETURN
                (000S)        LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)       HIGHEST(2)       LOWEST TO HIGHEST(3)
            ---------------------------------------------------------------------------------------------------------------

WANGER INTL
2008        486,121            $1.44  to  $0.76       $546,084        0.96%      0.55%      to 1.45%  (45.90%)    to (46.39%)
2007        416,770            $2.67  to  $1.42       $970,137        0.84%      0.55%      to 1.45%   15.67%     to  14.63%
2006        392,888            $2.31  to  $1.24       $857,316        0.51%      0.55%      to 1.45%   36.41%     to  22.89%(10)
2005        318,154            $1.69  to  $1.98       $539,107        0.86%      0.55%      to 1.20%   20.86%     to  20.08%
2004        201,340            $1.40  to  $1.65       $282,034        0.59%      0.55%      to 1.20%   29.56%     to  28.72%
---------------------------------------------------------------------------------------------------------------------------

WANGER USA
2008        572,582            $1.21  to  $0.67       $550,276           --      0.55%      to 1.45%  (40.02%)    to (40.56%)
2007        565,037            $2.01  to  $1.12       $973,831           --      0.55%      to 1.45%    4.81%     to   3.86%
2006        489,659            $1.92  to  $1.08       $890,484        0.23%      0.55%      to 1.45%    7.28%     to   7.16%(10)
2005        478,752            $1.79  to  $1.54       $828,367           --      0.55%      to 1.20%   10.64%     to   9.93%
2004        368,407            $1.62  to  $1.40       $579,332           --      0.55%      to 1.20%   17.68%     to  16.92%
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2008         49,869            $0.98  to  $0.98        $47,943        2.38%      0.55%      to 1.20%  (29.50%)    to (29.96%)
2007         72,214            $1.38  to  $1.40        $98,669        2.24%      0.55%      to 1.20%    7.00%     to   6.31%
2006         76,000            $1.29  to  $1.32        $97,390        2.31%      0.55%      to 1.20%   11.53%     to  10.81%
2005         84,219            $1.16  to  $1.19        $96,853        2.09%      0.55%      to 1.20%    4.41%     to   3.74%
2004         80,918            $1.11  to  $1.15        $89,406        2.16%      0.55%      to 1.20%    8.74%     to   8.04%
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2008          9,680            $0.81  to  $0.91         $7,814        1.96%      0.55%      to 1.20%  (43.72%)    to (44.09%)
2007         13,828            $1.45  to  $1.63        $19,886        0.01%      0.55%      to 1.20%   12.05%     to  11.32%
2006         15,404            $1.29  to  $1.47        $19,827        1.61%      0.55%      to 1.20%   20.15%     to  19.37%
2005         17,549            $1.07  to  $1.23        $18,913        1.88%      0.55%      to 1.20%    9.07%     to   8.37%
2004         19,728            $0.99  to  $1.13        $19,596        0.23%      0.55%      to 1.20%    9.03%     to   8.32%
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2008         45,514            $0.87  to  $0.69        $38,279        1.90%      0.55%      to 1.45%  (40.43%)    to (40.96%)
2007         60,060            $1.46  to  $1.17        $85,505        0.59%      0.55%      to 1.45%    6.05%     to   5.09%
2006         68,746            $1.38  to  $1.11        $93,493           --      0.55%      to 1.45%   11.61%     to  10.85%(10)
2005         78,280            $1.23  to  $1.25        $95,962           --      0.55%      to 1.20%    7.22%     to   6.52%
2004         80,225            $1.15  to  $1.18        $91,972           --      0.55%      to 1.20%   17.43%     to  16.67%
---------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2008         65,403            $0.79  to  $0.74        $50,668           --      0.55%      to 1.45%  (41.74%)    to (42.27%)
2007         75,619            $1.35  to  $1.28       $100,984           --      0.55%      to 1.45%   13.18%     to  12.16%
2006         50,566            $1.20  to  $1.14        $60,201           --      0.55%      to 1.45%   22.08%     to  12.91%(10)
2005         38,139            $0.98  to  $1.10        $37,471           --      0.55%      to 1.20%    5.66%     to   4.98%
2004         42,675            $0.93  to  $1.05        $39,748           --      0.55%      to 1.20%   13.15%     to  12.41%
---------------------------------------------------------------------------------------------------------------------------



    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.
    (4) New price level operations commenced on Feb. 4, 2004.
    (5) New price level operations commenced on Sept. 13, 2004.
    (6) New price level operations commenced on May 2, 2005.
    (7) New price level operations commenced on Nov. 1, 2005.
    (8) New price level operations commenced on April 28, 2006.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    113

    (9) New price level operations commenced on May 1, 2006.
   (10) New price level operations commenced on June 26, 2006.
   (11) New price level operations commenced on Sept. 15, 2006.
   (12) New price level operations commenced on Dec. 15, 2006.
   (13) New price level operations commenced on April 27, 2007.
   (14) New price level operations commenced on May 1, 2007.
   (15) New price level operations commenced on May 1, 2008.


 114    RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY



We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2008 and 2007, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.



As discussed in Note 3 to the consolidated financial statements, in 2008 the Company adopted Statement of Financial Accounting Standards (FAS) No. 157, Fair Value Measurements. Also discussed in Note 3, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.


                                             /s/ Ernst & Young LLP


Minneapolis, Minnesota



March 2, 2009



                                         RIVERSOURCE VARIABLE ACCOUNT 10    115

RiverSource Life Insurance Company


--------------------------------------------------------------------------------


CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)




DECEMBER 31,                                                               2008          2007

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2008, $19,452;
  2007, $21,020)                                                          $18,070       $20,792
  Common and preferred stocks, at fair value (cost: 2008 and 2007,
  $30)                                                                         16            29
Commercial mortgage loans, at cost (less allowance for loan losses:
2008, $17; 2007, $16)                                                       2,737         2,892
Policy loans                                                                  722           697
Trading securities and other investments                                      452           155
-------------------------------------------------------------------------------------------------
    Total investments                                                      21,997        24,565

Cash and cash equivalents                                                   3,307           980
Reinsurance recoverables                                                    1,592         1,290
Amounts due from brokers                                                        3           123
Deferred income taxes, net                                                    599             9
Other accounts receivable                                                      99           119
Accrued investment income                                                     239           252
Deferred acquisition costs                                                  4,424         4,429
Deferred sales inducement costs                                               518           511
Other assets                                                                2,658           609
Separate account assets                                                    41,787        58,070
-------------------------------------------------------------------------------------------------
    Total assets                                                          $77,223       $90,957
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $28,753       $26,977
Policy claims and other policyholders' funds                                  172            91
Amounts due to brokers                                                      1,862           361
Other liabilities                                                             910           392
Separate account liabilities                                               41,787        58,070
-------------------------------------------------------------------------------------------------
    Total liabilities                                                      73,484        85,891
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,116         2,031
Retained earnings                                                           2,336         3,188
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                           (678)         (116)
  Net unrealized derivative losses                                            (38)          (40)
-------------------------------------------------------------------------------------------------
Total accumulated other comprehensive loss                                   (716)         (156)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                              3,739         5,066
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                            $77,223       $90,957
=================================================================================================





See Notes to Consolidated Financial Statements.



 116    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company


--------------------------------------------------------------------------------


CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)




YEARS ENDED DECEMBER 31,                                           2008          2007          2006

REVENUES
Premiums                                                          $  481        $  485        $  533
Net investment income                                              1,252         1,424         1,622
Policy and contract charges                                        1,352         1,217         1,045
Other revenue                                                        255           255           189
Net realized investment gains (losses)                              (442)           61            51
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 2,898         3,442         3,440
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     673           760           724
Interest credited to fixed accounts                                  790           847           955
Amortization of deferred acquisition costs                           861           470           356
Separation costs                                                      --            97           131
Other insurance and operating expenses                               692           781           637
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    3,016         2,955         2,803
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                                (118)          487           637
Income tax provision (benefit)                                      (189)           53           129
-------------------------------------------------------------------------------------------------------
    Net income                                                    $   71        $  434        $  508
=======================================================================================================





See Notes to Consolidated Financial Statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    117

RiverSource Life Insurance Company


--------------------------------------------------------------------------------


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)




YEARS ENDED DECEMBER 31,                                           2008          2007          2006

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $    71       $   434       $   508
Adjustments to reconcile net income to net cash provided by
operating activities:
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                             (679)         (828)         (813)
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                              982           523           404
  Premium and discount amortization on Available-for-Sale              57            70            75
  Deferred income taxes, net                                         (234)           83           121
  Contractholder and policyholder charges, non-cash                  (248)         (206)         (220)
  Net realized investment losses (gains)                              442           (61)          (51)
Change in operating assets and liabilities:
  Trading securities and equity method investments, net              (110)          166           320
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 308           275           274
  Policy claims and other policyholders' funds                         81             2             3
  Reinsurance recoverables                                           (302)         (153)         (154)
  Other accounts receivable                                            20           (28)          (27)
  Accrued investment income                                            14            49            21
  Other assets and liabilities, net                                 1,623            22           (76)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                           2,025           348           385
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                                 246         3,020         1,895
  Maturities, sinking fund payments and calls                       2,510         1,908         2,014
  Purchases                                                        (1,684)         (677)       (1,416)
Other investments, excluding policy loans:
  Proceeds from sales, maturities, sinking fund payments and
  calls                                                               282           473           513
  Purchases                                                          (250)         (504)         (441)
Change in policy loans, net                                           (25)          (47)          (36)
-------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                           1,079         4,173         2,529
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
type insurance:
  Considerations received                                           2,913         1,093         1,267
  Net transfers from (to) separate accounts                            91           (50)         (307)
  Surrenders and other benefits                                    (2,931)       (3,838)       (3,688)
Other                                                                 (77)           (8)           --
Tax adjustment of share-based incentive compensation plan               2             2             1
Cash dividend to Ameriprise Financial, Inc.                          (775)         (900)         (300)
-------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                (777)       (3,701)       (3,027)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                2,327           820          (113)
Cash and cash equivalents at beginning of year                        980           160           273
-------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                          $ 3,307       $   980       $   160
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid (received), net                               $   168       $    (4)      $    64
  Interest paid on borrowings                                          --            --             1




See Notes to Consolidated Financial Statements.



 118    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company


--------------------------------------------------------------------------------


CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2008
(IN MILLIONS)



                                                                                          ACCUMULATED
                                                             ADDITIONAL                      OTHER
                                                 COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                  STOCK        CAPITAL      EARNINGS     INCOME/(LOSS)       TOTAL
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2005                      $ 3         $2,020        $3,580          $(131)         $5,472
Comprehensive income:
  Net income                                        --             --           508             --             508
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                          --             --            --            (77)            (77)
    Change in net unrealized derivative
    losses                                          --             --            --             (1)             (1)
                                                                                                         ------------
Total comprehensive income                                                                                     430
Tax adjustment of share-based incentive
compensation plan                                   --              1            --             --               1
Cash dividends to Ameriprise Financial,
Inc.                                                --             --          (300)            --            (300)
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                      $ 3         $2,021        $3,788          $(209)         $5,603
Change in accounting principles, net of tax         --             --          (134)            --            (134)
Comprehensive income:
  Net income                                        --             --           434             --             434
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                          --             --            --             52              52
    Change in net unrealized derivative
    losses                                          --             --            --              1               1
                                                                                                         ------------
Total comprehensive income                                                                                     487
Tax adjustment of share-based incentive
compensation plan                                   --              2            --             --               2
Cash dividends to Ameriprise Financial,
Inc.                                                --             --          (900)            --            (900)
Non-cash capital contribution from
Ameriprise Financial, Inc.                          --              8            --             --               8
---------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                      $ 3         $2,031        $3,188          $(156)         $5,066
Change in accounting principles, net of tax         --             --           (30)            --             (30)
Comprehensive income:
  Net income                                        --             --            71             --              71
  Other comprehensive income (loss), net of
  tax:
    Change in net unrealized securities
    losses                                          --             --            --           (562)           (562)
    Change in net unrealized derivative
    losses                                          --             --            --              2               2
                                                                                                         ------------
Total comprehensive loss                                                                                      (489)
Tax adjustment of share-based incentive
compensation plan                                   --              2            --             --               2
Cash dividends to Ameriprise Financial,
Inc.                                                --             --          (775)            --            (775)
Non-cash capital contribution from
Ameriprise Financial, Inc.                          --             83            --             --              83
Non-cash dividend to Ameriprise Financial,
Inc.                                                --             --          (118)            --            (118)
---------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2008                      $ 3         $2,116        $2,336          $(716)         $3,739
=====================================================================================================================






See Notes to Consolidated Financial Statements.



                                         RIVERSOURCE VARIABLE ACCOUNT 10    119

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Company is a stock life insurance company with one wholly owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2008, Ameriprise Financial contributed all of the issued and outstanding shares of RiverSource Tax Advantaged Investments, Inc. ("RiverSource Tax Adv. Inv.") to RiverSource Life Insurance Company. RiverSource Tax Adv. Inv. is domiciled in Delaware and is a limited partner in affordable housing partnership investments.

RiverSource Life Insurance Company and its two subsidiaries are referred to collectively in these notes as "RiverSource Life".

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. The separation from American Express was completed in 2007.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and its wholly owned subsidiaries, RiverSource Life of NY and RiverSource Tax Adv. Inv. All significant intercompany accounts and transactions have been eliminated in consolidation.

RESTATEMENT FOR CONSOLIDATION OF RIVERSOURCE TAX ADV. INV.
The consolidated financial statements give effect to the RiverSource Tax Adv. Inv. transfer as a pooling of interests for entities under common control. Prior periods have been restated to include the accounts of RiverSource Tax Adv. Inv. using the

 120    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

pooling of interests method in order to be comparable to the current year. Following are the amounts related to RiverSource Tax Adv. Inv. which are included in RiverSource Life's consolidated financial statements:

                                                                             DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Total revenues                                                     $(31)         $(33)         $(41)
Net income                                                           11            13            22
Shareholder's equity: Retained earnings                             239           347           334


RECLASSIFICATIONS
The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 13. Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the second quarter of 2008, RiverSource Life reclassified the mark-to-market adjustment on certain derivatives from net investment income to various expense lines where the mark-to-market adjustment on the related embedded derivative resides. The mark-to-market adjustment on derivatives hedging variable annuity living benefits and equity indexed annuities were reclassified to benefits, claims, losses and settlement expenses and interest credited to fixed accounts, respectively.

The following table shows the impact of the reclassification of the mark-to-market adjustment and the effect of the pooling of interests of RiverSource Tax. Adv. Inv. made to RiverSource Life's previously reported Consolidated Statements of Income.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2007                        2006
                                                       ------------------------------------------------------
                                                        PREVIOUSLY   RESTATED AND   PREVIOUSLY   RESTATED AND
(IN MILLIONS)                                            REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                  $  485        $  485        $  533        $  533
Net investment income                                      1,555         1,424         1,657         1,622
Policy and contract charges                                1,217         1,217         1,045         1,045
Other revenue                                                255           255           189           189
Net realized investment gain                                  61            61            51            51
-------------------------------------------------------------------------------------------------------------
  Total revenues                                           3,573         3,442         3,475         3,440
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses             855           760           705           724
Interest credited to fixed accounts                          850           847           968           955
Amortization of deferred acquisition costs                   470           470           356           356
Separation costs                                              97            97           131           131
Other insurance and operating expenses                       781           781           637           637
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                              3,053         2,955         2,797         2,803
-------------------------------------------------------------------------------------------------------------

Pretax income                                                520           487           678           637
Income tax provision                                          99            53           192           129
-------------------------------------------------------------------------------------------------------------
NET INCOME                                                $  421        $  434        $  486        $  508
=============================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments that are not reported at fair value as Available-for-Sale or trading securities are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life consolidates all VIEs for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and nature of RiverSource Life's equity investment in the entity. RiverSource Life also considers other characteristics such as the ability to influence the decision making about the entity's activities and how the entity is financed. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the

                                         RIVERSOURCE VARIABLE ACCOUNT 10    121

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


VIE's expected residual return, or both. There were no consolidated VIEs as of December 31, 2008, 2007 and 2006. See Note 5 for additional information about RiverSource Life's VIEs.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

AVAILABLE-FOR-SALE SECURITIES
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. RiverSource Life regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the principal is returned.

Factors RiverSource Life considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: 1) the extent to which the market value is below amortized cost; 2) RiverSource Life's ability and intent to hold the investment for a sufficient period of time for it to recover to an amount at least equal to its carrying value; 3) the duration of time in which there has been a significant decline in value; 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and 5) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. For structured investments (e.g., mortgage backed securities), RiverSource Life also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments, cumulative loss projections and discounted cash flows in assessing potential other-than-temporary impairment of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. Other-than-temporary impairment charges are recorded in net realized investment gains (losses) within the Consolidated Statements of Income.

See Note 11 for information regarding the fair values of assets and liabilities.

COMMERCIAL MORTGAGE LOANS, NET
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over (i) present value of its expected principal and interest payments discounted at the loan's effective interest rate, or (ii) the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

POLICY LOANS
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.


 122    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

TRADING SECURITIES AND OTHER INVESTMENTS
Included in trading securities and other investments are separate account and mutual fund seed money, equity method investments in hedge funds, trading bonds, interests in affordable housing partnerships and below investment grade syndicated bank loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships and investments in hedge funds are accounted for under the equity method. Below investment grade syndicated bank loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premium paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premium, net of change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 11 for information regarding RiverSource Life's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. RiverSource Life occasionally designates derivatives as (1) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (2) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits and equity indexed annuities are included within benefits, claims, losses and settlement expenses and interest credited to fixed accounts, respectively. Changes in fair value of all other derivatives is a component of net investment income.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as of the corresponding hedged assets, liabilities or firm commitments, are recognized in current earnings. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions.

                                         RIVERSOURCE VARIABLE ACCOUNT 10    123

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

The equity component of the equity indexed annuity obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in fair value of the equity indexed annuity embedded derivatives is reflected in the interest credited to fixed accounts. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life typically uses a mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In the fourth quarter of 2008, RiverSource Life decided to constrain near-term equity growth rates below the level suggested by mean reversion. This constraint is based on RiverSource Life's analysis of historical equity returns following downturns in the market. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimate.


 124    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholder and variable life insurance policyholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life offered contracts containing guaranteed minimum income benefit ("GMIB") provisions. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2008, depending on year of issue, with an average rate of approximately 5.8%.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    125

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

LIFE, DISABILITY INCOME AND LONG TERM CARE INSURANCE
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2008, with an average rate of 4.8%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2008, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2008, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated discount rates for LTC vary by plan and were 5.8% at December 31, 2008 and range from 5.9% to 6.3% over 40 years.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable.

SOURCES OF REVENUE
RiverSource Life's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

PREMIUM REVENUES
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

NET INVESTMENT INCOME
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, mark-to-market adjustment on trading securities and certain derivatives and pro-rata share of net income or loss of equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

POLICY AND CONTRACT CHARGES
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. Cost of insurance charges on fixed

 126    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

NET REALIZED INVESTMENT GAINS (LOSSES)
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life from its parent, Ameriprise Financial, for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the consolidated financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

RiverSource Life is required to establish a valuation allowance for any portion of deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS
In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") No. 99-20-1 "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF 99-20 to be more consistent with other impairment models used for debt securities. FSP EITF 99-20-1 is effective prospectively for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In December 2008, the FASB issued FSP FAS 140-4 and FASB Interpretation No. ("FIN") 46(R)-8 "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4"), which is effective for the first reporting period ending after December 15, 2008. This FSP requires additional disclosure related to transfers of financial assets and variable interest entities. RiverSource Life applied the disclosure requirements of this FSP as of December 31, 2008.

In November 2008, the FASB issued EITF No. 08-6 "Equity Method Investments Accounting Considerations" ("EITF 08-6"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-6 clarifies the effects of the issuance of Statement of Financial Accounting Standards ("SFAS") No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)") and SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements-an amendment of ARB No. 51" ("SFAS 160"). See further information on the issuance of SFAS 141(R) and SFAS 160 below. RiverSource Life will apply EITF 08-6 to any transactions within scope occurring after December 31, 2008.

In November 2008, the FASB issued EITF No. 08-7 "Accounting for Defensive Intangible Assets" ("EITF 08-7"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 provides guidance on intangible assets acquired after the effective date of SFAS 141(R) that an entity does not intend to actively use but intends to hold to prevent others from using. RiverSource Life will apply EITF 08-7 to any transactions within scope occurring after December 31, 2008.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    127

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RiverSource Life Insurance Company

--------------------------------------------------------------------------------

In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP 157-3"), which was effective upon issuance, including prior periods for which financial statements have not been issued. FSP 157-3 clarifies the application of SFAS No. 157 "Fair Value Measurements" ("SFAS 157") in a market that is not active and provides an example of key considerations to determine the fair value of financial assets when the market for those assets is not active. The adoption of FSP 157-3 did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In March 2008, the FASB issued SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. SFAS 161 requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life is currently evaluating the impact of SFAS 161 on its disclosures. RiverSource Life's adoption of SFAS 161 will not impact its consolidated financial condition and results of operations.

In December 2007, the FASB issued SFAS 141(R), which establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160, which establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the consolidated balance sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the consolidated statements of income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life is currently evaluating the impact of SFAS 160 on its consolidated financial condition and results of operations.

In September 2006, the FASB issued SFAS 157 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 that require retrospective application. Any retrospective application will be recognized as a cumulative effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life adopted SFAS 157 effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life uses to hedge its exposure to market risk related to certain variable annuity riders. RiverSource Life initially recorded these derivatives in accordance with EITF Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). SFAS 157 nullifies the guidance in EITF 02-3 and requires these derivatives to be marked to the price RiverSource Life would receive to sell the derivatives to a market participant (an exit price). The adoption of SFAS 157 also resulted in adjustments to the fair value of RiverSource Life's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life not fulfilling these liabilities. As RiverSource Life's estimate of this credit spread widens or tightens, the liability will decrease or increase.


 128    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life deferred the adoption of SFAS 157 until January 1, 2009 for all nonfinancial assets and nonfinancial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis. See Note 11 for additional information regarding the fair values of RiverSource Life's assets and liabilities.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life recorded as a cumulative change in accounting principle $206 million, reducing DAC by $204 million, DSIC by $11 million and liabilities for future policy benefits by $9 million. The after-tax decrease to retained earnings for these changes was $134 million.

4. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,030        $ 86         $(1,123)      $10,993
Mortgage and other asset backed securities                  6,961          98            (454)        6,605
U.S. government and agencies obligations                      200          11              --           211
State and municipal obligations                               164           1             (20)          145
Foreign government bonds and obligations                       95          16              (4)          107
Structured investments(a)                                       2           7              --             9
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     19,452         219          (1,601)       18,070
Common and preferred stocks                                    30          --             (14)           16
-------------------------------------------------------------------------------------------------------------
  Total                                                   $19,482        $219         $(1,615)      $18,086
=============================================================================================================




 (a) Includes unconsolidated collateralized debt obligations.

                                                                          DECEMBER 31, 2007
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,870        $112          $(307)       $12,675
Mortgage and other asset backed securities                  7,637          33            (84)         7,586
U.S. government and agencies obligations                      249           7             (1)           255
State and municipal obligations                               165           3             (6)           162
Foreign government bonds and obligations                       97          15             --            112
Structured investments(a)                                       2          --             --              2
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     21,020         170           (398)        20,792
Common and preferred stocks                                    30          --             (1)            29
-------------------------------------------------------------------------------------------------------------
  Total                                                   $21,050        $170          $(399)       $20,821
=============================================================================================================



 (a) Includes unconsolidated collateralized debt obligations.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    129

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

At December 31, 2008 and 2007, fixed maturity securities comprised approximately 82% and 85%, respectively, of RiverSource Life's total investments. These securities were rated by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.1 billion and $1.3 billion of securities at December 31, 2008 and 2007, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating was used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2008                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 7,038       $ 6,779          38%        $ 7,854       $ 7,815          38%
AA                                           1,071         1,017           6           2,046         2,029          10
A                                            4,132         3,883          21           3,973         3,938          19
BBB                                          5,901         5,388          30           5,586         5,514          26
Below investment grade                       1,310         1,003           5           1,561         1,496           7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $19,452       $18,070         100%        $21,020       $20,792         100%
==========================================================================================================================



At December 31, 2008 and 2007, approximately 44% and 45%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

                                                                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $5,086         $(372)       $3,309        $  (751)      $ 8,395       $(1,123)
Mortgage and other asset backed
securities                                    879          (139)        1,457           (315)        2,336          (454)
U.S. government and agencies
obligations                                    --            --            11             --            11            --
State and municipal obligations                17            (1)           78            (19)           95           (20)
Foreign government bonds and
obligations                                    20            (4)           --             --            20            (4)
Common and preferred stock                     --            --            16            (14)           16           (14)
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $6,002         $(516)       $4,871        $(1,099)      $10,873       $(1,615)
==========================================================================================================================




                                                                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $1,477         $(45)        $ 7,083        $(262)       $ 8,560        $(307)
Mortgage and other asset backed
securities                                    888          (15)          4,219          (69)         5,107          (84)
U.S. government and agencies
obligations                                    --           --             154           (1)           154           (1)
State and municipal obligations                47           (4)             63           (2)           110           (6)
Foreign government bonds and
obligations                                    --           --               2           --              2           --
Common and preferred stock                     29           (1)             --           --             29           (1)
--------------------------------------------------------------------------------------------------------------------------
  Total                                    $2,441         $(65)        $11,521        $(334)       $13,962        $(399)
==========================================================================================================================



In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. The following table summarizes the unrealized losses by ratio of fair value to amortized cost:

                                                                DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                  191         $3,181         $ (75)          69         $1,068        $   (23)        260
90% -- 95%                    98          1,667          (129)          48          1,001            (86)        146
80% -- 90%                    62            747          (119)          82          1,465           (271)        144
Less than 80%                 47            407          (193)         150          1,337           (719)        197
------------------------------------------------------------------------------------------------------------------------
  Total                      398         $6,002         $(516)         349         $4,871        $(1,099)        747
========================================================================================================================

                             DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%                $ 4,249       $   (98)
90% -- 95%                   2,668          (215)
80% -- 90%                   2,212          (390)
Less than 80%                1,744          (912)
--------------------------------------------------
  Total                    $10,873       $(1,615)
==================================================





 130    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2007
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                  164         $2,015         $(25)          486         $10,169        $(180)         650
90% -- 95%                    31            305          (22)           48             811          (57)          79
80% -- 90%                     4            121          (18)           32             461          (66)          36
Less than 80%                  1             --           --            10              80          (31)          11
------------------------------------------------------------------------------------------------------------------------
  Total                      200         $2,441         $(65)          576         $11,521        $(334)         776
========================================================================================================================

                             DECEMBER 31, 2007
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%                $12,184        $(205)
90% -- 95%                   1,116          (79)
80% -- 90%                     582          (84)
Less than 80%                   80          (31)
--------------------------------------------------
  Total                    $13,962        $(399)
==================================================



As part of RiverSource Life's ongoing monitoring process, management determined that a majority of the increase in gross unrealized losses on its Available-for-Sale securities in 2008 was attributable primarily to widening of credit spreads across sectors. A majority of the unrealized losses for the year ended December 31, 2008 related to corporate debt securities and mortgage backed and asset backed securities. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. The securities with a fair value to amortized cost ratio of 80%-90% primarily related to the banking, communications, energy, and utility industries. The total gross unrealized loss related to the banking industry was $91 million. The securities with a fair value to amortized cost ratio of less than 80% primarily relate to the consumer cyclical, communications, real estate investment trusts, and consumer non-cyclical industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage backed securities, was $34 million. The securities related to this issuer have a fair value to amortized cost ratio of 65% and have been in an unrealized loss position for more than 12 months. RiverSource Life believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. See Note 2 for additional information regarding RiverSource Life's evaluation of potential other-than-temporary impairments.

RiverSource Life's total mortgage and asset backed exposure at December 31, 2008 was $6.6 billion which included $3.5 billion of residential mortgage backed securities and $2.4 billion of commercial mortgage backed securities. At December 31, 2008, residential mortgage backed securities included $3.0 billion of agency-backed securities, $0.3 billion of Alt-A securities, and $0.2 billion of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. The prime, non-agency securities are a seasoned portfolio, almost entirely 2005 and earlier production, with the vast majority AAA-rated. With regard to asset backed securities, RiverSource Life's exposure at December 31, 2008 was $0.7 billion, which included $0.1 billion of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration, fixed securities. RiverSource Life has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses at January 1                      $(116)        $(168)        $ (91)
Holding (losses) gains, net of tax of $405, $38 and $63,
respectively                                                        (754)           70          (116)
Reclassification of realized gains, net of tax of $3, $16 and
$17, respectively                                                     (5)          (28)          (33)
DAC, net of tax of $80, $5 and $15, respectively                     148            (7)           29
DSIC, net of tax of $11, nil and $2, respectively                     21            (1)            3
Fixed annuity liabilities, net of tax of $15, $11 and $22,
respectively                                                          28            18            40
-------------------------------------------------------------------------------------------------------
  Net unrealized securities losses at December 31                  $(678)        $(116)        $(168)
=======================================================================================================





                                         RIVERSOURCE VARIABLE ACCOUNT 10    131

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Available-for-Sale securities by maturity at December 31, 2008 were as follows:

                                                                         AMORTIZED       FAIR
(IN MILLIONS)                                                              COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   830       $   824
Due after one year through five years                                       7,229         6,718
Due after five years through 10 years                                       3,112         2,707
Due after 10 years                                                          1,318         1,207
-------------------------------------------------------------------------------------------------
                                                                           12,489        11,456
Mortgage and other asset backed securities                                  6,961         6,605
Structured investments                                                          2             9
Common and preferred stocks                                                    30            16
-------------------------------------------------------------------------------------------------
  Total                                                                   $19,482       $18,086
=================================================================================================



The expected payments on mortgage and other asset backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Sales                                                             $   246       $3,020        $ 1,895
Maturities, sinking fund payments and calls                         2,510        1,908          2,014
Purchases                                                          (1,684)        (677)        (1,416)


Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                    $  13         $ 64          $ 61
Gross realized investment losses                                      (6)         (20)          (10)
Other-than-temporary impairments                                    (440)          (4)           --


The $440 million of other-than-temporary impairments in 2008 primarily related to credit-related losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $4 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007.

At December 31, 2008 and 2007, bonds carried at $6 million and $7 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET

The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                 $2,754        $2,908
Less: allowance for loan losses                                              (17)          (16)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                            $2,737        $2,892
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                                $16          $ 37           $41
Provision for loan losses                                             1           (21)           --
Foreclosures, write-offs and loan sales                              --            --            (4)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                              $17          $ 16           $37
=======================================================================================================





 132    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region
Atlantic                                                  $  880          $ 3         $  922         $ 22
North Central                                                629           10            687           33
Pacific                                                      463           20            461           21
Mountain                                                     319           10            343            9
South Central                                                287           --            298            8
New England                                                  176           --            197            8
-------------------------------------------------------------------------------------------------------------
                                                           2,754           43          2,908          101
Less: allowance for loan losses                              (17)          --            (16)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,737          $43         $2,892         $101
=============================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by property type
Office buildings                                          $  777          $18         $  874         $ 12
Shopping centers and retail                                  869           23            860           66
Apartments                                                   383           --            419            8
Industrial buildings                                         485            2            510            9
Hotels and motels                                             76           --             78           --
Medical buildings                                             32           --             42           --
Mixed use                                                     50           --             52            1
Other                                                         82           --             73            5
-------------------------------------------------------------------------------------------------------------
                                                           2,754           43          2,908          101
Less: allowance for loan losses                              (17)          --            (16)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,737          $43         $2,892         $101
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2008 and 2007 approximate fair value.

BELOW INVESTMENT GRADE SYNDICATED BANK LOANS, NET
The following is a summary of below investment grade syndicated bank loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Below investment grade syndicated bank loans                               $260           $62
Less: allowance for loan losses                                             (12)           (4)
-------------------------------------------------------------------------------------------------
Net below investment grade syndicated bank loans                           $248           $58
=================================================================================================



Below investment grade syndicated bank loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

TRADING SECURITIES
Net recognized gains related to trading securities were $10 million at December 31, 2008 and net recognized losses were $24 million and $36 million for the years ended December 31, 2007 and 2006, respectively.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    133

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,043        $1,187        $1,409
Income on commercial mortgage loans                                  173           173           181
Trading securities and other investments                              55            82            51
-------------------------------------------------------------------------------------------------------
                                                                   1,271         1,442         1,641
Less: Investment expenses                                             19            18            19
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,252        $1,424        $1,622
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $(433)         $40           $50
Commercial mortgage loans                                             (1)          --             1
Trading securities and other investments                              (8)          --            --
Reduction in the allowance for loan losses                            --           21            --
-------------------------------------------------------------------------------------------------------
  Total                                                            $(442)         $61           $51
=======================================================================================================



5. VARIABLE INTEREST ENTITIES
RiverSource Tax Adv. Inv., a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RiverSource Tax Adv. Inv.'s maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. RiverSource Tax Adv. Inv. has no obligation to provide further financial or other support to the affordable housing partnerships nor has RiverSource Tax Adv. Inv. provided any additional support to the affordable housing partnerships. RiverSource Life had no liabilities recorded as of December 31, 2008 and 2007 related to the affordable housing partnerships.

RiverSource Tax Adv. Inv. is a limited partner in affordable housing partnerships which qualify for government sponsored low income housing tax credit programs. In most cases, RiverSource Tax Adv. Inv. has less than 50% interest in the partnerships sharing in benefits and risks with other limited partners in proportion to RiverSource Tax Adv. Inv.'s ownership interest. In the limited cases in which RiverSource Tax Adv. Inv. has a greater than 50% interest in affordable housing partnerships, it was determined that the relationship with the general partner is an agent relationship and the general partner was most closely related to the partnership as it is the key decision maker and controls the operations. The carrying values are reflected in trading securities and other investments and were $54 million and $88 million as of December 31, 2008 and 2007, respectively.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS
During the third quarter of 2008, RiverSource Life completed the annual detailed review of valuation assumptions. In addition, during the third quarter of 2008, RiverSource Life converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life's assets and liabilities attributable to the review of valuation assumptions and the valuation system conversion during the third quarter of 2008 and the review of the valuation assumptions during the third quarter of 2007 and 2006 were as follows:

                                                                                                 FUTURE
BALANCE SHEET IMPACT                   REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)          RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES
------------------------------------------------------------------------------------------------------------------------
2008 period                                $92          $(82)          $(6)          $ 1          $ 96           $ 5
2007 period                                 (2)          (16)            3            --           (15)           --
2006 period                                 (1)           38            --            --           (12)           --
BALANCE SHEET IMPACT
DEBIT (CREDIT) (IN MILLIONS)              TOTAL
--------------------------------------------------
2008 period                               $106
2007 period                                (30)
2006 period                                 25




 134    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The total pretax impacts on RiverSource Life's revenues and expenses attributable to the review of the valuation assumptions and the valuation system conversion for the year ended December 31, 2008 and the review of the valuation assumptions for the years ended December 31, 2007 and 2006 were as follows:

                                                                           BENEFITS,                     OTHER
                                                                            CLAIMS,                    INSURANCE
                                                            POLICY AND    LOSSES AND                      AND
PRETAX                                                       CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)                 PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
-------------------------------------------------------------------------------------------------------------------------------
2008 period                                       $ 2           $95          $ 90          $(82)          $ 1          $106
2007 period                                        --            (2)          (12)          (16)           --           (30)
2006 period                                        --            (1)          (12)           38            --            25


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,429        $4,411        $4,036
Cumulative effect of accounting change                                36          (204)           --
Capitalization of acquisition costs                                  592           704           687
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (779)         (454)         (394)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          (82)          (16)           38
Impact of change in net unrealized securities losses (gains)         228           (12)           44
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,424        $4,429        $4,411
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ 511         $452          $370
Cumulative effect of accounting change                                 9          (11)           --
Capitalization of sales inducements                                   87          124           126
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (115)         (56)          (48)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           (6)           3            --
Impact of change in net unrealized securities losses (gains)          32           (1)            4
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $ 518         $511          $452
=======================================================================================================



Effective January 1, 2008, RiverSource Life adopted SFAS 157 and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See Note 3 and Note 11 for additional information regarding SFAS 157.

Effective January 1, 2007, RiverSource Life adopted SOP 05-1 and recorded as a cumulative change in accounting principle a pretax reduction of $204 million and $11 million to DAC and DSIC, respectively.

7. REINSURANCE
Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life is $1.5 million (increased from $750,000 during 2008) on any policy insuring a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life (and RiverSource Life of NY for 1996 and later issues) retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").

Generally, RiverSource Life retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in October 2007 in most states and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. RiverSource Life retains all risk for new claims on DI contracts sold on other policy forms. RiverSource Life also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

In addition, RiverSource Life assumes life insurance and fixed annuity risk under reinsurance arrangements with unaffiliated insurance companies.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    135

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

At December 31, 2008, 2007 and 2006, traditional life and universal life insurance in force aggregated $192.3 billion, $187.3 billion and $174.1 billion, respectively, of which $127.6 billion, $117.4 billion and $102.4 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under its DI and LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 631         $ 621         $ 645
Reinsurance assumed                                                    2             2             3
Reinsurance ceded                                                   (152)         (138)         (115)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 481         $ 485         $ 533
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $61 million, $57 million and $55 million of reinsurance ceded for the years ended December 31, 2008, 2007 and 2006, respectively.

Reinsurance recovered from reinsurers was $142 million, $126 million and $115 million for the years ended December 31, 2008, 2007 and 2006, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $1.2 billion and $1.0 billion related to LTC risk ceded to Genworth as of December 31, 2008 and 2007, respectively. Included in future policy benefits is $689 million and $730 million related to assumed reinsurance arrangements as of December 31, 2008 and 2007, respectively.

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES
Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $14,058       $14,382
Equity indexed annuities accumulated host values                              228           253
Equity indexed annuities embedded derivatives                                  16            53
Variable annuities fixed sub-accounts                                       5,623         5,419
Variable annuity GMWB                                                       1,471           136
Variable annuity GMAB                                                         367            33
Other variable annuity guarantees                                              67            27
-------------------------------------------------------------------------------------------------
  Total annuities                                                          21,830        20,303
Variable universal life ("VUL")/universal life ("UL") insurance             2,526         2,568
Other life, DI and LTC insurance                                            4,397         4,106
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             28,753        26,977
Policy claims and other policyholders' funds                                  172            91
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $28,925       $27,068
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $37,657       $51,764
VUL insurance variable sub-accounts                                         4,091         6,244
Other insurance variable sub-accounts                                          39            62
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $41,787       $58,070
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations were partially hedged with derivative instruments designated as a cash flow hedge of the interest credited on forecasted sales. As of January 1, 2007 the hedge designation was removed. See Note 15 for additional information regarding RiverSource Life's derivative instruments.


 136    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 15 for additional information regarding RiverSource Life's derivative instruments.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding RiverSource Life's variable annuity guarantees. RiverSource Life does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders decreased from $13.1 billion at December 31, 2007 to $12.7 billion at December 31, 2008. The total value of variable annuity contracts with GMAB riders decreased from $2.3 billion at December 31, 2007 to $2.0 billion at December 31, 2008. See Note 15 for additional information regarding derivative instruments used to hedge GMWB and GMAB risk.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers LTC products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES
The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions. See
Note 2 and Note 8 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life has three primary GMDB provisions:

- RETURN OF PREMIUM -- provides purchase payments minus adjusted partial surrenders.

- RESET -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- RATCHET -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the contractholder can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives contractholders a choice to withdraw 6% per year for the life of the contractholder ("GMWB for life") or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the contractholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).


                                         RIVERSOURCE VARIABLE ACCOUNT 10    137

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain universal life contracts offered by RiverSource Life provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities:

                                                        DECEMBER 31, 2008                            DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN                      WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE      NET AMOUNT       AVERAGE       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                    $22,249        $20,153        $ 4,873          61           $25,804        $23,892
  Six-Year Reset                        12,719         10,063          2,802          61            20,231         17,617
  One-Year Ratchet                       5,770          5,061          2,163          62             7,908          7,143
  Five-Year Ratchet                        951            888            199          59             1,211          1,163
  Other                                    471            429            192          66               693            639
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $42,160        $36,594        $10,229          61           $55,847        $50,454
===========================================================================================================================
GGU DEATH BENEFIT                      $   699        $   619        $    65          63           $   950        $   873
===========================================================================================================================
GMIB                                   $   567        $   511        $   245          63           $   927        $   859
===========================================================================================================================
GMWB:
  GMWB                                 $ 3,513        $ 3,409        $ 1,312          63           $ 5,104        $ 4,980
  GMWB for life                          9,194          8,764          2,704          63             7,958          7,685
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $12,707        $12,173        $ 4,016          63           $13,062        $12,665
===========================================================================================================================
GMAB                                   $ 2,006        $ 1,937        $   608          56           $ 2,260        $ 2,205
===========================================================================================================================

                                         DECEMBER 31, 2007
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                     $ 26            60
  Six-Year Reset                         167            60
  One-Year Ratchet                        81            61
  Five-Year Ratchet                        1            58
  Other                                   12            65
---------------------------------------------------------------
    Total -- GMDB                       $287            60
===============================================================
GGU DEATH BENEFIT                       $ 80            62
===============================================================
GMIB                                    $ 18            62
===============================================================
GMWB:
  GMWB                                  $ 22            62
  GMWB for life                           33            62
---------------------------------------------------------------
    Total -- GMWB                       $ 55            62
===============================================================
GMAB                                    $  3            55
===============================================================



(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

Changes in additional liabilities (assets) were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1, 2007        $ 26           $ 5         $  (12)        $ (5)          $ 1
Incurred claims                                        1            --            148           38             4
Paid claims                                           (3)           (2)            --           --            (1)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2007                24             3            136           33             4
Incurred claims                                       58            10          1,335          334             6
Paid claims                                          (27)           (1)            --           --            (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008              $ 55           $12         $1,471         $367           $ 7
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $21,899       $34,540
  Bond                                                                     12,135        12,549
  Other                                                                     3,463         4,478
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $37,497       $51,567
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.


 138    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

10. LINES OF CREDIT
In September 2008, RiverSource Life, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life's statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 28 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2008.

RiverSource Life had a collateral loan agreement with Ameriprise Financial aggregating up to $75 million which expired on October 31, 2008.

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2008 and 2007.

11. FAIR VALUES OF ASSETS AND LIABILITIES
Effective January 1, 2008, RiverSource Life adopted SFAS 157, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
Under SFAS 157, RiverSource Life categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. RiverSource Life's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

AVAILABLE-FOR-SALE SECURITIES
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities and asset backed securities.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    139

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Through RiverSource Life's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

At the beginning of the fourth quarter of 2008, $219 million of prime non-agency residential mortgage backed securities were transferred from Level 2 to Level 3 of the fair value hierarchy because management believes the market for these prime quality assets is now inactive. The loss recognized on these assets during the fourth quarter of 2008 was $47 million of which $13 million was included in net investment income and $34 million was included in other comprehensive loss.

SEPARATE ACCOUNT ASSETS
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

DERIVATIVES
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3.

LIABILITIES

EMBEDDED DERIVATIVES

VARIABLE ANNUITY RIDERS -- GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
RiverSource Life values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to policyholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

EQUITY INDEXED ANNUITIES
RiverSource Life uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its equity indexed annuities. The inputs to these calculations are primarily market observable. As a result, these measurements are classified as Level 2. The embedded derivative liability attributable to the provisions of RiverSource Life's equity indexed annuities is recorded in future policy benefits.


 140    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale:
     Fixed maturities                                      $ 21         $16,336       $1,713        $18,070
     Common and preferred stocks                             --              16           --             16
  Trading securities                                         70              77           --            147
  Cash equivalents                                          432           2,861           --          3,293
  Other assets                                               --           2,238          200          2,438
  Separate account assets                                    --          41,787           --         41,787
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $523         $63,315       $1,913        $65,751
=============================================================================================================

Liabilities
  Future policy benefits                                   $ --         $    16       $1,832        $ 1,848
  Other liabilities                                          --             645           --            645
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $ --         $   661       $1,832        $ 2,493
=============================================================================================================



The following table provides a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2008:

                                                        AVAILABLE-
                                                         FOR-SALE
                                                        SECURITIES:                   FUTURE
                                                           FIXED         OTHER        POLICY         OTHER
(IN MILLIONS)                                           MATURITIES      ASSETS       BENEFITS     LIABILITIES
-------------------------------------------------------------------------------------------------------------
Balance, January 1                                        $1,810         $ 280        $  (158)        $--
  Total gains (losses) included in:
     Net income (loss)                                      (169)(1)       149(2)      (1,611)(2)      (9)(2)
     Other comprehensive loss                               (304)           --             --          --
  Purchases, sales, issuances and settlements, net           157          (229)           (63)          9
  Transfers into Level 3                                     219(3)         --             --          --
-------------------------------------------------------------------------------------------------------------
Balance, December 31                                      $1,713         $ 200        $(1,832)        $--
=============================================================================================================
Change in unrealized gains (losses) included in net
income relating to assets and liabilities held at
December 31                                               $ (172)(4)     $ 126(2)     $(1,608)(2)     $--
=============================================================================================================



(1) Represents a $176 million loss included in net realized investment gains (losses) and a $7 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

(4) Represents a $175 million loss included in net realized investment gains (losses) and a $3 million gain included in net investment income in the Consolidated Statements of Income.

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value as of December 31, 2008 and 2007. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,737       $ 2,506       $ 2,892       $ 2,868
  Policy loans                                                722           779           697           697
  Other investments                                           248           202            58            59

FINANCIAL LIABILITIES
  Future policy benefits                                   13,116        12,418        18,622        18,077
  Separate account liabilities                                386           386           748           748




                                         RIVERSOURCE VARIABLE ACCOUNT 10    141

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

COMMERCIAL MORTGAGE LOANS, NET
The fair value of commercial mortgage loans, except those with significant credit deterioration is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life's estimate of the amount recoverable on the loan.

POLICY LOANS
The fair value of policy loans has been determined using discounted cash flows.

FUTURE POLICY BENEFITS
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life's non-performance risk specific to these liabilities. The fair value of fixed annuities, in payout status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for expense margin and RiverSource Life's non-performance risk specific to these liabilities. Variable annuity fixed sub-accounts classified as investment contracts and equity indexed annuities fair value is determined by discounting cash flows adjusted for policyholder behavior and RiverSource Life's non-performance risk specific to these liabilities.

SEPARATE ACCOUNT LIABILITIES
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life. A non-performance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize non-performance risk.

12. RELATED PARTY TRANSACTIONS
RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity contractholders and variable life insurance policyholders. RiverSource Life provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2008, 2007 and 2006, RiverSource Life received $101 million, $97 million and $76 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life.

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2008, 2007 and 2006.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $3 million in 2008, $3 million in 2007 and $2 million in 2006.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were nil in 2008 and $3 million in both 2007 and 2006.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2008, 2007 and 2006 were $1 million, $2 million and $1 million, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life for use of joint facilities, technology support, marketing services and other services aggregated $673 million, $909 million and $755 million for 2008, 2007 and 2006, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.


 142    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Dividends paid and received were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $775          $900          $300
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          77            83            25
Non-cash dividend paid to Ameriprise Financial from
RiverSource Tax Adv. Inv.                                           118            --            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 13 for additional information.

During 2008, RiverSource Life received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial.

In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RiverSource Tax Adv. Inv.

There were no amounts included in other liabilities at December 31, 2008 and 2007 payable to Ameriprise Financial for federal income taxes.

13. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $173 million and $788 million as of December 31, 2008 and 2007, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $(1,184)      $  523        $  469
Statutory net income (loss)(1)                                     (1,407)         555           514
Statutory capital and surplus                                       2,529        2,820         3,258


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus.

14. INCOME TAXES
RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $  42         $(30)         $  8
  State                                                                3           --            --
-------------------------------------------------------------------------------------------------------
Total current income tax                                              45          (30)            8
Deferred income tax
  Federal                                                           (236)          83           124
  State                                                                2           --            (3)
-------------------------------------------------------------------------------------------------------
Total deferred income tax                                           (234)          83           121
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                     $(189)        $ 53          $129
=======================================================================================================





                                         RIVERSOURCE VARIABLE ACCOUNT 10    143

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2008          2007          2006
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%         35.0%        35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                           56.6         (10.9)        (6.8)
  State taxes, net of federal benefit                               (3.7)           --         (0.4)
  Low income housing credit                                         27.9          (7.0)        (6.9)
  Foreign tax credit, net of addback                                15.3          (2.3)        (0.7)
  Taxes applicable to prior years                                   29.2          (4.0)          --
  Other, net                                                        (0.2)           --          0.1
-------------------------------------------------------------------------------------------------------
Income tax provision                                               160.1%         10.8%        20.3%
=======================================================================================================



RiverSource Life's effective tax rate was 160.1% and 10.8% for the years ended December 31, 2008 and 2007, respectively. The increase in the effective tax rate is primarily due to a pretax loss in relation to a net tax benefit for 2008 compared to pretax income for 2007. RiverSource Life's effective tax rate for 2008 included a $39 million tax benefit related to changes in the status of current audits. RiverSource Life's effective tax rate for 2007 included a $7 million tax benefit related to the finalization of the prior year tax return.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,744        $1,144
  Investment related                                                          --            61
  Net unrealized losses on Available-for Sale securities and
  derivatives                                                                399            87
  Net operating loss and tax credit carryforwards                            159           125
  Other                                                                       44            38
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           2,346         1,455
Deferred income tax liabilities:
  DAC                                                                      1,168         1,253
  Investment related                                                         398            --
  DSIC                                                                       181           179
  Other                                                                       --            14
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      1,747         1,446
-------------------------------------------------------------------------------------------------
Net deferred income tax assets                                            $  599        $    9
=================================================================================================



RiverSource Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

Additionally, RiverSource Life has net operating loss carryforwards of $15 million which expire on December 31, 2025 and 2026 as well as tax credit carryforwards of $124 million which expire December 31, 2025, 2026, 2027 and 2028. RiverSource Life also has $20 million of foreign tax credit carryforwards which expire on December 31, 2016 and 2017. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2008 and 2007.


 144    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Effective January 1, 2007, RiverSource Life adopted the provisions of FIN 48. The amount RiverSource Life recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                                      2008
-------------------------------------------------------------------------------------------
Balance at December 31, 2007                                                       $  97
Additions based on tax positions related to the current year                        (165)
Additions for tax positions of prior years                                            38
Reductions for tax positions of prior years                                          (59)
-------------------------------------------------------------------------------------------
Balance at December 31, 2008                                                       $ (89)
===========================================================================================



If recognized, approximately $30 million and $49 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life recognized a net reduction of $14 million in interest and penalties for the year ended December 31, 2008. RiverSource Life had a $15 million and a $1 million receivable for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life's income tax returns for 1997 through 2002 during 2008. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. The IRS continued its examination of 2003 through 2004 which is expected to be completed during 2009. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life's U.S. income tax returns for 2005 through 2007. RiverSource Life or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life receives. Management believes that it is likely that any such regulations would apply prospectively only.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010.

The items comprising other comprehensive loss are presented net of the following income tax provision (benefit) amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $(302)         $28          $(41)
Net unrealized derivative gains (losses)                               2           --            (1)
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $(300)         $28          $(42)
=======================================================================================================





                                         RIVERSOURCE VARIABLE ACCOUNT 10    145

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

15. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable RiverSource Life to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life does not engage in any derivative instrument trading activities. The following table presents a summary of the notional amount and the current fair value of derivative instruments held at:

                                                                           DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN MILLIONS)                              AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                        $11,445       $  853         $(250)       $  202         $  6          $ (3)
Swaptions                                    3,200           26            --           800            1            --
Purchased equity options                    16,572        1,512           (79)        6,485          416           (36)
Written equity options                       2,766           22          (255)           57           --            (1)
Total return swaps                           1,706           24           (60)           --           --            --
Equity futures purchased(1)                      1           --            --            70           --            --
Equity futures sold(1)                         599           --            --           202           --            --
--------------------------------------------------------------------------------------------------------------------------
  Total(2)                                 $36,289       $2,437         $(644)       $7,816         $423          $(40)
==========================================================================================================================



 (1) Equity futures have no recorded value as they are cash settled daily.
 (2) The above table does not include certain embedded derivatives.

The following table presents a summary of the notional amount and fair value of derivative instruments based on the risk they hedge:

                                                                           DECEMBER 31,
                                        ----------------------------------------------------------------------------------
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN MILLIONS)                              AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Equity indexed annuities                   $   213       $    3         $  --        $  295         $ 43          $ (1)
GMWB and GMAB                               36,076        2,434          (644)        6,721          379           (39)
Other                                           --           --            --           800            1            --
--------------------------------------------------------------------------------------------------------------------------
Total                                      $36,289       $2,437         $(644)       $7,816         $423          $(40)
==========================================================================================================================



See Note 11 for additional information regarding RiverSource Life's fair value measurement of derivative instruments.

Cash Flow Hedges
RiverSource Life uses interest rate derivative products, primarily swaps and swaptions, to manage funding costs related to RiverSource Life's fixed annuity business. As of January 1, 2007, RiverSource Life removed the hedge designation from its swaptions used to hedge the risk of increasing interest rates on forecasted fixed premium product sales. The designation was removed due to the hedge relationship no longer being highly effective. Accordingly, all changes in fair value of the swaptions were recorded directly to earnings. As of December 31, 2008, all of these swaptions had expired. Amounts previously recorded in accumulated other comprehensive income (loss) are reclassified into earnings as the originally forecasted transactions occur.

The following is a summary of net unrealized derivatives gains (losses) related to cash flow hedging activity, net of tax:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(40)         $(41)         $(40)
Holding losses, net of tax of nil, $1 and $2, respectively           (1)           --            (4)
Reclassification of realized gains, net of tax of $2, $1 and
$1, respectively                                                      3             1             3
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(38)         $(40)         $(41)
=======================================================================================================



At December 31, 2008, RiverSource Life expects to reclassify $6 million of net pretax gains on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months related to interest rate swaptions that will be recorded in net investment income.

If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. As discussed above, RiverSource Life removed the hedge designation from its swaptions in 2007 and during 2008 and 2006 there were no other hedges that were terminated or the hedge designation removed. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately. No hedge

 146    RIVERSOURCE VARIABLE ACCOUNT 10

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


relationships were discontinued during the years ended December 31, 2008, 2007 and 2006 due to forecasted transactions no longer expected to occur according to the original hedge strategy.

Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 10 years and relates to interest credited on forecasted fixed premium product sales. For the years ended December 31, 2008, 2007 and 2006, there were nil, $2 million and $4 million, respectively, in losses on derivative transactions or portions thereof that were ineffective as hedges, excluded from the assessment of hedge effectiveness or reclassified into earnings as a result of the discontinuance of cash flow hedges.

Derivatives Not Designated as Hedges
RiverSource Life holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of interest rate risk related to various RiverSource Life products.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities products will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Additionally, certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life economically hedges the exposure related to GMWB and GMAB provisions using various equity futures, equity options, swaptions and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2008, the remaining payments RiverSource Life is scheduled to make for these options, net of amounts receivable on written deferred premium options, were $805 million through July 31, 2023.

Embedded Derivatives
The equity component of the equity indexed annuity product obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and non-life contingent GMWB provisions which are also considered embedded derivatives. The fair value of embedded derivatives for annuity related products is included in future policy benefits. The change in fair value of the equity indexed annuity embedded derivatives is reflected in interest credited to fixed accounts. The changes in fair values of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses. At December 31, 2008 and 2007, the total fair value of these embedded derivatives, excluding the host contract and a liability for life contingent GMWB benefits of $5 million and $2 million, respectively, was a net liability of $1.8 billion and $220 million, respectively.

Credit Risk
Credit risk associated with RiverSource Life's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting arrangements and collateral arrangements wherever practical. At December 31, 2008 and 2007, RiverSource Life accepted collateral consisting primarily of cash and securities of $1.8 billion and $243 million, respectively, from counterparties. In addition, as of December 31, 2008, RiverSource Life provided collateral consisting primarily of cash and securities of $432 million and $14 million, respectively, to counterparties. As of December 31, 2008, RiverSource Life's maximum credit exposure to derivative transactions after considering netting arrangements with counterparties and collateral arrangements was approximately $83 million.

16. COMMITMENTS AND CONTINGENCIES
At December 31, 2008 and 2007, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings. See Note 4 for additional information.

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2008, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.


                                         RIVERSOURCE VARIABLE ACCOUNT 10    147

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


 148    RIVERSOURCE VARIABLE ACCOUNT 10

S-6325 G (5/09)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource Variable Account 10 including:

     Report of Independent Registered Public Accounting Firm dated April 24,
     2009.

     Statements of Assets and Liabilities for the year ended Dec. 31, 2008.

     Statements of Operations for the year ended Dec. 31, 2008.

     Statements of Changes and Net Assets for the years ended Dec. 31, 2008 and 2007.

     Notes to Financial Statements.

     The audited financial statements of the RiverSource Life Insurance Company including:

     Report of Independent Registered Public Accounting Firm dated March 2,
     2009.

     Consolidated Balance Sheets as of Dec. 31, 2008 and 2007.

     Consolidated Statements of Income for the years ended Dec. 31, 2008, 2007 and 2006.

     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2008, 2007 and 2006.

     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2008, 2007 and 2006.

     Notes to Consolidated Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10 Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as
     Exhibit 1.11 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7 Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9  Form of Enhanced Earnings Death Benefit Rider, filed electronically as
     Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as
     Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as
     Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14 Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 131101), filed electronically as Exhibit
     4.17 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.18 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 131102), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.19 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 131103), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.20 Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.24 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.25 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.26 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as
     Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.27 Form of Guarantee Period Accounts Rider filed electronically as Exhibit
     4.24 to Post-Effective Amendment No. 25 to Registration Statement No. 333-79311, filed on or about June 2, 2004, is incorporated by reference.

4.28 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 29 to Registration Statement No. 333-79311, filed on or about Oct. 21, 2004, is incorporated by reference.

4.29 Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) (form 131035) filed electronically as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.30 Form of Portfolio Navigator Model Portfolio Rider (form 131070C) filed electronically as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.31 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Withdrawal Benefit for Life), filed electronically as Exhibit 4.31 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.32 Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.33 Form of SecureSource Joint Life rider filed electronically as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 44 to Registration Statement

     No. 333-79311 is incorporated herein by reference.

4.34 Form of SecureSource Single Life rider filed electronically as Exhibit 4.34 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.35 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034-E) filed electronically as Exhibit 4.35 to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 333-79311 is incorporated herein by reference.

5.   Form of Variable Annuity Application (form 31063), filed electronically as
     Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h) (1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
     (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.10 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.15 Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.16 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.17 Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.18 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.19 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to

     RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.20 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.22 Copy of Amended and Restated Fund Participation Agreement dated Jan. 1, 2007, among Riversource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as
     Exhibit 8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.23 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
     8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.24 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and RiverSource Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.25 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.26 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.27 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.28 Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as
     Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.29 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Variable Annuity - Band 3 is filed electronically herewith.

10.3 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Variable Annuity/ Retirement Advisor Select Variable Annuity is filed electronically herewith.

10.4 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Variable Annuity - Band 3 is filed electronically herewith.

10.5 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Plus Variable Annuity/ RiverSource Retirement Advisor Select Plus Variable Annuity is filed electronically herewith.

10.6 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor 4 Advantage Variable Annuity/ RiverSource Retirement Advisor 4 Select Variable Annuity/RiverSource Retirement Advisor 4 Access Variable Annuity is filed electronically herewith.

11.  None

12.  Not applicable.

13.  Power of Attorney dated Oct.22, 2008 is filed electronically herewith.

14.  Not applicable.

Item 25.



Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Company

Name                               Principal Business Address*   Position and Offices With Depositor
----                               ---------------------------   -----------------------------------
Lynn Abbott                                                      Vice President - National
                                                                 Accounts and Fund Management

Gumer C. Alvero                                                  Director and Executive
                                                                 Vice President - Annuities

Timothy V. Bechtold                                              Director and President

Kent M. Bergene                                                  Vice President - Affiliated
                                                                 Investments

Walter Stanley Berman                                            Vice President and Treasurer

Richard N. Bush                                                  Senior Vice President -
                                                                 Corporate Tax

Charles R. Caswell                                               Reinsurance Officer

James L Hamalainen                                               Vice President - Investments

Michelle Marie Keeley                                            Vice President - Investments

Timothy J. Masek                                                 Vice President - Investments

Brian Joseph McGrane                                             Director, Executive Vice
                                                                 President and Chief Financial
                                                                 Officer

Thomas W. Murphy                                                 Vice President - Investments

Kevin Palmer                                                     Director, Vice President and
                                                                 Chief Actuary

Bridget Mary Sperl                                               Director, Executive Vice
                                                                 President - Client Service

David Kent Stewart                                               Vice President and Controller

William Frederick "Ted" Truscott                                 Director

John Robert Woerner                                              Director

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.

Item 26.



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                           Jurisdiction of
Name of Subsidiary                                                          Incorporation
------------------                                                         ---------------
Advisory Capital Strategies Group Inc.                                     Minnesota
AEXP Affordable Housing LLC                                                Delaware
American Enterprise Investment Services Inc.                               Minnesota
American Express Property Casualty Insurance Agency of Pennsylvania,Inc.   Pennsylvania
Ameriprise Advisor Services, Inc.                                          Michigan
Ameriprise Auto & Home Insurance Agency, Inc.                              Wisconsin
Ameriprise Bank, FSB                                                       USA
Ameriprise Captive Insurance Company                                       Vermont
Ameriprise Capital Trusts I-IV                                             Delaware
Ameriprise Certificate Company                                             Delaware
Ameriprise Financial Services,Inc.                                         Delaware
Ameriprise Holdings, Inc.                                                  Delaware
Ameriprise India Private Ltd.                                              India
Ameriprise Insurance Agency of Massachusetts, Inc.                         Massachusetts
Ameriprise Insurance Agency                                                Wisconsin
Ameriprise Trust Company                                                   Minnesota
AMPF Holding Corporation                                                   Michigan
AMPF Property Corporation                                                  Michigan
AMPF Realty Corporation                                                    Michigan
Brecek & Young Advisors, Inc.                                              California
Brecek & Young Financial Group Insurance Agency of Texas, Inc.             Texas
Brecek & Young Financial Services Group of Montana, Inc.                   Montana
Boston Equity General Partner LLC                                          Delaware
4230 W. Green Oaks, Inc.                                                   Michigan
IDS Capital Holdings Inc.                                                  Minnesota
IDS Futures Corporation                                                    Minnesota
IDS Management Corporation                                                 Minnesota
IDS Property Casualty Insurance Company                                    Wisconsin
Investors Syndicate Development Corporation                                Nevada
J. & W. Seligman & Co. Incorporated                                        New York
Kenwood Capital Management LLC (47.7% owned)                               Delaware
Realty Assets Inc.                                                         Nebraska
RiverSource CDO Seed Investments, LLC                                      Minnesota
RiverSource Distributors,Inc.                                              Delaware
RiverSource Fund Distributors, Inc.                                        Delaware
RiverSource Investments,LLC                                                Minnesota
RiverSource Life Insurance Company                                         Minnesota
RiverSource Life Insurance Co. of New York                                 New York
RiverSource REO 1, LLC                                                     Minnesota
RiverSource Service Corporation                                            Minnesota
RiverSource Services, Inc.                                                 Delaware
RiverSource Tax Advantaged Investments, Inc.                               Delaware
Securities America Advisors,Inc.                                           Nebraska
Securities America Financial Corporation                                   Nebraska
Securities America, Inc.                                                   Nebraska
Seligman Asia, Inc.                                                        Delaware
Seligman Focus Partners LLC                                                Delaware



Seligman Health Partners LLC                                               Delaware
Seligman Health Plus Partners LLC                                          Delaware
Seligman Partners LLC                                                      Delaware
Threadneedle Asset Management Holdings SARL                                England

Item 27. Number of Contract owners

     As of March 31, 2009 there were 206,731 non-qualified contract owners and 419,379 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter RiverSource Distributors Inc.


ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President - Strategic Transformation
Jeffrey McGregor                       President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


(c) RiverSource Distributors Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF            NET UNDERWRITING
PRINCIPAL            DISCOUNTS AND   COMPENSATION ON   BROKERAGE
UNDERWRITER           COMMISSIONS       REDEMPTION    COMMISSIONS  COMPENSATION
-----------        ----------------  ---------------  -----------  ------------
RiverSource
Distributors,Inc.    $383,542,107         None           None          None

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Company
     70100 Ameriprise Financial Center
     Minneapolis, MN 55474

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 2009.

                                        RIVERSOURCE VARIABLE ACCOUNT 10
                                        (Registrant)

                                        By RiverSource Life Insurance Company
                                           (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2009.

Signature                               Title
---------                               ----------------------------------------


/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director, President and Chief Executive
-------------------------------------   Officer
Timothy V. Bechtold


/s/ Richard N. Bush*                    Senior Vice President - Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Brian J. McGrane*                   Director, Executive Vice President and
-------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer



/s/ Bridget M. Sperl*                   Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart


/s/ William F. "Ted" Truscott*          Director
-------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                    Director
-------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated Oct.22, 2008 filed electronically as Exhibit 13 herewith, by:


/s/ Dixie Carroll
--------------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 53 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectuses for:

        RiverSource Retirement Advisor Variable Annuity
        RiverSource Retirement Advisor Variable Annuity - Band 3
        RiverSource Retirement Advisor Advantage Variable Annuity
        RiverSource Retirement Advisor Select Variable Annuity
        RiverSource Retirement Advisor Advantage Variable Annuity - Band 3 RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity
        RiverSource Retirement Advisor 4 Access Variable Annuity

Part B.

     Combined Statement of Additional Information and Financial Information.

Part C.

     Other Information.

     The signatures.

     Exhibits.

Exhibit Index

9. Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.1 - 10.6 Consents of Independent Registered Public Accounting Firm.

13.         Power of Attorney dated Oct. 22, 2008.